UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders.

Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Fund Performance, Allocation of Portfolio Holdings and Expense Examples
7	Financial Statements and Financial Highlights
11	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Board Approval of Investment Advisory Agreement
18	Trustees and Officers
19	Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of the Money Market ProFund for the 12 months ended December 31, 2015.

Money market rates, which generally follow the federal funds rate, hovered slightly above zero through October. Average rates rose to 0.22% at the end of November in anticipation of a federal funds rate hike and again to 0.26% in December when the Federal Reserve raised the target rate.

The Federal Reserve, at the December 2015 Federal Open Market Committee meeting, decided to raise rates for the first time in more than eight years. The Committee noted that economic activity is expanding at a moderate pace and the labor market is getting stronger, raising expectations that such improvement is likely to continue. The Committee also stated that it expects inflation to rise gradually toward 2% as the labor market strengthens further and the transitory effects of lower energy prices dissipate. The Committee decided to raise the target range for the federal funds rate to between 0.25% and 0.5%.

U.S. Economic Growth Moderate

U.S. GDP grew at a 2.0% seasonally adjusted annual rate in the third quarter of 2015 following 3.9% growth in the second quarter. Consumer spending, business investment and state and local government spending all increased, and job creation was strong. Unemployment declined to 5.0% in December 2015 from 5.6% at the end of 2014.

Thank you for choosing ProFunds. We appreciate the trust and confidence you have placed in us, and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

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Fund Performance, Allocation of Portfolio Holdings and Expense Examples

4 :: Money Market ProFund :: Fund Performance

The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2015, was 0.02%(1) for the Investor Class and 0.02%(1) for the Service Class.

The assets of the Fund are part of a $18.02 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit ProFunds.com

(1)         The seven-day yield quotation more closely reflects the earning of the money market fund than a total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been (0.37)% and (1.37)% for Investor Class and Service Class, respectively.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings and Expense Examples :: Money Market ProFund :: 5

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	103%
Total Exposure	103%

(a)         The Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	34%
Repurchase Agreements	24%
Certificates of Deposit and Bank Notes	22%
Government & Agency Obligations	10%
Short-Term Notes	4%
Municipal Bonds and Notes	3%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended December 31, 2015.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended December 31, 2015.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period*	Ending Account Value 12/31/15	Expenses Paid During Period*
Money Market ProFund — Investor Class	0.25%	$1,000.00	$1,000.10	$1.26	$1,023.95	$1.28
Money Market ProFund — Service Class	0.25%	1,000.00	1,000.10	1.26	1,023.95	1.28

*                 Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

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Financial Statements and Financial Highlights

8 :: Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Investment in Cash Management Portfolio, at value	$481,997,194
Receivable for capital shares issued	13,185,539
Receivable from Advisor	12,875
Prepaid expenses	34,418
TOTAL ASSETS	495,230,026
LIABILITIES:
Payable for capital shares redeemed	28,763,723
Administration fees payable	9,601
Trustee fees payable	46
Transfer agency fees payable	104,616
Compliance services fees payable	2,617
Service fees payable	4,026
Other accrued expenses	63,709
TOTAL LIABILITIES	28,948,338
NET ASSETS	$466,281,688
NET ASSETS CONSIST OF:
Capital	$466,381,431
Accumulated net investment income	459
Accumulated net realized gains (losses) on investments	(100,202)
NET ASSETS	$466,281,688
INVESTOR CLASS:
Net Assets	$422,540,587
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	422,564,733
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$43,741,101
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	43,748,416
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$1,077,959	(a)
Expenses(b)	(606,676	)(a)
TOTAL INVESTMENT INCOME	471,283
EXPENSES:
Management services fees	1,516,087
Administration fees	118,291
Transfer agency fees	759,559
Administrative services fees	442,277
Registration and filing fees	89,916
Fund accounting fees	10,000
Trustee fees	9,575
Compliance services fees	5,518
Service fees	24,301
Other fees	150,244
Total Gross Expenses before reductions	3,125,768
Less Expenses reduced by the Advisor	(2,741,964)
TOTAL NET EXPENSES	383,804
NET INVESTMENT INCOME	87,479
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	8,860	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$96,339

(a)         Allocated from Cash Management Portfolio

(b)         For the year ended December 31, 2015, the Advisor to the Cash Management Portfolio waived fees, of which $108,514 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund :: 9

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$87,479	$85,287
Net realized gains (losses) on investments	8,860	670
Change in net assets resulting from operations	96,339	85,957
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(73,651)	(72,870)
Service Class	(14,440)	(12,106)
Change in net assets resulting from distributions	(88,091)	(84,976)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	6,071,803,014	6,011,885,269
Service Class	1,210,901,201	1,447,857,336
Distributions reinvested
Investor Class	71,951	72,091
Service Class	14,356	12,094
Value of shares redeemed
Investor Class	(5,977,426,241)	(6,104,955,167)
Service Class	(1,308,199,723)	(1,354,700,143)
Change in net assets resulting from capital transactions	(2,835,442)	171,480
Change in net assets	(2,827,194)	172,461
NET ASSETS:
Beginning of period	469,108,882	468,936,421
End of period	$466,281,688	$469,108,882
Accumulated net investment income	$459	$1,071
SHARE TRANSACTIONS:
Issued
Investor Class	6,071,803,037	6,011,885,296
Service Class	1,210,901,231	1,447,857,354
Reinvested
Investor Class	71,951	72,091
Service Class	14,356	12,094
Redeemed
Investor Class	(5,977,426,241)	(6,104,955,167)
Service Class	(1,308,199,723)	(1,354,700,143)
Change in shares	(2,835,389)	171,525

See accompanying notes to the financial statements.

10 :: Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions
Money Market ProFund
Investor Class
Year Ended December 31, 2015	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2014	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2013	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2012	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2011	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Service Class
Year Ended December 31, 2015	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2014	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2013	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2012	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2011	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses(a),(b)	Net Expenses(a),(c)	Net Investment Income(a)	Net Assets, End of Period (000’s)

$1.000	0.02%	0.86%	0.23%	0.02%	$422,541
$1.000	0.02%	0.89%	0.17%	0.02%	$328,085
$1.000	0.02%	1.00%	0.19%	0.02%	$421,082
$1.000	0.02%	0.96%	0.26%	0.02%	$407,080
$1.000	0.02%	1.01%	0.23%	0.02%	$428,962

$1.000	0.02%	0.86%	0.23%	0.02%	$43,741
$1.000	0.02%	0.89%	0.17%	0.02%	$141,024
$1.000	0.02%	1.00%	0.19%	0.02%	$47,854
$1.000	0.02%	1.42%	0.26%	0.02%	$50,541
$1.000	0.02%	1.96%	0.23%	0.02%	$96,065

(a)         Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.

(b)         For the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.03%, 0.03%, 0.02%, 0.03% and 0.01%, respectively.

(c)          The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

(d)         Amount is less than $0.0005.

See accompanying notes to the financial statements.

Notes to Financial Statements

12 :: Money Market ProFund :: Notes to Financial Statements :: December 31, 2015

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of December 31, 2015, the percentage of the Portfolio’s interests owned by the ProFund was 2.7%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs

December 31, 2015 :: Notes to Financial Statements :: Money Market ProFund :: 13

used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of December 31, 2015, the ProFund’s $481,997,194 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the year ended December 31, 2015.

4. Fees and Transactions with Affiliates and Related Parties

ProFunds Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator from January 1, 2015 through March 31, 2015, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Effective April 1, 2015, the annual fee based on the Trust’s and ProFunds’ aggregate average net assets was amended to a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees for the entire period include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Until March 31, 2015, Citi also acted as transfer agent for the Trust, for which it received a base fee, account and service charges and reimbursement of certain expenses. Effective April 1, 2015, SunGard Investor Services LLC acts as the Trust’s transfer agent. For these services, the Trust pays SunGard Investor Services LLC a base fee, account and service charges and reimbursement of certain expenses. Fees paid to Citi and SunGard Investor Services, LLC for the year are reflected as Transfer agency fees on the Statement of Operations.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Distribution and Service Fees were suspended throughout the year ended December 31, 2015. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $712,606 for the year ended December 31, 2015.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2015, actual Trustee compensation was $582,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2016 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

14 :: Money Market ProFund :: Notes to Financial Statements :: December 31, 2015

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2015, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Total
Money Market ProFund — Fund Level	$3,272,313	$3,668,194	$2,670,884	$1,904,765	$11,516,156
Money Market ProFund — Service Class	89,725	—	—	—	89,725

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follow:

	Ordinary	Total Distributions
	Income	Paid
December 31, 2015
Money Market ProFund	$88,091	$88,091
December 31, 2014
Money Market ProFund	$84,976	$84,976

As of the tax year ended December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$459	$—	$—	$(100,202)	$—	$(99,743)

As of the tax year ended December 31, 2015, the ProFund had net capital loss carryforwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term.

CLCFs subject to expiration:

Expires 12/31/16
Money Market ProFund	$100,202

The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or expires. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year.

6. Additional Information and Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund and the Portfolio are required to comply with money market fund reform by the specified compliance dates in 2016. Currently, the ProFund and the Portfolio (the “Funds”) operate as prime institutional money market funds. Once the new SEC rules become effective in 2016 the Funds, as prime institutional money market funds, will not be able to maintain a stable $1.00 net asset value.

As a result, each of the Funds’ Boards has approved changes for the Funds to operate as government money market funds. The Funds, as government money market funds, will not be required to implement liquidity fees and redemption gates. A government money market fund is required to invest at least 99.5% of the fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Funds to operate as government money market funds, each of the Boards approved revisions to each Fund’s investment policy relating to concentration (the “Concentration Policy”) such that the Funds would no longer be required to invest more than 25% of their total assets in obligations of banks and other financial institutions. This revision to the Concentration Policy for the ProFund and name change from Money Market ProFund to Government Money Market ProFund were approved by shareholders at a special shareholders meeting on January 28, 2016. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about similar changes regarding the Portfolio’s concentration policy, investment objective and name change.

December 31, 2015 :: Notes to Financial Statements :: Money Market ProFund :: 15

Changes to the Funds concentration policies, name changes and the Portfolio’s investment objective will take effect on or about May 2, 2016. Additional details on the Portfolio’s transition to a government money market fund are included in the accompanying Portfolio’s Notes to Financial Statements. Because the yield on government’s securities are generally lower than the yield on comparable non-government securities, each of the Fund’s yield may decrease as more of the Portfolio’s assets are invested in government securities.

16 :: Money Market ProFund :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Money Market ProFund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market ProFund (one of the portfolios comprising ProFunds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 26, 2016

December 31, 2015 :: Board Approval of Investment Advisory Agreement (unaudited) :: Money Market ProFund :: 17

At a meeting held on September 16-17, 2015, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of the Money Market ProFund (the “Fund”) and ProFund Advisors LLC (the “Advisor”). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Independent Trustees were advised by independent legal counsel with respect to the Board’s deliberations. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor.

The Board noted that the Fund is a feeder fund that invests all its shares in a master fund that is advised by a third party investment advisor. The Trustees noted that the contractual amount of the fee was 0.35 percent of the Fund’s average annual daily net assets, but that the Advisor does not collect this fee for so long as the Fund is a feeder fund that invests in shares of a master fund. The Board also noted that the Fund pays the Advisor a Management Services fee of 0.35 percent of the Fund’s average annual daily net assets, all of which the Advisor waived. The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believe to be reasonably necessary to evaluate the Advisory Agreement in light of the structure of the Fund.

The Board considered that the Advisor has the requisite portfolio management skills to manage the Fund if necessary, and considered the reasonableness of the fee should the Advisor begin to provide services under the Advisory Agreement. In assessing the reasonableness of the fee, the Board considered the nature of the services described in the Agreement, and fees charged by comparable money market funds.

In its deliberations, the Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Fund but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan.

In addition to the information provided and discussions that occurred at the meeting on September 16-17, 2015, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year. The Board’s conclusions may take into account their consideration for the relevant arrangements during the course of the year and in prior years.

18 :: Money Market ProFund :: Trustees and Executive Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee
Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares (129)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (129)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present

Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present): Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010)

				ProFunds (112); Access One Trust (3); ProShares (129)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Co-Founder and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (129)

*                 The “Fund Complex” consists of all operational registered investment companies advised by the Advisor and any operational registered investment companies that have an investment adviser that is an affiliated person of the Advisor. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Richard F. Morris 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present

General Counsel of the Advisor and ProShare Advisors (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015); General Counsel, WisdomTree Asset Management (October 2010 to October 2012)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

Cash Management Portfolio

20 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2015

Investment Portfolio

Certificates of Deposit and Bank Notes 22.2%

	Principal Amount	Value
Banco del Estado de Chile:
0.52%, 2/29/2016	$25,000,000	$25,000,000
0.57%, 4/28/2016	110,600,000	110,600,000
0.652%, 2/29/2016	75,000,000	75,000,000
Bank of Montreal:
0.3%, 1/4/2016	108,500,000	108,500,000
0.389%, 1/7/2016	95,000,000	95,000,000
0.56%, 4/18/2016	65,000,000	65,000,000
Bank of Nova Scotia:
0.55%, 3/18/2016	45,000,000	45,000,000
0.612%, 4/28/2016	38,500,000	38,500,000
Canadian Imperial Bank of Commerce, 0.65%, 6/30/2016	106,075,000	106,075,000
Citibank NA, 0.37%, 1/8/2016	6,813,000	6,813,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.43%, 3/4/2016	125,800,000	125,800,000
0.497%, 4/14/2016	187,000,000	187,000,000
Dexia Credit Local:
0.431%, 5/4/2016	100,000,000	100,000,000
144A, 0.432%, 2/26/2016	28,500,000	28,500,000
DZ Bank AG:
0.36%, 1/4/2016	86,587,000	86,587,000
0.38%, 1/29/2016	171,715,000	171,715,000
0.4%, 2/11/2016	119,000,000	119,000,000
0.45%, 12/15/2016	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corp.:
0.38%, 1/19/2016	50,000,000	50,000,000
0.46%, 3/17/2016	88,500,000	88,500,000
Mizuho Bank Ltd.:
0.29%, 1/20/2016	34,000,000	34,000,000
0.29%, 1/29/2016	123,500,000	123,500,000
0.3%, 2/11/2016	85,000,000	85,000,000
0.4%, 2/17/2016	115,000,000	115,000,000
Nordea Bank Finland PLC:
0.3%, 2/8/2016	200,000,000	200,000,000
0.45%, 3/18/2016	136,500,000	136,500,000
0.467%, 2/12/2016	200,000,000	200,000,000
0.487%, 5/13/2016	100,000,000	100,000,000
0.5%, 3/9/2016	33,000,000	33,000,000
Norinchukin Bank, 0.31%, 1/19/2016	110,000,000	110,001,645
Royal Bank of Canada, 0.71%, 5/2/2016	92,500,000	92,500,000
Sumitomo Mitsui Banking Corp.:
0.35%, 2/12/2016	50,000,000	50,000,000
0.4%, 2/18/2016	100,000,000	100,000,000
0.54%, 3/16/2016	85,500,000	85,500,000
Svenska Handelsbanken AB:
0.491%, 4/15/2016	125,000,000	125,000,000
0.495%, 2/29/2016	120,000,000	120,000,981
Swedbank AB, 0.453%, 3/10/2016	125,000,000	125,000,000
Toronto-Dominion Bank:
0.43%, 3/2/2016	141,000,000	141,000,000
0.65%, 4/28/2016	110,000,000	110,000,000
Wells Fargo Bank NA:
0.394%, 6/3/2016	50,000,000	50,000,000
0.457%, 4/11/2016	63,000,000	63,000,000
Westpac Banking Corp., 0.552%, 5/27/2016	135,000,000	135,000,000
Total Certificates of Deposit and Bank Notes (Cost $3,991,592,626)		3,991,592,626

Commercial Paper 34.0%
Issued at Discount** 21.7%
Albion Capital LLC, 0.35%, 1/20/2016	106,900,000	106,880,253
Bank Nederlandse Gemeenten, 0.381%, 3/4/2016	142,000,000	141,905,570
Caisse Centrale Desjardins du Quebec, 0.37%, 2/2/2016	82,000,000	81,973,031
Caisse des Depots et Consignations:
0.31%, 2/16/2016	150,000,000	149,940,583
0.346%, 3/15/2016	47,000,000	46,966,669
Chevron Corp., 0.4%, 2/5/2016	74,400,000	74,371,067
China Construction Bank Corp., 0.42%, 1/4/2016	17,000,000	16,999,405
Coca-Cola Co., 0.511%, 3/18/2016	72,500,000	72,420,915
Collateralized Commercial Paper II Co., LLC:
0.481%, 4/6/2016	71,270,000	71,178,774
0.481%, 4/5/2016	65,000,000	64,917,667
0.481%, 4/20/2016	100,000,000	99,853,333
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.416%, 3/14/2016	50,000,000	49,957,924
CPPIB Capital, Inc., 0.3%, 2/3/2016	23,763,000	23,756,465
Crown Point Capital Co., LLC, 0.621%, 3/14/2016	50,000,000	49,937,139
DBS Bank Ltd.:
0.28%, 1/5/2016	70,000,000	69,997,822
0.34%, 1/28/2016	50,000,000	49,987,250
Erste Abwicklungsanstalt:
0.33%, 2/3/2016	43,500,000	43,486,841
0.33%, 2/18/2016	20,000,000	19,991,200
0.33%, 3/7/2016	55,000,000	54,966,725
0.531%, 4/4/2016	107,000,000	106,851,924
Export Development Canada, 0.381%, 1/11/2016	68,980,000	68,972,719
Exxon Mobil Corp.:
0.4%, 1/19/2016	58,000,000	57,988,400
0.45%, 2/1/2016	155,000,000	154,939,937
Gotham Funding Corp.:
0.4%, 1/11/2016	75,000,000	74,991,667
0.4%, 1/15/2016	57,500,000	57,491,056
Kells Funding LLC:
0.32%, 3/8/2016	50,000,000	49,970,222
0.37%, 2/2/2016	43,459,000	43,445,866
144A, 0.401%, 3/14/2016	145,000,000	144,882,389
144A, 0.401%, 1/8/2016	50,000,000	49,996,111
0.431%, 3/14/2016	5,000,000	4,995,640
Manhattan Asset Funding Co., LLC:
0.27%, 1/11/2016	40,000,000	39,997,000
0.38%, 1/27/2016	32,000,000	31,991,218
0.48%, 1/28/2016	1,536,000	1,535,447
MetLife Short Term Funding LLC:
0.23%, 1/4/2016	4,700,000	4,699,910
0.401%, 4/29/2016	80,000,000	79,894,222
Microsoft Corp., 0.19%, 1/6/2016	57,950,000	57,948,471
Nestle Capital Corp., 0.27%, 2/26/2016	142,000,000	141,940,360
Nieuw Amsterdam Receivables Corp., 0.24%, 1/19/2016	36,267,000	36,262,648

December 31, 2015 :: Investment Portfolio :: Cash Management Portfolio :: 21

Commercial Paper, continued

	Principal Amount	Value
Nordea Bank AB, 0.305%, 2/8/2016	$9,000,000	$8,997,103
Old Line Funding LLC:
0.481%, 4/12/2016	40,000,000	39,945,600
0.521%, 4/29/2016	60,000,000	59,896,867
144A, 0.552%, 5/16/2016	150,000,000	149,688,333
0.652%, 5/2/2016	62,500,000	62,362,326
PSP Capital, Inc, 0.23%, 1/22/2016	7,600,000	7,598,980
PSP Capital, Inc., 0.42%, 1/8/2016	32,200,000	32,197,370
Regency Markets No. 1 LLC:
0.45%, 1/20/2016	65,000,000	64,984,562
0.47%, 1/27/2016	37,763,000	37,750,182
Sinopec Century Bright Capital Investment Ltd.:
0.5%, 1/8/2016	22,500,000	22,497,812
0.5%, 1/11/2016	127,600,000	127,582,278
Standard Chartered Bank:
0.401%, 1/13/2016	150,000,000	149,980,000
0.42%, 1/8/2016	145,000,000	144,988,158
0.501%, 4/5/2016	100,000,000	99,868,056
Swedbank AB, 0.366%, 2/1/2016	44,000,000	43,986,171
Total Capital Canada Ltd., 0.21%, 1/4/2016	404,000	403,993
Victory Receivables Corp.:
0.4%, 1/15/2016	54,407,000	54,398,537
0.41%, 1/20/2016	26,638,000	26,632,236
Walt Disney Co.:
0.19%, 1/25/2016	100,000,000	99,987,333
0.3%, 2/25/2016	50,000,000	49,977,083
Working Capital Management Co.:
0.44%, 1/20/2016	67,000,000	66,984,441
0.45%, 1/15/2016	50,000,000	49,991,250
		3,898,982,511
Issued at Par 12.3%
Australia & New Zealand Banking Group Ltd., 0.441%, 1/15/2016	50,000,000	50,000,014
Bank Nederlandse Gemeenten:
0.439%, 5/6/2016	87,000,000	87,000,000
0.522%, 2/25/2016	100,000,000	100,000,000
Bank of Nova Scotia, 0.57%, 2/12/2016	183,800,000	183,800,000
Bedford Row Funding Corp.:
0.351%, 1/14/2016	28,000,000	28,000,000
0.416%, 4/8/2016	40,000,000	40,000,000
144A, 0.517%, 4/12/2016	90,500,000	90,500,000
144A, 0.525%, 3/14/2016	15,500,000	15,500,000
BNZ International Funding Ltd., 0.497%, 6/14/2016	15,000,000	15,000,000
Commonwealth Bank of Australia:
0.379%, 4/7/2016	82,000,000	81,998,639
0.389%, 5/6/2016	100,000,000	99,997,783
0.396%, 4/29/2016	38,000,000	37,998,847
0.396%, 5/4/2016	75,000,000	75,000,000
0.42%, 3/4/2016	36,000,000	36,000,000
144A, 0.532%, 3/29/2016	23,000,000	22,996,171
Crown Point Capital Co., LLC, 0.722%, 8/25/2016	142,800,000	142,800,000
Erste Abwicklungsanstalt:
0.411%, 3/4/2016	80,000,000	79,999,169
0.511%, 3/17/2016	120,000,000	119,997,494
144A, 0.552%, 1/19/2016	41,000,000	41,000,000
144A, 0.562%, 4/19/2016	68,250,000	68,249,508
HSBC Bank PLC,
144A, 0.678%, 6/24/2016	113,250,000	113,250,000
Macquarie Bank Ltd., 0.652%, 3/21/2016	70,000,000	70,000,000
Nederlandse Waterschapsbank NV, 144A, 0.53%, 3/18/2016	117,500,000	117,500,000
Old Line Funding LLC:
144A, 0.487%, 5/6/2016	50,000,000	50,000,000
144A, 0.496%, 2/8/2016	100,000,000	100,000,000
144A, 0.613%, 3/22/2016	66,000,000	66,000,000
Thunder Bay Funding LLC:
0.476%, 3/8/2016	20,000,000	20,000,000
0.517%, 4/12/2016	69,000,000	69,000,000
Westpac Banking Corp., 144A, 0.53%, 3/18/2016	200,000,000	200,000,000
		2,221,587,625
Total Commercial Paper (Cost $6,120,570,136)		6,120,570,136

Government & Agency Obligations 9.7%
U.S. Government Sponsored Agencies 6.5%
Federal Farm Credit Bank:
0.224%*, 3/3/2016	35,000,000	35,000,000
0.346%*, 2/8/2017	15,000,000	15,000,000
0.382%*, 5/20/2016	75,000,000	75,000,466
Federal Home Loan Bank:
0.18%**, 3/1/2016	15,000,000	14,995,500
0.22%**, 4/5/2016	29,500,000	29,482,874
0.23%**, 1/20/2016	15,000,000	14,998,179
0.24%**, 4/4/2016	50,000,000	49,968,667
0.251%**, 3/7/2016	43,000,000	42,980,291
0.255%**, 2/9/2016	50,000,000	49,986,188
0.26%**, 4/11/2016	25,000,000	24,981,764
0.264%*, 10/7/2016	7,500,000	7,500,000
0.27%**, 2/16/2016	25,000,000	24,991,375
0.305%**, 2/29/2016	20,000,000	19,990,003
0.311%**, 6/28/2016	50,000,000	49,922,931
0.341%**, 4/18/2016	50,000,000	49,949,000
0.38%**, 3/22/2016	25,000,000	24,978,625
0.391%**, 7/15/2016	25,000,000	24,946,917
0.392%*, 8/26/2016	25,000,000	25,000,000
0.4%**, 7/1/2016	80,000,000	79,838,222
0.445%**, 2/26/2016	32,700,000	32,677,364
0.471%**, 6/13/2016	25,000,000	24,946,472
0.476%**, 3/9/2016	28,609,000	28,583,331
0.501%**, 6/13/2016	75,000,000	74,829,169
Federal Home Loan Mortgage Corp.:
0.2%**, 2/23/2016	20,000,000	19,994,111
0.23%**, 1/12/2016	27,500,000	27,498,067
0.235%**, 4/15/2016	21,000,000	20,985,607
0.511%**, 4/27/2016	150,000,000	149,751,375
Federal National Mortgage Association:
0.225%**, 5/23/2016	25,000,000	24,977,656
0.255%**, 2/2/2016	26,500,000	26,493,993
0.422%*, 7/20/2017	80,000,000	79,993,717
		1,170,241,864
U.S. Treasury Obligations 3.2%
U.S. Treasury Bills:
0.117%**, 2/11/2016	125,000,000	124,983,344
0.24%**, 2/25/2016	25,000,000	24,990,833
U.S. Treasury Floating Rate Notes, 0.428%*, 10/31/2017	100,000,000	99,944,515

22 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2015

Government & Agency Obligations, continued

	Principal Amount	Value
U.S. Treasury Notes:
0.25%, 4/15/2016	$12,500,000	$12,496,131
0.25%, 5/15/2016	45,000,000	45,008,955
0.375%, 3/15/2016	75,000,000	75,033,232
0.625%, 7/15/2016	25,000,000	25,044,613
2.0%, 1/31/2016	50,000,000	50,073,604
2.0%, 4/30/2016	25,000,000	25,139,036
4.5%, 2/15/2016	100,000,000	100,535,070
		583,249,333
Total Government & Agency Obligations (Cost $1,753,491,197)		1,753,491,197

Short-Term Notes 4.0%
Bank of Nova Scotia:
0.912%*, 3/15/2016	1,100,000	1,100,570
2.9%, 3/29/2016	18,000,000	18,101,271
GE Capital International Funding Co.:
144A, 0.964%, 4/15/2016	227,289,000	227,589,900
0.964%, 4/15/2016	217,500,000	217,750,999
General Electric Capital Corp.:
0.551%*, 1/14/2016	20,500,000	20,501,417
1.0%, 1/8/2016	17,843,000	17,844,970
1.214%*, 5/9/2016	1,000,000	1,003,027
2.95%, 5/9/2016	24,659,000	24,866,367
Home Depot, Inc., 5.4%, 3/1/2016	67,299,000	67,838,287
JPMorgan Chase Bank NA, 0.48%*, 11/22/2016	45,750,000	45,750,000
Province of Ontario Canada, 4.75%, 1/19/2016	25,000,000	25,054,768
Wal-Mart Stores, Inc., 5.313%*, 6/1/2016	55,000,000	56,124,032
Total Short-Term Notes (Cost $723,525,608)		723,525,608

Municipal Bonds and Notes 3.3%
Catawba County, NC, Hospital Revenue, Valley Medical Center, 144A, 0.4%***, 10/1/2034, LOC: Branch Banking & Trust	2,500,000	2,500,000
Georgia, JPMorgan Chase Putters/Drivers Trust, Series SGT05, 0.45%***, 1/1/2035, INS: FGIC, NATL, LIQ: Societe Generale, LOC: Societe Generale	22,000,000	22,000,000
Los Angeles, CA, Metro Transportation Authority, TECP, 0.3%, 1/4/2016, LOC: Sumitomo Mitsui Banking	22,500,000	22,500,000
Metropolitan Government Nashville & Davidson County, TN, Vanderbilt University, TECP, 0.15%, 2/22/2016	15,000,000	15,000,000
Michigan, State Finance Authority Revenue, School Loan, Series B, 0.35%***, 9/1/2050, LOC: PNC Bank NA	10,000,000	10,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.4%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.38%***, 12/1/2032, LOC: Royal Bank of Canada	13,961,000	13,961,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.42%***, 6/28/2016, LOC: Royal Bank of Canada	152,500,000	152,500,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.35%***, 11/1/2039, LOC: Bank of America NA	9,570,000	9,570,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.45%***, 5/1/2048, LOC: Bank of China	125,010,000	125,010,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.42%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, BAM South Housing, Series B, 144A, 0.4%***, 11/1/2048, LOC: JPMorgan Chase Bank NA	12,500,000	12,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.41%***, 6/15/2044	8,000,000	8,000,000
San Jose, CA, Financing Authority Lease Revenue:
TECP, 0.34%, 2/19/2016, LOC: State Street Bank & Trust Co.	7,113,000	7,113,000
TECP, 0.34%, 2/19/2016, LOC: U.S. Bank NA	7,114,000	7,114,000
University of California:
TECP, 0.4%, 1/5/2016	45,000,000	44,998,000
TECP, 0.4%, 1/5/2016, LOC: JPMorgan Chase Bank NA	25,000,000	24,998,889
TECP, 0.4%, 1/19/2016	25,000,000	25,000,000
University of Colorado, Hospital Authority Revenue:
Series C, 0.19%*, 11/15/2024	18,425,000	18,425,000
Series A, 0.19%*, 11/15/2046	20,450,000	20,450,000
University of Houston, TECP, 0.49%, 2/9/2016	20,497,000	20,497,000
Vanderbilt University, TECP, 0.4%, 4/7/2016	10,000,000	9,989,222
Total Municipal Bonds and Notes (Cost $595,376,111)		595,376,111

Repurchase Agreements 24.3%
BNP Paribas, 0.27%, dated 6/10/2015, to be repurchased at $200,358,500 on 2/4/2016(a)(b)	200,000,000	200,000,000
BNP Paribas, 0.28%, dated 12/31/2015, to be repurchased at $5,000,156 on 1/4/2016(c)	5,000,000	5,000,000
Federal Reserve Bank of New York, 0.25%, dated 12/31/2015, to be repurchased at $3,500,097,222 on 1/4/2016(d)	3,500,000,000	3,500,000,000

December 31, 2015 :: Investment Portfolio :: Cash Management Portfolio :: 23

Repurchase Agreements, continued

	Principal Amount	Value
JPMorgan Securities, Inc., 0.475%, dated 4/30/2015, to be repurchased at $187,075,708 on 3/31/2016(a)(e)	$186,250,000	$186,250,000
JPMorgan Securities, Inc., 0.506%, dated 8/12/2015, to be repurchased at $373,714,681 on 3/31/2016(a)(f)	372,500,000	372,500,000
Wells Fargo Securities LLC, 0.43%, dated 10/28/2015, to be repurchased at $122,631,688 on 1/26/2016(a)(g)	122,500,000	122,500,000
Total Repurchase Agreements (Cost $4,386,250,000)		4,386,250,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $17,570,805,678)[	97.5	17,570,805,678
Other Assets and Liabilities, Net	2.5	450,226,390
Net Assets	100.0	$18,021,032,068

*

Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.

**	Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of December 31, 2015.

[	The cost for federal income tax purposes was $17,570,805,678.
(a)

Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of December 31, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,815,000	Cent CLO Ltd.	1.8	1/25/2026	7,749,274
10,000,000	ECP CLO Ltd.	1.867	4/20/2027	10,377,164
35,000,000	Galaxy XV CLO Ltd.	1.571	4/15/2025	34,589,993
36,462,354	Goldentree Loan Opportunities X Ltd.	1.612	7/20/2027	38,141,107
11,000,000	KKR Financial CLO Ltd.	1.471	7/15/2025	10,785,548
10,000,000	LCM XII LP	1.575	10/19/2022	9,935,740
5,000,000	Mountain Hawk II CLO Ltd.	1.477	7/22/2024	4,906,470
7,455,000	Nomad CLO Ltd.	1.822	1/15/2025	7,317,902
15,000,000	Northwoods Capital XIV Ltd.	1.956	11/12/2025	14,913,637
10,000,000	Ocean Trails CLO IV	1.659	8/13/2025	9,791,408
24,500,000	OCP CLO Ltd.	1.765	7/17/2026	24,253,735
11,800,000	Oracle Corp.	4.125	5/15/2045	11,220,040
10,250,000	Race Point VII CLO Ltd.	1.764	11/8/2024	10,181,304
12,000,000	Saranac CLO I Ltd.	1.8	10/26/2024	11,836,679
Total Collateral Value				206,000,001

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,366,300	U.S. Treasury Note	0.25–3.25	4/15/2016–3/31/2022	1,352,559
6,773,320	U.S. Treasury STRIPS	Zero Coupon	2/15/2019–11/15/2043	3,747,441
Total Collateral Value				5,100,000

(d)	Collateralized by $3,475,939,500 U.S. Treasury Note, 2.0%, maturing on 2/15/2022 with a value of $3,500,097,280.
(e)	Collateralized by $184,332,264 Federal Home Loan Mortgage Corp., with the various coupon rates from 3.0–8.0%, with various maturity dates of 10/1/2031–12/1/2042 with a value of $189,978,835.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,390,892	Ally Auto Receivables Trust	1.06	5/15/2017	33,408,636
177,667	CAL Funding II Ltd.	3.47	10/25/2027	174,988

24 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2015

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1	Carlyle High Yield Partners X Ltd.	0.53	4/19/2022	1
267,228	College Loan Corp. Trust	0.752	4/15/2025	266,413
139,339,175	Federal Home Loan Mortgage Corp.	3.0–9.0	1/1/2017–7/1/2044	147,678,359
398,522,983	Federal Home Loan Mortgage Corp. – Interest Only	3.0–5.5	1/15/2039–8/15/2045	58,134,245
37	Federal National Mortgage Association – Interest Only	1007	12/25/2021	435
688,637	GCO Education Loan Funding Trust	0.523	5/25/2025	705,343
681,483	Goal Capital Funding Trust	0.563	5/28/2030	668,743
84,448	GSAMP Trust	1.102	11/25/2034	81,210
34,332	Higher Education Funding I	0.523	2/25/2025	34,268
125,475,000	JPMorgan Chase & Co.	0.953–5.0	7/5/2016–11/8/2030	128,653,345
12,037	KeyCorp Student Loan Trust	0.933	12/27/2029	15,690
2,204,365	KnowledgeWorks Foundation	1.343	2/25/2042	2,171,767
5,272,898	LA Arena Funding LLC	7.656	12/15/2026	5,818,794
343,223	Morgan Stanley ABS Capital I, Inc. Trust	1.042	12/25/2034	319,129
591	National Collegiate Student Loan Trust	0.863	6/25/2027	587
3,657,750	TAL Advantage V LLC	2.83–3.51	2/22/2038–2/22/2039	3,618,432
Total Collateral Value				381,750,385

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
94,111,209	International Bank for Reconstruction & Development	1.06–2.5	1/11/2018–2/25/2028	93,756,192
500,000	Kaiser Foundation Hospitals	Zero Coupon	1/6/2016	499,955
31,597,000	Wells Fargo Bank NA	0.397–0.87	1/11/2016–10/13/2016	31,604,108
Total Collateral Value				125,860,255

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FGIC: Financial Guaranty Insurance Co.

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

STRIPS: Separate Trading of Registered Interest and Principal Securities

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market. The following is a summary of the inputs used as of December 31, 2015 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(h)	$—	$13,184,555,678	$—	$13,184,555,678
Repurchase Agreements	—	4,386,250,000	—	4,386,250,000
Total	$—	$17,570,805,678	$—	$17,570,805,678

There have been no transfers between fair value measurement levels during the year ended December 31, 2015.

(h)	See Investment Portfolio for additional detailed categorizations.

Financial Statements :: Cash Management Portfolio :: 25

Statement of Assets and Liabilities
as of December 31, 2015

ASSETS
Investments in non-affiliated securities, valued at amortized cost	$13,184,555,678
Repurchase agreements, valued at amortized cost	4,386,250,000
Investments in securities, at value (cost $17,570,805,678)	17,570,805,678
Cash	441,893,919
Interest receivable	10,878,280
Other assets	242,926
TOTAL ASSETS	18,023,820,803
LIABILITIES
Accrued management fee	1,952,540
Accrued Trustees’ fees	111,726
Other accrued expenses and payables	724,469
TOTAL LIABILITIES	2,788,735
NET ASSETS, AT VALUE	$18,021,032,068

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME
Income:
Interest	$48,582,219
EXPENSES:
Management fee	25,037,507
Administration fee	5,893,752
Custodian fee	217,313
Professional fees	276,941
Reports to shareholders	17,789
Trustees’ fees and expenses	505,861
Other	499,461
Total expenses before expense reductions	32,448,624
Expense reductions	(4,944,455)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	27,504,169
NET INVESTMENT INCOME	21,078,050
Net realized gain (loss) from investments	452,645
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,530,695

See accompanying notes to the financial statements.

26 :: Cash Management Portfolio :: Financial Statements

Statement of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$21,078,050	$9,791,086
Net realized gain (loss)	452,645	38,382
Net increase (decrease) in net assets resulting from operations	21,530,695	9,829,468
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	317,351,519,324	177,895,822,788
Value of capital withdrawn	(319,269,518,924)	(178,202,393,435)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(1,917,999,600)	(306,570,647)
INCREASE (DECREASE) IN NET ASSETS	(1,896,468,905)	(296,741,179)
Net assets at beginning of period	19,917,500,973	20,214,242,152
Net assets at end of period	$18,021,032,068	$19,917,500,973

See accompanying notes to the financial statements.

Financial Highlights :: Cash Management Portfolio :: 27

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	18,021	19,918	20,214	24,810	20,784
Ratio of expenses before expense reductions (%)	.17	.17	.16	.17	.16
Ratio of expenses after expense reductions (%)	.14	.14	.14	.14	.15
Ratio of net investment income (%)	.11	.05	.08	.14	.10
Total Return (%)(a),(b)	.11	.05	.08	.14	.11

(a)         Total return would have been lower had certain expenses not been reduced.

(b)         Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

See accompanying notes to the financial statements.

28 :: Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2015

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2015, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and Deutsche Money Market Series owned approximately 12%, 11%, 5% and 69%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of December 31, 2015, the Portfolio held repurchase agreements with a gross value of $4,386,250,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

December 31, 2015 :: Notes to Financial Statements :: Cash Management Portfolio :: 29

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2015 through December 31, 2015, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the year ended December 31, 2015, the Advisor waived a portion of its management fee aggregating $4,944,455, and the amount charged aggregated $20,093,052, which was equivalent to an annual effective rate of 0.10%.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2015, the Administration Fee was $5,893,752, of which $511,827 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2015, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $516, all of which is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates

The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended December 31, 2015, the Fund engaged in securities purchases of $308,260,000 and securities sales of $286,435,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2015.

D. Additional Information

Effective on or about May 2, 2016, the Portfolio will operate as a government money market fund under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. As currently structured, on the final compliance date for the Rule 2a-7 amendments, the Portfolio would be required to implement a floating net asset value and would be allowed, and in certain situations, required, to implement liquidity fees and/or redemption gates. As a government money market fund, the Portfolio will continue to utilize amortized cost to value its securities and the Portfolio will not be required to implement liquidity fees and/or redemption gates. As a government money market fund, the Portfolio will invest at least 99.5% of the Portfolio’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Portfolio to operate as a government money market fund, shareholders approved revisions to the Portfolio’s fundamental investment policy relating to concentration (the “Concentration Policy”) such that the Portfolio would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. If not revised, the current Concentration Policy would have precluded the Portfolio from operating as a government money market fund.

In addition to the revised Concentration Policy, the following changes to the Portfolio for it to operate as a government money market fund will also take effect on May 2, 2016:

(i)             A revised investment objective, as follows:

“The fund seeks maximum current income to the extent consistent with stability of principal.”

30 :: Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2015

(ii)          The adoption of a principal investment strategy to invest at least 99.5% of the Portfolio’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

(iii)       Name changes as follows:

Current Name	New Name
Cash Management Portfolio	Government Cash Management Portfolio

(iv)      The adoption of a principal investment strategy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in government securities and/or repurchase agreements that are collateralize by government securities; and

(v)         A reduction in the management fee rate paid by the Portfolio to DIMA, the investment advisor to the Portfolio. Pursuant to the master-feeder structure noted above, DIMA receives a management fee from the Portfolio. The revised management fee rate schedule is set forth below:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $3 Billion	.1500%	First $3 Billion	.1200%
Next $4.5 Billion	.1325%	Next $4.5 Billion	.1025%
Over $7.5 Billion	.1200%	Over $7.5 Billion	.0900%

To ensure an orderly transition to a government money market fund, DIMA anticipates that it will begin to gradually implement changes to the Portfolio beginning in the first quarter of 2016. As a result, it is expected that the Portfolio gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new allocation on or about May 2, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it should be expected that the Portfolio’s yield may decrease as more assets are invested in government securities.

Report of Independent Registered Public Accounting Firm :: Cash Management Portfolio :: 31

To the Board of Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (the “Portfolio”) at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where such confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts
February 23, 2016
PricewaterhouseCoopers LLP

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO1215

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

Table of Contents

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Bull
19	ProFund VP Mid-Cap
24	ProFund VP Small-Cap
45	ProFund VP Dow 30
50	ProFund VP NASDAQ-100
57	ProFund VP Large-Cap Value
66	ProFund VP Large-Cap Growth
75	ProFund VP Mid-Cap Value
83	ProFund VP Mid-Cap Growth
91	ProFund VP Small-Cap Value
101	ProFund VP Small-Cap Growth
110	ProFund VP Asia 30
116	ProFund VP Europe 30
121	ProFund VP International
126	ProFund VP Emerging Markets
132	ProFund VP Japan
137	ProFund VP UltraBull
148	ProFund VP UltraMid-Cap
158	ProFund VP UltraSmall-Cap
178	ProFund VP UltraNASDAQ-100
185	ProFund VP Bear
190	ProFund VP Short Mid-Cap
195	ProFund VP Short Small-Cap
200	ProFund VP Short Dow 30
205	ProFund VP Short NASDAQ-100
210	ProFund VP Short International
215	ProFund VP Short Emerging Markets
220	ProFund VP UltraShort Dow 30
225	ProFund VP UltraShort NASDAQ-100
230	ProFund VP Banks
236	ProFund VP Basic Materials
241	ProFund VP Biotechnology
246	ProFund VP Consumer Goods
252	ProFund VP Consumer Services
259	ProFund VP Financials
267	ProFund VP Health Care
273	ProFund VP Industrials
280	ProFund VP Internet
285	ProFund VP Oil & Gas
291	ProFund VP Pharmaceuticals
296	ProFund VP Precious Metals
301	ProFund VP Real Estate
308	ProFund VP Semiconductor
314	ProFund VP Technology
321	ProFund VP Telecommunications
326	ProFund VP Utilities
331	ProFund VP U.S. Government Plus
336	ProFund VP Rising Rates Opportunity
341	ProFund VP Falling U.S. Dollar
346	ProFund VP Money Market
351	Notes to Financial Statements
379	Report of Independent Registered Public Accounting Firm
380	Additional Tax Information
382	Board Approval of Investment Advisory Agreement
385	Expense Examples
388	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2015.

Global Equity Markets Mixed

Global equity markets posted mixed results for the 12-month period. U.S. equity markets were flat to down. Large cap stocks managed a small gain, with the S&P 500 up 1.4% and the Dow flat at 0.2%. But small- and mid-cap stocks declined, with the S&P MidCap 400 off 2.2% and the Russell 2000 down 4.4%.

While six of the 10 Dow Jones U.S. Industry Indices increased during the year, two sectors had steep declines and were largely responsible for the poor performance of the U.S. stock markets overall. Oil and gas lost 22.0% and basic materials fell 12.4% on worries about oversupply of oil and declining demand from China for oil and commodities. Consumer services, health care and consumer goods remained resilient, with gains of 6.6%, 6.6% and 6.1%, fueled by solid U.S. economic momentum. U.S. GDP grew at a 2.0% seasonally adjusted annual rate in the third quarter of 2015 following 3.9% growth in the second quarter.

Equity market performance outside the United States also was patchy. The MSCI EAFE Index, which reflects developed markets outside North America, lost 0.8% because of weakness in Europe. The MSCI Europe Index was down 2.8%, as growth in the Eurozone remains uneven. Japan’s Nikkei Index, on the other hand, gained 9.6%, as companies reported record earnings despite continued stagnation in the Japanese economy. Emerging markets suffered steep declines, with the BNY Mellon Emerging Markets 50 ADR Index losing 16.1% and the BNY Mellon Latin America 35 ADR Index falling 34.9%. Emerging markets have been punished by the rout in oil and commodities, and some of the hardest hit economies, like Brazil and Russia, risk falling into recession.

The U.S. dollar gained 9.0% against the basket of major currencies that make up the U.S. Dollar Index®.

U.S. Fixed Income Markets Weaken

U.S. fixed income markets weakened over the 12-month period, with the Barclays U.S. Aggregate Bond Index® up a mere 0.6%. High yield bonds were the worst performers, victims of the oil and commodity rout, with the Markit iBoxx® $ Liquid High Yield Index declining 5.0%. Investment grade credit fell 0.7%, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, and long-dated Treasurys declined 3.7%, as measured by the Ryan Labs 30 Year Treasury Index. Shorter-dated Treasurys fared better, with the Ryan Labs 10 Year Treasury Index up 0.5%.

Whether you are bullish or bearish on different segments of the market, we offer tools that can help you express your view and manage risk.

We appreciate the trust and confidence you have placed in us by investing in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each, a “Fund” and, collectively, the “Funds”), except for the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market, seeks daily investment results, before fees and expenses, that correspond to the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a “benchmark”)

Each of the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market are designed to match, before fees and expenses, the performance of an underlying benchmark both on a single day and over time (each a “Matching Fund”, and collectively the “Matching Funds”).

All other ProFunds VP are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, and not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PFA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds, other than certain Classic ProFunds VP and certain Sector ProFunds VP, make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). Funds using these techniques are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund’s ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or otherwise fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended December 31, 2015(1):

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives held by the Funds, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by the Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by the Funds and their correlation to the relevant benchmark or asset; fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund’s benchmark (and its impact on compounding).

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving Fund performance.(2)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to provide a multiple (i.e., 1.25x or 2x), the inverse (i.e.,-1x) or an inverse multiple (i.e., -1.25x or -2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on Geared Funds. In general, during periods of higher benchmark volatility, compounding will cause Fund Performance for periods longer than a single day to be more or less than the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with large higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; d) interest and dividends paid with

(1)         Past performance is not a guarantee of future results.

(2)         Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund’s benchmark index.

Management Discussion of Fund Performance (unaudited) :: 5

respect to the securities in the benchmark; e) the benchmark’s volatility; and f) the benchmark’s performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year ended December 31, 2015, was 15.51%, which was higher than the prior year’s volatility of 11.39%. The volatility of each Geared Fund benchmark is shown below.

Underlying Benchmark	One Year Benchmark Volatility
Dow Jones Precious Metals Index	44.00%
Dow Jones U.S. Biotechnology Index	25.50%
Dow Jones U.S. Oil & Gas Index	25.22%
Dow Jones U.S. Semiconductors Index	22.71%
ProFunds Asia 30 Index®	22.22%
Nikkei 225 Stock Average	21.18%
Dow Jones U.S. Banks Index	21.14%
BNY Mellon Emerging Markets 50 ADR Index	20.61%
Dow Jones U.S. Basic Materials Index	19.20%
Dow Jones Internet Composite Index	18.97%
ProFunds Europe 30 Index®	18.71%
Dow Jones U.S. Health Care Index	18.53%
Dow Jones U.S. Technology Index	18.46%
NASDAQ-100® Index	17.85%
Dow Jones U.S. Pharmaceuticals Index	17.55%
Ryan Labs 30 Year Treasury Index	17.13%
Dow Jones U.S. Utilities Index	17.01%
Russell 2000® Index	16.69%
Dow Jones U.S. Financials Index	16.66%
S&P SmallCap Growth Index	16.29%
Dow Jones U.S. Real Estate Index	16.23%
S&P SmallCap Value Index	15.91%
S&P 500 Growth Index	15.86%
Dow Jones U.S. Industrials Index	15.83%
S&P MidCap 400 Index	15.69%
S&P 500 Value Index	15.61%
Dow Jones U.S. Consumer Services Index	15.52%
S&P 500®	15.51%
Dow Jones Industrial Average	15.45%
S&P MidCap 400®	14.94%
S&P MidCap 400 Growth Index	14.75%
Dow Jones U.S. Telecommunications Index	14.58%
Dow Jones U.S. Consumer Goods Index	14.26%
MSCI EAFE Index®	13.95%
U.S. Dollar Index	9.27%

6 :: Management Discussion of Fund Performance (unaudited)

•                  Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contacts was impacted by financing costs associated with the derivatives. Financing rates are negotiated between the Funds and the counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. The one-week LIBOR increased from 0.14% to 0.39% and the one-month LIBOR increased from 0.17% to 0.43% during the fiscal year. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•                  Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged exposure was positively impacted by capturing the dividend or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•                  Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple of its benchmark’s return, that seek to return an inverse or inverse multiple of its benchmark’s return, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•                  Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

Financial Statements and Financial Highlights

8 :: ProFund VP Bull :: Management Discussion of Fund Performance

ProFund VP Bull seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -0.46%. For the same period, the Index had a total return of 1.38%(1) and a volatility of 15.51%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Bull	-0.46%	10.40%	5.35%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bull	1.68%	1.68%

**  Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	34%
Futures Contracts	17%
Swap Agreements	49%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.1%
Alphabet, Inc.	0.9%
Microsoft Corp.	0.9%
Exxon Mobil Corp.	0.6%
General Electric Co.	0.6%

S&P 500 — Composition

% of Index
Information Technology	22%
Financials	16%
Health Care	15%
Consumer Discretionary	13%
Consumer Staples	10%
Industrials	10%
Energy	6%
Utilities	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bull :: 9

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (34.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,225	$184,534
Abbott Laboratories (Health Care Equipment & Supplies)	2,975	133,607
AbbVie, Inc. (Biotechnology)	3,275	194,011
Accenture PLC—Class A (IT Services)	1,250	130,625
ACE, Ltd. (Insurance)	650	75,952
Activision Blizzard, Inc. (Software)	1,000	38,710
Adobe Systems, Inc.* (Software)	1,000	93,940
Advance Auto Parts, Inc. (Specialty Retail)	150	22,577
Aetna, Inc. (Health Care Providers & Services)	700	75,684
Affiliated Managers Group, Inc.* (Capital Markets)	100	15,976
Aflac, Inc. (Insurance)	850	50,915
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	27,177
AGL Resources, Inc. (Gas Utilities)	250	15,953
Air Products & Chemicals, Inc. (Chemicals)	375	48,791
Airgas, Inc. (Chemicals)	125	17,290
Akamai Technologies, Inc.* (Internet Software & Services)	350	18,421
Alcoa, Inc. (Metals & Mining)	2,625	25,909
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	85,838
Allegion PLC (Building Products)	200	13,184
Allergan PLC* (Pharmaceuticals)	775	242,188
Alliance Data Systems Corp.* (IT Services)	125	34,571
Alphabet, Inc.*—Class A (Internet Software & Services)	575	447,356
Alphabet, Inc.*—Class C (Internet Software & Services)	600	455,327
Altria Group, Inc. (Tobacco)	3,925	228,474
Amazon.com, Inc.* (Internet & Catalog Retail)	775	523,815
Ameren Corp. (Multi-Utilities)	475	20,534
American Airlines Group, Inc. (Airlines)	1,250	52,938
American Electric Power Co., Inc. (Electric Utilities)	975	56,813
American Express Co. (Consumer Finance)	1,675	116,496
American International Group, Inc. (Insurance)	2,475	153,375
American Tower Corp. (Real Estate Investment Trusts)	850	82,407
Ameriprise Financial, Inc. (Capital Markets)	350	37,247
AmerisourceBergen Corp. (Health Care Providers & Services)	400	41,484
AMETEK, Inc. (Electrical Equipment)	475	25,455
Amgen, Inc. (Biotechnology)	1,500	243,495
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	625	32,644
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,025	49,795
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	625	34,575
Anthem, Inc. (Health Care Providers & Services)	525	73,206
Aon PLC (Insurance)	550	50,716
Apache Corp. (Oil, Gas & Consumable Fuels)	750	33,353
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	300	12,009
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,125	1,171,017
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,300	42,941
Archer-Daniels-Midland Co. (Food Products)	1,200	44,016
Assurant, Inc. (Insurance)	125	10,068
AT&T, Inc. (Diversified Telecommunication Services)	12,275	422,382
Autodesk, Inc.* (Software)	450	27,419
Automatic Data Processing, Inc. (IT Services)	925	78,366
AutoNation, Inc.* (Specialty Retail)	150	8,949
AutoZone, Inc.* (Specialty Retail)	50	37,096
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	525	76,204
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	275	50,636
Avery Dennison Corp. (Containers & Packaging)	175	10,966
Baker Hughes, Inc. (Energy Equipment & Services)	875	40,381
Ball Corp. (Containers & Packaging)	275	20,001
Bank of America Corp. (Banks)	20,800	350,063
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	150	28,416
Baxalta, Inc. (Biotechnology)	1,075	41,957
Baxter International, Inc. (Health Care Equipment & Supplies)	1,100	41,965
BB&T Corp. (Banks)	1,550	58,606
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	425	65,488
Bed Bath & Beyond, Inc.* (Specialty Retail)	325	15,681
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,750	495,150
Best Buy Co., Inc. (Specialty Retail)	600	18,270
Biogen, Inc.* (Biotechnology)	450	137,858
BlackRock, Inc. (Capital Markets)	250	85,130
BorgWarner, Inc. (Auto Components)	450	19,454
Boston Properties, Inc. (Real Estate Investment Trusts)	300	38,262
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,675	49,327
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,325	228,727
Broadcom Corp.—Class A (Semiconductors & Semiconductor Equipment)	1,125	65,048
Brown-Forman Corp.—Class B (Beverages)	200	19,856
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	275	17,056
CA, Inc. (Software)	625	17,850
Cablevision Systems Corp.—Class A (Media)	450	14,355
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	825	14,594
Cameron International Corp.* (Energy Equipment & Services)	375	23,700
Campbell Soup Co. (Food Products)	350	18,393
Capital One Financial Corp. (Consumer Finance)	1,075	77,594
Cardinal Health, Inc. (Health Care Providers & Services)	650	58,026
CarMax, Inc.* (Specialty Retail)	400	21,588
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	925	50,394
Caterpillar, Inc. (Machinery)	1,175	79,852
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	575	19,884
CBS Corp.—Class B (Media)	875	41,239

See accompanying notes to financial statements.

10  :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Celgene Corp.* (Biotechnology)	1,575	$188,622
CenterPoint Energy, Inc. (Multi-Utilities)	850	15,606
CenturyLink, Inc. (Diversified Telecommunication Services)	1,100	27,676
Cerner Corp.* (Health Care Technology)	600	36,102
CF Industries Holdings, Inc. (Chemicals)	475	19,385
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,025	4,613
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,750	337,349
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	23,993
Church & Dwight Co., Inc. (Household Products)	250	21,220
Cigna Corp. (Health Care Providers & Services)	525	76,823
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	17,876
Cincinnati Financial Corp. (Insurance)	300	17,751
Cintas Corp. (Commercial Services & Supplies)	175	15,934
Cisco Systems, Inc. (Communications Equipment)	10,150	275,624
Citigroup, Inc. (Banks)	5,950	307,912
Citrix Systems, Inc.* (Software)	300	22,695
CME Group, Inc. (Diversified Financial Services)	675	61,155
CMS Energy Corp. (Multi-Utilities)	550	19,844
Coach, Inc. (Textiles, Apparel & Luxury Goods)	550	18,002
Coca-Cola Enterprises, Inc. (Beverages)	425	20,927
Cognizant Technology Solutions Corp.* (IT Services)	1,225	73,525
Colgate-Palmolive Co. (Household Products)	1,800	119,916
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	775	15,500
Comcast Corp.—Class A (Media)	4,875	275,095
Comerica, Inc. (Banks)	350	14,641
ConAgra Foods, Inc. (Food Products)	875	36,890
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,475	115,557
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	450	3,555
Consolidated Edison, Inc. (Multi-Utilities)	575	36,955
Constellation Brands, Inc.—Class A (Beverages)	350	49,854
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,375	43,415
Costco Wholesale Corp. (Food & Staples Retailing)	875	141,313
Crown Castle International Corp. (Real Estate Investment Trusts)	675	58,354
CSRA, Inc. (IT Services)	275	8,250
CSX Corp. (Road & Rail)	1,950	50,603
Cummins, Inc. (Machinery)	325	28,603
CVS Health Corp. (Food & Staples Retailing)	2,200	215,093
D.R. Horton, Inc. (Household Durables)	650	20,820
Danaher Corp. (Industrial Conglomerates)	1,200	111,456
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	225	14,319
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	325	22,656
Deere & Co. (Machinery)	625	47,669
Delphi Automotive PLC (Auto Components)	550	47,152
Delta Air Lines, Inc. (Airlines)	1,575	79,836
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	275	16,734
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	775	24,800
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	125	2,638
Discover Financial Services (Consumer Finance)	850	45,577
Discovery Communications, Inc.*—Class A (Media)	300	8,004
Discovery Communications, Inc.*—Class C (Media)	525	13,241
Dollar General Corp. (Multiline Retail)	575	41,325
Dollar Tree, Inc.* (Multiline Retail)	475	36,680
Dominion Resources, Inc. (Multi-Utilities)	1,200	81,167
Dover Corp. (Machinery)	300	18,393
Dr. Pepper Snapple Group, Inc. (Beverages)	375	34,950
DTE Energy Co. (Multi-Utilities)	350	28,067
Duke Energy Corp. (Electric Utilities)	1,375	98,160
E*TRADE Financial Corp.* (Capital Markets)	575	17,043
E.I. du Pont de Nemours & Co. (Chemicals)	1,750	116,549
Eastman Chemical Co. (Chemicals)	300	20,253
Eaton Corp. PLC (Electrical Equipment)	925	48,137
eBay, Inc.* (Internet Software & Services)	2,200	60,456
Ecolab, Inc. (Chemicals)	525	60,050
Edison International (Electric Utilities)	650	38,487
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	33,567
Electronic Arts, Inc.* (Software)	625	42,950
Eli Lilly & Co. (Pharmaceuticals)	1,950	164,307
EMC Corp. (Technology Hardware, Storage & Peripherals)	3,875	99,510
Emerson Electric Co. (Electrical Equipment)	1,300	62,179
Endo International PLC* (Pharmaceuticals)	425	26,019
Ensco PLCADR—Class A (Energy Equipment & Services)	475	7,310
Entergy Corp. (Electric Utilities)	350	23,926
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,100	77,869
EQT Corp. (Oil, Gas & Consumable Fuels)	300	15,639
Equifax, Inc. (Professional Services)	225	25,058
Equinix, Inc. (Real Estate Investment Trusts)	125	37,800
Equity Residential (Real Estate Investment Trusts)	725	59,153
Essex Property Trust, Inc. (Real Estate Investment Trusts)	125	29,926
Eversource Energy (Electric Utilities)	625	31,919
Exelon Corp. (Electric Utilities)	1,825	50,680
Expedia, Inc. (Internet & Catalog Retail)	225	27,968
Expeditors International of Washington, Inc. (Air Freight & Logistics)	375	16,913
Express Scripts Holding Co.* (Health Care Providers & Services)	1,350	118,003
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,325	648,933
F5 Networks, Inc.* (Communications Equipment)	150	14,544
Facebook, Inc.*—Class A (Internet Software & Services)	4,525	473,586
Fastenal Co. (Trading Companies & Distributors)	575	23,472
FedEx Corp. (Air Freight & Logistics)	525	78,220
Fidelity National Information Services, Inc. (IT Services)	550	33,330
Fifth Third Bancorp (Banks)	1,575	31,658
First Horizon National Corp. (Banks)	1	8

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 11

Common Stocks, continued

	Shares	Value
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	150	$9,899
FirstEnergy Corp. (Electric Utilities)	850	26,971
Fiserv, Inc.* (IT Services)	450	41,157
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	7,719
Flowserve Corp. (Machinery)	250	10,520
Fluor Corp. (Construction & Engineering)	275	12,985
FMC Corp. (Chemicals)	275	10,761
FMC Technologies, Inc.* (Energy Equipment & Services)	450	13,055
Ford Motor Co. (Automobiles)	7,775	109,550
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	75	2,742
Franklin Resources, Inc. (Capital Markets)	750	27,615
Freeport-McMoRan, Inc. (Metals & Mining)	2,300	15,571
Frontier Communications Corp. (Diversified Telecommunication Services)	2,325	10,858
GameStop Corp.—Class A (Specialty Retail)	200	5,608
Garmin, Ltd. (Household Durables)	225	8,363
General Dynamics Corp. (Aerospace & Defense)	600	82,415
General Electric Co. (Industrial Conglomerates)	18,850	587,178
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,175	31,972
General Mills, Inc. (Food Products)	1,200	69,192
General Motors Co. (Automobiles)	2,825	96,078
Genuine Parts Co. (Distributors)	300	25,767
Gilead Sciences, Inc. (Biotechnology)	2,875	290,920
H & R Block, Inc. (Diversified Consumer Services)	475	15,822
Halliburton Co. (Energy Equipment & Services)	1,700	57,867
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	775	22,808
Harley-Davidson, Inc. (Automobiles)	375	17,021
Harman International Industries, Inc. (Household Durables)	150	14,132
Harris Corp. (Communications Equipment)	250	21,725
Hartford Financial Services Group, Inc. (Insurance)	825	35,855
Hasbro, Inc. (Leisure Products)	225	15,156
HCA Holdings, Inc.* (Health Care Providers & Services)	625	42,269
HCP, Inc. (Real Estate Investment Trusts)	925	35,372
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	12,049
Henry Schein, Inc.* (Health Care Providers & Services)	175	27,683
Hess Corp. (Oil, Gas & Consumable Fuels)	475	23,028
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,600	54,720
Honeywell International, Inc. (Aerospace & Defense)	1,550	160,533
Hormel Foods Corp. (Food Products)	275	21,747
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,500	23,010
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,600	42,624
Humana, Inc. (Health Care Providers & Services)	300	53,553
Huntington Bancshares, Inc. (Banks)	1,600	17,696
Illinois Tool Works, Inc. (Machinery)	650	60,242
Illumina, Inc.* (Life Sciences Tools & Services)	300	57,584
Ingersoll-Rand PLC (Machinery)	525	29,027
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,425	324,690
Intercontinental Exchange, Inc. (Diversified Financial Services)	225	57,659
International Business Machines Corp. (IT Services)	1,775	244,275
International Flavors & Fragrances, Inc. (Chemicals)	150	17,946
International Paper Co. (Containers & Packaging)	825	31,102
Intuit, Inc. (Software)	525	50,663
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	75	40,962
Invesco, Ltd. (Capital Markets)	850	28,458
Iron Mountain, Inc. (Real Estate Investment Trusts)	375	10,129
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	12,838
Jacobs Engineering Group, Inc.* (Construction & Engineering)	250	10,488
Johnson & Johnson (Pharmaceuticals)	5,525	567,527
Johnson Controls, Inc. (Auto Components)	1,300	51,336
JPMorgan Chase & Co. (Banks)	7,350	485,320
Juniper Networks, Inc. (Communications Equipment)	700	19,320
Kansas City Southern (Road & Rail)	225	16,801
Kellogg Co. (Food Products)	500	36,135
Keurig Green Mountain, Inc. (Food Products)	225	20,246
KeyCorp (Banks)	1,675	22,093
Kimberly-Clark Corp. (Household Products)	725	92,293
Kimco Realty Corp. (Real Estate Investment Trusts)	825	21,830
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,650	54,458
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	300	20,805
Kohl’s Corp. (Multiline Retail)	375	17,861
L Brands, Inc. (Specialty Retail)	500	47,910
L-3 Communications Holdings, Inc. (Aerospace & Defense)	150	17,927
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	24,728
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	25,812
Legg Mason, Inc. (Capital Markets)	225	8,827
Leggett & Platt, Inc. (Household Durables)	275	11,556
Lennar Corp.—Class A (Household Durables)	350	17,119
Leucadia National Corp. (Diversified Financial Services)	675	11,738
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	575	31,257
Lincoln National Corp. (Insurance)	500	25,130
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	475	20,173
Lockheed Martin Corp. (Aerospace & Defense)	525	114,003
Loews Corp. (Insurance)	550	21,120
Lowe’s Cos., Inc. (Specialty Retail)	1,825	138,773
LyondellBasell Industries N.V.—Class A (Chemicals)	725	63,003
M&T Bank Corp. (Banks)	325	39,384
Macy’s, Inc. (Multiline Retail)	625	21,863
Mallinckrodt PLC* (Pharmaceuticals)	225	16,792
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,350	16,997

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,075	$55,728
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	376	25,197
Marsh & McLennan Cos., Inc. (Insurance)	1,050	58,223
Martin Marietta Materials, Inc. (Construction Materials)	125	17,073
Masco Corp. (Building Products)	675	19,103
MasterCard, Inc.—Class A (IT Services)	1,975	192,286
Mattel, Inc. (Leisure Products)	675	18,340
McCormick & Co., Inc. (Food Products)	225	19,251
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,825	215,605
McGraw Hill Financial, Inc. (Diversified Financial Services)	550	54,219
McKesson Corp. (Health Care Providers & Services)	450	88,754
Mead Johnson Nutrition Co.—Class A (Food Products)	400	31,580
Medtronic PLC (Health Care Equipment & Supplies)	2,800	215,375
Merck & Co., Inc. (Pharmaceuticals)	5,575	294,471
MetLife, Inc. (Insurance)	2,225	107,266
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	375	15,023
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	400	18,616
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,175	30,798
Microsoft Corp. (Software)	15,950	884,905
Mohawk Industries, Inc.* (Household Durables)	125	23,673
Molson Coors Brewing Co.—Class B (Beverages)	325	30,524
Mondelez International, Inc.—Class A (Food Products)	3,175	142,366
Monsanto Co. (Chemicals)	875	86,205
Monster Beverage Corp.* (Beverages)	300	44,688
Moody’s Corp. (Diversified Financial Services)	350	35,119
Morgan Stanley (Capital Markets)	3,025	96,225
Motorola Solutions, Inc. (Communications Equipment)	325	22,246
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	325	7,296
Mylan N.V.* (Pharmaceuticals)	825	44,608
National Oilwell Varco, Inc. (Energy Equipment & Services)	750	25,118
Navient Corp. (Consumer Finance)	725	8,301
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	575	15,255
Netflix, Inc.* (Internet & Catalog Retail)	850	97,223
Newell Rubbermaid, Inc. (Household Durables)	525	23,141
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	325	10,582
Newmont Mining Corp. (Metals & Mining)	1,050	18,890
News Corp.—Class A (Media)	750	10,020
News Corp.—Class B (Media)	225	3,141
NextEra Energy, Inc. (Electric Utilities)	925	96,097
Nielsen Holdings PLC (Professional Services)	725	33,785
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,700	168,749
NiSource, Inc. (Multi-Utilities)	625	12,194
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	850	27,991
Nordstrom, Inc. (Multiline Retail)	275	13,698
Norfolk Southern Corp. (Road & Rail)	600	50,754
Northern Trust Corp. (Capital Markets)	425	30,638
Northrop Grumman Corp. (Aerospace & Defense)	375	70,804
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	625	7,356
Nucor Corp. (Metals & Mining)	650	26,194
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,025	33,784
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,525	103,104
Omnicom Group, Inc. (Media)	475	35,939
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	425	10,481
Oracle Corp. (Software)	6,400	233,791
O’Reilly Automotive, Inc.* (Specialty Retail)	200	50,684
Owens-Illinois, Inc.* (Containers & Packaging)	325	5,662
PACCAR, Inc. (Machinery)	700	33,180
Parker-Hannifin Corp. (Machinery)	275	26,670
Patterson Cos., Inc. (Health Care Providers & Services)	175	7,912
Paychex, Inc. (IT Services)	650	34,379
PayPal Holdings, Inc.* (IT Services)	2,225	80,545
Pentair PLC (Machinery)	350	17,336
People’s United Financial, Inc. (Banks)	625	10,094
Pepco Holdings, Inc. (Electric Utilities)	500	13,005
PepsiCo, Inc. (Beverages)	2,900	289,768
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	12,053
Perrigo Co. PLC (Pharmaceuticals)	300	43,410
Pfizer, Inc. (Pharmaceuticals)	12,325	397,850
PG&E Corp. (Multi-Utilities)	975	51,860
Philip Morris International, Inc. (Tobacco)	3,100	272,521
Phillips 66 (Oil, Gas & Consumable Fuels)	950	77,710
Pinnacle West Capital Corp. (Electric Utilities)	225	14,508
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	300	37,614
Pitney Bowes, Inc. (Commercial Services & Supplies)	400	8,260
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	350	16,702
PNC Financial Services Group, Inc. (Banks)	1,025	97,693
PPG Industries, Inc. (Chemicals)	550	54,351
PPL Corp. (Electric Utilities)	1,350	46,076
Praxair, Inc. (Chemicals)	575	58,880
Precision Castparts Corp. (Aerospace & Defense)	275	63,803
Principal Financial Group, Inc. (Insurance)	550	24,739
Prologis, Inc. (Real Estate Investment Trusts)	1,050	45,066
Prudential Financial, Inc. (Insurance)	900	73,269
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,000	38,690
Public Storage (Real Estate Investment Trusts)	300	74,309
PulteGroup, Inc. (Household Durables)	625	11,138
PVH Corp. (Textiles, Apparel & Luxury Goods)	175	12,889
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	275	13,998
QUALCOMM, Inc. (Communications Equipment)	3,000	149,955
Quanta Services, Inc.* (Construction & Engineering)	325	6,581
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	19,564

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 13

Common Stocks, continued

	Shares	Value
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	125	$13,935
Range Resources Corp. (Oil, Gas & Consumable Fuels)	350	8,614
Raytheon Co. (Aerospace & Defense)	600	74,718
Realty Income Corp. (Real Estate Investment Trusts)	500	25,815
Red Hat, Inc.* (Software)	375	31,054
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	81,431
Regions Financial Corp. (Banks)	2,600	24,960
Republic Services, Inc. (Commercial Services & Supplies)	475	20,895
Reynolds American, Inc. (Tobacco)	1,650	76,148
Robert Half International, Inc. (Professional Services)	275	12,964
Rockwell Automation, Inc. (Electrical Equipment)	275	28,218
Rockwell Collins, Inc. (Aerospace & Defense)	275	25,383
Roper Technologies, Inc. (Industrial Conglomerates)	200	37,958
Ross Stores, Inc. (Specialty Retail)	800	43,048
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	35,424
Ryder System, Inc. (Road & Rail)	100	5,683
salesforce.com, Inc.* (Software)	1,250	98,000
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	400	30,396
SCANA Corp. (Multi-Utilities)	275	16,635
Schlumberger, Ltd. (Energy Equipment & Services)	2,525	176,118
Scripps Networks Interactive, Inc.—Class A (Media)	200	11,042
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	600	21,996
Sealed Air Corp. (Containers & Packaging)	400	17,840
Sempra Energy (Multi-Utilities)	475	44,655
Signet Jewelers, Ltd. (Specialty Retail)	150	18,554
Simon Property Group, Inc. (Real Estate Investment Trusts)	625	121,524
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	28,811
SL Green Realty Corp. (Real Estate Investment Trusts)	200	22,596
Snap-on, Inc. (Machinery)	125	21,429
Southwest Airlines Co. (Airlines)	1,300	55,978
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	775	5,510
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,350	32,319
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	575	35,518
Stanley Black & Decker, Inc. (Machinery)	300	32,019
Staples, Inc. (Specialty Retail)	1,275	12,074
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,975	178,588
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	325	22,516
State Street Corp. (Capital Markets)	800	53,088
Stericycle, Inc.* (Commercial Services & Supplies)	175	21,105
Stryker Corp. (Health Care Equipment & Supplies)	625	58,088
SunTrust Banks, Inc. (Banks)	1,025	43,911
Symantec Corp. (Software)	1,350	28,350
Synchrony Financial* (Consumer Finance)	1,675	50,937
Sysco Corp. (Food & Staples Retailing)	1,050	43,050
T. Rowe Price Group, Inc. (Capital Markets)	500	35,745
Target Corp. (Multiline Retail)	1,225	88,947
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	775	50,073
TECO Energy, Inc. (Multi-Utilities)	475	12,659
TEGNA, Inc. (Media)	450	11,484
Tenet Healthcare Corp.* (Health Care Providers & Services)	200	6,060
Teradata Corp.* (IT Services)	275	7,266
Tesoro Corp. (Oil, Gas & Consumable Fuels)	250	26,343
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,025	110,990
Textron, Inc. (Aerospace & Defense)	550	23,106
The ADT Corp. (Commercial Services & Supplies)	325	10,719
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,350	12,920
The Allstate Corp. (Insurance)	775	48,120
The Bank of New York Mellon Corp. (Capital Markets)	2,175	89,654
The Boeing Co. (Aerospace & Defense)	1,250	180,737
The Charles Schwab Corp. (Capital Markets)	2,400	79,032
The Chubb Corp. (Insurance)	450	59,688
The Clorox Co. (Household Products)	250	31,708
The Coca-Cola Co. (Beverages)	7,825	336,162
The Dow Chemical Co. (Chemicals)	2,250	115,830
The Dun & Bradstreet Corp. (Professional Services)	75	7,795
The Estee Lauder Cos., Inc.—Class A (Personal Products)	450	39,627
The Gap, Inc. (Specialty Retail)	450	11,115
The Goldman Sachs Group, Inc. (Capital Markets)	800	144,184
The Goodyear Tire & Rubber Co. (Auto Components)	525	17,152
The Hershey Co. (Food Products)	275	24,549
The Home Depot, Inc. (Specialty Retail)	2,525	333,930
The Interpublic Group of Cos., Inc. (Media)	800	18,624
The JM Smucker Co.—Class A (Food Products)	250	30,835
The Kraft Heinz Co. (Food Products)	1,200	87,312
The Kroger Co. (Food & Staples Retailing)	1,950	81,569
The Macerich Co. (Real Estate Investment Trusts)	275	22,190
The Mosaic Co. (Chemicals)	675	18,623
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	225	13,088
The Priceline Group, Inc.* (Internet & Catalog Retail)	100	127,495
The Procter & Gamble Co. (Household Products)	5,425	430,798
The Progressive Corp. (Insurance)	1,175	37,365
The Sherwin-Williams Co. (Chemicals)	150	38,940
The Southern Co. (Electric Utilities)	1,825	85,392
The TJX Cos., Inc. (Specialty Retail)	1,325	93,956
The Travelers Cos., Inc. (Insurance)	600	67,716
The Walt Disney Co. (Media)	3,050	320,493
The Western Union Co. (IT Services)	1,000	17,910
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,375	35,338
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	800	113,479
Tiffany & Co. (Specialty Retail)	225	17,165

See accompanying notes to financial statements.

14 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Time Warner Cable, Inc. (Media)	575	$106,714
Time Warner, Inc. (Media)	1,600	103,472
Torchmark Corp. (Insurance)	225	12,861
Total System Services, Inc. (IT Services)	350	17,430
Tractor Supply Co. (Specialty Retail)	275	23,513
Transocean, Ltd. (Energy Equipment & Services)	675	8,357
TripAdvisor, Inc.* (Internet & Catalog Retail)	225	19,181
Twenty-First Century Fox, Inc.—Class A (Media)	2,350	63,826
Twenty-First Century Fox, Inc.—Class B (Media)	850	23,146
Tyco International PLC (Commercial Services & Supplies)	850	27,107
Tyson Foods, Inc.—Class A (Food Products)	600	31,998
U.S. Bancorp (Banks)	3,275	139,744
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	350	28,214
Union Pacific Corp. (Road & Rail)	1,700	132,939
United Continental Holdings, Inc.* (Airlines)	750	42,975
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,400	134,721
United Rentals, Inc.* (Trading Companies & Distributors)	175	12,695
United Technologies Corp. (Aerospace & Defense)	1,650	158,515
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,900	223,515
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	175	20,911
Unum Group (Insurance)	475	15,813
Urban Outfitters, Inc.* (Specialty Retail)	175	3,981
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	42,018
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	950	67,175
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	200	16,160
Ventas, Inc. (Real Estate Investment Trusts)	675	38,090
VeriSign, Inc.* (Internet Software & Services)	200	17,472
Verisk Analytics, Inc.*—Class A (Professional Services)	300	23,064
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,125	375,538
Vertex Pharmaceuticals, Inc.* (Biotechnology)	500	62,915
Viacom, Inc.—Class B (Media)	700	28,812
Visa, Inc.—Class A (IT Services)	3,900	302,444
Vornado Realty Trust (Real Estate Investment Trusts)	350	34,986
Vulcan Materials Co. (Construction Materials)	275	26,116
W.W. Grainger, Inc. (Trading Companies & Distributors)	125	25,323
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,750	149,021
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,125	191,563
Waste Management, Inc. (Commercial Services & Supplies)	825	44,029
Waters Corp.* (Life Sciences Tools & Services)	175	23,552
WEC Energy Group, Inc. (Multi-Utilities)	625	32,069
Wells Fargo & Co. (Banks)	9,275	504,188
Welltower, Inc. (Real Estate Investment Trusts)	700	47,621
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	475	28,524
WestRock Co. (Containers & Packaging)	525	23,950
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,025	30,730
Whirlpool Corp. (Household Durables)	150	22,030
Whole Foods Market, Inc. (Food & Staples Retailing)	675	22,613
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	225	16,346
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	150	10,379
Xcel Energy, Inc. (Electric Utilities)	1,025	36,808
Xerox Corp. (IT Services)	1,900	20,197
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	525	24,659
XL Group PLC (Insurance)	600	23,508
Xylem, Inc. (Machinery)	350	12,775
Yahoo!, Inc.* (Internet Software & Services)	1,725	57,374
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	850	62,093
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	350	35,907
Zions Bancorp (Banks)	400	10,920
Zoetis, Inc. (Pharmaceuticals)	925	44,326
TOTAL COMMON STOCKS (Cost $11,147,059)		35,748,870

Repurchase Agreements(a)(b) (66.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $69,456,590	$69,455,000	$69,455,000
TOTAL REPURCHASE AGREEMENTS (Cost $69,455,000)		69,455,000
TOTAL INVESTMENT SECURITIES (Cost $80,602,059)—101.0%		105,203,870
Net other assets (liabilities)—(1.0)%		(1,049,698)
NET ASSETS—100.0%		$104,154,172

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $6,871,000.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 15

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	173	3/21/16	$17,598,425	$5,161

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	1/27/16	0.79%	$27,967,882	$(165,160)
S&P 500	UBS AG	1/27/16	0.74%	22,556,099	(141,367)
				$50,523,981	$(306,527)

^	Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Bull invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$971,944	1.0%
Air Freight & Logistics	246,910	0.2%
Airlines	231,727	0.2%
Auto Components	135,094	0.1%
Automobiles	222,649	0.2%
Banks	2,158,891	2.2%
Beverages	826,729	0.8%
Biotechnology	1,327,047	1.3%
Building Products	32,287	NM
Capital Markets	748,862	0.7%
Chemicals	746,857	0.7%
Commercial Services & Supplies	148,049	0.1%
Communications Equipment	503,414	0.5%
Construction & Engineering	30,054	NM
Construction Materials	43,189	NM
Consumer Finance	298,905	0.3%
Containers & Packaging	109,521	0.1%
Distributors	25,767	NM
Diversified Consumer Services	15,822	NM
Diversified Financial Services	728,128	0.7%
Diversified Telecommunication Services	867,711	0.8%
Electric Utilities	618,842	0.6%
Electrical Equipment	163,989	0.2%
Electronic Equipment, Instruments & Components	133,851	0.1%
Energy Equipment & Services	366,593	0.4%
Food & Staples Retailing	844,222	0.8%
Food Products	614,510	0.6%
Gas Utilities	15,953	NM
Health Care Equipment & Supplies	771,114	0.7%
Health Care Providers & Services	980,831	0.9%
Health Care Technology	36,102	NM
Hotels, Restaurants & Leisure	654,854	0.6%
Household Durables	151,972	0.1%
Household Products	695,935	0.7%
Independent Power and Renewable Electricity Producers	20,276	NM
Industrial Conglomerates	921,126	0.9%
Insurance	969,450	0.9%
Internet & Catalog Retail	795,682	0.8%
Internet Software & Services	1,529,992	1.5%
IT Services	1,316,556	1.3%
Leisure Products	33,496	NM
Life Sciences Tools & Services	233,845	0.2%
Machinery	417,715	0.4%
Media	1,088,647	1.1%
Metals & Mining	86,564	0.1%
Multiline Retail	220,374	0.2%
Multi-Utilities	410,935	0.4%
Oil, Gas & Consumable Fuels	1,959,721	1.8%
Personal Products	39,627	NM
Pharmaceuticals	2,070,225	2.1%
Professional Services	102,666	0.1%
Real Estate Investment Trusts	970,489	0.9%
Real Estate Management & Development	19,884	NM
Road & Rail	269,618	0.3%
Semiconductors & Semiconductor Equipment	881,803	0.8%
Software	1,570,327	1.5%
Specialty Retail	924,472	1.0%
Technology Hardware, Storage & Peripherals	1,464,042	1.4%
Textiles, Apparel & Luxury Goods	324,380	0.3%
Tobacco	577,143	0.6%
Trading Companies & Distributors	61,490	0.1%
Other**	68,405,302	65.7%
Total	$104,154,172	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

16 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$80,602,059
Securities, at value	35,748,870
Repurchase agreements, at value	69,455,000
Total Investment Securities, at value	105,203,870
Cash	1,154
Segregated cash balances with brokers	883,165
Dividends and interest receivable	50,021
Receivable for capital shares issued	1,652,186
Prepaid expenses	5,228
TOTAL ASSETS	107,795,624

LIABILITIES:
Payable for capital shares redeemed	2,910,809
Unrealized loss on swap agreements	306,527
Variation margin on futures contracts	181,650
Advisory fees payable	27,177
Management services fees payable	3,624
Administration fees payable	2,958
Administrative services fees payable	39,890
Distribution fees payable	42,263
Trustee fees payable	11
Transfer agency fees payable	8,732
Fund accounting fees payable	3,489
Compliance services fees payable	427
Other accrued expenses	113,895
TOTAL LIABILITIES	3,641,452
NET ASSETS	$104,154,172

NET ASSETS CONSIST OF:
Capital	$83,747,964
Accumulated net investment income (loss)	12,188
Accumulated net realized gains (losses) on investments	(3,906,425)
Net unrealized appreciation (depreciation) on investments	24,300,445
NET ASSETS	$104,154,172

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,567,328
Net Asset Value (offering and redemption price per share)	$40.57

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$1,270,904
Interest	20,791
Foreign tax withholding	(98)
TOTAL INVESTMENT INCOME	1,291,597

EXPENSES:
Advisory fees	771,330
Management services fees	102,843
Administration fees	38,551
Transfer agency fees	55,656
Administrative services fees	272,782
Distribution fees	257,110
Custody fees	14,191
Fund accounting fees	54,065
Trustee fees	2,513
Compliance services fees	1,182
Printing fees	111,000
Other fees	76,932
Recoupment of prior expenses reduced by the Advisor	17,500
Total Gross Expenses before reductions	1,775,655
Expenses reduced and reimbursed by the Advisor	(47,874)
TOTAL NET EXPENSES	1,727,781
NET INVESTMENT INCOME (LOSS)	(436,184)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,696,665
Net realized gains (losses) on futures contracts	(54,236)
Net realized gains (losses) on swap agreements	(3,494,311)
Change in net unrealized appreciation/depreciation on investments	(8,305,913)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,157,795)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,593,979)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 17

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(436,184)	$(566,928)
Net realized gains (losses) on investments	4,148,118	5,295,606
Change in net unrealized appreciation/depreciation on investments	(8,305,913)	5,471,105
Change in net assets resulting from operations	(4,593,979)	10,199,783

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,359,953)	(2,977,801)
Change in net assets resulting from distributions	(1,359,953)	(2,977,801)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	626,903,517	706,794,611
Distributions reinvested	1,359,953	2,977,801
Value of shares redeemed	(677,812,501)	(663,087,729)
Change in net assets resulting from capital transactions	(49,549,031)	46,684,683
Change in net assets	(55,502,963)	53,906,665

NET ASSETS:
Beginning of period	159,657,135	105,750,470
End of period	$104,154,172	$159,657,135
Accumulated net investment income (loss)	$12,188	$6,062

SHARE TRANSACTIONS:
Issued	15,255,904	17,993,315
Reinvested	32,953	77,933
Redeemed	(16,594,614)	(16,989,602)
Change in shares	(1,305,757)	1,081,646

See accompanying notes to financial statements.

18 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$41.22	$37.88	$29.52	$25.92	$26.30

Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.19)	(0.25)	(0.11)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.01)	4.46	8.98	3.71	0.09
Total income (loss) from investment activities	(0.18)	4.27	8.73	3.60	0.02

Distributions to Shareholders From:
Net realized gains on investments	(0.47)	(0.93)	(0.37)	—	(0.40)

Net Asset Value, End of Period	$40.57	$41.22	$37.88	$29.52	$25.92

Total Return	(0.46)%	11.47%	29.76%	13.89%	—

Ratios to Average Net Assets:
Gross expenses	1.73%	1.70%	1.72%	1.84%	1.74%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.42)%	(0.50)%	(0.74)%	(0.39)%	(0.26)%

Supplemental Data:
Net assets, end of period (000’s)	$104,154	$159,657	$105,750	$85,299	$94,879
Portfolio turnover rate(b)	32%	131%	43%	35%	4%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap :: 19

ProFund VP Mid-Cap seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -4.45%. For the same period, the Index had a total return of -2.18%(1) and a volatility of 14.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Since Inception
ProFund VP Mid-Cap	-4.45%	8.29%	4.97%
S&P MidCap 400	-2.18%	10.68%	7.59%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap	1.68%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	6%
Swap Agreements	94%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	27%
Information Technology	17%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Materials	6%
Utilities	5%
Consumer Staples	4%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                     1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: ProFund VP Mid-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (31.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%–0.28%, dated 12/31/15, due 1/4/16, total to be received $9,480,217	$9,480,000	$9,480,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,480,000)		9,480,000
TOTAL INVESTMENT SECURITIES (Cost $9,480,000)—31.5%		9,480,000
Net other assets (liabilities)—68.5%		20,637,563
NET ASSETS—100.0%		$30,117,563

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $1,117,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	14	3/21/16	$1,950,620	$(6,106)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	1/27/16	0.79%	$25,271,720	$(46,663)
S&P MidCap 400	UBS AG	1/27/16	0.69%	3,066,987	(32,160)
				$28,338,707	$(78,823)

^                              Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 21

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$9,480,000
Repurchase agreements, at value	9,480,000
Total Investment Securities, at value	9,480,000
Cash	134
Segregated cash balances with brokers	105,140
Interest receivable	54
Receivable for capital shares issued	20,668,250
Prepaid expenses	976
TOTAL ASSETS	30,254,554

LIABILITIES:
Payable for capital shares redeemed	798
Unrealized loss on swap agreements	78,823
Variation margin on futures contracts	20,440
Advisory fees payable	2,473
Management services fees payable	330
Administration fees payable	365
Administrative services fees payable	7,162
Distribution fees payable	7,373
Transfer agency fees payable	1,156
Fund accounting fees payable	431
Compliance services fees payable	59
Other accrued expenses	17,581
TOTAL LIABILITIES	136,991
NET ASSETS	$30,117,563

NET ASSETS CONSIST OF:
Capital	$30,312,386
Accumulated net realized gains (losses) on investments	(109,894)
Net unrealized appreciation (depreciation) on investments	(84,929)
NET ASSETS	$30,117,563

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,022,327
Net Asset Value (offering and redemption price per share)	$29.46

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$9,024

EXPENSES:
Advisory fees	173,799
Management services fees	23,173
Administration fees	8,495
Transfer agency fees	12,204
Administrative services fees	52,453
Distribution fees	57,933
Custody fees	4,568
Fund accounting fees	11,282
Trustee fees	626
Compliance services fees	190
Printing fees	22,782
Other fees	17,386
Recoupment of prior expenses reduced by the Advisor	23,439
Total Gross Expenses before reductions	408,330
Expenses reduced and reimbursed by the Advisor	(19,020)
TOTAL NET EXPENSES	389,310
NET INVESTMENT INCOME (LOSS)	(380,286)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(7,343)
Net realized gains (losses) on swap agreements	485,931
Change in net unrealized appreciation/depreciation on investments	(97,703)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	380,885

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$599

See accompanying notes to financial statements.

22 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(380,286)	$(387,079)
Net realized gains (losses) on investments	478,588	1,486,884
Change in net unrealized appreciation/depreciation on investments	(97,703)	(234,607)
Change in net assets resulting from operations	599	865,198

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(887,792)	(5,158,018)
Change in net assets resulting from distributions	(887,792)	(5,158,018)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	59,558,351	52,080,522
Distributions reinvested	887,792	5,158,018
Value of shares redeemed	(54,830,836)	(55,755,212)
Change in net assets resulting from capital transactions	5,615,307	1,483,328
Change in net assets	4,728,114	(2,809,492)

NET ASSETS:
Beginning of period	25,389,449	28,198,941
End of period	$30,117,563	$25,389,449

SHARE TRANSACTIONS:
Issued	1,933,758	1,607,289
Reinvested	27,944	172,856
Redeemed	(1,745,958)	(1,797,856)
Change in shares	215,744	(17,711)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap :: 23

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$31.48		$34.21	$27.36	$23.68	$27.76

Investment Activities:
Net investment income (loss)(a)	(0.52)		(0.54)	(0.51)	(0.41)	(0.43)
Net realized and unrealized gains (losses) on investments	(0.83	)(b)	2.88	8.73	4.09	(0.39)
Total income (loss) from investment activities	(1.35)		2.34	8.22	3.68	(0.82)

Distributions to Shareholders From:
Net realized gains on investments	(0.67)		(5.07)	(1.37)	—	(3.26)

Net Asset Value, End of Period	$29.46		$31.48	$34.21	$27.36	$23.68

Total Return	(4.45)%		7.65%	30.79%	15.54%	(4.18)%

Ratios to Average Net Assets:
Gross expenses	1.76%		1.68%	1.72%	1.81%	1.75%
Net expenses	1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.64)%		(1.66)%	(1.65)%	(1.57)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$30,118		$25,389	$28,199	$18,592	$6,610
Portfolio turnover rate(c)	—		—	—	—	—

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                      Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

24 :: ProFund VP Small-Cap :: Management Discussion of Fund Performance

ProFund VP Small-Cap seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -6.02%. For the same period, the Index had a total return of -4.41%(1) and a volatility of 16.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap	-6.02%	7.42%	5.01%
Russell 2000 Index	-4.41%	9.19%	6.80%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap	1.71%	1.71%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	37%
Futures Contracts	3%
Swap Agreements	60%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Tyler Technologies, Inc.	0.1%
Dyax Corp.	0.1%
CubeSmart	0.1%
Casey’s General Stores, Inc.	0.1%
Manhattan Associates, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	25%
Information Technology	18%
Health Care	17%
Consumer Discretionary	13%
Industrials	12%
Utilities	4%
Materials	4%
Consumer Staples	3%
Energy	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                     1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap :: 25

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (37.2%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Catalog Retail)	125	$910
2U, Inc.* (Diversified Consumer Services)	100	2,798
8x8, Inc.* (Diversified Telecommunication Services)	325	3,721
A. Schulman, Inc. (Chemicals)	100	3,064
A10 Networks, Inc.* (Software)	175	1,148
AAON, Inc. (Building Products)	150	3,483
AAR Corp. (Aerospace & Defense)	125	3,286
Abaxis, Inc. (Health Care Equipment & Supplies)	75	4,176
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	150	2,894
Abercrombie & Fitch Co.—Class A (Specialty Retail)	225	6,075
ABIOMED, Inc.* (Health Care Equipment & Supplies)	125	11,284
ABM Industries, Inc. (Commercial Services & Supplies)	175	4,982
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	475	504
Acacia Research Corp. (Professional Services)	200	858
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	250	8,912
Acadia Realty Trust (Real Estate Investment Trusts)	225	7,459
ACCO Brands Corp.* (Commercial Services & Supplies)	400	2,852
Accuray, Inc.* (Health Care Equipment & Supplies)	325	2,194
Accuride Corp.* (Machinery)	275	457
Aceto Corp. (Health Care Providers & Services)	100	2,698
Achillion Pharmaceuticals, Inc.* (Biotechnology)	400	4,316
ACI Worldwide, Inc.* (Software)	350	7,490
Acorda Therapeutics, Inc.* (Biotechnology)	150	6,417
Actua Corp.* (Internet Software & Services)	150	1,718
Actuant Corp.—Class A (Machinery)	200	4,792
Acxiom Corp.* (IT Services)	250	5,230
ADTRAN, Inc. (Communications Equipment)	200	3,444
Advanced Drainage Systems, Inc. (Building Products)	125	3,004
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	150	4,235
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,050	5,884
Advaxis, Inc.* (Biotechnology)	125	1,258
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	100	1,010
Aegion Corp.* (Construction & Engineering)	150	2,897
Aerohive Networks, Inc.* (Communications Equipment)	150	767
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	3,132
Affymetrix, Inc.* (Life Sciences Tools & Services)	275	2,775
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	125	1,605
Agenus, Inc.* (Biotechnology)	300	1,362
Air Methods Corp.* (Health Care Providers & Services)	125	5,241
Air Transport Services Group, Inc.* (Air Freight & Logistics)	200	2,016
Aircastle, Ltd. (Trading Companies & Distributors)	200	4,178
AK Steel Holding Corp.* (Metals & Mining)	650	1,456
Akebia Therapeutics, Inc.* (Biotechnology)	125	1,615
Albany International Corp.—Class A (Machinery)	100	3,655
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	100	1,985
Alexander & Baldwin, Inc. (Real Estate Management & Development)	150	5,297
Alimera Sciences, Inc.* (Pharmaceuticals)	225	545
ALLETE, Inc. (Electric Utilities)	150	7,625
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	125	1,855
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	125	1,149
Altisource Residential Corp. (Real Estate Investment Trusts)	200	2,482
Altra Industrial Motion Corp. (Machinery)	100	2,508
AMAG Pharmaceuticals, Inc.* (Biotechnology)	100	3,019
Ambac Financial Group, Inc.* (Insurance)	150	2,114
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	5,574
Amedisys, Inc.* (Health Care Providers & Services)	100	3,932
American Assets Trust, Inc. (Real Estate Investment Trusts)	125	4,794
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	250	4,735
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	175	2,443
American Eagle Outfitters, Inc. (Specialty Retail)	600	9,299
American Equity Investment Life Holding Co. (Insurance)	250	6,007
American Residential Properties, Inc. (Real Estate Investment Trusts)	125	2,363
American Software, Inc.—Class A (Software)	125	1,273
American States Water Co. (Water Utilities)	125	5,244
American Vanguard Corp. (Chemicals)	125	1,751
Ameris Bancorp (Banks)	125	4,249
Amicus Therapeutics, Inc.* (Biotechnology)	325	3,153
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	2,280
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	150	4,658
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	125	1,779
AmSurg Corp.* (Health Care Providers & Services)	150	11,399
Anacor Pharmaceuticals, Inc.* (Biotechnology)	125	14,120
Angie’s List, Inc.* (Internet Software & Services)	225	2,104
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	100	1,214
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	6,039
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	725	877
Anthera Pharmaceuticals, Inc.* (Biotechnology)	175	812
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	425	1,849
Apogee Enterprises, Inc. (Building Products)	100	4,351

See accompanying notes to financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	200	$3,446
Apollo Education Group, Inc.*—Class A (Diversified Consumer Services)	300	2,301
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	125	1,494
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	125	5,061
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	325	2,070
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	200	368
Aratana Therapeutics, Inc.* (Pharmaceuticals)	125	698
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	200	884
ArcBest Corp. (Road & Rail)	100	2,139
Archrock, Inc. (Energy Equipment & Services)	225	1,692
Arena Pharmaceuticals, Inc.* (Biotechnology)	825	1,568
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	125	1,430
Argo Group International Holdings, Ltd. (Insurance)	100	5,983
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	550	3,438
Arlington Asset Investment Corp.—Class A (Capital Markets)	100	1,323
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	125	1,310
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	150	3,264
Array BioPharma, Inc.* (Biotechnology)	475	2,005
Arrowhead Research Corp.* (Biotechnology)	250	1,538
Asbury Automotive Group, Inc.* (Specialty Retail)	75	5,058
Ascena Retail Group, Inc.* (Specialty Retail)	450	4,433
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	100	1,450
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	300	1,893
Aspen Technology, Inc.* (Software)	250	9,439
Astoria Financial Corp. (Thrifts & Mortgage Finance)	300	4,755
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	550	1,084
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	3,101
AtriCure, Inc.* (Health Care Equipment & Supplies)	100	2,244
Atwood Oceanics, Inc. (Energy Equipment & Services)	200	2,046
AVG Technologies N.V.* (Software)	150	3,008
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	125	911
Avista Corp. (Multi-Utilities)	200	7,074
AVX Corp. (Electronic Equipment, Instruments & Components)	175	2,125
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	525	1,360
Axiall Corp. (Chemicals)	225	3,465
AZZ, Inc. (Electrical Equipment)	75	4,168
B&G Foods, Inc.—Class A (Food Products)	175	6,128
Balchem Corp. (Chemicals)	100	6,080
Banc of California, Inc. (Banks)	150	2,193
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Banks)	100	2,593
BancorpSouth, Inc. (Banks)	300	7,197
Bank Mutual Corp. (Thrifts & Mortgage Finance)	225	1,755
Bank of the Ozarks, Inc. (Banks)	225	11,128
Bankrate, Inc.* (Internet Software & Services)	250	3,325
Barnes & Noble Education, Inc.* (Specialty Retail)	100	995
Barnes & Noble, Inc. (Specialty Retail)	175	1,524
Barnes Group, Inc. (Machinery)	175	6,192
Basic Energy Services, Inc.* (Energy Equipment & Services)	200	536
Bazaarvoice, Inc.* (Internet Software & Services)	275	1,205
BBCN Bancorp, Inc. (Banks)	275	4,736
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	150	6,177
Beazer Homes USA, Inc.* (Household Durables)	100	1,149
bebe Stores, Inc. (Specialty Retail)	375	212
Belden, Inc. (Electronic Equipment, Instruments & Components)	125	5,960
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	325	3,088
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	175	3,617
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	275	3,663
Berkshire Hills Bancorp, Inc. (Banks)	100	2,911
Berry Plastics Group, Inc.* (Containers & Packaging)	350	12,663
BGC Partners, Inc.—Class A (Capital Markets)	600	5,886
Big Lots, Inc. (Multiline Retail)	175	6,744
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	225	884
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	250	2,580
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	200	958
BioScrip, Inc.* (Health Care Providers & Services)	375	656
BioTelemetry, Inc.* (Health Care Providers & Services)	150	1,752
BioTime, Inc.* (Biotechnology)	300	1,230
Black Diamond, Inc.* (Leisure Products)	125	553
Black Hills Corp. (Multi-Utilities)	150	6,965
Blackbaud, Inc. (Software)	150	9,878
Blackhawk Network Holdings, Inc.* (IT Services)	175	7,737
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	375	6,333
Blount International, Inc.* (Machinery)	200	1,962
Blucora, Inc.* (Internet Software & Services)	150	1,470
Blue Hills Bancorp, Inc. (Banks)	125	1,914
BNC Bancorp (Banks)	100	2,538
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	75	2,914
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	175	1,159
Boise Cascade Co.* (Paper & Forest Products)	125	3,191
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	922
Boston Private Financial Holdings, Inc. (Banks)	275	3,119
Bottomline Technologies, Inc.* (Software)	150	4,460
Boulder Brands, Inc.* (Food Products)	250	2,745
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	275	5,464
Brady Corp.—Class A (Commercial Services & Supplies)	150	3,447
Briggs & Stratton Corp. (Machinery)	150	2,595
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	125	8,350
Brightcove, Inc.* (Internet Software & Services)	175	1,085

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
Bristow Group, Inc. (Energy Equipment & Services)	100	$2,590
BroadSoft, Inc.* (Software)	100	3,536
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	250	2,875
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	250	2,670
Builders FirstSource, Inc.* (Building Products)	175	1,939
Burlington Stores, Inc.* (Multiline Retail)	225	9,652
C&J Energy Services, Ltd.* (Energy Equipment & Services)	200	952
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	75	3,284
CACI International, Inc.*—Class A (IT Services)	75	6,959
Caesars Acquisition Co.*—Class A (Hotels, Restaurants & Leisure)	225	1,532
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	250	1,973
CalAmp Corp.* (Communications Equipment)	125	2,491
CalAtlantic Group, Inc. (Household Durables)	100	3,792
Caleres, Inc. (Specialty Retail)	150	4,023
Calgon Carbon Corp. (Chemicals)	175	3,019
California Water Service Group (Water Utilities)	175	4,072
Calix, Inc.* (Communications Equipment)	200	1,574
Callaway Golf Co. (Leisure Products)	300	2,826
Callidus Software, Inc.* (Software)	200	3,714
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	275	2,294
Cal-Maine Foods, Inc. (Food Products)	100	4,634
Cambrex Corp.* (Life Sciences Tools & Services)	100	4,709
Campus Crest Communities, Inc.* (Real Estate Investment Trusts)	300	2,040
Cantel Medical Corp. (Health Care Equipment & Supplies)	100	6,214
Capital Bank Financial Corp.—Class A (Banks)	75	2,399
Capital Senior Living Corp.* (Health Care Providers & Services)	100	2,086
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	450	5,652
Capstead Mortgage Corp. (Real Estate Investment Trusts)	325	2,841
Cardinal Financial Corp. (Banks)	125	2,844
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	100	1,512
Cardtronics, Inc.* (IT Services)	150	5,048
Career Education Corp.* (Diversified Consumer Services)	375	1,361
CareTrust REIT, Inc. (Real Estate Investment Trusts)	150	1,643
Carmike Cinemas, Inc.* (Media)	100	2,294
Carpenter Technology Corp. (Metals & Mining)	150	4,540
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	150	4,436
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150	1,761
Cascade Bancorp* (Banks)	200	1,214
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	225	1,346
Casey’s General Stores, Inc. (Food & Staples Retailing)	125	15,056
Cash America International, Inc. (Consumer Finance)	100	2,995
Castle Brands, Inc.* (Beverages)	600	738
Castlight Health, Inc.*—Class B (Health Care Technology)	175	747
Catalent, Inc.* (Pharmaceuticals)	250	6,258
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	375	919
CatchMark Timber Trust, Inc.—Class A (Real Estate Investment Trusts)	175	1,979
Cathay General Bancorp (Banks)	250	7,832
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	175	11,498
CBIZ, Inc.* (Professional Services)	200	1,972
CEB, Inc. (Professional Services)	100	6,139
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	325	2,301
Celadon Group, Inc. (Road & Rail)	100	989
Celldex Therapeutics, Inc.* (Biotechnology)	300	4,704
Cempra, Inc.* (Pharmaceuticals)	100	3,113
CenterState Banks, Inc. (Banks)	175	2,739
Central European Media Enterprises, Ltd.*—Class A (Media)	500	1,345
Central Garden & Pet Co.*—Class A (Household Products)	175	2,380
Central Pacific Financial Corp. (Banks)	100	2,202
Century Aluminum Co.* (Metals & Mining)	200	884
Cepheid* (Biotechnology)	225	8,218
Cerus Corp.* (Health Care Equipment & Supplies)	400	2,528
Chart Industries, Inc.* (Machinery)	100	1,796
Chatham Lodging Trust (Real Estate Investment Trusts)	125	2,560
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	175	1,097
Chegg, Inc.* (Diversified Consumer Services)	300	2,019
Chemical Financial Corp. (Banks)	125	4,284
ChemoCentryx, Inc.* (Biotechnology)	150	1,215
Chemtura Corp.* (Chemicals)	225	6,135
Chesapeake Lodging Trust (Real Estate Investment Trusts)	200	5,032
Chico’s FAS, Inc. (Specialty Retail)	450	4,802
Chimerix, Inc.* (Biotechnology)	125	1,119
Christopher & Banks Corp.* (Specialty Retail)	250	413
Ciber, Inc.* (IT Services)	400	1,404
Ciena Corp.* (Communications Equipment)	375	7,758
Cimpress N.V.* (Internet Software & Services)	100	8,113
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	750	2,700
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	200	5,906
Citizens, Inc.* (Insurance)	225	1,672
Civeo Corp.* (Commercial Services & Supplies)	500	710
CLARCOR, Inc. (Machinery)	150	7,451
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	300	1,080
Cleco Corp. (Electric Utilities)	175	9,136
Cliffs Natural Resources, Inc.* (Metals & Mining)	575	909
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	125	1,793
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	300	624
Clovis Oncology, Inc.* (Biotechnology)	75	2,625
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	150	2,741
CNO Financial Group, Inc. (Insurance)	600	11,453
CoBiz Financial, Inc. (Banks)	150	2,013
Coeur Mining, Inc.* (Metals & Mining)	500	1,240

See accompanying notes to financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	150	$5,203
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	75	4,883
Coherus Biosciences, Inc.* (Biotechnology)	100	2,296
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	1,509
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	350	6,818
Columbia Banking System, Inc. (Banks)	175	5,689
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	100	4,876
Comfort Systems USA, Inc. (Construction & Engineering)	125	3,553
Commercial Metals Co. (Metals & Mining)	375	5,133
Commercial Vehicle Group, Inc.* (Machinery)	175	483
Community Bank System, Inc. (Banks)	125	4,993
CommVault Systems, Inc.* (Software)	150	5,903
comScore, Inc.* (Internet Software & Services)	100	4,115
CONMED Corp. (Health Care Equipment & Supplies)	100	4,405
ConnectOne Bancorp, Inc. (Banks)	125	2,336
Conn’s, Inc.* (Specialty Retail)	100	2,347
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	175	3,666
Constant Contact, Inc.* (Internet Software & Services)	125	3,655
Continental Building Products, Inc.* (Building Products)	125	2,183
Convergys Corp. (IT Services)	300	7,467
Cooper Tire & Rubber Co. (Auto Components)	175	6,624
Corcept Therapeutics, Inc.* (Pharmaceuticals)	275	1,370
Core-Mark Holding Co., Inc. (Distributors)	75	6,146
CorEnergy Infrastructure Trust, Inc. (Real Estate Investment Trusts)	25	371
CoreSite Realty Corp. (Real Estate Investment Trusts)	75	4,254
Corindus Vascular Robotics, Inc.*—Class I (Health Care Equipment & Supplies)	200	642
CorMedix, Inc.* (Biotechnology)	225	457
Cornerstone OnDemand, Inc.* (Internet Software & Services)	175	6,042
Cousins Properties, Inc. (Real Estate Investment Trusts)	675	6,365
Cowen Group, Inc.*—Class A (Capital Markets)	425	1,628
Crawford & Co. (Insurance)	150	797
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	125	4,056
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	275	2,816
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	150	2,459
Crown Media Holdings, Inc.* (Media)	225	1,262
CryoLife, Inc. (Health Care Equipment & Supplies)	125	1,348
CSG Systems International, Inc. (IT Services)	125	4,498
CTI BioPharma Corp.* (Biotechnology)	750	923
CTS Corp. (Electronic Equipment, Instruments & Components)	125	2,205
CubeSmart (Real Estate Investment Trusts)	500	15,309
Cumulus Media, Inc.*—Class A (Media)	700	231
Curis, Inc.* (Biotechnology)	525	1,528
Curtiss-Wright Corp. (Aerospace & Defense)	150	10,274
Customers Bancorp, Inc.* (Banks)	100	2,722
CVB Financial Corp. (Banks)	350	5,922
Cvent, Inc.* (Internet Software & Services)	100	3,491
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	75	3,350
CyrusOne, Inc. (Real Estate Investment Trusts)	175	6,554
CYS Investments, Inc. (Real Estate Investment Trusts)	525	3,743
Cytokinetics, Inc.* (Biotechnology)	200	2,092
CytRx Corp.* (Biotechnology)	325	861
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	150	1,308
Dana Holding Corp. (Auto Components)	500	6,900
Darling Ingredients, Inc.* (Food Products)	525	5,523
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	75	3,131
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	275	10,276
Dean Foods Co. (Food Products)	300	5,145
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	4,720
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	1,602
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	175	4,304
Deluxe Corp. (Commercial Services & Supplies)	150	8,180
Demandware, Inc.* (Internet Software & Services)	100	5,396
Denny’s Corp.* (Hotels, Restaurants & Leisure)	300	2,949
Depomed, Inc.* (Pharmaceuticals)	200	3,626
Destination XL Group, Inc.* (Specialty Retail)	225	1,242
DeVry Education Group, Inc. (Diversified Consumer Services)	200	5,062
DHI Group, Inc.* (Internet Software & Services)	200	1,834
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	350	2,832
Diamond Foods, Inc.* (Food Products)	100	3,855
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	150	3,827
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	625	6,031
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	200	6,018
Digi International, Inc.* (Communications Equipment)	125	1,423
Digital Turbine, Inc.* (Software)	325	432
DigitalGlobe, Inc.* (Aerospace & Defense)	225	3,524
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,186
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,873
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	125	4,278
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	100	1,177
Dorman Products, Inc.* (Auto Components)	100	4,747
Douglas Dynamics, Inc. (Machinery)	100	2,107
DreamWorks Animation SKG, Inc.*—Class A (Media)	250	6,443
Drew Industries, Inc. (Auto Components)	75	4,567
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,180
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	200	6,358
Durect Corp.* (Pharmaceuticals)	575	1,271
Dyax Corp.* (Biotechnology)	450	16,928
Dycom Industries, Inc.* (Construction & Engineering)	100	6,995
Dynavax Technologies Corp.* (Biotechnology)	100	2,416

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	375	$5,024
Dynex Capital, Inc. (Real Estate Investment Trusts)	225	1,429
Eagle Bancorp, Inc.* (Banks)	100	5,047
Eagle Bulk Shipping, Inc.* (Marine)	150	528
EarthLink Holdings Corp. (Internet Software & Services)	375	2,786
EastGroup Properties, Inc. (Real Estate Investment Trusts)	100	5,561
Ebix, Inc. (Software)	100	3,279
Echo Global Logistics, Inc.* (Air Freight & Logistics)	100	2,039
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	250	455
Education Realty Trust, Inc. (Real Estate Investment Trusts)	150	5,682
El Paso Electric Co. (Electric Utilities)	125	4,813
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	175	1,925
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	7,010
Elizabeth Arden, Inc.* (Personal Products)	125	1,238
Ellie Mae, Inc.* (Software)	100	6,023
EMCOR Group, Inc. (Construction & Engineering)	200	9,607
EMCORE Corp.* (Communications Equipment)	175	1,073
Emergent BioSolutions, Inc.* (Biotechnology)	100	4,001
Employers Holdings, Inc. (Insurance)	125	3,413
Encore Capital Group, Inc.* (Consumer Finance)	100	2,908
Endocyte, Inc.* (Pharmaceuticals)	225	902
Endologix, Inc.* (Health Care Equipment & Supplies)	225	2,228
Endurance International Group Holdings, Inc.* (Internet Software & Services)	200	2,186
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	200	590
Energy XXI, Ltd. (Oil, Gas & Consumable Fuels)	475	480
EnerNOC, Inc.* (Software)	125	481
EnerSys (Electrical Equipment)	125	6,990
Ennis, Inc. (Commercial Services & Supplies)	100	1,925
Enova International, Inc.* (Consumer Finance)	100	661
Enphase Energy, Inc.* (Electrical Equipment)	150	527
EnPro Industries, Inc. (Machinery)	75	3,288
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	450	5,972
Entercom Communications Corp.*—Class A (Media)	125	1,404
Entravision Communications Corp.—Class A (Media)	250	1,928
Envestnet, Inc.* (Internet Software & Services)	125	3,731
EPAM Systems, Inc.* (IT Services)	150	11,792
Epiq Systems, Inc. (Software)	125	1,634
Epizyme, Inc.* (Biotechnology)	100	1,602
EPR Properties (Real Estate Investment Trusts)	175	10,228
Equity One, Inc. (Real Estate Investment Trusts)	225	6,109
Eros International PLC* (Media)	100	915
ESCO Technologies, Inc. (Machinery)	100	3,614
Essendant, Inc. (Commercial Services & Supplies)	125	4,064
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	175	3,831
Esterline Technologies Corp.* (Aerospace & Defense)	100	8,100
Ethan Allen Interiors, Inc. (Household Durables)	100	2,782
Euronet Worldwide, Inc.* (IT Services)	150	10,864
EverBank Financial Corp. (Thrifts & Mortgage Finance)	300	4,794
Evercore Partners, Inc.—Class A (Capital Markets)	100	5,407
Everi Holdings, Inc.* (IT Services)	275	1,207
EVERTEC, Inc. (IT Services)	225	3,767
EVINE Live, Inc.* (Internet & Catalog Retail)	350	623
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	150	722
Exact Sciences Corp.* (Biotechnology)	275	2,538
ExamWorks Group, Inc.* (Health Care Providers & Services)	125	3,325
Exar Corp.* (Semiconductors & Semiconductor Equipment)	175	1,073
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	900	1,116
Exelixis, Inc.* (Biotechnology)	725	4,089
ExlService Holdings, Inc.* (IT Services)	125	5,616
Exponent, Inc. (Professional Services)	100	4,995
Express, Inc.* (Specialty Retail)	275	4,752
Exterran Corp.* (Energy Equipment & Services)	100	1,605
Extreme Networks, Inc.* (Communications Equipment)	500	2,040
EZCORP, Inc.*—Class A (Consumer Finance)	225	1,123
F.N.B. Corp. (Banks)	550	7,337
Fabrinet* (Electronic Equipment, Instruments & Components)	125	2,978
Fair Isaac Corp. (Software)	100	9,417
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	375	7,765
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	250	588
FCB Financial Holdings, Inc.*—Class A (Banks)	100	3,579
Federal Signal Corp. (Machinery)	225	3,566
Federal-Mogul Holdings Corp.* (Auto Components)	150	1,028
FEI Co. (Electronic Equipment, Instruments & Components)	125	9,973
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	475	3,468
Ferro Corp.* (Chemicals)	250	2,780
Ferroglobe PLC (Metals & Mining)	225	2,419
Fibrocell Science, Inc.* (Biotechnology)	175	796
FibroGen, Inc.* (Biotechnology)	175	5,332
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	3,360
Financial Engines, Inc. (Capital Markets)	175	5,892
Finisar Corp.* (Communications Equipment)	325	4,726
First American Financial Corp. (Insurance)	325	11,667
First BanCorp.* (Banks)	425	1,381
First Busey Corp. (Banks)	100	2,063
First Cash Financial Services, Inc.* (Consumer Finance)	100	3,743
First Commonwealth Financial Corp. (Banks)	325	2,948
First Financial Bancorp (Banks)	200	3,614
First Financial Bankshares, Inc. (Banks)	200	6,034
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	350	7,745
First Merchants Corp. (Banks)	125	3,178
First Midwest Bancorp, Inc. (Banks)	250	4,608

See accompanying notes to financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares		Value
First Potomac Realty Trust (Real Estate Investment Trusts)	225		$2,565
FirstMerit Corp. (Banks)	500		9,324
Five Below, Inc.* (Specialty Retail)	175		5,618
Five Star Quality Care, Inc.* (Health Care Providers & Services)	250		795
Five9, Inc.* (Internet Software & Services)	175		1,523
Fleetmatics Group PLC* (Software)	125		6,349
Flotek Industries, Inc.* (Chemicals)	200		2,288
Fluidigm Corp.* (Life Sciences Tools & Services)	100		1,081
Flushing Financial Corp. (Banks)	125		2,705
FNFV Group* (Diversified Financial Services)	275		3,088
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	125		1,014
Forestar Group, Inc.* (Real Estate Management & Development)	150		1,641
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	225		2,025
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	200		2,492
Forward Air Corp. (Air Freight & Logistics)	100		4,301
Francesca’s Holdings Corp.* (Specialty Retail)	175		3,047
Franklin Electric Co., Inc. (Electrical Equipment)	150		4,055
Franklin Street Properties Corp. (Real Estate Investment Trusts)	300		3,105
Fred’s, Inc.—Class A (Multiline Retail)	150		2,456
Fresh Del Monte Produce, Inc. (Food Products)	100		3,888
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	525		1,570
FTI Consulting, Inc.* (Professional Services)	125		4,333
FuelCell Energy, Inc.* (Electrical Equipment)	100		496
Fulton Financial Corp. (Banks)	550		7,156
Furmanite Corp.* (Construction & Engineering)	175		1,166
FutureFuel Corp. (Chemicals)	125		1,688
GAIN Capital Holdings, Inc. (Diversified Financial Services)	150		1,217
Galena Biopharma, Inc.* (Biotechnology)	800		1,176
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	150		1,245
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	425		557
Generac Holdings, Inc.* (Electrical Equipment)	225		6,698
General Cable Corp. (Electrical Equipment)	175		2,350
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	125		2,473
Genesco, Inc.* (Specialty Retail)	75		4,262
Genesis Healthcare, Inc.* (Health Care Providers & Services)	200		694
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	175		1,358
Gentherm, Inc.* (Auto Components)	125		5,925
Geron Corp.* (Biotechnology)	600		2,904
Getty Realty Corp. (Real Estate Investment Trusts)	100		1,715
Gibraltar Industries, Inc.* (Building Products)	125		3,180
Gigamon, Inc.* (Software)	100		2,657
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125		5,532
Glacier Bancorp, Inc. (Banks)	250		6,633
Global Eagle Entertainment, Inc.* (Media)	175		1,727
Globalstar, Inc.* (Diversified Telecommunication Services)	1,650		2,376
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	225		6,259
Glu Mobile, Inc.* (Software)	450		1,094
Gogo, Inc.* (Internet Software & Services)	200		3,560
Golden Ocean Group, Ltd.* (Marine)	350		375
Government Properties Income Trust (Real Estate Investment Trusts)	225		3,571
Gramercy Property Trust (Real Estate Investment Trusts)	750		5,790
Grand Canyon Education, Inc.* (Diversified Consumer Services)	150		6,018
Granite Construction, Inc. (Construction & Engineering)	125		5,363
Gray Television, Inc.* (Media)	225		3,668
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	275		1,089
Great Western Bancorp, Inc. (Banks)	150		4,353
Greatbatch, Inc.* (Health Care Equipment & Supplies)	75		3,938
Green Dot Corp.*—Class A (Consumer Finance)	150		2,463
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	125		2,863
Greenhill & Co., Inc. (Capital Markets)	100		2,861
Greenlight Capital Re, Ltd.*—Class A (Insurance)	100		1,871
Greif, Inc.—Class A (Containers & Packaging)	100		3,081
Griffon Corp. (Building Products)	125		2,225
Group 1 Automotive, Inc. (Specialty Retail)	75		5,678
GrubHub, Inc.* (Internet Software & Services)	225		5,444
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	150		2,043
GTT Communications, Inc.* (Internet Software & Services)	100		1,706
GUESS?, Inc. (Specialty Retail)	200		3,776
Guidewire Software, Inc.* (Software)	225		13,535
GulfMark Offshore, Inc.*—Class A (Energy Equipment & Services)	125		584
H&E Equipment Services, Inc. (Trading Companies & Distributors)	125		2,185
H.B. Fuller Co. (Chemicals)	150		5,471
Haemonetics Corp.* (Health Care Equipment & Supplies)	175		5,642
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	305		384
Halozyme Therapeutics, Inc.* (Biotechnology)	325		5,632
Halyard Health, Inc.* (Health Care Equipment & Supplies)	150		5,012
Hampton Roads Bankshares, Inc.* (Banks)	400		736
Hancock Holding Co. (Banks)	250		6,293
Hanger, Inc.* (Health Care Providers & Services)	125		2,056
Hanmi Financial Corp. (Banks)	125		2,965
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	125		2,365
Harmonic, Inc.* (Communications Equipment)	350		1,425
Harsco Corp. (Machinery)	275		2,167
Harte-Hanks, Inc. (Media)	225		729
Harvard Apparatus Regenerative Technology, Inc.* (Biotechnology)	—	(a)	1
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	200		694
Hatteras Financial Corp. (Real Estate Investment Trusts)	325		4,274
Hawaiian Holdings, Inc.* (Airlines)	175		6,182
Headwaters, Inc.* (Construction Materials)	250		4,218
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	325		9,203
Healthcare Services Group, Inc. (Commercial Services & Supplies)	225		7,845
HealthEquity, Inc.* (Health Care Providers & Services)	125		3,134

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued

	Shares	Value
HealthSouth Corp. (Health Care Providers & Services)	275	$9,573
HealthStream, Inc.* (Health Care Technology)	100	2,200
Healthways, Inc.* (Health Care Providers & Services)	150	1,931
Heartland Express, Inc. (Road & Rail)	175	2,979
Heartland Payment Systems, Inc. (IT Services)	125	11,852
Hecla Mining Co. (Metals & Mining)	1,275	2,410
HEICO Corp.—Class A (Aerospace & Defense)	125	6,150
Helen of Troy, Ltd.* (Household Durables)	100	9,424
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	350	1,841
Heritage Financial Corp. (Banks)	125	2,355
Heritage Insurance Holdings, Inc. (Insurance)	100	2,182
Heritage Oaks Bancorp (Banks)	150	1,202
Herman Miller, Inc. (Commercial Services & Supplies)	200	5,739
Heron Therapeutics, Inc.* (Biotechnology)	100	2,670
Hersha Hospitality Trust (Real Estate Investment Trusts)	175	3,808
HFF, Inc.—Class A (Capital Markets)	125	3,884
Hibbett Sports, Inc.* (Specialty Retail)	75	2,268
Highwoods Properties, Inc. (Real Estate Investment Trusts)	275	11,989
Hill International, Inc.* (Professional Services)	225	873
Hillenbrand, Inc. (Machinery)	200	5,926
Hilltop Holdings, Inc.* (Banks)	250	4,805
HMS Holdings Corp.* (Health Care Technology)	300	3,702
HNI Corp. (Commercial Services & Supplies)	150	5,408
Home BancShares, Inc. (Banks)	175	7,091
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	2,171
Horace Mann Educators Corp. (Insurance)	125	4,148
Horizon Global Corp.* (Auto Components)	50	519
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	125	1,243
Horsehead Holding Corp.* (Metals & Mining)	500	1,025
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	425	9,256
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	575	1,041
HRG Group, Inc.* (Household Products)	275	3,729
HSN, Inc. (Internet & Catalog Retail)	100	5,067
Hub Group, Inc.*—Class A (Air Freight & Logistics)	125	4,119
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	225	6,332
Huron Consulting Group, Inc.* (Professional Services)	75	4,455
IBERIABANK Corp. (Banks)	125	6,884
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	150	1,025
IDACORP, Inc. (Electric Utilities)	150	10,199
Idera Pharmaceuticals, Inc.* (Biotechnology)	425	1,313
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	175	3,248
Imation Corp.* (Technology Hardware, Storage & Peripherals)	250	343
IMAX Corp.* (Media)	200	7,107
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	125	1,458
ImmunoGen, Inc.* (Biotechnology)	300	4,071
Immunomedics, Inc.* (Biotechnology)	425	1,305
Impax Laboratories, Inc.* (Pharmaceuticals)	225	9,620
Imperva, Inc.* (Software)	75	4,748
inContact, Inc.* (Diversified Telecommunication Services)	225	2,147
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	150	1,127
Independent Bank Corp. (Banks)	100	4,652
Independent Bank Corp./MI (Banks)	100	1,523
Infinera Corp.* (Communications Equipment)	400	7,247
Infinity Pharmaceuticals, Inc.* (Biotechnology)	200	1,570
Infoblox, Inc.* (Software)	175	3,218
InfraREIT, Inc. (Real Estate Investment Trusts)	75	1,388
Inland Real Estate Corp. (Real Estate Investment Trusts)	325	3,452
InnerWorkings, Inc.* (Commercial Services & Supplies)	200	1,500
Innospec, Inc. (Chemicals)	75	4,073
Inovio Pharmaceuticals, Inc.* (Biotechnology)	275	1,848
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	3,378
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	125	3,140
Insmed, Inc.* (Biotechnology)	200	3,630
Insulet Corp.* (Health Care Equipment & Supplies)	175	6,616
Insys Therapeutics, Inc.* (Biotechnology)	75	2,147
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	75	5,084
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	450	11,857
Inteliquent, Inc. (Diversified Telecommunication Services)	125	2,221
Intelsat S.A.* (Diversified Telecommunication Services)	150	624
InterDigital, Inc. (Communications Equipment)	125	6,130
Interface, Inc. (Commercial Services & Supplies)	225	4,307
Internap Corp.* (Internet Software & Services)	225	1,440
International Bancshares Corp. (Banks)	175	4,498
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	100	3,372
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	425	5,423
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	150	2,342
Intralinks Holdings, Inc.* (Internet Software & Services)	175	1,587
Intrepid Potash, Inc.* (Chemicals)	225	664
Invacare Corp. (Health Care Equipment & Supplies)	125	2,174
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	250	2,558
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	400	4,956
Investment Technology Group, Inc. (Capital Markets)	125	2,128
Investors Bancorp, Inc. (Banks)	1,050	13,061
Investors Real Estate Trust (Real Estate Investment Trusts)	450	3,128
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	100	720
ION Geophysical Corp.* (Energy Equipment & Services)	925	465
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	2,523
iRobot Corp.* (Household Durables)	100	3,540

See accompanying notes to financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	425	$4,926
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	100	1,393
iStar Financial, Inc.* (Real Estate Investment Trusts)	300	3,519
Itron, Inc.* (Electronic Equipment, Instruments & Components)	125	4,523
Ixia* (Communications Equipment)	225	2,797
IXYS Corp. (Semiconductors & Semiconductor Equipment)	100	1,263
j2 Global, Inc. (Internet Software & Services)	150	12,347
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	125	9,588
Janus Capital Group, Inc. (Capital Markets)	450	6,341
Jive Software, Inc.* (Software)	250	1,020
John Bean Technologies Corp. (Machinery)	100	4,983
Jones Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	150	578
Journal Media Group, Inc. (Media)	150	1,803
K12, Inc.* (Diversified Consumer Services)	150	1,320
Kaman Corp.—Class A (Trading Companies & Distributors)	100	4,081
KapStone Paper & Packaging Corp. (Paper & Forest Products)	275	6,212
Karyopharm Therapeutics, Inc.* (Biotechnology)	100	1,325
KB Home (Household Durables)	275	3,391
KCG Holdings, Inc.*—Class A (Capital Markets)	175	2,154
Kearny Financial Corp. (Thrifts & Mortgage Finance)	325	4,118
Kelly Services, Inc.—Class A (Professional Services)	125	2,019
Kemper Corp. (Insurance)	150	5,588
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	300	7,223
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	350	1,768
Key Energy Services, Inc.* (Energy Equipment & Services)	700	337
Kforce, Inc. (Professional Services)	100	2,528
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	1,374
Kimball International, Inc.—Class B (Commercial Services & Supplies)	150	1,466
Kindred Healthcare, Inc. (Health Care Providers & Services)	275	3,275
Kite Pharma, Inc.* (Biotechnology)	100	6,162
Kite Realty Group Trust (Real Estate Investment Trusts)	275	7,131
KLX, Inc.* (Aerospace & Defense)	175	5,388
Knight Transportation, Inc. (Road & Rail)	200	4,845
Knoll, Inc. (Commercial Services & Supplies)	175	3,290
Knowles Corp.* (Electronic Equipment, Instruments & Components)	275	3,666
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	350	952
Korn/Ferry International (Professional Services)	150	4,977
Kraton Performance Polymers, Inc.* (Chemicals)	125	2,076
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	225	923
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	225	3,391
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	300	4,083
Ladder Capital Corp. (Real Estate Investment Trusts)	150	1,863
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	475	1,311
Lakeland Bancorp, Inc. (Banks)	150	1,769
Landec Corp.* (Food Products)	125	1,479
Lannett Co., Inc.* (Pharmaceuticals)	75	3,009
LaSalle Hotel Properties (Real Estate Investment Trusts)	350	8,805
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	425	2,750
La-Z-Boy, Inc. (Household Durables)	175	4,274
LDR Holding Corp.* (Health Care Equipment & Supplies)	75	1,883
LegacyTexas Financial Group, Inc. (Banks)	150	3,753
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	200	2,662
Lexington Realty Trust (Real Estate Investment Trusts)	650	5,200
Libbey, Inc. (Household Durables)	75	1,599
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Catalog Retail)	225	6,827
LifeLock, Inc.* (Diversified Consumer Services)	300	4,305
Limelight Networks, Inc.* (Internet Software & Services)	325	475
Lion Biotechnologies, Inc.* (Biotechnology)	200	1,544
Lionbridge Technologies, Inc.* (IT Services)	275	1,350
Liquidity Services, Inc.* (Internet Software & Services)	125	813
Lithia Motors, Inc.—Class A (Specialty Retail)	75	7,999
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	75	8,025
LivaNova PLC* (Health Care Equipment & Supplies)	75	4,452
LivePerson, Inc.* (Internet Software & Services)	225	1,519
LogMeIn, Inc.* (Internet Software & Services)	75	5,033
Louisiana-Pacific Corp.* (Paper & Forest Products)	450	8,105
LTC Properties, Inc. (Real Estate Investment Trusts)	125	5,393
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	100	1,736
Luminex Corp.* (Life Sciences Tools & Services)	150	3,209
Lumos Networks Corp.* (Diversified Telecommunication Services)	100	1,120
M.D.C. Holdings, Inc. (Household Durables)	125	3,191
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	75	3,067
M/I Homes, Inc.* (Household Durables)	100	2,192
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	300	7,005
MacroGenics, Inc.* (Biotechnology)	100	3,097
Magellan Health, Inc.* (Health Care Providers & Services)	75	4,625
Maiden Holdings, Ltd. (Insurance)	175	2,609
Manhattan Associates, Inc.* (Software)	225	14,887
MannKind Corp.* (Biotechnology)	825	1,196
ManTech International Corp.—Class A (IT Services)	100	3,024
Marchex, Inc.—Class B (Internet Software & Services)	225	875
Marin Software, Inc.* (Internet Software & Services)	175	627
MarineMax, Inc.* (Specialty Retail)	100	1,842
MarketAxess Holdings, Inc. (Diversified Financial Services)	125	13,948

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

Common Stocks, continued

	Shares	Value
Marketo, Inc.* (Internet Software & Services)	125	$3,589
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	75	4,271
Marten Transport, Ltd. (Road & Rail)	100	1,770
Masimo Corp.* (Health Care Equipment & Supplies)	150	6,227
Masonite International Corp.* (Building Products)	100	6,123
MasTec, Inc.* (Construction & Engineering)	225	3,911
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	225	4,447
Matrix Service Co.* (Energy Equipment & Services)	100	2,054
Matson, Inc. (Marine)	150	6,394
Matthews International Corp.—Class A (Commercial Services & Supplies)	100	5,345
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	400	1,412
MAXIMUS, Inc. (IT Services)	200	11,249
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	200	2,946
MB Financial, Inc. (Banks)	225	7,283
MBIA, Inc.* (Insurance)	525	3,402
McDermott International, Inc.* (Energy Equipment & Services)	800	2,680
McGrath RentCorp (Commercial Services & Supplies)	100	2,519
MDC Partners, Inc.—Class A (Media)	150	3,258
MedAssets, Inc.* (Health Care Technology)	200	6,188
Media General, Inc.* (Media)	300	4,845
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	650	7,481
Medidata Solutions, Inc.* (Health Care Technology)	175	8,626
Mentor Graphics Corp. (Software)	300	5,526
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	150	2,754
Meredith Corp. (Media)	125	5,406
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	200	2,820
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	3,078
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	2,789
Meritage Homes Corp.* (Household Durables)	125	4,249
Meritor, Inc.* (Machinery)	325	2,714
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	375	2,963
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	3,979
MGE Energy, Inc. (Electric Utilities)	125	5,800
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,025	9,050
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	300	9,776
MiMedx Group, Inc.* (Biotechnology)	375	3,514
Minerals Technologies, Inc. (Chemicals)	100	4,586
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	175	6,300
Mobile Mini, Inc. (Commercial Services & Supplies)	150	4,670
MobileIron, Inc.* (Software)	200	722
Modine Manufacturing Co.* (Auto Components)	200	1,810
ModusLink Global Solutions, Inc.* (IT Services)	275	682
Molina Healthcare, Inc.* (Health Care Providers & Services)	100	6,013
Momenta Pharmaceuticals, Inc.* (Biotechnology)	200	2,968
MoneyGram International, Inc.* (IT Services)	150	941
Monmouth Real Estate Investment Corp.— Class A (Real Estate Investment Trusts)	225	2,354
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	550	5,368
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	125	7,963
Monotype Imaging Holdings, Inc. (Software)	150	3,546
Monro Muffler Brake, Inc. (Specialty Retail)	100	6,621
Monster Worldwide, Inc.* (Internet Software & Services)	350	2,006
Moog, Inc.*—Class A (Aerospace & Defense)	125	7,575
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	175	590
MRC Global, Inc.* (Trading Companies & Distributors)	325	4,193
MSA Safety, Inc. (Commercial Services & Supplies)	100	4,347
Mueller Industries, Inc. (Machinery)	175	4,743
Mueller Water Products, Inc.—Class A (Machinery)	525	4,515
Myers Industries, Inc. (Containers & Packaging)	100	1,332
Myriad Genetics, Inc.* (Biotechnology)	225	9,710
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	100	1,514
National Bank Holdings Corp. (Banks)	125	2,671
National CineMedia, Inc. (Media)	225	3,535
National General Holdings Corp. (Insurance)	125	2,733
National Health Investors, Inc. (Real Estate Investment Trusts)	125	7,608
National Penn Bancshares, Inc. (Banks)	450	5,549
National Storage Affiliates Trust (Real Estate Investment Trusts)	125	2,141
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	150	2,006
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	4,805
Nautilus, Inc.* (Leisure Products)	125	2,090
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	825	1,097
Navigant Consulting, Inc.* (Professional Services)	175	2,811
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	400	1,204
Navios Maritime Holdings, Inc. (Marine)	400	700
Navistar International Corp.* (Machinery)	175	1,547
NBT Bancorp, Inc. (Banks)	150	4,182
NCI Building Systems, Inc.* (Building Products)	125	1,551
Nektar Therapeutics* (Pharmaceuticals)	425	7,160
Nelnet, Inc.—Class A (Consumer Finance)	75	2,518
Neogen Corp.* (Health Care Equipment & Supplies)	125	7,064
NeoGenomics, Inc.* (Life Sciences Tools & Services)	275	2,164
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	150	1,629
NETGEAR, Inc.* (Communications Equipment)	125	5,239
NetScout Systems, Inc.* (Communications Equipment)	125	3,838
Neurocrine Biosciences, Inc.* (Biotechnology)	250	14,142

See accompanying notes to financial statements.

34 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
NeuStar, Inc.*—Class A (IT Services)	175	$4,195
New Jersey Resources Corp. (Gas Utilities)	275	9,064
New Media Investment Group, Inc. (Media)	150	2,919
New Residential Investment Corp. (Real Estate Investment Trusts)	600	7,296
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	225	2,219
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	400	2,132
New York REIT, Inc. (Real Estate Investment Trusts)	525	6,038
NewBridge Bancorp (Banks)	175	2,132
Newpark Resources, Inc.* (Energy Equipment & Services)	325	1,716
Newport Corp.* (Electronic Equipment, Instruments & Components)	150	2,381
NewStar Financial, Inc.* (Diversified Financial Services)	125	1,123
Nexstar Broadcasting Group, Inc.—Class A (Media)	100	5,870
NIC, Inc. (Internet Software & Services)	225	4,428
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	175	1,610
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	225	1,523
Nobilis Health Corp.* (Health Care Providers & Services)	175	494
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	300	4,661
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	73	178
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	275	1,062
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,786
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	325	4,352
Northwest Biotherapeutics, Inc.* (Biotechnology)	200	640
Northwest Natural Gas Co. (Gas Utilities)	100	5,061
NorthWestern Corp. (Multi-Utilities)	150	8,137
Novatel Wireless, Inc.* (Communications Equipment)	275	459
Novavax, Inc.* (Biotechnology)	825	6,921
NRG Yield, Inc.—Class A (Independent Power and Renewable Electricity Producers)	125	1,739
NRG Yield, Inc.—Class C (Independent Power and Renewable Electricity Producers)	125	1,845
Nutrisystem, Inc. (Internet & Catalog Retail)	100	2,164
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	8,116
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	225	4,930
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	450	3,317
Ocata Therapeutics, Inc.* (Biotechnology)	225	1,895
Oclaro, Inc.* (Communications Equipment)	525	1,827
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	375	2,614
OFG Bancorp (Banks)	175	1,281
Oil States International, Inc.* (Energy Equipment & Services)	175	4,768
Old National Bancorp (Banks)	375	5,085
Old Second Bancorp, Inc.* (Banks)	175	1,372
Olin Corp. (Chemicals)	250	4,315
OM Asset Management PLC (Capital Markets)	100	1,533
Omeros Corp.* (Pharmaceuticals)	125	1,966
Omnicell, Inc.* (Health Care Technology)	125	3,885
OmniVision Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	200	5,804
OMNOVA Solutions, Inc.* (Chemicals)	200	1,226
On Assignment, Inc.* (Professional Services)	175	7,865
Oncothyreon, Inc.* (Biotechnology)	450	999
ONE Gas, Inc. (Gas Utilities)	175	8,780
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	100	1,241
Ophthotech Corp.* (Biotechnology)	75	5,890
OPOWER, Inc.* (Internet Software & Services)	125	1,320
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	275	1,771
ORBCOMM, Inc.* (Diversified Telecommunication Services)	250	1,810
Orexigen Therapeutics, Inc.* (Biotechnology)	425	731
Organovo Holdings, Inc.* (Biotechnology)	375	934
Orion Marine Group, Inc.* (Construction & Engineering)	175	730
Oritani Financial Corp. (Thrifts & Mortgage Finance)	175	2,888
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	125	4,559
Otter Tail Corp. (Electric Utilities)	125	3,329
OvaScience, Inc.* (Biotechnology)	75	733
Owens & Minor, Inc. (Health Care Providers & Services)	200	7,196
P.H. Glatfelter Co. (Paper & Forest Products)	150	2,766
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	300	3,939
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	125	598
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	9,598
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	100	5,587
PAREXEL International Corp.* (Life Sciences Tools & Services)	175	11,921
Park Sterling Corp. (Banks)	225	1,647
Parker Drilling Co.* (Energy Equipment & Services)	525	956
Parkway Properties, Inc. (Real Estate Investment Trusts)	275	4,298
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	275	5,073
Party City Holdco, Inc.* (Specialty Retail)	100	1,291
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	175	3,659
Paycom Software, Inc.* (Software)	100	3,763
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	125	6,672
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,355
PDL BioPharma, Inc. (Biotechnology)	575	2,036
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	50	384
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	225	6,305
Pegasystems, Inc. (Software)	125	3,438
Pendrell Corp.* (Professional Services)	900	451
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	275	4,406

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 35

Common Stocks, continued

	Shares	Value
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	350	$105
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	225	4,921
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	250	3,815
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,000	1,170
Perficient, Inc.* (IT Services)	125	2,140
Performance Sports Group, Ltd.* (Leisure Products)	175	1,685
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	250	738
PGT, Inc.* (Building Products)	175	1,993
PharMerica Corp.* (Health Care Providers & Services)	100	3,500
PHH Corp.* (Thrifts & Mortgage Finance)	175	2,835
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	250	3,113
Physicians Realty Trust (Real Estate Investment Trusts)	250	4,215
PICO Holdings, Inc.* (Diversified Financial Services)	100	1,032
Piedmont Natural Gas Co., Inc. (Gas Utilities)	250	14,255
Pier 1 Imports, Inc. (Specialty Retail)	300	1,527
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	200	6,224
Pinnacle Financial Partners, Inc. (Banks)	125	6,420
Pioneer Energy Services Corp.* (Energy Equipment & Services)	275	597
Plantronics, Inc. (Communications Equipment)	125	5,928
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	3,492
Plug Power, Inc.* (Electrical Equipment)	725	1,530
PMC-Sierra, Inc.* (Semiconductors & Semiconductor Equipment)	575	6,682
PNM Resources, Inc. (Electric Utilities)	250	7,643
Polycom, Inc.* (Communications Equipment)	450	5,666
PolyOne Corp. (Chemicals)	275	8,733
Pool Corp. (Distributors)	125	10,097
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	75	4,388
Portland General Electric Co. (Electric Utilities)	250	9,092
Portola Pharmaceuticals, Inc.* (Biotechnology)	150	7,717
Post Holdings, Inc.* (Food Products)	175	10,797
Potbelly Corp.* (Hotels, Restaurants & Leisure)	100	1,171
Potlatch Corp. (Real Estate Investment Trusts)	125	3,780
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	100	4,863
PowerSecure International, Inc.* (Electrical Equipment)	100	1,505
POZEN, Inc.* (Pharmaceuticals)	150	1,025
PRA Group, Inc.* (Consumer Finance)	150	5,203
Preferred Apartment Communities, Inc.— Class A (Real Estate Investment Trusts)	125	1,635
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	175	9,008
Primerica, Inc. (Insurance)	150	7,084
Primoris Services Corp. (Construction & Engineering)	150	3,305
PrivateBancorp, Inc. (Banks)	250	10,254
Progenics Pharmaceuticals, Inc.* (Biotechnology)	300	1,839
Progress Software Corp.* (Software)	175	4,200
Proofpoint, Inc.* (Software)	125	8,126
PROS Holdings, Inc.* (Software)	100	2,304
Prosperity Bancshares, Inc. (Banks)	200	9,571
Prothena Corp. PLC* (Biotechnology)	100	6,810
Proto Labs, Inc.* (Machinery)	75	4,777
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	225	4,534
PTC Therapeutics, Inc.* (Biotechnology)	100	3,240
Qlik Technologies, Inc.* (Software)	275	8,707
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	300	3,660
QTS Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	75	3,383
Quad/Graphics, Inc. (Commercial Services & Supplies)	125	1,163
Quality Systems, Inc. (Health Care Technology)	175	2,821
Qualys, Inc.* (Software)	75	2,482
Quanex Building Products Corp. (Building Products)	125	2,606
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	975	907
Quidel Corp.* (Health Care Equipment & Supplies)	100	2,120
QuinStreet, Inc.* (Internet Software & Services)	200	858
Quotient Technology, Inc.* (Internet Software & Services)	225	1,535
Radian Group, Inc. (Thrifts & Mortgage Finance)	575	7,698
Radiant Logistics, Inc.* (Air Freight & Logistics)	150	515
Radius Health, Inc.* (Biotechnology)	100	6,154
RadNet, Inc.* (Health Care Providers & Services)	200	1,236
RAIT Financial Trust (Real Estate Investment Trusts)	325	878
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	375	4,346
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	275	4,568
Raptor Pharmaceutical Corp.* (Biotechnology)	275	1,430
Raven Industries, Inc. (Industrial Conglomerates)	125	1,950
Rayonier Advanced Materials, Inc. (Chemicals)	150	1,469
RBC Bearings, Inc.* (Machinery)	75	4,844
RCS Capital Corp.*—Class A (Capital Markets)	225	69
Real Industry, Inc.* (Metals & Mining)	125	1,004
RealD, Inc.* (Electronic Equipment, Instruments & Components)	175	1,846
RealNetworks, Inc.* (Internet Software & Services)	175	744
RealPage, Inc.* (Software)	175	3,929
Redwood Trust, Inc. (Real Estate Investment Trusts)	275	3,630
Regis Corp.* (Diversified Consumer Services)	150	2,123
Regulus Therapeutics, Inc.* (Biotechnology)	150	1,308
Relypsa, Inc.* (Pharmaceuticals)	100	2,834
Renasant Corp. (Banks)	100	3,441
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	175	1,626
Rent-A-Center, Inc. (Specialty Retail)	175	2,620
Rentech, Inc.* (Chemicals)	100	352
Repligen Corp.* (Biotechnology)	100	2,829
Republic Airways Holdings, Inc.* (Airlines)	200	786
Resource Capital Corp. (Real Estate Investment Trusts)	125	1,595
Resources Connection, Inc. (Professional Services)	150	2,451
Restoration Hardware Holdings, Inc.* (Specialty Retail)	100	7,944

See accompanying notes to financial statements.

36 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	300	$5,370
RetailMeNot, Inc.* (Internet Software & Services)	150	1,488
Retrophin, Inc.* (Biotechnology)	125	2,411
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	250	263
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	200	3,272
Rexnord Corp.* (Machinery)	325	5,889
Rigel Pharmaceuticals, Inc.* (Biotechnology)	425	1,288
RingCentral, Inc.*—Class A (Software)	175	4,127
RLI Corp. (Insurance)	125	7,718
RLJ Lodging Trust (Real Estate Investment Trusts)	400	8,651
Roadrunner Transportation Systems, Inc.* (Road & Rail)	100	943
Rocket Fuel, Inc.* (Internet Software & Services)	150	524
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	175	1,792
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	100	2,678
Rouse Properties, Inc. (Real Estate Investment Trusts)	150	2,184
Rovi Corp.* (Software)	300	4,998
RPX Corp.* (Professional Services)	200	2,200
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	175	4,267
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	250	993
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	275	1,515
Ruckus Wireless, Inc.* (Communications Equipment)	275	2,945
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	150	2,133
Rush Enterprises, Inc.*—Class A (Trading Companies & Distributors)	125	2,736
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	150	2,388
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	125	6,455
S&T Bancorp, Inc. (Banks)	125	3,853
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	200	4,046
Safe Bulkers, Inc. (Marine)	275	223
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,591
Saia, Inc.* (Road & Rail)	100	2,225
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	200	862
Sanderson Farms, Inc. (Food Products)	75	5,814
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,850	370
Sandy Spring Bancorp, Inc. (Banks)	100	2,696
Sangamo BioSciences, Inc.* (Biotechnology)	250	2,283
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	275	5,660
Sapiens International Corp. N.V. (Software)	125	1,275
Sarepta Therapeutics, Inc.* (Biotechnology)	150	5,787
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	100	3,222
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	100	1,437
Scholastic Corp. (Media)	100	3,856
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	4,199
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	200	1,840
Science Applications International Corp. (IT Services)	150	6,867
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	175	1,570
SciQuest, Inc.* (Internet Software & Services)	125	1,621
Scorpio Bulkers, Inc.* (Marine)	73	721
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	575	4,611
SeaChange International, Inc.* (Software)	175	1,180
Seacoast Banking Corp. of Florida* (Banks)	100	1,498
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	25	430
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	225	4,430
Select Comfort Corp.* (Specialty Retail)	175	3,747
Select Income REIT (Real Estate Investment Trusts)	200	3,964
Select Medical Holdings Corp. (Health Care Providers & Services)	350	4,169
Selective Insurance Group, Inc. (Insurance)	175	5,877
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	125	3,608
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	225	4,257
Senomyx, Inc.* (Chemicals)	250	943
Sensient Technologies Corp. (Chemicals)	150	9,422
Sequenom, Inc.* (Life Sciences Tools & Services)	525	861
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	100	791
ServiceSource International, Inc.* (IT Services)	275	1,268
ServisFirst Bancshares, Inc. (Banks)	75	3,565
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	275	289
SFX Entertainment, Inc.* (Media)	275	52
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	100	4,305
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	200	3,314
ShoreTel, Inc.* (Communications Equipment)	275	2,434
Shutterfly, Inc.* (Internet & Catalog Retail)	125	5,570
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	150	948
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	200	1,180
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	6,068
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	150	2,349
Silver Spring Networks, Inc.* (Software)	150	2,162
Simmons First National Corp.—Class A (Banks)	100	5,136
Simpson Manufacturing Co., Inc. (Building Products)	150	5,123
Sinclair Broadcast Group, Inc.—Class A (Media)	200	6,507
Skullcandy, Inc.* (Household Durables)	150	710
SkyWest, Inc. (Airlines)	175	3,329
Smart & Final Stores, Inc.* (Food & Staples Retailing)	100	1,821
Smith & Wesson Holding Corp.* (Leisure Products)	200	4,396

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 37

Common Stocks, continued

	Shares	Value
Snyder’s-Lance, Inc. (Food Products)	150	$5,145
Solazyme, Inc.* (Oil, Gas & Consumable Fuels)	400	992
Sonic Automotive, Inc.—Class A (Specialty Retail)	125	2,845
Sonic Corp. (Hotels, Restaurants & Leisure)	175	5,654
Sonus Networks, Inc.* (Communications Equipment)	225	1,604
Sorrento Therapeutics, Inc.* (Biotechnology)	125	1,089
Sotheby’s—Class A (Diversified Consumer Services)	200	5,152
South Jersey Industries, Inc. (Gas Utilities)	225	5,292
South State Corp. (Banks)	75	5,396
Southside Bancshares, Inc. (Banks)	100	2,402
Southwest Gas Corp. (Gas Utilities)	150	8,274
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	100	10,730
SpartanNash Co. (Food & Staples Retailing)	125	2,705
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	275	1,658
STAAR Surgical Co.* (Health Care Equipment & Supplies)	175	1,250
STAG Industrial, Inc. (Real Estate Investment Trusts)	225	4,151
Stage Stores, Inc. (Specialty Retail)	125	1,139
Starwood Waypoint Residential Trust (Real Estate Investment Trusts)	125	2,830
State Bank Financial Corp. (Banks)	125	2,629
State National Cos., Inc. (Insurance)	150	1,472
Steelcase, Inc.—Class A (Commercial Services & Supplies)	275	4,098
Stein Mart, Inc. (Specialty Retail)	150	1,010
STERIS PLC (Health Care Equipment & Supplies)	175	13,184
Sterling Bancorp (Banks)	300	4,866
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	175	5,289
Stewart Information Services Corp. (Insurance)	75	2,800
Stifel Financial Corp.* (Capital Markets)	200	8,471
Stillwater Mining Co.* (Metals & Mining)	400	3,428
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	200	858
Stoneridge, Inc.* (Auto Components)	125	1,850
STORE Capital Corp. (Real Estate Investment Trusts)	125	2,900
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	4,109
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	100	1,729
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	300	3,585
Summit Materials, Inc.*—Class A (Construction Materials)	100	2,004
Sun Communities, Inc. (Real Estate Investment Trusts)	150	10,279
Sun Hydraulics Corp. (Machinery)	75	2,380
SunCoke Energy, Inc. (Metals & Mining)	225	781
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	650	8,118
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	125	3,064
Superior Industries International, Inc. (Auto Components)	100	1,842
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	125	1,680
SUPERVALU, Inc.* (Food & Staples Retailing)	825	5,594
Swift Transportation Co.* (Road & Rail)	275	3,801
Sykes Enterprises, Inc.* (IT Services)	125	3,848
Symetra Financial Corp. (Insurance)	250	7,942
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	125	10,042
Synchronoss Technologies, Inc.* (Software)	125	4,404
Synergy Pharmaceuticals, Inc.* (Biotechnology)	350	1,985
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	350	2,982
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	100	8,992
Synta Pharmaceuticals Corp.* (Biotechnology)	500	176
Syntel, Inc.* (IT Services)	100	4,525
Take-Two Interactive Software, Inc.* (Software)	275	9,580
TAL International Group, Inc. (Trading Companies & Distributors)	125	1,988
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	275	1,713
Talmer Bancorp, Inc.—Class A (Banks)	200	3,622
Tangoe, Inc.* (Software)	150	1,259
TASER International, Inc.* (Aerospace & Defense)	175	3,026
Taylor Morrison Home Corp.*—Class A (Household Durables)	125	2,000
Team Health Holdings, Inc.* (Health Care Providers & Services)	225	9,874
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	125	8,297
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	325	2,236
TeleCommunication Systems, Inc.*—Class A (Software)	325	1,615
Teledyne Technologies, Inc.* (Aerospace & Defense)	100	8,869
Telenav, Inc.* (Software)	150	854
Teligent, Inc.* (Pharmaceuticals)	225	2,003
Tenneco, Inc.* (Auto Components)	175	8,033
Terreno Realty Corp. (Real Estate Investment Trusts)	150	3,393
TESARO, Inc.* (Biotechnology)	75	3,924
Tesco Corp. (Energy Equipment & Services)	175	1,267
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	175	5,252
Tetra Tech, Inc. (Commercial Services & Supplies)	200	5,204
TETRA Technologies, Inc.* (Energy Equipment & Services)	325	2,444
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	125	1,254
Texas Capital Bancshares, Inc.* (Banks)	150	7,412
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	225	8,047
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	75	1,058
TG Therapeutics, Inc.* (Biotechnology)	125	1,491
The Advisory Board Co.* (Professional Services)	125	6,200
The Andersons, Inc. (Food & Staples Retailing)	100	3,163
The Bancorp, Inc.* (Banks)	150	956
The Brink’s Co. (Commercial Services & Supplies)	150	4,329
The Buckle, Inc. (Specialty Retail)	100	3,078
The Cato Corp.—Class A (Specialty Retail)	100	3,682
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	150	6,916
The E.W. Scripps Co.—Class A (Media)	200	3,800

See accompanying notes to financial statements.

38 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
The Empire District Electric Co. (Electric Utilities)	150	$4,211
The Ensign Group, Inc. (Health Care Providers & Services)	150	3,395
The Finish Line, Inc.—Class A (Specialty Retail)	150	2,712
The Fresh Market, Inc.* (Food & Staples Retailing)	150	3,513
The GEO Group, Inc. (Real Estate Investment Trusts)	225	6,505
The Greenbrier Cos., Inc. (Machinery)	100	3,262
The Hackett Group, Inc. (IT Services)	125	2,009
The KEYW Holding Corp.* (Aerospace & Defense)	150	903
The Laclede Group, Inc. (Gas Utilities)	125	7,426
The Medicines Co.* (Pharmaceuticals)	200	7,467
The Men’s Wearhouse, Inc. (Specialty Retail)	150	2,202
The New York Times Co.—Class A (Media)	450	6,039
The Pep Boys—Manny, Moe & Jack* (Specialty Retail)	200	3,682
The Rubicon Project, Inc.* (Software)	100	1,645
The Spectranetics Corp.* (Health Care Equipment & Supplies)	150	2,259
The St Joe Co.* (Real Estate Management & Development)	225	4,165
TherapeuticsMD, Inc.* (Pharmaceuticals)	450	4,667
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	2,049
Theravance, Inc. (Pharmaceuticals)	275	2,899
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	2,115
Third Point Reinsurance, Ltd.* (Insurance)	275	3,688
Threshold Pharmaceuticals, Inc.* (Biotechnology)	325	156
Tidewater, Inc. (Energy Equipment & Services)	150	1,044
Tile Shop Holdings, Inc.* (Specialty Retail)	125	2,050
Time, Inc. (Media)	350	5,485
TimkenSteel Corp. (Metals & Mining)	125	1,048
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	175	1,075
Titan International, Inc. (Machinery)	175	690
TiVo, Inc.* (Software)	325	2,805
TowneBank (Banks)	175	3,652
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	200	278
TransEnterix, Inc.* (Health Care Equipment & Supplies)	300	744
Travelport Worldwide, Ltd. (IT Services)	350	4,515
Tredegar Corp. (Chemicals)	100	1,362
TreeHouse Foods, Inc.* (Food Products)	125	9,807
Trevena, Inc.* (Biotechnology)	175	1,838
Trex Co., Inc.* (Building Products)	100	3,804
TRI Pointe Group, Inc.* (Household Durables)	500	6,335
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	250	193
Tribune Publishing Co. (Media)	125	1,153
TriCo Bancshares (Banks)	100	2,744
TriMas Corp.* (Machinery)	150	2,798
TriNet Group, Inc.* (Professional Services)	150	2,903
Triple-S Management Corp.* (Health Care Providers & Services)	100	2,391
Tronox, Ltd. (Chemicals)	225	880
Trovagene, Inc.* (Biotechnology)	125	675
TrueBlue, Inc.* (Professional Services)	150	3,864
TrueCar, Inc.* (Internet Software & Services)	200	1,908
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	2,149
Trustmark Corp. (Banks)	225	5,184
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	225	1,465
Tuesday Morning Corp.* (Multiline Retail)	175	1,138
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	200	3,326
Tutor Perini Corp.* (Construction & Engineering)	125	2,093
Tyler Technologies, Inc.* (Software)	100	17,431
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	175	3,277
Ubiquiti Networks, Inc.* (Communications Equipment)	100	3,169
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	175	896
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	475	1,188
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	100	11,217
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	100	1,982
UMB Financial Corp. (Banks)	125	5,819
UMH Properties, Inc. (Real Estate Investment Trusts)	125	1,265
Umpqua Holdings Corp. (Banks)	675	10,732
Unilife Corp.* (Health Care Equipment & Supplies)	600	297
Union Bankshares Corp. (Banks)	150	3,786
Unisys Corp.* (IT Services)	175	1,934
Unit Corp.* (Energy Equipment & Services)	175	2,135
United Bankshares, Inc. (Banks)	225	8,322
United Community Banks, Inc. (Banks)	175	3,411
United Community Financial Corp. (Thrifts & Mortgage Finance)	250	1,475
United Development Funding IV (Real Estate Investment Trusts)	125	1,375
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,254
United Natural Foods, Inc.* (Food & Staples Retailing)	150	5,904
Universal American Corp. (Health Care Providers & Services)	200	1,400
Universal Corp. (Tobacco)	75	4,206
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	125	6,805
Universal Insurance Holdings, Inc. (Insurance)	125	2,898
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	625	663
Urban Edge Properties (Real Estate Investment Trusts)	275	6,449
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	100	1,924
UTi Worldwide, Inc.* (Air Freight & Logistics)	325	2,285
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	100	12,798
Valley National Bancorp (Banks)	725	7,141
Vanda Pharmaceuticals, Inc.* (Biotechnology)	175	1,629
VASCO Data Security International, Inc.* (Software)	100	1,673
Vector Group, Ltd. (Tobacco)	250	5,898
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,570
Verastem, Inc.* (Biotechnology)	175	326
Verint Systems, Inc.* (Software)	175	7,098
Versartis, Inc.* (Biotechnology)	100	1,239
ViaSat, Inc.* (Communications Equipment)	125	7,625
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	500	450

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 39

Common Stocks, continued

	Shares	Value
Virgin America, Inc.* (Airlines)	100	$3,601
VirnetX Holding Corp.* (Software)	275	707
Virtusa Corp.* (IT Services)	100	4,134
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	450	5,423
Vitamin Shoppe, Inc.* (Specialty Retail)	100	3,270
VIVUS, Inc.* (Pharmaceuticals)	550	561
Vocera Communications, Inc.* (Health Care Technology)	125	1,525
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	3,731
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	200	462
Wabash National Corp.* (Machinery)	250	2,958
WageWorks, Inc.* (Professional Services)	125	5,671
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	100	2,881
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	125	1,778
Washington Federal, Inc. (Thrifts & Mortgage Finance)	300	7,148
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	225	6,089
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	125	1,763
Watts Water Technologies, Inc.—Class A (Machinery)	100	4,967
Wausau Paper Corp. (Paper & Forest Products)	175	1,790
Web.com Group, Inc.* (Internet Software & Services)	150	3,002
WebMD Health Corp.* (Internet Software & Services)	125	6,037
Webster Financial Corp. (Banks)	275	10,226
Weight Watchers International, Inc.* (Diversified Consumer Services)	200	4,560
WellCare Health Plans, Inc.* (Health Care Providers & Services)	125	9,775
Werner Enterprises, Inc. (Road & Rail)	150	3,509
WesBanco, Inc. (Banks)	125	3,753
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	225	2,693
West Corp. (Commercial Services & Supplies)	175	3,775
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	225	13,549
Westamerica Bancorp (Banks)	75	3,506
Western Alliance Bancorp* (Banks)	250	8,964
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	150	1,533
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	225	8,014
WGL Holdings, Inc. (Gas Utilities)	150	9,449
Whitestone REIT (Real Estate Investment Trusts)	100	1,201
Wilshire Bancorp, Inc. (Banks)	250	2,888
Windstream Holdings, Inc. (Diversified Telecommunication Services)	375	2,415
Winnebago Industries, Inc. (Automobiles)	100	1,990
Wintrust Financial Corp. (Banks)	150	7,278
WisdomTree Investments, Inc. (Capital Markets)	350	5,488
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	325	5,430
Woodward, Inc. (Machinery)	200	9,931
World Wrestling Entertainment, Inc.—Class A (Media)	125	2,230
Worthington Industries, Inc. (Metals & Mining)	150	4,521
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	125	3,023
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	3,236
Xcerra Corp.* (Semiconductors & S emiconductor Equipment)	225	1,361
Xencor, Inc.* (Biotechnology)	100	1,462
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	350	5,366
XenoPort, Inc.* (Pharmaceuticals)	275	1,510
XO Group, Inc.* (Internet Software & Services)	125	2,008
XOMA Corp.* (Biotechnology)	400	532
XPO Logistics, Inc.* (Air Freight & Logistics)	225	6,130
Xura, Inc.* (Software)	100	2,458
Yadkin Financial Corp. (Banks)	100	2,517
YRC Worldwide, Inc.* (Road & Rail)	150	2,127
ZAGG, Inc.* (Household Durables)	150	1,641
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	175	4,993
Zendesk, Inc.* (Software)	175	4,627
ZIOPHARM Oncology, Inc.* (Biotechnology)	225	1,870
Zix Corp.* (Software)	450	2,286
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	100	2,798
Zogenix, Inc.* (Pharmaceuticals)	100	1,474
Zumiez, Inc.* (Specialty Retail)	200	3,024
TOTAL COMMON STOCKS (Cost $4,074,517)		4,709,510

Contingent Rights(NM)
Chelsea Therapeutics International, Ltd.*+(b) (Biotechnology)	493	—
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	390	983
Trius Therapeutics, Inc.*+^(b) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		983

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	95	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(d)(e) (63.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $8,060,184	$8,060,000	$8,060,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,060,000)		8,060,000
TOTAL INVESTMENT SECURITIES (Cost $12,135,500)—101.0%		12,770,493
Net other assets (liabilities)—(1.0)%		(104,232)
NET ASSETS—100.0%		$12,666,261

See accompanying notes to financial statements.

40 :: ProFund VP Small-Cap :: Financial Statements

+                             These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2015, these securities represented 0.008% of the net assets of the Fund.

*                             Non-income producing security.

^                              The Advisor has deemed these securities to be illiquid. As of December 31, 2015, these securities represented 0.008% of the net assets of the Fund.

(a)                     Number of shares is less than 0.50.

(b)                     Rights entitle the Fund to cash based on certain commercial sales milestones.

(c)                      Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $999,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	3/21/16	$339,120	$(2,045)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	1/27/16	0.29%	$4,277,129	$(43,494)
Russell 2000 Index	UBS AG	1/27/16	0.24%	3,338,933	(34,071)
				$7,616,062	$(77,565)

^                              Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Small-Cap invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$61,150	0.5%
Air Freight & Logistics	24,506	0.2%
Airlines	13,898	0.1%
Auto Components	48,580	0.4%
Automobiles	1,990	NM
Banks	416,156	3.3%
Beverages	738	NM
Biotechnology	304,665	2.4%
Building Products	41,565	0.3%
Capital Markets	54,376	0.4%
Chemicals	75,842	0.7%
Commercial Services & Supplies	93,395	0.8%
Communications Equipment	83,629	0.7%
Construction & Engineering	40,709	0.3%
Construction Materials	6,222	NM
Consumer Finance	21,614	0.2%
Containers & Packaging	17,076	0.1%
Distributors	16,243	0.1%
Diversified Consumer Services	54,625	0.4%
Diversified Financial Services	21,483	0.2%
Diversified Telecommunication Services	36,730	0.3%
Electric Utilities	61,848	0.5%
Electrical Equipment	30,434	0.2%
Electronic Equipment, Instruments & Components	125,756	1.0%
Energy Equipment & Services	40,376	0.3%
Food & Staples Retailing	37,756	0.3%
Food Products	64,960	0.6%
Gas Utilities	67,601	0.4%
Health Care Equipment & Supplies	170,768	1.4%
Health Care Providers & Services	118,010	0.9%
Health Care Technology	29,694	0.2%
Hotels, Restaurants & Leisure	139,522	1.1%
Household Durables	51,310	0.4%
Household Products	6,109	NM
Independent Power and Renewable Electricity Producers	22,517	0.2%
Industrial Conglomerates	1,950	NM
Insurance	106,359	0.8%
Internet & Catalog Retail	21,161	0.2%
Internet Software & Services	120,273	0.9%
IT Services	136,122	1.0%
Leisure Products	11,550	0.1%
Life Sciences Tools & Services	33,338	0.3%
Machinery	113,557	1.0%
Marine	8,941	0.1%
Media	85,811	0.7%
Metals & Mining	32,235	0.2%
Multiline Retail	19,990	0.2%
Multi-Utilities	22,176	0.2%
Oil, Gas & Consumable Fuels	96,150	0.7%
Paper & Forest Products	26,263	0.2%
Personal Products	1,238	NM
Pharmaceuticals	97,216	0.8%
Professional Services	67,565	0.5%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 41

	Value	% of Net Assets
Real Estate Investment Trusts	$469,307	3.8%
Real Estate Management & Development	18,326	0.1%
Road & Rail	25,327	0.2%
Semiconductors & Semiconductor Equipment	190,209	1.5%
Software	237,550	1.8%
Specialty Retail	133,845	1.1%
Technology Hardware, Storage & Peripherals	34,776	0.3%
Textiles, Apparel & Luxury Goods	33,805	0.3%
Thrifts & Mortgage Finance	103,383	0.8%
Tobacco	10,104	0.1%
Trading Companies & Distributors	31,657	0.3%
Transportation Infrastructure	2,693	NM
Water Utilities	9,316	0.1%
Wireless Telecommunication Services	6,447	NM
Other**	7,955,768	62.8%
Total	$12,666,261	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

42 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$12,135,500
Securities, at value	4,710,493
Repurchase agreements, at value	8,060,000
Total Investment Securities, at value	12,770,493
Cash	27,183
Segregated cash balances with brokers	16,800
Segregated cash balances with custodian	938
Dividends and interest receivable	7,661
Receivable for capital shares issued	295
Prepaid expenses	75
TOTAL ASSETS	12,823,445

LIABILITIES:
Payable for capital shares redeemed	36,481
Unrealized loss on swap agreements	77,565
Variation margin on futures contracts	4,380
Advisory fees payable	4,819
Management services fees payable	643
Administration fees payable	388
Administrative services fees payable	6,406
Distribution fees payable	6,582
Transfer agency fees payable	1,055
Fund accounting fees payable	458
Compliance services fees payable	64
Other accrued expenses	18,343
TOTAL LIABILITIES	157,184
NET ASSETS	$12,666,261

NET ASSETS CONSIST OF:
Capital	$12,596,113
Accumulated net investment income (loss)	(1,241)
Accumulated net realized gains (losses) on investments	(483,994)
Net unrealized appreciation (depreciation) on investments	555,383
NET ASSETS	$12,666,261

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	428,204
Net Asset Value (offering and redemption price per share)	$29.58

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$66,287
Interest	4,371
Foreign tax withholding	(24)
TOTAL INVESTMENT INCOME	70,634

EXPENSES:
Advisory fees	115,250
Management services fees	15,367
Administration fees	5,699
Transfer agency fees	8,200
Administrative services fees	36,479
Distribution fees	38,417
Custody fees	4,108
Fund accounting fees	16,347
Trustee fees	385
Compliance services fees	203
Printing fees	15,379
Other fees	19,580
Total Gross Expenses before reductions	275,414
Expenses reduced and reimbursed by the Advisor	(17,252)
TOTAL NET EXPENSES	258,162
NET INVESTMENT INCOME (LOSS)	(187,528)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	32,740
Net realized gains (losses) on futures contracts	70,540
Net realized gains (losses) on swap agreements	(477,934)
Change in net unrealized appreciation/depreciation on investments	(659,167)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,033,821)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,221,349)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 43

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(187,528)	$(155,207)
Net realized gains (losses) on investments	(374,654)	567,819
Change in net unrealized appreciation/depreciation on investments	(659,167)	(1,097,487)
Change in net assets resulting from operations	(1,221,349)	(684,875)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(440,866)	(2,284,608)
Change in net assets resulting from distributions	(440,866)	(2,284,608)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,870,572	42,485,154
Distributions reinvested	440,866	2,284,608
Value of shares redeemed	(37,914,903)	(51,350,519)
Change in net assets resulting from capital transactions	(603,465)	(6,580,757)
Change in net assets	(2,265,680)	(9,550,240)

NET ASSETS:
Beginning of period	14,931,941	24,482,181
End of period	$12,666,261	$14,931,941
Accumulated net investment income (loss)	$(1,241)	$(2,343)

SHARE TRANSACTIONS:
Issued	1,148,941	1,281,137
Reinvested	13,846	74,734
Redeemed	(1,198,915)	(1,506,457)
Change in shares	(36,128)	(150,586)

See accompanying notes to financial statements.

44 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$32.16	$39.81	$29.76	$26.36	$27.94

Investment Activities:
Net investment income (loss)(a)	(0.39)	(0.39)	(0.41)	(0.27)	(0.39)
Net realized and unrealized gains (losses) on investments	(1.50)	0.95 (b)	11.29	4.13	(1.19)
Total income (loss) from investment activities	(1.89)	0.56	10.88	3.86	(1.58)

Distributions to Shareholders From:
Net realized gains on investments	(0.69)	(8.21)	(0.83)	(0.46)	—

Net Asset Value, End of Period	$29.58	$32.16	$39.81	$29.76	$26.36

Total Return	(6.02)%	2.48%	37.18%	14.75%	(5.65)%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.80%	1.81%	1.98%	2.08%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.22)%	(1.12)%	(1.17)%	(0.94)%	(1.40)%

Supplemental Data:
Net assets, end of period (000’s)	$12,666	$14,932	$24,482	$14,917	$7,103
Portfolio turnover rate(c)	57%	16%	31%	29%	202%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     The amount show for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                      Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Dow 30 :: 45

ProFund VP Dow 30 seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -2.97%. For the same period, the Index had a total return of 0.21%(1) and a volatility of 15.45%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from May 1, 2006 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Since Inception
ProFund VP Dow 30	-2.97%	7.47%	4.40%
Dow Jones Industrial Average	0.21%	11.30%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Dow 30	1.52%	1.52%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Information Technology	17%
Financials	17%
Consumer Discretionary	16%
Health Care	12%
Consumer Staples	7%
Energy	7%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                     1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: ProFund VP Dow 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (42.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $1,099,025	$1,099,000	$1,099,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,099,000)		1,099,000
TOTAL INVESTMENT SECURITIES (Cost $1,099,000)—42.0%		1,099,000
Net other assets (liabilities)—58.0%(c)		1,517,073
NET ASSETS—100.0%		$2,616,073

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $270,000.

(c)                      Amount includes $1,533,856 of net capital shares receivable as of December 31, 2015.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	1/27/16	0.99%	$681,282	$(4,093)
Dow Jones Industrial Average	UBS AG	1/27/16	0.74%	1,932,701	(8,540)
				$2,613,983	$(12,633)

^                              Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 47

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$1,099,000
Repurchase agreements, at value	1,099,000
Total Investment Securities, at value	1,099,000
Cash	228
Interest receivable	6
Receivable for capital shares issued	1,535,095
Prepaid expenses	13
TOTAL ASSETS	2,634,342

LIABILITIES:
Payable for capital shares redeemed	1,239
Unrealized loss on swap agreements	12,633
Advisory fees payable	1,307
Management services fees payable	174
Administration fees payable	64
Administrative services fees payable	497
Distribution fees payable	892
Transfer agency fees payable	163
Fund accounting fees payable	75
Compliance services fees payable	10
Other accrued expenses	1,215
TOTAL LIABILITIES	18,269
NET ASSETS	$2,616,073

NET ASSETS CONSIST OF:
Capital	$4,165,121
Accumulated net realized gains (losses) on investments	(1,536,415)
Net unrealized appreciation (depreciation) on investments	(12,633)
NET ASSETS	$2,616,073

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	81,168
Net Asset Value (offering and redemption price per share)	$32.23

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$1,078

EXPENSES:
Advisory fees	18,672
Management services fees	2,489
Administration fees	895
Transfer agency fees	1,290
Administrative services fees	2,337
Distribution fees	6,224
Custody fees	1,980
Fund accounting fees	1,171
Trustee fees	65
Compliance services fees	23
Other fees	2,979
Recoupment of prior expenses reduced by the Advisor	1,163
TOTAL NET EXPENSES	39,288
NET INVESTMENT INCOME (LOSS)	(38,210)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(27,049)
Net realized gains (losses) on swap agreements	(445,072)
Change in net unrealized appreciation/depreciation on investments	15,063
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(457,058)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(495,268)

See accompanying notes to financial statements.

48 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(38,210)	$(73,049)
Net realized gains (losses) on investments	(472,121)	28,571
Change in net unrealized appreciation/depreciation on investments	15,063	(31,478)
Change in net assets resulting from operations	(495,268)	(75,956)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(14,292)	(163,718)
Change in net assets resulting from distributions	(14,292)	(163,718)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	193,579,203	299,414,564
Distributions reinvested	14,292	163,718
Value of shares redeemed	(193,287,523)	(297,164,395)
Change in net assets resulting from capital transactions	305,972	2,413,887
Change in net assets	(203,588)	2,174,213

NET ASSETS:
Beginning of period	2,819,661	645,448
End of period	$2,616,073	$2,819,661

SHARE TRANSACTIONS:
Issued	5,783,969	8,682,442
Reinvested	470	5,131
Redeemed	(5,786,347)	(8,621,854)
Change in shares	(1,908)	65,719

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 49

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$33.94	$37.19	$29.71	$27.81	$26.78

Investment Activities:
Net investment income (loss)(a)	(0.51)	(0.58)	(0.55)	(0.46)	(0.43)
Net realized and unrealized gains (losses) on investments	(0.54)	2.62 (b)	8.03	2.36	1.46
Total income (loss) from investment activities	(1.05)	2.04	7.48	1.90	1.03

Distributions to Shareholders From:
Net realized gains on investments	(0.66)	(5.29)	—	—	—

Net Asset Value, End of Period	$32.23	$33.94	$37.19	$29.71	$27.81

Total Return	(2.97)%	6.38%	25.18%	6.83%	3.85%

Ratios to Average Net Assets:
Gross expenses	1.58%	1.68%	1.70%	1.78%	1.81%
Net expenses	1.58%	1.68%	1.68%	1.68%	1.62%
Net investment income (loss)	(1.54)%	(1.66)%	(1.64)%	(1.58)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$2,616	$2,820	$645	$7,962	$805
Portfolio turnover rate(c)	—	—	—	—	—

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                      Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

50 :: ProFund VP NASDAQ-100 :: Management Discussion of Fund Performance

ProFund VP NASDAQ-100 seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 7.45%. For the same period, the Index had a total return of 9.75%(1) and a volatility of 17.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP NASDAQ-100	7.45%	14.76%	9.83%
NASDAQ-100 Index	9.75%	17.09%	11.82%

Expense Ratios**

Fund	Gross	Net
ProFund VP NASDAQ-100	1.69%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Futures Contracts	17%
Swap Agreements	42%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.6%
Alphabet, Inc.	3.8%
Microsoft Corp.	3.5%
Amazon.com, Inc.	2.5%
Facebook, Inc.	1.9%

NASDAQ-100 Index — Composition

% of Index
Information Technology	55%
Consumer Discretionary	21%
Health Care	15%
Consumer Staples	7%
Industrials	1%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                     1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP NASDAQ-100 :: 51

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (41.6%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,470	$173,034
Adobe Systems, Inc.* (Software)	3,060	287,456
Akamai Technologies, Inc.* (Internet Software & Services)	1,080	56,840
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,380	263,235
Alphabet, Inc.*—Class A (Internet Software & Services)	1,770	1,377,078
Alphabet, Inc.*—Class C (Internet Software & Services)	2,100	1,593,647
Amazon.com, Inc.* (Internet & Catalog Retail)	2,850	1,926,286
American Airlines Group, Inc. (Airlines)	3,840	162,624
Amgen, Inc. (Biotechnology)	4,620	749,965
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,920	106,214
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,050	3,584,102
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,320	136,664
Autodesk, Inc.* (Software)	1,380	84,083
Automatic Data Processing, Inc. (IT Services)	2,820	238,910
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,680	243,852
Baidu, Inc.*ADR (Internet Software & Services)	1,680	317,587
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,020	49,215
Biogen, Inc.* (Biotechnology)	1,350	413,573
BioMarin Pharmaceutical, Inc.* (Biotechnology)	990	103,712
CA, Inc. (Software)	2,670	76,255
Celgene Corp.* (Biotechnology)	4,800	574,848
Cerner Corp.* (Health Care Technology)	2,100	126,357
Charter Communications, Inc.*—Class A (Media)	690	126,339
Check Point Software Technologies, Ltd.* (Software)	1,110	90,332
Cisco Systems, Inc. (Communications Equipment)	31,020	842,348
Citrix Systems, Inc.* (Software)	930	70,355
Cognizant Technology Solutions Corp.* (IT Services)	3,720	223,274
Comcast Corp.—Class A (Media)	14,910	841,371
Costco Wholesale Corp. (Food & Staples Retailing)	2,670	431,205
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	1,920	88,954
Discovery Communications, Inc.*—Class A (Media)	900	24,012
Discovery Communications, Inc.*—Class C (Media)	1,680	42,370
DISH Network Corp.*—Class A (Media)	1,380	78,908
Dollar Tree, Inc.* (Multiline Retail)	1,440	111,197
eBay, Inc.* (Internet Software & Services)	7,320	201,154
Electronic Arts, Inc.* (Software)	1,890	129,881
Endo International PLC* (Pharmaceuticals)	1,380	84,484
Expedia, Inc. (Internet & Catalog Retail)	720	89,496
Express Scripts Holding Co.* (Health Care Providers & Services)	4,140	361,877
Facebook, Inc.*—Class A (Internet Software & Services)	13,860	1,450,588
Fastenal Co. (Trading Companies & Distributors)	1,770	72,251
Fiserv, Inc.* (IT Services)	1,410	128,959
Gilead Sciences, Inc. (Biotechnology)	8,790	889,460
Henry Schein, Inc.* (Health Care Providers & Services)	510	80,677
Illumina, Inc.* (Life Sciences Tools & Services)	900	172,751
Incyte Corp.* (Biotechnology)	1,140	123,633
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,830	993,194
Intuit, Inc. (Software)	1,620	156,330
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	240	131,078
JD.com, Inc.*ADR (Internet & Catalog Retail)	5,340	172,295
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	960	66,576
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	960	76,243
Liberty Global PLC*—Class A (Media)	1,530	64,811
Liberty Global PLC*—Class C (Media)	3,600	146,772
Liberty Interactive Corp.* (Internet & Catalog Retail)	2,850	77,862
Liberty Media Corp.* (Media)	630	24,728
Liberty Media Corp.*—Class C (Media)	1,350	51,408
Liberty Ventures* (Internet & Catalog Retail)	810	36,539
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,470	62,431
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,560	104,582
Mattel, Inc. (Leisure Products)	2,070	56,242
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,740	66,120
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,630	93,881
Microsoft Corp. (Software)	48,780	2,706,314
Mondelez International, Inc.—Class A (Food Products)	9,720	435,845
Monster Beverage Corp.* (Beverages)	1,230	183,221
Mylan N.V.* (Pharmaceuticals)	3,000	162,210
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,800	47,754
Netflix, Inc.* (Internet & Catalog Retail)	2,610	298,532
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,410	82,626
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,300	108,768
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	1,530	128,903
O’Reilly Automotive, Inc.* (Specialty Retail)	600	152,052
PACCAR, Inc. (Machinery)	2,160	102,384
Paychex, Inc. (IT Services)	2,190	115,829
PayPal Holdings, Inc.* (IT Services)	7,470	270,415
QUALCOMM, Inc. (Communications Equipment)	9,180	458,862
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	342,008
Ross Stores, Inc. (Specialty Retail)	2,490	133,987
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	1,230	93,468
SBA Communications Corp.*—Class A (Wireless Telecommunication Services)	780	81,955
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,830	67,088

See accompanying notes to financial statements.

52 :: ProFund VP NASDAQ-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Sirius XM Holdings, Inc.* (Media)	31,830	$129,548
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,170	89,891
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,060	543,872
Stericycle, Inc.* (Commercial Services & Supplies)	510	61,506
Symantec Corp. (Software)	4,140	86,940
Tesla Motors, Inc.* (Automobiles)	810	194,408
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,210	340,370
The Kraft Heinz Co. (Food Products)	7,410	539,151
The Priceline Group, Inc.* (Internet & Catalog Retail)	300	382,484
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,980	194,817
Tractor Supply Co. (Specialty Retail)	810	69,255
TripAdvisor, Inc.* (Internet & Catalog Retail)	810	69,053
Twenty-First Century Fox, Inc.—Class A (Media)	7,140	193,922
Twenty-First Century Fox, Inc.—Class B (Media)	4,890	133,155
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	72,150
Verisk Analytics, Inc.*—Class A (Professional Services)	1,020	78,418
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,500	188,745
Viacom, Inc.—Class B (Media)	2,130	87,671
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,430	78,392
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,390	544,141
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,410	84,671
Whole Foods Market, Inc. (Food & Staples Retailing)	2,070	69,345
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,560	73,273
Yahoo!, Inc.* (Internet Software & Services)	5,760	191,578
TOTAL COMMON STOCKS (Cost $11,004,528)		32,251,482

Repurchase Agreements(a)(b) (59.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $45,673,045	$45,672,000	$45,672,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,672,000)		45,672,000
TOTAL INVESTMENT SECURITIES (Cost $56,676,528)—100.6%		77,923,482
Net other assets (liabilities)—(0.6)%		(469,430)
NET ASSETS—100.0%		$77,454,052

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $4,305,000.

ADR                American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	142	3/21/16	$13,023,530	$(69,136)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/16	0.89%	$18,379,712	$(59,919)
NASDAQ-100 Index	UBS AG	1/27/16	0.74%	14,107,057	(88,833)
				$32,486,769	$(148,752)

^                              Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 53

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Airlines	$162,624	0.2%
Automobiles	194,408	0.3%
Beverages	183,221	0.2%
Biotechnology	3,649,179	4.7%
Commercial Services & Supplies	61,506	0.1%
Communications Equipment	1,301,210	1.7%
Food & Staples Retailing	1,044,691	1.3%
Food Products	974,996	1.3%
Health Care Equipment & Supplies	131,078	0.2%
Health Care Providers & Services	442,554	0.6%
Health Care Technology	126,357	0.2%
Hotels, Restaurants & Leisure	731,080	0.9%
Internet & Catalog Retail	3,141,501	4.1%
Internet Software & Services	5,188,472	6.6%
IT Services	977,387	1.3%
Leisure Products	56,242	0.1%
Life Sciences Tools & Services	172,751	0.2%
Machinery	102,384	0.1%
Media	1,945,015	2.5%
Multiline Retail	111,197	0.1%
Pharmaceuticals	246,694	0.3%
Professional Services	78,418	0.1%
Semiconductors & Semiconductor Equipment	2,586,380	3.3%
Software	3,860,980	5.0%
Specialty Retail	476,659	0.6%
Technology Hardware, Storage & Peripherals	3,877,083	5.0%
Trading Companies & Distributors	72,251	0.1%
Wireless Telecommunication Services	355,164	0.5%
Other**	45,202,570	58.4%
Total	$77,454,052	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

54 :: ProFund VP NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$56,676,528
Securities, at value	32,251,482
Repurchase agreements, at value	45,672,000
Total Investment Securities, at value	77,923,482
Cash	29
Segregated cash balances with brokers	685,860
Dividends and interest receivable	13,911
Receivable for capital shares issued	283,887
Prepaid expenses	291
TOTAL ASSETS	78,907,460

LIABILITIES:
Payable for capital shares redeemed	930,230
Unrealized loss on swap agreements	148,752
Variation margin on futures contracts	169,690
Advisory fees payable	35,823
Management services fees payable	4,776
Administration fees payable	2,545
Administrative services fees payable	35,343
Distribution fees payable	35,572
Trustee fees payable	9
Transfer agency fees payable	7,271
Fund accounting fees payable	3,001
Compliance services fees payable	368
Other accrued expenses	80,028
TOTAL LIABILITIES	1,453,408
NET ASSETS	$77,454,052

NET ASSETS CONSIST OF:
Capital	$56,069,519
Accumulated net investment income (loss)	4,855
Accumulated net realized gains (losses) on investments	350,612
Net unrealized appreciation (depreciation) on investments	21,029,066
NET ASSETS	$77,454,052

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,378,885
Net Asset Value (offering and redemption price per share)	$32.56

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$453,873
Interest	17,385
TOTAL INVESTMENT INCOME	471,258

EXPENSES:
Advisory fees	509,647
Management services fees	67,952
Administration fees	25,149
Transfer agency fees	36,468
Administrative services fees	187,693
Distribution fees	169,882
Custody fees	10,395
Fund accounting fees	33,341
Trustee fees	1,593
Compliance services fees	813
Printing fees	65,832
Other fees	72,866
Total Gross Expenses before reductions	1,181,631
Expenses reduced and reimbursed by the Advisor	(40,022)
TOTAL NET EXPENSES	1,141,609
NET INVESTMENT INCOME (LOSS)	(670,351)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,528,501
Net realized gains (losses) on futures contracts	1,277,621
Net realized gains (losses) on swap agreements	204,281
Change in net unrealized appreciation/depreciation on investments	1,434,196
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,444,599

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,774,248

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 55

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(670,351)	$(595,919)
Net realized gains (losses) on investments	3,010,403	7,954,701
Change in net unrealized appreciation/depreciation on investments	1,434,196	2,525,545
Change in net assets resulting from operations	3,774,248	9,884,327

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(7,054,775)	(2,060,179)
Change in net assets resulting from distributions	(7,054,775)	(2,060,179)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	457,444,852	374,151,025
Distributions reinvested	7,054,775	2,060,179
Value of shares redeemed	(470,672,480)	(359,517,040)
Change in net assets resulting from capital transactions	(6,172,853)	16,694,164
Change in net assets	(9,453,380)	24,518,312

NET ASSETS:
Beginning of period	86,907,432	62,389,120
End of period	$77,454,052	$86,907,432
Accumulated net investment income (loss)	$4,855	$2,943

SHARE TRANSACTIONS:
Issued	14,009,461	11,739,991
Reinvested	224,317	67,948
Redeemed	(14,380,867)	(11,328,587)
Change in shares	(147,089)	479,352

See accompanying notes to financial statements.

56 :: ProFund VP NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$34.41	$30.48	$22.70	$19.53	$19.25

Investment Activities:
Net investment income (loss)(a)	(0.33)	(0.30)	(0.23)	(0.21)	(0.24)
Net realized and unrealized gains (losses) on investments	2.74	5.33	8.01	3.38	0.52
Total income (loss) from investment activities	2.41	5.03	7.78	3.17	0.28

Distributions to Shareholders From:
Net realized gains on investments	(4.26)	(1.10)	—	—	—

Net Asset Value, End of Period	$32.56	$34.41	$30.48	$22.70	$19.53

Total Return	7.45%	17.01%	34.27%	16.23%	1.45%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.74%	1.74%	1.82%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.99)%	(0.94)%	(0.89)%	(0.93)%	(1.21)%

Supplemental Data:
Net assets, end of period (000’s)	$77,454	$86,907	$62,389	$43,094	$45,180
Portfolio turnover rate(b)	9%	6%	11%	7%	38%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Large-Cap Value :: 57

ProFund VP Large-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -4.73%. For the same period, the Index had a total return of -3.13%(1) and a volatility of 15.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Large-Cap Value	-4.73%	9.27%	4.04%
S&P 500 Value Index	-3.13%	10.96%	5.80%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Value	1.68%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.7%
Wells Fargo & Co.	2.9%
Berkshire Hathaway, Inc.	2.8%
JPMorgan Chase & Co.	2.8%
The Procter & Gamble Co.	2.5%

S&P 500 Value Index — Composition

% of Index
Financials	27%
Health Care	12%
Energy	12%
Industrials	11%
Consumer Staples	10%
Information Technology	8%
Consumer Discretionary	7%
Utilities	6%
Telecommunication Services	4%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                     1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: ProFund VP Large-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	553	$83,304
Abbott Laboratories (Health Care Equipment & Supplies)	1,817	81,601
AbbVie, Inc. (Biotechnology)	1,580	93,600
ACE, Ltd. (Insurance)	711	83,080
Affiliated Managers Group, Inc.* (Capital Markets)	79	12,621
Aflac, Inc. (Insurance)	869	52,053
Agilent Technologies, Inc. (Life Sciences Tools & Services)	474	19,818
AGL Resources, Inc. (Gas Utilities)	79	5,041
Air Products & Chemicals, Inc. (Chemicals)	237	30,836
Alcoa, Inc. (Metals & Mining)	2,765	27,291
Ameren Corp. (Multi-Utilities)	474	20,491
American Airlines Group, Inc. (Airlines)	1,343	56,876
American Electric Power Co., Inc. (Electric Utilities)	1,027	59,843
American Express Co. (Consumer Finance)	1,738	120,877
American International Group, Inc. (Insurance)	2,607	161,555
Ameriprise Financial, Inc. (Capital Markets)	158	16,814
Amgen, Inc. (Biotechnology)	474	76,944
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	632	30,703
Anthem, Inc. (Health Care Providers & Services)	553	77,110
Aon PLC (Insurance)	237	21,854
Apache Corp. (Oil, Gas & Consumable Fuels)	474	21,079
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	158	6,325
Archer-Daniels-Midland Co. (Food Products)	1,264	46,364
Assurant, Inc. (Insurance)	79	6,363
AT&T, Inc. (Diversified Telecommunication Services)	12,956	445,815
Autodesk, Inc.* (Software)	158	9,627
Automatic Data Processing, Inc. (IT Services)	395	33,464
AutoNation, Inc.* (Specialty Retail)	158	9,426
Baker Hughes, Inc. (Energy Equipment & Services)	948	43,750
Ball Corp. (Containers & Packaging)	158	11,491
Bank of America Corp. (Banks)	21,962	369,620
Baxalta, Inc. (Biotechnology)	474	18,500
Baxter International, Inc. (Health Care Equipment & Supplies)	1,185	45,208
BB&T Corp. (Banks)	1,659	62,727
Bed Bath & Beyond, Inc.* (Specialty Retail)	316	15,247
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,950	521,558
Best Buy Co., Inc. (Specialty Retail)	632	19,245
BlackRock, Inc. (Capital Markets)	79	26,901
BorgWarner, Inc. (Auto Components)	474	20,491
Boston Properties, Inc. (Real Estate Investment Trusts)	79	10,076
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,422	97,819
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	158	9,799
CA, Inc. (Software)	632	18,050
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	474	8,385
Capital One Financial Corp. (Consumer Finance)	1,106	79,831
Cardinal Health, Inc. (Health Care Providers & Services)	711	63,471
CarMax, Inc.* (Specialty Retail)	158	8,527
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	948	51,647
Caterpillar, Inc. (Machinery)	1,264	85,901
CBS Corp.—Class B (Media)	395	18,616
CenterPoint Energy, Inc. (Multi-Utilities)	869	15,955
CenturyLink, Inc. (Diversified Telecommunication Services)	1,185	29,815
CF Industries Holdings, Inc. (Chemicals)	474	19,344
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,106	4,977
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,950	355,342
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	79	7,061
Cincinnati Financial Corp. (Insurance)	158	9,349
Cisco Systems, Inc. (Communications Equipment)	6,320	171,620
Citigroup, Inc. (Banks)	6,241	322,972
CME Group, Inc. (Diversified Financial Services)	316	28,630
CMS Energy Corp. (Multi-Utilities)	553	19,952
Coach, Inc. (Textiles, Apparel & Luxury Goods)	553	18,100
Coca-Cola Enterprises, Inc. (Beverages)	158	7,780
Colgate-Palmolive Co. (Household Products)	869	57,893
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	790	15,800
Comcast Corp.—Class A (Media)	1,896	106,991
Comerica, Inc. (Banks)	395	16,523
ConAgra Foods, Inc. (Food Products)	395	16,653
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,607	121,721
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	474	3,745
Consolidated Edison, Inc. (Multi-Utilities)	632	40,619
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,528	46,212
Costco Wholesale Corp. (Food & Staples Retailing)	553	89,310
CSRA, Inc. (IT Services)	158	4,740
CSX Corp. (Road & Rail)	2,054	53,301
Cummins, Inc. (Machinery)	316	27,811
CVS Health Corp. (Food & Staples Retailing)	1,264	123,581
Danaher Corp. (Industrial Conglomerates)	395	36,688
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	237	15,083
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	79	5,507
Deere & Co. (Machinery)	632	48,203
Delta Air Lines, Inc. (Airlines)	1,659	84,095
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	158	9,614
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	395	12,640
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	158	3,334
Discover Financial Services (Consumer Finance)	869	46,596
Dollar General Corp. (Multiline Retail)	316	22,711
Dominion Resources, Inc. (Multi-Utilities)	711	48,092
Dover Corp. (Machinery)	316	19,374

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 59

Common Stocks, continued

	Shares		Value
DTE Energy Co. (Multi-Utilities)	395		$31,675
Duke Energy Corp. (Electric Utilities)	1,422		101,518
E.I. du Pont de Nemours & Co. (Chemicals)	1,027		68,399
Eastman Chemical Co. (Chemicals)	316		21,333
Eaton Corp. PLC (Electrical Equipment)	948		49,334
Edison International (Electric Utilities)	711		42,098
Eli Lilly & Co. (Pharmaceuticals)	790		66,565
EMC Corp. (Technology Hardware, Storage & Peripherals)	4,108		105,493
Emerson Electric Co. (Electrical Equipment)	1,343		64,236
Endo International PLC* (Pharmaceuticals)	316		19,346
Ensco PLCADR—Class A (Energy Equipment & Services)	474		7,295
Entergy Corp. (Electric Utilities)	395		27,002
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	553		39,147
EQT Corp. (Oil, Gas & Consumable Fuels)	316		16,473
Eversource Energy (Electric Utilities)	632		32,276
Exelon Corp. (Electric Utilities)	1,975		54,846
Expeditors International of Washington, Inc. (Air Freight & Logistics)	158		7,126
Express Scripts Holding Co.* (Health Care Providers & Services)	1,422		124,296
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,769		683,544
F5 Networks, Inc.* (Communications Equipment)	79		7,660
Fastenal Co. (Trading Companies & Distributors)	237		9,674
FedEx Corp. (Air Freight & Logistics)	553		82,391
Fidelity National Information Services, Inc. (IT Services)	237		14,362
Fifth Third Bancorp (Banks)	1,659		33,346
First Horizon National Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	158		10,426
FirstEnergy Corp. (Electric Utilities)	869		27,573
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	158		4,435
Flowserve Corp. (Machinery)	237		9,973
Fluor Corp. (Construction & Engineering)	316		14,922
FMC Corp. (Chemicals)	316		12,365
FMC Technologies, Inc.* (Energy Equipment & Services)	474		13,751
Ford Motor Co. (Automobiles)	8,216		115,764
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	79		2,888
Franklin Resources, Inc. (Capital Markets)	790		29,088
Freeport-McMoRan, Inc. (Metals & Mining)	2,449		16,580
Frontier Communications Corp. (Diversified Telecommunication Services)	2,449		11,437
GameStop Corp.—Class A (Specialty Retail)	237		6,645
Garmin, Ltd. (Household Durables)	237		8,809
General Dynamics Corp. (Aerospace & Defense)	316		43,406
General Electric Co. (Industrial Conglomerates)	8,927		278,076
General Growth Properties, Inc. (Real Estate Investment Trusts)	474		12,898
General Mills, Inc. (Food Products)	474		27,331
General Motors Co. (Automobiles)	3,002		102,098
Genuine Parts Co. (Distributors)	316		27,141
H & R Block, Inc. (Diversified Consumer Services)	158		5,263
Halliburton Co. (Energy Equipment & Services)	1,817		61,851
Harley-Davidson, Inc. (Automobiles)	395		17,929
Harman International Industries, Inc. (Household Durables)	79		7,443
Harris Corp. (Communications Equipment)	79		6,865
Hartford Financial Services Group, Inc. (Insurance)	869		37,767
HCA Holdings, Inc.* (Health Care Providers & Services)	395		26,714
HCP, Inc. (Real Estate Investment Trusts)	948		36,251
Helmerich & Payne, Inc. (Energy Equipment & Services)	237		12,691
Henry Schein, Inc.* (Health Care Providers & Services)	79		12,497
Hess Corp. (Oil, Gas & Consumable Fuels)	474		22,980
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,659		25,217
Honeywell International, Inc. (Aerospace & Defense)	790		81,819
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	790		12,119
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,792		44,897
Humana, Inc. (Health Care Providers & Services)	158		28,205
Huntington Bancshares, Inc. (Banks)	869		9,611
Illinois Tool Works, Inc. (Machinery)	316		29,287
Ingersoll-Rand PLC (Machinery)	553		30,575
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,846		201,395
International Business Machines Corp. (IT Services)	1,185		163,081
International Paper Co. (Containers & Packaging)	869		32,761
Invesco, Ltd. (Capital Markets)	869		29,094
Iron Mountain, Inc. (Real Estate Investment Trusts)	237		6,401
J.B. Hunt Transport Services, Inc. (Road & Rail)	79		5,795
Jacobs Engineering Group, Inc.* (Construction & Engineering)	237		9,942
Johnson & Johnson (Pharmaceuticals)	3,002		308,365
Johnson Controls, Inc. (Auto Components)	1,343		53,035
JPMorgan Chase & Co. (Banks)	7,742		511,203
Kansas City Southern (Road & Rail)	237		17,697
Kellogg Co. (Food Products)	237		17,128
Keurig Green Mountain, Inc. (Food Products)	237		21,325
KeyCorp (Banks)	1,738		22,924
Kimberly-Clark Corp. (Household Products)	316		40,227
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,871		57,755
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	158		10,957
Kohl’s Corp. (Multiline Retail)	395		18,814
L-3 Communications Holdings, Inc. (Aerospace & Defense)	158		18,883
Legg Mason, Inc. (Capital Markets)	237		9,298
Leggett & Platt, Inc. (Household Durables)	79		3,320
Leucadia National Corp. (Diversified Financial Services)	711		12,364
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	395		21,472
Lincoln National Corp. (Insurance)	553		27,794
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	237		10,065
Lockheed Martin Corp. (Aerospace & Defense)	237		51,465
Loews Corp. (Insurance)	553		21,235

See accompanying notes to financial statements.

60 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
LyondellBasell Industries N.V.—Class A (Chemicals)	316	$27,460
M&T Bank Corp. (Banks)	316	38,293
Macy’s, Inc. (Multiline Retail)	632	22,107
Mallinckrodt PLC* (Pharmaceuticals)	237	17,687
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,422	17,903
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,106	57,335
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	158	10,613
Marsh & McLennan Cos., Inc. (Insurance)	553	30,664
Mattel, Inc. (Leisure Products)	711	19,318
McCormick & Co., Inc. (Food Products)	79	6,759
McDonald’s Corp. (Hotels, Restaurants & Leisure)	632	74,665
McKesson Corp. (Health Care Providers & Services)	474	93,487
Mead Johnson Nutrition Co.—Class A (Food Products)	237	18,711
Medtronic PLC (Health Care Equipment & Supplies)	1,264	97,228
Merck & Co., Inc. (Pharmaceuticals)	5,846	308,786
MetLife, Inc. (Insurance)	2,370	114,257
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	158	6,329
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,185	16,780
Molson Coors Brewing Co.—Class B (Beverages)	158	14,839
Monsanto Co. (Chemicals)	474	46,698
Morgan Stanley (Capital Markets)	1,659	52,773
Motorola Solutions, Inc. (Communications Equipment)	158	10,815
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	316	7,094
Mylan N.V.* (Pharmaceuticals)	474	25,629
National Oilwell Varco, Inc. (Energy Equipment & Services)	790	26,457
Navient Corp. (Consumer Finance)	790	9,046
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	632	16,767
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	158	5,144
Newmont Mining Corp. (Metals & Mining)	1,106	19,897
News Corp.—Class A (Media)	790	10,554
News Corp.—Class B (Media)	237	3,309
NextEra Energy, Inc. (Electric Utilities)	948	98,488
Nielsen Holdings PLC (Professional Services)	237	11,044
NiSource, Inc. (Multi-Utilities)	632	12,330
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	869	28,616
Nordstrom, Inc. (Multiline Retail)	316	15,740
Norfolk Southern Corp. (Road & Rail)	632	53,461
Northern Trust Corp. (Capital Markets)	158	11,390
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	632	7,439
Nucor Corp. (Metals & Mining)	711	28,653
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	948	64,094
Omnicom Group, Inc. (Media)	237	17,931
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	474	11,689
Oracle Corp. (Software)	3,397	124,092
Owens-Illinois, Inc.* (Containers & Packaging)	316	5,505
PACCAR, Inc. (Machinery)	711	33,701
Parker-Hannifin Corp. (Machinery)	316	30,646
Patterson Cos., Inc. (Health Care Providers & Services)	79	3,572
Pentair PLC (Machinery)	158	7,826
People’s United Financial, Inc. (Banks)	632	10,207
Pepco Holdings, Inc. (Electric Utilities)	553	14,384
PepsiCo, Inc. (Beverages)	1,343	134,193
Perrigo Co. PLC (Pharmaceuticals)	158	22,863
Pfizer, Inc. (Pharmaceuticals)	6,241	201,459
PG&E Corp. (Multi-Utilities)	1,027	54,625
Philip Morris International, Inc. (Tobacco)	1,501	131,953
Phillips 66 (Oil, Gas & Consumable Fuels)	1,027	84,009
Pinnacle West Capital Corp. (Electric Utilities)	237	15,282
Pitney Bowes, Inc. (Commercial Services & Supplies)	395	8,157
PNC Financial Services Group, Inc. (Banks)	1,106	105,413
PPG Industries, Inc. (Chemicals)	237	23,420
PPL Corp. (Electric Utilities)	1,422	48,533
Praxair, Inc. (Chemicals)	316	32,358
Precision Castparts Corp. (Aerospace & Defense)	79	18,329
Principal Financial Group, Inc. (Insurance)	553	24,874
Prudential Financial, Inc. (Insurance)	948	77,177
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,027	39,735
PulteGroup, Inc. (Household Durables)	632	11,262
PVH Corp. (Textiles, Apparel & Luxury Goods)	158	11,637
QUALCOMM, Inc. (Communications Equipment)	3,160	157,953
Quanta Services, Inc.* (Construction & Engineering)	316	6,399
Quest Diagnostics, Inc. (Health Care Providers & Services)	316	22,480
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	158	17,614
Range Resources Corp. (Oil, Gas & Consumable Fuels)	395	9,721
Raytheon Co. (Aerospace & Defense)	316	39,351
Realty Income Corp. (Real Estate Investment Trusts)	158	8,158
Regions Financial Corp. (Banks)	2,765	26,544
Republic Services, Inc. (Commercial Services & Supplies)	237	10,426
Robert Half International, Inc. (Professional Services)	158	7,448
Rockwell Automation, Inc. (Electrical Equipment)	158	16,212
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	158	15,991
Ryder System, Inc. (Road & Rail)	79	4,490
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	237	18,010
SCANA Corp. (Multi-Utilities)	316	19,115
Schlumberger, Ltd. (Energy Equipment & Services)	2,686	187,348
Scripps Networks Interactive, Inc.—Class A (Media)	79	4,362
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	632	23,169
Sealed Air Corp. (Containers & Packaging)	158	7,047
Sempra Energy (Multi-Utilities)	474	44,561
Simon Property Group, Inc. (Real Estate Investment Trusts)	237	46,081
SL Green Realty Corp. (Real Estate Investment Trusts)	158	17,851

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 61

Common Stocks, continued

	Shares	Value
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	790	$5,617
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,422	34,043
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	316	19,519
Staples, Inc. (Specialty Retail)	1,343	12,718
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	158	10,946
State Street Corp. (Capital Markets)	869	57,667
Stryker Corp. (Health Care Equipment & Supplies)	237	22,027
SunTrust Banks, Inc. (Banks)	1,106	47,381
Symantec Corp. (Software)	1,422	29,862
Synchrony Financial* (Consumer Finance)	1,027	31,231
Sysco Corp. (Food & Staples Retailing)	1,106	45,346
T. Rowe Price Group, Inc. (Capital Markets)	158	11,295
Target Corp. (Multiline Retail)	1,264	91,779
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	474	30,625
TECO Energy, Inc. (Multi-Utilities)	237	6,316
TEGNA, Inc. (Media)	237	6,048
Tenet Healthcare Corp.* (Health Care Providers & Services)	237	7,181
Teradata Corp.* (IT Services)	158	4,174
Tesoro Corp. (Oil, Gas & Consumable Fuels)	158	16,648
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	790	43,300
Textron, Inc. (Aerospace & Defense)	553	23,232
The ADT Corp. (Commercial Services & Supplies)	158	5,211
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,422	13,608
The Allstate Corp. (Insurance)	790	49,051
The Bank of New York Mellon Corp. (Capital Markets)	2,291	94,435
The Chubb Corp. (Insurance)	158	20,957
The Coca-Cola Co. (Beverages)	3,950	169,692
The Dow Chemical Co. (Chemicals)	2,370	122,009
The Gap, Inc. (Specialty Retail)	474	11,708
The Goldman Sachs Group, Inc. (Capital Markets)	869	156,620
The Goodyear Tire & Rubber Co. (Auto Components)	316	10,324
The Hershey Co. (Food Products)	158	14,105
The Interpublic Group of Cos., Inc. (Media)	316	7,356
The JM Smucker Co.—Class A (Food Products)	79	9,744
The Kraft Heinz Co. (Food Products)	1,264	91,968
The Kroger Co. (Food & Staples Retailing)	1,106	46,264
The Macerich Co. (Real Estate Investment Trusts)	158	12,749
The Mosaic Co. (Chemicals)	711	19,616
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	79	4,595
The Procter & Gamble Co. (Household Products)	5,767	457,957
The Progressive Corp. (Insurance)	632	20,098
The Southern Co. (Electric Utilities)	1,896	88,714
The Travelers Cos., Inc. (Insurance)	632	71,328
The Western Union Co. (IT Services)	474	8,489
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	869	22,333
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	316	44,825
Tiffany & Co. (Specialty Retail)	237	18,081
Time Warner, Inc. (Media)	1,659	107,287
Torchmark Corp. (Insurance)	79	4,516
Transocean, Ltd. (Energy Equipment & Services)	711	8,802
Twenty-First Century Fox, Inc.—Class A (Media)	1,185	32,185
Twenty-First Century Fox, Inc.—Class B (Media)	395	10,756
Tyco International PLC (Commercial Services & Supplies)	474	15,116
Tyson Foods, Inc.—Class A (Food Products)	632	33,705
U.S. Bancorp (Banks)	3,476	148,321
Union Pacific Corp. (Road & Rail)	1,106	86,489
United Continental Holdings, Inc.* (Airlines)	790	45,267
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	711	68,420
United Rentals, Inc.* (Trading Companies & Distributors)	79	5,731
United Technologies Corp. (Aerospace & Defense)	1,738	166,969
UnitedHealth Group, Inc. (Health Care Providers & Services)	869	102,229
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	79	9,440
Unum Group (Insurance)	474	15,779
Urban Outfitters, Inc.* (Specialty Retail)	158	3,595
V.F. Corp. (Textiles, Apparel & Luxury Goods)	316	19,671
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,027	72,619
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	79	6,383
Ventas, Inc. (Real Estate Investment Trusts)	395	22,290
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,135	237,340
Vertex Pharmaceuticals, Inc.* (Biotechnology)	237	29,822
Viacom, Inc.—Class B (Media)	711	29,265
Vornado Realty Trust (Real Estate Investment Trusts)	158	15,794
W.W. Grainger, Inc. (Trading Companies & Distributors)	79	16,005
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	790	67,272
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,318	203,393
Waste Management, Inc. (Commercial Services & Supplies)	395	21,080
WEC Energy Group, Inc. (Multi-Utilities)	632	32,428
Wells Fargo & Co. (Banks)	9,796	532,510
Welltower, Inc. (Real Estate Investment Trusts)	316	21,497
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	474	28,464
WestRock Co. (Containers & Packaging)	553	25,228
Weyerhaeuser Co. (Real Estate Investment Trusts)	553	16,579
Whirlpool Corp. (Household Durables)	158	23,205
Whole Foods Market, Inc. (Food & Staples Retailing)	711	23,819
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	79	5,466
Xcel Energy, Inc. (Electric Utilities)	1,106	39,716
Xerox Corp. (IT Services)	1,975	20,994
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	237	11,132
Xylem, Inc. (Machinery)	237	8,651

See accompanying notes to financial statements.

62 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Yahoo!, Inc.* (Internet Software & Services)	1,817	$60,433
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	474	34,626
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	237	24,314
Zions Bancorp (Banks)	395	10,784
Zoetis, Inc. (Pharmaceuticals)	316	15,143
TOTAL COMMON STOCKS (Cost $13,842,222)		18,367,337

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%–0.27%, dated 12/31/15, due 1/4/16, total to be received $36,001	$36,000	$36,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,000)		36,000
TOTAL INVESTMENT SECURITIES (Cost $13,878,222)—100.3%		18,403,337
Net other assets (liabilities)—(0.3)%		(49,362)
NET ASSETS—100.0%		$18,353,975

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$443,454	2.4%
Air Freight & Logistics	167,736	0.9%
Airlines	186,238	1.0%
Auto Components	83,850	0.5%
Automobiles	235,791	1.3%
Banks	2,268,386	12.3%
Beverages	326,504	1.8%
Biotechnology	218,866	1.2%
Capital Markets	507,996	2.8%
Chemicals	423,838	2.4%
Commercial Services & Supplies	59,990	0.3%
Communications Equipment	354,913	2.0%
Construction & Engineering	31,263	0.2%
Consumer Finance	287,581	1.6%
Containers & Packaging	82,032	0.4%
Distributors	27,141	0.1%
Diversified Consumer Services	5,263	NM
Diversified Financial Services	567,147	3.1%
Diversified Telecommunication Services	745,879	4.1%
Electric Utilities	650,273	3.6%
Electrical Equipment	129,782	0.7%
Electronic Equipment, Instruments & Components	81,272	0.4%
Energy Equipment & Services	365,279	2.0%
Food & Staples Retailing	598,985	3.2%
Food Products	303,793	1.7%
Gas Utilities	5,041	NM
Health Care Equipment & Supplies	305,894	1.7%
Health Care Providers & Services	576,189	3.1%
Hotels, Restaurants & Leisure	219,037	1.2%
Household Durables	54,039	0.3%
Household Products	556,077	3.0%
Independent Power and Renewable Electricity Producers	21,047	0.1%
Industrial Conglomerates	398,068	2.2%
Insurance	849,751	4.6%
Internet Software & Services	60,433	0.3%
IT Services	249,304	1.3%
Leisure Products	19,318	0.1%
Life Sciences Tools & Services	64,643	0.4%
Machinery	331,948	1.8%
Media	354,660	2.0%
Metals & Mining	92,421	0.5%
Multiline Retail	171,151	0.9%
Multi-Utilities	385,894	2.1%
Oil, Gas & Consumable Fuels	1,838,217	10.0%
Pharmaceuticals	1,083,662	5.9%
Professional Services	18,492	0.1%
Real Estate Investment Trusts	245,069	1.3%
Road & Rail	221,233	1.2%
Semiconductors & Semiconductor Equipment	304,055	1.7%
Software	181,631	1.0%
Specialty Retail	105,192	0.6%
Technology Hardware, Storage & Peripherals	262,017	1.4%
Textiles, Apparel & Luxury Goods	76,239	0.4%
Tobacco	131,953	0.7%
Trading Companies & Distributors	31,410	0.2%
Other**	(13,362)	(0.1)%
Total	$18,353,975	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 63

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$13,878,222
Securities, at value	18,367,337
Repurchase agreements, at value	36,000
Total Investment Securities, at value	18,403,337
Cash	1,193
Dividends and interest receivable	29,706
Prepaid expenses	1,100
TOTAL ASSETS	18,435,336

LIABILITIES:
Payable for capital shares redeemed	39,718
Advisory fees payable	13,052
Management services fees payable	1,740
Administration fees payable	596
Administrative services fees payable	6,671
Distribution fees payable	5,946
Transfer agency fees payable	1,818
Fund accounting fees payable	703
Compliance services fees payable	93
Other accrued expenses	11,024
TOTAL LIABILITIES	81,361
NET ASSETS	$18,353,975

NET ASSETS CONSIST OF:
Capital	$18,779,117
Accumulated net investment income (loss)	218,041
Accumulated net realized gains (losses) on investments	(5,168,298)
Net unrealized appreciation (depreciation) on investments	4,525,115
NET ASSETS	$18,353,975

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	504,174
Net Asset Value (offering and redemption price per share)	$36.40

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$578,029
Interest	21
TOTAL INVESTMENT INCOME	578,050

EXPENSES:
Advisory fees	163,946
Management services fees	21,859
Administration fees	8,087
Transfer agency fees	11,712
Administrative services fees	70,029
Distribution fees	54,649
Custody fees	8,845
Fund accounting fees	13,217
Trustee fees	539
Compliance services fees	236
Other fees	19,472
Total Gross Expenses before reductions	372,591
Expenses reduced and reimbursed by the Advisor	(5,352)
TOTAL NET EXPENSES	367,239
NET INVESTMENT INCOME (LOSS)	210,811

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,749,272
Change in net unrealized appreciation/depreciation on investments	(3,926,175)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,176,903)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(966,092)

See accompanying notes to financial statements.

64 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$210,811	$230,831
Net realized gains (losses) on investments	2,749,272	1,891,120
Change in net unrealized appreciation/depreciation on investments	(3,926,175)	1,040,543
Change in net assets resulting from operations	(966,092)	3,162,494

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(224,826)	(184,025)
Change in net assets resulting from distributions	(224,826)	(184,025)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,281,503	42,724,482
Distributions reinvested	224,826	184,025
Value of shares redeemed	(31,635,049)	(34,394,097)
Change in net assets resulting from capital transactions	(14,128,720)	8,514,410
Change in net assets	(15,319,638)	11,492,879

NET ASSETS:
Beginning of period	33,673,613	22,180,734
End of period	$18,353,975	$33,673,613
Accumulated net investment income (loss)	$218,041	$232,952

SHARE TRANSACTIONS:
Issued	463,136	1,174,613
Reinvested	5,869	5,095
Redeemed	(837,751)	(938,225)
Change in shares	(368,746)	241,483

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 65

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$38.58	$35.13	$27.28	$23.82	$24.31

Investment Activities:
Net investment income (loss)(a)	0.36	0.29	0.26	0.23	0.18
Net realized and unrealized gains (losses) on investments	(2.17)	3.38	7.86	3.43	(0.48)
Total income (loss) from investment activities	(1.81)	3.67	8.12	3.66	(0.30)

Distributions to Shareholders From:
Net investment income	(0.37)	(0.22)	(0.27)	(0.20)	(0.19)

Net Asset Value, End of Period	$36.40	$38.58	$35.13	$27.28	$23.82

Total Return	(4.73)%	10.47%	29.89%	15.42%	(1.28)%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.77%	1.84%	1.93%	1.85%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.96%	0.80%	0.81%	0.90%	0.76%

Supplemental Data:
Net assets, end of period (000’s)	$18,354	$33,674	$22,181	$23,152	$22,302
Portfolio turnover rate(b)	85%	126%	150%	212%	276%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

66 :: ProFund VP Large-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Large-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 3.76%. For the same period, the Index had a total return of 5.52%(1) and a volatility of 15.86%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Large-Cap Growth	3.76%	12.22%	6.99%
S&P 500 Growth Index	5.52%	14.06%	8.70%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Growth	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.4%
Alphabet, Inc.	5.0%
Microsoft Corp.	4.8%
Amazon.com, Inc.	2.8%
Facebook, Inc.	2.6%

S&P 500 Growth Index — Composition

% of Index
Information Technology	33%
Consumer Discretionary	18%
Health Care	18%
Consumer Staples	10%
Industrials	9%
Financials	8%
Materials	2%
Energy	1%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Growth :: 67

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,356	$204,268
Abbott Laboratories (Health Care Equipment & Supplies)	2,373	106,571
AbbVie, Inc. (Biotechnology)	3,390	200,824
Accenture PLC—Class A (IT Services)	2,373	247,979
Activision Blizzard, Inc. (Software)	1,921	74,362
Adobe Systems, Inc.* (Software)	1,921	180,459
Advance Auto Parts, Inc. (Specialty Retail)	226	34,015
Aetna, Inc. (Health Care Providers & Services)	1,356	146,611
Affiliated Managers Group, Inc.* (Capital Markets)	113	18,053
Agilent Technologies, Inc. (Life Sciences Tools & Services)	452	18,898
AGL Resources, Inc. (Gas Utilities)	226	14,421
Air Products & Chemicals, Inc. (Chemicals)	339	44,107
Airgas, Inc. (Chemicals)	226	31,260
Akamai Technologies, Inc.* (Internet Software & Services)	678	35,683
Alexion Pharmaceuticals, Inc.* (Biotechnology)	904	172,438
Allegion PLC (Building Products)	339	22,347
Allergan PLC* (Pharmaceuticals)	1,469	459,063
Alliance Data Systems Corp.* (IT Services)	226	62,505
Alphabet, Inc.*—Class A (Internet Software & Services)	1,130	879,151
Alphabet, Inc.*—Class C (Internet Software & Services)	1,130	857,534
Altria Group, Inc. (Tobacco)	7,458	434,130
Amazon.com, Inc.* (Internet & Catalog Retail)	1,469	992,882
American Tower Corp. (Real Estate Investment Trusts)	1,582	153,376
Ameriprise Financial, Inc. (Capital Markets)	339	36,076
AmerisourceBergen Corp. (Health Care Providers & Services)	791	82,035
AMETEK, Inc. (Electrical Equipment)	904	48,445
Amgen, Inc. (Biotechnology)	2,034	330,179
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,130	59,019
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	904	43,916
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,243	68,763
Aon PLC (Insurance)	678	62,518
Apache Corp. (Oil, Gas & Consumable Fuels)	565	25,126
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	339	13,570
Apple, Inc. (Technology Hardware, Storage & Peripherals)	21,357	2,248,038
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,407	82,279
Assurant, Inc. (Insurance)	113	9,101
Autodesk, Inc.* (Software)	565	34,425
Automatic Data Processing, Inc. (IT Services)	1,017	86,160
AutoZone, Inc.* (Specialty Retail)	113	83,836
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,017	147,617
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	565	104,033
Avery Dennison Corp. (Containers & Packaging)	339	21,242
Ball Corp. (Containers & Packaging)	226	16,437
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	339	64,220
Baxalta, Inc. (Biotechnology)	1,243	48,514
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	791	121,885
Biogen, Inc.* (Biotechnology)	904	276,940
BlackRock, Inc. (Capital Markets)	339	115,436
Boston Properties, Inc. (Real Estate Investment Trusts)	339	43,236
Boston Scientific Corp.* (Health Care Equipment & Supplies)	5,198	95,851
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,842	264,291
Broadcom Corp.—Class A (Semiconductors & Semiconductor Equipment)	2,147	124,140
Brown-Forman Corp.—Class B (Beverages)	339	33,656
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	226	14,017
Cablevision Systems Corp.—Class A (Media)	904	28,838
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	678	11,994
Cameron International Corp.* (Energy Equipment & Services)	678	42,850
Campbell Soup Co. (Food Products)	678	35,629
CarMax, Inc.* (Specialty Retail)	452	24,394
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,130	39,075
CBS Corp.—Class B (Media)	904	42,606
Celgene Corp.* (Biotechnology)	3,051	365,388
Cerner Corp.* (Health Care Technology)	1,130	67,992
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	113	54,223
Church & Dwight Co., Inc. (Household Products)	452	38,366
Cigna Corp. (Health Care Providers & Services)	1,017	148,818
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	226	20,200
Cincinnati Financial Corp. (Insurance)	339	20,059
Cintas Corp. (Commercial Services & Supplies)	339	30,866
Cisco Systems, Inc. (Communications Equipment)	8,023	217,864
Citrix Systems, Inc.* (Software)	565	42,742
CME Group, Inc. (Diversified Financial Services)	678	61,427
Coca-Cola Enterprises, Inc. (Beverages)	565	27,821
Cognizant Technology Solutions Corp.* (IT Services)	2,373	142,427
Colgate-Palmolive Co. (Household Products)	1,808	120,449
Comcast Corp.—Class A (Media)	5,876	331,583
ConAgra Foods, Inc. (Food Products)	904	38,113
Constellation Brands, Inc.—Class A (Beverages)	678	96,574
Costco Wholesale Corp. (Food & Staples Retailing)	791	127,747
Crown Castle International Corp. (Real Estate Investment Trusts)	1,243	107,457
CSRA, Inc. (IT Services)	226	6,780
CVS Health Corp. (Food & Staples Retailing)	1,921	187,815
D.R. Horton, Inc. (Household Durables)	1,243	39,813
Danaher Corp. (Industrial Conglomerates)	1,469	136,441
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	452	31,509
Delphi Automotive PLC (Auto Components)	1,017	87,187

See accompanying notes to financial statements.

68 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares		Value
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	339		$20,628
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	791		25,312
Discovery Communications, Inc.*—Class A (Media)	565		15,074
Discovery Communications, Inc.*—Class C (Media)	1,017		25,649
Dollar General Corp. (Multiline Retail)	565		40,607
Dollar Tree, Inc.* (Multiline Retail)	904		69,806
Dominion Resources, Inc. (Multi-Utilities)	904		61,146
Dr. Pepper Snapple Group, Inc. (Beverages)	678		63,190
E*TRADE Financial Corp.* (Capital Markets)	1,130		33,493
E.I. du Pont de Nemours & Co. (Chemicals)	1,469		97,836
eBay, Inc.* (Internet Software & Services)	4,181		114,894
Ecolab, Inc. (Chemicals)	1,017		116,325
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	791		62,473
Electronic Arts, Inc.* (Software)	1,243		85,419
Eli Lilly & Co. (Pharmaceuticals)	2,373		199,949
Endo International PLC* (Pharmaceuticals)	226		13,836
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,130		79,992
Equifax, Inc. (Professional Services)	452		50,340
Equinix, Inc. (Real Estate Investment Trusts)	226		68,342
Equity Residential (Real Estate Investment Trusts)	1,356		110,636
Essex Property Trust, Inc. (Real Estate Investment Trusts)	226		54,107
Expedia, Inc. (Internet & Catalog Retail)	452		56,184
Expeditors International of Washington, Inc. (Air Freight & Logistics)	452		20,385
F5 Networks, Inc.* (Communications Equipment)	226		21,913
Facebook, Inc.*—Class A (Internet Software & Services)	8,701		910,648
Fastenal Co. (Trading Companies & Distributors)	678		27,676
Fidelity National Information Services, Inc. (IT Services)	565		34,239
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (IT Services)	904		82,680
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	226		6,344
General Dynamics Corp. (Aerospace & Defense)	565		77,608
General Electric Co. (Industrial Conglomerates)	19,888		619,511
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,356		36,897
General Mills, Inc. (Food Products)	1,469		84,702
Gilead Sciences, Inc. (Biotechnology)	5,537		560,288
H & R Block, Inc. (Diversified Consumer Services)	565		18,820
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,469		43,233
Harman International Industries, Inc. (Household Durables)	113		10,646
Harris Corp. (Communications Equipment)	226		19,639
Hasbro, Inc. (Leisure Products)	452		30,447
HCA Holdings, Inc.* (Health Care Providers & Services)	452		30,569
Henry Schein, Inc.* (Health Care Providers & Services)	226		35,751
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,842		58,398
Honeywell International, Inc. (Aerospace & Defense)	1,582		163,848
Hormel Foods Corp. (Food Products)	565		44,680
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,356		20,801
Humana, Inc. (Health Care Providers & Services)	226		40,343
Huntington Bancshares, Inc. (Banks)	1,469		16,247
Illinois Tool Works, Inc. (Machinery)	678		62,837
Illumina, Inc.* (Life Sciences Tools & Services)	565		108,449
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,458		256,927
Intercontinental Exchange, Inc. (Diversified Financial Services)	452		115,829
International Business Machines Corp. (IT Services)	1,356		186,613
International Flavors & Fragrances, Inc. (Chemicals)	339		40,558
Intuit, Inc. (Software)	1,017		98,141
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	113		61,716
Iron Mountain, Inc. (Real Estate Investment Trusts)	339		9,156
J.B. Hunt Transport Services, Inc. (Road & Rail)	226		16,579
Johnson & Johnson (Pharmaceuticals)	5,198		533,938
Juniper Networks, Inc. (Communications Equipment)	1,356		37,426
Kellogg Co. (Food Products)	565		40,833
Kimberly-Clark Corp. (Household Products)	791		100,694
Kimco Realty Corp. (Real Estate Investment Trusts)	1,582		41,860
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	339		23,510
L Brands, Inc. (Specialty Retail)	1,017		97,449
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	339		41,914
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	565		44,872
Leggett & Platt, Inc. (Household Durables)	339		14,245
Lennar Corp.—Class A (Household Durables)	678		33,161
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	452		24,571
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	565		23,996
Lockheed Martin Corp. (Aerospace & Defense)	565		122,690
Lowe’s Cos., Inc. (Specialty Retail)	3,503		266,368
LyondellBasell Industries N.V.—Class A (Chemicals)	791		68,738
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	452		30,324
Marsh & McLennan Cos., Inc. (Insurance)	1,017		56,393
Martin Marietta Materials, Inc. (Construction Materials)	226		30,867
Masco Corp. (Building Products)	1,243		35,177
MasterCard, Inc.—Class A (IT Services)	3,842		374,057
McCormick & Co., Inc. (Food Products)	339		29,005
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,373		280,346
McGraw Hill Financial, Inc. (Diversified Financial Services)	1,017		100,256
Mead Johnson Nutrition Co.—Class A (Food Products)	339		26,764
Medtronic PLC (Health Care Equipment & Supplies)	3,051		234,684
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	452		18,107

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 69

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	791	$36,813
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,034	28,801
Microsoft Corp. (Software)	30,623	1,698,965
Mohawk Industries, Inc.* (Household Durables)	226	42,802
Molson Coors Brewing Co.—Class B (Beverages)	339	31,839
Mondelez International, Inc.—Class A (Food Products)	6,102	273,613
Monsanto Co. (Chemicals)	791	77,929
Monster Beverage Corp.* (Beverages)	565	84,162
Moody’s Corp. (Diversified Financial Services)	678	68,031
Morgan Stanley (Capital Markets)	2,712	86,269
Motorola Solutions, Inc. (Communications Equipment)	339	23,205
Mylan N.V.* (Pharmaceuticals)	791	42,769
Netflix, Inc.* (Internet & Catalog Retail)	1,582	180,949
Newell Rubbermaid, Inc. (Household Durables)	1,017	44,829
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	339	11,038
Nielsen Holdings PLC (Professional Services)	904	42,126
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,198	324,874
Northern Trust Corp. (Capital Markets)	565	40,731
Northrop Grumman Corp. (Aerospace & Defense)	678	128,013
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,921	63,316
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,243	84,038
Omnicom Group, Inc. (Media)	452	34,198
Oracle Corp. (Software)	6,102	222,906
O’Reilly Automotive, Inc.* (Specialty Retail)	339	85,909
Patterson Cos., Inc. (Health Care Providers & Services)	226	10,217
Paychex, Inc. (IT Services)	1,243	65,742
PayPal Holdings, Inc.* (IT Services)	4,294	155,443
Pentair PLC (Machinery)	452	22,388
PepsiCo, Inc. (Beverages)	3,051	304,856
PerkinElmer, Inc. (Life Sciences Tools & Services)	452	24,214
Perrigo Co. PLC (Pharmaceuticals)	226	32,702
Pfizer, Inc. (Pharmaceuticals)	12,317	397,593
Philip Morris International, Inc. (Tobacco)	3,277	288,081
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	565	70,840
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	678	32,354
PPG Industries, Inc. (Chemicals)	678	67,000
Praxair, Inc. (Chemicals)	565	57,856
Precision Castparts Corp. (Aerospace & Defense)	339	78,651
Prologis, Inc. (Real Estate Investment Trusts)	2,034	87,299
Public Storage (Real Estate Investment Trusts)	565	139,951
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	565	28,759
Raytheon Co. (Aerospace & Defense)	678	84,431
Realty Income Corp. (Real Estate Investment Trusts)	678	35,005
Red Hat, Inc.* (Software)	678	56,145
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	339	184,033
Republic Services, Inc. (Commercial Services & Supplies)	452	19,883
Reynolds American, Inc. (Tobacco)	3,164	146,019
Robert Half International, Inc. (Professional Services)	339	15,980
Rockwell Automation, Inc. (Electrical Equipment)	226	23,190
Rockwell Collins, Inc. (Aerospace & Defense)	452	41,720
Roper Technologies, Inc. (Industrial Conglomerates)	339	64,339
Ross Stores, Inc. (Specialty Retail)	1,582	85,127
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	452	45,747
salesforce.com, Inc.* (Software)	2,373	186,043
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	339	25,761
Scripps Networks Interactive, Inc.—Class A (Media)	226	12,477
Sealed Air Corp. (Containers & Packaging)	452	20,159
Signet Jewelers, Ltd. (Specialty Retail)	339	41,931
Simon Property Group, Inc. (Real Estate Investment Trusts)	791	153,803
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	678	52,091
SL Green Realty Corp. (Real Estate Investment Trusts)	113	12,767
Snap-on, Inc. (Machinery)	226	38,743
Southwest Airlines Co. (Airlines)	2,486	107,047
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	565	34,900
Stanley Black & Decker, Inc. (Machinery)	565	60,302
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,650	339,170
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	339	23,486
Stericycle, Inc.* (Commercial Services & Supplies)	339	40,883
Stryker Corp. (Health Care Equipment & Supplies)	791	73,516
Synchrony Financial* (Consumer Finance)	1,356	41,236
T. Rowe Price Group, Inc. (Capital Markets)	678	48,470
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	678	43,806
TECO Energy, Inc. (Multi-Utilities)	452	12,046
TEGNA, Inc. (Media)	452	11,535
Teradata Corp.* (IT Services)	226	5,971
Tesoro Corp. (Oil, Gas & Consumable Fuels)	226	23,814
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,486	136,258
The ADT Corp. (Commercial Services & Supplies)	339	11,180
The Boeing Co. (Aerospace & Defense)	2,373	343,112
The Charles Schwab Corp. (Capital Markets)	4,633	152,565
The Chubb Corp. (Insurance)	565	74,941
The Clorox Co. (Household Products)	452	57,327
The Coca-Cola Co. (Beverages)	7,797	334,959
The Dun & Bradstreet Corp. (Professional Services)	113	11,744
The Estee Lauder Cos., Inc.—Class A (Personal Products)	904	79,606
The Goodyear Tire & Rubber Co. (Auto Components)	452	14,767
The Hershey Co. (Food Products)	339	30,263
The Home Depot, Inc. (Specialty Retail)	4,859	642,604
The Interpublic Group of Cos., Inc. (Media)	1,017	23,676
The JM Smucker Co.—Class A (Food Products)	226	27,875
The Kroger Co. (Food & Staples Retailing)	1,695	70,902

See accompanying notes to financial statements.

70 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
The Macerich Co. (Real Estate Investment Trusts)	226	$18,236
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	226	13,146
The Priceline Group, Inc.* (Internet & Catalog Retail)	226	288,139
The Progressive Corp. (Insurance)	1,017	32,341
The Sherwin-Williams Co. (Chemicals)	339	88,004
The TJX Cos., Inc. (Specialty Retail)	2,599	184,295
The Walt Disney Co. (Media)	5,876	617,449
The Western Union Co. (IT Services)	1,017	18,214
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,017	26,137
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,017	144,261
Time Warner Cable, Inc. (Media)	1,130	209,717
Torchmark Corp. (Insurance)	226	12,918
Total System Services, Inc. (IT Services)	678	33,764
Tractor Supply Co. (Specialty Retail)	565	48,308
TripAdvisor, Inc.* (Internet & Catalog Retail)	452	38,533
Twenty-First Century Fox, Inc.—Class A (Media)	2,373	64,451
Twenty-First Century Fox, Inc.—Class B (Media)	904	24,616
Tyco International PLC (Commercial Services & Supplies)	678	21,621
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	678	54,654
Union Pacific Corp. (Road & Rail)	1,356	106,040
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,469	141,362
United Rentals, Inc.* (Trading Companies & Distributors)	113	8,197
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,034	239,279
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	226	27,005
V.F. Corp. (Textiles, Apparel & Luxury Goods)	678	42,206
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	226	18,261
Ventas, Inc. (Real Estate Investment Trusts)	565	31,883
VeriSign, Inc.* (Internet Software & Services)	339	29,615
Verisk Analytics, Inc.*—Class A (Professional Services)	565	43,437
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,215	287,257
Vertex Pharmaceuticals, Inc.* (Biotechnology)	452	56,875
Visa, Inc.—Class A (IT Services)	7,458	578,368
Vornado Realty Trust (Real Estate Investment Trusts)	339	33,886
Vulcan Materials Co. (Construction Materials)	565	53,658
W.W. Grainger, Inc. (Trading Companies & Distributors)	113	22,893
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,921	163,583
Waste Management, Inc. (Commercial Services & Supplies)	791	42,217
Waters Corp.* (Life Sciences Tools & Services)	339	45,623
Welltower, Inc. (Real Estate Investment Trusts)	791	53,812
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,017	30,490
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	452	32,838
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	113	7,818
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	565	26,538
XL Group PLC (Insurance)	1,130	44,273
Xylem, Inc. (Machinery)	226	8,249
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	904	66,037
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	339	34,778
Zoetis, Inc. (Pharmaceuticals)	1,130	54,150
TOTAL COMMON STOCKS (Cost $22,887,420)		35,256,444

Repurchase Agreements(c) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $39,001	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000
TOTAL INVESTMENT SECURITIES (Cost $22,926,420)—100.6%		35,295,444
Net other assets (liabilities)—(0.6)%		(209,880)
NET ASSETS—100.0%		$35,085,564

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$1,040,073	3.0%
Air Freight & Logistics	175,764	0.5%
Airlines	107,047	0.3%
Auto Components	101,954	0.3%
Banks	16,247	NM
Beverages	977,057	2.8%
Biotechnology	2,195,479	6.2%
Building Products	57,524	0.2%
Capital Markets	531,093	1.5%
Chemicals	689,613	2.0%
Commercial Services & Supplies	166,650	0.5%
Communications Equipment	320,047	0.9%
Construction Materials	84,525	0.2%
Consumer Finance	41,236	0.1%
Containers & Packaging	57,838	0.2%
Diversified Consumer Services	18,820	0.1%
Diversified Financial Services	358,689	1.0%
Diversified Telecommunication Services	311,828	0.9%
Electrical Equipment	71,635	0.2%
Electronic Equipment, Instruments & Components	109,169	0.3%
Energy Equipment & Services	42,850	0.1%
Food & Staples Retailing	550,047	1.6%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 71

	Value	% of Net Assets
Food Products	$631,477	1.8%
Gas Utilities	14,421	NM
Health Care Equipment & Supplies	929,483	2.6%
Health Care Providers & Services	834,051	2.4%
Health Care Technology	67,992	0.2%
Hotels, Restaurants & Leisure	879,989	2.5%
Household Durables	185,496	0.5%
Household Products	316,836	0.9%
Industrial Conglomerates	1,024,559	2.9%
Insurance	312,544	0.9%
Internet & Catalog Retail	1,556,687	4.4%
Internet Software & Services	2,827,525	8.1%
IT Services	2,080,942	5.9%
Leisure Products	30,447	0.1%
Life Sciences Tools & Services	341,445	1.0%
Machinery	192,519	0.5%
Media	1,441,869	4.1%
Multiline Retail	110,413	0.3%
Multi-Utilities	73,192	0.2%
Oil, Gas & Consumable Fuels	422,407	1.2%
Personal Products	79,606	0.2%
Pharmaceuticals	1,998,291	5.7%
Professional Services	163,627	0.5%
Real Estate Investment Trusts	1,392,957	4.1%
Real Estate Management & Development	39,075	0.1%
Road & Rail	122,619	0.3%
Semiconductors & Semiconductor Equipment	1,144,680	3.3%
Software	2,679,607	7.6%
Specialty Retail	1,594,236	4.5%
Technology Hardware, Storage & Peripherals	2,332,197	6.7%
Textiles, Apparel & Luxury Goods	483,074	1.4%
Tobacco	868,230	2.5%
Trading Companies & Distributors	58,766	0.2%
Other**	(170,880)	(0.5)%
Total	$35,085,564	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

72 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$22,926,420
Securities, at value	35,256,444
Repurchase agreements, at value	39,000
Total Investment Securities, at value	35,295,444
Cash	422
Dividends and interest receivable	39,226
Prepaid expenses	1,763
TOTAL ASSETS	35,336,855

LIABILITIES:
Payable for capital shares redeemed	179,348
Advisory fees payable	22,198
Management services fees payable	2,960
Administration fees payable	1,074
Administrative services fees payable	12,049
Distribution fees payable	11,500
Transfer agency fees payable	3,194
Fund accounting fees payable	1,267
Compliance services fees payable	159
Other accrued expenses	17,542
TOTAL LIABILITIES	251,291
NET ASSETS	$35,085,564

NET ASSETS CONSIST OF:
Capital	$21,985,890
Accumulated net investment income (loss)	30,946
Accumulated net realized gains (losses) on investments	699,704
Net unrealized appreciation (depreciation) on investments	12,369,024
NET ASSETS	$35,085,564

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	590,904
Net Asset Value (offering and redemption price per share)	$59.38

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$602,930
Interest	36
Foreign tax withholding	(102)
TOTAL INVESTMENT INCOME	602,864

EXPENSES:
Advisory fees	261,596
Management services fees	34,879
Administration fees	12,865
Transfer agency fees	18,645
Administrative services fees	108,329
Distribution fees	87,199
Custody fees	10,328
Fund accounting fees	19,281
Trustee fees	863
Compliance services fees	377
Other fees	30,019
Recoupment of prior expenses reduced by the Advisor	1,596
TOTAL NET EXPENSES	585,977
NET INVESTMENT INCOME (LOSS)	16,887

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,758,411
Change in net unrealized appreciation/depreciation on investments	(3,467,402)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,291,009

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,307,896

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 73

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$16,887	$5,885
Net realized gains (losses) on investments	4,758,411	2,223,107
Change in net unrealized appreciation/depreciation on investments	(3,467,402)	1,887,019
Change in net assets resulting from operations	1,307,896	4,116,011

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(35,982)
Change in net assets resulting from distributions	—	(35,982)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	48,893,340	49,441,729
Distributions reinvested	—	35,982
Value of shares redeemed	(62,617,568)	(42,945,982)
Change in net assets resulting from capital transactions	(13,724,228)	6,531,729
Change in net assets	(12,416,332)	10,611,758

NET ASSETS:
Beginning of period	47,501,896	36,890,138
End of period	$35,085,564	$47,501,896
Accumulated net investment income (loss)	$30,946	$6,722

SHARE TRANSACTIONS:
Issued	834,184	922,167
Reinvested	—	686
Redeemed	(1,073,323)	(819,730)
Change in shares	(239,139)	103,123

See accompanying notes to financial statements.

74 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$57.23	$50.75	$38.98	$34.60	$33.56

Investment Activities:
Net investment income (loss)(a)	0.03	0.01	0.07	0.12	0.03
Net realized and unrealized gains (losses) on investments	2.12	6.54	11.86	4.29	1.01
Total income (loss) from investment activities	2.15	6.55	11.93	4.41	1.04

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.16)	(0.03)	—

Net Asset Value, End of Period	$59.38	$57.23	$50.75	$38.98	$34.60

Total Return	3.76%	12.93%	30.66%	12.72%	3.13%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.76%	1.78%	1.86%	1.84%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.05%	0.02%	0.15%	0.31%	0.08%

Supplemental Data:
Net assets, end of period (000’s)	$35,086	$47,502	$36,890	$25,538	$29,859
Portfolio turnover rate(b)	141%	124%	81%	177%	306%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Value :: 75

ProFund VP Mid-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -8.22%. For the same period, the Index had a total return of -6.65%(1) and a volatility of 15.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Value	-8.22%	8.40%	5.48%
S&P MidCap 400 Value Index	-6.65%	10.19%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Value	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alleghany Corp.	1.1%
Everest Re Group, Ltd.	1.1%
New York Community Bancorp, Inc.	1.1%
HollyFrontier Corp.	1.0%
Alliant Energy Corp.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financials	27%
Industrials	17%
Information Technology	13%
Consumer Discretionary	12%
Utilities	9%
Materials	9%
Energy	6%
Health Care	4%
Consumer Staples	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

76 :: ProFund VP Mid-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.5%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,208	$19,188
Aaron’s, Inc. (Specialty Retail)	1,311	29,353
Abercrombie & Fitch Co.—Class A (Specialty Retail)	1,380	37,260
Acxiom Corp.* (IT Services)	897	18,765
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,107	20,397
AECOM* (Construction & Engineering)	3,105	93,244
AGCO Corp. (Machinery)	1,518	68,902
Albemarle Corp. (Chemicals)	2,277	127,535
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	552	49,879
Alleghany Corp.* (Insurance)	345	164,885
Allegheny Technologies, Inc. (Metals & Mining)	2,277	25,616
Alliant Energy Corp. (Multi-Utilities)	2,346	146,507
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,208	33,959
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,035	42,787
American Eagle Outfitters, Inc. (Specialty Retail)	3,657	56,684
American Financial Group, Inc. (Insurance)	759	54,709
AptarGroup, Inc. (Containers & Packaging)	552	40,103
Aqua America, Inc. (Water Utilities)	1,518	45,236
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,932	104,676
Arthur J. Gallagher & Co. (Insurance)	1,725	70,622
Ascena Retail Group, Inc.* (Specialty Retail)	3,519	34,662
Ashland, Inc. (Chemicals)	621	63,777
Aspen Insurance Holdings, Ltd. (Insurance)	1,242	59,989
Associated Banc-Corp. (Banks)	3,105	58,219
Atmel Corp. (Semiconductors & Semiconductor Equipment)	4,692	40,398
Atmos Energy Corp. (Gas Utilities)	1,173	73,946
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,173	12,000
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,691	115,281
Avon Products, Inc. (Personal Products)	6,486	26,268
BancorpSouth, Inc. (Banks)	897	21,519
Bank of Hawaii Corp. (Banks)	345	21,701
BE Aerospace, Inc. (Aerospace & Defense)	1,242	52,624
Belden, Inc. (Electronic Equipment, Instruments & Components)	414	19,740
Bemis Co., Inc. (Containers & Packaging)	2,001	89,425
Big Lots, Inc. (Multiline Retail)	1,035	39,889
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	414	57,405
Black Hills Corp. (Multi-Utilities)	1,035	48,055
Brinker International, Inc. (Hotels, Restaurants & Leisure)	690	33,086
Brown & Brown, Inc. (Insurance)	897	28,794
Brunswick Corp. (Leisure Products)	966	48,793
Cabela’s, Inc.*—A (Specialty Retail)	1,035	48,366
Cable One, Inc. (Media)	69	29,923
Cabot Corp. (Chemicals)	1,311	53,594
CalAtlantic Group, Inc. (Household Durables)	759	28,781
California Resources Corp. (Oil, Gas & Consumable Fuels)	6,486	15,112
Camden Property Trust (Real Estate Investment Trusts)	828	63,557
Care Capital Properties, Inc. (Real Estate Investment Trusts)	966	29,531
Carlisle Cos., Inc. (Industrial Conglomerates)	1,311	116,273
Carpenter Technology Corp. (Metals & Mining)	1,035	31,329
Casey’s General Stores, Inc. (Food & Staples Retailing)	345	41,555
Catalent, Inc.* (Pharmaceuticals)	828	20,725
Cathay General Bancorp (Banks)	552	17,294
Chico’s FAS, Inc. (Specialty Retail)	2,898	30,922
Cinemark Holdings, Inc. (Media)	1,173	39,213
CLARCOR, Inc. (Machinery)	1,035	51,419
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,104	45,982
Cleco Corp. (Electric Utilities)	1,242	64,845
CNO Financial Group, Inc. (Insurance)	3,795	72,447
Commerce Bancshares, Inc. (Banks)	828	35,223
Commercial Metals Co. (Metals & Mining)	2,415	33,061
Community Health Systems, Inc.* (Health Care Providers & Services)	2,415	64,070
CommVault Systems, Inc.* (Software)	414	16,291
Compass Minerals International, Inc. (Metals & Mining)	276	20,775
Computer Sciences Corp. (IT Services)	2,829	92,452
Copart, Inc.* (Commercial Services & Supplies)	759	28,850
CoreLogic, Inc.* (IT Services)	690	23,363
Corporate Office Properties Trust (Real Estate Investment Trusts)	1,932	42,176
Corrections Corp. of America (Real Estate Investment Trusts)	2,415	63,973
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	276	35,005
Crane Co. (Machinery)	552	26,408
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,139	57,047
CST Brands, Inc. (Specialty Retail)	1,587	62,115
Cullen/Frost Bankers, Inc. (Banks)	1,104	66,240
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	6,900	67,689
Dana Holding Corp. (Auto Components)	3,174	43,801
Dean Foods Co. (Food Products)	1,863	31,950
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	690	32,568
Deluxe Corp. (Commercial Services & Supplies)	483	26,343
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	7,245	14,635
DeVry Education Group, Inc. (Diversified Consumer Services)	1,173	29,689
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,863	65,856
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,311	39,448
Domtar Corp. (Paper & Forest Products)	1,311	48,442
Donaldson Co., Inc. (Machinery)	1,518	43,506
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,104	34,423
DreamWorks Animation SKG, Inc.*—Class A (Media)	759	19,559
Dril-Quip, Inc.* (Energy Equipment & Services)	759	44,956

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 77

Common Stocks, continued

	Shares	Value
Duke Realty Corp. (Real Estate Investment Trusts)	3,795	$79,771
East West Bancorp, Inc. (Banks)	1,035	43,015
Eaton Vance Corp. (Capital Markets)	1,242	40,278
Edgewell Personal Care Co. (Personal Products)	759	59,483
Endurance Specialty Holdings, Ltd. (Insurance)	1,242	79,476
Energen Corp. (Oil, Gas & Consumable Fuels)	1,656	67,879
Energizer Holdings, Inc. (Household Products)	759	25,852
Esterline Technologies Corp.* (Aerospace & Defense)	621	50,301
Everest Re Group, Ltd. (Insurance)	897	164,231
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,311	27,151
Federal Realty Investment Trust (Real Estate Investment Trusts)	483	70,566
Federated Investors, Inc.—Class B (Capital Markets)	966	27,676
FEI Co. (Electronic Equipment, Instruments & Components)	483	38,539
First American Financial Corp. (Insurance)	2,208	79,267
First Niagara Financial Group, Inc. (Banks)	7,314	79,356
FirstMerit Corp. (Banks)	3,381	63,056
Foot Locker, Inc. (Specialty Retail)	966	62,877
FTI Consulting, Inc.* (Professional Services)	897	31,090
Fulton Financial Corp. (Banks)	1,932	25,135
GATX Corp. (Trading Companies & Distributors)	897	38,167
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	1,173	62,979
Gentex Corp. (Auto Components)	2,277	36,455
Genworth Financial, Inc.*—Class A (Insurance)	10,212	38,091
Graco, Inc. (Machinery)	414	29,837
Graham Holdings Co.—Class B (Diversified Consumer Services)	69	33,463
Granite Construction, Inc. (Construction & Engineering)	828	35,529
Great Plains Energy, Inc. (Electric Utilities)	3,174	86,682
Greif, Inc.—Class A (Containers & Packaging)	552	17,007
GUESS?, Inc. (Specialty Retail)	1,311	24,752
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,208	54,251
Halyard Health, Inc.* (Health Care Equipment & Supplies)	552	18,442
Hancock Holding Co. (Banks)	1,587	39,945
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,208	63,922
Health Net, Inc.* (Health Care Providers & Services)	828	56,685
Herman Miller, Inc. (Commercial Services & Supplies)	621	17,823
Highwoods Properties, Inc. (Real Estate Investment Trusts)	966	42,118
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	414	19,897
HNI Corp. (Commercial Services & Supplies)	897	32,346
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,795	151,382
Hospitality Properties Trust (Real Estate Investment Trusts)	3,105	81,196
HSN, Inc. (Internet & Catalog Retail)	690	34,962
Hubbell, Inc.* (Electrical Equipment)	621	62,746
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	483	61,269
IDACORP, Inc. (Electric Utilities)	552	37,536
IDEX Corp. (Machinery)	690	52,861
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	3,174	96,426
Ingredion, Inc. (Food Products)	828	79,356
InterDigital, Inc. (Communications Equipment)	414	20,303
International Bancshares Corp. (Banks)	1,173	30,146
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	552	18,613
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	2,760	35,218
ITT Corp. (Machinery)	1,035	37,591
J.C. Penney Co., Inc.* (Multiline Retail)	6,279	41,818
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	3,864	89,993
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	276	21,172
Janus Capital Group, Inc. (Capital Markets)	1,449	20,416
Jarden Corp.* (Household Durables)	2,208	126,121
John Wiley & Sons, Inc. (Media)	1,035	46,606
Joy Global, Inc. (Machinery)	2,001	25,233
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,725	30,653
KB Home (Household Durables)	1,863	22,971
KBR, Inc. (Construction & Engineering)	1,794	30,354
Kemper Corp. (Insurance)	966	35,984
Kennametal, Inc. (Machinery)	1,656	31,795
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,519	99,693
Kilroy Realty Corp. (Real Estate Investment Trusts)	690	43,663
Kirby Corp.* (Marine)	1,104	58,092
KLX, Inc.* (Aerospace & Defense)	1,104	33,992
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,794	23,914
Lancaster Colony Corp. (Food Products)	138	15,933
Landstar System, Inc. (Road & Rail)	897	52,609
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,346	59,025
Leidos Holdings, Inc. (IT Services)	828	46,583
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	1,242	40,303
Liberty Property Trust (Real Estate Investment Trusts)	3,036	94,268
LifePoint Health, Inc.* (Health Care Providers & Services)	897	65,840
Lincoln Electric Holdings, Inc. (Machinery)	1,380	71,608
Live Nation Entertainment, Inc.* (Media)	1,794	44,079
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,035	18,640
M.D.C. Holdings, Inc. (Household Durables)	414	10,569
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,863	43,501
ManpowerGroup, Inc. (Professional Services)	1,518	127,952
MDU Resources Group, Inc. (Multi-Utilities)	4,002	73,317
Mentor Graphics Corp. (Software)	2,070	38,129
Mercury General Corp. (Insurance)	759	35,347
Meredith Corp. (Media)	759	32,827
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	483	43,861
Minerals Technologies, Inc. (Chemicals)	276	12,657
Molina Healthcare, Inc.* (Health Care Providers & Services)	414	24,894
MSA Safety, Inc. (Commercial Services & Supplies)	621	26,995
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	966	54,357

See accompanying notes to financial statements.

78 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Murphy USA, Inc.* (Specialty Retail)	828	$50,293
Nabors Industries, Ltd. (Energy Equipment & Services)	5,865	49,911
National Fuel Gas Co. (Gas Utilities)	1,104	47,196
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,035	29,694
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,449	58,032
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,553	62,446
NetScout Systems, Inc.* (Communications Equipment)	2,070	63,549
NeuStar, Inc.*—Class A (IT Services)	483	11,578
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	10,005	163,282
NewMarket Corp. (Chemicals)	69	26,270
Noble Corp. PLC (Energy Equipment & Services)	4,968	52,412
Nordson Corp. (Machinery)	483	30,984
NOW, Inc.* (Trading Companies & Distributors)	2,208	34,931
Oceaneering International, Inc. (Energy Equipment & Services)	2,001	75,078
Office Depot, Inc.* (Specialty Retail)	10,143	57,207
OGE Energy Corp. (Electric Utilities)	4,140	108,841
Oil States International, Inc.* (Energy Equipment & Services)	1,035	28,204
Old Dominion Freight Line, Inc.* (Road & Rail)	690	40,758
Olin Corp. (Chemicals)	3,381	58,356
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,725	60,341
ONE Gas, Inc. (Gas Utilities)	1,104	55,388
Orbital ATK, Inc. (Aerospace & Defense)	1,242	110,960
Oshkosh Corp. (Machinery)	1,518	59,263
Owens & Minor, Inc. (Health Care Providers & Services)	1,311	47,170
PacWest Bancorp (Banks)	2,346	101,112
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,036	45,783
Plantronics, Inc. (Communications Equipment)	276	13,088
PNM Resources, Inc. (Electric Utilities)	1,656	50,624
Polaris Industries, Inc. (Leisure Products)	552	47,444
Polycom, Inc.* (Communications Equipment)	1,311	16,505
PolyOne Corp. (Chemicals)	966	30,680
Post Properties, Inc. (Real Estate Investment Trusts)	483	28,574
Potlatch Corp. (Real Estate Investment Trusts)	414	12,519
Primerica, Inc. (Insurance)	414	19,553
Prosperity Bancshares, Inc. (Banks)	1,380	66,047
PTC, Inc.* (Software)	1,035	35,842
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	3,312	44,381
Questar Corp. (Gas Utilities)	3,588	69,894
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	4,278	62,971
Rackspace Hosting, Inc.* (Internet Software & Services)	1,242	31,447
Raymond James Financial, Inc. (Capital Markets)	1,518	87,998
Rayonier, Inc. (Real Estate Investment Trusts)	2,553	56,677
Regal Beloit Corp. (Electrical Equipment)	897	52,492
Reinsurance Group of America, Inc. (Insurance)	1,380	118,058
Reliance Steel & Aluminum Co. (Metals & Mining)	1,449	83,912
RenaissanceRe Holdings, Ltd. (Insurance)	483	54,671
Rent-A-Center, Inc. (Specialty Retail)	1,104	16,527
Rowan Cos. PLC—Class A (Energy Equipment & Services)	2,553	43,273
Royal Gold, Inc. (Metals & Mining)	1,311	47,812
RPM International, Inc. (Chemicals)	1,311	57,763
Science Applications International Corp. (IT Services)	828	37,906
Senior Housing Properties Trust (Real Estate Investment Trusts)	4,899	72,701
Sensient Technologies Corp. (Chemicals)	414	26,007
Silgan Holdings, Inc. (Containers & Packaging)	414	22,240
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	207	10,048
SLM Corp.* (Consumer Finance)	8,763	57,135
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,380	27,131
Sonoco Products Co. (Containers & Packaging)	2,070	84,601
Sotheby’s—Class A (Diversified Consumer Services)	1,242	31,994
StanCorp Financial Group, Inc. (Insurance)	345	39,289
Steel Dynamics, Inc. (Metals & Mining)	4,968	88,779
Stifel Financial Corp.* (Capital Markets)	1,449	61,380
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	6,555	33,365
Superior Energy Services, Inc. (Energy Equipment & Services)	3,105	41,824
SUPERVALU, Inc.* (Food & Staples Retailing)	2,553	17,309
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	621	55,847
Synopsys, Inc.* (Software)	1,104	50,354
Synovus Financial Corp. (Banks)	1,242	40,216
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,311	8,168
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	759	24,819
Taubman Centers, Inc. (Real Estate Investment Trusts)	690	52,937
TCF Financial Corp. (Banks)	3,519	49,688
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	690	45,802
Teledyne Technologies, Inc.* (Aerospace & Defense)	759	67,323
Teleflex, Inc. (Health Care Equipment & Supplies)	345	45,350
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,932	50,019
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,209	87,000
Terex Corp. (Machinery)	2,208	40,804
The Boston Beer Co., Inc.*—Class A (Beverages)	69	13,932
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	483	22,271
The Chemours Co. (Chemicals)	3,726	19,971
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	552	74,079
The Hain Celestial Group, Inc.* (Food Products)	966	39,017
The Hanover Insurance Group, Inc. (Insurance)	897	72,962
The New York Times Co.—Class A (Media)	2,553	34,261
The Scotts Miracle-Gro Co.—Class A (Chemicals)	345	22,256
The Timken Co. (Machinery)	1,518	43,400
The Valspar Corp. (Chemicals)	621	51,512
Thor Industries, Inc. (Automobiles)	483	27,120
Time, Inc. (Media)	2,277	35,681
Tootsie Roll Industries, Inc. (Food Products)	138	4,359

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 79

Common Stocks, continued

	Shares	Value
Towers Watson & Co.—Class A (Professional Services)	552	$70,910
TreeHouse Foods, Inc.* (Food Products)	483	37,896
TRI Pointe Group, Inc.* (Household Durables)	1,380	17,485
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,036	65,122
Trinity Industries, Inc. (Machinery)	3,174	76,238
Triumph Group, Inc. (Aerospace & Defense)	1,035	41,141
Trustmark Corp. (Banks)	1,380	31,795
Tupperware Brands Corp. (Household Durables)	1,035	57,598
UGI Corp. (Gas Utilities)	3,519	118,801
Umpqua Holdings Corp. (Banks)	4,554	72,409
United Natural Foods, Inc.* (Food & Staples Retailing)	1,035	40,738
United States Steel Corp. (Metals & Mining)	3,036	24,227
Urban Edge Properties (Real Estate Investment Trusts)	828	19,417
Valley National Bancorp (Banks)	4,623	45,537
Valmont Industries, Inc. (Machinery)	483	51,208
Vectren Corp. (Multi-Utilities)	1,725	73,175
VeriFone Systems, Inc.* (IT Services)	2,346	65,735
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,760	33,258
W.R. Berkley Corp. (Insurance)	2,001	109,554
Wabtec Corp. (Machinery)	759	53,980
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	897	25,708
Washington Federal, Inc. (Thrifts & Mortgage Finance)	759	18,087
Watsco, Inc. (Trading Companies & Distributors)	207	24,246
Webster Financial Corp. (Banks)	828	30,793
WellCare Health Plans, Inc.* (Health Care Providers & Services)	483	37,775
Werner Enterprises, Inc. (Road & Rail)	897	20,981
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	483	29,086
Westar Energy, Inc. (Electric Utilities)	2,898	122,903
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,449	51,613
WEX, Inc.* (IT Services)	345	30,498
WGL Holdings, Inc. (Gas Utilities)	414	26,078
Williams-Sonoma, Inc. (Specialty Retail)	828	48,363
Woodward, Inc. (Machinery)	690	34,265
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,449	55,729
Worthington Industries, Inc. (Metals & Mining)	966	29,115
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	3,795	40,265
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,830	27,724
TOTAL COMMON STOCKS (Cost $11,818,801)		14,853,520
TOTAL INVESTMENT SECURITIES (Cost $11,818,801)—100.5%		14,853,520
Net other assets (liabilities)—(0.5)%		(76,123)
NET ASSETS—100.0%		$14,777,397

*                 Non-income producing security

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$417,610	2.8%
Auto Components	80,256	0.5%
Automobiles	27,120	0.2%
Banks	938,446	6.4%
Beverages	13,932	0.1%
Capital Markets	263,456	1.8%
Chemicals	550,378	3.7%
Commercial Services & Supplies	241,310	1.6%
Communications Equipment	113,445	0.8%
Construction & Engineering	159,127	1.1%
Consumer Finance	57,135	0.4%
Containers & Packaging	253,376	1.7%
Diversified Consumer Services	95,146	0.6%
Electric Utilities	535,353	3.6%
Electrical Equipment	115,238	0.8%
Electronic Equipment, Instruments & Components	817,985	5.4%
Energy Equipment & Services	393,441	2.7%
Food & Staples Retailing	99,602	0.7%
Food Products	208,511	1.3%
Gas Utilities	391,303	2.6%
Health Care Equipment & Supplies	186,854	1.3%
Health Care Providers & Services	296,434	2.0%
Health Care Technology	33,959	0.2%
Hotels, Restaurants & Leisure	130,147	0.9%
Household Durables	263,525	1.8%
Household Products	25,852	0.2%
Independent Power and Renewable Electricity Producers	8,168	0.1%
Industrial Conglomerates	116,273	0.8%
Insurance	1,297,929	8.8%
Internet & Catalog Retail	34,962	0.2%
Internet Software & Services	31,447	0.2%
IT Services	326,880	2.2%
Leisure Products	96,237	0.7%
Life Sciences Tools & Services	57,405	0.4%
Machinery	829,302	5.6%
Marine	58,092	0.4%
Media	282,149	1.9%
Metals & Mining	384,626	2.6%
Multiline Retail	81,707	0.6%
Multi-Utilities	341,054	2.3%
Oil, Gas & Consumable Fuels	509,837	3.5%
Paper & Forest Products	67,082	0.5%
Personal Products	85,751	0.6%
Pharmaceuticals	20,725	0.1%
Professional Services	229,952	1.6%
Real Estate Investment Trusts	1,310,577	8.9%
Road & Rail	177,327	1.2%
Semiconductors & Semiconductor Equipment	378,313	2.6%
Software	140,616	1.0%
Specialty Retail	625,237	4.2%
Technology Hardware, Storage & Peripherals	161,385	1.1%
Textiles, Apparel & Luxury Goods	63,221	0.4%
Thrifts & Mortgage Finance	181,369	1.2%
Trading Companies & Distributors	151,701	1.0%
Water Utilities	45,236	0.3%
Wireless Telecommunication Services	50,019	0.3%
Other**	(76,123)	(0.5)%
Total	$14,777,397	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

80 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$11,818,801
Securities, at value	14,853,520
Total Investment Securities, at value	14,853,520
Dividends receivable	18,955
Receivable for investments sold	17,526
Prepaid expenses	1,053
TOTAL ASSETS	14,891,054

LIABILITIES:
Payable for capital shares redeemed	51,841
Cash overdraft	27,776
Advisory fees payable	10,465
Management services fees payable	1,395
Administration fees payable	476
Administrative services fees payable	5,630
Distribution fees payable	4,927
Transfer agency fees payable	1,496
Fund accounting fees payable	562
Compliance services fees payable	87
Other accrued expenses	9,002
TOTAL LIABILITIES	113,657
NET ASSETS	$14,777,397

NET ASSETS CONSIST OF:
Capital	$13,979,548
Accumulated net investment income (loss)	39,480
Accumulated net realized gains (losses) on investments	(2,276,350)
Net unrealized appreciation (depreciation) on investments	3,034,719
NET ASSETS	$14,777,397

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	400,944
Net Asset Value (offering and redemption price per share)	$36.86

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$354,934
Interest	19
TOTAL INVESTMENT INCOME	354,953

EXPENSES:
Advisory fees	141,326
Management services fees	18,843
Administration fees	6,967
Transfer agency fees	10,074
Administrative services fees	62,938
Distribution fees	47,109
Custody fees	7,639
Fund accounting fees	11,050
Trustee fees	454
Compliance services fees	211
Other fees	16,210
Total Gross Expenses before reductions	322,821
Expenses reduced and reimbursed by the Advisor	(6,251)
TOTAL NET EXPENSES	316,570
NET INVESTMENT INCOME (LOSS)	38,383

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	328,541
Change in net unrealized appreciation/depreciation on investments	(2,082,262)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,753,721)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,715,338)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 81

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$38,383	$26,554
Net realized gains (losses) on investments	328,541	4,196,750
Change in net unrealized appreciation/depreciation on investments	(2,082,262)	(2,411,543)
Change in net assets resulting from operations	(1,715,338)	1,811,761

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(24,812)	(32,312)
Net realized gains on investments	(891,445)	—
Change in net assets resulting from distributions	(916,257)	(32,312)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,621,615	43,209,459
Distributions reinvested	916,257	32,312
Value of shares redeemed	(32,151,858)	(54,401,860)
Change in net assets resulting from capital transactions	(1,613,986)	(11,160,089)
Change in net assets	(4,245,581)	(9,380,640)

NET ASSETS:
Beginning of period	19,022,978	28,403,618
End of period	$14,777,397	$19,022,978
Accumulated net investment income (loss)	$39,480	$26,553

SHARE TRANSACTIONS:
Issued	736,692	1,073,165
Reinvested	22,391	811
Redeemed	(809,873)	(1,364,700)
Change in shares	(50,790)	(290,724)

See accompanying notes to financial statements.

82 :: ProFund VP Mid-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$42.11	$38.26	$29.04	$24.95	$26.01

Investment Activities:
Net investment income (loss)(a)	0.08	0.04	0.04	0.12	0.04
Net realized and unrealized gains (losses) on investments	(3.35)	3.85	9.28	4.01	(1.06)
Total income (loss) from investment activities	(3.27)	3.89	9.32	4.13	(1.02)

Distributions to Shareholders From:
Net investment income	(0.05)	(0.04)	(0.10)	(0.04)	(0.04)
Net realized gains on investments	(1.93)	—	—	—	—
Total distributions	(1.98)	(0.04)	(0.10)	(0.04)	(0.04)

Net Asset Value, End of Period	$36.86	$42.11	$38.26	$29.04	$24.95

Total Return	(8.22)%	10.19%	32.16%	16.57%	(3.92)%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.79%	1.83%	1.91%	1.84%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.20%	0.10%	0.11%	0.43%	0.15%

Supplemental Data:
Net assets, end of period (000’s)	$14,777	$19,023	$28,404	$25,461	$26,113
Portfolio turnover rate(b)	183%	189%	185%	250%	477%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Growth :: 83

ProFund VP Mid-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 0.28%. For the same period, the Index had a total return of 2.02%(1) and a volatility of 14.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Growth	0.28%	9.20%	6.97%
S&P MidCap 400 Growth Index	2.02%	11.10%	8.85%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Growth	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Extra Space Storage, Inc.	1.4%
Alaska Air Group, Inc.	1.4%
Acuity Brands, Inc.	1.3%
UDR, Inc.	1.3%
Mettler-Toledo International, Inc.	1.3%

S&P MidCap 400 Growth Index — Composition

% of Index
Financials	26%
Information Technology	20%
Health Care	16%
Consumer Discretionary	14%
Industrials	14%
Materials	5%
Consumer Staples	4%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

84 :: ProFund VP Mid-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.1%)

	Shares	Value
A.O. Smith Corp. (Building Products)	2,656	$203,476
ACI Worldwide, Inc.* (Software)	4,150	88,810
Acuity Brands, Inc. (Electrical Equipment)	1,494	349,297
Acxiom Corp.* (IT Services)	1,328	27,782
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,458	30,014
Akorn, Inc.* (Pharmaceuticals)	2,822	105,289
Alaska Air Group, Inc. (Airlines)	4,482	360,846
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,660	58,615
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,494	134,998
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,490	163,967
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,988	45,955
AMC Networks, Inc.*—Class A (Media)	2,158	161,159
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,158	89,212
American Financial Group, Inc. (Insurance)	1,328	95,722
AmSurg Corp.* (Health Care Providers & Services)	1,826	138,776
ANSYS, Inc.* (Software)	3,154	291,744
AptarGroup, Inc. (Containers & Packaging)	1,328	96,479
Aqua America, Inc. (Water Utilities)	3,652	108,830
ARRIS Group, Inc.* (Communications Equipment)	4,814	147,163
Arthur J. Gallagher & Co. (Insurance)	3,320	135,921
Ashland, Inc. (Chemicals)	1,162	119,337
Atmel Corp. (Semiconductors & Semiconductor Equipment)	6,806	58,600
Atmos Energy Corp. (Gas Utilities)	1,660	104,646
Avon Products, Inc. (Personal Products)	4,316	17,480
BancorpSouth, Inc. (Banks)	1,494	35,841
Bank of Hawaii Corp. (Banks)	996	62,648
Bank of the Ozarks, Inc. (Banks)	2,822	139,576
BE Aerospace, Inc. (Aerospace & Defense)	1,660	70,334
Belden, Inc. (Electronic Equipment, Instruments & Components)	830	39,574
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	7,138	169,099
Bio-Techne Corp. (Life Sciences Tools & Services)	1,328	119,520
Brinker International, Inc. (Hotels, Restaurants & Leisure)	996	47,758
Broadridge Financial Solutions, Inc. (IT Services)	4,150	222,980
Brown & Brown, Inc. (Insurance)	2,656	85,258
Brunswick Corp. (Leisure Products)	1,494	75,462
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	664	106,008
Cable One, Inc. (Media)	166	71,988
Cadence Design Systems, Inc.* (Software)	10,458	217,631
CalAtlantic Group, Inc. (Household Durables)	1,494	56,652
Camden Property Trust (Real Estate Investment Trusts)	1,660	127,422
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,328	40,597
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,826	162,569
Casey’s General Stores, Inc. (Food & Staples Retailing)	664	79,979
Catalent, Inc.* (Pharmaceuticals)	2,158	54,015
Cathay General Bancorp (Banks)	1,660	52,008
CBOE Holdings, Inc. (Diversified Financial Services)	2,988	193,921
CDK Global, Inc. (Software)	5,644	267,920
CEB, Inc. (Professional Services)	1,162	71,335
Centene Corp.* (Health Care Providers & Services)	4,150	273,112
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,660	133,447
Ciena Corp.* (Communications Equipment)	4,482	92,733
Cinemark Holdings, Inc. (Media)	1,660	55,494
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,988	100,905
Commerce Bancshares, Inc. (Banks)	1,494	63,555
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	4,316	80,666
CommVault Systems, Inc.* (Software)	830	32,661
Compass Minerals International, Inc. (Metals & Mining)	664	49,979
Convergys Corp. (IT Services)	3,486	86,767
Copart, Inc.* (Commercial Services & Supplies)	2,656	100,955
CoreLogic, Inc.* (IT Services)	1,826	61,828
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	332	42,108
Crane Co. (Machinery)	830	39,707
Deluxe Corp. (Commercial Services & Supplies)	830	45,268
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,992	221,610
Donaldson Co., Inc. (Machinery)	1,826	52,333
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,988	93,166
DreamWorks Animation SKG, Inc.*—Class A (Media)	1,162	29,945
DST Systems, Inc. (IT Services)	1,162	132,538
Duke Realty Corp. (Real Estate Investment Trusts)	5,810	122,126
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,320	141,399
Eagle Materials, Inc. (Construction Materials)	1,826	110,345
East West Bancorp, Inc. (Banks)	3,320	137,979
Eaton Vance Corp. (Capital Markets)	1,992	64,601
Edgewell Personal Care Co. (Personal Products)	830	65,047
Energizer Holdings, Inc. (Household Products)	996	33,924
Equity One, Inc. (Real Estate Investment Trusts)	2,656	72,110
Extra Space Storage, Inc. (Real Estate Investment Trusts)	4,316	380,714
FactSet Research Systems, Inc. (Diversified Financial Services)	1,494	242,880
Fair Isaac Corp. (Software)	1,162	109,437
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,826	37,816
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,660	242,526
Federated Investors, Inc.—Class B (Capital Markets)	1,660	47,559
FEI Co. (Electronic Equipment, Instruments & Components)	664	52,981

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 85

Common Stocks, continued

	Shares	Value
First Horizon National Corp. (Banks)	8,466	$122,926
Flowers Foods, Inc. (Food Products)	6,640	142,694
Foot Locker, Inc. (Specialty Retail)	3,154	205,293
Fortinet, Inc.* (Software)	5,146	160,400
Fortune Brands Home & Security, Inc. (Building Products)	5,644	313,242
Fulton Financial Corp. (Banks)	2,822	36,714
Gartner, Inc.* (IT Services)	2,988	271,012
Gentex Corp. (Auto Components)	6,308	100,991
Global Payments, Inc. (IT Services)	4,648	299,841
Graco, Inc. (Machinery)	1,328	95,709
Halyard Health, Inc.* (Health Care Equipment & Supplies)	664	22,184
Health Net, Inc.* (Health Care Providers & Services)	1,328	90,915
Herman Miller, Inc. (Commercial Services & Supplies)	996	28,585
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,826	79,614
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,328	63,824
Hologic, Inc.* (Health Care Equipment & Supplies)	8,632	333,971
Hubbell, Inc.* (Electrical Equipment)	830	83,863
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	830	105,286
IDACORP, Inc. (Electric Utilities)	830	56,440
IDEX Corp. (Machinery)	1,494	114,455
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,154	229,990
Ingredion, Inc. (Food Products)	1,162	111,366
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,146	135,597
InterDigital, Inc. (Communications Equipment)	498	24,422
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,328	118,404
ITT Corp. (Machinery)	1,328	48,233
j2 Global, Inc. (Internet Software & Services)	1,660	136,652
Jack Henry & Associates, Inc. (IT Services)	2,822	220,285
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	830	63,669
Janus Capital Group, Inc. (Capital Markets)	2,656	37,423
Jarden Corp.* (Household Durables)	3,652	208,602
JetBlue Airways Corp.* (Airlines)	11,122	251,913
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,660	265,367
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,660	29,498
KBR, Inc. (Construction & Engineering)	1,992	33,705
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,992	126,054
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	2,822	169,264
Lancaster Colony Corp. (Food Products)	498	57,499
Leidos Holdings, Inc. (IT Services)	830	46,696
Lennox International, Inc. (Building Products)	1,494	186,601
LivaNova PLC* (Health Care Equipment & Supplies)	1,499	88,996
Live Nation Entertainment, Inc.* (Media)	2,158	53,022
LKQ Corp.* (Distributors)	10,790	319,708
Louisiana-Pacific Corp.* (Paper & Forest Products)	3,154	56,804
M.D.C. Holdings, Inc. (Household Durables)	664	16,952
Manhattan Associates, Inc.* (Software)	2,656	175,748
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,328	148,192
MAXIMUS, Inc. (IT Services)	2,324	130,725
MEDNAX, Inc.* (Health Care Providers & Services)	3,320	237,911
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	996	337,774
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,826	165,819
Minerals Technologies, Inc. (Chemicals)	830	38,064
Molina Healthcare, Inc.* (Health Care Providers & Services)	830	49,908
MSCI, Inc.—Class A (Diversified Financial Services)	3,320	239,471
National Fuel Gas Co. (Gas Utilities)	1,162	49,676
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,826	52,388
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,324	93,076
NeuStar, Inc.*—Class A (IT Services)	996	23,874
NewMarket Corp. (Chemicals)	166	63,201
Nordson Corp. (Machinery)	1,162	74,542
NVR, Inc.* (Household Durables)	166	272,738
Old Dominion Freight Line, Inc.* (Road & Rail)	1,162	68,639
Old Republic International Corp. (Insurance)	8,632	160,815
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,988	104,520
Packaging Corp. of America (Containers & Packaging)	3,486	219,793
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	830	161,667
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,826	124,387
Plantronics, Inc. (Communications Equipment)	830	39,359
Polaris Industries, Inc. (Leisure Products)	1,162	99,873
Polycom, Inc.* (Communications Equipment)	2,490	31,349
PolyOne Corp. (Chemicals)	1,494	47,449
Post Holdings, Inc.* (Food Products)	2,158	133,149
Post Properties, Inc. (Real Estate Investment Trusts)	996	58,923
Potlatch Corp. (Real Estate Investment Trusts)	664	20,079
Primerica, Inc. (Insurance)	996	47,041
PTC, Inc.* (Software)	2,324	80,480
Rackspace Hosting, Inc.* (Internet Software & Services)	1,992	50,437
Raymond James Financial, Inc. (Capital Markets)	1,992	115,476
Regency Centers Corp. (Real Estate Investment Trusts)	3,320	226,158
RenaissanceRe Holdings, Ltd. (Insurance)	664	75,158
ResMed, Inc. (Health Care Equipment & Supplies)	4,980	267,376
Rollins, Inc. (Commercial Services & Supplies)	3,320	85,988
RPM International, Inc. (Chemicals)	2,490	109,709
SEI Investments Co. (Capital Markets)	4,814	252,254
Sensient Technologies Corp. (Chemicals)	830	52,141
Service Corp. International (Diversified Consumer Services)	6,972	181,411
Signature Bank* (Banks)	1,826	280,055
Silgan Holdings, Inc. (Containers & Packaging)	664	35,670
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	996	48,346
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	1,992	218,263
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	4,648	140,416

See accompanying notes to financial statements.

86 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
SolarWinds, Inc.* (Software)	2,158	$127,106
Solera Holdings, Inc. (Software)	2,324	127,425
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,328	142,508
StanCorp Financial Group, Inc. (Insurance)	996	113,424
STERIS PLC (Health Care Equipment & Supplies)	3,005	226,397
SUPERVALU, Inc.* (Food & Staples Retailing)	4,980	33,764
SVB Financial Group* (Banks)	1,826	217,111
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,328	106,692
Synopsys, Inc.* (Software)	3,652	166,568
Synovus Financial Corp. (Banks)	2,490	80,626
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,992	65,138
Taubman Centers, Inc. (Real Estate Investment Trusts)	996	76,413
Teleflex, Inc. (Health Care Equipment & Supplies)	830	109,104
Tempur Sealy International, Inc.* (Household Durables)	2,158	152,053
The Boston Beer Co., Inc.*—Class A (Beverages)	166	33,517
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	830	38,271
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	830	111,386
The Hain Celestial Group, Inc.* (Food Products)	1,992	80,457
The Scotts Miracle-Gro Co.—Class A (Chemicals)	996	64,252
The Toro Co. (Machinery)	1,992	145,556
The Ultimate Software Group, Inc.* (Software)	996	194,728
The Valspar Corp. (Chemicals)	1,494	123,928
The Wendy’s Co. (Hotels, Restaurants & Leisure)	7,802	84,028
The WhiteWave Foods Co.* (Food Products)	6,142	238,985
Thor Industries, Inc. (Automobiles)	830	46,605
Toll Brothers, Inc.* (Household Durables)	5,810	193,473
Tootsie Roll Industries, Inc. (Food Products)	332	10,488
Towers Watson & Co.—Class A (Professional Services)	1,494	191,919
TreeHouse Foods, Inc.* (Food Products)	664	52,097
TRI Pointe Group, Inc.* (Household Durables)	2,822	35,755
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,652	78,335
Tyler Technologies, Inc.* (Software)	1,162	202,560
UDR, Inc. (Real Estate Investment Trusts)	9,296	349,251
United Therapeutics Corp.* (Biotechnology)	1,660	259,973
Urban Edge Properties (Real Estate Investment Trusts)	1,826	42,820
VCA, Inc.* (Health Care Providers & Services)	2,822	155,210
Vista Outdoor, Inc.* (Leisure Products)	2,158	96,053
Wabtec Corp. (Machinery)	2,158	153,478
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,328	38,060
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,992	47,469
Waste Connections, Inc. (Commercial Services & Supplies)	4,316	243,077
Watsco, Inc. (Trading Companies & Distributors)	664	77,774
Webster Financial Corp. (Banks)	1,826	67,909
Weingarten Realty Investors (Real Estate Investment Trusts)	3,984	137,767
WellCare Health Plans, Inc.* (Health Care Providers & Services)	664	51,931
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,660	99,965
WEX, Inc.* (IT Services)	830	73,372
WGL Holdings, Inc. (Gas Utilities)	996	62,738
Williams-Sonoma, Inc. (Specialty Retail)	1,494	87,265
WisdomTree Investments, Inc. (Capital Markets)	3,984	62,469
Woodward, Inc. (Machinery)	830	41,218
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,826	127,181
TOTAL COMMON STOCKS (Cost $20,263,303)		26,754,252

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $23,001	$23,000	$23,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,000)		23,000
TOTAL INVESTMENT SECURITIES (Cost $20,286,303)—100.2%		26,777,252
Net other assets (liabilities)—(0.2)%		(45,414)
NET ASSETS—100.0%		$26,731,838

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$175,620	0.7%
Airlines	612,759	2.3%
Auto Components	100,991	0.4%
Automobiles	46,605	0.2%
Banks	1,296,948	4.9%
Beverages	33,517	0.1%
Biotechnology	259,973	1.0%
Building Products	703,319	2.6%
Capital Markets	617,842	2.3%
Chemicals	618,081	2.3%
Commercial Services & Supplies	503,873	1.9%
Communications Equipment	335,026	1.3%
Construction & Engineering	33,705	0.1%
Construction Materials	110,345	0.4%
Containers & Packaging	351,942	1.3%
Distributors	319,708	1.2%
Diversified Consumer Services	181,411	0.7%
Diversified Financial Services	824,464	3.1%
Electric Utilities	56,440	0.2%
Electrical Equipment	433,160	1.6%
Electronic Equipment, Instruments & Components	569,768	2.1%
Food & Staples Retailing	113,743	0.4%
Food Products	826,735	3.2%
Gas Utilities	217,060	0.8%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 87

	Value	% of Net Assets
Health Care Equipment & Supplies	$1,935,423	7.2%
Health Care Providers & Services	997,763	3.7%
Health Care Technology	45,955	0.2%
Hotels, Restaurants & Leisure	906,518	3.4%
Household Durables	936,225	3.5%
Household Products	33,924	0.1%
Insurance	713,339	2.7%
Internet Software & Services	187,089	0.7%
IT Services	1,597,700	6.0%
Leisure Products	271,388	1.0%
Life Sciences Tools & Services	715,128	2.7%
Machinery	765,231	2.8%
Media	371,608	1.4%
Metals & Mining	49,979	0.2%
Paper & Forest Products	56,804	0.2%
Personal Products	82,527	0.3%
Pharmaceuticals	159,304	0.6%
Professional Services	263,254	1.0%
Real Estate Investment Trusts	3,410,040	12.7%
Real Estate Management & Development	323,982	1.2%
Road & Rail	68,639	0.3%
Semiconductors & Semiconductor Equipment	417,065	1.6%
Software	2,243,218	8.3%
Specialty Retail	292,558	1.1%
Textiles, Apparel & Luxury Goods	332,483	1.2%
Thrifts & Mortgage Finance	47,469	0.2%
Trading Companies & Distributors	77,774	0.3%
Water Utilities	108,830	0.4%
Other**	(22,414)	(0.1)%
Total	$26,731,838	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

88 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$20,286,303
Securities, at value	26,754,252
Repurchase agreements, at value	23,000
Total Investment Securities, at value	26,777,252
Cash	9,176
Dividends and interest receivable	18,343
Prepaid expenses	1,655
TOTAL ASSETS	26,806,426

LIABILITIES:
Payable for investments purchased	8,622
Payable for capital shares redeemed	16,283
Advisory fees payable	14,842
Management services fees payable	1,979
Administration fees payable	766
Administrative services fees payable	8,443
Distribution fees payable	6,757
Transfer agency fees payable	2,303
Fund accounting fees payable	904
Compliance services fees payable	130
Other accrued expenses	13,559
TOTAL LIABILITIES	74,588
NET ASSETS	$26,731,838

NET ASSETS CONSIST OF:
Capital	$20,486,793
Accumulated net realized gains (losses) on investments	(245,904)
Net unrealized appreciation (depreciation) on investments	6,490,949
NET ASSETS	$26,731,838

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	646,726
Net Asset Value (offering and redemption price per share)	$41.33

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$343,804
Interest	20
TOTAL INVESTMENT INCOME	343,824

EXPENSES:
Advisory fees	216,175
Management services fees	28,823
Administration fees	10,573
Transfer agency fees	15,227
Administrative services fees	95,650
Distribution fees	72,058
Custody fees	11,726
Fund accounting fees	14,948
Trustee fees	689
Compliance services fees	367
Other fees	24,754
Total Gross Expenses before reductions	490,990
Expenses reduced and reimbursed by the Advisor	(6,757)
TOTAL NET EXPENSES	484,233
NET INVESTMENT INCOME (LOSS)	(140,409)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	982,052
Change in net unrealized appreciation/depreciation on investments	(1,453,023)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(470,971)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(611,380)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 89

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(140,409)	$(172,195)
Net realized gains (losses) on investments	982,052	5,699,102
Change in net unrealized appreciation/depreciation on investments	(1,453,023)	(4,302,788)
Change in net assets resulting from operations	(611,380)	1,224,119

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(4,833,027)	(2,182,548)
Change in net assets resulting from distributions	(4,833,027)	(2,182,548)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	57,487,232	34,949,194
Distributions reinvested	4,833,027	2,182,548
Value of shares redeemed	(55,346,673)	(45,951,727)
Change in net assets resulting from capital transactions	6,973,586	(8,819,985)
Change in net assets	1,529,179	(9,778,414)

NET ASSETS:
Beginning of period	25,202,659	34,981,073
End of period	$26,731,838	$25,202,659

SHARE TRANSACTIONS:
Issued	1,245,825	729,177
Reinvested	112,605	47,716
Redeemed	(1,234,513)	(953,284)
Change in shares	123,917	(176,391)

See accompanying notes to financial statements.

90 :: ProFund VP Mid-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$48.21	$50.03	$38.33	$33.22	$34.21

Investment Activities:
Net investment income (loss)(a)	(0.22)	(0.31)	(0.27)	(0.24)	(0.35)
Net realized and unrealized gains (losses) on investments	0.63 (b)	3.01	11.97	5.35	(0.64)
Total income (loss) from investment activities	0.41	2.70	11.70	5.11	(0.99)

Distributions to Shareholders From:
Net realized gains on investments	(7.29)	(4.52)	—	—	—

Net Asset Value, End of Period	$41.33	$48.21	$50.03	$38.33	$33.22

Total Return	0.28%	5.89%	30.52%	15.38%	(2.89)%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.79%	1.79%	1.87%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.49)%	(0.65)%	(0.60)%	(0.65)%	(0.99)%

Supplemental Data:
Net assets, end of period (000’s)	$26,732	$25,203	$34,981	$30,224	$32,548
Portfolio turnover rate(c)	215%	159%	149%	212%	348%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Value :: 91

ProFund VP Small-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -8.28%. For the same period, the Index had a return of -6.67%(1) and a volatility of 15.91%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. It is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Value	-8.28%	8.28%	5.15%
S&P SmallCap 600 Value Index	-6.67%	10.37%	7.17%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	1.70%	1.70%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
EMCOR Group, Inc.	1.0%
New Jersey Resources Corp.	1.0%
Southwest Gas Corp.	0.9%
The Laclede Group, Inc.	0.9%
NorthWestern Corp.	0.9%

S&P SmallCap 600 Value Index — Composition

% of Index
Financials	24%
Industrials	19%
Information Technology	15%
Consumer Discretionary	15%
Utilities	7%
Materials	6%
Health Care	6%
Energy	4%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

92 :: ProFund VP Small-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.2%)

	Shares	Value
A. Schulman, Inc. (Chemicals)	2,002	$61,341
AAR Corp. (Aerospace & Defense)	2,275	59,810
Abaxis, Inc. (Health Care Equipment & Supplies)	546	30,401
ABM Industries, Inc. (Commercial Services & Supplies)	3,822	108,813
Actuant Corp.—Class A (Machinery)	4,095	98,116
Adeptus Health, Inc.*—Class A (Health Care Providers & Services)	273	14,884
ADTRAN, Inc. (Communications Equipment)	3,367	57,980
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,001	28,258
Aegion Corp.* (Construction & Engineering)	2,457	47,445
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,274	19,951
Aerovironment, Inc.* (Aerospace & Defense)	1,456	42,908
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	546	5,455
Agree Realty Corp. (Real Estate Investment Trusts)	546	18,559
Air Methods Corp.* (Health Care Providers & Services)	1,092	45,788
AK Steel Holding Corp.* (Metals & Mining)	6,097	13,657
Albany International Corp.—Class A (Machinery)	1,001	36,587
ALLETE, Inc. (Electric Utilities)	3,094	157,268
Amedisys, Inc.* (Health Care Providers & Services)	819	32,203
American Assets Trust, Inc. (Real Estate Investment Trusts)	819	31,409
American Equity Investment Life Holding Co. (Insurance)	5,551	133,392
American Public Education, Inc.* (Diversified Consumer Services)	1,092	20,322
American Science & Engineering, Inc. (Aerospace & Defense)	273	11,297
American States Water Co. (Water Utilities)	910	38,175
American Vanguard Corp. (Chemicals)	910	12,749
Analogic Corp. (Health Care Equipment & Supplies)	455	37,583
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,820	22,095
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	273	12,319
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	364	13,890
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,911	115,404
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,730	110,538
ArcBest Corp. (Road & Rail)	1,638	35,037
Archrock, Inc. (Energy Equipment & Services)	4,732	35,585
Arctic Cat, Inc. (Leisure Products)	910	14,906
Astec Industries, Inc. (Machinery)	1,274	51,852
Astoria Financial Corp. (Thrifts & Mortgage Finance)	6,188	98,079
Atlantic Tele-Network, Inc. (Diversified Telecommunication Services)	364	28,476
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,729	71,477
Avista Corp. (Multi-Utilities)	4,277	151,277
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	364	21,327
Barnes & Noble Education, Inc.* (Specialty Retail)	2,639	26,258
Barnes & Noble, Inc. (Specialty Retail)	4,277	37,253
Barnes Group, Inc. (Machinery)	1,638	57,969
Basic Energy Services, Inc.* (Energy Equipment & Services)	2,639	7,073
Bel Fuse, Inc.—Class B (Communications Equipment)	637	11,014
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,458	71,477
Big 5 Sporting Goods Corp. (Specialty Retail)	1,274	12,727
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	91	29,650
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	3,458	13,590
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	546	23,735
Black Box Corp. (Communications Equipment)	1,092	10,407
Blucora, Inc.* (Internet Software & Services)	2,821	27,646
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	1,456	56,566
Boise Cascade Co.* (Paper & Forest Products)	2,639	67,374
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,821	14,867
Boston Private Financial Holdings, Inc. (Banks)	5,733	65,012
Bottomline Technologies, Inc.* (Software)	1,183	35,171
Brady Corp.—Class A (Commercial Services & Supplies)	1,638	37,641
Briggs & Stratton Corp. (Machinery)	3,003	51,952
Bristow Group, Inc. (Energy Equipment & Services)	2,366	61,279
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	1,911	21,977
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	4,641	49,566
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	1,638	71,711
CACI International, Inc.*—Class A (IT Services)	1,638	151,975
Calamos Asset Management, Inc.—Class A (Capital Markets)	1,183	11,451
CalAmp Corp.* (Communications Equipment)	1,001	19,950
Caleres, Inc. (Specialty Retail)	3,003	80,540
Calgon Carbon Corp. (Chemicals)	3,549	61,220
Callaway Golf Co. (Leisure Products)	2,184	20,573
Capella Education Co. (Diversified Consumer Services)	728	33,648
Capstead Mortgage Corp. (Real Estate Investment Trusts)	6,552	57,264
CARBO Ceramics, Inc. (Energy Equipment & Services)	1,365	23,478
Cardinal Financial Corp. (Banks)	637	14,492
Cardtronics, Inc.* (IT Services)	819	27,559
Career Education Corp.* (Diversified Consumer Services)	4,641	16,847
CareTrust REIT, Inc. (Real Estate Investment Trusts)	910	9,965
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,456	43,068
Cash America International, Inc. (Consumer Finance)	1,729	51,784
CDI Corp. (Professional Services)	1,001	6,767

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 93

Common Stocks, continued

	Shares	Value
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	2,002	$14,174
Celadon Group, Inc. (Road & Rail)	1,911	18,900
Central Garden & Pet Co.* (Household Products)	637	8,612
Central Garden & Pet Co.*—Class A (Household Products)	2,275	30,940
Central Pacific Financial Corp. (Banks)	819	18,034
Century Aluminum Co.* (Metals & Mining)	3,367	14,882
Chart Industries, Inc.* (Machinery)	2,093	37,590
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	2,912	18,258
Chesapeake Lodging Trust (Real Estate Investment Trusts)	4,095	103,030
Ciber, Inc.* (IT Services)	4,914	17,248
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	5,005	18,018
CIRCOR International, Inc. (Machinery)	1,092	46,028
City Holding Co. (Banks)	455	20,766
Clearwater Paper Corp.* (Paper & Forest Products)	1,183	53,862
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,186	8,707
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	728	47,400
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	637	7,689
Columbia Banking System, Inc. (Banks)	1,092	35,501
Community Bank System, Inc. (Banks)	1,274	50,884
Computer Programs & Systems, Inc. (Health Care Technology)	364	18,109
comScore, Inc.* (Internet Software & Services)	728	29,957
Comtech Telecommunications Corp. (Communications Equipment)	1,092	21,938
CONMED Corp. (Health Care Equipment & Supplies)	728	32,068
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,911	40,035
Constant Contact, Inc.* (Internet Software & Services)	728	21,287
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,183	7,583
Core-Mark Holding Co., Inc. (Distributors)	728	59,652
Cousins Properties, Inc. (Real Estate Investment Trusts)	5,824	54,920
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	5,005	51,251
CryoLife, Inc. (Health Care Equipment & Supplies)	910	9,810
CSG Systems International, Inc. (IT Services)	546	19,645
CTS Corp. (Electronic Equipment, Instruments & Components)	2,275	40,131
Cubic Corp. (Aerospace & Defense)	1,456	68,796
Curtiss-Wright Corp. (Aerospace & Defense)	1,729	118,437
CVB Financial Corp. (Banks)	2,184	36,953
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,639	23,012
Darling Ingredients, Inc.* (Food Products)	11,284	118,708
DHI Group, Inc.* (Internet Software & Services)	1,001	9,179
Diamond Foods, Inc.* (Food Products)	819	31,572
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	6,279	60,592
Digi International, Inc.* (Communications Equipment)	728	8,285
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	2,093	36,607
DineEquity, Inc. (Hotels, Restaurants & Leisure)	637	53,935
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,639	60,644
Dorman Products, Inc.* (Auto Components)	728	34,558
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,456	13,745
DTS, Inc.* (Electronic Equipment, Instruments & Components)	546	12,329
DXP Enterprises, Inc.* (Trading Companies & Distributors)	910	20,748
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,001	55,666
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,729	35,254
eHealth, Inc.* (Insurance)	728	7,265
El Paso Electric Co. (Electric Utilities)	2,730	105,105
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	1,911	9,918
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,001	46,787
EMCOR Group, Inc. (Construction & Engineering)	4,277	205,467
Enanta Pharmaceuticals, Inc.* (Biotechnology)	910	30,048
Encore Capital Group, Inc.* (Consumer Finance)	1,638	47,633
Encore Wire Corp. (Electrical Equipment)	1,456	54,003
EnerSys (Electrical Equipment)	3,003	167,958
Engility Holdings, Inc.* (Aerospace & Defense)	1,183	38,424
Enova International, Inc.* (Consumer Finance)	1,820	12,030
EnPro Industries, Inc. (Machinery)	1,547	67,820
Epiq Systems, Inc. (Software)	2,184	28,545
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	182	16,973
EPR Properties (Real Estate Investment Trusts)	2,275	132,973
Era Group, Inc.* (Energy Equipment & Services)	1,274	14,205
ESCO Technologies, Inc. (Machinery)	910	32,887
Essendant, Inc. (Commercial Services & Supplies)	2,548	82,835
Ethan Allen Interiors, Inc. (Household Durables)	1,820	50,633
ExamWorks Group, Inc.* (Health Care Providers & Services)	1,365	36,309
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,729	10,599
Express, Inc.* (Specialty Retail)	4,914	84,914
Exterran Corp.* (Energy Equipment & Services)	2,366	37,974
EZCORP, Inc.*—Class A (Consumer Finance)	3,549	17,710
F.N.B. Corp. (Banks)	12,012	160,239
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,183	34,922
Federal Signal Corp. (Machinery)	1,274	20,193
First BanCorp.* (Banks)	7,917	25,730
First Cash Financial Services, Inc.* (Consumer Finance)	1,911	71,528
First Commonwealth Financial Corp. (Banks)	2,093	18,984
First Financial Bancorp (Banks)	4,186	75,641
First NBC Bank Holding Co.* (Banks)	455	17,012
Five Below, Inc.* (Specialty Retail)	2,184	70,106
Flotek Industries, Inc.* (Chemicals)	3,640	41,642
Forestar Group, Inc.* (Real Estate Management & Development)	1,274	13,938
Forrester Research, Inc. (IT Services)	273	7,775
Forward Air Corp. (Air Freight & Logistics)	637	27,397
Franklin Electric Co., Inc. (Electrical Equipment)	1,547	41,815
Franklin Street Properties Corp. (Real Estate Investment Trusts)	6,097	63,104
Fred’s, Inc.—Class A (Multiline Retail)	2,366	38,731
FTD Cos., Inc.* (Internet & Catalog Retail)	1,274	33,341

See accompanying notes to financial statements.

94 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
FutureFuel Corp. (Chemicals)	1,547	$20,885
G & K Services, Inc.—Class A (Commercial Services & Supplies)	728	45,791
Gannett Co., Inc. (Media)	7,917	128,969
General Cable Corp. (Electrical Equipment)	3,367	45,219
Genesco, Inc.* (Specialty Retail)	1,547	87,916
Geospace Technologies Corp.* (Energy Equipment & Services)	910	12,804
Getty Realty Corp. (Real Estate Investment Trusts)	546	9,364
Gibraltar Industries, Inc.* (Building Products)	1,092	27,780
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,001	44,304
Glacier Bancorp, Inc. (Banks)	1,729	45,870
Government Properties Income Trust (Real Estate Investment Trusts)	3,276	51,990
Greatbatch, Inc.* (Health Care Equipment & Supplies)	637	33,443
Green Dot Corp.*—Class A (Consumer Finance)	3,185	52,298
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,457	56,266
Greenhill & Co., Inc. (Capital Markets)	1,183	33,846
Group 1 Automotive, Inc. (Specialty Retail)	1,547	117,109
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	910	9,519
GulfMark Offshore, Inc.*—Class A (Energy Equipment & Services)	1,729	8,074
H.B. Fuller Co. (Chemicals)	3,458	126,114
Haemonetics Corp.* (Health Care Equipment & Supplies)	2,002	64,544
Hanger, Inc.* (Health Care Providers & Services)	2,457	40,418
Harmonic, Inc.* (Communications Equipment)	5,915	24,074
Harsco Corp. (Machinery)	5,460	43,025
Harte-Hanks, Inc. (Media)	3,185	10,319
Haverty Furniture Cos., Inc. (Specialty Retail)	1,365	29,266
Hawkins, Inc. (Chemicals)	637	22,785
Haynes International, Inc. (Metals & Mining)	819	30,049
HCI Group, Inc. (Insurance)	273	9,514
HealthEquity, Inc.* (Health Care Providers & Services)	1,001	25,095
Healthways, Inc.* (Health Care Providers & Services)	2,184	28,108
Heartland Express, Inc. (Road & Rail)	2,002	34,074
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,734	35,421
Hibbett Sports, Inc.* (Specialty Retail)	1,547	46,781
Hillenbrand, Inc. (Machinery)	1,365	40,445
HMS Holdings Corp.* (Health Care Technology)	5,915	72,990
Horace Mann Educators Corp. (Insurance)	2,821	93,601
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	2,184	21,709
Hub Group, Inc.*—Class A (Air Freight & Logistics)	2,457	80,959
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,276	22,375
ICU Medical, Inc.* (Health Care Equipment & Supplies)	273	30,789
Independent Bank Corp. (Banks)	546	25,400
Infinity Property & Casualty Corp. (Insurance)	728	59,863
Innophos Holdings, Inc. (Chemicals)	1,274	36,921
Inogen, Inc.* (Health Care Equipment & Supplies)	364	14,593
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,548	64,006
Insperity, Inc. (Professional Services)	546	26,290
Inter Parfums, Inc. (Personal Products)	1,183	28,179
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,274	55,547
Interactive Intelligence Group, Inc.* (Software)	637	20,015
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	2,639	41,195
INTL FCStone, Inc.* (Capital Markets)	1,092	36,538
Intrepid Potash, Inc.* (Chemicals)	3,822	11,275
Invacare Corp. (Health Care Equipment & Supplies)	2,002	34,815
Investment Technology Group, Inc. (Capital Markets)	1,001	17,037
Iridium Communications, Inc.* (Diversified Telecommunication Services)	5,551	46,684
iRobot Corp.* (Household Durables)	1,092	38,657
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,548	92,187
Ixia* (Communications Equipment)	1,547	19,229
J & J Snack Foods Corp. (Food Products)	364	42,468
Kaiser Aluminum Corp. (Metals & Mining)	455	38,065
Kaman Corp.—Class A (Trading Companies & Distributors)	1,820	74,274
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,002	45,225
Kelly Services, Inc.—Class A (Professional Services)	2,002	32,332
Kindred Healthcare, Inc. (Health Care Providers & Services)	5,733	68,280
Kirkland’s, Inc. (Specialty Retail)	1,092	15,834
Kite Realty Group Trust (Real Estate Investment Trusts)	5,733	148,656
Knight Transportation, Inc. (Road & Rail)	2,184	52,918
Koppers Holdings, Inc.* (Chemicals)	1,365	24,911
Kraton Performance Polymers, Inc.* (Chemicals)	2,093	34,765
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	4,823	56,284
Landauer, Inc. (Health Care Providers & Services)	182	5,991
La-Z-Boy, Inc. (Household Durables)	1,729	42,222
Lexington Realty Trust (Real Estate Investment Trusts)	14,469	115,752
Lindsay Corp. (Machinery)	728	52,707
Liquidity Services, Inc.* (Internet Software & Services)	1,638	10,647
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	455	48,690
LivePerson, Inc.* (Internet Software & Services)	2,184	14,742
LSB Industries, Inc.* (Chemicals)	1,365	9,896
LTC Properties, Inc. (Real Estate Investment Trusts)	910	39,257
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,820	31,595
Lumentum Holdings, Inc.* (Communications Equipment)	1,911	42,080
Lumos Networks Corp.* (Diversified Telecommunication Services)	1,547	17,326
M/I Homes, Inc.* (Household Durables)	910	19,947
Magellan Health, Inc.* (Health Care Providers & Services)	1,729	106,611
ManTech International Corp.—Class A (IT Services)	1,638	49,533
MarineMax, Inc.* (Specialty Retail)	728	13,410
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,820	103,648
Marten Transport, Ltd. (Road & Rail)	1,638	28,993

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 95

Common Stocks, continued

	Shares	Value
Materion Corp. (Metals & Mining)	1,365	$38,220
Matrix Service Co.* (Energy Equipment & Services)	910	18,691
MB Financial, Inc. (Banks)	1,729	55,968
MedAssets, Inc.* (Health Care Technology)	1,274	39,418
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	8,827	101,599
Medifast, Inc. (Personal Products)	364	11,058
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	819	15,037
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	910	18,673
MicroStrategy, Inc.*—Class A (Software)	273	48,945
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,820	65,520
Mobile Mini, Inc. (Commercial Services & Supplies)	1,456	45,325
Monotype Imaging Holdings, Inc. (Software)	1,092	25,815
Monster Worldwide, Inc.* (Internet Software & Services)	3,094	17,729
Moog, Inc.*—Class A (Aerospace & Defense)	2,275	137,864
Motorcar Parts of America, Inc.* (Auto Components)	546	18,460
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,092	28,075
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	546	34,622
Mueller Industries, Inc. (Machinery)	3,913	106,041
Myers Industries, Inc. (Containers & Packaging)	1,547	20,606
MYR Group, Inc.* (Construction & Engineering)	1,456	30,008
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,001	15,155
National Penn Bancshares, Inc. (Banks)	3,731	46,003
National Presto Industries, Inc. (Aerospace & Defense)	91	7,540
Navigant Consulting, Inc.* (Professional Services)	1,547	24,845
NBT Bancorp, Inc. (Banks)	1,456	40,593
Neenah Paper, Inc. (Paper & Forest Products)	455	28,406
NETGEAR, Inc.* (Communications Equipment)	819	34,324
New Jersey Resources Corp. (Gas Utilities)	5,915	194,958
Newpark Resources, Inc.* (Energy Equipment & Services)	5,733	30,270
Newport Corp.* (Electronic Equipment, Instruments & Components)	2,639	41,881
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,911	7,376
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	7,007	93,823
Northwest Natural Gas Co. (Gas Utilities)	1,911	96,716
NorthWestern Corp. (Multi-Utilities)	3,276	177,723
OFG Bancorp (Banks)	3,003	21,982
Old National Bancorp (Banks)	7,826	106,121
Olympic Steel, Inc. (Metals & Mining)	637	7,376
Orion Marine Group, Inc.* (Construction & Engineering)	1,911	7,969
Oritani Financial Corp. (Thrifts & Mortgage Finance)	819	13,514
Outerwall, Inc. (Specialty Retail)	455	16,626
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	455	29,038
P.H. Glatfelter Co. (Paper & Forest Products)	3,003	55,375
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	1,365	20,557
Parkway Properties, Inc. (Real Estate Investment Trusts)	5,551	86,762
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	728	38,861
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	2,912	63,685
Perficient, Inc.* (IT Services)	1,092	18,695
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	819	15,086
PetMed Express, Inc. (Internet & Catalog Retail)	546	9,358
PharMerica Corp.* (Health Care Providers & Services)	2,093	73,255
Pioneer Energy Services Corp.* (Energy Equipment & Services)	4,459	9,676
Piper Jaffray Cos.* (Capital Markets)	1,001	40,440
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,275	79,443
Powell Industries, Inc. (Electrical Equipment)	637	16,581
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	728	35,403
PRA Group, Inc.* (Consumer Finance)	1,183	41,038
ProAssurance Corp. (Insurance)	1,638	79,492
Progress Software Corp.* (Software)	1,365	32,760
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	4,004	80,681
PS Business Parks, Inc. (Real Estate Investment Trusts)	546	47,737
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	5,733	69,942
Quaker Chemical Corp. (Chemicals)	455	35,153
Quality Systems, Inc. (Health Care Technology)	1,365	22,004
Quanex Building Products Corp. (Building Products)	819	17,076
QuinStreet, Inc.* (Internet Software & Services)	2,457	10,541
Rayonier Advanced Materials, Inc. (Chemicals)	2,912	28,508
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	455	28,092
Regis Corp.* (Diversified Consumer Services)	2,639	37,342
Republic Airways Holdings, Inc.* (Airlines)	3,458	13,590
Resources Connection, Inc. (Professional Services)	1,001	16,356
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	364	19,681
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	3,276	3,440
Roadrunner Transportation Systems, Inc.* (Road & Rail)	2,093	19,737
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,911	51,177
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,183	61,007
Rovi Corp.* (Software)	5,642	93,995
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	4,277	23,566
Ruckus Wireless, Inc.* (Communications Equipment)	3,731	39,959
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	728	10,352
S&T Bancorp, Inc. (Banks)	819	25,242
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	4,459	90,206
Safety Insurance Group, Inc. (Insurance)	1,001	56,436
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	819	13,030
Saia, Inc.* (Road & Rail)	1,729	38,470
Sanderson Farms, Inc. (Food Products)	1,365	105,815

See accompanying notes to financial statements.

96 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	5,369	$110,494
Saul Centers, Inc. (Real Estate Investment Trusts)	273	13,997
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,820	58,640
Scholastic Corp. (Media)	1,820	70,179
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	2,093	87,885
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,820	16,325
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,092	57,396
Select Comfort Corp.* (Specialty Retail)	1,274	27,276
Select Medical Holdings Corp. (Health Care Providers & Services)	7,189	85,621
Selective Insurance Group, Inc. (Insurance)	1,820	61,116
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,730	51,652
Seneca Foods Corp.*—Class A (Food Products)	455	13,186
Simpson Manufacturing Co., Inc. (Building Products)	1,092	37,292
Sizmek, Inc.* (Media)	1,365	4,982
SkyWest, Inc. (Airlines)	3,458	65,771
Snyder’s-Lance, Inc. (Food Products)	1,547	53,062
Sonic Automotive, Inc.—Class A (Specialty Retail)	2,184	49,708
South Jersey Industries, Inc. (Gas Utilities)	4,732	111,297
Southside Bancshares, Inc. (Banks)	1,638	39,345
Southwest Gas Corp. (Gas Utilities)	3,276	180,704
SpartanNash Co. (Food & Staples Retailing)	2,548	55,139
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,730	16,462
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,456	26,674
SPX Corp. (Machinery)	2,821	26,320
SPX FLOW, Inc.* (Machinery)	2,821	78,734
Stage Stores, Inc. (Specialty Retail)	2,184	19,896
Standard Motor Products, Inc. (Auto Components)	1,365	51,938
Standex International Corp. (Machinery)	273	22,700
Stein Mart, Inc. (Specialty Retail)	2,002	13,473
Stepan Co. (Chemicals)	1,274	63,305
Sterling Bancorp (Banks)	2,730	44,281
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,911	57,751
Stewart Information Services Corp. (Insurance)	1,547	57,750
Stillwater Mining Co.* (Metals & Mining)	8,281	70,969
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	2,821	12,102
Strayer Education, Inc.* (Diversified Consumer Services)	728	43,767
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,638	19,574
SunCoke Energy, Inc. (Metals & Mining)	4,368	15,157
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,274	31,226
Superior Industries International, Inc. (Auto Components)	1,547	28,496
Sykes Enterprises, Inc.* (IT Services)	728	22,408
Tangoe, Inc.* (Software)	2,548	21,378
TeleTech Holdings, Inc. (IT Services)	273	7,619
Tennant Co. (Machinery)	637	35,838
Tesco Corp. (Energy Equipment & Services)	2,639	19,106
Tetra Tech, Inc. (Commercial Services & Supplies)	4,004	104,184
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,548	19,161
Texas Capital Bancshares, Inc.* (Banks)	1,365	67,458
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,092	39,061
The Andersons, Inc. (Food & Staples Retailing)	1,820	57,566
The Brink’s Co. (Commercial Services & Supplies)	3,367	97,172
The Buckle, Inc. (Specialty Retail)	1,911	58,821
The Cato Corp.—Class A (Specialty Retail)	1,820	67,012
The Children’s Place, Inc. (Specialty Retail)	1,365	75,348
The E.W. Scripps Co.—Class A (Media)	2,002	38,038
The Ensign Group, Inc. (Health Care Providers & Services)	910	20,593
The Finish Line, Inc.—Class A (Specialty Retail)	3,094	55,940
The GEO Group, Inc. (Real Estate Investment Trusts)	5,005	144,694
The Greenbrier Cos., Inc. (Machinery)	1,820	59,368
The Laclede Group, Inc. (Gas Utilities)	3,003	178,408
The Marcus Corp. (Hotels, Restaurants & Leisure)	546	10,358
The Medicines Co.* (Pharmaceuticals)	1,911	71,357
The Men’s Wearhouse, Inc. (Specialty Retail)	3,276	48,092
The Navigators Group, Inc.* (Insurance)	728	62,455
The Pep Boys—Manny, Moe & Jack* (Specialty Retail)	3,731	68,688
The Providence Service Corp.* (Health Care Providers & Services)	364	17,079
Tidewater, Inc. (Energy Equipment & Services)	3,185	22,168
TimkenSteel Corp. (Metals & Mining)	2,639	22,115
Titan International, Inc. (Machinery)	3,003	11,832
Tompkins Financial Corp. (Banks)	273	15,332
TopBuild Corp.* (Household Durables)	1,092	33,601
Tredegar Corp. (Chemicals)	1,729	23,549
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	6,552	40,229
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,368	28,436
Tuesday Morning Corp.* (Multiline Retail)	3,003	19,520
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	2,002	33,293
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,365	25,566
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	1,820	36,072
UMB Financial Corp. (Banks)	2,912	135,553
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,001	28,178
UniFirst Corp. (Commercial Services & Supplies)	1,001	104,304
Unit Corp.* (Energy Equipment & Services)	3,458	42,188
United Bankshares, Inc. (Banks)	2,002	74,054
United Community Banks, Inc. (Banks)	1,183	23,057
United Fire Group, Inc. (Insurance)	637	24,403
United Insurance Holdings Corp. (Insurance)	1,183	20,229
Universal Corp. (Tobacco)	1,547	86,756
Universal Electronics, Inc.* (Household Durables)	546	28,037
Universal Health Realty Income Trust (Real Estate Investment Trusts)	273	13,653
Universal Technical Institute, Inc. (Diversified Consumer Services)	1,456	6,785
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	819	15,758
UTi Worldwide, Inc.* (Air Freight & Logistics)	6,279	44,141

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 97

Common Stocks, continued

	Shares	Value
VASCO Data Security International, Inc.* (Software)	1,001	$16,747
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,821	58,000
Veritiv Corp.* (Trading Companies & Distributors)	546	19,776
Viad Corp. (Commercial Services & Supplies)	1,365	38,534
ViaSat, Inc.* (Communications Equipment)	1,183	72,175
Viavi Solutions, Inc.* (Communications Equipment)	15,925	96,983
Vicor Corp.* (Electrical Equipment)	364	3,320
Virtus Investment Partners, Inc. (Capital Markets)	182	21,378
Vitamin Shoppe, Inc.* (Specialty Retail)	2,002	65,465
VOXX International Corp.* (Distributors)	1,365	7,180
WageWorks, Inc.* (Professional Services)	1,456	66,059
Watts Water Technologies, Inc.—Class A (Machinery)	1,092	54,240
Wausau Paper Corp. (Paper & Forest Products)	1,729	17,688
Westamerica Bancorp (Banks)	1,001	46,797
Wilshire Bancorp, Inc. (Banks)	1,547	17,868
Winnebago Industries, Inc. (Automobiles)	819	16,298
Wintrust Financial Corp. (Banks)	3,276	158,951
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	7,007	117,088
World Acceptance Corp.* (Consumer Finance)	546	20,257
XO Group, Inc.* (Internet Software & Services)	637	10,230
Zumiez, Inc.* (Specialty Retail)	1,365	20,639
TOTAL COMMON STOCKS (Cost $17,476,091)		20,154,384

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $72,002	$72,000	$72,000
TOTAL REPURCHASE AGREEMENTS (Cost $72,000)		72,000
TOTAL INVESTMENT SECURITIES (Cost $17,548,091)—100.6%		20,226,384
Net other assets (liabilities)—(0.6)%		(129,203)
NET ASSETS—100.0%		$20,097,181

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$505,027	2.5%
Air Freight & Logistics	259,228	1.3%
Airlines	79,361	0.4%
Auto Components	133,452	0.7%
Automobiles	16,298	0.1%
Banks	1,529,123	7.6%
Biotechnology	46,510	0.2%
Building Products	82,148	0.4%
Capital Markets	216,237	1.1%
Chemicals	615,019	3.1%
Commercial Services & Supplies	664,599	3.3%
Communications Equipment	458,398	2.3%
Construction & Engineering	290,889	1.4%
Consumer Finance	314,278	1.6%
Containers & Packaging	20,606	0.1%
Distributors	66,832	0.3%
Diversified Consumer Services	158,711	0.8%
Diversified Telecommunication Services	150,539	0.8%
Electric Utilities	262,373	1.3%
Electrical Equipment	328,896	1.6%
Electronic Equipment, Instruments & Components	1,122,783	5.6%
Energy Equipment & Services	511,343	2.5%
Food & Staples Retailing	112,705	0.6%
Food Products	364,811	1.8%
Gas Utilities	762,083	3.8%
Health Care Equipment & Supplies	342,704	1.7%
Health Care Providers & Services	600,235	3.0%
Health Care Technology	152,521	0.8%
Hotels, Restaurants & Leisure	426,131	2.1%
Household Durables	213,097	1.1%
Household Products	39,552	0.2%
Insurance	665,516	3.3%
Internet & Catalog Retail	42,699	0.2%
Internet Software & Services	151,958	0.8%
IT Services	322,457	1.6%
Leisure Products	35,479	0.2%
Machinery	1,032,244	5.2%
Media	252,487	1.3%
Metals & Mining	250,490	1.2%
Multiline Retail	58,251	0.3%
Multi-Utilities	329,000	1.6%
Oil, Gas & Consumable Fuels	225,541	1.1%
Paper & Forest Products	355,815	1.8%
Personal Products	39,237	0.2%
Pharmaceuticals	96,706	0.5%
Professional Services	172,649	0.9%
Real Estate Investment Trusts	1,564,340	7.7%
Real Estate Management & Development	13,938	0.1%
Road & Rail	228,129	1.1%
Semiconductors & Semiconductor Equipment	570,650	2.8%
Software	323,371	1.6%
Specialty Retail	1,240,693	6.1%
Technology Hardware, Storage & Peripherals	147,955	0.7%
Textiles, Apparel & Luxury Goods	426,439	2.1%
Thrifts & Mortgage Finance	384,910	1.9%
Tobacco	86,756	0.4%
Trading Companies & Distributors	225,336	1.1%
Water Utilities	38,175	0.2%
Wireless Telecommunication Services	26,674	0.1%
Other**	(57,203)	(0.2)%
Total	$20,097,181	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

98 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$17,548,091
Securities, at value	20,154,384
Repurchase agreements, at value	72,000
Total Investment Securities, at value	20,226,384
Cash	1,952
Dividends and interest receivable	25,577
Receivable for investments sold	47,928
Prepaid expenses	1,367
TOTAL ASSETS	20,303,208

LIABILITIES:
Payable for investments purchased	14,886
Payable for capital shares redeemed	122,688
Advisory fees payable	20,099
Management services fees payable	2,680
Administration fees payable	642
Administrative services fees payable	7,507
Distribution fees payable	7,087
Transfer agency fees payable	1,811
Fund accounting fees payable	757
Compliance services fees payable	110
Other accrued expenses	27,760
TOTAL LIABILITIES	206,027
NET ASSETS	$20,097,181

NET ASSETS CONSIST OF:
Capital	$23,848,817
Accumulated net realized gains (losses) on investments	(6,429,929)
Net unrealized appreciation (depreciation) on investments	2,678,293
NET ASSETS	$20,097,181

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	559,773
Net Asset Value (offering and redemption price per share)	$35.90

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$396,846
Interest	28
Foreign tax withholding	(111)
TOTAL INVESTMENT INCOME	396,763

EXPENSES:
Advisory fees	185,021
Management services fees	24,669
Administration fees	9,079
Transfer agency fees	13,095
Administrative services fees	73,385
Distribution fees	61,674
Custody fees	10,634
Fund accounting fees	14,802
Trustee fees	591
Compliance services fees	308
Printing fees	21,954
Other fees	13,650
Total Gross Expenses before reductions	428,862
Expenses reduced and reimbursed by the Advisor	(14,415)
TOTAL NET EXPENSES	414,447
NET INVESTMENT INCOME (LOSS)	(17,684)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(368,151)
Change in net unrealized appreciation/depreciation on investments	(2,592,729)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,960,880)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,978,564)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 99

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(17,684)	$(3,033)
Net realized gains (losses) on investments	(368,151)	5,211,489
Change in net unrealized appreciation/depreciation on investments	(2,592,729)	(3,976,530)
Change in net assets resulting from operations	(2,978,564)	1,231,926

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,476,250)	(1,172,153)
Change in net assets resulting from distributions	(2,476,250)	(1,172,153)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	48,140,171	37,404,279
Distributions reinvested	2,476,250	1,172,153
Value of shares redeemed	(50,540,015)	(53,305,150)
Change in net assets resulting from capital transactions	76,406	(14,728,718)
Change in net assets	(5,378,408)	(14,668,945)

NET ASSETS:
Beginning of period	25,475,589	40,144,534
End of period	$20,097,181	$25,475,589
Accumulated net investment income (loss)	$—	$926

SHARE TRANSACTIONS:
Issued	1,205,853	918,226
Reinvested	63,903	29,333
Redeemed	(1,311,941)	(1,306,370)
Change in shares	(42,185)	(358,811)

See accompanying notes to financial statements.

100 :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$42.32	$41.78	$30.41	$26.17	$27.30

Investment Activities:
Net investment income (loss)(a)	(0.03)	— (b)	(0.07)	0.08	(0.09)
Net realized and unrealized gains (losses) on investments	(3.24)	2.32	11.51	4.16	(1.04)
Total income (loss) from investment activities	(3.27)	2.32	11.44	4.24	(1.13)

Distributions to Shareholders From:
Net investment income	—	—	(0.07)	—	—
Net realized gains on investments	(3.15)	(1.78)	—	—	—
Total distributions	(3.15)	(1.78)	(0.07)	—	—

Net Asset Value, End of Period	$35.90	$42.32	$41.78	$30.41	$26.17

Total Return	(8.28)%	5.81%	37.67%	16.16%	(4.10)%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.87%	1.88%	1.99%	1.94%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.07)%	(0.01)%	(0.19)%	0.29%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$20,097	$25,476	$40,145	$29,138	$25,208
Portfolio turnover rate(c)	203%	143%	169%	257%	267%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Growth :: 101

ProFund VP Small-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 1.17%. For the same period, the Index had a total return of 2.78%(1) and a volatility of 16.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. It is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Growth	1.17%	10.58%	6.94%
S&P SmallCap 600 Growth Index	2.78%	12.58%	8.80%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Growth	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Piedmont Natural Gas Co., Inc.	1.4%
ABIOMED, Inc.	1.1%
Pool Corp.	1.1%
Heartland Payment Systems, Inc.	1.0%
PrivateBancorp, Inc.	1.0%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financials	24%
Health Care	20%
Information Technology	18%
Industrials	15%
Consumer Discretionary	13%
Materials	3%
Consumer Staples	3%
Utilities	2%
Energy	1%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

102 :: ProFund VP Small-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (99.8%)

	Shares	Value
8x8, Inc.* (Diversified Telecommunication Services)	7,575	$86,733
AAON, Inc. (Building Products)	3,333	77,392
Abaxis, Inc. (Health Care Equipment & Supplies)	1,212	67,484
ABIOMED, Inc.* (Health Care Equipment & Supplies)	3,333	300,904
Acadia Realty Trust (Real Estate Investment Trusts)	5,757	190,844
Aceto Corp. (Health Care Providers & Services)	2,424	65,400
Acorda Therapeutics, Inc.* (Biotechnology)	3,636	155,548
Adeptus Health, Inc.*—Class A (Health Care Providers & Services)	606	33,039
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,121	59,876
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,939	61,685
Affymetrix, Inc.* (Life Sciences Tools & Services)	6,666	67,260
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	606	6,054
Agree Realty Corp. (Real Estate Investment Trusts)	909	30,897
Air Methods Corp.* (Health Care Providers & Services)	1,515	63,524
AK Steel Holding Corp.* (Metals & Mining)	7,272	16,289
Albany International Corp.—Class A (Machinery)	1,212	44,299
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	2,121	42,102
Allegiant Travel Co. (Airlines)	1,212	203,410
Almost Family, Inc.* (Health Care Providers & Services)	606	23,167
Amedisys, Inc.* (Health Care Providers & Services)	1,212	47,656
American Assets Trust, Inc. (Real Estate Investment Trusts)	2,121	81,340
American Science & Engineering, Inc. (Aerospace & Defense)	303	12,538
American States Water Co. (Water Utilities)	1,818	76,265
American Vanguard Corp. (Chemicals)	909	12,735
American Woodmark Corp.* (Building Products)	1,212	96,936
Ameris Bancorp (Banks)	2,121	72,093
AMERISAFE, Inc. (Insurance)	1,515	77,114
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,939	122,306
Analogic Corp. (Health Care Equipment & Supplies)	606	50,056
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	303	13,673
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	606	23,125
Apogee Enterprises, Inc. (Building Products)	2,424	105,468
Atlantic Tele-Network, Inc. (Diversified Telecommunication Services)	303	23,704
AZZ, Inc. (Electrical Equipment)	2,121	117,864
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	4,848	102,049
B&G Foods, Inc.—Class A (Food Products)	4,848	169,777
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	909	53,258
Balchem Corp. (Chemicals)	2,727	165,802
Bank Mutual Corp. (Thrifts & Mortgage Finance)	3,636	28,361
Banner Corp. (Banks)	1,818	83,373
Barnes Group, Inc. (Machinery)	2,424	85,785
BBCN Bancorp, Inc. (Banks)	6,666	114,789
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	909	39,514
Blackbaud, Inc. (Software)	3,939	259,422
Blue Nile, Inc.* (Internet & Catalog Retail)	909	33,751
Bottomline Technologies, Inc.* (Software)	1,818	54,049
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	6,666	132,453
Brady Corp.—Class A (Commercial Services & Supplies)	1,818	41,778
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	3,636	41,814
CalAmp Corp.* (Communications Equipment)	1,818	36,233
Calavo Growers, Inc. (Food Products)	1,212	59,388
Callaway Golf Co. (Leisure Products)	4,848	45,668
Cal-Maine Foods, Inc. (Food Products)	2,727	126,369
Cambrex Corp.* (Life Sciences Tools & Services)	2,727	128,414
Cantel Medical Corp. (Health Care Equipment & Supplies)	3,030	188,284
Cardinal Financial Corp. (Banks)	1,818	41,360
Cardtronics, Inc.* (IT Services)	2,727	91,764
CareTrust REIT, Inc. (Real Estate Investment Trusts)	3,030	33,179
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,727	80,665
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	3,939	27,888
Central Pacific Financial Corp. (Banks)	1,515	33,360
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,818	42,468
Chemed Corp. (Health Care Providers & Services)	1,515	226,946
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	11,211	40,360
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	5,151	152,109
City Holding Co. (Banks)	606	27,658
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,212	78,913
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,212	14,629
Columbia Banking System, Inc. (Banks)	3,636	118,206
Comfort Systems USA, Inc. (Construction & Engineering)	3,030	86,113
Community Bank System, Inc. (Banks)	2,121	84,713
Computer Programs & Systems, Inc. (Health Care Technology)	303	15,074
comScore, Inc.* (Internet Software & Services)	1,818	74,811
CONMED Corp. (Health Care Equipment & Supplies)	1,212	53,389
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,818	38,087

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 103

Common Stocks, continued

	Shares	Value
Constant Contact, Inc.* (Internet Software & Services)	1,818	$53,158
Core-Mark Holding Co., Inc. (Distributors)	909	74,483
CoreSite Realty Corp. (Real Estate Investment Trusts)	2,424	137,489
CorVel Corp.* (Health Care Providers & Services)	909	39,923
Cousins Properties, Inc. (Real Estate Investment Trusts)	9,696	91,433
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,727	44,696
CryoLife, Inc. (Health Care Equipment & Supplies)	909	9,799
CSG Systems International, Inc. (IT Services)	2,121	76,314
Curtiss-Wright Corp. (Aerospace & Defense)	1,818	124,533
CVB Financial Corp. (Banks)	5,454	92,282
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	1,818	81,210
Deltic Timber Corp. (Paper & Forest Products)	909	53,513
Depomed, Inc.* (Pharmaceuticals)	5,151	93,388
DHI Group, Inc.* (Internet Software & Services)	2,424	22,228
Diamond Foods, Inc.* (Food Products)	1,212	46,723
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	9,090	87,719
Digi International, Inc.* (Communications Equipment)	1,212	13,793
DineEquity, Inc. (Hotels, Restaurants & Leisure)	606	51,310
Dorman Products, Inc.* (Auto Components)	1,818	86,300
Drew Industries, Inc. (Auto Components)	2,121	129,148
DTS, Inc.* (Electronic Equipment, Instruments & Components)	909	20,525
Dycom Industries, Inc.* (Construction & Engineering)	2,727	190,781
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,515	84,249
Ebix, Inc. (Software)	2,121	69,548
Education Realty Trust, Inc. (Real Estate Investment Trusts)	4,545	172,165
eHealth, Inc.* (Insurance)	606	6,048
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,727	127,460
Emergent BioSolutions, Inc.* (Biotechnology)	2,424	96,984
Employers Holdings, Inc. (Insurance)	2,727	74,447
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	303	28,258
EPR Properties (Real Estate Investment Trusts)	2,121	123,972
ESCO Technologies, Inc. (Machinery)	1,212	43,802
Evercore Partners, Inc.—Class A (Capital Markets)	3,333	180,216
ExamWorks Group, Inc.* (Health Care Providers & Services)	1,515	40,299
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,818	11,144
ExlService Holdings, Inc.* (IT Services)	2,727	122,524
Exponent, Inc. (Professional Services)	2,121	105,944
Fabrinet* (Electronic Equipment, Instruments & Components)	2,424	57,740
Federal Signal Corp. (Machinery)	3,636	57,631
Financial Engines, Inc. (Capital Markets)	4,242	142,828
First Commonwealth Financial Corp. (Banks)	4,848	43,971
First Financial Bankshares, Inc. (Banks)	5,454	164,547
First Midwest Bancorp, Inc. (Banks)	6,363	117,270
First NBC Bank Holding Co.* (Banks)	909	33,988
Five Below, Inc.* (Specialty Retail)	1,818	58,358
Forestar Group, Inc.* (Real Estate Management & Development)	1,212	13,259
Forrester Research, Inc. (IT Services)	303	8,629
Forward Air Corp. (Air Freight & Logistics)	1,818	78,192
Four Corners Property Trust, Inc.* (Real Estate Investment Trusts)	3,333	80,526
Francesca’s Holdings Corp.* (Specialty Retail)	3,333	58,028
Franklin Electric Co., Inc. (Electrical Equipment)	1,212	32,760
G & K Services, Inc.—Class A (Commercial Services & Supplies)	909	57,176
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	2,424	47,947
Gentherm, Inc.* (Auto Components)	3,030	143,622
Getty Realty Corp. (Real Estate Investment Trusts)	1,515	25,982
Gibraltar Industries, Inc.* (Building Products)	1,212	30,833
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,121	93,876
Glacier Bancorp, Inc. (Banks)	4,242	112,540
Government Properties Income Trust (Real Estate Investment Trusts)	1,818	28,852
Greatbatch, Inc.* (Health Care Equipment & Supplies)	1,212	63,630
Greenhill & Co., Inc. (Capital Markets)	909	26,006
Griffon Corp. (Building Products)	3,030	53,934
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,818	58,612
Hanmi Financial Corp. (Banks)	2,727	64,684
Hawaiian Holdings, Inc.* (Airlines)	3,939	139,165
HCI Group, Inc. (Insurance)	303	10,560
Headwaters, Inc.* (Construction Materials)	6,060	102,232
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	8,484	240,266
Healthcare Services Group, Inc. (Commercial Services & Supplies)	6,060	211,311
HealthEquity, Inc.* (Health Care Providers & Services)	1,515	37,981
HealthStream, Inc.* (Health Care Technology)	2,121	46,662
Heartland Express, Inc. (Road & Rail)	2,424	41,256
Heartland Payment Systems, Inc. (IT Services)	3,030	287,304
Heidrick & Struggles International, Inc. (Professional Services)	1,515	41,238
Helen of Troy, Ltd.* (Household Durables)	2,424	228,462
HFF, Inc.—Class A (Capital Markets)	2,727	84,728
Hillenbrand, Inc. (Machinery)	3,636	107,735
Home BancShares, Inc. (Banks)	5,151	208,718
ICU Medical, Inc.* (Health Care Equipment & Supplies)	909	102,517
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	4,242	78,732
Impax Laboratories, Inc.* (Pharmaceuticals)	5,454	233,213
Independent Bank Corp. (Banks)	1,515	70,478
Inland Real Estate Corp. (Real Estate Investment Trusts)	7,575	80,447
Innospec, Inc. (Chemicals)	2,121	115,192
Inogen, Inc.* (Health Care Equipment & Supplies)	606	24,295
Insperity, Inc. (Professional Services)	909	43,768
Installed Building Products, Inc.* (Household Durables)	1,515	37,617
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,424	164,299
Interactive Brokers Group, Inc.—Class A (Capital Markets)	3,333	145,319
Interactive Intelligence Group, Inc.* (Software)	606	19,041

See accompanying notes to financial statements.

104 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Interface, Inc. (Commercial Services & Supplies)	5,454	$104,390
Investment Technology Group, Inc. (Capital Markets)	1,515	25,785
iRobot Corp.* (Household Durables)	1,212	42,905
Ixia* (Communications Equipment)	3,333	41,429
J & J Snack Foods Corp. (Food Products)	909	106,053
John Bean Technologies Corp. (Machinery)	2,424	120,787
Kaiser Aluminum Corp. (Metals & Mining)	909	76,047
KapStone Paper & Packaging Corp. (Paper & Forest Products)	4,848	109,516
Knight Transportation, Inc. (Road & Rail)	2,424	58,734
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	5,151	14,011
Korn/Ferry International (Professional Services)	4,242	140,750
Landauer, Inc. (Health Care Providers & Services)	606	19,950
Lannett Co., Inc.* (Pharmaceuticals)	2,424	97,251
La-Z-Boy, Inc. (Household Durables)	2,121	51,795
LegacyTexas Financial Group, Inc. (Banks)	3,636	90,973
LendingTree, Inc.* (Thrifts & Mortgage Finance)	606	54,104
LHC Group, Inc.* (Health Care Providers & Services)	1,212	54,891
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,515	164,257
Lithia Motors, Inc.—Class A (Specialty Retail)	2,121	226,246
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	1,212	129,696
LivePerson, Inc.* (Internet Software & Services)	1,515	10,226
LogMeIn, Inc.* (Internet Software & Services)	2,121	142,319
LTC Properties, Inc. (Real Estate Investment Trusts)	1,818	78,429
Lumentum Holdings, Inc.* (Communications Equipment)	1,515	33,360
Luminex Corp.* (Life Sciences Tools & Services)	3,333	71,293
Lydall, Inc.* (Machinery)	1,515	53,752
M/I Homes, Inc.* (Household Durables)	909	19,925
MarineMax, Inc.* (Specialty Retail)	1,212	22,325
Masimo Corp.* (Health Care Equipment & Supplies)	3,636	150,930
Matrix Service Co.* (Energy Equipment & Services)	1,212	24,894
Matson, Inc. (Marine)	3,636	155,003
Matthews International Corp.—Class A (Commercial Services & Supplies)	2,727	145,758
MB Financial, Inc. (Banks)	3,636	117,697
MedAssets, Inc.* (Health Care Technology)	3,333	103,123
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	9,090	104,626
Medidata Solutions, Inc.* (Health Care Technology)	4,545	224,023
Medifast, Inc. (Personal Products)	303	9,205
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,818	33,378
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	2,424	49,740
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,636	67,593
Meritage Homes Corp.* (Household Durables)	3,030	102,990
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	3,333	106,089
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	7,878	256,745
MicroStrategy, Inc.*—Class A (Software)	303	54,325
MiMedx Group, Inc.* (Biotechnology)	8,181	76,656
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,121	76,356
Mobile Mini, Inc. (Commercial Services & Supplies)	2,121	66,027
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,151	76,441
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	909	20,652
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	3,030	193,042
Monotype Imaging Holdings, Inc. (Software)	1,818	42,978
Monro Muffler Brake, Inc. (Specialty Retail)	2,727	180,582
Monster Worldwide, Inc.* (Internet Software & Services)	3,939	22,570
Motorcar Parts of America, Inc.* (Auto Components)	909	30,733
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	606	38,426
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	909	13,762
National Penn Bancshares, Inc. (Banks)	7,272	89,664
National Presto Industries, Inc. (Aerospace & Defense)	303	25,107
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,727	131,032
Navigant Consulting, Inc.* (Professional Services)	2,121	34,063
NBT Bancorp, Inc. (Banks)	1,818	50,686
Neenah Paper, Inc. (Paper & Forest Products)	909	56,749
Nektar Therapeutics* (Pharmaceuticals)	11,211	188,905
Neogen Corp.* (Health Care Equipment & Supplies)	3,030	171,256
NETGEAR, Inc.* (Communications Equipment)	1,515	63,494
NIC, Inc. (Internet Software & Services)	5,151	101,372
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,121	8,187
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	3,939	62,709
Nutrisystem, Inc. (Internet & Catalog Retail)	2,424	52,456
NuVasive, Inc.* (Health Care Equipment & Supplies)	3,939	213,139
Omnicell, Inc.* (Health Care Technology)	3,030	94,172
On Assignment, Inc.* (Professional Services)	3,939	177,059
Oritani Financial Corp. (Thrifts & Mortgage Finance)	2,121	34,997
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,515	134,321
Outerwall, Inc. (Specialty Retail)	909	33,215
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	606	38,675
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	2,424	135,429
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,424	129,393
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	2,121	46,386
Perficient, Inc.* (IT Services)	1,515	25,937
PetMed Express, Inc. (Internet & Catalog Retail)	909	15,580
PGT, Inc.* (Building Products)	3,939	44,865
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,515	45,647
Piedmont Natural Gas Co., Inc. (Gas Utilities)	6,666	380,095
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	5,151	160,300
Pinnacle Financial Partners, Inc. (Banks)	3,030	155,621
Pool Corp. (Distributors)	3,636	293,717

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 105

Common Stocks, continued

	Shares	Value
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	1,818	$106,353
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,515	73,674
PRA Group, Inc.* (Consumer Finance)	2,424	84,089
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	4,242	218,378
PrivateBancorp, Inc. (Banks)	6,666	273,438
ProAssurance Corp. (Insurance)	2,424	117,636
Progress Software Corp.* (Software)	2,424	58,176
PS Business Parks, Inc. (Real Estate Investment Trusts)	909	79,474
Quaker Chemical Corp. (Chemicals)	606	46,820
Quality Systems, Inc. (Health Care Technology)	2,121	34,191
Quanex Building Products Corp. (Building Products)	1,818	37,905
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	9,696	112,377
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	606	37,414
Repligen Corp.* (Biotechnology)	2,727	77,147
Resources Connection, Inc. (Professional Services)	1,818	29,706
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	8,181	146,440
RLI Corp. (Insurance)	3,030	187,102
Ruckus Wireless, Inc.* (Communications Equipment)	2,727	29,206
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,818	25,852
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	3,030	48,238
S&T Bancorp, Inc. (Banks)	1,818	56,031
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	909	14,462
Saul Centers, Inc. (Real Estate Investment Trusts)	606	31,070
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,818	16,307
Select Comfort Corp.* (Specialty Retail)	2,727	58,385
Selective Insurance Group, Inc. (Insurance)	2,424	81,398
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,121	40,129
Simmons First National Corp.—Class A (Banks)	2,424	124,497
Simpson Manufacturing Co., Inc. (Building Products)	2,121	72,432
Snyder’s-Lance, Inc. (Food Products)	2,424	83,143
Sonic Corp. (Hotels, Restaurants & Leisure)	4,242	137,059
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,515	9,135
Stamps.com, Inc.* (Internet Software & Services)	1,212	132,847
Standex International Corp. (Machinery)	606	50,389
Sterling Bancorp (Banks)	6,666	108,123
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,424	73,253
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	1,212	5,199
Sturm, Ruger & Co., Inc. (Leisure Products)	1,515	90,309
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	5,151	61,554
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,515	37,133
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,727	36,651
SurModics, Inc.* (Health Care Equipment & Supplies)	1,212	24,567
Sykes Enterprises, Inc.* (IT Services)	2,424	74,611
Synchronoss Technologies, Inc.* (Software)	3,333	117,421
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	8,181	69,702
Take-Two Interactive Software, Inc.* (Software)	6,969	242,799
Talmer Bancorp, Inc.—Class A (Banks)	5,151	93,285
TASER International, Inc.* (Aerospace & Defense)	4,545	78,583
TeleTech Holdings, Inc. (IT Services)	909	25,370
Tennant Co. (Machinery)	606	34,094
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	3,939	118,209
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,636	27,343
Texas Capital Bancshares, Inc.* (Banks)	2,121	104,820
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	3,939	140,898
The E.W. Scripps Co.—Class A (Media)	1,818	34,542
The Ensign Group, Inc. (Health Care Providers & Services)	3,030	68,569
The Marcus Corp. (Hotels, Restaurants & Leisure)	909	17,244
The Medicines Co.* (Pharmaceuticals)	3,333	124,454
The Providence Service Corp.* (Health Care Providers & Services)	606	28,434
Tompkins Financial Corp. (Banks)	606	34,033
TopBuild Corp.* (Household Durables)	1,818	55,940
TrueBlue, Inc.* (Professional Services)	3,636	93,663
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	2,424	40,311
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	909	48,795
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,727	51,077
United Bankshares, Inc. (Banks)	3,030	112,080
United Community Banks, Inc. (Banks)	3,333	64,960
United Fire Group, Inc. (Insurance)	909	34,824
Universal Electronics, Inc.* (Household Durables)	606	31,118
Universal Forest Products, Inc. (Building Products)	1,818	124,298
Universal Health Realty Income Trust (Real Estate Investment Trusts)	606	30,306
Universal Insurance Holdings, Inc. (Insurance)	2,727	63,212
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	1,212	23,319
US Ecology, Inc. (Commercial Services & Supplies)	1,818	66,248
VASCO Data Security International, Inc.* (Software)	1,212	20,277
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	1,515	52,101
ViaSat, Inc.* (Communications Equipment)	2,424	147,888
Vicor Corp.* (Electrical Equipment)	909	8,290
Virtus Investment Partners, Inc. (Capital Markets)	303	35,590
Virtusa Corp.* (IT Services)	2,121	87,682
WageWorks, Inc.* (Professional Services)	1,212	54,988
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	2,121	61,106
Watts Water Technologies, Inc.—Class A (Machinery)	909	45,150
Wausau Paper Corp. (Paper & Forest Products)	1,515	15,498
WD-40 Co. (Household Products)	1,212	119,564
Westamerica Bancorp (Banks)	909	42,496
Wilshire Bancorp, Inc. (Banks)	3,939	45,495
Winnebago Industries, Inc. (Automobiles)	1,212	24,119
XO Group, Inc.* (Internet Software & Services)	1,212	19,465
TOTAL COMMON STOCKS (Cost $21,109,851)		27,568,299

See accompanying notes to financial statements.

106 :: ProFund VP Small-Cap Growth :: Financial Statements

Repurchase Agreements(a) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $436,010	$436,000	$436,000
TOTAL REPURCHASE AGREEMENTS (Cost $436,000)		436,000
TOTAL INVESTMENT SECURITIES (Cost $21,545,851)—101.4%		28,004,299
Net other assets (liabilities)—(1.4)%		(387,122)
NET ASSETS—100.0%		$27,617,177

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$302,446	1.1%
Air Freight & Logistics	78,192	0.3%
Airlines	342,575	1.2%
Auto Components	389,803	1.4%
Automobiles	24,119	0.1%
Banks	3,047,929	10.9%
Biotechnology	656,168	2.4%
Building Products	644,063	2.3%
Capital Markets	640,472	2.3%
Chemicals	340,549	1.2%
Commercial Services & Supplies	692,688	2.5%
Communications Equipment	365,403	1.3%
Construction & Engineering	276,894	1.0%
Construction Materials	102,232	0.4%
Consumer Finance	84,089	0.3%
Distributors	368,200	1.3%
Diversified Telecommunication Services	236,831	0.9%
Electrical Equipment	158,914	0.6%
Electronic Equipment, Instruments & Components	765,390	2.8%
Energy Equipment & Services	103,314	0.4%
Food Products	591,453	2.2%
Gas Utilities	380,095	1.4%
Health Care Equipment & Supplies	2,047,962	7.4%
Health Care Providers & Services	965,576	3.5%
Health Care Technology	517,245	1.9%
Hotels, Restaurants & Leisure	1,043,171	3.8%
Household Durables	570,752	2.0%
Household Products	119,564	0.4%
Insurance	652,341	2.4%
Internet & Catalog Retail	101,787	0.4%
Internet Software & Services	578,996	2.1%
IT Services	800,135	2.9%
Leisure Products	135,977	0.5%
Life Sciences Tools & Services	309,069	1.1%
Machinery	643,424	2.3%
Marine	155,003	0.6%
Media	34,542	0.1%
Metals & Mining	92,336	0.3%
Oil, Gas & Consumable Fuels	293,146	1.0%
Paper & Forest Products	235,276	0.9%
Personal Products	9,205	NM
Pharmaceuticals	1,066,022	3.9%
Professional Services	721,179	2.6%
Real Estate Investment Trusts	2,118,852	7.7%
Real Estate Management & Development	13,259	NM
Road & Rail	99,990	0.4%
Semiconductors & Semiconductor Equipment	1,204,383	4.4%
Software	938,036	3.4%
Specialty Retail	637,139	2.3%
Technology Hardware, Storage & Peripherals	164,593	0.6%
Textiles, Apparel & Luxury Goods	246,115	0.9%
Thrifts & Mortgage Finance	385,140	1.4%
Water Utilities	76,265	0.3%
Other**	48,878	0.2%
Total	$27,617,177	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 107

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$21,545,851
Securities, at value	27,568,299
Repurchase agreements, at value	436,000
Total Investment Securities, at value	28,004,299
Cash	485
Dividends and interest receivable	35,349
Prepaid expenses	1,749
TOTAL ASSETS	28,041,882

LIABILITIES:
Payable for investments purchased	33,043
Payable for capital shares redeemed	334,927
Advisory fees payable	16,623
Management services fees payable	2,216
Administration fees payable	857
Administrative services fees payable	8,764
Distribution fees payable	8,190
Transfer agency fees payable	2,538
Fund accounting fees payable	1,011
Compliance services fees payable	141
Other accrued expenses	16,395
TOTAL LIABILITIES	424,705
NET ASSETS	$27,617,177

NET ASSETS CONSIST OF:
Capital	$21,110,783
Accumulated net investment income (loss)	1,367
Accumulated net realized gains (losses) on investments	46,579
Net unrealized appreciation (depreciation) on investments	6,458,448
NET ASSETS	$27,617,177

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	828,032
Net Asset Value (offering and redemption price per share)	$33.35

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$387,342
Interest	19
TOTAL INVESTMENT INCOME	387,361

EXPENSES:
Advisory fees	241,800
Management services fees	32,240
Administration fees	11,869
Transfer agency fees	17,101
Administrative services fees	100,941
Distribution fees	80,600
Custody fees	14,827
Fund accounting fees	17,652
Trustee fees	790
Compliance services fees	382
Other fees	29,048
Total Gross Expenses before reductions	547,250
Expenses reduced and reimbursed by the Advisor	(5,618)
TOTAL NET EXPENSES	541,632
NET INVESTMENT INCOME (LOSS)	(154,271)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,538,318
Change in net unrealized appreciation/depreciation on investments	(1,586,072)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(47,754)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(202,025)

See accompanying notes to financial statements.

108 :: ProFund VP Small-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(154,271)	$(247,068)
Net realized gains (losses) on investments	1,538,318	5,342,436
Change in net unrealized appreciation/depreciation on investments	(1,586,072)	(6,281,755)
Change in net assets resulting from operations	(202,025)	(1,186,387)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(4,962,889)	(3,941,360)
Change in net assets resulting from distributions	(4,962,889)	(3,941,360)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	55,908,089	46,244,523
Distributions reinvested	4,962,889	3,941,360
Value of shares redeemed	(55,835,938)	(67,497,878)
Change in net assets resulting from capital transactions	5,035,040	(17,311,995)
Change in net assets	(129,874)	(22,439,742)

NET ASSETS:
Beginning of period	27,747,051	50,186,793
End of period	$27,617,177	$27,747,051
Accumulated net investment income (loss)	$1,367	$—

SHARE TRANSACTIONS:
Issued	1,532,576	1,199,416
Reinvested	146,096	111,812
Redeemed	(1,591,489)	(1,736,997)
Change in shares	87,183	(425,769)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 109

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$37.45	$43.02	$32.63	$29.00	$28.69

Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.29)	(0.31)	(0.10)	(0.30)
Net realized and unrealized gains (losses) on investments	0.69 (b)	0.84 (b)	12.90	3.73	0.67
Total income (loss) from investment activities	0.52	0.55	12.59	3.63	0.37

Distributions to Shareholders From:
Net realized gains on investments	(4.62)	(6.12)	(2.20)	—	(0.06)

Net Asset Value, End of Period	$33.35	$37.45	$43.02	$32.63	$29.00

Total Return	1.17%	2.17%	40.42%	12.48%	1.28%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.82%	1.83%	1.89%	1.86%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.48)%	(0.75)%	(0.83)%	(0.31)%	(1.00)%

Supplemental Data:
Net assets, end of period (000’s)	$27,617	$27,747	$50,187	$24,477	$39,514
Portfolio turnover rate(c)	201%	166%	174%	163%	310%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

110 :: ProFund VP Asia 30 :: Management Discussion of Fund Performance

ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -9.38%. For the same period, the Index had a price return of -9.55%(1) and a volatility of 22.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Asia 30	-9.38%	-2.87%	4.39%
ProFunds Asia 30 Index	-9.55%	-2.68%	4.48%
MSCI AC Asia Pacific Free Excluding Japan Index	-9.37%	-0.11%	5.86%

Expense Ratios**

Fund	Gross	Net
ProFund VP Asia 30	1.69%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.6%
Korea Electric Power Corp.	5.1%
Ctrip.com International, Ltd.	4.9%
China Life Insurance Co., Ltd.	4.9%
Netease.com, Inc.	4.8%

ProFunds Asia 30 Index — Composition

Industry Breakdown	% of Index
Information Technology	39%
Consumer Discretionary	21%
Financials	13%
Materials	8%
Energy	7%
Utilities	5%
Telecommunication Services	5%
Health Care	2%
Country Composition
China	54%
India	14%
South Korea	11%
Taiwan	9%
Other	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region of the country of Japan. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Asia 30 :: 111

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (99.6%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	9,576	$778,242
Baidu, Inc.*ADR (Internet Software & Services)	4,218	797,371
BHP Billiton PLCADR (Metals & Mining)	28,728	650,689
BHP Billiton, Ltd.ADR (Metals & Mining)	37,164	957,345
China Life Insurance Co., Ltd.ADR (Insurance)	80,712	1,290,585
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	21,432	1,207,265
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	6,042	630,664
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	28,044	1,299,279
HDFC Bank, Ltd.ADR (Banks)	19,266	1,186,786
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	72,390	593,598
ICICI Bank, Ltd.ADR (Banks)	133,722	1,047,043
Infosys Technologies, Ltd.ADR (IT Services)	59,052	989,121
JD.com, Inc.*ADR (Internet & Catalog Retail)	38,190	1,232,200
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	30,324	839,066
Jumei International Holding, Ltd.*ADR (Internet & Catalog Retail)	43,206	391,446
Korea Electric Power Corp.*ADR (Electric Utilities)	64,296	1,361,147
LG Display Co., Ltd.*ADR (Electronic Equipment, Instruments & Components)	102,714	1,072,334
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	28,044	471,139
Mindray Medical International, Ltd.ADR (Health Care Equipment & Supplies)	22,230	602,878
Netease.com, Inc.ADR (Internet Software & Services)	7,068	1,281,003
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	29,868	936,959
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	16,758	1,099,157
POSCOADR (Metals & Mining)	12,426	439,383
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	11,172	813,433
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	76,836	1,748,019
Tata Motors, Ltd.*ADR (Automobiles)	19,266	567,769
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	67,374	742,461
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	35,226	537,901
Yingli Green Energy Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	56,772	257,177
YY, Inc.*ADR (Internet Software & Services)	9,690	605,334
TOTAL COMMON STOCKS (Cost $15,934,642)		26,426,794

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $114,003	$114,000	$114,000
TOTAL REPURCHASE AGREEMENTS (Cost $114,000)		114,000
TOTAL INVESTMENT SECURITIES (Cost $16,048,642)—100.0%		26,540,794
Net other assets (liabilities)—NM		981
NET ASSETS—100.0%		$26,541,775

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

ADR              American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Automobiles	$567,769	2.1%
Banks	2,233,829	8.5%
Diversified Consumer Services	936,959	3.5%
Electric Utilities	1,361,147	5.1%
Electronic Equipment, Instruments & Components	1,072,334	4.0%
Health Care Equipment & Supplies	602,878	2.3%
Hotels, Restaurants & Leisure	471,139	1.8%
Insurance	1,290,585	4.9%
Internet & Catalog Retail	3,460,826	13.0%
Internet Software & Services	4,275,383	16.2%
IT Services	989,121	3.7%
Metals & Mining	2,047,417	7.8%
Oil, Gas & Consumable Fuels	1,729,821	6.5%
Semiconductors & Semiconductor Equipment	4,180,321	15.7%
Wireless Telecommunication Services	1,207,265	4.5%
Other**	114,981	0.4%
Total	$26,541,775	100.0%

See accompanying notes to financial statements.

112 :: ProFund VP Asia 30 :: Financial Statements

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2015:

	Value	% of Net Assets
Australia	$1,608,034	6.1%
China	14,135,156	53.3%
Hong Kong	1,678,404	6.3%
India	3,790,719	14.3%
South Korea	2,872,864	10.8%
Taiwan	2,341,617	8.8%
Other**	114,981	0.4%
Total	$26,541,775	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 113

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$16,048,642
Securities, at value	26,426,794
Repurchase agreements, at value	114,000
Total Investment Securities, at value	26,540,794
Cash	439
Dividends and interest receivable	26,570
Receivable for capital shares issued	40,669
Prepaid expenses	130
TOTAL ASSETS	26,608,602

LIABILITIES:
Payable for capital shares redeemed	2,489
Advisory fees payable	2,668
Management services fees payable	356
Administration fees payable	817
Administrative services fees payable	9,268
Distribution fees payable	12,330
Transfer agency fees payable	2,372
Fund accounting fees payable	963
Compliance services fees payable	134
Other accrued expenses	35,430
TOTAL LIABILITIES	66,827
NET ASSETS	$26,541,775

NET ASSETS CONSIST OF:
Capital	$20,783,791
Accumulated net investment income (loss)	266,697
Accumulated net realized gains (losses) on investments	(5,000,865)
Net unrealized appreciation (depreciation) on investments	10,492,152
NET ASSETS	$26,541,775

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	559,105
Net Asset Value (offering and redemption price per share)	$47.47

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$809,443
Interest	40
Foreign tax withholding	(25,962)
TOTAL INVESTMENT INCOME	783,521

EXPENSES:
Advisory fees	230,852
Management services fees	30,780
Administration fees	11,336
Transfer agency fees	16,360
Administrative services fees	71,210
Distribution fees	76,951
Custody fees	41,373
Fund accounting fees	14,767
Trustee fees	726
Compliance services fees	348
Printing fees	34,503
Other fees	20,890
Total Gross Expenses before reductions	550,096
Expenses reduced and reimbursed by the Advisor	(33,272)
TOTAL NET EXPENSES	516,824
NET INVESTMENT INCOME (LOSS)	266,697

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,263,394)
Change in net unrealized appreciation/depreciation on investments	(2,439,316)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,702,710)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,436,013)

See accompanying notes to financial statements.

114 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$266,697	$30,709
Net realized gains (losses) on investments	(1,263,394)	4,408,218
Change in net unrealized appreciation/depreciation on investments	(2,439,316)	(5,245,265)
Change in net assets resulting from operations	(3,436,013)	(806,338)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(89,913)	(27,095)
Net realized gains on investments	(1,668,413)	—
Change in net assets resulting from distributions	(1,758,326)	(27,095)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,949,093	41,298,698
Distributions reinvested	1,758,326	27,095
Value of shares redeemed	(40,883,703)	(53,229,160)
Change in net assets resulting from capital transactions	1,823,716	(11,903,367)
Change in net assets	(3,370,623)	(12,736,800)

NET ASSETS:
Beginning of period	29,912,398	42,649,198
End of period	$26,541,775	$29,912,398
Accumulated net investment income (loss)	$266,697	$89,913

SHARE TRANSACTIONS:
Issued	744,080	727,097
Reinvested	30,259	482
Redeemed	(758,466)	(946,215)
Change in shares	15,873	(218,636)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 115

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$55.06	$55.98	$48.72	$42.19	$61.12

Investment Activities:
Net investment income (loss)(a)	0.46	0.05	(0.10)	0.03	(0.17)
Net realized and unrealized gains (losses) on investments	(5.08)	(0.93)	7.39	6.50	(15.32)
Total income (loss) from investment activities	(4.62)	(0.88)	7.29	6.53	(15.49)

Distributions to Shareholders From:
Net investment income	(0.15)	(0.04)	(0.03)	—	(0.02)
Net realized gains on investments	(2.82)	—	—	—	(3.42)
Total distributions	(2.97)	(0.04)	(0.03)	—	(3.44)

Net Asset Value, End of Period	$47.47	$55.06	$55.98	$48.72	$42.19

Total Return	(9.38)%	(1.57)%	14.97%	15.48%	(27.00)%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.74%	1.76%	1.88%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.87%	0.08%	(0.20)%	0.06%	(0.31)%

Supplemental Data:
Net assets, end of period (000’s)	$26,542	$29,912	$42,649	$43,865	$39,521
Portfolio turnover rate(b)	96%	102%	113%	111%	50%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

116 :: ProFund VP Europe 30 :: Management Discussion of Fund Performance

ProFund VP Europe 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -10.83%. For the same period, the Index had a price return of -12.75%(1) and a volatility of 18.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	-10.83%	1.03%	0.75%
ProFunds Europe 30 Index	-12.75%	-0.98%	-0.86%
Dow Jones STOXX 50 Index	-4.38%	2.83%	1.75%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	5.6%
Royal Dutch Shell PLC	5.1%
S.A.P. SE	4.9%
TOTAL S.A.	4.6%
Unilever N.V.	4.5%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Energy	20%
Information Technology	20%
Financials	15%
Consumer Staples	13%
Health Care	10%
Telecommunication Services	7%
Industrials	6%
Materials	5%
Utilities	4%
Country Composition
United Kingdom	45%
Netherlands	14%
France	12%
Spain	6%
Other	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Europe 30 :: 117

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (99.2%)

	Shares	Value
Alcatel-Lucent*ADR (Communications Equipment)	180,072	$689,676
Anheuser-Busch InBev N.V.ADR (Beverages)	5,904	738,000
ArcelorMittalNYS (Metals & Mining)	62,320	262,990
ARM Holdings PLCADR (Semiconductors & Semiconductor Equipment)	15,416	697,420
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	6,888	611,448
AstraZeneca PLCADR (Pharmaceuticals)	30,176	1,024,475
Banco Santander S.A.ADR (Banks)	148,912	725,201
Barclays PLCADR (Banks)	64,944	841,674
BP PLCADR (Oil, Gas & Consumable Fuels)	34,768	1,086,848
British American Tobacco PLCADR (Tobacco)	6,232	688,324
Criteo S.A.*ADR (Internet Software & Services)	15,088	597,485
Diageo PLCADR (Beverages)	6,560	715,499
EricssonADR (Communications Equipment)	68,552	658,785
GlaxoSmithKline PLCADR (Pharmaceuticals)	22,960	926,436
HSBC Holdings PLCADR (Banks)	37,064	1,462,916
ING Groep N.V.ADR (Banks)	68,880	927,125
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	25,912	659,460
National Grid PLCADR (Multi-Utilities)	13,120	912,365
Nokia Corp.ADR (Communications Equipment)	96,760	679,255
Rio Tinto PLCADR (Metals & Mining)	33,456	974,239
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	29,192	1,336,702
Ryanair Holdings PLCADR (Airlines)	9,840	850,766
S.A.P. SEADR (Software)	16,072	1,271,295
SanofiADR (Pharmaceuticals)	14,760	629,514
Statoil ASAADR (Oil, Gas & Consumable Fuels)	53,136	741,779
Telefonica S.A.ADR (Diversified Telecommunication Services)	70,192	776,324
Tenaris S.A.ADR (Energy Equipment & Services)	41,656	991,413
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	26,568	1,194,231
Unilever N.V.NYS (Personal Products)	27,224	1,179,344
Vodafone Group PLCADR (Wireless Telecommunication Services)	33,784	1,089,872
TOTAL COMMON STOCKS (Cost $21,118,012)		25,940,861

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $89,002	$89,000	$89,000
TOTAL REPURCHASE AGREEMENTS (Cost $89,000)		89,000
TOTAL INVESTMENT SECURITIES (Cost $21,207,012)—99.5%		26,029,861
Net other assets (liabilities)—0.5%		134,491
NET ASSETS—100.0%		$26,164,352

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NYS               New York Shares

ProFund VP Europe 30 invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Airlines	$850,766	3.3%
Banks	3,956,916	15.1%
Beverages	1,453,499	5.5%
Communications Equipment	2,027,716	7.7%
Diversified Telecommunication Services	776,324	2.9%
Energy Equipment & Services	991,413	3.8%
Industrial Conglomerates	659,460	2.5%
Internet Software & Services	597,485	2.3%
Metals & Mining	1,237,229	4.7%
Multi-Utilities	912,365	3.5%
Oil, Gas & Consumable Fuels	4,359,560	16.8%
Personal Products	1,179,344	4.5%
Pharmaceuticals	2,580,425	9.9%
Semiconductors & Semiconductor Equipment	1,308,868	5.0%
Software	1,271,295	4.9%
Tobacco	688,324	2.6%
Wireless Telecommunication Services	1,089,872	4.2%
Other**	223,491	0.8%
Total	$26,164,352	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2015:

	Value	% of Net Assets
Belgium	$738,000	2.8%
Finland	679,255	2.6%
France	3,110,906	11.9%
Germany	1,271,295	4.9%
Ireland (Republic of)	850,766	3.3%
Luxembourg	1,254,403	4.8%
Netherlands	3,534,735	13.5%
Norway	741,779	2.8%
Spain	1,501,525	5.7%
Sweden	658,785	2.5%
United Kingdom	11,599,412	44.4%
Other**	223,491	0.8%
Total	$26,164,352	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

118 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$21,207,012
Securities, at value	25,940,861
Repurchase agreements, at value	89,000
Total Investment Securities, at value	26,029,861
Cash	4,982
Dividends and interest receivable	60,352
Receivable for capital shares issued	148,567
Prepaid expenses	128
TOTAL ASSETS	26,243,890

LIABILITIES:
Payable for capital shares redeemed	580
Advisory fees payable	12,818
Management services fees payable	1,709
Administration fees payable	832
Administrative services fees payable	10,694
Distribution fees payable	12,194
Transfer agency fees payable	2,515
Fund accounting fees payable	982
Compliance services fees payable	139
Other accrued expenses	37,075
TOTAL LIABILITIES	79,538
NET ASSETS	$26,164,352

NET ASSETS CONSIST OF:
Capital	$32,333,726
Accumulated net investment income (loss)	732,859
Accumulated net realized gains (losses) on investments	(11,725,082)
Net unrealized appreciation (depreciation) on investments	4,822,849
NET ASSETS	$26,164,352

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,315,007
Net Asset Value (offering and redemption price per share)	$19.90

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$1,326,630
Interest	26
Foreign tax withholding	(77,040)
TOTAL INVESTMENT INCOME	1,249,616

EXPENSES:
Advisory fees	230,695
Management services fees	30,759
Administration fees	11,441
Transfer agency fees	16,499
Administrative services fees	80,493
Distribution fees	76,898
Custody fees	29,130
Fund accounting fees	14,783
Trustee fees	728
Compliance services fees	381
Printing fees	35,912
Other fees	20,120
Recoupment of prior expenses reduced by the Advisor	4,000
Total Gross Expenses before reductions	551,839
Expenses reduced and reimbursed by the Advisor	(35,082)
TOTAL NET EXPENSES	516,757
NET INVESTMENT INCOME (LOSS)	732,859

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,000,455)
Change in net unrealized appreciation/depreciation on investments	(2,372,563)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,373,018)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,640,159)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 119

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$732,859	$1,592,186
Net realized gains (losses) on investments	(2,000,455)	1,299,583
Change in net unrealized appreciation/depreciation on investments	(2,372,563)	(6,433,650)
Change in net assets resulting from operations	(3,640,159)	(3,541,881)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,592,186)	(554,073)
Change in net assets resulting from distributions	(1,592,186)	(554,073)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	44,107,563	50,232,396
Distributions reinvested	1,592,186	554,073
Value of shares redeemed	(41,775,726)	(61,318,086)
Change in net assets resulting from capital transactions	3,924,023	(10,531,617)
Change in net assets	(1,308,322)	(14,627,571)

NET ASSETS:
Beginning of period	27,472,674	42,100,245
End of period	$26,164,352	$27,472,674
Accumulated net investment income (loss)	$732,859	$1,592,186

SHARE TRANSACTIONS:
Issued	1,966,659	1,965,517
Reinvested	69,225	21,196
Redeemed	(1,897,486)	(2,437,781)
Change in shares	138,398	(451,068)

See accompanying notes to financial statements.

120 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$23.35	$25.87	$21.59	$19.21	$21.27

Investment Activities:
Net investment income (loss)(a)	0.53	1.08	0.35	0.35	0.43
Net realized and unrealized gains (losses) on investments	(2.92)	(3.28)	4.26	2.72	(2.29)
Total income (loss) from investment activities	(2.39)	(2.20)	4.61	3.07	(1.86)

Distributions to Shareholders From:
Net investment income	(1.06)	(0.32)	(0.33)	(0.69)	(0.20)

Net Asset Value, End of Period	$19.90	$23.35	$25.87	$21.59	$19.21

Total Return	(10.83)%	(8.65)%	21.64%	16.60%	(8.88)%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.71%	1.73%	1.80%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	2.38%	4.25%	1.54%	1.76%	1.98%

Supplemental Data:
Net assets, end of period (000’s)	$26,164	$27,473	$42,100	$35,424	$22,093
Portfolio turnover rate(b)	107%	115%	142%	91%	116%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP International :: 121

ProFund VP International seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2015, the Fund had a total return of -3.52%. For the same period, the Index had a total return of -0.81%(1) and a volatility of 13.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Since Inception
ProFund VP International	-3.52%	1.02%	-2.59%
MSCI EAFE Index	-0.81%	3.60%	-0.08%

Expense Ratios**

Fund	Gross	Net
ProFund VP International	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	25%
Consumer Discretionary	13%
Industrials	13%
Health Care	12%
Consumer Staples	12%
Materials	6%
Information Technology	5%
Telecommunication Services	5%
Energy	5%
Utilities	4%
Country Composition
Japan	23%
United Kingdom	19%
France	10%
Switzerland	9%
Germany	9%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

122 :: ProFund VP International :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (102.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $6,595,151	$6,595,000	$6,595,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,595,000)		6,595,000
TOTAL INVESTMENT SECURITIES (Cost $6,595,000)—102.1%		6,595,000
Net other assets (liabilities)—(2.1)%		(134,899)
NET ASSETS—100.0%		$6,460,101

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $891,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	1/27/16	0.69%	$4,071,795	$(36,997)
MSCI EAFE Index	UBS AG	1/27/16	1.19%	2,402,622	(25,218)
				$6,474,417	$(62,215)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 123

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$6,595,000
Repurchase agreements, at value	6,595,000
Total Investment Securities, at value	6,595,000
Cash	867
Segregated cash balances with custodian	50
Interest receivable	38
Receivable for capital shares issued	7,123
Prepaid expenses	64
TOTAL ASSETS	6,603,142

LIABILITIES:
Payable for capital shares redeemed	55,561
Unrealized loss on swap agreements	62,215
Advisory fees payable	969
Management services fees payable	129
Administration fees payable	194
Administrative services fees payable	4,126
Distribution fees payable	4,472
Transfer agency fees payable	616
Fund accounting fees payable	228
Compliance services fees payable	36
Other accrued expenses	14,495
TOTAL LIABILITIES	143,041
NET ASSETS	$6,460,101

NET ASSETS CONSIST OF:
Capital	$8,861,037
Accumulated net realized gains (losses) on investments	(2,338,721)
Net unrealized appreciation (depreciation) on investments	(62,215)
NET ASSETS	$6,460,101

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	332,074
Net Asset Value (offering and redemption price per share)	$19.45

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$5,655

EXPENSES:
Advisory fees	102,902
Management services fees	13,720
Administration fees	5,045
Transfer agency fees	7,119
Administrative services fees	30,462
Distribution fees	34,301
Custody fees	4,141
Fund accounting fees	6,147
Trustee fees	306
Compliance services fees	201
Printing fees	16,168
Other fees	9,574
Recoupment of prior expenses reduced by the Advisor	10,000
Total Gross Expenses before reductions	240,086
Expenses reduced and reimbursed by the Advisor	(9,584)
TOTAL NET EXPENSES	230,502
NET INVESTMENT INCOME (LOSS)	(224,847)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(594,703)
Change in net unrealized appreciation/depreciation on investments	31,331
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(563,372)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(788,219)

See accompanying notes to financial statements.

124 :: ProFund VP International :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(224,847)	$(174,717)
Net realized gains (losses) on investments	(594,703)	(266,737)
Change in net unrealized appreciation/depreciation on investments	31,331	(198,759)
Change in net assets resulting from operations	(788,219)	(640,213)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,189,021)
Change in net assets resulting from distributions	—	(1,189,021)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	47,679,202	15,912,279
Distributions reinvested	—	1,189,021
Value of shares redeemed	(46,593,356)	(24,108,897)
Change in net assets resulting from capital transactions	1,085,846	(7,007,597)
Change in net assets	297,627	(8,836,831)

NET ASSETS:
Beginning of period	6,162,474	14,999,305
End of period	$6,460,101	$6,162,474

SHARE TRANSACTIONS:
Issued	2,237,105	710,587
Reinvested	—	53,295
Redeemed	(2,210,648)	(1,083,165)
Change in shares	26,457	(319,283)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP International :: 125

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$20.16	$24.00	$21.61	$18.63	$21.76

Investment Activities:
Net investment income (loss)(a)	(0.35)	(0.38)	(0.37)	(0.31)	(0.35)
Net realized and unrealized gains (losses) on investments	(0.36)	(1.36)	4.41	3.29	(2.78)
Total income (loss) from investment activities	(0.71)	(1.74)	4.04	2.98	(3.13)

Distributions to Shareholders From:
Net realized gains on investments	—	(2.10)	(1.65)	—	—

Net Asset Value, End of Period	$19.45	$20.16	$24.00	$21.61	$18.63

Total Return	(3.52)%	(8.11)%	19.49%	15.93%	(14.34)%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.72%	1.72%	1.83%	1.74%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.65%
Net investment income (loss)	(1.64)%	(1.66)%	(1.65)%	(1.57)%	(1.61)%

Supplemental Data:
Net assets, end of period (000’s)	$6,460	$6,162	$14,999	$12,731	$5,686
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

126 :: ProFund VP Emerging Markets :: Management Discussion of Fund Performance

ProFund VP Emerging Markets seeks investment results, before fees and expenses, that correspond to the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -17.36%. For the same period, the Index had a total return of -16.06%(1) and a volatility of 20.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Since Inception
ProFund VP Emerging Markets	-17.36%	-8.56%	-4.77%
BNY Mellon Emerging Markets 50 ADR Index	-16.06%	-6.99%	-3.02%

Expense Ratios**

Fund	Gross	Net
ProFund VP Emerging Markets	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements	6%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	10.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	10.0%
China Mobile, Ltd.	7.3%
Baidu, Inc.	5.8%
Infosys Technologies, Ltd.	3.9%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	37%
Telecommunication Services	17%
Financials	15%
Energy	10%
Consumer Discretionary	8%
Consumer Staples	6%
Materials	4%
Utilities	2%
Industrials	1%
Country Composition
China	36%
Taiwan	13%
Brazil	12%
India	11%
Hong Kong	9%
Other	19%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Emerging Markets :: 127

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (88.3%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	13,433	$76,165
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	11,970	972,801
Ambev S.A.ADR (Beverages)	46,816	208,799
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	18,088	254,317
Baidu, Inc.*ADR (Internet Software & Services)	2,793	527,989
BRF S.A.ADR (Food Products)	6,916	95,579
Cemex S.A.B. de C.V.*ADR (Construction Materials)	14,364	80,007
China Life Insurance Co., Ltd.ADR (Insurance)	15,827	253,074
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	11,704	659,286
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,660	159,547
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,463	67,956
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	6,118	73,783
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	3,990	119,820
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,729	180,473
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	532	37,671
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	3,059	141,723
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	931	43,096
Embraer S.A.ADR (Aerospace & Defense)	1,729	51,075
Empresa Nacional de Electricidad S.A.ADR (Independent Power and Renewable Electricity Producers)	1,197	44,361
Enersis S.A.ADR (Electric Utilities)	4,123	50,094
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,463	135,108
Grupo Televisa S.A.B.ADR (Media)	4,655	126,663
HDFC Bank, Ltd.ADR (Banks)	4,389	270,363
ICICI Bank, Ltd.ADR (Banks)	15,162	118,718
Infosys Technologies, Ltd.ADR (IT Services)	21,280	356,440
JD.com, Inc.*ADR (Internet & Catalog Retail)	9,443	304,679
KB Financial Group, Inc.*ADR (Banks)	4,123	114,908
Korea Electric Power Corp.*ADR (Electric Utilities)	5,453	115,440
LG Display Co., Ltd.*ADR (Electronic Equipment, Instruments & Components)	4,655	48,598
Netease.com, Inc.ADR (Internet Software & Services)	798	144,630
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,261	148,299
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	15,827	68,056
POSCOADR (Metals & Mining)	3,458	122,275
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,660	118,104
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	1,064	77,470
Sasol, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,453	146,249
Shinhan Financial Group Co., Ltd.*ADR (Banks)	5,054	169,764
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,724	75,039
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	39,767	904,699
Tata Motors, Ltd.*ADR (Automobiles)	2,128	62,712
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	4,655	70,989
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	25,270	47,508
Vale S.A.ADR (Metals & Mining)	16,093	52,946
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	3,325	50,773
Wipro, Ltd.ADR (IT Services)	6,251	72,137
TOTAL COMMON STOCKS (Cost $6,531,625)		8,020,183

Preferred Stocks (5.7%)

Banco Bradesco S.A.ADR (Banks)	27,797	133,704
Itau Unibanco Holding S.A.ADR (Banks)	32,319	210,396
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	21,812	74,161
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	5,054	45,638
Vale S.A.ADR (Metals & Mining)	21,546	54,942
TOTAL PREFERRED STOCKS (Cost $788,315)		518,841

Repurchase Agreements(a)(b) (6.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $550,013	$550,000	$550,000
TOTAL REPURCHASE AGREEMENTS (Cost $550,000)		550,000
TOTAL INVESTMENT SECURITIES (Cost $7,869,940)—100.1%		9,089,024
Net other assets (liabilities)—(0.1)%		(10,017)
NET ASSETS—100.0%		$9,079,007

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $264,000.

ADR    American Depositary Receipt

See accompanying notes to financial statements.

128 :: ProFund VP Emerging Markets :: Financial Statements

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	1/27/16	0.84%	$1,071,340	$(17,901)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	1/27/16	0.64%	(562,881)	16,611
				$508,459	$(1,290)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Emerging Markets invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$51,075	0.6%
Automobiles	62,712	0.7%
Banks	1,017,853	11.3%
Beverages	381,578	4.1%
Construction Materials	80,007	0.9%
Diversified Telecommunication Services	425,301	4.7%
Electric Utilities	165,534	1.8%
Electronic Equipment, Instruments & Components	48,598	0.5%
Food Products	95,579	1.1%
Independent Power and Renewable Electricity Producers	44,361	0.5%
Insurance	253,074	2.8%
Internet & Catalog Retail	497,175	5.5%
Internet Software & Services	1,722,890	18.9%
IT Services	428,577	4.7%
Media	126,663	1.4%
Metals & Mining	230,163	2.5%
Oil, Gas & Consumable Fuels	847,774	9.3%
Pharmaceuticals	43,096	0.5%
Semiconductors & Semiconductor Equipment	1,028,372	11.3%
Wireless Telecommunication Services	988,642	10.9%
Other**	539,983	6.0%
Total	$9,079,007	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2015:

	Value	% of Net Assets
Brazil	$1,066,285	11.7%
Chile	94,455	1.0%
China	3,103,197	34.2%
Hong Kong	659,286	7.3%
India	923,466	10.2%
Indonesia	118,104	1.3%
Mexico	633,766	7.0%
South Africa	146,249	1.6%
South Korea	646,024	7.1%
Taiwan	1,148,192	12.6%
Other**	539,983	6.0%
Total	$9,079,007	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 129

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$7,869,940
Securities, at value	8,539,024
Repurchase agreements, at value	550,000
Total Investment Securities, at value	9,089,024
Cash	230
Dividends and interest receivable	22,030
Unrealized gain on swap agreements	16,611
Receivable for capital shares issued	34,185
Prepaid expenses	45
TOTAL ASSETS	9,162,125

LIABILITIES:
Payable for capital shares redeemed	36,302
Unrealized loss on swap agreements	17,901
Advisory fees payable	3,159
Management services fees payable	421
Administration fees payable	305
Administrative services fees payable	5,551
Distribution fees payable	5,893
Transfer agency fees payable	853
Fund accounting fees payable	360
Compliance services fees payable	48
Other accrued expenses	12,325
TOTAL LIABILITIES	83,118
NET ASSETS	$9,079,007

NET ASSETS CONSIST OF:
Capital	$16,600,378
Accumulated net investment income (loss)	40,208
Accumulated net realized gains (losses) on investments	(8,779,373)
Net unrealized appreciation (depreciation) on investments	1,217,794
NET ASSETS	$9,079,007

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	481,348
Net Asset Value (offering and redemption price per share)	$18.86

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$257,346
Interest	348
Foreign tax withholding	(27,860)
TOTAL INVESTMENT INCOME	229,834

EXPENSES:
Advisory fees	84,670
Management services fees	11,289
Administration fees	4,136
Transfer agency fees	5,962
Administrative services fees	26,476
Distribution fees	28,223
Custody fees	12,339
Fund accounting fees	5,655
Trustee fees	258
Compliance services fees	59
Printing fees	14,664
Other fees	12,263
Total Gross Expenses before reductions	205,994
Expenses reduced and reimbursed by the Advisor	(16,368)
TOTAL NET EXPENSES	189,626
NET INVESTMENT INCOME (LOSS)	40,208

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,092,067)
Net realized gains (losses) on swap agreements	(163,272)
Change in net unrealized appreciation/depreciation on investments	(1,017,637)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,272,976)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,232,768)

See accompanying notes to financial statements.

130 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$40,208	$155,202
Net realized gains (losses) on investments	(1,255,339)	(606,662)
Change in net unrealized appreciation/depreciation on investments	(1,017,637)	(72,940)
Change in net assets resulting from operations	(2,232,768)	(524,400)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(155,202)	(43,074)
Change in net assets resulting from distributions	(155,202)	(43,074)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,724,261	58,085,602
Distributions reinvested	155,202	43,074
Value of shares redeemed	(38,077,875)	(63,794,585)
Change in net assets resulting from capital transactions	(1,198,412)	(5,665,909)
Change in net assets	(3,586,382)	(6,233,383)

NET ASSETS:
Beginning of period	12,665,389	18,898,772
End of period	$9,079,007	$12,665,389
Accumulated net investment income (loss)	$40,208	$155,202

SHARE TRANSACTIONS:
Issued	1,651,135	2,354,746
Reinvested	6,469	1,761
Redeemed	(1,726,532)	(2,597,687)
Change in shares	(68,928)	(241,180)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Emerging Markets :: 131

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$23.02	$23.88	$25.72	$24.36	$30.35

Investment Activities:
Net investment income (loss)(a)	0.08	0.17	0.05	0.18	0.21
Net realized and unrealized gains (losses) on investments	(4.03)	(0.98)	(1.70)	1.43	(6.20)
Total income (loss) from investment activities	(3.95)	(0.81)	(1.65)	1.61	(5.99)

Distributions to Shareholders From:
Net investment income	(0.21)	(0.05)	(0.19)	(0.25)	—

Net Asset Value, End of Period	$18.86	$23.02	$23.88	$25.72	$24.36

Total Return	(17.36)%	(3.42)%	(6.42)%	6.57%	(19.70)%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.79%	1.75%	1.80%	1.73%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.64%
Net investment income (loss)	0.36%	0.70%	0.19%	0.71%	0.73%

Supplemental Data:
Net assets, end of period (000’s)	$9,079	$12,665	$18,899	$27,075	$16,477
Portfolio turnover rate(b)	182%	176%	102%	55%	32%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

132 :: ProFund VP Japan :: Management Discussion of Fund Performance

ProFund VP Japan seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2015, the Fund had a total return of 5.81%. For the same period, the Index had a total return of 9.55%(1), as measured in unhedged U.S. dollar terms, or 10.61%(1) in local (Japanese Yen) terms and a volatility of 21.18%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun, Inc.

During the year ended December 31, 2015, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Japan	5.81%	10.15%	-0.13%
Nikkei 225 Stock Average - USD	9.55%	6.45%	2.98%
Nikkei 225 Stock Average - Yen	10.61%	15.07%	3.21%

Expense Ratios**

Fund	Gross	Net
ProFund VP Japan	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	24%
Industrials	21%
Information Technology	14%
Health Care	10%
Consumer Staples	9%
Telecommunication Services	8%
Materials	8%
Financials	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. Dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Japan :: 133

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a) (96.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $16,389,375	$16,389,000	$16,389,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,389,000)		16,389,000
TOTAL INVESTMENT SECURITIES (Cost $16,389,000)—96.3%		16,389,000
Net other assets (liabilities)—3.7%		628,391
NET ASSETS—100.0%		$17,017,391

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	181	3/11/16	$16,991,375	$(909,888)

See accompanying notes to financial statements.

134 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$16,389,000
Repurchase agreements, at value	16,389,000
Total Investment Securities, at value	16,389,000
Cash	582
Segregated cash balances with brokers	954,775
Interest receivable	94
Receivable for capital shares issued	9,814
Prepaid expenses	77
TOTAL ASSETS	17,354,342

LIABILITIES:
Payable for capital shares redeemed	68,930
Variation margin on futures contracts	203,625
Advisory fees payable	15,065
Management services fees payable	2,009
Administration fees payable	560
Administrative services fees payable	8,442
Distribution fees payable	8,391
Transfer agency fees payable	1,768
Fund accounting fees payable	661
Compliance services fees payable	105
Other accrued expenses	27,395
TOTAL LIABILITIES	336,951
NET ASSETS	$17,017,391

NET ASSETS CONSIST OF:
Capital	$19,166,500
Accumulated net realized gains (losses) on investments	(1,239,221)
Net unrealized appreciation (depreciation) on investments	(909,888)
NET ASSETS	$17,017,391

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,557,258
Net Asset Value (offering and redemption price per share)	$10.93

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$10,088

EXPENSES:
Advisory fees	170,943
Management services fees	22,792
Administration fees	8,463
Transfer agency fees	12,112
Administrative services fees	64,115
Distribution fees	56,981
Custody fees	3,943
Fund accounting fees	10,328
Trustee fees	530
Compliance services fees	322
Printing fees	19,988
Other fees	12,470
Total Gross Expenses before reductions	382,987
Expenses reduced and reimbursed by the Advisor	(75)
TOTAL NET EXPENSES	382,912
NET INVESTMENT INCOME (LOSS)	(372,824)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	270,032
Change in net unrealized appreciation/depreciation on investments	(588,636)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(318,604)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(691,428)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 135

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(372,824)	$(234,522)
Net realized gains (losses) on investments	270,032	747,618
Change in net unrealized appreciation/depreciation on investments	(588,636)	(1,163,672)
Change in net assets resulting from operations	(691,428)	(650,576)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(6,168,037)
Change in net assets resulting from distributions	—	(6,168,037)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	50,837,472	29,208,016
Distributions reinvested	—	6,168,037
Value of shares redeemed	(44,956,032)	(39,677,845)
Change in net assets resulting from capital transactions	5,881,440	(4,301,792)
Change in net assets	5,190,012	(11,120,405)

NET ASSETS:
Beginning of period	11,827,379	22,947,784
End of period	$17,017,391	$11,827,379

SHARE TRANSACTIONS:
Issued	4,422,123	2,212,559
Reinvested	—	653,394
Redeemed	(4,009,612)	(2,935,610)
Change in shares	412,511	(69,657)

See accompanying notes to financial statements.

136 :: ProFund VP Japan :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$10.33	$18.90	$12.75	$10.37	$12.73

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.24)	(0.27)	(0.18)	(0.19)
Net realized and unrealized gains (losses) on investments	0.79 (b)	0.06 (b)	6.42	2.56	(2.17)
Total income (loss) from investment activities	0.60	(0.18)	6.15	2.38	(2.36)

Distributions to Shareholders From:
Net realized gains on investments	—	(8.39)	—	—	—

Net Asset Value, End of Period	$10.93	$10.33	$18.90	$12.75	$10.37

Total Return	5.81%	3.23%	48.24%	22.95%	(18.54)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.77%	1.78%	1.82%	2.00%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.64)%	(1.66)%	(1.65)%	(1.58)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$17,017	$11,827	$22,948	$11,010	$7,291
Portfolio turnover rate(c)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraBull :: 137

ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -2.88%. For the same period, the Index had a total return of 1.38%(1) and a volatility of 15.51%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP UltraBull	-2.88%	19.80%	5.84%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraBull	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	4%
Swap Agreements	134%
Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.0%
Alphabet, Inc.	1.5%
Microsoft Corp.	1.5%
Exxon Mobil Corp.	1.1%
General Electric Co.	1.0%

S&P 500 — Composition

% of Index
Information Technology	22%
Financials	16%
Health Care	15%
Consumer Discretionary	13%
Consumer Staples	10%
Industrials	10%
Energy	6%
Utilities	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

138 :: ProFund VP UltraBull :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (59.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	588	$88,576
Abbott Laboratories (Health Care Equipment & Supplies)	1,428	64,131
AbbVie, Inc. (Biotechnology)	1,572	93,125
Accenture PLC—Class A (IT Services)	600	62,700
ACE, Ltd. (Insurance)	312	36,458
Activision Blizzard, Inc. (Software)	480	18,581
Adobe Systems, Inc.* (Software)	480	45,091
Advance Auto Parts, Inc. (Specialty Retail)	72	10,837
Aetna, Inc. (Health Care Providers & Services)	336	36,328
Affiliated Managers Group, Inc.* (Capital Markets)	48	7,668
Aflac, Inc. (Insurance)	408	24,439
Agilent Technologies, Inc. (Life Sciences Tools & Services)	312	13,045
AGL Resources, Inc. (Gas Utilities)	120	7,657
Air Products & Chemicals, Inc. (Chemicals)	180	23,420
Airgas, Inc. (Chemicals)	60	8,299
Akamai Technologies, Inc.* (Internet Software & Services)	168	8,842
Alcoa, Inc. (Metals & Mining)	1,260	12,436
Alexion Pharmaceuticals, Inc.* (Biotechnology)	216	41,202
Allegion PLC (Building Products)	96	6,328
Allergan PLC* (Pharmaceuticals)	372	116,250
Alliance Data Systems Corp.* (IT Services)	60	16,594
Alphabet, Inc.*—Class A (Internet Software & Services)	276	214,731
Alphabet, Inc.*—Class C (Internet Software & Services)	288	218,557
Altria Group, Inc. (Tobacco)	1,884	109,668
Amazon.com, Inc.* (Internet & Catalog Retail)	372	251,431
Ameren Corp. (Multi-Utilities)	228	9,856
American Airlines Group, Inc. (Airlines)	600	25,410
American Electric Power Co., Inc. (Electric Utilities)	468	27,270
American Express Co. (Consumer Finance)	804	55,917
American International Group, Inc. (Insurance)	1,188	73,621
American Tower Corp. (Real Estate Investment Trusts)	408	39,556
Ameriprise Financial, Inc. (Capital Markets)	168	17,879
AmerisourceBergen Corp. (Health Care Providers & Services)	192	19,912
AMETEK, Inc. (Electrical Equipment)	228	12,219
Amgen, Inc. (Biotechnology)	720	116,878
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	300	15,669
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	492	23,901
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	300	16,596
Anthem, Inc. (Health Care Providers & Services)	252	35,139
Aon PLC (Insurance)	264	24,343
Apache Corp. (Oil, Gas & Consumable Fuels)	360	16,009
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	144	5,764
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,340	562,089
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,104	20,612
Archer-Daniels-Midland Co. (Food Products)	576	21,128
Assurant, Inc. (Insurance)	60	4,832
AT&T, Inc. (Diversified Telecommunication Services)	5,892	202,744
Autodesk, Inc.* (Software)	216	13,161
Automatic Data Processing, Inc. (IT Services)	444	37,616
AutoNation, Inc.* (Specialty Retail)	72	4,296
AutoZone, Inc.* (Specialty Retail)	24	17,806
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	252	36,578
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	132	24,305
Avery Dennison Corp. (Containers & Packaging)	84	5,263
Baker Hughes, Inc. (Energy Equipment & Services)	420	19,383
Ball Corp. (Containers & Packaging)	132	9,600
Bank of America Corp. (Banks)	9,984	168,031
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	72	13,640
Baxalta, Inc. (Biotechnology)	516	20,139
Baxter International, Inc. (Health Care Equipment & Supplies)	528	20,143
BB&T Corp. (Banks)	744	28,131
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	204	31,434
Bed Bath & Beyond, Inc.* (Specialty Retail)	156	7,527
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,800	237,673
Best Buy Co., Inc. (Specialty Retail)	288	8,770
Biogen, Inc.* (Biotechnology)	216	66,172
BlackRock, Inc. (Capital Markets)	120	40,862
BorgWarner, Inc. (Auto Components)	216	9,338
Boston Properties, Inc. (Real Estate Investment Trusts)	144	18,366
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,284	23,677
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,596	109,789
Broadcom Corp.—Class A (Semiconductors & Semiconductor Equipment)	540	31,223
Brown-Forman Corp.—Class B (Beverages)	96	9,531
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	132	8,187
CA, Inc. (Software)	300	8,568
Cablevision Systems Corp.—Class A (Media)	216	6,890
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	396	7,005
Cameron International Corp.* (Energy Equipment & Services)	180	11,376
Campbell Soup Co. (Food Products)	168	8,828
Capital One Financial Corp. (Consumer Finance)	516	37,245
Cardinal Health, Inc. (Health Care Providers & Services)	312	27,852
CarMax, Inc.* (Specialty Retail)	192	10,362
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	444	24,189
Caterpillar, Inc. (Machinery)	564	38,329
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	276	9,544
CBS Corp.—Class B (Media)	420	19,795
Celgene Corp.* (Biotechnology)	756	90,539
CenterPoint Energy, Inc. (Multi-Utilities)	408	7,491

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 139

Common Stocks, continued

	Shares		Value
CenturyLink, Inc. (Diversified Telecommunication Services)	528		$13,284
Cerner Corp.* (Health Care Technology)	288		17,329
CF Industries Holdings, Inc. (Chemicals)	228		9,305
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	492		2,214
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,800		161,929
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	24		11,516
Church & Dwight Co., Inc. (Household Products)	120		10,186
Cigna Corp. (Health Care Providers & Services)	252		36,875
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	96		8,580
Cincinnati Financial Corp. (Insurance)	144		8,520
Cintas Corp. (Commercial Services & Supplies)	84		7,648
Cisco Systems, Inc. (Communications Equipment)	4,872		132,299
Citigroup, Inc. (Banks)	2,856		147,798
Citrix Systems, Inc.* (Software)	144		10,894
CME Group, Inc. (Diversified Financial Services)	324		29,354
CMS Energy Corp. (Multi-Utilities)	264		9,525
Coach, Inc. (Textiles, Apparel & Luxury Goods)	264		8,641
Coca-Cola Enterprises, Inc. (Beverages)	204		10,045
Cognizant Technology Solutions Corp.* (IT Services)	588		35,292
Colgate-Palmolive Co. (Household Products)	864		57,560
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	372		7,440
Comcast Corp.—Class A (Media)	2,340		132,046
Comerica, Inc. (Banks)	168		7,027
ConAgra Foods, Inc. (Food Products)	420		17,707
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,188		55,468
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	216		1,706
Consolidated Edison, Inc. (Multi-Utilities)	276		17,739
Constellation Brands, Inc.—Class A (Beverages)	168		23,930
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,140		20,839
Costco Wholesale Corp. (Food & Staples Retailing)	420		67,830
Crown Castle International Corp. (Real Estate Investment Trusts)	324		28,010
CSRA, Inc. (IT Services)	132		3,960
CSX Corp. (Road & Rail)	936		24,289
Cummins, Inc. (Machinery)	156		13,730
CVS Health Corp. (Food & Staples Retailing)	1,056		103,244
D.R. Horton, Inc. (Household Durables)	312		9,993
Danaher Corp. (Industrial Conglomerates)	576		53,499
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	108		6,873
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	156		10,875
Deere & Co. (Machinery)	300		22,881
Delphi Automotive PLC (Auto Components)	264		22,633
Delta Air Lines, Inc. (Airlines)	756		38,322
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	132		8,032
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	372		11,904
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	60		1,266
Discover Financial Services (Consumer Finance)	408		21,877
Discovery Communications, Inc.*—Class A (Media)	144		3,842
Discovery Communications, Inc.*—Class C (Media)	252		6,355
Dollar General Corp. (Multiline Retail)	276		19,836
Dollar Tree, Inc.* (Multiline Retail)	228		17,606
Dominion Resources, Inc. (Multi-Utilities)	576		38,961
Dover Corp. (Machinery)	144		8,829
Dr. Pepper Snapple Group, Inc. (Beverages)	180		16,776
DTE Energy Co. (Multi-Utilities)	168		13,472
Duke Energy Corp. (Electric Utilities)	660		47,118
E*TRADE Financial Corp.* (Capital Markets)	276		8,181
E.I. du Pont de Nemours & Co. (Chemicals)	840		55,945
Eastman Chemical Co. (Chemicals)	144		9,721
Eaton Corp. PLC (Electrical Equipment)	444		23,106
eBay, Inc.* (Internet Software & Services)	1,056		29,019
Ecolab, Inc. (Chemicals)	252		28,824
Edison International (Electric Utilities)	312		18,474
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	204		16,112
Electronic Arts, Inc.* (Software)	300		20,616
Eli Lilly & Co. (Pharmaceuticals)	936		78,867
EMC Corp. (Technology Hardware, Storage & Peripherals)	1,860		47,766
Emerson Electric Co. (Electrical Equipment)	624		29,845
Endo International PLC* (Pharmaceuticals)	204		12,489
Ensco PLCADR—Class A (Energy Equipment & Services)	228		3,509
Entergy Corp. (Electric Utilities)	168		11,484
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	528		37,377
EQT Corp. (Oil, Gas & Consumable Fuels)	144		7,507
Equifax, Inc. (Professional Services)	108		12,028
Equinix, Inc. (Real Estate Investment Trusts)	60		18,144
Equity Residential (Real Estate Investment Trusts)	348		28,393
Essex Property Trust, Inc. (Real Estate Investment Trusts)	60		14,365
Eversource Energy (Electric Utilities)	300		15,321
Exelon Corp. (Electric Utilities)	876		24,327
Expedia, Inc. (Internet & Catalog Retail)	108		13,424
Expeditors International of Washington, Inc. (Air Freight & Logistics)	180		8,118
Express Scripts Holding Co.* (Health Care Providers & Services)	648		56,642
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,996		311,489
F5 Networks, Inc.* (Communications Equipment)	72		6,981
Facebook, Inc.*—Class A (Internet Software & Services)	2,172		227,322
Fastenal Co. (Trading Companies & Distributors)	276		11,266
FedEx Corp. (Air Freight & Logistics)	252		37,545
Fidelity National Information Services, Inc. (IT Services)	264		15,998
Fifth Third Bancorp (Banks)	756		15,196
First Horizon National Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	72		4,751
FirstEnergy Corp. (Electric Utilities)	408		12,946
Fiserv, Inc.* (IT Services)	216		19,755
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	132		3,705
Flowserve Corp. (Machinery)	120		5,050
Fluor Corp. (Construction & Engineering)	132		6,233
FMC Corp. (Chemicals)	132		5,165
FMC Technologies, Inc.* (Energy Equipment & Services)	216		6,266

See accompanying notes to financial statements.

140 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Ford Motor Co. (Automobiles)	3,732	$52,584
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	36	1,316
Franklin Resources, Inc. (Capital Markets)	360	13,255
Freeport-McMoRan, Inc. (Metals & Mining)	1,104	7,474
Frontier Communications Corp. (Diversified Telecommunication Services)	1,116	5,212
GameStop Corp.—Class A (Specialty Retail)	96	2,692
Garmin, Ltd. (Household Durables)	108	4,014
General Dynamics Corp. (Aerospace & Defense)	288	39,560
General Electric Co. (Industrial Conglomerates)	9,048	281,845
General Growth Properties, Inc. (Real Estate Investment Trusts)	564	15,346
General Mills, Inc. (Food Products)	576	33,212
General Motors Co. (Automobiles)	1,356	46,118
Genuine Parts Co. (Distributors)	144	12,368
Gilead Sciences, Inc. (Biotechnology)	1,380	139,642
H & R Block, Inc. (Diversified Consumer Services)	228	7,595
Halliburton Co. (Energy Equipment & Services)	816	27,777
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	372	10,948
Harley-Davidson, Inc. (Automobiles)	180	8,170
Harman International Industries, Inc. (Household Durables)	72	6,783
Harris Corp. (Communications Equipment)	120	10,428
Hartford Financial Services Group, Inc. (Insurance)	396	17,210
Hasbro, Inc. (Leisure Products)	108	7,275
HCA Holdings, Inc.* (Health Care Providers & Services)	300	20,289
HCP, Inc. (Real Estate Investment Trusts)	444	16,979
Helmerich & Payne, Inc. (Energy Equipment & Services)	108	5,783
Henry Schein, Inc.* (Health Care Providers & Services)	84	13,288
Hess Corp. (Oil, Gas & Consumable Fuels)	228	11,053
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,728	26,265
Honeywell International, Inc. (Aerospace & Defense)	744	77,055
Hormel Foods Corp. (Food Products)	132	10,439
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	720	11,045
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,728	20,460
Humana, Inc. (Health Care Providers & Services)	144	25,705
Huntington Bancshares, Inc. (Banks)	768	8,494
Illinois Tool Works, Inc. (Machinery)	312	28,916
Illumina, Inc.* (Life Sciences Tools & Services)	144	27,640
Ingersoll-Rand PLC (Machinery)	252	13,933
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,524	155,852
Intercontinental Exchange, Inc. (Diversified Financial Services)	108	27,676
International Business Machines Corp. (IT Services)	852	117,252
International Flavors & Fragrances, Inc. (Chemicals)	72	8,614
International Paper Co. (Containers & Packaging)	396	14,930
Intuit, Inc. (Software)	252	24,318
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	36	19,662
Invesco, Ltd. (Capital Markets)	408	13,660
Iron Mountain, Inc. (Real Estate Investment Trusts)	180	4,862
J.B. Hunt Transport Services, Inc. (Road & Rail)	84	6,162
Jacobs Engineering Group, Inc.* (Construction & Engineering)	120	5,034
Johnson & Johnson (Pharmaceuticals)	2,652	272,414
Johnson Controls, Inc. (Auto Components)	624	24,641
JPMorgan Chase & Co. (Banks)	3,528	232,954
Juniper Networks, Inc. (Communications Equipment)	336	9,274
Kansas City Southern (Road & Rail)	108	8,064
Kellogg Co. (Food Products)	240	17,345
Keurig Green Mountain, Inc. (Food Products)	108	9,718
KeyCorp (Banks)	804	10,605
Kimberly-Clark Corp. (Household Products)	348	44,300
Kimco Realty Corp. (Real Estate Investment Trusts)	396	10,478
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,752	26,140
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	144	9,986
Kohl’s Corp. (Multiline Retail)	180	8,573
L Brands, Inc. (Specialty Retail)	240	22,997
L-3 Communications Holdings, Inc. (Aerospace & Defense)	72	8,605
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	96	11,869
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	156	12,390
Legg Mason, Inc. (Capital Markets)	108	4,237
Leggett & Platt, Inc. (Household Durables)	132	5,547
Lennar Corp.—Class A (Household Durables)	168	8,217
Leucadia National Corp. (Diversified Financial Services)	324	5,634
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	276	15,003
Lincoln National Corp. (Insurance)	240	12,062
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	228	9,683
Lockheed Martin Corp. (Aerospace & Defense)	252	54,722
Loews Corp. (Insurance)	264	10,138
Lowe’s Cos., Inc. (Specialty Retail)	876	66,610
LyondellBasell Industries N.V.—Class A (Chemicals)	348	30,241
M&T Bank Corp. (Banks)	156	18,904
Macy’s, Inc. (Multiline Retail)	300	10,494
Mallinckrodt PLC* (Pharmaceuticals)	108	8,060
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	648	8,158
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	516	26,749
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	180	12,084
Marsh & McLennan Cos., Inc. (Insurance)	504	27,947
Martin Marietta Materials, Inc. (Construction Materials)	60	8,195
Masco Corp. (Building Products)	324	9,170
MasterCard, Inc.—Class A (IT Services)	948	92,297
Mattel, Inc. (Leisure Products)	324	8,803
McCormick & Co., Inc. (Food Products)	108	9,240
McDonald’s Corp. (Hotels, Restaurants & Leisure)	876	103,492
McGraw Hill Financial, Inc. (Diversified Financial Services)	264	26,025

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 141

Common Stocks, continued

	Shares	Value
McKesson Corp. (Health Care Providers & Services)	216	$42,602
Mead Johnson Nutrition Co.—Class A (Food Products)	192	15,158
Medtronic PLC (Health Care Equipment & Supplies)	1,344	103,380
Merck & Co., Inc. (Pharmaceuticals)	2,676	141,346
MetLife, Inc. (Insurance)	1,068	51,489
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	180	7,211
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	192	8,936
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,044	14,783
Microsoft Corp. (Software)	7,656	424,755
Mohawk Industries, Inc.* (Household Durables)	60	11,364
Molson Coors Brewing Co.—Class B (Beverages)	156	14,652
Mondelez International, Inc.—Class A (Food Products)	1,524	68,336
Monsanto Co. (Chemicals)	420	41,378
Monster Beverage Corp.* (Beverages)	144	21,450
Moody’s Corp. (Diversified Financial Services)	168	16,857
Morgan Stanley (Capital Markets)	1,452	46,188
Motorola Solutions, Inc. (Communications Equipment)	156	10,678
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	156	3,502
Mylan N.V.* (Pharmaceuticals)	396	21,412
National Oilwell Varco, Inc. (Energy Equipment & Services)	360	12,056
Navient Corp. (Consumer Finance)	348	3,985
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	276	7,322
Netflix, Inc.* (Internet & Catalog Retail)	408	46,667
Newell Rubbermaid, Inc. (Household Durables)	252	11,108
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	156	5,079
Newmont Mining Corp. (Metals & Mining)	504	9,067
News Corp.—Class A (Media)	360	4,810
News Corp.—Class B (Media)	108	1,508
NextEra Energy, Inc. (Electric Utilities)	444	46,127
Nielsen Holdings PLC (Professional Services)	348	16,217
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,296	81,000
NiSource, Inc. (Multi-Utilities)	300	5,853
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	408	13,435
Nordstrom, Inc. (Multiline Retail)	132	6,575
Norfolk Southern Corp. (Road & Rail)	288	24,362
Northern Trust Corp. (Capital Markets)	204	14,706
Northrop Grumman Corp. (Aerospace & Defense)	180	33,986
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	300	3,531
Nucor Corp. (Metals & Mining)	312	12,574
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	492	16,216
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	732	49,491
Omnicom Group, Inc. (Media)	228	17,250
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	204	5,031
Oracle Corp. (Software)	3,072	112,220
O’Reilly Automotive, Inc.* (Specialty Retail)	96	24,328
Owens-Illinois, Inc.* (Containers & Packaging)	156	2,718
PACCAR, Inc. (Machinery)	336	15,926
Parker-Hannifin Corp. (Machinery)	132	12,801
Patterson Cos., Inc. (Health Care Providers & Services)	84	3,798
Paychex, Inc. (IT Services)	312	16,502
PayPal Holdings, Inc.* (IT Services)	1,068	38,662
Pentair PLC (Machinery)	168	8,321
People’s United Financial, Inc. (Banks)	300	4,845
Pepco Holdings, Inc. (Electric Utilities)	240	6,242
PepsiCo, Inc. (Beverages)	1,392	139,089
PerkinElmer, Inc. (Life Sciences Tools & Services)	108	5,786
Perrigo Co. PLC (Pharmaceuticals)	144	20,837
Pfizer, Inc. (Pharmaceuticals)	5,916	190,968
PG&E Corp. (Multi-Utilities)	468	24,893
Philip Morris International, Inc. (Tobacco)	1,488	130,810
Phillips 66 (Oil, Gas & Consumable Fuels)	456	37,301
Pinnacle West Capital Corp. (Electric Utilities)	108	6,964
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	144	18,055
Pitney Bowes, Inc. (Commercial Services & Supplies)	192	3,965
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	168	8,017
PNC Financial Services Group, Inc. (Banks)	492	46,893
PPG Industries, Inc. (Chemicals)	264	26,088
PPL Corp. (Electric Utilities)	648	22,116
Praxair, Inc. (Chemicals)	276	28,262
Precision Castparts Corp. (Aerospace & Defense)	132	30,625
Principal Financial Group, Inc. (Insurance)	264	11,875
Prologis, Inc. (Real Estate Investment Trusts)	504	21,632
Prudential Financial, Inc. (Insurance)	432	35,169
Public Service Enterprise Group, Inc. (Multi-Utilities)	480	18,571
Public Storage (Real Estate Investment Trusts)	144	35,669
PulteGroup, Inc. (Household Durables)	300	5,346
PVH Corp. (Textiles, Apparel & Luxury Goods)	84	6,187
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	132	6,719
QUALCOMM, Inc. (Communications Equipment)	1,440	71,978
Quanta Services, Inc.* (Construction & Engineering)	156	3,159
Quest Diagnostics, Inc. (Health Care Providers & Services)	132	9,390
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	60	6,689
Range Resources Corp. (Oil, Gas & Consumable Fuels)	168	4,134
Raytheon Co. (Aerospace & Defense)	288	35,865
Realty Income Corp. (Real Estate Investment Trusts)	240	12,391
Red Hat, Inc.* (Software)	180	14,906
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	72	39,087
Regions Financial Corp. (Banks)	1,248	11,981
Republic Services, Inc. (Commercial Services & Supplies)	228	10,030
Reynolds American, Inc. (Tobacco)	792	36,551
Robert Half International, Inc. (Professional Services)	132	6,222
Rockwell Automation, Inc. (Electrical Equipment)	132	13,545
Rockwell Collins, Inc. (Aerospace & Defense)	132	12,184
Roper Technologies, Inc. (Industrial Conglomerates)	96	18,220
Ross Stores, Inc. (Specialty Retail)	384	20,663
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	168	17,003
Ryder System, Inc. (Road & Rail)	48	2,728

See accompanying notes to financial statements.

142 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
salesforce.com, Inc.* (Software)	600	$47,040
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	192	14,590
SCANA Corp. (Multi-Utilities)	132	7,985
Schlumberger, Ltd. (Energy Equipment & Services)	1,212	84,538
Scripps Networks Interactive, Inc.—Class A (Media)	96	5,300
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	288	10,558
Sealed Air Corp. (Containers & Packaging)	192	8,563
Sempra Energy (Multi-Utilities)	228	21,434
Signet Jewelers, Ltd. (Specialty Retail)	72	8,906
Simon Property Group, Inc. (Real Estate Investment Trusts)	300	58,332
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	180	13,829
SL Green Realty Corp. (Real Estate Investment Trusts)	96	10,846
Snap-on, Inc. (Machinery)	60	10,286
Southwest Airlines Co. (Airlines)	624	26,869
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	372	2,645
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	648	15,513
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	276	17,049
Stanley Black & Decker, Inc. (Machinery)	144	15,369
Staples, Inc. (Specialty Retail)	612	5,796
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,428	85,723
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	156	10,808
State Street Corp. (Capital Markets)	384	25,482
Stericycle, Inc.* (Commercial Services & Supplies)	84	10,130
Stryker Corp. (Health Care Equipment & Supplies)	300	27,882
SunTrust Banks, Inc. (Banks)	492	21,077
Symantec Corp. (Software)	648	13,608
Synchrony Financial* (Consumer Finance)	804	24,450
Sysco Corp. (Food & Staples Retailing)	504	20,664
T. Rowe Price Group, Inc. (Capital Markets)	240	17,158
Target Corp. (Multiline Retail)	588	42,695
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	372	24,035
TECO Energy, Inc. (Multi-Utilities)	228	6,076
TEGNA, Inc. (Media)	216	5,512
Tenet Healthcare Corp.* (Health Care Providers & Services)	96	2,909
Teradata Corp.* (IT Services)	132	3,487
Tesoro Corp. (Oil, Gas & Consumable Fuels)	120	12,644
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	972	53,275
Textron, Inc. (Aerospace & Defense)	264	11,091
The ADT Corp. (Commercial Services & Supplies)	156	5,145
The AES Corp. (Independent Power and Renewable Electricity Producers)	648	6,201
The Allstate Corp. (Insurance)	372	23,097
The Bank of New York Mellon Corp. (Capital Markets)	1,044	43,034
The Boeing Co. (Aerospace & Defense)	600	86,753
The Charles Schwab Corp. (Capital Markets)	1,152	37,935
The Chubb Corp. (Insurance)	216	28,650
The Clorox Co. (Household Products)	120	15,220
The Coca-Cola Co. (Beverages)	3,756	161,357
The Dow Chemical Co. (Chemicals)	1,080	55,599
The Dun & Bradstreet Corp. (Professional Services)	36	3,741
The Estee Lauder Cos., Inc.—Class A (Personal Products)	216	19,021
The Gap, Inc. (Specialty Retail)	216	5,335
The Goldman Sachs Group, Inc. (Capital Markets)	384	69,209
The Goodyear Tire & Rubber Co. (Auto Components)	252	8,233
The Hershey Co. (Food Products)	132	11,784
The Home Depot, Inc. (Specialty Retail)	1,212	160,286
The Interpublic Group of Cos., Inc. (Media)	384	8,940
The JM Smucker Co.—Class A (Food Products)	120	14,801
The Kraft Heinz Co. (Food Products)	576	41,910
The Kroger Co. (Food & Staples Retailing)	936	39,153
The Macerich Co. (Real Estate Investment Trusts)	132	10,651
The Mosaic Co. (Chemicals)	324	8,939
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	108	6,282
The Priceline Group, Inc.* (Internet & Catalog Retail)	48	61,198
The Procter & Gamble Co. (Household Products)	2,604	206,783
The Progressive Corp. (Insurance)	564	17,935
The Sherwin-Williams Co. (Chemicals)	72	18,691
The Southern Co. (Electric Utilities)	876	40,988
The TJX Cos., Inc. (Specialty Retail)	636	45,099
The Travelers Cos., Inc. (Insurance)	288	32,504
The Walt Disney Co. (Media)	1,464	153,836
The Western Union Co. (IT Services)	480	8,597
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	660	16,962
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	384	54,469
Tiffany & Co. (Specialty Retail)	108	8,239
Time Warner Cable, Inc. (Media)	276	51,223
Time Warner, Inc. (Media)	768	49,667
Torchmark Corp. (Insurance)	108	6,173
Total System Services, Inc. (IT Services)	168	8,366
Tractor Supply Co. (Specialty Retail)	132	11,286
Transocean, Ltd. (Energy Equipment & Services)	324	4,011
TripAdvisor, Inc.* (Internet & Catalog Retail)	108	9,207
Twenty-First Century Fox, Inc.—Class A (Media)	1,128	30,636
Twenty-First Century Fox, Inc.—Class B (Media)	408	11,110
Tyco International PLC (Commercial Services & Supplies)	408	13,011
Tyson Foods, Inc.—Class A (Food Products)	288	15,359
U.S. Bancorp (Banks)	1,572	67,077
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	168	13,542
Union Pacific Corp. (Road & Rail)	816	63,812
United Continental Holdings, Inc.* (Airlines)	360	20,628
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	672	64,667
United Rentals, Inc.* (Trading Companies & Distributors)	84	6,093
United Technologies Corp. (Aerospace & Defense)	792	76,087
UnitedHealth Group, Inc. (Health Care Providers & Services)	912	107,289
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	84	10,037
Unum Group (Insurance)	228	7,590
Urban Outfitters, Inc.* (Specialty Retail)	84	1,911
V.F. Corp. (Textiles, Apparel & Luxury Goods)	324	20,169

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 143

Common Stocks, continued

	Shares	Value
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	456	$32,244
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	96	7,757
Ventas, Inc. (Real Estate Investment Trusts)	324	18,283
VeriSign, Inc.* (Internet Software & Services)	96	8,387
Verisk Analytics, Inc.*—Class A (Professional Services)	144	11,071
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,900	180,258
Vertex Pharmaceuticals, Inc.* (Biotechnology)	240	30,199
Viacom, Inc.—Class B (Media)	336	13,830
Visa, Inc.—Class A (IT Services)	1,872	145,174
Vornado Realty Trust (Real Estate Investment Trusts)	168	16,793
Vulcan Materials Co. (Construction Materials)	132	12,536
W.W. Grainger, Inc. (Trading Companies & Distributors)	60	12,156
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	840	71,530
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,500	91,950
Waste Management, Inc. (Commercial Services & Supplies)	396	21,135
Waters Corp.* (Life Sciences Tools & Services)	84	11,305
WEC Energy Group, Inc. (Multi-Utilities)	300	15,393
Wells Fargo & Co. (Banks)	4,452	242,011
Welltower, Inc. (Real Estate Investment Trusts)	336	22,858
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	228	13,691
WestRock Co. (Containers & Packaging)	252	11,496
Weyerhaeuser Co. (Real Estate Investment Trusts)	492	14,750
Whirlpool Corp. (Household Durables)	72	10,575
Whole Foods Market, Inc. (Food & Staples Retailing)	324	10,854
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	108	7,846
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	72	4,982
Xcel Energy, Inc. (Electric Utilities)	492	17,668
Xerox Corp. (IT Services)	912	9,695
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	252	11,836
XL Group PLC (Insurance)	288	11,284
Xylem, Inc. (Machinery)	168	6,132
Yahoo!, Inc.* (Internet Software & Services)	828	27,539
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	408	29,804
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	168	17,235
Zions Bancorp (Banks)	192	5,242
Zoetis, Inc. (Pharmaceuticals)	444	21,276
TOTAL COMMON STOCKS (Cost $12,848,626)		17,159,448

Repurchase Agreements(b)(c) (18.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $5,214,119	$5,214,000	$5,214,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,214,000)		5,214,000
TOTAL INVESTMENT SECURITIES (Cost $18,062,626)—78.0%		22,373,448
Net other assets (liabilities)—22.0%		6,306,842
NET ASSETS—100.0%		$28,680,290

*                 Non-income producing security

(a)         Number of shares is less than 0.50

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $2,629,000.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	3/21/16	$1,220,700	$358

See accompanying notes to financial statements.

144 :: ProFund VP UltraBull :: Financial Statements

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	1/27/16	0.79%	$5,659,817	$(33,423)
SPDR S&P 500 ETF	Goldman Sachs International	1/27/16	0.70%	2,910,464	(19,156)
				8,570,281	(52,579)
S&P 500	UBS AG	1/27/16	0.74%	20,524,793	(49,003)
SPDR S&P 500 ETF	UBS AG	1/27/16	0.74%	9,322,227	(38,518)
				29,847,020	(87,521)
				$38,417,301	$(140,100)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraBull invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$466,533	1.5%
Air Freight & Logistics	118,517	0.4%
Airlines	111,229	0.4%
Auto Components	64,845	0.2%
Automobiles	106,872	0.4%
Banks	1,036,270	3.6%
Beverages	396,830	1.4%
Biotechnology	636,983	2.2%
Building Products	15,498	0.1%
Capital Markets	359,454	1.3%
Chemicals	358,491	1.3%
Commercial Services & Supplies	71,064	0.2%
Communications Equipment	241,638	0.8%
Construction & Engineering	14,426	0.1%
Construction Materials	20,731	0.1%
Consumer Finance	143,474	0.5%
Containers & Packaging	52,570	0.2%
Distributors	12,368	NM
Diversified Consumer Services	7,595	NM
Diversified Financial Services	349,501	1.2%
Diversified Telecommunication Services	416,501	1.5%
Electric Utilities	297,045	1.1%
Electrical Equipment	78,715	0.3%
Electronic Equipment, Instruments & Components	64,248	0.2%
Energy Equipment & Services	175,965	0.6%
Food & Staples Retailing	405,225	1.3%
Food Products	294,965	1.0%
Gas Utilities	7,657	NM
Health Care Equipment & Supplies	370,134	1.3%
Health Care Providers & Services	470,799	1.6%
Health Care Technology	17,329	0.1%
Hotels, Restaurants & Leisure	314,320	1.1%
Household Durables	72,947	0.3%
Household Products	334,049	1.2%
Independent Power and Renewable Electricity Producers	9,732	NM
Industrial Conglomerates	442,140	1.5%
Insurance	465,336	1.6%
Internet & Catalog Retail	381,927	1.3%
Internet Software & Services	734,397	2.6%
IT Services	631,947	2.2%
Leisure Products	16,078	0.1%
Life Sciences Tools & Services	112,245	0.4%
Machinery	200,503	0.7%
Media	522,550	1.9%
Metals & Mining	41,551	0.1%
Multiline Retail	105,779	0.4%
Multi-Utilities	197,249	0.7%
Oil, Gas & Consumable Fuels	940,665	3.3%
Personal Products	19,021	0.1%
Pharmaceuticals	993,708	3.5%
Professional Services	49,279	0.2%
Real Estate Investment Trusts	465,835	1.6%
Real Estate Management & Development	9,544	NM
Road & Rail	129,417	0.5%
Semiconductors & Semiconductor Equipment	423,265	1.5%
Software	753,758	2.5%
Specialty Retail	443,746	1.5%
Technology Hardware, Storage & Peripherals	702,741	2.5%
Textiles, Apparel & Luxury Goods	155,703	0.5%
Tobacco	277,029	1.0%
Trading Companies & Distributors	29,515	0.1%
Other**	11,520,842	40.2%
Total	$28,680,290	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 145

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$18,062,626
Securities, at value	17,159,448
Repurchase agreements, at value	5,214,000
Total Investment Securities, at value	22,373,448
Cash	367
Segregated cash balances with brokers	61,260
Dividends and interest receivable	20,542
Receivable for capital shares issued	14,308,783
Prepaid expenses	1,426
TOTAL ASSETS	36,765,826

LIABILITIES:
Payable for investments purchased	7,149,761
Payable for capital shares redeemed	719,792
Unrealized loss on swap agreements	140,100
Variation margin on futures contracts	12,600
Advisory fees payable	23,383
Management services fees payable	3,118
Administration fees payable	938
Administrative services fees payable	6,453
Distribution fees payable	8,824
Transfer agency fees payable	2,974
Fund accounting fees payable	1,106
Compliance services fees payable	126
Other accrued expenses	16,361
TOTAL LIABILITIES	8,085,536
NET ASSETS	$28,680,290

NET ASSETS CONSIST OF:
Capital	$23,905,840
Accumulated net investment income (loss)	1,673
Accumulated net realized gains (losses) on investments	601,697
Net unrealized appreciation (depreciation) on investments	4,171,080
NET ASSETS	$28,680,290

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,054,450
Net Asset Value (offering and redemption price per share)	$13.96

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$378,587
Interest	5,426
Foreign tax withholding	(25)
TOTAL INVESTMENT INCOME	383,988

EXPENSES:
Advisory fees	217,003
Management services fees	28,933
Administration fees	10,765
Transfer agency fees	15,528
Administrative services fees	45,445
Distribution fees	72,334
Custody fees	15,156
Fund accounting fees	17,461
Trustee fees	698
Compliance services fees	364
Other fees	26,400
Recoupment of prior expenses reduced by the Advisor	36,000
TOTAL NET EXPENSES	486,087
NET INVESTMENT INCOME (LOSS)	(102,099)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,927,770
Net realized gains (losses) on futures contracts	(141,205)
Net realized gains (losses) on swap agreements	2,780,485
Change in net unrealized appreciation/depreciation on investments	(926,556)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,640,494

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,538,395

See accompanying notes to financial statements.

146 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(102,099)	$(108,792)
Net realized gains (losses) on investments	4,567,050	6,022,233
Change in net unrealized appreciation/depreciation on investments	(926,556)	52,424
Change in net assets resulting from operations	3,538,395	5,965,865

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(6,183,820)	(10,596,009)
Change in net assets resulting from distributions	(6,183,820)	(10,596,009)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,179,528,463	1,227,515,331
Distributions reinvested	6,123,710	10,596,009
Value of shares redeemed	(1,221,643,951)	(1,201,920,614)
Change in net assets resulting from capital transactions	(35,991,778)	36,190,726
Change in net assets	(38,637,203)	31,560,582

NET ASSETS:
Beginning of period	67,317,493	35,756,911
End of period	$28,680,290	$67,317,493
Accumulated net investment income (loss)	$1,673	$1,482

SHARE TRANSACTIONS:
Issued	79,471,220	73,881,457
Reinvested	408,792	726,750
Redeemed	(81,905,784)	(72,349,512)
Change in shares	(2,025,772)	2,258,695

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraBull :: 147

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$16.50		$19.63	$13.42	$10.41	$11.74

Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.06)	(0.08)	(0.06)	(0.12)
Net realized and unrealized gains (losses) on investments	(0.27	)(b)	3.73	8.47	3.07	(0.31)
Total income (loss) from investment activities	(0.32)		3.67	8.39	3.01	(0.43)

Distributions to Shareholders From:
Net realized gains on investments	(2.22)		(6.80)	(2.18)	—	(0.84)
Return of capital	—		—	—	—	(0.06)
Total distributions	(2.22)		(6.80)	(2.18)	—	(0.90)

Net Asset Value, End of Period	$13.96		$16.50	$19.63	$13.42	$10.41

Total Return	(2.88)%		23.24%	68.05%	28.91%	(4.83)%

Ratios to Average Net Assets:
Gross expenses	1.68%		1.78%	1.79%	1.84%	1.68%
Net expenses	1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.35)%		(0.38)%	(0.50)%	(0.45)%	(1.01)%

Supplemental Data:
Net assets, end of period (000’s)	$28,680		$67,317	$35,757	$19,250	$26,716
Portfolio turnover rate(c)	2,578%		2,750%	1,884%	1,571%	3%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

148 :: ProFund VP UltraMid-Cap :: Management Discussion of Fund Performance

ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -9.15%. For the same period, the Index had a total return of -2.18%(1) and a volatility of 14.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP UltraMid-Cap	-9.15%	15.39%	6.83%
S&P MidCap 400	-2.18%	10.68%	8.18%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraMid-Cap	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Futures Contracts	12%
Swap Agreements	144%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Jarden Corp.	0.4%
NVR, Inc.	0.3%
Extra Space Storage, Inc.	0.3%
Federal Realty Investment Trust	0.3%
Alaska Air Group, Inc.	0.3%

S&P MidCap 400 — Composition

% of Index
Financials	27%
Information Technology	17%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Materials	6%
Utilities	5%
Consumer Staples	4%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraMid-Cap :: 149

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (44.2%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	840	$7,300
A.O. Smith Corp. (Building Products)	616	47,192
Aaron’s, Inc. (Specialty Retail)	504	11,285
Abercrombie & Fitch Co.—Class A (Specialty Retail)	560	15,120
ACI Worldwide, Inc.* (Software)	952	20,373
Acuity Brands, Inc. (Electrical Equipment)	336	78,556
Acxiom Corp.* (IT Services)	616	12,887
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,208	14,947
AECOM* (Construction & Engineering)	1,232	36,997
AGCO Corp. (Machinery)	616	27,960
Akorn, Inc.* (Pharmaceuticals)	672	25,072
Alaska Air Group, Inc. (Airlines)	1,008	81,154
Albemarle Corp. (Chemicals)	896	50,185
Alexander & Baldwin, Inc. (Real Estate Management & Development)	392	13,842
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	560	50,602
Align Technology, Inc.* (Health Care Equipment & Supplies)	560	36,876
Alleghany Corp.* (Insurance)	112	53,528
Allegheny Technologies, Inc. (Metals & Mining)	896	10,080
Alliant Energy Corp. (Multi-Utilities)	896	55,955
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,512	23,255
AMC Networks, Inc.*—Class A (Media)	504	37,640
American Campus Communities, Inc. (Real Estate Investment Trusts)	896	37,041
American Eagle Outfitters, Inc. (Specialty Retail)	1,456	22,568
American Financial Group, Inc. (Insurance)	560	40,365
AmSurg Corp.* (Health Care Providers & Services)	448	34,048
ANSYS, Inc.* (Software)	728	67,340
AptarGroup, Inc. (Containers & Packaging)	504	36,616
Aqua America, Inc. (Water Utilities)	1,456	43,389
ARRIS Group, Inc.* (Communications Equipment)	1,120	34,237
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	784	42,478
Arthur J. Gallagher & Co. (Insurance)	1,456	59,609
Ascena Retail Group, Inc.* (Specialty Retail)	1,400	13,790
Ashland, Inc. (Chemicals)	504	51,760
Aspen Insurance Holdings, Ltd. (Insurance)	504	24,343
Associated Banc-Corp. (Banks)	1,232	23,100
Atmel Corp. (Semiconductors & Semiconductor Equipment)	3,416	29,412
Atmos Energy Corp. (Gas Utilities)	840	52,954
Atwood Oceanics, Inc. (Energy Equipment & Services)	448	4,583
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,064	45,583
Avon Products, Inc. (Personal Products)	3,528	14,288
BancorpSouth, Inc. (Banks)	672	16,121
Bank of Hawaii Corp. (Banks)	336	21,134
Bank of the Ozarks, Inc. (Banks)	672	33,237
BE Aerospace, Inc. (Aerospace & Defense)	840	35,591
Belden, Inc. (Electronic Equipment, Instruments & Components)	336	16,020
Bemis Co., Inc. (Containers & Packaging)	784	35,037
Big Lots, Inc. (Multiline Retail)	392	15,108
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	1,624	38,473
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	168	23,295
Bio-Techne Corp. (Life Sciences Tools & Services)	280	25,200
Black Hills Corp. (Multi-Utilities)	392	18,201
Brinker International, Inc. (Hotels, Restaurants & Leisure)	504	24,167
Broadridge Financial Solutions, Inc. (IT Services)	952	51,151
Brown & Brown, Inc. (Insurance)	952	30,559
Brunswick Corp. (Leisure Products)	728	36,771
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	168	26,821
Cabela’s, Inc.*—A (Specialty Retail)	392	18,318
Cable One, Inc. (Media)	56	24,285
Cabot Corp. (Chemicals)	504	20,604
Cadence Design Systems, Inc.* (Software)	2,408	50,110
CalAtlantic Group, Inc. (Household Durables)	616	23,359
California Resources Corp. (Oil, Gas & Consumable Fuels)	2,520	5,872
Camden Property Trust (Real Estate Investment Trusts)	728	55,881
Care Capital Properties, Inc. (Real Estate Investment Trusts)	672	20,543
Carlisle Cos., Inc. (Industrial Conglomerates)	504	44,700
Carpenter Technology Corp. (Metals & Mining)	392	11,866
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	448	39,886
Casey’s General Stores, Inc. (Food & Staples Retailing)	336	40,471
Catalent, Inc.* (Pharmaceuticals)	784	19,624
Cathay General Bancorp (Banks)	616	19,299
CBOE Holdings, Inc. (Diversified Financial Services)	672	43,613
CDK Global, Inc. (Software)	1,288	61,141
CEB, Inc. (Professional Services)	280	17,189
Centene Corp.* (Health Care Providers & Services)	952	62,651
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	392	31,513
Chico’s FAS, Inc. (Specialty Retail)	1,120	11,950
Ciena Corp.* (Communications Equipment)	1,008	20,856
Cinemark Holdings, Inc. (Media)	840	28,081
CLARCOR, Inc. (Machinery)	392	19,475
Clean Harbors, Inc.* (Commercial Services & Supplies)	448	18,659
Cleco Corp. (Electric Utilities)	504	26,314
CNO Financial Group, Inc. (Insurance)	1,512	28,864
Cognex Corp. (Electronic Equipment, Instruments & Components)	672	22,693
Commerce Bancshares, Inc. (Banks)	672	28,587
Commercial Metals Co. (Metals & Mining)	952	13,033
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	952	17,793
Community Health Systems, Inc.* (Health Care Providers & Services)	952	25,257
CommVault Systems, Inc.* (Software)	336	13,222
Compass Minerals International, Inc. (Metals & Mining)	280	21,076

See accompanying notes to financial statements.

150 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Computer Sciences Corp. (IT Services)	1,120	$36,602
Convergys Corp. (IT Services)	784	19,514
Copart, Inc.* (Commercial Services & Supplies)	896	34,056
CoreLogic, Inc.* (IT Services)	728	24,650
Corporate Office Properties Trust (Real Estate Investment Trusts)	784	17,115
Corrections Corp. of America (Real Estate Investment Trusts)	952	25,218
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	168	21,307
Crane Co. (Machinery)	392	18,753
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	840	22,403
CST Brands, Inc. (Specialty Retail)	616	24,110
Cullen/Frost Bankers, Inc. (Banks)	448	26,880
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,688	26,369
Dana Holding Corp. (Auto Components)	1,232	17,002
Dean Foods Co. (Food Products)	728	12,485
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	280	13,216
Deluxe Corp. (Commercial Services & Supplies)	392	21,380
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	2,856	5,769
DeVry Education Group, Inc. (Diversified Consumer Services)	448	11,339
Dick’s Sporting Goods, Inc. (Specialty Retail)	728	25,735
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	504	15,165
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	448	49,840
Domtar Corp. (Paper & Forest Products)	504	18,623
Donaldson Co., Inc. (Machinery)	1,008	28,889
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,120	34,922
DreamWorks Animation SKG, Inc.*—Class A (Media)	560	14,431
Dril-Quip, Inc.* (Energy Equipment & Services)	336	19,901
DST Systems, Inc. (IT Services)	280	31,937
Duke Realty Corp. (Real Estate Investment Trusts)	2,800	58,856
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	728	31,006
Eagle Materials, Inc. (Construction Materials)	392	23,689
East West Bancorp, Inc. (Banks)	1,176	48,875
Eaton Vance Corp. (Capital Markets)	952	30,873
Edgewell Personal Care Co. (Personal Products)	504	39,499
Endurance Specialty Holdings, Ltd. (Insurance)	504	32,251
Energen Corp. (Oil, Gas & Consumable Fuels)	616	25,250
Energizer Holdings, Inc. (Household Products)	504	17,166
Equity One, Inc. (Real Estate Investment Trusts)	616	16,724
Esterline Technologies Corp.* (Aerospace & Defense)	224	18,144
Everest Re Group, Ltd. (Insurance)	336	61,518
Extra Space Storage, Inc. (Real Estate Investment Trusts)	1,008	88,915
FactSet Research Systems, Inc. (Diversified Financial Services)	336	54,624
Fair Isaac Corp. (Software)	224	21,096
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	896	18,556
Federal Realty Investment Trust (Real Estate Investment Trusts)	560	81,815
Federated Investors, Inc.—Class B (Capital Markets)	784	22,462
FEI Co. (Electronic Equipment, Instruments & Components)	336	26,809
First American Financial Corp. (Insurance)	896	32,166
First Horizon National Corp. (Banks)	1,960	28,459
First Niagara Financial Group, Inc. (Banks)	2,856	30,988
FirstMerit Corp. (Banks)	1,344	25,066
Flowers Foods, Inc. (Food Products)	1,512	32,493
Foot Locker, Inc. (Specialty Retail)	1,120	72,900
Fortinet, Inc.* (Software)	1,176	36,656
Fortune Brands Home & Security, Inc. (Building Products)	1,288	71,484
FTI Consulting, Inc.* (Professional Services)	336	11,646
Fulton Financial Corp. (Banks)	1,400	18,214
Gartner, Inc.* (IT Services)	672	60,950
GATX Corp. (Trading Companies & Distributors)	336	14,297
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	448	24,053
Gentex Corp. (Auto Components)	2,352	37,655
Genworth Financial, Inc.*—Class A (Insurance)	4,032	15,039
Global Payments, Inc. (IT Services)	1,064	68,638
Graco, Inc. (Machinery)	448	32,287
Graham Holdings Co.—Class B (Diversified Consumer Services)	56	27,158
Granite Construction, Inc. (Construction & Engineering)	336	14,418
Great Plains Energy, Inc. (Electric Utilities)	1,232	33,646
Greif, Inc.—Class A (Containers & Packaging)	224	6,901
GUESS?, Inc. (Specialty Retail)	504	9,516
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	896	22,015
Halyard Health, Inc.* (Health Care Equipment & Supplies)	392	13,097
Hancock Holding Co. (Banks)	616	15,505
Hawaiian Electric Industries, Inc. (Electric Utilities)	896	25,939
Health Net, Inc.* (Health Care Providers & Services)	616	42,171
Herman Miller, Inc. (Commercial Services & Supplies)	504	14,465
Highwoods Properties, Inc. (Real Estate Investment Trusts)	784	34,182
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	448	21,531
HNI Corp. (Commercial Services & Supplies)	336	12,116
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,456	58,079
Hologic, Inc.* (Health Care Equipment & Supplies)	2,016	77,999
Hospitality Properties Trust (Real Estate Investment Trusts)	1,232	32,217
HSN, Inc. (Internet & Catalog Retail)	280	14,188
Hubbell, Inc.* (Electrical Equipment)	392	39,608
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	392	49,725
IDACORP, Inc. (Electric Utilities)	392	26,656
IDEX Corp. (Machinery)	616	47,193
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	728	53,086
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	1,288	39,129
Ingredion, Inc. (Food Products)	560	53,670

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 151

Common Stocks, continued

	Shares	Value
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,176	$30,988
InterDigital, Inc. (Communications Equipment)	280	13,731
International Bancshares Corp. (Banks)	448	11,514
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	224	7,553
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	1,064	13,577
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	280	24,965
ITT Corp. (Machinery)	728	26,441
J.C. Penney Co., Inc.* (Multiline Retail)	2,464	16,410
j2 Global, Inc. (Internet Software & Services)	392	32,269
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,512	35,214
Jack Henry & Associates, Inc. (IT Services)	672	52,456
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	280	21,479
Janus Capital Group, Inc. (Capital Markets)	1,176	16,570
Jarden Corp.* (Household Durables)	1,680	95,962
JetBlue Airways Corp.* (Airlines)	2,576	58,346
John Wiley & Sons, Inc. (Media)	392	17,652
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	392	62,665
Joy Global, Inc. (Machinery)	784	9,886
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,008	17,912
KB Home (Household Durables)	728	8,976
KBR, Inc. (Construction & Engineering)	1,176	19,898
Kemper Corp. (Insurance)	392	14,602
Kennametal, Inc. (Machinery)	672	12,902
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,400	39,662
Kilroy Realty Corp. (Real Estate Investment Trusts)	728	46,068
Kirby Corp.* (Marine)	448	23,574
KLX, Inc.* (Aerospace & Defense)	448	13,794
Knowles Corp.* (Electronic Equipment, Instruments & Components)	728	9,704
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	672	40,307
Lancaster Colony Corp. (Food Products)	168	19,397
Landstar System, Inc. (Road & Rail)	336	19,706
LaSalle Hotel Properties (Real Estate Investment Trusts)	896	22,543
Leidos Holdings, Inc. (IT Services)	504	28,355
Lennox International, Inc. (Building Products)	336	41,966
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	504	16,355
Liberty Property Trust (Real Estate Investment Trusts)	1,176	36,515
LifePoint Health, Inc.* (Health Care Providers & Services)	336	24,662
Lincoln Electric Holdings, Inc. (Machinery)	560	29,058
LivaNova PLC* (Health Care Equipment & Supplies)	336	19,948
Live Nation Entertainment, Inc.* (Media)	1,176	28,894
LKQ Corp.* (Distributors)	2,464	73,008
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,176	21,180
M.D.C. Holdings, Inc. (Household Durables)	336	8,578
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	728	16,999
Manhattan Associates, Inc.* (Software)	616	40,761
ManpowerGroup, Inc. (Professional Services)	616	51,923
MarketAxess Holdings, Inc. (Diversified Financial Services)	280	31,245
MAXIMUS, Inc. (IT Services)	504	28,350
MDU Resources Group, Inc. (Multi-Utilities)	1,568	28,726
MEDNAX, Inc.* (Health Care Providers & Services)	784	56,181
Mentor Graphics Corp. (Software)	784	14,441
Mercury General Corp. (Insurance)	280	13,040
Meredith Corp. (Media)	280	12,110
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	224	75,965
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	616	55,939
Minerals Technologies, Inc. (Chemicals)	280	12,841
Molina Healthcare, Inc.* (Health Care Providers & Services)	336	20,204
MSA Safety, Inc. (Commercial Services & Supplies)	280	12,172
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	392	22,058
MSCI, Inc.—Class A (Diversified Financial Services)	728	52,511
Murphy USA, Inc.* (Specialty Retail)	336	20,409
Nabors Industries, Ltd. (Energy Equipment & Services)	2,296	19,539
National Fuel Gas Co. (Gas Utilities)	672	28,728
National Instruments Corp. (Electronic Equipment, Instruments & Components)	840	24,100
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,120	44,856
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,008	24,656
NetScout Systems, Inc.* (Communications Equipment)	784	24,069
NeuStar, Inc.*—Class A (IT Services)	448	10,739
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,920	63,975
NewMarket Corp. (Chemicals)	56	21,321
Noble Corp. PLC (Energy Equipment & Services)	1,960	20,678
Nordson Corp. (Machinery)	448	28,739
NOW, Inc.* (Trading Companies & Distributors)	896	14,175
NVR, Inc.* (Household Durables)	56	92,008
Oceaneering International, Inc. (Energy Equipment & Services)	784	29,416
Office Depot, Inc.* (Specialty Retail)	3,976	22,425
OGE Energy Corp. (Electric Utilities)	1,624	42,695
Oil States International, Inc.* (Energy Equipment & Services)	392	10,682
Old Dominion Freight Line, Inc.* (Road & Rail)	560	33,080
Old Republic International Corp. (Insurance)	1,960	36,515
Olin Corp. (Chemicals)	1,344	23,197
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,344	47,013
ONE Gas, Inc. (Gas Utilities)	448	22,476
Orbital ATK, Inc. (Aerospace & Defense)	504	45,027
Oshkosh Corp. (Machinery)	616	24,049
Owens & Minor, Inc. (Health Care Providers & Services)	504	18,134
Packaging Corp. of America (Containers & Packaging)	784	49,431
PacWest Bancorp (Banks)	896	38,618
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	168	32,723

See accompanying notes to financial statements.

152 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
PAREXEL International Corp.* (Life Sciences Tools & Services)	448	$30,518
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,176	17,734
Plantronics, Inc. (Communications Equipment)	280	13,278
PNM Resources, Inc. (Electric Utilities)	672	20,543
Polaris Industries, Inc. (Leisure Products)	504	43,319
Polycom, Inc.* (Communications Equipment)	1,064	13,396
PolyOne Corp. (Chemicals)	672	21,343
Post Holdings, Inc.* (Food Products)	504	31,097
Post Properties, Inc. (Real Estate Investment Trusts)	448	26,504
Potlatch Corp. (Real Estate Investment Trusts)	336	10,161
Primerica, Inc. (Insurance)	392	18,514
Prosperity Bancshares, Inc. (Banks)	560	26,802
PTC, Inc.* (Software)	952	32,968
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,288	17,259
Questar Corp. (Gas Utilities)	1,400	27,272
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,680	24,730
Rackspace Hosting, Inc.* (Internet Software & Services)	952	24,105
Raymond James Financial, Inc. (Capital Markets)	1,008	58,434
Rayonier, Inc. (Real Estate Investment Trusts)	1,008	22,378
Regal Beloit Corp. (Electrical Equipment)	336	19,663
Regency Centers Corp. (Real Estate Investment Trusts)	784	53,406
Reinsurance Group of America, Inc. (Insurance)	560	47,908
Reliance Steel & Aluminum Co. (Metals & Mining)	560	32,430
RenaissanceRe Holdings, Ltd. (Insurance)	336	38,032
Rent-A-Center, Inc. (Specialty Retail)	448	6,707
ResMed, Inc. (Health Care Equipment & Supplies)	1,120	60,133
Rollins, Inc. (Commercial Services & Supplies)	784	20,306
Rowan Cos. PLC—Class A (Energy Equipment & Services)	1,008	17,086
Royal Gold, Inc. (Metals & Mining)	504	18,381
RPM International, Inc. (Chemicals)	1,064	46,880
Science Applications International Corp. (IT Services)	336	15,382
SEI Investments Co. (Capital Markets)	1,120	58,687
Senior Housing Properties Trust (Real Estate Investment Trusts)	1,904	28,255
Sensient Technologies Corp. (Chemicals)	392	24,625
Service Corp. International (Diversified Consumer Services)	1,568	40,799
Signature Bank* (Banks)	392	60,120
Silgan Holdings, Inc. (Containers & Packaging)	336	18,050
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	336	16,309
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	448	49,087
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,064	32,143
SLM Corp.* (Consumer Finance)	3,472	22,637
SM Energy Co. (Oil, Gas & Consumable Fuels)	560	11,010
SolarWinds, Inc.* (Software)	504	29,686
Solera Holdings, Inc. (Software)	560	30,705
Sonoco Products Co. (Containers & Packaging)	840	34,331
Sotheby’s—Class A (Diversified Consumer Services)	504	12,983
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	280	30,047
StanCorp Financial Group, Inc. (Insurance)	336	38,264
Steel Dynamics, Inc. (Metals & Mining)	1,960	35,024
STERIS PLC (Health Care Equipment & Supplies)	672	50,628
Stifel Financial Corp.* (Capital Markets)	560	23,722
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	2,576	13,112
Superior Energy Services, Inc. (Energy Equipment & Services)	1,232	16,595
SUPERVALU, Inc.* (Food & Staples Retailing)	2,128	14,428
SVB Financial Group* (Banks)	392	46,609
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	280	22,495
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	224	20,144
Synopsys, Inc.* (Software)	1,288	58,746
Synovus Financial Corp. (Banks)	1,064	34,452
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	504	3,140
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	784	25,637
Taubman Centers, Inc. (Real Estate Investment Trusts)	504	38,667
TCF Financial Corp. (Banks)	1,400	19,768
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	280	18,586
Teledyne Technologies, Inc.* (Aerospace & Defense)	280	24,836
Teleflex, Inc. (Health Care Equipment & Supplies)	336	44,167
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	784	20,298
Tempur Sealy International, Inc.* (Household Durables)	504	35,512
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,680	34,725
Terex Corp. (Machinery)	896	16,558
The Boston Beer Co., Inc.*—Class A (Beverages)	56	11,307
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	392	18,075
The Chemours Co. (Chemicals)	1,456	7,804
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	392	52,606
The Hain Celestial Group, Inc.* (Food Products)	840	33,928
The Hanover Insurance Group, Inc. (Insurance)	336	27,330
The New York Times Co.—Class A (Media)	1,008	13,527
The Scotts Miracle-Gro Co.—Class A (Chemicals)	392	25,288
The Timken Co. (Machinery)	560	16,010
The Toro Co. (Machinery)	448	32,735
The Ultimate Software Group, Inc.* (Software)	224	43,794
The Valspar Corp. (Chemicals)	616	51,097
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,792	19,300
The WhiteWave Foods Co.* (Food Products)	1,400	54,474
Thor Industries, Inc. (Automobiles)	392	22,011
Time, Inc. (Media)	896	14,040
Toll Brothers, Inc.* (Household Durables)	1,288	42,890
Tootsie Roll Industries, Inc. (Food Products)	168	5,307
Towers Watson & Co.—Class A (Professional Services)	560	71,937
TreeHouse Foods, Inc.* (Food Products)	336	26,363
TRI Pointe Group, Inc.* (Household Durables)	1,176	14,900
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,016	43,244
Trinity Industries, Inc. (Machinery)	1,232	29,593
Triumph Group, Inc. (Aerospace & Defense)	392	15,582

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 153

Common Stocks, continued

	Shares	Value
Trustmark Corp. (Banks)	560	$12,902
Tupperware Brands Corp. (Household Durables)	392	21,815
Tyler Technologies, Inc.* (Software)	280	48,810
UDR, Inc. (Real Estate Investment Trusts)	2,128	79,948
UGI Corp. (Gas Utilities)	1,400	47,264
Umpqua Holdings Corp. (Banks)	1,792	28,493
United Natural Foods, Inc.* (Food & Staples Retailing)	392	15,429
United States Steel Corp. (Metals & Mining)	1,176	9,384
United Therapeutics Corp.* (Biotechnology)	392	61,391
Urban Edge Properties (Real Estate Investment Trusts)	728	17,072
Valley National Bancorp (Banks)	1,792	17,651
Valmont Industries, Inc. (Machinery)	168	17,811
VCA, Inc.* (Health Care Providers & Services)	672	36,960
Vectren Corp. (Multi-Utilities)	672	28,506
VeriFone Systems, Inc.* (IT Services)	952	26,675
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,120	13,496
Vista Outdoor, Inc.* (Leisure Products)	504	22,433
W.R. Berkley Corp. (Insurance)	784	42,924
Wabtec Corp. (Machinery)	784	55,759
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	672	19,260
Washington Federal, Inc. (Thrifts & Mortgage Finance)	728	17,348
Waste Connections, Inc. (Commercial Services & Supplies)	1,008	56,770
Watsco, Inc. (Trading Companies & Distributors)	224	26,236
Webster Financial Corp. (Banks)	728	27,074
Weingarten Realty Investors (Real Estate Investment Trusts)	896	30,984
WellCare Health Plans, Inc.* (Health Care Providers & Services)	336	26,279
Werner Enterprises, Inc. (Road & Rail)	336	7,859
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	560	33,723
Westar Energy, Inc. (Electric Utilities)	1,120	47,498
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	560	19,947
WEX, Inc.* (IT Services)	336	29,702
WGL Holdings, Inc. (Gas Utilities)	392	24,692
Williams-Sonoma, Inc. (Specialty Retail)	672	39,251
WisdomTree Investments, Inc. (Capital Markets)	952	14,927
Woodward, Inc. (Machinery)	448	22,248
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	560	21,538
Worthington Industries, Inc. (Metals & Mining)	392	11,815
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,512	16,042
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,904	10,929
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	448	31,203
TOTAL COMMON STOCKS (Cost $7,091,892)		11,964,548

Repurchase Agreements(a)(b) (49.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $13,494,309	$13,494,000	$13,494,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,494,000)		13,494,000
TOTAL INVESTMENT SECURITIES (Cost $20,585,892)—94.1%		25,458,548
Net other assets (liabilities)—5.9%		1,582,061
NET ASSETS—100.0%		$27,040,609

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $4,926,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	23	3/21/16	$3,204,590	$(10,032)

See accompanying notes to financial statements.

154 :: ProFund VP UltraMid-Cap :: Financial Statements

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	1/27/16	0.79%	$13,803,653	$(121,727)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	1/27/16	0.54%	6,400,743	(59,988)
				20,204,396	(181,715)
S&P MidCap 400	UBS AG	1/27/16	0.69%	9,720,952	(117,229)
SPDR S&P MidCap 400 ETF	UBS AG	1/27/16	0.69%	8,922,816	(112,508)
				18,643,768	(229,737)
				$38,848,164	$(411,452)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$202,699	0.7%
Airlines	139,500	0.5%
Auto Components	54,657	0.2%
Automobiles	22,011	0.1%
Banks	659,468	2.4%
Beverages	11,307	NM
Biotechnology	61,391	0.2%
Building Products	160,642	0.6%
Capital Markets	244,935	0.9%
Chemicals	356,945	1.3%
Commercial Services & Supplies	214,654	0.8%
Communications Equipment	119,567	0.4%
Construction & Engineering	71,313	0.3%
Construction Materials	23,689	0.1%
Consumer Finance	22,637	0.1%
Containers & Packaging	180,366	0.7%
Distributors	73,008	0.3%
Diversified Consumer Services	92,279	0.3%
Diversified Financial Services	181,993	0.7%
Electric Utilities	223,291	0.7%
Electrical Equipment	137,827	0.5%
Electronic Equipment, Instruments & Components	453,030	1.7%
Energy Equipment & Services	156,214	0.6%
Food & Staples Retailing	70,328	0.3%
Food Products	269,214	1.0%
Gas Utilities	203,386	0.8%
Health Care Equipment & Supplies	512,881	1.9%
Health Care Providers & Services	346,547	1.3%
Health Care Technology	23,255	0.1%
Hotels, Restaurants & Leisure	252,271	0.9%
Household Durables	344,000	1.2%
Household Products	17,166	0.1%
Independent Power and Renewable Electricity Producers	3,140	NM
Industrial Conglomerates	44,700	0.2%
Insurance	655,371	2.4%
Internet & Catalog Retail	14,188	0.1%
Internet Software & Services	56,374	0.2%
IT Services	497,988	1.8%
Leisure Products	102,523	0.4%
Life Sciences Tools & Services	186,491	0.7%
Machinery	496,346	1.8%
Marine	23,574	0.1%
Media	190,660	0.7%
Metals & Mining	163,089	0.6%
Multiline Retail	31,518	0.1%
Multi-Utilities	131,388	0.5%
Oil, Gas & Consumable Fuels	197,668	0.7%
Paper & Forest Products	39,803	0.1%
Personal Products	53,787	0.2%
Pharmaceuticals	44,696	0.2%
Professional Services	152,695	0.6%
Real Estate Investment Trusts	1,299,638	4.8%
Real Estate Management & Development	76,507	0.3%
Road & Rail	84,698	0.3%
Semiconductors & Semiconductor Equipment	242,893	0.9%
Software	569,849	2.1%
Specialty Retail	314,084	1.2%
Technology Hardware, Storage & Peripherals	63,476	0.2%
Textiles, Apparel & Luxury Goods	103,157	0.4%
Thrifts & Mortgage Finance	81,323	0.3%
Trading Companies & Distributors	76,766	0.3%
Water Utilities	43,389	0.2%
Wireless Telecommunication Services	20,298	0.1%
Other**	15,076,061	55.8%
Total	$27,040,609	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 155

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$20,585,892
Securities, at value	11,964,548
Repurchase agreements, at value	13,494,000
Total Investment Securities, at value	25,458,548
Cash	862
Segregated cash balances with brokers	172,730
Dividends and interest receivable	12,030
Receivable for capital shares issued	4,152,759
Receivable for investments sold	6,848
Prepaid expenses	1,348
TOTAL ASSETS	29,805,125

LIABILITIES:
Payable for capital shares redeemed	2,259,087
Unrealized loss on swap agreements	411,452
Variation margin on futures contracts	33,580
Advisory fees payable	24,300
Management services fees payable	3,240
Administration fees payable	720
Administrative services fees payable	6,941
Distribution fees payable	5,716
Transfer agency fees payable	2,177
Fund accounting fees payable	849
Compliance services fees payable	109
Other accrued expenses	16,345
TOTAL LIABILITIES	2,764,516
NET ASSETS	$27,040,609

NET ASSETS CONSIST OF:
Capital	$24,510,558
Accumulated net investment income (loss)	310
Accumulated net realized gains (losses) on investments	(1,921,431)
Net unrealized appreciation (depreciation) on investments	4,451,172
NET ASSETS	$27,040,609

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	543,491
Net Asset Value (offering and redemption price per share)	$49.75

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$227,411
Interest	4,659
TOTAL INVESTMENT INCOME	232,070

EXPENSES:
Advisory fees	187,333
Management services fees	24,978
Administration fees	9,230
Transfer agency fees	13,316
Administrative services fees	68,630
Distribution fees	62,444
Custody fees	10,001
Fund accounting fees	14,678
Trustee fees	607
Compliance services fees	302
Other fees	15,651
Recoupment of prior expenses reduced by the Advisor	12,457
TOTAL NET EXPENSES	419,627
NET INVESTMENT INCOME (LOSS)	(187,557)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,650,850
Net realized gains (losses) on futures contracts	(131,340)
Net realized gains (losses) on swap agreements	(1,364,830)
Change in net unrealized appreciation/depreciation on investments	(1,859,183)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,704,503)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,892,060)

See accompanying notes to financial statements.

156 :: ProFund VP UltraMid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(187,557)	$(190,631)
Net realized gains (losses) on investments	154,680	4,694,695
Change in net unrealized appreciation/depreciation on investments	(1,859,183)	(1,568,588)
Change in net assets resulting from operations	(1,892,060)	2,935,476

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(3,565,378)	—
Change in net assets resulting from distributions	(3,565,378)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	462,401,073	389,023,211
Distributions reinvested	3,565,378	—
Value of shares redeemed	(465,919,940)	(386,223,865)
Change in net assets resulting from capital transactions	46,511	2,799,346
Change in net assets	(5,410,927)	5,734,822

NET ASSETS:
Beginning of period	32,451,536	26,716,714
End of period	$27,040,609	$32,451,536
Accumulated net investment income (loss)	$310	$16

SHARE TRANSACTIONS:
Issued	7,998,820	6,815,499
Reinvested	61,377	—
Redeemed	(8,041,204)	(6,789,084)
Change in shares	18,993	26,415

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 157

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$61.87	$53.64	$31.44	$23.72	$27.48

Investment Activities:
Net investment income (loss)(a)	(0.44)	(0.42)	(0.34)	(0.21)	(0.24)
Net realized and unrealized gains (losses) on investments	(4.14)	8.65	22.54	7.93	(3.52)
Total income (loss) from investment activities	(4.58)	8.23	22.20	7.72	(3.76)

Distributions to Shareholders From:
Net realized gains on investments	(7.54)	—	—	—	—

Net Asset Value, End of Period	$49.75	$61.87	$53.64	$31.44	$23.72

Total Return	(9.15)%	15.34%	70.61%	32.49%	(13.65)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.79%	1.76%	1.84%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.75)%	(0.75)%	(0.80)%	(0.75)%	(0.87)%

Supplemental Data:
Net assets, end of period (000’s)	$27,041	$32,452	$26,717	$22,873	$16,625
Portfolio turnover rate(b)	463%	430%	38%	67%	13%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

158 :: ProFund VP UltraSmall-Cap :: Management Discussion of Fund Performance

ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -12.93%. For the same period, the Index had a total return of -4.41%(1) and a volatility of 16.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP UltraSmall-Cap	-12.93%	12.48%	3.32%
Russell 2000 Index	-4.41%	9.19%	6.80%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraSmall-Cap	1.70%	1.69%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	12%
Swap Agreements	120%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Tyler Technologies, Inc.	0.2%
Dyax Corp.	0.2%
CubeSmart	0.2%
Casey’s General Stores, Inc.	0.2%
Manhattan Associates, Inc.	0.2%

Russell 2000 Index — Composition

% of Index
Financials	25%
Information Technology	18%
Health Care	17%
Consumer Discretionary	13%
Industrials	12%
Utilities	4%
Materials	4%
Consumer Staples	3%
Energy	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraSmall-Cap :: 159

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (67.1%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Catalog Retail)	345	$2,512
2U, Inc.* (Diversified Consumer Services)	276	7,722
8x8, Inc.* (Diversified Telecommunication Services)	897	10,271
A. Schulman, Inc. (Chemicals)	276	8,457
A10 Networks, Inc.* (Software)	483	3,168
AAON, Inc. (Building Products)	414	9,613
AAR Corp. (Aerospace & Defense)	345	9,070
Abaxis, Inc. (Health Care Equipment & Supplies)	207	11,526
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	414	7,986
Abercrombie & Fitch Co.—Class A (Specialty Retail)	621	16,767
ABIOMED, Inc.* (Health Care Equipment & Supplies)	345	31,147
ABM Industries, Inc. (Commercial Services & Supplies)	483	13,751
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,311	1,390
Acacia Research Corp. (Professional Services)	552	2,368
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	690	24,599
Acadia Realty Trust (Real Estate Investment Trusts)	621	20,586
ACCO Brands Corp.* (Commercial Services & Supplies)	1,104	7,872
Accuray, Inc.* (Health Care Equipment & Supplies)	897	6,055
Accuride Corp.* (Machinery)	759	1,260
Aceto Corp. (Health Care Providers & Services)	276	7,446
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,104	11,912
ACI Worldwide, Inc.* (Software)	966	20,672
Acorda Therapeutics, Inc.* (Biotechnology)	414	17,711
Actua Corp.* (Internet Software & Services)	414	4,740
Actuant Corp.—Class A (Machinery)	552	13,226
Acxiom Corp.* (IT Services)	690	14,435
ADTRAN, Inc. (Communications Equipment)	552	9,505
Advanced Drainage Systems, Inc. (Building Products)	345	8,290
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	414	11,687
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,658	16,238
Advaxis, Inc.* (Biotechnology)	345	3,471
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	276	2,788
Aegion Corp.* (Construction & Engineering)	414	7,994
Aerohive Networks, Inc.* (Communications Equipment)	414	2,116
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	552	8,644
Affymetrix, Inc.* (Life Sciences Tools & Services)	759	7,658
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	345	4,430
Agenus, Inc.* (Biotechnology)	828	3,759
Air Methods Corp.* (Health Care Providers & Services)	345	14,466
Air Transport Services Group, Inc.* (Air Freight & Logistics)	552	5,564
Aircastle, Ltd. (Trading Companies & Distributors)	552	11,531
AK Steel Holding Corp.* (Metals & Mining)	1,794	4,019
Akebia Therapeutics, Inc.* (Biotechnology)	345	4,457
Albany International Corp.—Class A (Machinery)	276	10,088
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	276	5,479
Alexander & Baldwin, Inc. (Real Estate Management & Development)	414	14,618
Alimera Sciences, Inc.* (Pharmaceuticals)	621	1,503
ALLETE, Inc. (Electric Utilities)	414	21,044
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	345	5,120
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	345	3,171
Altisource Residential Corp. (Real Estate Investment Trusts)	552	6,850
Altra Industrial Motion Corp. (Machinery)	276	6,922
AMAG Pharmaceuticals, Inc.* (Biotechnology)	276	8,332
Ambac Financial Group, Inc.* (Insurance)	414	5,833
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	276	15,384
Amedisys, Inc.* (Health Care Providers & Services)	276	10,852
American Assets Trust, Inc. (Real Estate Investment Trusts)	345	13,231
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	690	13,069
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	483	6,743
American Eagle Outfitters, Inc. (Specialty Retail)	1,656	25,667
American Equity Investment Life Holding Co. (Insurance)	690	16,581
American Residential Properties, Inc. (Real Estate Investment Trusts)	345	6,521
American Software, Inc.—Class A (Software)	345	3,512
American States Water Co. (Water Utilities)	345	14,473
American Vanguard Corp. (Chemicals)	345	4,833
Ameris Bancorp (Banks)	345	11,727
Amicus Therapeutics, Inc.* (Biotechnology)	897	8,701
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,035	6,293
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	414	12,855
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	345	4,909
AmSurg Corp.* (Health Care Providers & Services)	414	31,465
Anacor Pharmaceuticals, Inc.* (Biotechnology)	345	38,975
Angie’s List, Inc.* (Internet Software & Services)	621	5,806
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	276	3,351
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	276	16,668
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	2,001	2,421
Anthera Pharmaceuticals, Inc.* (Biotechnology)	483	2,241
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	1,173	5,103
Apogee Enterprises, Inc. (Building Products)	276	12,009

See accompanying notes to financial statements.

160 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	552	$9,511
Apollo Education Group, Inc.*—Class A (Diversified Consumer Services)	828	6,351
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	345	4,123
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	345	13,969
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	897	5,714
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	552	1,016
Aratana Therapeutics, Inc.* (Pharmaceuticals)	345	1,925
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	552	2,440
ArcBest Corp. (Road & Rail)	276	5,904
Archrock, Inc. (Energy Equipment & Services)	621	4,670
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,277	4,326
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	345	3,947
Argo Group International Holdings, Ltd. (Insurance)	276	16,516
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,518	9,488
Arlington Asset Investment Corp.—Class A (Capital Markets)	276	3,651
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	345	3,616
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	414	9,009
Array BioPharma, Inc.* (Biotechnology)	1,311	5,532
Arrowhead Research Corp.* (Biotechnology)	690	4,244
Asbury Automotive Group, Inc.* (Specialty Retail)	207	13,960
Ascena Retail Group, Inc.* (Specialty Retail)	1,242	12,234
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	276	4,002
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	828	5,225
Aspen Technology, Inc.* (Software)	690	26,054
Astoria Financial Corp. (Thrifts & Mortgage Finance)	828	13,124
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	1,518	2,990
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	207	8,557
AtriCure, Inc.* (Health Care Equipment & Supplies)	276	6,193
Atwood Oceanics, Inc. (Energy Equipment & Services)	552	5,647
AVG Technologies N.V.* (Software)	414	8,301
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	345	2,515
Avista Corp. (Multi-Utilities)	552	19,524
AVX Corp. (Electronic Equipment, Instruments & Components)	483	5,864
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,449	3,753
Axiall Corp. (Chemicals)	621	9,563
AZZ, Inc. (Electrical Equipment)	207	11,503
B&G Foods, Inc.—Class A (Food Products)	483	16,915
Balchem Corp. (Chemicals)	276	16,781
Banc of California, Inc. (Banks)	414	6,053
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Banks)	276	7,157
BancorpSouth, Inc. (Banks)	828	19,864
Bank Mutual Corp. (Thrifts & Mortgage Finance)	621	4,844
Bank of the Ozarks, Inc. (Banks)	621	30,714
Bankrate, Inc.* (Internet Software & Services)	690	9,177
Barnes & Noble Education, Inc.* (Specialty Retail)	276	2,746
Barnes & Noble, Inc. (Specialty Retail)	483	4,207
Barnes Group, Inc. (Machinery)	483	17,093
Basic Energy Services, Inc.* (Energy Equipment & Services)	552	1,479
Bazaarvoice, Inc.* (Internet Software & Services)	759	3,324
BBCN Bancorp, Inc. (Banks)	759	13,070
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	414	17,048
Beazer Homes USA, Inc.* (Household Durables)	276	3,171
bebe Stores, Inc. (Specialty Retail)	1,035	585
Belden, Inc. (Electronic Equipment, Instruments & Components)	345	16,450
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	897	8,522
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	483	9,984
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	759	10,110
Berkshire Hills Bancorp, Inc. (Banks)	276	8,034
Berry Plastics Group, Inc.* (Containers & Packaging)	966	34,950
BGC Partners, Inc.—Class A (Capital Markets)	1,656	16,245
Big Lots, Inc. (Multiline Retail)	483	18,615
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	621	2,441
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	690	7,121
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	552	2,644
BioScrip, Inc.* (Health Care Providers & Services)	1,035	1,811
BioTelemetry, Inc.* (Health Care Providers & Services)	414	4,836
BioTime, Inc.* (Biotechnology)	828	3,395
Black Diamond, Inc.* (Leisure Products)	345	1,525
Black Hills Corp. (Multi-Utilities)	414	19,222
Blackbaud, Inc. (Software)	414	27,266
Blackhawk Network Holdings, Inc.* (IT Services)	483	21,353
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,035	17,481
Blount International, Inc.* (Machinery)	552	5,415
Blucora, Inc.* (Internet Software & Services)	414	4,057
Blue Hills Bancorp, Inc. (Banks)	345	5,282
BNC Bancorp (Banks)	276	7,005
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	207	8,042
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	483	3,197
Boise Cascade Co.* (Paper & Forest Products)	345	8,808
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	483	2,545
Boston Private Financial Holdings, Inc. (Banks)	759	8,607
Bottomline Technologies, Inc.* (Software)	414	12,308
Boulder Brands, Inc.* (Food Products)	690	7,576
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	759	15,081
Brady Corp.—Class A (Commercial Services & Supplies)	414	9,514
Briggs & Stratton Corp. (Machinery)	414	7,162
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	345	23,046
Brightcove, Inc.* (Internet Software & Services)	483	2,995

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 161

Common Stocks, continued

	Shares	Value
Bristow Group, Inc. (Energy Equipment & Services)	276	$7,148
BroadSoft, Inc.* (Software)	276	9,759
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	690	7,935
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	690	7,369
Builders FirstSource, Inc.* (Building Products)	483	5,352
Burlington Stores, Inc.* (Multiline Retail)	621	26,640
C&J Energy Services, Ltd.* (Energy Equipment & Services)	552	2,628
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	207	9,062
CACI International, Inc.*—Class A (IT Services)	207	19,205
Caesars Acquisition Co.*—Class A (Hotels, Restaurants & Leisure)	621	4,229
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	690	5,444
CalAmp Corp.* (Communications Equipment)	345	6,876
CalAtlantic Group, Inc. (Household Durables)	276	10,466
Caleres, Inc. (Specialty Retail)	414	11,103
Calgon Carbon Corp. (Chemicals)	483	8,332
California Water Service Group (Water Utilities)	483	11,239
Calix, Inc.* (Communications Equipment)	552	4,344
Callaway Golf Co. (Leisure Products)	828	7,800
Callidus Software, Inc.* (Software)	552	10,251
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	759	6,330
Cal-Maine Foods, Inc. (Food Products)	276	12,790
Cambrex Corp.* (Life Sciences Tools & Services)	276	12,997
Campus Crest Communities, Inc.* (Real Estate Investment Trusts)	828	5,630
Cantel Medical Corp. (Health Care Equipment & Supplies)	276	17,151
Capital Bank Financial Corp.—Class A (Banks)	207	6,620
Capital Senior Living Corp.* (Health Care Providers & Services)	276	5,757
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,242	15,600
Capstead Mortgage Corp. (Real Estate Investment Trusts)	897	7,840
Cardinal Financial Corp. (Banks)	345	7,849
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	276	4,173
Cardtronics, Inc.* (IT Services)	414	13,931
Career Education Corp.* (Diversified Consumer Services)	1,035	3,757
CareTrust REIT, Inc. (Real Estate Investment Trusts)	414	4,533
Carmike Cinemas, Inc.* (Media)	276	6,331
Carpenter Technology Corp. (Metals & Mining)	414	12,532
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	414	12,246
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	414	4,860
Cascade Bancorp* (Banks)	552	3,351
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	621	3,714
Casey’s General Stores, Inc. (Food & Staples Retailing)	345	41,555
Cash America International, Inc. (Consumer Finance)	276	8,266
Castle Brands, Inc.* (Beverages)	1,656	2,037
Castlight Health, Inc.*—Class B (Health Care Technology)	483	2,062
Catalent, Inc.* (Pharmaceuticals)	690	17,271
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,035	2,536
CatchMark Timber Trust, Inc.—Class A (Real Estate Investment Trusts)	483	5,463
Cathay General Bancorp (Banks)	690	21,618
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	483	31,738
CBIZ, Inc.* (Professional Services)	552	5,443
CEB, Inc. (Professional Services)	276	16,944
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	897	6,351
Celadon Group, Inc. (Road & Rail)	276	2,730
Celldex Therapeutics, Inc.* (Biotechnology)	828	12,983
Cempra, Inc.* (Pharmaceuticals)	276	8,592
CenterState Banks, Inc. (Banks)	483	7,559
Central European Media Enterprises, Ltd.*— Class A (Media)	1,380	3,712
Central Garden & Pet Co.*—Class A (Household Products)	483	6,569
Central Pacific Financial Corp. (Banks)	276	6,078
Century Aluminum Co.* (Metals & Mining)	552	2,440
Cepheid* (Biotechnology)	621	22,685
Cerus Corp.* (Health Care Equipment & Supplies)	1,104	6,977
Chart Industries, Inc.* (Machinery)	276	4,957
Chatham Lodging Trust (Real Estate Investment Trusts)	345	7,066
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	483	3,028
Chegg, Inc.* (Diversified Consumer Services)	828	5,572
Chemical Financial Corp. (Banks)	345	11,823
ChemoCentryx, Inc.* (Biotechnology)	414	3,353
Chemtura Corp.* (Chemicals)	621	16,935
Chesapeake Lodging Trust (Real Estate Investment Trusts)	552	13,888
Chico’s FAS, Inc. (Specialty Retail)	1,242	13,252
Chimerix, Inc.* (Biotechnology)	345	3,088
Christopher & Banks Corp.* (Specialty Retail)	690	1,139
Ciber, Inc.* (IT Services)	1,104	3,875
Ciena Corp.* (Communications Equipment)	1,035	21,414
Cimpress N.V.* (Internet Software & Services)	276	22,395
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,070	7,452
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	552	16,301
Citizens, Inc.* (Insurance)	621	4,614
Civeo Corp.* (Commercial Services & Supplies)	1,380	1,960
CLARCOR, Inc. (Machinery)	414	20,568
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	828	2,981
Cleco Corp. (Electric Utilities)	483	25,217
Cliffs Natural Resources, Inc.* (Metals & Mining)	1,587	2,507
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	345	4,947
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	828	1,722
Clovis Oncology, Inc.* (Biotechnology)	207	7,245
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	414	7,564
CNO Financial Group, Inc. (Insurance)	1,656	31,613
CoBiz Financial, Inc. (Banks)	414	5,556
Coeur Mining, Inc.* (Metals & Mining)	1,380	3,422

See accompanying notes to financial statements.

162 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	414	$14,362
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	207	13,478
Coherus Biosciences, Inc.* (Biotechnology)	276	6,337
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	345	4,164
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	966	18,818
Columbia Banking System, Inc. (Banks)	483	15,702
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	276	13,458
Comfort Systems USA, Inc. (Construction & Engineering)	345	9,805
Commercial Metals Co. (Metals & Mining)	1,035	14,170
Commercial Vehicle Group, Inc.* (Machinery)	483	1,333
Community Bank System, Inc. (Banks)	345	13,779
CommVault Systems, Inc.* (Software)	414	16,291
comScore, Inc.* (Internet Software & Services)	276	11,357
CONMED Corp. (Health Care Equipment & Supplies)	276	12,158
ConnectOne Bancorp, Inc. (Banks)	345	6,448
Conn’s, Inc.* (Specialty Retail)	276	6,478
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	483	10,119
Constant Contact, Inc.* (Internet Software & Services)	345	10,088
Continental Building Products, Inc.* (Building Products)	345	6,024
Convergys Corp. (IT Services)	828	20,609
Cooper Tire & Rubber Co. (Auto Components)	483	18,282
Corcept Therapeutics, Inc.* (Pharmaceuticals)	759	3,780
Core-Mark Holding Co., Inc. (Distributors)	207	16,962
CorEnergy Infrastructure Trust, Inc. (Real Estate Investment Trusts)	69	1,024
CoreSite Realty Corp. (Real Estate Investment Trusts)	207	11,741
Corindus Vascular Robotics, Inc.*—Class I (Health Care Equipment & Supplies)	552	1,772
CorMedix, Inc.* (Biotechnology)	621	1,261
Cornerstone OnDemand, Inc.* (Internet Software & Services)	483	16,678
Cousins Properties, Inc. (Real Estate Investment Trusts)	1,863	17,568
Cowen Group, Inc.*—Class A (Capital Markets)	1,173	4,493
Crawford & Co. (Insurance)	414	2,198
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	345	11,195
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	759	7,772
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	414	6,785
Crown Media Holdings, Inc.* (Media)	621	3,484
CryoLife, Inc. (Health Care Equipment & Supplies)	345	3,719
CSG Systems International, Inc. (IT Services)	345	12,413
CTI BioPharma Corp.* (Biotechnology)	2,070	2,546
CTS Corp. (Electronic Equipment, Instruments & Components)	345	6,086
CubeSmart (Real Estate Investment Trusts)	1,380	42,255
Cumulus Media, Inc.*—Class A (Media)	1,932	638
Curis, Inc.* (Biotechnology)	1,449	4,217
Curtiss-Wright Corp. (Aerospace & Defense)	414	28,359
Customers Bancorp, Inc.* (Banks)	276	7,513
CVB Financial Corp. (Banks)	966	16,345
Cvent, Inc.* (Internet Software & Services)	276	9,635
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	207	9,247
CyrusOne, Inc. (Real Estate Investment Trusts)	483	18,088
CYS Investments, Inc. (Real Estate Investment Trusts)	1,449	10,331
Cytokinetics, Inc.* (Biotechnology)	552	5,774
CytRx Corp.* (Biotechnology)	897	2,377
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	414	3,610
Dana Holding Corp. (Auto Components)	1,380	19,043
Darling Ingredients, Inc.* (Food Products)	1,449	15,243
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	207	8,640
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	759	28,364
Dean Foods Co. (Food Products)	828	14,200
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	276	13,027
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	276	4,422
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	483	11,882
Deluxe Corp. (Commercial Services & Supplies)	414	22,579
Demandware, Inc.* (Internet Software & Services)	276	14,896
Denny’s Corp.* (Hotels, Restaurants & Leisure)	828	8,139
Depomed, Inc.* (Pharmaceuticals)	552	10,008
Destination XL Group, Inc.* (Specialty Retail)	621	3,428
DeVry Education Group, Inc. (Diversified Consumer Services)	552	13,971
DHI Group, Inc.* (Internet Software & Services)	552	5,062
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	966	7,815
Diamond Foods, Inc.* (Food Products)	276	10,640
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	414	10,561
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	1,725	16,646
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	552	16,610
Digi International, Inc.* (Communications Equipment)	345	3,926
Digital Turbine, Inc.* (Software)	897	1,193
DigitalGlobe, Inc.* (Aerospace & Defense)	621	9,725
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	345	6,034
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	345	7,928
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	345	11,806
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	276	3,249
Dorman Products, Inc.* (Auto Components)	276	13,102
Douglas Dynamics, Inc. (Machinery)	276	5,815
DreamWorks Animation SKG, Inc.*—Class A (Media)	690	17,782
Drew Industries, Inc. (Auto Components)	207	12,604
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	345	3,257
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	552	17,548
Durect Corp.* (Pharmaceuticals)	1,587	3,507
Dyax Corp.* (Biotechnology)	1,242	46,723
Dycom Industries, Inc.* (Construction & Engineering)	276	19,309
Dynavax Technologies Corp.* (Biotechnology)	276	6,668

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 163

Common Stocks, continued

	Shares	Value
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	1,035	$13,869
Dynex Capital, Inc. (Real Estate Investment Trusts)	621	3,943
Eagle Bancorp, Inc.* (Banks)	276	13,930
Eagle Bulk Shipping, Inc.* (Marine)	414	1,457
EarthLink Holdings Corp. (Internet Software & Services)	1,035	7,690
EastGroup Properties, Inc. (Real Estate Investment Trusts)	276	15,348
Ebix, Inc. (Software)	276	9,050
Echo Global Logistics, Inc.* (Air Freight & Logistics)	276	5,628
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	690	1,256
Education Realty Trust, Inc. (Real Estate Investment Trusts)	414	15,682
El Paso Electric Co. (Electric Utilities)	345	13,283
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	483	5,313
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	414	19,349
Elizabeth Arden, Inc.* (Personal Products)	345	3,416
Ellie Mae, Inc.* (Software)	276	16,623
EMCOR Group, Inc. (Construction & Engineering)	552	26,518
EMCORE Corp.* (Communications Equipment)	483	2,961
Emergent BioSolutions, Inc.* (Biotechnology)	276	11,043
Employers Holdings, Inc. (Insurance)	345	9,419
Encore Capital Group, Inc.* (Consumer Finance)	276	8,026
Endocyte, Inc.* (Pharmaceuticals)	621	2,490
Endologix, Inc.* (Health Care Equipment & Supplies)	621	6,148
Endurance International Group Holdings, Inc.* (Internet Software & Services)	552	6,033
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	552	1,628
Energy XXI, Ltd. (Oil, Gas & Consumable Fuels)	1,311	1,324
EnerNOC, Inc.* (Software)	345	1,328
EnerSys (Electrical Equipment)	345	19,297
Ennis, Inc. (Commercial Services & Supplies)	276	5,313
Enova International, Inc.* (Consumer Finance)	276	1,824
Enphase Energy, Inc.* (Electrical Equipment)	414	1,453
EnPro Industries, Inc. (Machinery)	207	9,075
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	1,242	16,481
Entercom Communications Corp.*—Class A (Media)	345	3,874
Entravision Communications Corp.—Class A (Media)	690	5,320
Envestnet, Inc.* (Internet Software & Services)	345	10,298
EPAM Systems, Inc.* (IT Services)	414	32,549
Epiq Systems, Inc. (Software)	345	4,509
Epizyme, Inc.* (Biotechnology)	276	4,422
EPR Properties (Real Estate Investment Trusts)	483	28,231
Equity One, Inc. (Real Estate Investment Trusts)	621	16,860
Eros International PLC* (Media)	276	2,525
ESCO Technologies, Inc. (Machinery)	276	9,975
Essendant, Inc. (Commercial Services & Supplies)	345	11,216
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	483	10,573
Esterline Technologies Corp.* (Aerospace & Defense)	276	22,356
Ethan Allen Interiors, Inc. (Household Durables)	276	7,678
Euronet Worldwide, Inc.* (IT Services)	414	29,986
EverBank Financial Corp. (Thrifts & Mortgage Finance)	828	13,231
Evercore Partners, Inc.—Class A (Capital Markets)	276	14,923
Everi Holdings, Inc.* (IT Services)	759	3,332
EVERTEC, Inc. (IT Services)	621	10,396
EVINE Live, Inc.* (Internet & Catalog Retail)	966	1,719
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	414	1,991
Exact Sciences Corp.* (Biotechnology)	759	7,006
ExamWorks Group, Inc.* (Health Care Providers & Services)	345	9,177
Exar Corp.* (Semiconductors & Semiconductor Equipment)	483	2,961
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,484	3,080
Exelixis, Inc.* (Biotechnology)	2,001	11,286
ExlService Holdings, Inc.* (IT Services)	345	15,501
Exponent, Inc. (Professional Services)	276	13,786
Express, Inc.* (Specialty Retail)	759	13,116
Exterran Corp.* (Energy Equipment & Services)	276	4,430
Extreme Networks, Inc.* (Communications Equipment)	1,380	5,630
EZCORP, Inc.*—Class A (Consumer Finance)	621	3,099
F.N.B. Corp. (Banks)	1,518	20,250
Fabrinet* (Electronic Equipment, Instruments & Components)	345	8,218
Fair Isaac Corp. (Software)	276	25,994
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,035	21,435
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	690	1,622
FCB Financial Holdings, Inc.*—Class A (Banks)	276	9,878
Federal Signal Corp. (Machinery)	621	9,843
Federal-Mogul Holdings Corp.* (Auto Components)	414	2,836
FEI Co. (Electronic Equipment, Instruments & Components)	345	27,527
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	1,311	9,570
Ferro Corp.* (Chemicals)	690	7,673
Ferroglobe PLC (Metals & Mining)	621	6,676
Fibrocell Science, Inc.* (Biotechnology)	483	2,198
FibroGen, Inc.* (Biotechnology)	483	14,717
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	276	9,274
Financial Engines, Inc. (Capital Markets)	483	16,263
Finisar Corp.* (Communications Equipment)	897	13,042
First American Financial Corp. (Insurance)	897	32,202
First BanCorp.* (Banks)	1,173	3,812
First Busey Corp. (Banks)	276	5,694
First Cash Financial Services, Inc.* (Consumer Finance)	276	10,331
First Commonwealth Financial Corp. (Banks)	897	8,136
First Financial Bancorp (Banks)	552	9,975
First Financial Bankshares, Inc. (Banks)	552	16,654
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	966	21,378
First Merchants Corp. (Banks)	345	8,770
First Midwest Bancorp, Inc. (Banks)	690	12,717
First Potomac Realty Trust (Real Estate Investment Trusts)	621	7,079
FirstMerit Corp. (Banks)	1,380	25,737
Five Below, Inc.* (Specialty Retail)	483	15,504

See accompanying notes to financial statements.

164 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Five Star Quality Care, Inc.* (Health Care Providers & Services)	690	$2,194
Five9, Inc.* (Internet Software & Services)	483	4,202
Fleetmatics Group PLC* (Software)	345	17,523
Flotek Industries, Inc.* (Chemicals)	552	6,315
Fluidigm Corp.* (Life Sciences Tools & Services)	276	2,984
Flushing Financial Corp. (Banks)	345	7,466
FNFV Group* (Diversified Financial Services)	759	8,524
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	345	2,798
Forestar Group, Inc.* (Real Estate Management & Development)	414	4,529
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	621	5,589
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	552	6,878
Forward Air Corp. (Air Freight & Logistics)	276	11,871
Francesca’s Holdings Corp.* (Specialty Retail)	483	8,409
Franklin Electric Co., Inc. (Electrical Equipment)	414	11,190
Franklin Street Properties Corp. (Real Estate Investment Trusts)	828	8,570
Fred’s, Inc.—Class A (Multiline Retail)	414	6,777
Fresh Del Monte Produce, Inc. (Food Products)	276	10,731
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,449	4,333
FTI Consulting, Inc.* (Professional Services)	345	11,958
FuelCell Energy, Inc.* (Electrical Equipment)	276	1,369
Fulton Financial Corp. (Banks)	1,518	19,749
Furmanite Corp.* (Construction & Engineering)	483	3,217
FutureFuel Corp. (Chemicals)	345	4,658
GAIN Capital Holdings, Inc. (Diversified Financial Services)	414	3,358
Galena Biopharma, Inc.* (Biotechnology)	2,208	3,246
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	414	3,436
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	1,173	1,537
Generac Holdings, Inc.* (Electrical Equipment)	621	18,487
General Cable Corp. (Electrical Equipment)	483	6,487
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	345	6,824
Genesco, Inc.* (Specialty Retail)	207	11,764
Genesis Healthcare, Inc.* (Health Care Providers & Services)	552	1,915
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	483	3,748
Gentherm, Inc.* (Auto Components)	345	16,353
Geron Corp.* (Biotechnology)	1,656	8,015
Getty Realty Corp. (Real Estate Investment Trusts)	276	4,733
Gibraltar Industries, Inc.* (Building Products)	345	8,777
Gigamon, Inc.* (Software)	276	7,333
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	345	15,269
Glacier Bancorp, Inc. (Banks)	690	18,306
Global Eagle Entertainment, Inc.* (Media)	483	4,767
Globalstar, Inc.* (Diversified Telecommunication Services)	4,554	6,558
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	621	17,276
Glu Mobile, Inc.* (Software)	1,242	3,018
Gogo, Inc.* (Internet Software & Services)	552	9,826
Golden Ocean Group, Ltd.* (Marine)	966	1,034
Government Properties Income Trust (Real Estate Investment Trusts)	621	9,855
Gramercy Property Trust (Real Estate Investment Trusts)	2,070	15,980
Grand Canyon Education, Inc.* (Diversified Consumer Services)	414	16,610
Granite Construction, Inc. (Construction & Engineering)	345	14,804
Gray Television, Inc.* (Media)	621	10,122
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	759	3,006
Great Western Bancorp, Inc. (Banks)	414	12,014
Greatbatch, Inc.* (Health Care Equipment & Supplies)	207	10,868
Green Dot Corp.*—Class A (Consumer Finance)	414	6,798
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	345	7,901
Greenhill & Co., Inc. (Capital Markets)	276	7,896
Greenlight Capital Re, Ltd.*—Class A (Insurance)	276	5,164
Greif, Inc.—Class A (Containers & Packaging)	276	8,504
Griffon Corp. (Building Products)	345	6,141
Group 1 Automotive, Inc. (Specialty Retail)	207	15,670
GrubHub, Inc.* (Internet Software & Services)	621	15,028
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	414	5,639
GTT Communications, Inc.* (Internet Software & Services)	276	4,709
GUESS?, Inc. (Specialty Retail)	552	10,422
Guidewire Software, Inc.* (Software)	621	37,360
GulfMark Offshore, Inc.*—Class A (Energy Equipment & Services)	345	1,611
H&E Equipment Services, Inc. (Trading Companies & Distributors)	345	6,031
H.B. Fuller Co. (Chemicals)	414	15,099
Haemonetics Corp.* (Health Care Equipment & Supplies)	483	15,572
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	841	1,060
Halozyme Therapeutics, Inc.* (Biotechnology)	897	15,545
Halyard Health, Inc.* (Health Care Equipment & Supplies)	414	13,832
Hampton Roads Bankshares, Inc.* (Banks)	1,104	2,031
Hancock Holding Co. (Banks)	690	17,367
Hanger, Inc.* (Health Care Providers & Services)	345	5,675
Hanmi Financial Corp. (Banks)	345	8,183
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	345	6,527
Harmonic, Inc.* (Communications Equipment)	966	3,932
Harsco Corp. (Machinery)	759	5,981
Harte-Hanks, Inc. (Media)	621	2,012
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	552	1,915
Hatteras Financial Corp. (Real Estate Investment Trusts)	897	11,796
Hawaiian Holdings, Inc.* (Airlines)	483	17,064
Headwaters, Inc.* (Construction Materials)	690	11,640
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	897	25,403
Healthcare Services Group, Inc. (Commercial Services & Supplies)	621	21,654
HealthEquity, Inc.* (Health Care Providers & Services)	345	8,649
HealthSouth Corp. (Health Care Providers & Services)	759	26,421
HealthStream, Inc.* (Health Care Technology)	276	6,072
Healthways, Inc.* (Health Care Providers & Services)	414	5,328
Heartland Express, Inc. (Road & Rail)	483	8,221
Heartland Payment Systems, Inc. (IT Services)	345	32,713
Hecla Mining Co. (Metals & Mining)	3,519	6,651

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 165

Common Stocks, continued

	Shares	Value
HEICO Corp.—Class A (Aerospace & Defense)	345	$16,974
Helen of Troy, Ltd.* (Household Durables)	276	26,014
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	966	5,081
Heritage Financial Corp. (Banks)	345	6,500
Heritage Insurance Holdings, Inc. (Insurance)	276	6,022
Heritage Oaks Bancorp (Banks)	414	3,316
Herman Miller, Inc. (Commercial Services & Supplies)	552	15,842
Heron Therapeutics, Inc.* (Biotechnology)	276	7,369
Hersha Hospitality Trust (Real Estate Investment Trusts)	483	10,510
HFF, Inc.—Class A (Capital Markets)	345	10,719
Hibbett Sports, Inc.* (Specialty Retail)	207	6,260
Highwoods Properties, Inc. (Real Estate Investment Trusts)	759	33,091
Hill International, Inc.* (Professional Services)	621	2,409
Hillenbrand, Inc. (Machinery)	552	16,356
Hilltop Holdings, Inc.* (Banks)	690	13,262
HMS Holdings Corp.* (Health Care Technology)	828	10,218
HNI Corp. (Commercial Services & Supplies)	414	14,929
Home BancShares, Inc. (Banks)	483	19,571
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	276	5,992
Horace Mann Educators Corp. (Insurance)	345	11,447
Horizon Global Corp.* (Auto Components)	138	1,431
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	345	3,429
Horsehead Holding Corp.* (Metals & Mining)	1,380	2,829
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,173	25,548
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	1,587	2,872
HRG Group, Inc.* (Household Products)	759	10,292
HSN, Inc. (Internet & Catalog Retail)	276	13,985
Hub Group, Inc.*—Class A (Air Freight & Logistics)	345	11,368
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	621	17,475
Huron Consulting Group, Inc.* (Professional Services)	207	12,296
IBERIABANK Corp. (Banks)	345	18,999
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	414	2,828
IDACORP, Inc. (Electric Utilities)	414	28,152
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,173	3,625
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	483	8,964
Imation Corp.* (Technology Hardware, Storage & Peripherals)	690	945
IMAX Corp.* (Media)	552	19,619
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	345	4,023
ImmunoGen, Inc.* (Biotechnology)	828	11,236
Immunomedics, Inc.* (Biotechnology)	1,173	3,601
Impax Laboratories, Inc.* (Pharmaceuticals)	621	26,553
Imperva, Inc.* (Software)	207	13,105
inContact, Inc.* (Diversified Telecommunication Services)	621	5,924
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	414	3,109
Independent Bank Corp. (Banks)	276	12,840
Independent Bank Corp./MI (Banks)	276	4,203
Infinera Corp.* (Communications Equipment)	1,104	20,004
Infinity Pharmaceuticals, Inc.* (Biotechnology)	552	4,333
Infoblox, Inc.* (Software)	483	8,882
InfraREIT, Inc. (Real Estate Investment Trusts)	207	3,830
Inland Real Estate Corp. (Real Estate Investment Trusts)	897	9,526
InnerWorkings, Inc.* (Commercial Services & Supplies)	552	4,140
Innospec, Inc. (Chemicals)	207	11,242
Inovio Pharmaceuticals, Inc.* (Biotechnology)	759	5,100
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	345	9,322
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	345	8,666
Insmed, Inc.* (Biotechnology)	552	10,019
Insulet Corp.* (Health Care Equipment & Supplies)	483	18,262
Insys Therapeutics, Inc.* (Biotechnology)	207	5,926
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	207	14,030
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,242	32,727
Inteliquent, Inc. (Diversified Telecommunication Services)	345	6,131
Intelsat S.A.* (Diversified Telecommunication Services)	414	1,722
InterDigital, Inc. (Communications Equipment)	345	16,919
Interface, Inc. (Commercial Services & Supplies)	621	11,886
Internap Corp.* (Internet Software & Services)	621	3,974
International Bancshares Corp. (Banks)	483	12,413
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	276	9,307
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	1,173	14,967
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	414	6,463
Intralinks Holdings, Inc.* (Internet Software & Services)	483	4,381
Intrepid Potash, Inc.* (Chemicals)	621	1,832
Invacare Corp. (Health Care Equipment & Supplies)	345	6,000
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	690	7,059
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	1,104	13,679
Investment Technology Group, Inc. (Capital Markets)	345	5,872
Investors Bancorp, Inc. (Banks)	2,898	36,050
Investors Real Estate Trust (Real Estate Investment Trusts)	1,242	8,632
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	276	1,987
ION Geophysical Corp.* (Energy Equipment & Services)	2,553	1,284
Iridium Communications, Inc.* (Diversified Telecommunication Services)	828	6,963
iRobot Corp.* (Household Durables)	276	9,770
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,173	13,595
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	276	3,845
iStar Financial, Inc.* (Real Estate Investment Trusts)	828	9,712
Itron, Inc.* (Electronic Equipment, Instruments & Components)	345	12,482
Ixia* (Communications Equipment)	621	7,719

See accompanying notes to financial statements.

166 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
IXYS Corp. (Semiconductors & Semiconductor Equipment)	276	$3,486
j2 Global, Inc. (Internet Software & Services)	414	34,079
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	345	26,465
Janus Capital Group, Inc. (Capital Markets)	1,242	17,500
Jive Software, Inc.* (Software)	690	2,815
John Bean Technologies Corp. (Machinery)	276	13,753
Jones Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	414	1,594
Journal Media Group, Inc. (Media)	414	4,976
K12, Inc.* (Diversified Consumer Services)	414	3,643
Kaman Corp.—Class A (Trading Companies & Distributors)	276	11,264
KapStone Paper & Packaging Corp. (Paper & Forest Products)	759	17,146
Karyopharm Therapeutics, Inc.* (Biotechnology)	276	3,657
KB Home (Household Durables)	759	9,358
KCG Holdings, Inc.*—Class A (Capital Markets)	483	5,946
Kearny Financial Corp. (Thrifts & Mortgage Finance)	897	11,365
Kelly Services, Inc.—Class A (Professional Services)	345	5,572
Kemper Corp. (Insurance)	414	15,422
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	828	19,938
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	966	4,878
Key Energy Services, Inc.* (Energy Equipment & Services)	1,932	931
Kforce, Inc. (Professional Services)	276	6,977
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	345	3,792
Kimball International, Inc.—Class B (Commercial Services & Supplies)	414	4,045
Kindred Healthcare, Inc. (Health Care Providers & Services)	759	9,040
Kite Pharma, Inc.* (Biotechnology)	276	17,007
Kite Realty Group Trust (Real Estate Investment Trusts)	759	19,681
KLX, Inc.* (Aerospace & Defense)	483	14,872
Knight Transportation, Inc. (Road & Rail)	552	13,374
Knoll, Inc. (Commercial Services & Supplies)	483	9,080
Knowles Corp.* (Electronic Equipment, Instruments & Components)	759	10,117
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	966	2,628
Korn/Ferry International (Professional Services)	414	13,737
Kraton Performance Polymers, Inc.* (Chemicals)	345	5,730
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	621	2,546
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	621	9,358
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	828	11,269
Ladder Capital Corp. (Real Estate Investment Trusts)	414	5,142
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,311	3,618
Lakeland Bancorp, Inc. (Banks)	414	4,881
Landec Corp.* (Food Products)	345	4,081
Lannett Co., Inc.* (Pharmaceuticals)	207	8,305
LaSalle Hotel Properties (Real Estate Investment Trusts)	966	24,305
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,173	7,589
La-Z-Boy, Inc. (Household Durables)	483	11,795
LDR Holding Corp.* (Health Care Equipment & Supplies)	207	5,198
LegacyTexas Financial Group, Inc. (Banks)	414	10,358
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	552	7,347
Lexington Realty Trust (Real Estate Investment Trusts)	1,794	14,352
Libbey, Inc. (Household Durables)	207	4,413
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Catalog Retail)	621	18,841
LifeLock, Inc.* (Diversified Consumer Services)	828	11,882
Limelight Networks, Inc.* (Internet Software & Services)	897	1,310
Lion Biotechnologies, Inc.* (Biotechnology)	552	4,261
Lionbridge Technologies, Inc.* (IT Services)	759	3,727
Liquidity Services, Inc.* (Internet Software & Services)	345	2,243
Lithia Motors, Inc.—Class A (Specialty Retail)	207	22,081
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	207	22,151
LivaNova PLC* (Health Care Equipment & Supplies)	207	12,289
LivePerson, Inc.* (Internet Software & Services)	621	4,192
LogMeIn, Inc.* (Internet Software & Services)	207	13,890
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,242	22,369
LTC Properties, Inc. (Real Estate Investment Trusts)	345	14,883
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	276	4,791
Luminex Corp.* (Life Sciences Tools & Services)	414	8,855
Lumos Networks Corp.* (Diversified Telecommunication Services)	276	3,091
M.D.C. Holdings, Inc. (Household Durables)	345	8,808
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	207	8,464
M/I Homes, Inc.* (Household Durables)	276	6,050
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	828	19,334
MacroGenics, Inc.* (Biotechnology)	276	8,548
Magellan Health, Inc.* (Health Care Providers & Services)	207	12,764
Maiden Holdings, Ltd. (Insurance)	483	7,202
Manhattan Associates, Inc.* (Software)	621	41,093
MannKind Corp.* (Biotechnology)	2,277	3,302
ManTech International Corp.—Class A (IT Services)	276	8,346
Marchex, Inc.—Class B (Internet Software & Services)	621	2,416
Marin Software, Inc.* (Internet Software & Services)	483	1,729
MarineMax, Inc.* (Specialty Retail)	276	5,084
MarketAxess Holdings, Inc. (Diversified Financial Services)	345	38,498
Marketo, Inc.* (Internet Software & Services)	345	9,905
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	207	11,789
Marten Transport, Ltd. (Road & Rail)	276	4,885
Masimo Corp.* (Health Care Equipment & Supplies)	414	17,185

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 167

Common Stocks, continued

	Shares	Value
Masonite International Corp.* (Building Products)	276	$16,900
MasTec, Inc.* (Construction & Engineering)	621	10,793
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	621	12,277
Matrix Service Co.* (Energy Equipment & Services)	276	5,669
Matson, Inc. (Marine)	414	17,649
Matthews International Corp.—Class A (Commercial Services & Supplies)	276	14,752
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,104	3,897
MAXIMUS, Inc. (IT Services)	552	31,050
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	552	8,131
MB Financial, Inc. (Banks)	621	20,102
MBIA, Inc.* (Insurance)	1,449	9,390
McDermott International, Inc.* (Energy Equipment & Services)	2,208	7,397
McGrath RentCorp (Commercial Services & Supplies)	276	6,952
MDC Partners, Inc.—Class A (Media)	414	8,992
MedAssets, Inc.* (Health Care Technology)	552	17,079
Media General, Inc.* (Media)	828	13,372
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,794	20,649
Medidata Solutions, Inc.* (Health Care Technology)	483	23,806
Mentor Graphics Corp. (Software)	828	15,252
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	414	7,601
Meredith Corp. (Media)	345	14,921
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	552	7,783
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	414	8,495
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	414	7,696
Meritage Homes Corp.* (Household Durables)	345	11,727
Meritor, Inc.* (Machinery)	897	7,490
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,035	8,177
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	345	10,981
MGE Energy, Inc. (Electric Utilities)	345	16,008
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,829	24,979
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	828	26,985
MiMedx Group, Inc.* (Biotechnology)	1,035	9,698
Minerals Technologies, Inc. (Chemicals)	276	12,657
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	483	17,388
Mobile Mini, Inc. (Commercial Services & Supplies)	414	12,888
MobileIron, Inc.* (Software)	552	1,993
Modine Manufacturing Co.* (Auto Components)	552	4,996
ModusLink Global Solutions, Inc.* (IT Services)	759	1,882
Molina Healthcare, Inc.* (Health Care Providers & Services)	276	16,596
Momenta Pharmaceuticals, Inc.* (Biotechnology)	552	8,192
MoneyGram International, Inc.* (IT Services)	414	2,596
Monmouth Real Estate Investment Corp.— Class A (Real Estate Investment Trusts)	621	6,496
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	1,518	14,816
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	345	21,980
Monotype Imaging Holdings, Inc. (Software)	414	9,787
Monro Muffler Brake, Inc. (Specialty Retail)	276	18,277
Monster Worldwide, Inc.* (Internet Software & Services)	966	5,535
Moog, Inc.*—Class A (Aerospace & Defense)	345	20,907
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	483	1,628
MRC Global, Inc.* (Trading Companies & Distributors)	897	11,571
MSA Safety, Inc. (Commercial Services & Supplies)	276	11,998
Mueller Industries, Inc. (Machinery)	483	13,089
Mueller Water Products, Inc.—Class A (Machinery)	1,449	12,461
Myers Industries, Inc. (Containers & Packaging)	276	3,676
Myriad Genetics, Inc.* (Biotechnology)	621	26,802
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	276	4,179
National Bank Holdings Corp. (Banks)	345	7,373
National CineMedia, Inc. (Media)	621	9,756
National General Holdings Corp. (Insurance)	345	7,542
National Health Investors, Inc. (Real Estate Investment Trusts)	345	21,000
National Penn Bancshares, Inc. (Banks)	1,242	15,314
National Storage Affiliates Trust (Real Estate Investment Trusts)	345	5,910
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	414	5,535
Natus Medical, Inc.* (Health Care Equipment & Supplies)	276	13,262
Nautilus, Inc.* (Leisure Products)	345	5,768
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	2,277	3,028
Navigant Consulting, Inc.* (Professional Services)	483	7,757
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,104	3,323
Navios Maritime Holdings, Inc. (Marine)	1,104	1,932
Navistar International Corp.* (Machinery)	483	4,270
NBT Bancorp, Inc. (Banks)	414	11,542
NCI Building Systems, Inc.* (Building Products)	345	4,281
Nektar Therapeutics* (Pharmaceuticals)	1,173	19,765
Nelnet, Inc.—Class A (Consumer Finance)	207	6,949
Neogen Corp.* (Health Care Equipment & Supplies)	345	19,499
NeoGenomics, Inc.* (Life Sciences Tools & Services)	759	5,973
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	414	4,496
NETGEAR, Inc.* (Communications Equipment)	345	14,459
NetScout Systems, Inc.* (Communications Equipment)	345	10,592
Neurocrine Biosciences, Inc.* (Biotechnology)	690	39,032
NeuStar, Inc.*—Class A (IT Services)	483	11,578
New Jersey Resources Corp. (Gas Utilities)	759	25,017
New Media Investment Group, Inc. (Media)	414	8,056
New Residential Investment Corp. (Real Estate Investment Trusts)	1,656	20,137
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	621	6,123

See accompanying notes to financial statements.

168 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	1,104	$5,884
New York REIT, Inc. (Real Estate Investment Trusts)	1,449	16,664
NewBridge Bancorp (Banks)	483	5,883
Newpark Resources, Inc.* (Energy Equipment & Services)	897	4,736
Newport Corp.* (Electronic Equipment, Instruments & Components)	414	6,570
NewStar Financial, Inc.* (Diversified Financial Services)	345	3,098
Nexstar Broadcasting Group, Inc.—Class A (Media)	276	16,201
NIC, Inc. (Internet Software & Services)	621	12,221
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	483	4,444
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	621	4,204
Nobilis Health Corp.* (Health Care Providers & Services)	483	1,362
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	828	12,867
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	200	492
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	759	2,930
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	483	7,689
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	897	12,011
Northwest Biotherapeutics, Inc.* (Biotechnology)	552	1,766
Northwest Natural Gas Co. (Gas Utilities)	276	13,968
NorthWestern Corp. (Multi-Utilities)	414	22,460
Novatel Wireless, Inc.* (Communications Equipment)	759	1,268
Novavax, Inc.* (Biotechnology)	2,277	19,104
NRG Yield, Inc.—Class A (Independent Power and Renewable Electricity Producers)	345	4,799
NRG Yield, Inc.—Class C (Independent Power and Renewable Electricity Producers)	345	5,092
Nutrisystem, Inc. (Internet & Catalog Retail)	276	5,973
NuVasive, Inc.* (Health Care Equipment & Supplies)	414	22,402
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	621	13,606
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,242	9,154
Ocata Therapeutics, Inc.* (Biotechnology)	621	5,229
Oclaro, Inc.* (Communications Equipment)	1,449	5,043
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,035	7,214
OFG Bancorp (Banks)	483	3,536
Oil States International, Inc.* (Energy Equipment & Services)	483	13,163
Old National Bancorp (Banks)	1,035	14,035
Old Second Bancorp, Inc.* (Banks)	483	3,787
Olin Corp. (Chemicals)	690	11,909
OM Asset Management PLC (Capital Markets)	276	4,231
Omeros Corp.* (Pharmaceuticals)	345	5,427
Omnicell, Inc.* (Health Care Technology)	345	10,723
OmniVision Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	552	16,019
OMNOVA Solutions, Inc.* (Chemicals)	552	3,384
On Assignment, Inc.* (Professional Services)	483	21,710
Oncothyreon, Inc.* (Biotechnology)	1,242	2,757
ONE Gas, Inc. (Gas Utilities)	483	24,232
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	276	3,425
Ophthotech Corp.* (Biotechnology)	207	16,256
OPOWER, Inc.* (Internet Software & Services)	345	3,643
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	759	4,888
ORBCOMM, Inc.* (Diversified Telecommunication Services)	690	4,996
Orexigen Therapeutics, Inc.* (Biotechnology)	1,173	2,018
Organovo Holdings, Inc.* (Biotechnology)	1,035	2,577
Orion Marine Group, Inc.* (Construction & Engineering)	483	2,014
Oritani Financial Corp. (Thrifts & Mortgage Finance)	483	7,970
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	345	12,582
Otter Tail Corp. (Electric Utilities)	345	9,187
OvaScience, Inc.* (Biotechnology)	207	2,022
Owens & Minor, Inc. (Health Care Providers & Services)	552	19,861
P.H. Glatfelter Co. (Paper & Forest Products)	414	7,634
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	828	10,872
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	345	1,649
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	345	26,492
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	276	15,420
PAREXEL International Corp.* (Life Sciences Tools & Services)	483	32,903
Park Sterling Corp. (Banks)	621	4,546
Parker Drilling Co.* (Energy Equipment & Services)	1,449	2,637
Parkway Properties, Inc. (Real Estate Investment Trusts)	759	11,863
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	759	14,004
Party City Holdco, Inc.* (Specialty Retail)	276	3,563
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	483	10,100
Paycom Software, Inc.* (Software)	276	10,386
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	345	18,415
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	345	3,740
PDL BioPharma, Inc. (Biotechnology)	1,587	5,618
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	138	1,060
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	621	17,400
Pegasystems, Inc. (Software)	345	9,488
Pendrell Corp.* (Professional Services)	2,484	1,245
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	759	12,159
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	966	290
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	621	13,581
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	690	10,529
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,760	3,229
Perficient, Inc.* (IT Services)	345	5,906
Performance Sports Group, Ltd.* (Leisure Products)	483	4,651

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 169

Common Stocks, continued

	Shares	Value
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	690	$2,036
PGT, Inc.* (Building Products)	483	5,501
PharMerica Corp.* (Health Care Providers & Services)	276	9,660
PHH Corp.* (Thrifts & Mortgage Finance)	483	7,825
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	690	8,591
Physicians Realty Trust (Real Estate Investment Trusts)	690	11,633
PICO Holdings, Inc.* (Diversified Financial Services)	276	2,848
Piedmont Natural Gas Co., Inc. (Gas Utilities)	690	39,344
Pier 1 Imports, Inc. (Specialty Retail)	828	4,215
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	552	17,178
Pinnacle Financial Partners, Inc. (Banks)	345	17,719
Pioneer Energy Services Corp.* (Energy Equipment & Services)	759	1,647
Plantronics, Inc. (Communications Equipment)	345	16,360
Plexus Corp.* (Electronic Equipment, Instruments & Components)	276	9,638
Plug Power, Inc.* (Electrical Equipment)	2,001	4,222
PMC-Sierra, Inc.* (Semiconductors & Semiconductor Equipment)	1,587	18,441
PNM Resources, Inc. (Electric Utilities)	690	21,093
Polycom, Inc.* (Communications Equipment)	1,242	15,637
PolyOne Corp. (Chemicals)	759	24,106
Pool Corp. (Distributors)	345	27,869
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	207	12,110
Portland General Electric Co. (Electric Utilities)	690	25,095
Portola Pharmaceuticals, Inc.* (Biotechnology)	414	21,300
Post Holdings, Inc.* (Food Products)	483	29,800
Potbelly Corp.* (Hotels, Restaurants & Leisure)	276	3,232
Potlatch Corp. (Real Estate Investment Trusts)	345	10,433
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	276	13,422
PowerSecure International, Inc.* (Electrical Equipment)	276	4,154
POZEN, Inc.* (Pharmaceuticals)	414	2,828
PRA Group, Inc.* (Consumer Finance)	414	14,362
Preferred Apartment Communities, Inc.— Class A (Real Estate Investment Trusts)	345	4,513
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	483	24,865
Primerica, Inc. (Insurance)	414	19,553
Primoris Services Corp. (Construction & Engineering)	414	9,120
PrivateBancorp, Inc. (Banks)	690	28,303
Progenics Pharmaceuticals, Inc.* (Biotechnology)	828	5,076
Progress Software Corp.* (Software)	483	11,592
Proofpoint, Inc.* (Software)	345	22,428
PROS Holdings, Inc.* (Software)	276	6,359
Prosperity Bancshares, Inc. (Banks)	552	26,419
Prothena Corp. PLC* (Biotechnology)	276	18,798
Proto Labs, Inc.* (Machinery)	207	13,184
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	621	12,513
PTC Therapeutics, Inc.* (Biotechnology)	276	8,942
Qlik Technologies, Inc.* (Software)	759	24,030
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	828	10,102
QTS Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	207	9,338
Quad/Graphics, Inc. (Commercial Services & Supplies)	345	3,209
Quality Systems, Inc. (Health Care Technology)	483	7,786
Qualys, Inc.* (Software)	207	6,850
Quanex Building Products Corp. (Building Products)	345	7,193
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	2,691	2,503
Quidel Corp.* (Health Care Equipment & Supplies)	276	5,851
QuinStreet, Inc.* (Internet Software & Services)	552	2,368
Quotient Technology, Inc.* (Internet Software & Services)	621	4,235
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,587	21,250
Radiant Logistics, Inc.* (Air Freight & Logistics)	414	1,420
Radius Health, Inc.* (Biotechnology)	276	16,985
RadNet, Inc.* (Health Care Providers & Services)	552	3,411
RAIT Financial Trust (Real Estate Investment Trusts)	897	2,422
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,035	11,996
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	759	12,607
Raptor Pharmaceutical Corp.* (Biotechnology)	759	3,947
Raven Industries, Inc. (Industrial Conglomerates)	345	5,382
Rayonier Advanced Materials, Inc. (Chemicals)	414	4,053
RBC Bearings, Inc.* (Machinery)	207	13,370
RCS Capital Corp.*—Class A (Capital Markets)	621	189
Real Industry, Inc.* (Metals & Mining)	345	2,770
RealD, Inc.* (Electronic Equipment, Instruments & Components)	483	5,096
RealNetworks, Inc.* (Internet Software & Services)	483	2,053
RealPage, Inc.* (Software)	483	10,843
Redwood Trust, Inc. (Real Estate Investment Trusts)	759	10,019
Regis Corp.* (Diversified Consumer Services)	414	5,858
Regulus Therapeutics, Inc.* (Biotechnology)	414	3,610
Relypsa, Inc.* (Pharmaceuticals)	276	7,822
Renasant Corp. (Banks)	276	9,497
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	483	4,487
Rent-A-Center, Inc. (Specialty Retail)	483	7,231
Rentech, Inc.* (Chemicals)	276	972
Repligen Corp.* (Biotechnology)	276	7,808
Republic Airways Holdings, Inc.* (Airlines)	552	2,169
Resource Capital Corp. (Real Estate Investment Trusts)	345	4,402
Resources Connection, Inc. (Professional Services)	414	6,765
Restoration Hardware Holdings, Inc.* (Specialty Retail)	276	21,928
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	828	14,821
RetailMeNot, Inc.* (Internet Software & Services)	414	4,107
Retrophin, Inc.* (Biotechnology)	345	6,655
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	690	725
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	552	9,031
Rexnord Corp.* (Machinery)	897	16,254
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,173	3,554
RingCentral, Inc.*—Class A (Software)	483	11,389

See accompanying notes to financial statements.

170 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
RLI Corp. (Insurance)	345	$21,304
RLJ Lodging Trust (Real Estate Investment Trusts)	1,104	23,880
Roadrunner Transportation Systems, Inc.* (Road & Rail)	276	2,603
Rocket Fuel, Inc.* (Internet Software & Services)	414	1,445
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	483	4,946
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	276	7,391
Rouse Properties, Inc. (Real Estate Investment Trusts)	414	6,028
Rovi Corp.* (Software)	828	13,794
RPX Corp.* (Professional Services)	552	6,072
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	483	11,780
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	690	2,739
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	759	4,182
Ruckus Wireless, Inc.* (Communications Equipment)	759	8,129
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	414	5,887
Rush Enterprises, Inc.*—Class A (Trading Companies & Distributors)	345	7,552
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	414	6,591
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	345	17,816
S&T Bancorp, Inc. (Banks)	345	10,633
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	552	11,167
Safe Bulkers, Inc. (Marine)	759	615
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	276	4,391
Saia, Inc.* (Road & Rail)	276	6,141
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	552	2,379
Sanderson Farms, Inc. (Food Products)	207	16,047
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,106	1,021
Sandy Spring Bancorp, Inc. (Banks)	276	7,441
Sangamo BioSciences, Inc.* (Biotechnology)	690	6,300
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	759	15,620
Sapiens International Corp. N.V. (Software)	345	3,519
Sarepta Therapeutics, Inc.* (Biotechnology)	414	15,972
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	276	8,893
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	276	3,966
Scholastic Corp. (Media)	276	10,643
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	276	11,589
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	552	5,078
Science Applications International Corp. (IT Services)	414	18,953
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	483	4,333
SciQuest, Inc.* (Internet Software & Services)	345	4,475
Scorpio Bulkers, Inc.* (Marine)	201	1,990
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,587	12,728
SeaChange International, Inc.* (Software)	483	3,255
Seacoast Banking Corp. of Florida* (Banks)	276	4,134
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	69	1,185
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	621	12,227
Select Comfort Corp.* (Specialty Retail)	483	10,341
Select Income REIT (Real Estate Investment Trusts)	552	10,941
Select Medical Holdings Corp. (Health Care Providers & Services)	966	11,505
Selective Insurance Group, Inc. (Insurance)	483	16,219
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	345	9,957
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	621	11,749
Senomyx, Inc.* (Chemicals)	690	2,601
Sensient Technologies Corp. (Chemicals)	414	26,006
Sequenom, Inc.* (Life Sciences Tools & Services)	1,449	2,376
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	276	2,183
ServiceSource International, Inc.* (IT Services)	759	3,499
ServisFirst Bancshares, Inc. (Banks)	207	9,839
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	759	797
SFX Entertainment, Inc.* (Media)	759	144
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	276	11,882
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	552	9,147
ShoreTel, Inc.* (Communications Equipment)	759	6,717
Shutterfly, Inc.* (Internet & Catalog Retail)	345	15,373
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	414	2,616
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	552	3,257
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	345	16,746
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	414	6,483
Silver Spring Networks, Inc.* (Software)	414	5,966
Simmons First National Corp.—Class A (Banks)	276	14,175
Simpson Manufacturing Co., Inc. (Building Products)	414	14,138
Sinclair Broadcast Group, Inc.—Class A (Media)	552	17,963
Skullcandy, Inc.* (Household Durables)	414	1,958
SkyWest, Inc. (Airlines)	483	9,187
Smart & Final Stores, Inc.* (Food & Staples Retailing)	276	5,026
Smith & Wesson Holding Corp.* (Leisure Products)	552	12,133
Snyder’s-Lance, Inc. (Food Products)	414	14,200
Solazyme, Inc.* (Oil, Gas & Consumable Fuels)	1,104	2,738
Sonic Automotive, Inc.—Class A (Specialty Retail)	345	7,852
Sonic Corp. (Hotels, Restaurants & Leisure)	483	15,606
Sonus Networks, Inc.* (Communications Equipment)	621	4,428
Sorrento Therapeutics, Inc.* (Biotechnology)	345	3,005
Sotheby’s—Class A (Diversified Consumer Services)	552	14,220
South Jersey Industries, Inc. (Gas Utilities)	621	14,606
South State Corp. (Banks)	207	14,894
Southside Bancshares, Inc. (Banks)	276	6,630
Southwest Gas Corp. (Gas Utilities)	414	22,836

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 171

Common Stocks, continued

	Shares	Value
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	276	$29,618
SpartanNash Co. (Food & Staples Retailing)	345	7,466
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	759	4,577
STAAR Surgical Co.* (Health Care Equipment & Supplies)	483	3,449
STAG Industrial, Inc. (Real Estate Investment Trusts)	621	11,457
Stage Stores, Inc. (Specialty Retail)	345	3,143
Starwood Waypoint Residential Trust (Real Estate Investment Trusts)	345	7,811
State Bank Financial Corp. (Banks)	345	7,255
State National Cos., Inc. (Insurance)	414	4,061
Steelcase, Inc.—Class A (Commercial Services & Supplies)	759	11,309
Stein Mart, Inc. (Specialty Retail)	414	2,786
STERIS PLC (Health Care Equipment & Supplies)	483	36,389
Sterling Bancorp (Banks)	828	13,430
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	483	14,596
Stewart Information Services Corp. (Insurance)	207	7,727
Stifel Financial Corp.* (Capital Markets)	552	23,383
Stillwater Mining Co.* (Metals & Mining)	1,104	9,461
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	552	2,368
Stoneridge, Inc.* (Auto Components)	345	5,106
STORE Capital Corp. (Real Estate Investment Trusts)	345	8,004
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	483	11,341
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	276	4,772
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	828	9,895
Summit Materials, Inc.*—Class A (Construction Materials)	276	5,531
Sun Communities, Inc. (Real Estate Investment Trusts)	414	28,371
Sun Hydraulics Corp. (Machinery)	207	6,568
SunCoke Energy, Inc. (Metals & Mining)	621	2,155
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	1,794	22,407
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	345	8,456
Superior Industries International, Inc. (Auto Components)	276	5,084
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	345	4,637
SUPERVALU, Inc.* (Food & Staples Retailing)	2,277	15,438
Swift Transportation Co.* (Road & Rail)	759	10,489
Sykes Enterprises, Inc.* (IT Services)	345	10,619
Symetra Financial Corp. (Insurance)	690	21,921
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	345	27,717
Synchronoss Technologies, Inc.* (Software)	345	12,154
Synergy Pharmaceuticals, Inc.* (Biotechnology)	966	5,477
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	966	8,230
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	276	24,820
Synta Pharmaceuticals Corp.* (Biotechnology)	1,380	486
Syntel, Inc.* (IT Services)	276	12,489
Take-Two Interactive Software, Inc.* (Software)	759	26,444
TAL International Group, Inc. (Trading Companies & Distributors)	345	5,486
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	759	4,729
Talmer Bancorp, Inc.—Class A (Banks)	552	9,997
Tangoe, Inc.* (Software)	414	3,473
TASER International, Inc.* (Aerospace & Defense)	483	8,351
Taylor Morrison Home Corp.*—Class A (Household Durables)	345	5,520
Team Health Holdings, Inc.* (Health Care Providers & Services)	621	27,257
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	345	22,901
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	897	6,171
TeleCommunication Systems, Inc.*—Class A (Software)	897	4,458
Teledyne Technologies, Inc.* (Aerospace & Defense)	276	24,481
Telenav, Inc.* (Software)	414	2,356
Teligent, Inc.* (Pharmaceuticals)	621	5,527
Tenneco, Inc.* (Auto Components)	483	22,174
Terreno Realty Corp. (Real Estate Investment Trusts)	414	9,365
TESARO, Inc.* (Biotechnology)	207	10,830
Tesco Corp. (Energy Equipment & Services)	483	3,497
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	483	14,495
Tetra Tech, Inc. (Commercial Services & Supplies)	552	14,363
TETRA Technologies, Inc.* (Energy Equipment & Services)	897	6,745
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	345	3,460
Texas Capital Bancshares, Inc.* (Banks)	414	20,460
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	621	22,213
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	207	2,921
TG Therapeutics, Inc.* (Biotechnology)	345	4,116
The Advisory Board Co.* (Professional Services)	345	17,114
The Andersons, Inc. (Food & Staples Retailing)	276	8,730
The Bancorp, Inc.* (Banks)	414	2,637
The Brink’s Co. (Commercial Services & Supplies)	414	11,948
The Buckle, Inc. (Specialty Retail)	276	8,495
The Cato Corp.—Class A (Specialty Retail)	276	10,162
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	414	19,090
The E.W. Scripps Co.—Class A (Media)	552	10,488
The Empire District Electric Co. (Electric Utilities)	414	11,621
The Ensign Group, Inc. (Health Care Providers & Services)	414	9,369
The Finish Line, Inc.—Class A (Specialty Retail)	414	7,485
The Fresh Market, Inc.* (Food & Staples Retailing)	414	9,696
The GEO Group, Inc. (Real Estate Investment Trusts)	621	17,953
The Greenbrier Cos., Inc. (Machinery)	276	9,003
The Hackett Group, Inc. (IT Services)	345	5,544
The KEYW Holding Corp.* (Aerospace & Defense)	414	2,492
The Laclede Group, Inc. (Gas Utilities)	345	20,496
The Medicines Co.* (Pharmaceuticals)	552	20,612
The Men’s Wearhouse, Inc. (Specialty Retail)	414	6,078
The New York Times Co.—Class A (Media)	1,242	16,668

See accompanying notes to financial statements.

172 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
The Pep Boys - Manny, Moe & Jack* (Specialty Retail)	552	$10,162
The Rubicon Project, Inc.* (Software)	276	4,540
The Spectranetics Corp.* (Health Care Equipment & Supplies)	414	6,235
The St Joe Co.* (Real Estate Management & Development)	621	11,495
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,242	12,880
Theravance Biopharma, Inc.* (Pharmaceuticals)	345	5,655
Theravance, Inc. (Pharmaceuticals)	759	8,000
Thermon Group Holdings, Inc.* (Electrical Equipment)	345	5,837
Third Point Reinsurance, Ltd.* (Insurance)	759	10,178
Threshold Pharmaceuticals, Inc.* (Biotechnology)	897	430
Tidewater, Inc. (Energy Equipment & Services)	414	2,881
Tile Shop Holdings, Inc.* (Specialty Retail)	345	5,658
Time, Inc. (Media)	966	15,137
TimkenSteel Corp. (Metals & Mining)	345	2,891
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	483	2,966
Titan International, Inc. (Machinery)	483	1,903
TiVo, Inc.* (Software)	897	7,741
TowneBank (Banks)	483	10,080
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	552	767
TransEnterix, Inc.* (Health Care Equipment & Supplies)	828	2,053
Travelport Worldwide, Ltd. (IT Services)	966	12,461
Tredegar Corp. (Chemicals)	276	3,759
TreeHouse Foods, Inc.* (Food Products)	345	27,069
Trevena, Inc.* (Biotechnology)	483	5,072
Trex Co., Inc.* (Building Products)	276	10,499
TRI Pointe Group, Inc.* (Household Durables)	1,380	17,485
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	690	531
Tribune Publishing Co. (Media)	345	3,181
TriCo Bancshares (Banks)	276	7,573
TriMas Corp.* (Machinery)	414	7,721
TriNet Group, Inc.* (Professional Services)	414	8,011
Triple-S Management Corp.* (Health Care Providers & Services)	276	6,599
Tronox, Ltd. (Chemicals)	621	2,428
Trovagene, Inc.* (Biotechnology)	345	1,863
TrueBlue, Inc.* (Professional Services)	414	10,665
TrueCar, Inc.* (Internet Software & Services)	552	5,266
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	966	5,931
Trustmark Corp. (Banks)	621	14,308
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	621	4,043
Tuesday Morning Corp.* (Multiline Retail)	483	3,140
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	552	9,180
Tutor Perini Corp.* (Construction & Engineering)	345	5,775
Tyler Technologies, Inc.* (Software)	276	48,113
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	483	9,047
Ubiquiti Networks, Inc.* (Communications Equipment)	276	8,746
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	483	2,473
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,311	3,278
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	276	30,962
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	276	5,470
UMB Financial Corp. (Banks)	345	16,060
UMH Properties, Inc. (Real Estate Investment Trusts)	345	3,491
Umpqua Holdings Corp. (Banks)	1,863	29,621
Unilife Corp.* (Health Care Equipment & Supplies)	1,656	820
Union Bankshares Corp. (Banks)	414	10,449
Unisys Corp.* (IT Services)	483	5,337
Unit Corp.* (Energy Equipment & Services)	483	5,893
United Bankshares, Inc. (Banks)	621	22,971
United Community Banks, Inc. (Banks)	483	9,414
United Community Financial Corp. (Thrifts & Mortgage Finance)	690	4,071
United Development Funding IV (Real Estate Investment Trusts)	345	3,795
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	483	6,221
United Natural Foods, Inc.* (Food & Staples Retailing)	414	16,295
Universal American Corp. (Health Care Providers & Services)	552	3,864
Universal Corp. (Tobacco)	207	11,609
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	345	18,782
Universal Insurance Holdings, Inc. (Insurance)	345	7,997
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,725	1,829
Urban Edge Properties (Real Estate Investment Trusts)	759	17,799
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	276	5,310
UTi Worldwide, Inc.* (Air Freight & Logistics)	897	6,306
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	276	35,325
Valley National Bancorp (Banks)	2,001	19,710
Vanda Pharmaceuticals, Inc.* (Biotechnology)	483	4,497
VASCO Data Security International, Inc.* (Software)	276	4,617
Vector Group, Ltd. (Tobacco)	690	16,277
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	345	7,093
Verastem, Inc.* (Biotechnology)	483	898
Verint Systems, Inc.* (Software)	483	19,590
Versartis, Inc.* (Biotechnology)	276	3,420
ViaSat, Inc.* (Communications Equipment)	345	21,048
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	1,380	1,242
Virgin America, Inc.* (Airlines)	276	9,939
VirnetX Holding Corp.* (Software)	759	1,951
Virtusa Corp.* (IT Services)	276	11,410
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,242	14,966
Vitamin Shoppe, Inc.* (Specialty Retail)	276	9,025
VIVUS, Inc.* (Pharmaceuticals)	1,518	1,548
Vocera Communications, Inc.* (Health Care Technology)	345	4,209
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,794	10,298
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	552	1,275
Wabash National Corp.* (Machinery)	690	8,163
WageWorks, Inc.* (Professional Services)	345	15,653
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	276	7,952

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 173

Common Stocks, continued

	Shares	Value
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	345	$4,906
Washington Federal, Inc. (Thrifts & Mortgage Finance)	828	19,731
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	621	16,804
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	345	4,865
Watts Water Technologies, Inc.—Class A (Machinery)	276	13,709
Wausau Paper Corp. (Paper & Forest Products)	483	4,941
Web.com Group, Inc.* (Internet Software & Services)	414	8,284
WebMD Health Corp.* (Internet Software & Services)	345	16,664
Webster Financial Corp. (Banks)	759	28,227
Weight Watchers International, Inc.* (Diversified Consumer Services)	552	12,586
WellCare Health Plans, Inc.* (Health Care Providers & Services)	345	26,982
Werner Enterprises, Inc. (Road & Rail)	414	9,683
WesBanco, Inc. (Banks)	345	10,357
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	621	7,433
West Corp. (Commercial Services & Supplies)	483	10,418
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	621	37,396
Westamerica Bancorp (Banks)	207	9,677
Western Alliance Bancorp* (Banks)	690	24,743
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	414	4,231
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	621	22,119
WGL Holdings, Inc. (Gas Utilities)	414	26,078
Whitestone REIT (Real Estate Investment Trusts)	276	3,315
Wilshire Bancorp, Inc. (Banks)	690	7,970
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,035	6,665
Winnebago Industries, Inc. (Automobiles)	276	5,492
Wintrust Financial Corp. (Banks)	414	20,087
WisdomTree Investments, Inc. (Capital Markets)	966	15,147
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	897	14,989
Woodward, Inc. (Machinery)	552	27,413
World Wrestling Entertainment, Inc.—Class A (Media)	345	6,155
Worthington Industries, Inc. (Metals & Mining)	414	12,478
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	345	8,342
WSFS Financial Corp. (Thrifts & Mortgage Finance)	276	8,931
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	621	3,757
Xencor, Inc.* (Biotechnology)	276	4,035
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	966	14,809
XenoPort, Inc.* (Pharmaceuticals)	759	4,167
XO Group, Inc.* (Internet Software & Services)	345	5,541
XOMA Corp.* (Biotechnology)	1,104	1,468
XPO Logistics, Inc.* (Air Freight & Logistics)	621	16,922
Xura, Inc.* (Software)	276	6,784
Yadkin Financial Corp. (Banks)	276	6,947
YRC Worldwide, Inc.* (Road & Rail)	414	5,871
ZAGG, Inc.* (Household Durables)	414	4,529
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	483	13,780
Zendesk, Inc.* (Software)	483	12,771
ZIOPHARM Oncology, Inc.* (Biotechnology)	621	5,161
Zix Corp.* (Software)	1,242	6,309
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	276	7,722
Zogenix, Inc.* (Pharmaceuticals)	276	4,068
Zumiez, Inc.* (Specialty Retail)	552	8,346
TOTAL COMMON STOCKS (Cost $11,143,540)		12,998,245

Contingent Rights(NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	1,360	—
Leap Wireless International, Inc.*+^(b) (Wireless Telecommunication Services)	800	2,016
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	490	—
TOTAL CONTINGENT RIGHTS (Cost $2,016)		2,016

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	196	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d) (28.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $5,592,128	$5,592,000	$5,592,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,592,000)		5,592,000
TOTAL INVESTMENT SECURITIES (Cost $16,737,556)—96.0%		18,592,261
Net other assets (liabilities)—4.0%		779,836
NET ASSETS—100.0%		$19,372,097

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2015, these securities represented 0.01% of the net assets of the Fund.

*                 Non-income producing security.

^                  The Advisor has deemed these securities to be illiquid. As of December 31, 2015, these securities represented 0.01% of the net assets of the Fund.

(a)         Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $3,539,000.

See accompanying notes to financial statements.

174 :: ProFund VP UltraSmall-Cap :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	21	3/21/16	$2,373,840	$(14,315)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	1/27/16	(0.21)%	$3,219,387	$(56,212)
Russell 2000 Index	Goldman Sachs International	1/27/16	0.29%	9,662,372	(108,257)
				12,881,759	(164,469)
iShares Russell 2000 ETF	UBS AG	1/27/16	0.09%	3,818,660	(48,918)
Russell 2000 Index	UBS AG	1/27/16	0.24%	6,451,549	(52,712)
				10,270,209	(101,630)
				$23,151,968	$(266,099)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$168,777	0.9%
Air Freight & Logistics	67,636	0.3%
Airlines	38,359	0.2%
Auto Components	134,080	0.7%
Automobiles	5,492	NM
Banks	1,148,591	5.9%
Beverages	2,037	NM
Biotechnology	840,876	4.3%
Building Products	114,718	0.6%
Capital Markets	150,076	0.8%
Chemicals	209,325	1.1%
Commercial Services & Supplies	257,772	1.4%
Communications Equipment	230,815	1.2%
Construction & Engineering	112,355	0.6%
Construction Materials	17,171	0.1%
Consumer Finance	59,655	0.3%
Containers & Packaging	47,130	0.2%
Distributors	44,831	0.2%
Diversified Consumer Services	150,766	0.8%
Diversified Financial Services	59,292	0.3%
Diversified Telecommunication Services	101,376	0.5%
Electric Utilities	170,700	0.8%
Electrical Equipment	83,999	0.4%
Electronic Equipment, Instruments & Components	347,085	1.7%
Energy Equipment & Services	111,439	0.6%
Food & Staples Retailing	104,206	0.5%
Food Products	179,292	1.0%
Gas Utilities	186,577	1.1%
Health Care Equipment & Supplies	471,318	2.5%
Health Care Providers & Services	325,708	1.7%
Health Care Technology	81,955	0.4%
Hotels, Restaurants & Leisure	385,084	2.0%
Household Durables	141,614	0.7%
Household Products	16,861	0.1%
Independent Power and Renewable Electricity Producers	62,147	0.3%
Industrial Conglomerates	5,382	NM
Insurance	293,550	1.5%
Internet & Catalog Retail	58,403	0.3%
Internet Software & Services	331,952	1.7%
IT Services	375,695	2.0%
Leisure Products	31,877	0.2%
Life Sciences Tools & Services	92,012	0.5%
Machinery	313,420	1.6%
Marine	24,677	0.1%
Media	236,839	1.2%
Metals & Mining	88,967	0.4%
Multiline Retail	55,172	0.3%
Multi-Utilities	61,206	0.3%
Oil, Gas & Consumable Fuels	265,376	1.3%
Paper & Forest Products	72,487	0.4%
Personal Products	3,416	NM
Pharmaceuticals	268,315	1.4%
Professional Services	186,482	1.0%
Real Estate Investment Trusts	1,295,288	6.7%
Real Estate Management & Development	50,580	0.3%
Road & Rail	69,901	0.4%
Semiconductors & Semiconductor Equipment	524,976	2.7%
Software	655,640	3.4%
Specialty Retail	369,414	1.9%
Technology Hardware, Storage & Peripherals	95,982	0.5%
Textiles, Apparel & Luxury Goods	93,302	0.5%
Thrifts & Mortgage Finance	285,336	1.5%
Tobacco	27,886	0.1%
Trading Companies & Distributors	87,373	0.5%
Transportation Infrastructure	7,433	NM
Water Utilities	25,712	0.1%
Wireless Telecommunication Services	17,095	0.1%
Other**	6,371,836	32.9%
Total	$19,372,097	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 175

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$16,737,556
Securities, at value	13,000,261
Repurchase agreements, at value	5,592,000
Total Investment Securities, at value	18,592,261
Cash	14,424
Segregated cash balances with brokers	117,600
Segregated cash balances with custodian	738
Dividends and interest receivable	19,793
Receivable for capital shares issued	3,305,230
Prepaid expenses	124
TOTAL ASSETS	22,050,170

LIABILITIES:
Payable for capital shares redeemed	2,324,457
Unrealized loss on swap agreements	266,099
Variation margin on futures contracts	30,660
Advisory fees payable	7,376
Management services fees payable	983
Administration fees payable	630
Administrative services fees payable	8,722
Distribution fees payable	8,689
Transfer agency fees payable	1,907
Fund accounting fees payable	743
Compliance services fees payable	104
Other accrued expenses	27,703
TOTAL LIABILITIES	2,678,073
NET ASSETS	$19,372,097

NET ASSETS CONSIST OF:
Capital	$19,926,903
Accumulated net investment income (loss)	(4,890)
Accumulated net realized gains (losses) on investments	(2,124,207)
Net unrealized appreciation (depreciation) on investments	1,574,291
NET ASSETS	$19,372,097

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,072,067
Net Asset Value (offering and redemption price per share)	$18.07

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$192,082
Interest	4,323
Foreign tax withholding	(72)
TOTAL INVESTMENT INCOME	196,333

EXPENSES:
Advisory fees	188,111
Management services fees	25,081
Administration fees	9,369
Transfer agency fees	13,497
Administrative services fees	65,065
Distribution fees	62,703
Custody fees	5,903
Fund accounting fees	21,149
Trustee fees	617
Compliance services fees	303
Printing fees	25,615
Other fees	32,296
Total Gross Expenses before reductions	449,709
Expenses reduced and reimbursed by the Advisor	(28,341)
TOTAL NET EXPENSES	421,368
NET INVESTMENT INCOME (LOSS)	(225,035)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,284,156
Net realized gains (losses) on futures contracts	184,963
Net realized gains (losses) on swap agreements	(1,299,490)
Change in net unrealized appreciation/depreciation on investments	(2,446,433)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,276,804)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,501,839)

See accompanying notes to financial statements.

176 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(225,035)	$(277,132)
Net realized gains (losses) on investments	169,629	2,171,048
Change in net unrealized appreciation/depreciation on investments	(2,446,433)	(1,234,074)
Change in net assets resulting from operations	(2,501,839)	659,842

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(843,968)	(4,961,937)
Change in net assets resulting from distributions	(843,968)	(4,961,937)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	309,827,067	352,788,491
Distributions reinvested	843,968	4,961,927
Value of shares redeemed	(313,110,750)	(363,554,279)
Change in net assets resulting from capital transactions	(2,439,715)	(5,803,861)
Change in net assets	(5,785,522)	(10,105,956)

NET ASSETS:
Beginning of period	25,157,619	35,263,575
End of period	$19,372,097	$25,157,619
Accumulated net investment income (loss)	$(4,890)	$(10,922)

SHARE TRANSACTIONS:
Issued	14,967,940	16,427,510
Reinvested	39,810	258,298
Redeemed	(15,113,455)	(16,924,019)
Change in shares	(105,705)	(238,211)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap :: 177

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$21.36	$24.90	$13.35	$10.30	$16.15

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.20)	(0.18)	(0.10)	(0.20)
Net realized and unrealized gains (losses) on investments	(2.48)	1.05	11.73	3.15	(1.96)
Total income (loss) from investment activities	(2.67)	0.85	11.55	3.05	(2.16)

Distributions to Shareholders From:
Net realized gains on investments	(0.62)	(4.39)	—	—	(3.53)
Return of capital	—	—	—	—	(0.16)
Total distributions	(0.62)	(4.39)	—	—	(3.69)

Net Asset Value, End of Period	$18.07	$21.36	$24.90	$13.35	$10.30

Total Return	(12.93)%	5.38%	86.52%	29.61%	(18.83)%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.76%	1.80%	1.94%	1.84%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.89)%	(0.93)%	(0.95)%	(0.86)%	(1.50)%

Supplemental Data:
Net assets, end of period (000’s)	$19,372	$25,158	$35,264	$19,450	$19,060
Portfolio turnover rate(b)	45%	16%	32%	59%	38%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

178 :: ProFund VP UltraNASDAQ-100 :: Management Discussion of Fund Performance

ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of 13.60%. For the same period, the Index had a total return of 9.75%(1) and a volatility of 17.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNASDAQ-100 from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP UltraNASDAQ-100	13.60%	29.57%	14.80%
NASDAQ-100 Index	9.75%	17.09%	11.82%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraNASDAQ-100	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	16%
Swap Agreements	122%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.9%
Alphabet, Inc.	5.7%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.7%
Facebook, Inc.	2.8%

NASDAQ-100 Index — Composition

% of Index
Information Technology	55%
Consumer Discretionary	21%
Health Care	15%
Consumer Staples	7%
Industrials	1%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 179

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (61.7%)

	Shares	Value
Activision Blizzard, Inc. (Software)	6,556	$253,783
Adobe Systems, Inc.* (Software)	4,488	421,603
Akamai Technologies, Inc.* (Internet Software & Services)	1,584	83,366
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,024	386,078
Alphabet, Inc.*—Class A (Internet Software & Services)	2,596	2,019,714
Alphabet, Inc.*—Class C (Internet Software & Services)	3,080	2,337,351
Amazon.com, Inc.* (Internet & Catalog Retail)	4,180	2,825,219
American Airlines Group, Inc. (Airlines)	5,632	238,515
Amgen, Inc. (Biotechnology)	6,776	1,099,948
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,816	155,781
Apple, Inc. (Technology Hardware, Storage & Peripherals)	49,940	5,256,685
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	10,736	200,441
Autodesk, Inc.* (Software)	2,024	123,322
Automatic Data Processing, Inc. (IT Services)	4,136	350,402
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	2,464	357,650
Baidu, Inc.*ADR (Internet Software & Services)	2,464	465,795
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,496	72,182
Biogen, Inc.* (Biotechnology)	1,980	606,573
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,452	152,112
CA, Inc. (Software)	3,916	111,841
Celgene Corp.* (Biotechnology)	7,040	843,110
Cerner Corp.* (Health Care Technology)	3,080	185,324
Charter Communications, Inc.*—Class A (Media)	1,012	185,297
Check Point Software Technologies, Ltd.* (Software)	1,628	132,487
Cisco Systems, Inc. (Communications Equipment)	45,496	1,235,444
Citrix Systems, Inc.* (Software)	1,364	103,187
Cognizant Technology Solutions Corp.* (IT Services)	5,456	327,469
Comcast Corp.—Class A (Media)	21,868	1,234,010
Costco Wholesale Corp. (Food & Staples Retailing)	3,916	632,434
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	2,816	130,465
Discovery Communications, Inc.*—Class A (Media)	1,320	35,218
Discovery Communications, Inc.*—Class C (Media)	2,464	62,142
DISH Network Corp.*—Class A (Media)	2,024	115,732
Dollar Tree, Inc.* (Multiline Retail)	2,112	163,089
eBay, Inc.* (Internet Software & Services)	10,736	295,025
Electronic Arts, Inc.* (Software)	2,772	190,492
Endo International PLC* (Pharmaceuticals)	2,024	123,909
Expedia, Inc. (Internet & Catalog Retail)	1,056	131,261
Express Scripts Holding Co.* (Health Care Providers & Services)	6,072	530,754
Facebook, Inc.*—Class A (Internet Software & Services)	20,328	2,127,529
Fastenal Co. (Trading Companies & Distributors)	2,596	105,969
Fiserv, Inc.* (IT Services)	2,068	189,139
Gilead Sciences, Inc. (Biotechnology)	12,892	1,304,542
Henry Schein, Inc.* (Health Care Providers & Services)	748	118,326
Illumina, Inc.* (Life Sciences Tools & Services)	1,320	253,367
Incyte Corp.* (Biotechnology)	1,672	181,328
Intel Corp. (Semiconductors & Semiconductor Equipment)	42,284	1,456,685
Intuit, Inc. (Software)	2,376	229,284
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	352	192,248
JD.com, Inc.*ADR (Internet & Catalog Retail)	7,832	252,699
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,408	97,645
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,408	111,823
Liberty Global PLC*—Class A (Media)	2,244	95,056
Liberty Global PLC*—Class C (Media)	5,280	215,266
Liberty Interactive Corp.* (Internet & Catalog Retail)	4,180	114,198
Liberty Media Corp.* (Media)	924	36,267
Liberty Media Corp.*—Class C (Media)	1,980	75,398
Liberty Ventures* (Internet & Catalog Retail)	1,188	53,591
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	2,156	91,565
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,288	153,388
Mattel, Inc. (Leisure Products)	3,036	82,488
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,552	96,976
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	9,724	137,692
Microsoft Corp. (Software)	71,544	3,969,260
Mondelez International, Inc.—Class A (Food Products)	14,256	639,239
Monster Beverage Corp.* (Beverages)	1,804	268,724
Mylan N.V.* (Pharmaceuticals)	4,400	237,908
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,640	70,039
Netflix, Inc.* (Internet & Catalog Retail)	3,828	437,847
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,068	121,185
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,840	159,526
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,244	189,057
O’Reilly Automotive, Inc.* (Specialty Retail)	880	223,010
PACCAR, Inc. (Machinery)	3,168	150,163
Paychex, Inc. (IT Services)	3,212	169,883
PayPal Holdings, Inc.* (IT Services)	10,956	396,607
QUALCOMM, Inc. (Communications Equipment)	13,464	672,998
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	924	501,612
Ross Stores, Inc. (Specialty Retail)	3,652	196,514
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	1,804	137,087
SBA Communications Corp.*—Class A (Wireless Telecommunication Services)	1,144	120,200

See accompanying notes to financial statements.

180 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,684	$98,395
Sirius XM Holdings, Inc.* (Media)	46,684	190,004
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,716	131,840
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,288	797,678
Stericycle, Inc.* (Commercial Services & Supplies)	748	90,209
Symantec Corp. (Software)	6,072	127,512
Tesla Motors, Inc.* (Automobiles)	1,188	285,132
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,108	499,209
The Kraft Heinz Co. (Food Products)	10,868	790,756
The Priceline Group, Inc.* (Internet & Catalog Retail)	440	560,978
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,304	285,732
Tractor Supply Co. (Specialty Retail)	1,188	101,574
TripAdvisor, Inc.* (Internet & Catalog Retail)	1,188	101,277
Twenty-First Century Fox, Inc.—Class A (Media)	10,472	284,420
Twenty-First Century Fox, Inc.—Class B (Media)	7,172	195,294
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	572	105,820
Verisk Analytics, Inc.*—Class A (Professional Services)	1,496	115,012
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,200	276,826
Viacom, Inc.—Class B (Media)	3,124	128,584
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,564	114,975
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	9,372	798,072
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,068	124,183
Whole Foods Market, Inc. (Food & Staples Retailing)	3,036	101,706
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,288	107,467
Yahoo!, Inc.* (Internet Software & Services)	8,448	280,980
TOTAL COMMON STOCKS (Cost $26,615,865)		47,302,173

Repurchase Agreements(a)(b) (26.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $20,665,473	$20,665,000	$20,665,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,665,000)		20,665,000
TOTAL INVESTMENT SECURITIES (Cost $47,280,865)—88.6%		67,967,173
Net other assets (liabilities)—11.4%		8,717,029
NET ASSETS—100.0%		$76,684,202

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $10,393,000.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	136	3/21/16	$12,473,240	$(66,214)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/16	0.89%	$23,371,817	$(77,431)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	1/27/16	0.69%	21,529,549	(177,574)
				44,901,366	(255,005)
NASDAQ-100 Index	UBS AG	1/27/16	0.74%	39,991,451	(252,178)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	1/27/16	0.69%	8,522,805	5,904
				48,514,256	(246,274)
				$93,415,622	$(501,279)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 181

ProFund VP UltraNASDAQ-100 invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Airlines	$238,515	0.4%
Automobiles	285,132	0.4%
Beverages	268,724	0.4%
Biotechnology	5,352,129	7.0%
Commercial Services & Supplies	90,209	0.1%
Communications Equipment	1,908,442	2.5%
Food & Staples Retailing	1,532,212	1.9%
Food Products	1,429,995	1.9%
Health Care Equipment & Supplies	192,248	0.3%
Health Care Providers & Services	649,080	0.8%
Health Care Technology	185,324	0.2%
Hotels, Restaurants & Leisure	1,072,251	1.4%
Internet & Catalog Retail	4,607,535	6.0%
Internet Software & Services	7,609,760	10.0%
IT Services	1,433,500	1.9%
Leisure Products	82,488	0.1%
Life Sciences Tools & Services	253,367	0.3%
Machinery	150,163	0.2%
Media	2,852,688	3.7%
Multiline Retail	163,089	0.2%
Pharmaceuticals	361,817	0.5%
Professional Services	115,012	0.1%
Semiconductors & Semiconductor Equipment	3,793,357	4.9%
Software	5,662,771	7.4%
Specialty Retail	699,100	0.9%
Technology Hardware, Storage & Peripherals	5,686,389	7.4%
Trading Companies & Distributors	105,969	0.1%
Wireless Telecommunication Services	520,907	0.7%
Other**	29,382,029	38.3%
Total	$76,684,202	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

182 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$47,280,865
Securities, at value	47,302,173
Repurchase agreements, at value	20,665,000
Total Investment Securities, at value	67,967,173
Cash	905
Segregated cash balances with brokers	656,880
Segregated cash balances with custodian	904
Dividends and interest receivable	19,699
Receivable for capital shares issued	9,842,752
Prepaid expenses	332
TOTAL ASSETS	78,488,645

LIABILITIES:
Payable for capital shares redeemed	989,024
Unrealized loss on swap agreements	501,279
Variation margin on futures contracts	162,520
Advisory fees payable	35,589
Management services fees payable	4,745
Administration fees payable	2,467
Administrative services fees payable	27,900
Distribution fees payable	25,646
Trustee fees payable	9
Transfer agency fees payable	7,283
Fund accounting fees payable	2,909
Compliance services fees payable	379
Other accrued expenses	44,693
TOTAL LIABILITIES	1,804,443
NET ASSETS	$76,684,202

NET ASSETS CONSIST OF:
Capital	$55,281,897
Accumulated net investment income (loss)	737
Accumulated net realized gains (losses) on investments	1,282,753
Net unrealized appreciation (depreciation) on investments	20,118,815
NET ASSETS	$76,684,202

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,100,362
Net Asset Value (offering and redemption price per share)	$69.69

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$680,985
Interest	14,488
TOTAL INVESTMENT INCOME	695,473

EXPENSES:
Advisory fees	588,504
Management services fees	78,467
Administration fees	28,173
Transfer agency fees	40,620
Administrative services fees	216,319
Distribution fees	196,168
Custody fees	12,003
Fund accounting fees	36,750
Trustee fees	1,781
Compliance services fees	966
Other fees	128,491
Recoupment of prior expenses reduced by the Advisor	12,000
Total Gross Expenses before reductions	1,340,242
Expenses reduced and reimbursed by the Advisor	(21,992)
TOTAL NET EXPENSES	1,318,250
NET INVESTMENT INCOME (LOSS)	(622,777)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,784,118
Net realized gains (losses) on futures contracts	1,021,958
Net realized gains (losses) on swap agreements	5,909,643
Change in net unrealized appreciation/depreciation on investments	1,497,722
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,213,441

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,590,664

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 183

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(622,777)	$(470,066)
Net realized gains (losses) on investments	8,715,719	13,110,002
Change in net unrealized appreciation/depreciation on investments	1,497,722	3,947,846
Change in net assets resulting from operations	9,590,664	16,587,782

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(9,693,982)	—
Change in net assets resulting from distributions	(9,693,982)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,079,102,574	1,097,911,008
Distributions reinvested	9,693,982	—
Value of shares redeemed	(1,117,274,261)	(1,074,171,727)
Change in net assets resulting from capital transactions	(28,477,705)	23,739,281
Change in net assets	(28,581,023)	40,327,063

NET ASSETS:
Beginning of period	105,265,225	64,938,162
End of period	$76,684,202	$105,265,225
Accumulated net investment income (loss)	$737	$2,565

SHARE TRANSACTIONS:
Issued	15,701,136	18,661,175
Reinvested	146,812	—
Redeemed	(16,252,034)	(18,417,457)
Change in shares	(404,086)	243,718

See accompanying notes to financial statements.

184 :: ProFund VP UltraNASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$69.97	$51.51	$28.77	$21.51	$21.77

Investment Activities:
Net investment income (loss)(a)	(0.55)	(0.42)	(0.33)	(0.23)	(0.28)
Net realized and unrealized gains (losses) on investments	9.55	18.88	23.07	7.49	0.02
Total income (loss) from investment activities	9.00	18.46	22.74	7.26	(0.26)

Distributions to Shareholders From:
Net realized gains on investments	(9.28)	—	—	—	—

Net Asset Value, End of Period	$69.69	$69.97	$51.51	$28.77	$21.51

Total Return	13.60%	35.84%	79.04%	33.75%	(1.19)%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.72%	1.72%	1.82%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.79)%	(0.72)%	(0.88)%	(0.79)%	(1.25)%

Supplemental Data:
Net assets, end of period (000’s)	$76,684	$105,265	$64,938	$29,454	$34,817
Portfolio turnover rate(b)	58%	77%	27%	36%	24%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Bear :: 185

ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -4.92%. For the same period, the Index had a total return of 1.38%(1) and a volatility of 15.51%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Bear	-4.92%	-14.57%	-9.93%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bear	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	22%
Financials	16%
Health Care	15%
Consumer Discretionary	13%
Consumer Staples	10%
Industrials	10%
Energy	6%
Utilities	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

186 :: ProFund VP Bear :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (119.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $9,269,212	$9,269,000	$9,269,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,269,000)		9,269,000
TOTAL INVESTMENT SECURITIES (Cost $9,269,000)—119.7%		9,269,000
Net other assets (liabilities)—(19.7)%		(1,524,449)
NET ASSETS—100.0%		$7,744,551

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $1,461,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	3/21/16	$1,220,700	$(488)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	1/27/16	(0.54)%	$(4,692,045)	$27,610
S&P 500	UBS AG	1/27/16	(0.44)%	(1,808,977)	5,324
				$(6,501,022)	$32,934

^  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 187

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$9,269,000
Repurchase agreements, at value	9,269,000
Total Investment Securities, at value	9,269,000
Cash	193
Segregated cash balances with brokers	60,180
Interest receivable	53
Unrealized gain on swap agreements	32,934
Variation margin on futures contracts	12,600
Prepaid expenses	677
TOTAL ASSETS	9,375,637

LIABILITIES:
Payable for capital shares redeemed	1,605,995
Advisory fees payable	8,389
Management services fees payable	1,118
Administration fees payable	258
Administrative services fees payable	3,884
Distribution fees payable	4,503
Transfer agency fees payable	850
Fund accounting fees payable	304
Compliance services fees payable	55
Other accrued expenses	5,730
TOTAL LIABILITIES	1,631,086
NET ASSETS	$7,744,551

NET ASSETS CONSIST OF:
Capital	$62,602,924
Accumulated net realized gains (losses) on investments	(54,890,819)
Net unrealized appreciation (depreciation) on investments	32,446
NET ASSETS	$7,744,551

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	835,106
Net Asset Value (offering and redemption price per share)	$9.27

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$4,297

EXPENSES:
Advisory fees	71,693
Management services fees	9,559
Administration fees	3,582
Transfer agency fees	5,212
Administrative services fees	26,274
Distribution fees	23,898
Custody fees	3,172
Fund accounting fees	4,560
Trustee fees	201
Compliance services fees	102
Other fees	9,187
Recoupment of prior expenses reduced by the Advisor	3,500
Total Gross Expenses before reductions	160,940
Expenses reduced and reimbursed by the Advisor	(347)
TOTAL NET EXPENSES	160,593
NET INVESTMENT INCOME (LOSS)	(156,296)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(29,302)
Net realized gains (losses) on swap agreements	(1,307,354)
Change in net unrealized appreciation/depreciation on investments	(60,522)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,397,178)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,553,474)

See accompanying notes to financial statements.

188 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(156,296)	$(185,347)
Net realized gains (losses) on investments	(1,336,656)	(2,330,844)
Change in net unrealized appreciation/depreciation on investments	(60,522)	262,262
Change in net assets resulting from operations	(1,553,474)	(2,253,929)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	199,181,189	116,059,477
Value of shares redeemed	(198,470,877)	(119,891,988)
Change in net assets resulting from capital transactions	710,312	(3,832,511)
Change in net assets	(843,162)	(6,086,440)

NET ASSETS:
Beginning of period	8,587,713	14,674,153
End of period	$7,744,551	$8,587,713

SHARE TRANSACTIONS:
Issued	20,845,292	10,903,951
Redeemed	(20,890,850)	(11,314,244)
Change in shares	(45,558)	(410,293)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bear :: 189

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$9.75	$11.37	$15.48	$18.56	$20.37

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.18)	(0.22)	(0.26)	(0.32)
Net realized and unrealized gains (losses) on investments	(0.33)	(1.44)	(3.89)	(2.82)	(1.49)
Total income (loss) from investment activities	(0.48)	(1.62)	(4.11)	(3.08)	(1.81)

Net Asset Value, End of Period	$9.27	$9.75	$11.37	$15.48	$18.56

Total Return	(4.92)%	(14.25)%	(26.55)%	(16.59)%	(8.89)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.76%	1.74%	1.78%	1.71%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.63)%	(1.66)%	(1.65)%	(1.58)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$7,745	$8,588	$14,674	$13,010	$22,381
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

190 :: ProFund VP Short Mid-Cap :: Management Discussion of Fund Performance

ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -1.70%. For the same period, the Index had a total return of -2.18%(1) and a volatility of 14.94%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Short Mid-Cap	-1.70%	-14.28%	-12.15%
S&P MidCap 400	-2.18%	10.68%	8.18%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Mid-Cap	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	27%
Information Technology	17%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Materials	6%
Utilities	5%
Consumer Staples	4%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Mid-Cap :: 191

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (100.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $550,013	$550,000	$550,000
TOTAL REPURCHASE AGREEMENTS (Cost $550,000)		550,000
TOTAL INVESTMENT SECURITIES (Cost $550,000)—100.5%		550,000
Net other assets (liabilities)—(0.5)%		(2,747)
NET ASSETS—100.0%		$547,253

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $134,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	1/27/16	(0.34)%	$(35,342)	$233
S&P MidCap 400	UBS AG	1/27/16	(0.29)%	(510,360)	(5,649)
				$(545,702)	$(5,416)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

192 :: ProFund VP Short Mid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$550,000
Repurchase agreements, at value	550,000
Total Investment Securities, at value	550,000
Cash	780
Interest receivable	3
Unrealized gain on swap agreements	233
Receivable for capital shares issued	4,594
Prepaid expenses	55
TOTAL ASSETS	555,665

LIABILITIES:
Unrealized loss on swap agreements	5,649
Advisory fees payable	1,234
Management services fees payable	165
Administration fees payable	17
Administrative services fees payable	136
Distribution fees payable	352
Transfer agency fees payable	63
Fund accounting fees payable	20
Compliance services fees payable	5
Other accrued expenses	771
TOTAL LIABILITIES	8,412
NET ASSETS	$547,253

NET ASSETS CONSIST OF:
Capital	$2,649,648
Accumulated net realized gains (losses) on investments	(2,096,979)
Net unrealized appreciation (depreciation) on investments	(5,416)
NET ASSETS	$547,253

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	79,074
Net Asset Value (offering and redemption price per share)	$6.92

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$386

EXPENSES:
Advisory fees	6,635
Management services fees	885
Administration fees	343
Transfer agency fees	499
Administrative services fees	1,555
Distribution fees	2,211
Custody fees	1,827
Fund accounting fees	428
Trustee fees	20
Compliance services fees	8
Other fees	892
Recoupment of prior expenses reduced by the Advisor	1,000
Total Gross Expenses before reductions	16,303
Expenses reduced and reimbursed by the Advisor	(1,442)
TOTAL NET EXPENSES	14,861
NET INVESTMENT INCOME (LOSS)	(14,475)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	91,527
Change in net unrealized appreciation/depreciation on investments	(13,331)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	78,196

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$63,721

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 193

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(14,475)	$(13,714)
Net realized gains (losses) on investments	91,527	(182,288)
Change in net unrealized appreciation/depreciation on investments	(13,331)	28,721
Change in net assets resulting from operations	63,721	(167,281)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	71,345,621	41,088,148
Value of shares redeemed	(71,409,705)	(40,798,936)
Change in net assets resulting from capital transactions	(64,084)	289,212
Change in net assets	(363)	121,931

NET ASSETS:
Beginning of period	547,616	425,685
End of period	$547,253	$547,616

SHARE TRANSACTIONS:
Issued	10,607,569	5,455,980
Redeemed	(10,606,303)	(5,431,213)
Change in shares	1,266	24,767

See accompanying notes to financial statements.

194 :: ProFund VP Short Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$7.04		$8.03	$11.12	$13.72	$14.95

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.13)	(0.15)	(0.19)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.01	)(b)	(0.86)	(2.94)	(2.41)	(1.00)
Total income (loss) from investment activities	(0.12)		(0.99)	(3.09)	(2.60)	(1.23)

Net Asset Value, End of Period	$6.92		$7.04	$8.03	$11.12	$13.72

Total Return	(1.70)%		(12.44)%	(27.70)%	(18.95)%	(8.23)%

Ratios to Average Net Assets:
Gross expenses	1.84%		2.51%	2.06%	1.95%	1.84%
Net expenses	1.68%		1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(1.64)%		(1.66)%	(1.65)%	(1.58)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$547		$548	$426	$1,050	$2,622
Portfolio turnover rate(c)	—		—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Small-Cap :: 195

ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -0.82%. For the same period, the Index had a total return of -4.41%(1) and a volatility of 16.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Short Small-Cap	-0.82%	-14.54%	-12.92%
Russell 2000 Index	-4.41%	9.19%	6.80%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Small-Cap	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(91)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	25%
Information Technology	18%
Health Care	17%
Consumer Discretionary	13%
Industrials	12%
Utilities	4%
Materials	4%
Consumer Staples	3%
Energy	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

196 :: ProFund VP Short Small-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (68.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $1,599,037	$1,599,000	$1,599,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,599,000)		1,599,000
TOTAL INVESTMENT SECURITIES (Cost $1,599,000)—68.3%		1,599,000
Net other assets (liabilities)—31.7%		743,242
NET ASSETS—100.0%		$2,342,242

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $307,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	3/21/16	$226,080	$1,356

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	1/27/16	0.21%	$(973,806)	$1,656
Russell 2000 Index	UBS AG	1/27/16	0.21%	(1,151,256)	(18,975)
				$(2,125,062)	$(17,319)

^  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 197

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$1,599,000
Repurchase agreements, at value	1,599,000
Total Investment Securities, at value	1,599,000
Cash	154
Segregated cash balances with brokers	10,400
Interest receivable	9
Unrealized gain on swap agreements	1,656
Receivable for capital shares issued	754,992
Variation margin on futures contracts	2,920
Prepaid expenses	9
TOTAL ASSETS	2,369,140

LIABILITIES:
Payable for capital shares redeemed	353
Unrealized loss on swap agreements	18,975
Advisory fees payable	1,606
Management services fees payable	214
Administration fees payable	65
Administrative services fees payable	952
Distribution fees payable	1,302
Transfer agency fees payable	226
Fund accounting fees payable	77
Compliance services fees payable	15
Other accrued expenses	3,113
TOTAL LIABILITIES	26,898
NET ASSETS	$2,342,242

NET ASSETS CONSIST OF:
Capital	$6,125,474
Accumulated net realized gains (losses) on investments	(3,767,269)
Net unrealized appreciation (depreciation) on investments	(15,963)
NET ASSETS	$2,342,242

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	121,304
Net Asset Value (offering and redemption price per share)	$19.31

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$1,314

EXPENSES:
Advisory fees	22,506
Management services fees	3,001
Administration fees	1,115
Transfer agency fees	1,615
Administrative services fees	6,462
Distribution fees	7,502
Custody fees	2,256
Fund accounting fees	1,400
Trustee fees	68
Compliance services fees	33
Printing fees	2,754
Other fees	3,500
Total Gross Expenses before reductions	52,212
Expenses reduced and reimbursed by the Advisor	(1,797)
TOTAL NET EXPENSES	50,415
NET INVESTMENT INCOME (LOSS)	(49,101)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	16,970
Net realized gains (losses) on swap agreements	136,386
Change in net unrealized appreciation/depreciation on investments	(19,591)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	133,765

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$84,664

See accompanying notes to financial statements.

198 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(49,101)	$(51,059)
Net realized gains (losses) on investments	153,356	(405,704)
Change in net unrealized appreciation/depreciation on investments	(19,591)	26,152
Change in net assets resulting from operations	84,664	(430,611)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	138,375,354	99,095,412
Value of shares redeemed	(137,973,637)	(98,866,304)
Change in net assets resulting from capital transactions	401,717	229,108
Change in net assets	486,381	(201,503)

NET ASSETS:
Beginning of period	1,855,861	2,057,364
End of period	$2,342,242	$1,855,861

SHARE TRANSACTIONS:
Issued	7,370,773	4,696,401	(a)
Redeemed	(7,344,806)	(4,696,938	)(a)
Change in shares	25,967	(537)

(a)  As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 199

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)
Net Asset Value, Beginning of Period	$19.47	$21.45	$31.20	$38.50	$42.35

Investment Activities:
Net investment income (loss)(b)	(0.31)	(0.35)	(0.45)	(0.55)	(0.65)
Net realized and unrealized gains (losses) on investments	0.15	(1.63)	(9.30)	(6.75)	(3.20)
Total income (loss) from investment activities	(0.16)	(1.98)	(9.75)	(7.30)	(3.85)

Net Asset Value, End of Period	$19.31	$19.47	$21.45	$31.20	$38.50

Total Return	(0.82)%	(9.23)%	(31.25)%	(18.96)%	(9.09)%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.96%	1.83%	1.87%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.64)%	(1.66)%	(1.65)%	(1.58)%	(1.66)%

Supplemental Data:
Net assets, end of period (000’s)	$2,342	$1,856	$2,057	$4,404	$6,022
Portfolio turnover rate(c)	—	—	—	—	—

(a)  As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

200 :: ProFund VP Short Dow 30 :: Management Discussion of Fund Performance

ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -4.44%. For the same period, the Index had a total return of 0.21%(1) and a volatility of 15.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. (2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from May 1, 2006 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Since Inception
ProFund VP Short Dow 30	-4.44%	-14.56%	-11.56%
Dow Jones Industrial Average	0.21%	11.30%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Dow 30	1.86%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Information Technology	17%
Financials	17%
Consumer Discretionary	16%
Health Care	12%
Consumer Staples	7%
Energy	7%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Dow 30 :: 201

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (96.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $28,001	$28,000	$28,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000
TOTAL INVESTMENT SECURITIES (Cost $28,000)—96.9%		28,000
Net other assets (liabilities)—3.1%		897
NET ASSETS—100.0%		$28,897

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $25,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	1/27/16	(0.69)%	$(11,350)	$68
Dow Jones Industrial Average	UBS AG	1/27/16	(0.49)%	(17,301)	96
				$(28,651)	$164

^  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

202 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$28,000
Repurchase agreements, at value	28,000
Total Investment Securities, at value	28,000
Cash	949
Unrealized gain on swap agreements	164
TOTAL ASSETS	29,113

LIABILITIES:
Advisory fees payable	10
Management services fees payable	1
Administration fees payable	1
Administrative services fees payable	13
Distribution fees payable	18
Transfer agency fees payable	3
Fund accounting fees payable	1
Other accrued expenses	169
TOTAL LIABILITIES	216
NET ASSETS	$28,897

NET ASSETS CONSIST OF:
Capital	$69,885
Accumulated net realized gains (losses) on investments	(41,152)
Net unrealized appreciation (depreciation) on investments	164
NET ASSETS	$28,897

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,720
Net Asset Value (offering and redemption price per share)	$16.80

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$17

EXPENSES:
Advisory fees	375
Management services fees	50
Administration fees	18
Transfer agency fees	27
Administrative services fees	53
Distribution fees	125
Custody fees	1,533
Fund accounting fees	24
Trustee fees	1
Compliance services fees	1
Printing fees	153
Other fees	38
Total Gross Expenses before reductions	2,398
Expenses reduced and reimbursed by the Advisor	(1,559)
TOTAL NET EXPENSES	839
NET INVESTMENT INCOME (LOSS)	(822)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	24,830
Change in net unrealized appreciation/depreciation on investments	(741)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	24,089

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,267

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 203

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(822)	$(999)
Net realized gains (losses) on investments	24,830	(8,268)
Change in net unrealized appreciation/depreciation on investments	(741)	1,175
Change in net assets resulting from operations	23,267	(8,092)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,700,776	367,984
Value of shares redeemed	(2,771,793)	(328,676)
Change in net assets resulting from capital transactions	(71,017)	39,308
Change in net assets	(47,750)	31,216

NET ASSETS:
Beginning of period	76,647	45,431
End of period	$28,897	$76,647

SHARE TRANSACTIONS:
Issued	160,047	18,909	(a)
Redeemed	(162,686)	(16,839	)(a)
Change in shares	(2,639)	2,070

(a)  As described in Note 10, share amounts have been adjusted for 1:6 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

204 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)
Net Asset Value, Beginning of Period	$17.58		$19.86	$28.02	$32.04	$36.90

Investment Activities:
Net investment income (loss)(b)	(0.28)		(0.32)	(0.36)	(0.48)	(0.54)
Net realized and unrealized gains (losses) on investments	(0.50	)(c)	(1.96)	(7.80)	(3.54)	(4.32)
Total income (loss) from investment activities	(0.78)		(2.28)	(8.16)	(4.02)	(4.86)

Net Asset Value, End of Period	$16.80		$17.58	$19.86	$28.02	$32.04

Total Return	(4.44)%		(11.48)%	(29.12)%	(12.55)%	(13.17)%

Ratios to Average Net Assets:
Gross expenses	4.80%		12.33%	6.85%	5.27%	5.03%
Net expenses	1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.64)%		(1.66)%	(1.66)%	(1.58)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$29		$77	$45	$56	$84
Portfolio turnover rate(d)	—		—	—	—	—

(a)         As described in Note 10, adjusted for 1:6 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short NASDAQ-100 :: 205

ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -13.04%. For the same period, the Index had a total return of 9.75%(1) and a volatility of 17.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Short NASDAQ-100	-13.04%	-18.49%	-14.15%
NASDAQ-100 Index	9.75%	17.09%	11.82%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short NASDAQ-100	1.72%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(93)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	55%
Consumer Discretionary	21%
Health Care	15%
Consumer Staples	7%
Industrials	1%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

206 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $2,801,064	$2,801,000	$2,801,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,801,000)		2,801,000
TOTAL INVESTMENT SECURITIES (Cost $2,801,000)—99.6%		2,801,000
Net other assets (liabilities)—0.4%		9,935
NET ASSETS—100.0%		$2,810,935

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $619,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	2	3/21/16	$183,430	$966

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/16	(0.59)%	$(1,043,109)	$7,347
NASDAQ-100 Index	UBS AG	1/27/16	(0.49)%	(1,575,000)	8,164
				$(2,618,109)	$15,511

^  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 207

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$2,801,000
Repurchase agreements, at value	2,801,000
Total Investment Securities, at value	2,801,000
Cash	685
Segregated cash balances with brokers	9,700
Segregated cash balances with custodian	600
Interest receivable	16
Unrealized gain on swap agreements	15,511
Receivable for capital shares issued	41,784
Variation margin on futures contracts	2,390
Prepaid expenses	13
TOTAL ASSETS	2,871,699

LIABILITIES:
Payable for capital shares redeemed	45,722
Advisory fees payable	2,931
Management services fees payable	391
Administration fees payable	131
Administrative services fees payable	2,861
Distribution fees payable	3,121
Transfer agency fees payable	443
Fund accounting fees payable	154
Compliance services fees payable	27
Other accrued expenses	4,983
TOTAL LIABILITIES	60,764
NET ASSETS	$2,810,935

NET ASSETS CONSIST OF:
Capital	$12,507,951
Accumulated net realized gains (losses) on investments	(9,713,493)
Net unrealized appreciation (depreciation) on investments	16,477
NET ASSETS	$2,810,935

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	165,302
Net Asset Value (offering and redemption price per share)	$17.00

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$2,067

EXPENSES:
Advisory fees	33,615
Management services fees	4,482
Administration fees	1,690
Transfer agency fees	2,451
Administrative services fees	11,748
Distribution fees	11,205
Custody fees	3,071
Fund accounting fees	2,102
Trustee fees	98
Compliance services fees	49
Printing fees	4,162
Other fees	4,520
Total Gross Expenses before reductions	79,193
Expenses reduced and reimbursed by the Advisor	(3,896)
TOTAL NET EXPENSES	75,297
NET INVESTMENT INCOME (LOSS)	(73,230)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(33,780)
Net realized gains (losses) on swap agreements	(1,627,426)
Change in net unrealized appreciation/depreciation on investments	(16,651)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,677,857)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,751,087)

See accompanying notes to financial statements.

208 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(73,230)	$(68,626)
Net realized gains (losses) on investments	(1,661,206)	(1,283,673)
Change in net unrealized appreciation/depreciation on investments	(16,651)	66,828
Change in net assets resulting from operations	(1,751,087)	(1,285,471)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	139,800,308	89,281,502
Value of shares redeemed	(138,032,214)	(88,454,395)
Change in net assets resulting from capital transactions	1,768,094	827,107
Change in net assets	17,007	(458,364)

NET ASSETS:
Beginning of period	2,793,928	3,252,292
End of period	$2,810,935	$2,793,928

SHARE TRANSACTIONS:
Issued	7,712,970	3,998,532	(a)
Redeemed	(7,690,578)	(3,989,782	)(a)
Change in shares	22,392	8,750

(a)         As described in Note 10, share amount have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short NASDAQ-100 :: 209

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)
Net Asset Value, Beginning of Period	$19.55	$24.25	$34.35	$42.30	$47.25

Investment Activities:
Net investment income (loss)(b)	(0.29)	(0.37)	(0.50)	(0.55)	(0.75)
Net realized and unrealized gains (losses) on investments	(2.26)	(4.33)	(9.60)	(7.40)	(4.20)
Total income (loss) from investment activities	(2.55)	(4.70)	(10.10)	(7.95)	(4.95)

Net Asset Value, End of Period	$17.00	$19.55	$24.25	$34.35	$42.30

Total Return	(13.04)%	(19.38)%	(29.40)%	(18.79)%	(10.48)%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.99%	1.82%	1.89%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.64)%	(1.66)%	(1.65)%	(1.58)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$2,811	$2,794	$3,252	$7,521	$11,135
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, share amount have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

210 :: ProFund VP Short International :: Management Discussion of Fund Performance

ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -3.78%. For the same period, the Index had a total return of -0.81%(1) and a volatility of 13.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Since Inception
ProFund VP Short International	-3.78%	-8.68%	-7.73%
MSCI EAFE Index	-0.81%	3.60%	-0.08%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short International	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Industry Breakdown
Financials	25%
Consumer Discretionary	13%
Industrials	13%
Health Care	12%
Consumer Staples	12%
Materials	6%
Information Technology	5%
Telecommunication Services	5%
Energy	5%
Utilities	4%
Country Composition
Japan	23%
United Kingdom	19%
France	10%
Switzerland	9%
Germany	9%
Other	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)     The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)     1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short International :: 211

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (134.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $1,647,038	$1,647,000	$1,647,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,647,000)		1,647,000
TOTAL INVESTMENT SECURITIES (Cost $1,647,000)—134.1%		1,647,000
Net other assets (liabilities)—(34.1)%		(418,807)
NET ASSETS—100.0%		$1,228,193

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $539,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	1/27/16	0.01%	$(316,255)	$2,855
MSCI EAFE Index	UBS AG	1/27/16	(0.09)%	(900,602)	8,694
				$(1,216,857)	$11,549

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

212 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$1,647,000
Repurchase agreements, at value	1,647,000
Total Investment Securities, at value	1,647,000
Cash	611
Interest receivable	9
Unrealized gain on swap agreements	11,549
Receivable for capital shares issued	4,176
Prepaid expenses	5
TOTAL ASSETS	1,663,350

LIABILITIES:
Payable for capital shares redeemed	427,826
Advisory fees payable	1,788
Management services fees payable	239
Administration fees payable	72
Administrative services fees payable	1,287
Distribution fees payable	1,477
Transfer agency fees payable	234
Fund accounting fees payable	85
Compliance services fees payable	16
Other accrued expenses	2,133
TOTAL LIABILITIES	435,157
NET ASSETS	$1,228,193

NET ASSETS CONSIST OF:
Capital	$2,635,097
Accumulated net realized gains (losses) on investments	(1,418,453)
Net unrealized appreciation (depreciation) on investments	11,549
NET ASSETS	$1,228,193

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	96,547
Net Asset Value (offering and redemption price per share)	$12.72

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$800

EXPENSES:
Advisory fees	13,009
Management services fees	1,734
Administration fees	659
Transfer agency fees	974
Administrative services fees	3,760
Distribution fees	4,336
Custody fees	1,861
Fund accounting fees	846
Trustee fees	39
Compliance services fees	24
Printing fees	1,724
Other fees	942
Total Gross Expenses before reductions	29,908
Expenses reduced and reimbursed by the Advisor	(770)
TOTAL NET EXPENSES	29,138
NET INVESTMENT INCOME (LOSS)	(28,338)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(70,304)
Change in net unrealized appreciation/depreciation on investments	(8,438)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(78,742)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,080)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 213

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(28,338)	$(27,386)
Net realized gains (losses) on investments	(70,304)	1,887
Change in net unrealized appreciation/depreciation on investments	(8,438)	31,800
Change in net assets resulting from operations	(107,080)	6,301

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,793,156	10,690,827
Value of shares redeemed	(16,944,714)	(10,653,048)
Change in net assets resulting from capital transactions	(151,558)	37,779
Change in net assets	(258,638)	44,080

NET ASSETS:
Beginning of period	1,486,831	1,442,751
End of period	$1,228,193	$1,486,831

SHARE TRANSACTIONS:
Issued	1,322,824	824,636
Redeemed	(1,338,773)	(824,288)
Change in shares	(15,949)	348

See accompanying notes to financial statements.

214 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$13.22	$12.86	$16.28	$20.92	$20.55

Investment Activities:
Net investment income (loss)(a)	(0.21)	(0.21)	(0.24)	(0.30)	(0.34)
Net realized and unrealized gains (losses) on investments	(0.29)	0.57	(3.18)	(3.82)	0.71
Total income (loss) from investment activities	(0.50)	0.36	(3.42)	(4.12)	0.37

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(0.52)	—

Net Asset Value, End of Period	$12.72	$13.22	$12.86	$16.28	$20.92

Total Return	(3.78)%	2.80%	(21.01)%	(20.15)%	1.80%

Ratios to Average Net Assets:
Gross expenses	1.72%	2.06%	1.86%	2.00%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.63)%	(1.66)%	(1.65)%	(1.58)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$1,228	$1,487	$1,443	$1,669	$2,746
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Emerging Markets :: 215

ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of 11.52%. For the same period, the Index had a total return of -16.06%(1) and a volatility of 20.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Since Inception
ProFund VP Short Emerging Markets	11.52%	0.77%	-8.70%
BNY Mellon Emerging Markets 50 ADR Index	-16.06%	-6.99%	-3.02%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Emerging Markets	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Industry Breakdown
Information Technology	37%
Telecommunication Services	17%
Financials	15%
Energy	10%
Consumer Discretionary	8%
Consumer Staples	6%
Materials	4%
Utilities	2%
Industrials	1%
Country Composition
China	36%
Taiwan	13%
Brazil	12%
India	11%
Hong Kong	9%
Other	19%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

216 :: ProFund VP Short Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (78.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $4,076,093	$4,076,000	$4,076,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,076,000)		4,076,000
TOTAL INVESTMENT SECURITIES (Cost $4,076,000)—78.2%		4,076,000
Net other assets (liabilities)—21.8%		1,139,468
NET ASSETS—100.0%		$5,215,468

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $844,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	1/27/16	0.11%	$(785,702)	$13,065
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	1/27/16	0.06%	(4,436,637)	49,799
				$(5,222,339)	$62,864

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 217

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$4,076,000
Repurchase agreements, at value	4,076,000
Total Investment Securities, at value	4,076,000
Cash	487
Interest receivable	23
Unrealized gain on swap agreements	62,864
Receivable for capital shares issued	1,089,991
Prepaid expenses	6
TOTAL ASSETS	5,229,371

LIABILITIES:
Payable for capital shares redeemed	55
Advisory fees payable	3,683
Management services fees payable	491
Administration fees payable	107
Administrative services fees payable	2,595
Distribution fees payable	2,969
Transfer agency fees payable	332
Fund accounting fees payable	127
Compliance services fees payable	34
Other accrued expenses	3,510
TOTAL LIABILITIES	13,903
NET ASSETS	$5,215,468

NET ASSETS CONSIST OF:
Capital	$6,094,757
Accumulated net realized gains (losses) on investments	(942,153)
Net unrealized appreciation (depreciation) on investments	62,864
NET ASSETS	$5,215,468

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	371,435
Net Asset Value (offering and redemption price per share)	$14.04

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$1,588

EXPENSES:
Advisory fees	24,450
Management services fees	3,260
Administration fees	1,240
Transfer agency fees	1,816
Administrative services fees	7,013
Distribution fees	8,150
Custody fees	2,131
Fund accounting fees	1,517
Trustee fees	51
Compliance services fees	44
Other fees	5,170
Recoupment of prior expenses reduced by the Advisor	1,000
Total Gross Expenses before reductions	55,842
Expenses reduced and reimbursed by the Advisor	(1,073)
TOTAL NET EXPENSES	54,769
NET INVESTMENT INCOME (LOSS)	(53,181)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(97,828)
Change in net unrealized appreciation/depreciation on investments	53,165
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(44,663)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(97,844)

See accompanying notes to financial statements.

218 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(53,181)	$(24,326)
Net realized gains (losses) on investments	(97,828)	(237,999)
Change in net unrealized appreciation/depreciation on investments	53,165	13,513
Change in net assets resulting from operations	(97,844)	(248,812)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,642,722	16,561,266
Value of shares redeemed	(31,978,045)	(15,818,212)
Change in net assets resulting from capital transactions	3,664,677	743,054
Change in net assets	3,566,833	494,242

NET ASSETS:
Beginning of period	1,648,635	1,154,393
End of period	$5,215,468	$1,648,635

SHARE TRANSACTIONS:
Issued	2,651,123	1,287,531
Redeemed	(2,410,617)	(1,245,615)
Change in shares	240,506	41,916

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$12.59	$12.97	$13.00	$14.95	$13.51

Investment Activities:
Net investment income (loss)(a)	(0.22)	(0.21)	(0.23)	(0.22)	(0.23)
Net realized and unrealized gains (losses) on investments	1.67 (b)	(0.17)	0.20	(1.73)	1.67
Total income (loss) from investment activities	1.45	(0.38)	(0.03)	(1.95)	1.44

Net Asset Value, End of Period	$14.04	$12.59	$12.97	$13.00	$14.95

Total Return	11.52%	(2.93)%	(0.23)%	(13.04)%	10.66%

Ratios to Average Net Assets:
Gross expenses	1.71%	2.18%	1.93%	2.06%	1.93%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.63)%	(1.66)%	(1.66)%	(1.57)%	(1.64)%

Supplemental Data:
Net assets, end of period (000’s)	$5,215	$1,649	$1,154	$1,282	$1,920
Portfolio turnover rate(c)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

220 :: ProFund VP UltraShort Dow 30 :: Management Discussion of Fund Performance

ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -9.23%. For the same period, the Index had a total return of 0.21%(1) and a volatility of 15.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from September 14, 2006 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Since Inception
ProFund VP UltraShort Dow 30	-9.23%	-26.87%	-23.61%
Dow Jones Industrial Average	0.21%	11.30%	7.32%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort Dow 30	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Information Technology	17%
Financials	17%
Consumer Discretionary	16%
Health Care	12%
Consumer Staples	7%
Energy	7%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 221

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (160.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $45,001	$45,000	$45,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,000)		45,000
TOTAL INVESTMENT SECURITIES (Cost $45,000)—160.3%		45,000
Net other assets (liabilities)—(60.3)%		(16,935)
NET ASSETS—100.0%		$28,065

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $31,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	1/27/16	(0.69)%	$(18,195)	$(5,379)
Dow Jones Industrial Average	UBS AG	1/27/16	(0.49)%	(37,724)	(9,678)
				$(55,919)	$(15,057)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

222 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$45,000
Repurchase agreements, at value	45,000
Total Investment Securities, at value	45,000
Cash	175
Receivable for capital shares issued	3,110
TOTAL ASSETS	48,285

LIABILITIES:
Payable for capital shares redeemed	3,141
Unrealized loss on swap agreements	15,057
Advisory fees payable	1,320
Management services fees payable	176
Administration fees payable	2
Administrative services fees payable	20
Distribution fees payable	142
Transfer agency fees payable	11
Fund accounting fees payable	2
Compliance services fees payable	1
Other accrued expenses	348
TOTAL LIABILITIES	20,220
NET ASSETS	$28,065

NET ASSETS CONSIST OF:
Capital	$869,483
Accumulated net realized gains (losses) on investments	(826,361)
Net unrealized appreciation (depreciation) on investments	(15,057)
NET ASSETS	$28,065

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,841
Net Asset Value (offering and redemption price per share)	$15.24

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$184

EXPENSES:
Advisory fees	2,810
Management services fees	375
Administration fees	149
Transfer agency fees	213
Administrative services fees	103
Distribution fees	937
Custody fees	1,956
Fund accounting fees	178
Trustee fees	6
Compliance service fees	3
Other fees	359
Recoupment of prior expenses reduced by the Advisor	1,450
Total Gross Expenses before reductions	8,539
Expenses reduced and reimbursed by the Advisor	(2,244)
TOTAL NET EXPENSES	6,295
NET INVESTMENT INCOME (LOSS)	(6,111)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(2,209)
Net realized gains (losses) on swap agreements	(4,248)
Change in net unrealized appreciation/depreciation on investments	(16,234)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(22,691)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,802)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 223

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(6,111)	$(4,040)
Net realized gains (losses) on investments	(6,457)	(89,739)
Change in net unrealized appreciation/depreciation on investments	(16,234)	3,511
Change in net assets resulting from operations	(28,802)	(90,268)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	55,151,902	27,259,851
Value of shares redeemed	(55,145,218)	(27,310,852)
Change in net assets resulting from capital transactions	6,684	(51,001)
Change in net assets	(22,118)	(141,269)

NET ASSETS:
Beginning of period	50,183	191,452
End of period	$28,065	$50,183

SHARE TRANSACTIONS:
Issued	3,455,925	1,414,012	(a)
Redeemed	(3,457,073)	(1,419,554	)(a)
Change in shares	(1,148)	(5,542)

(a)         As described in Note 10, share amounts have been adjusted for 1:12 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

224 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)
Net Asset Value, Beginning of Period	$16.79	$22.44	$39.84	$52.08	$72.84

Investment Activities:
Net investment income (loss)(b)	(0.26)	(0.32)	(0.48)	(0.72)	(1.08)
Net realized and unrealized gains (losses) on investments	(1.29)	(5.33)	(16.92)	(11.52)	(19.68)
Total income (loss) from investment activities	(1.55)	(5.65)	(17.40)	(12.24)	(20.76)

Net Asset Value, End of Period	$15.24	$16.79	$22.44	$39.84	$52.08

Total Return	(9.23)%	(25.18)%	(43.84)%	(23.27)%	(28.50)%

Ratios to Average Net Assets:
Gross expenses	2.27%	4.08%	3.41%	2.80%	2.10%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(1.63)%	(1.66)%	(1.65)%	(1.58)%	(1.64)%

Supplemental Data:
Net assets, end of period (000’s)	$28	$50	$191	$262	$322
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, share amounts have been adjusted for 1:12 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraShort NASDAQ-100 :: 225

ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2015, the Fund had a total return of -26.26%. For the same period, the Index had a total return of 9.75%(1) and a volatility of 17.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort NASDAQ-100 from September 14, 2006 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Since Inception
ProFund VP UltraShort NASDAQ-100	-26.26%	-34.27%	-31.32%
NASDAQ-100 Index	9.75%	17.09%	12.87%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort NASDAQ-100	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	55%
Consumer Discretionary	21%
Health Care	15%
Consumer Staples	7%
Industrials	1%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

226 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (384.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $2,365,054	$2,365,000	$2,365,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,365,000)		2,365,000
TOTAL INVESTMENT SECURITIES (Cost $2,365,000)—384.5%		2,365,000
Net other assets (liabilities)—(284.5)%(c)		(1,749,990)
NET ASSETS—100.0%		$615,010

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $712,000.

(c)          Amounts includes $1,758,104 of net capital shares payable as of December 31, 2015.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	1/27/16	(0.59)%	$(559,728)	$11,021
NASDAQ-100 Index	UBS AG	1/27/16	(0.49)%	(675,550)	7,521
				$(1,235,278)	$18,542

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 227

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$2,365,000
Repurchase agreements, at value	2,365,000
Total Investment Securities, at value	2,365,000
Cash	185
Interest receivable	14
Unrealized gain on swap agreements	18,542
Prepaid expenses	5
TOTAL ASSETS	2,383,746

LIABILITIES:
Payable for capital shares redeemed	1,758,104
Advisory fees payable	3,627
Management services fees payable	484
Administration fees payable	48
Administrative services fees payable	1,945
Distribution fees payable	2,597
Transfer agency fees payable	310
Fund accounting fees payable	56
Compliance services fees payable	17
Other accrued expenses	1,548
TOTAL LIABILITIES	1,768,736
NET ASSETS	$615,010

NET ASSETS CONSIST OF:
Capital	$5,048,826
Accumulated net realized gains (losses) on investments	(4,452,358)
Net unrealized appreciation (depreciation) on investments	18,542
NET ASSETS	$615,010

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	49,356
Net Asset Value (offering and redemption price per share)	$12.46

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$1,229

EXPENSES:
Advisory fees	20,487
Management services fees	2,732
Administration fees	1,003
Transfer agency fees	1,465
Administrative services fees	4,599
Distribution fees	6,829
Custody fees	2,032
Fund accounting fees	1,228
Trustee fees	59
Compliance services fees	32
Other fees	3,160
Recoupment of prior expenses reduced by the Advisor	3,000
Total Gross Expenses before reductions	46,626
Expenses reduced and reimbursed by the Advisor	(735)
TOTAL NET EXPENSES	45,891
NET INVESTMENT INCOME (LOSS)	(44,662)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(74,333)
Net realized gains (losses) on swap agreements	(843,927)
Change in net unrealized appreciation/depreciation on investments	(2,266)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(920,526)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(965,188)

See accompanying notes to financial statements.

228 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(44,662)	$(21,395)
Net realized gains (losses) on investments	(918,260)	(894,691)
Change in net unrealized appreciation/depreciation on investments	(2,266)	58,290
Change in net assets resulting from operations	(965,188)	(857,796)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	196,501,841	89,513,875
Value of shares redeemed	(195,526,281)	(88,807,878)
Change in net assets resulting from capital transactions	975,560	705,997
Change in net assets	10,372	(151,799)

NET ASSETS:
Beginning of period	604,638	756,437
End of period	$615,010	$604,638

SHARE TRANSACTIONS:
Issued	13,732,825	4,343,289	(a)
Redeemed	(13,719,227)	(4,336,051	)(a)
Change in shares	13,598	7,238

(a)         As described in Note 10, share amounts have been adjusted for 1:14 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort NASDAQ-100 :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)
Net Asset Value, Beginning of Period	$16.91	$26.46	$51.24	$79.10	$101.64

Investment Activities:
Net investment income (loss)(b)	(0.23)	(0.35)	(0.70)	(0.84)	(1.40)
Net realized and unrealized gains (losses) on investments	(4.22)	(9.20)	(24.08)	(27.02)	(21.14)
Total income (loss) from investment activities	(4.45)	(9.55)	(24.78)	(27.86)	(22.54)

Net Asset Value, End of Period	$12.46	$16.91	$26.46	$51.24	$79.10

Total Return	(26.26)%	(35.75)%	(48.63)%	(35.22)%	(22.18)%

Ratios to Average Net Assets:
Gross expenses	1.71%	2.20%	1.97%	2.01%	2.04%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(1.64)%	(1.66)%	(1.65)%	(1.57)%	(1.64)%

Supplemental Data:
Net assets, end of period (000’s)	$615	$605	$756	$1,441	$1,190
Portfolio turnover rate(c)	—	—	—	—	—

(a)         As described in Note 10, share amounts have been adjusted for 1:14 reverse stock split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

230 :: ProFund VP Banks :: Management Discussion of Fund Performance

ProFund VP Banks seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -0.43%. For the same period, the Index had a total return of 1.48%(1) and a volatility of 21.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Banks	-0.43%	7.46%	-4.03%
Dow Jones U.S. Banks Index	1.48%	9.43%	-1.79%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Banks	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	26%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	15.1%
JPMorgan Chase & Co.	14.5%
Bank of America Corp.	10.4%
Citigroup, Inc.	9.2%
U.S. Bancorp	4.2%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	73%
Regional Banks	26%
Thrifts & Mortgage Finance	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Banks :: 231

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (73.7%)

	Shares	Value
Associated Banc-Corp. (Banks)	741	$13,894
BancorpSouth, Inc. (Banks)	444	10,652
Bank of America Corp. (Banks)	52,947	891,098
Bank of Hawaii Corp. (Banks)	230	14,467
Bank of the Ozarks, Inc. (Banks)	418	20,674
BankUnited, Inc. (Banks)	485	17,489
BB&T Corp. (Banks)	3,928	148,518
BOK Financial Corp. (Banks)	57	3,408
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	660	8,290
Cathay General Bancorp (Banks)	372	11,655
Citigroup, Inc. (Banks)	15,143	783,650
Citizens Financial Group, Inc. (Banks)	2,712	71,027
Comerica, Inc. (Banks)	946	39,571
Commerce Bancshares, Inc. (Banks)	438	18,633
Cullen/Frost Bankers, Inc. (Banks)	319	19,140
East West Bancorp, Inc. (Banks)	692	28,760
F.N.B. Corp. (Banks)	936	12,486
Fifth Third Bancorp (Banks)	4,038	81,164
First Financial Bankshares, Inc. (Banks)	299	9,021
First Horizon National Corp. (Banks)	1,220	17,708
First Niagara Financial Group, Inc. (Banks)	1,796	19,487
First Republic Bank (Banks)	681	44,987
FirstMerit Corp. (Banks)	861	16,058
Fulton Financial Corp. (Banks)	925	12,034
Glacier Bancorp, Inc. (Banks)	378	10,028
Hancock Holding Co. (Banks)	388	9,766
Huntington Bancshares, Inc. (Banks)	4,056	44,859
IBERIABANK Corp. (Banks)	155	8,536
International Bancshares Corp. (Banks)	326	8,378
Investors Bancorp, Inc. (Banks)	1,828	22,740
JPMorgan Chase & Co. (Banks)	18,679	1,233,374
KeyCorp (Banks)	4,250	56,058
M&T Bank Corp. (Banks)	816	98,883
MB Financial, Inc. (Banks)	325	10,520
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,487	40,588
PacWest Bancorp (Banks)	558	24,050
People’s United Financial, Inc. (Banks)	1,557	25,146
PNC Financial Services Group, Inc. (Banks)	2,559	243,898
Popular, Inc. (Banks)	485	13,745
PrivateBancorp, Inc. (Banks)	401	16,449
Prosperity Bancshares, Inc. (Banks)	298	14,262
Regions Financial Corp. (Banks)	6,622	63,571
Signature Bank* (Banks)	284	43,557
SunTrust Banks, Inc. (Banks)	2,573	110,227
SVB Financial Group* (Banks)	293	34,838
Synovus Financial Corp. (Banks)	694	22,472
TCF Financial Corp. (Banks)	890	12,567
Texas Capital Bancshares, Inc.* (Banks)	249	12,306
Trustmark Corp. (Banks)	312	7,188
U.S. Bancorp (Banks)	8,400	358,428
UMB Financial Corp. (Banks)	219	10,194
Umpqua Holdings Corp. (Banks)	1,071	17,029
United Bankshares, Inc. (Banks)	290	10,727
Valley National Bancorp (Banks)	1,096	10,796
Washington Federal, Inc. (Thrifts & Mortgage Finance)	509	12,129
Webster Financial Corp. (Banks)	499	18,558
Wells Fargo & Co. (Banks)	23,631	1,284,580
Western Alliance Bancorp* (Banks)	494	17,715
Wintrust Financial Corp. (Banks)	269	13,052
Zions Bancorp (Banks)	1,054	28,774
TOTAL COMMON STOCKS (Cost $3,440,439)		6,283,859

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $12,000	$12,000	$12,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,000)		12,000
TOTAL INVESTMENT SECURITIES (Cost $3,452,439)—73.8%		6,295,859
Net other assets (liabilities)—26.2%		2,236,739
NET ASSETS—100.0%		$8,532,598

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	1/25/16	0.69%	$2,259,729	$(271)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

232 :: ProFund VP Banks :: Financial Statements

ProFund VP Banks invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Banks	$6,222,852	73.0%
Thrifts & Mortgage Finance	61,007	0.7%
Other**	2,248,739	26.3%
Total	$8,532,598	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 233

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$3,452,439
Securities, at value	6,283,859
Repurchase agreements, at value	12,000
Total Investment Securities, at value	6,295,859
Cash	719
Dividends and interest receivable	6,838
Receivable for investments sold	2,332,905
Prepaid expenses	23
TOTAL ASSETS	8,636,344

LIABILITIES:
Payable for capital shares redeemed	82,528
Unrealized loss on swap agreements	271
Advisory fees payable	6,311
Management services fees payable	841
Administration fees payable	302
Administrative services fees payable	3,587
Distribution fees payable	3,444
Transfer agency fees payable	872
Fund accounting fees payable	356
Compliance services fees payable	46
Other accrued expenses	5,188
TOTAL LIABILITIES	103,746
NET ASSETS	$8,532,598

NET ASSETS CONSIST OF:
Capital	$22,820,977
Accumulated net investment income (loss)	15,144
Accumulated net realized gains (losses) on investments	(17,146,672)
Net unrealized appreciation (depreciation) on investments	2,843,149
NET ASSETS	$8,532,598

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	473,498
Net Asset Value (offering and redemption price per share)	$18.02

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$138,018
Interest	15
TOTAL INVESTMENT INCOME	138,033

EXPENSES:
Advisory fees	54,862
Management services fees	7,315
Administration fees	2,741
Transfer agency fees	3,974
Administrative services fees	21,792
Distribution fees	18,287
Custody fees	2,736
Fund accounting fees	3,873
Trustee fees	168
Compliance services fees	91
Other fees	7,991
Total Gross Expenses before reductions	123,830
Expenses reduced and reimbursed by the Advisor	(941)
TOTAL NET EXPENSES	122,889
NET INVESTMENT INCOME (LOSS)	15,144

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	23,305
Net realized gains (losses) on swap agreements	19,202
Change in net unrealized appreciation/depreciation on investments	(610,340)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(567,833)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(552,689)

See accompanying notes to financial statements.

234 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$15,144	$15,650
Net realized gains (losses) on investments	42,507	(290,388)
Change in net unrealized appreciation/depreciation on investments	(610,340)	512,416
Change in net assets resulting from operations	(552,689)	237,678

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,650)	(8,043)
Change in net assets resulting from distributions	(15,650)	(8,043)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,723,178	27,695,829
Distributions reinvested	15,650	8,043
Value of shares redeemed	(26,050,548)	(27,148,794)
Change in net assets resulting from capital transactions	688,280	555,078
Change in net assets	119,941	784,713

NET ASSETS:
Beginning of period	8,412,657	7,627,944
End of period	$8,532,598	$8,412,657
Accumulated net investment income (loss)	$15,144	$15,650

SHARE TRANSACTIONS:
Issued	1,466,208	1,619,297
Reinvested	880	491
Redeemed	(1,457,062)	(1,619,639)
Change in shares	10,026	149

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Banks :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$18.15	$16.46	$12.42	$9.31	$12.71

Investment Activities:
Net investment income (loss)(a)	0.04	0.03	0.01	0.07	(0.04)
Net realized and unrealized gains (losses) on investments	(0.12)	1.68	4.13	3.04	(3.36)
Total income (loss) from investment activities	(0.08)	1.71	4.14	3.11	(3.40)

Distributions to Shareholders From:
Net investment income	(0.05)	(0.02)	(0.10)	—	—

Net Asset Value, End of Period	$18.02	$18.15	$16.46	$12.42	$9.31

Total Return	(0.43)%	10.38%	33.45%	33.40%	(26.75)%

Ratios to Average Net Assets:
Gross expenses	1.69%	1.79%	1.79%	1.98%	1.92%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.21%	0.18%	0.08%	0.60%	(0.31)%

Supplemental Data:
Net assets, end of period (000’s)	$8,533	$8,413	$7,628	$8,285	$2,485
Portfolio turnover rate(b)	451%	437%	574%	786%	716%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

236 :: ProFund VP Basic Materials :: Management Discussion of Fund Performance

ProFund VP Basic Materials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -13.92%. For the same period, the Index had a total return of -12.43%(1) and a volatility of 19.20%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Basic Materials	-13.92%	-1.17%	3.83%
Dow Jones U.S. Basic Materials Index	-12.43%	0.53%	5.58%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Basic Materials	1.69%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	12.0%
The Dow Chemical Co.	11.9%
Monsanto Co.	8.9%
LyondellBasell Industries N.V.	6.4%
Ecolab, Inc.	6.2%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	86%
Metals & Mining	13%
Paper & Forest Products	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Basic Materials :: 237

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (99.8%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	4,814	$626,350
Airgas, Inc. (Chemicals)	1,698	234,867
Albemarle Corp. (Chemicals)	2,938	164,557
Alcoa, Inc. (Metals & Mining)	34,301	338,552
Allegheny Technologies, Inc. (Metals & Mining)	2,859	32,164
Ashland, Inc. (Chemicals)	1,647	169,147
Axalta Coating Systems, Ltd.* (Chemicals)	3,612	96,260
Axiall Corp. (Chemicals)	1,848	28,459
Cabot Corp. (Chemicals)	1,638	66,961
Carpenter Technology Corp. (Metals & Mining)	1,286	38,927
Celanese Corp.—Series A (Chemicals)	3,841	258,615
CF Industries Holdings, Inc. (Chemicals)	6,102	249,023
Chemtura Corp.* (Chemicals)	1,759	47,968
Commercial Metals Co. (Metals & Mining)	3,047	41,713
Compass Minerals International, Inc. (Metals & Mining)	882	66,388
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	5,997	47,376
Domtar Corp. (Paper & Forest Products)	1,646	60,820
E.I. du Pont de Nemours & Co. (Chemicals)	22,946	1,528,203
Eastman Chemical Co. (Chemicals)	3,891	262,681
Ecolab, Inc. (Chemicals)	6,958	795,856
FMC Corp. (Chemicals)	3,498	136,877
Freeport-McMoRan, Inc. (Metals & Mining)	30,262	204,874
H.B. Fuller Co. (Chemicals)	1,324	48,286
Huntsman Corp. (Chemicals)	5,334	60,648
International Flavors & Fragrances, Inc. (Chemicals)	2,101	251,364
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,244	50,692
LyondellBasell Industries N.V.—Class A (Chemicals)	9,414	818,077
Minerals Technologies, Inc. (Chemicals)	910	41,733
Monsanto Co. (Chemicals)	11,516	1,134,556
NewMarket Corp. (Chemicals)	264	100,513
Newmont Mining Corp. (Metals & Mining)	13,853	249,215
Nucor Corp. (Metals & Mining)	8,368	337,230
Olin Corp. (Chemicals)	4,323	74,615
Platform Specialty Products Corp.* (Chemicals)	3,965	50,871
PolyOne Corp. (Chemicals)	2,259	71,746
PPG Industries, Inc. (Chemicals)	6,264	619,008
Praxair, Inc. (Chemicals)	6,044	618,906
Reliance Steel & Aluminum Co. (Metals & Mining)	1,876	108,639
Royal Gold, Inc. (Metals & Mining)	1,709	62,327
RPM International, Inc. (Chemicals)	3,483	153,461
Sensient Technologies Corp. (Chemicals)	1,184	74,379
Steel Dynamics, Inc. (Metals & Mining)	6,339	113,278
Stillwater Mining Co.* (Metals & Mining)	3,168	27,150
The Chemours Co. (Chemicals)	4,738	25,396
The Dow Chemical Co. (Chemicals)	29,441	1,515,622
The Mosaic Co. (Chemicals)	8,780	242,240
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,192	76,896
United States Steel Corp. (Metals & Mining)	3,830	30,563
W.R. Grace & Co.* (Chemicals)	1,849	184,142
Westlake Chemical Corp. (Chemicals)	1,026	55,732
Worthington Industries, Inc. (Metals & Mining)	1,211	36,500
TOTAL COMMON STOCKS (Cost $6,259,718)		12,730,423

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $33,001	$33,000	$33,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,000)		33,000
TOTAL INVESTMENT SECURITIES (Cost $6,292,718)—100.1%		12,763,423
Net other assets (liabilities)—(0.1)%		(17,316)
NET ASSETS—100.0%		$12,746,107

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Basic Materials invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Chemicals	$10,884,015	85.3%
Metals & Mining	1,687,520	13.2%
Oil, Gas & Consumable Fuels	47,376	0.4%
Paper & Forest Products	111,512	0.9%
Other**	15,684	0.2%
Total	$12,746,107	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

238 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$6,292,718
Securities, at value	12,730,423
Repurchase agreements, at value	33,000
Total Investment Securities, at value	12,763,423
Cash	343
Dividends and interest receivable	29,922
Receivable for capital shares issued	2,710
Receivable for investments sold	214,960
Prepaid expenses	77
TOTAL ASSETS	13,011,435

LIABILITIES:
Payable for investments purchased	215,648
Payable for capital shares redeemed	12,295
Advisory fees payable	5,826
Management services fees payable	777
Administration fees payable	419
Administrative services fees payable	6,101
Distribution fees payable	5,693
Transfer agency fees payable	1,253
Fund accounting fees payable	494
Compliance services fees payable	70
Other accrued expenses	16,752
TOTAL LIABILITIES	265,328
NET ASSETS	$12,746,107

NET ASSETS CONSIST OF:
Capital	$20,257,580
Accumulated net investment income (loss)	58,176
Accumulated net realized gains (losses) on investments	(14,040,354)
Net unrealized appreciation (depreciation) on investments	6,470,705
NET ASSETS	$12,746,107

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	265,497
Net Asset Value (offering and redemption price per share)	$48.01

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$366,237
Interest	13
TOTAL INVESTMENT INCOME	366,250

EXPENSES:
Advisory fees	123,987
Management services fees	16,532
Administration fees	6,115
Transfer agency fees	8,828
Administrative services fees	48,792
Distribution fees	41,329
Custody fees	3,142
Fund accounting fees	8,320
Trustee fees	395
Compliance services fees	178
Printing fees	18,716
Other fees	14,990
Total Gross Expenses before reductions	291,324
Expenses reduced and reimbursed by the Advisor	(13,591)
TOTAL NET EXPENSES	277,733
NET INVESTMENT INCOME (LOSS)	88,517

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,036,164
Change in net unrealized appreciation/depreciation on investments	(4,688,051)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,651,887)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,563,370)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 239

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$88,517	$99,239
Net realized gains (losses) on investments	2,036,164	3,305,481
Change in net unrealized appreciation/depreciation on investments	(4,688,051)	(2,954,618)
Change in net assets resulting from operations	(2,563,370)	450,102

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(99,239)	(179,445)
Change in net assets resulting from distributions	(99,239)	(179,445)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,414,274	30,721,111
Distributions reinvested	99,239	179,445
Value of shares redeemed	(14,316,833)	(38,900,555)
Change in net assets resulting from capital transactions	(3,803,320)	(7,999,999)
Change in net assets	(6,465,929)	(7,729,342)

NET ASSETS:
Beginning of period	19,212,036	26,941,378
End of period	$12,746,107	$19,212,036
Accumulated net investment income (loss)	$58,176	$95,848

SHARE TRANSACTIONS:
Issued	193,600	539,351
Reinvested	1,735	3,109
Redeemed	(272,546)	(685,670)
Change in shares	(77,211)	(143,210)

See accompanying notes to financial statements.

240 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$56.06	$55.44	$47.28	$43.69	$52.17

Investment Activities:
Net investment income (loss)(a)	0.28	0.21	0.38	0.37	0.08
Net realized and unrealized gains (losses) on investments	(8.04)	0.73	8.25	3.35	(8.51)
Total income (loss) from investment activities	(7.76)	0.94	8.63	3.72	(8.43)

Distributions to Shareholders From:
Net investment income	(0.29)	(0.32)	(0.47)	(0.13)	(0.05)

Net Asset Value, End of Period	$48.01	$56.06	$55.44	$47.28	$43.69

Total Return	(13.92)%	1.69%	18.43%	8.49%	(16.15)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.74%	1.73%	1.88%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.54%	0.36%	0.78%	0.80%	0.15%

Supplemental Data:
Net assets, end of period (000’s)	$12,746	$19,212	$26,941	$24,257	$30,191
Portfolio turnover rate(b)	46%	83%	85%	56%	53%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Biotechnology :: 241

ProFund VP Biotechnology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 3.30%. For the same period, the Index had a total return of 5.09%(1) and a volatility of 25.50%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Biotechnology	3.30%	27.61%	13.54%
Dow Jones U.S. Biotechnology Index	5.09%	29.95%	15.50%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Biotechnology	1.67%	1.67%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	22%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	13.5%
Amgen, Inc.	11.3%
AbbVie, Inc.	9.0%
Celgene Corp.	8.7%
Biogen, Inc.	6.3%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	95%
Life Sciences Tools & Services	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

242 :: ProFund VP Biotechnology :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (77.8%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	129,221	$7,655,052
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,293	224,345
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,075	134,709
Alexion Pharmaceuticals, Inc.* (Biotechnology)	17,808	3,396,876
Alkermes PLC* (Biotechnology)	11,835	939,462
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,818	547,707
Amgen, Inc. (Biotechnology)	59,643	9,681,848
Baxalta, Inc. (Biotechnology)	42,903	1,674,504
Biogen, Inc.* (Biotechnology)	17,628	5,400,338
BioMarin Pharmaceutical, Inc.* (Biotechnology)	12,769	1,337,680
Bio-Techne Corp. (Life Sciences Tools & Services)	2,911	261,990
Bluebird Bio, Inc.* (Biotechnology)	2,922	187,651
Celgene Corp.* (Biotechnology)	62,091	7,436,018
Cepheid* (Biotechnology)	5,743	209,792
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,668	294,871
Clovis Oncology, Inc.* (Biotechnology)	2,689	94,115
Dyax Corp.* (Biotechnology)	11,604	436,542
Gilead Sciences, Inc. (Biotechnology)	113,968	11,532,422
Halozyme Therapeutics, Inc.* (Biotechnology)	8,709	150,927
Illumina, Inc.* (Life Sciences Tools & Services)	11,594	2,225,410
Incyte Corp.* (Biotechnology)	13,383	1,451,386
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,354	202,220
Intrexon Corp. (Biotechnology)	3,948	119,032
Ionis Pharmaceuticals, Inc.* (Biotechnology)	9,526	589,945
Juno Therapeutics, Inc.* (Biotechnology)	5,551	244,077
Kite Pharma, Inc.* (Biotechnology)	3,337	205,626
MannKind Corp.* (Biotechnology)	21,302	30,888
Medivation, Inc.* (Biotechnology)	12,952	626,100
Myriad Genetics, Inc.* (Biotechnology)	5,485	236,733
Neurocrine Biosciences, Inc.* (Biotechnology)	6,251	353,619
Novavax, Inc.* (Biotechnology)	21,329	178,950
OPKO Health, Inc.* (Biotechnology)	25,213	253,391
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,402	226,483
Puma Biotechnology, Inc.* (Biotechnology)	1,770	138,768
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	7,612	522,640
Radius Health, Inc.* (Biotechnology)	2,707	166,589
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	6,147	3,337,022
Seattle Genetics, Inc.* (Biotechnology)	8,502	381,570
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,788	312,758
United Therapeutics Corp.* (Biotechnology)	3,631	568,651
Vertex Pharmaceuticals, Inc.* (Biotechnology)	19,412	2,442,612
TOTAL COMMON STOCKS (Cost $33,665,551)		66,411,319

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $471,011	$471,000	$471,000
TOTAL REPURCHASE AGREEMENTS (Cost $471,000)		471,000
TOTAL INVESTMENT SECURITIES (Cost $34,136,551)—78.4%		66,882,319
Net other assets (liabilities)—21.6%		18,423,205
NET ASSETS—100.0%		$85,305,524

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	1/25/16	0.69%	$18,797,744	$(2,256)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Biotechnology invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Biotechnology	$63,106,408	73.9%
Life Sciences Tools & Services	3,304,911	3.9%
Other**	18,894,205	22.2%
Total	$85,305,524	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 243

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$34,136,551
Securities, at value	66,411,319
Repurchase agreements, at value	471,000
Total Investment Securities, at value	66,882,319
Cash	4,741
Dividends and interest receivable	3,778
Receivable for capital shares issued	261,731
Receivable for investments sold	18,377,656
Prepaid expenses	348
TOTAL ASSETS	85,530,573

LIABILITIES:
Payable for capital shares redeemed	16,412
Unrealized loss on swap agreements	2,256
Advisory fees payable	52,515
Management services fees payable	7,002
Administration fees payable	2,557
Administrative services fees payable	31,161
Distribution fees payable	44,290
Trustee fees payable	9
Transfer agency fees payable	7,595
Fund accounting fees payable	3,015
Compliance services fees payable	453
Other accrued expenses	57,784
TOTAL LIABILITIES	225,049
NET ASSETS	$85,305,524

NET ASSETS CONSIST OF:
Capital	$59,058,848
Accumulated net realized gains (losses) on investments	(6,496,836)
Net unrealized appreciation (depreciation) on investments	32,743,512
NET ASSETS	$85,305,524

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,238,248
Net Asset Value (offering and redemption price per share)	$68.89

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$838,060
Interest	219
TOTAL INVESTMENT INCOME	838,279

EXPENSES:
Advisory fees	663,702
Management services fees	88,493
Administration fees	32,955
Transfer agency fees	47,656
Administrative services fees	184,911
Distribution fees	221,234
Custody fees	13,237
Fund accounting fees	42,260
Trustee fees	2,068
Compliance services fees	1,154
Other fees	106,132
Recoupment of prior expenses reduced by the Advisor	18,581
TOTAL NET EXPENSES	1,422,383
NET INVESTMENT INCOME (LOSS)	(584,104)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(644,858)
Net realized gains (losses) on swap agreements	150,116
Change in net unrealized appreciation/depreciation on investments	2,627,003
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,132,261

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,548,157

See accompanying notes to financial statements.

244 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(584,104)	$(602,984)
Net realized gains (losses) on investments	(494,742)	3,204,976
Change in net unrealized appreciation/depreciation on investments	2,627,003	11,210,799
Change in net assets resulting from operations	1,548,157	13,812,791

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(3,025,316)	(3,937,671)
Change in net assets resulting from distributions	(3,025,316)	(3,937,671)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	58,762,719	84,437,804
Distributions reinvested	3,025,316	3,937,671
Value of shares redeemed	(55,014,163)	(71,313,569)
Change in net assets resulting from capital transactions	6,773,872	17,061,906
Change in net assets	5,296,713	26,937,026

NET ASSETS:
Beginning of period	80,008,811	53,071,785
End of period	$85,305,524	$80,008,811

SHARE TRANSACTIONS:
Issued	809,725	1,328,123
Reinvested	43,592	71,141
Redeemed	(772,376)	(1,160,942)
Change in shares	80,941	238,322

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Biotechnology :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$69.13	$57.75	$34.29	$24.37	$22.87

Investment Activities:
Net investment income (loss)(a)	(0.47)	(0.62)	(0.39)	(0.37)	(0.34)
Net realized and unrealized gains (losses) on investments	2.77	16.63	23.85	10.29	1.84
Total income (loss) from investment activities	2.30	16.01	23.46	9.92	1.50

Distributions to Shareholders From:
Net realized gains on investments	(2.54)	(4.63)	—	—	—

Net Asset Value, End of Period	$68.89	$69.13	$57.75	$34.29	$24.37

Total Return	3.30%	29.73%	68.42%	40.71%	6.56%

Ratios to Average Net Assets:
Gross expenses	1.61%	1.68%	1.70%	1.79%	1.76%
Net expenses	1.61%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.66)%	(0.99)%	(0.83)%	(1.19)%	(1.40)%

Supplemental Data:
Net assets, end of period (000’s)	$85,306	$80,009	$53,072	$23,306	$7,139
Portfolio turnover rate(b)	164%	248%	254%	336%	324%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

246 :: ProFund VP Consumer Goods :: Management Discussion of Fund Performance

ProFund VP Consumer Goods seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 4.16%. For the same period, the Index had a return of 6.05%(1) and a volatility of 14.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Goods	4.16%	11.82%	8.28%
Dow Jones U.S. Consumer Goods Index	6.05%	13.76%	10.20%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Goods	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	10.1%
The Coca-Cola Co.	7.9%
PepsiCo, Inc.	6.8%
Philip Morris International, Inc.	6.4%
Altria Group, Inc.	5.4%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food Beverage & Tobacco	51%
Household & Personal Products	18%
Consumer Durables & Apparel	15%
Automobiles & Components	11%
Software & Services	2%
Capital Goods	2%
Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Consumer Goods :: 247

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (99.8%)

	Shares	Value
Activision Blizzard, Inc. (Software)	5,708	$220,957
Altria Group, Inc. (Tobacco)	22,181	1,291,156
Archer-Daniels-Midland Co. (Food Products)	6,751	247,627
Autoliv, Inc. (Auto Components)	997	124,396
Avon Products, Inc. (Personal Products)	4,926	19,950
B&G Foods, Inc.—Class A (Food Products)	656	22,973
BorgWarner, Inc. (Auto Components)	2,536	109,631
Brown-Forman Corp.—Class A (Beverages)	315	34,685
Brown-Forman Corp.—Class B (Beverages)	1,150	114,172
Brunswick Corp. (Leisure Products)	1,030	52,025
Bunge, Ltd. (Food Products)	1,612	110,067
Campbell Soup Co. (Food Products)	2,032	106,782
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	588	52,350
Church & Dwight Co., Inc. (Household Products)	1,483	125,877
Coach, Inc. (Textiles, Apparel & Luxury Goods)	3,140	102,772
Coca-Cola Enterprises, Inc. (Beverages)	2,362	116,305
Colgate-Palmolive Co. (Household Products)	10,147	675,993
ConAgra Foods, Inc. (Food Products)	4,897	206,458
Constellation Brands, Inc.—Class A (Beverages)	1,959	279,040
Cooper Tire & Rubber Co. (Auto Components)	590	22,332
D.R. Horton, Inc. (Household Durables)	3,712	118,895
Dana Holding Corp. (Auto Components)	1,730	23,874
Darling Ingredients, Inc.* (Food Products)	1,864	19,609
Dean Foods Co. (Food Products)	1,034	17,733
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	366	17,275
Delphi Automotive PLC (Auto Components)	3,169	271,678
Dr. Pepper Snapple Group, Inc. (Beverages)	2,137	199,168
Edgewell Personal Care Co. (Personal Products)	679	53,213
Electronic Arts, Inc.* (Software)	3,516	241,619
Energizer Holdings, Inc. (Household Products)	706	24,046
Flowers Foods, Inc. (Food Products)	2,112	45,387
Ford Motor Co. (Automobiles)	44,095	621,299
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	468	17,110
General Mills, Inc. (Food Products)	6,762	389,897
General Motors Co. (Automobiles)	16,020	544,840
Gentex Corp. (Auto Components)	3,298	52,801
Genuine Parts Co. (Distributors)	1,706	146,529
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	453	20,050
GoPro, Inc.*—Class A (Household Durables)	885	15,939
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4,433	130,463
Harley-Davidson, Inc. (Automobiles)	2,170	98,496
Harman International Industries, Inc. (Household Durables)	804	75,745
Hasbro, Inc. (Leisure Products)	1,269	85,480
Herbalife, Ltd.* (Personal Products)	733	39,303
Herman Miller, Inc. (Commercial Services & Supplies)	677	19,430
HNI Corp. (Commercial Services & Supplies)	500	18,030
Hormel Foods Corp. (Food Products)	1,526	120,676
Ingredion, Inc. (Food Products)	809	77,535
Jarden Corp.* (Household Durables)	2,343	133,832
Johnson Controls, Inc. (Auto Components)	7,327	289,343
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,445	25,678
Kellogg Co. (Food Products)	2,887	208,643
Keurig Green Mountain, Inc. (Food Products)	1,314	118,234
Kimberly-Clark Corp. (Household Products)	4,106	522,694
Lancaster Colony Corp. (Food Products)	220	25,401
Lear Corp. (Auto Components)	852	104,651
Leggett & Platt, Inc. (Household Durables)	1,540	64,711
Lennar Corp.—B Shares (Household Durables)	113	4,540
Lennar Corp.—Class A (Household Durables)	2,025	99,043
Leucadia National Corp. (Diversified Financial Services)	3,771	65,578
LKQ Corp.* (Distributors)	3,456	102,401
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,257	65,955
Mattel, Inc. (Leisure Products)	3,839	104,305
McCormick & Co., Inc. (Food Products)	1,316	112,597
Mead Johnson Nutrition Co.—Class A (Food Products)	2,230	176,059
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,082	83,405
Mohawk Industries, Inc.* (Household Durables)	719	136,171
Molson Coors Brewing Co.—Class B (Beverages)	1,783	167,459
Mondelez International, Inc.—Class A (Food Products)	17,978	806,133
Monster Beverage Corp.* (Beverages)	1,697	252,785
Newell Rubbermaid, Inc. (Household Durables)	3,022	133,210
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	15,266	954,124
Nu Skin Enterprises, Inc.—Class A (Personal Products)	647	24,515
NVR, Inc.* (Household Durables)	42	69,006
PepsiCo, Inc. (Beverages)	16,481	1,646,782
Philip Morris International, Inc. (Tobacco)	17,527	1,540,798
Pinnacle Foods, Inc. (Food Products)	1,240	52,650
Polaris Industries, Inc. (Leisure Products)	690	59,306
Pool Corp. (Distributors)	482	38,936
Post Holdings, Inc.* (Food Products)	702	43,313
PulteGroup, Inc. (Household Durables)	3,594	64,045
PVH Corp. (Textiles, Apparel & Luxury Goods)	934	68,789
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	665	74,134
Reynolds American, Inc. (Tobacco)	9,377	432,749
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,470	44,409
Snap-on, Inc. (Machinery)	657	112,630
Spectrum Brands Holdings, Inc. (Household Products)	307	31,253
Stanley Black & Decker, Inc. (Machinery)	1,694	180,800
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	637	19,250
Take-Two Interactive Software, Inc.* (Software)	957	33,342
Tempur Sealy International, Inc.* (Household Durables)	704	49,604
Tenneco, Inc.* (Auto Components)	654	30,025
Tesla Motors, Inc.* (Automobiles)	1,141	273,851
The Clorox Co. (Household Products)	1,460	185,172
The Coca-Cola Co. (Beverages)	44,279	1,902,226
The Estee Lauder Cos., Inc.—Class A (Personal Products)	2,518	221,736
The Goodyear Tire & Rubber Co. (Auto Components)	3,042	99,382
The Hain Celestial Group, Inc.* (Food Products)	1,165	47,054
The Hershey Co. (Food Products)	1,625	145,064

See accompanying notes to financial statements.

248 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
The JM Smucker Co.—Class A (Food Products)	1,354	$167,002
The Kraft Heinz Co. (Food Products)	6,727	489,457
The Middleby Corp.* (Machinery)	648	69,900
The Procter & Gamble Co. (Household Products)	30,777	2,444,001
The WhiteWave Foods Co.* (Food Products)	1,993	77,548
Thor Industries, Inc. (Automobiles)	517	29,030
Toll Brothers, Inc.* (Household Durables)	1,834	61,072
TreeHouse Foods, Inc.* (Food Products)	488	38,288
Tupperware Brands Corp. (Household Durables)	570	31,721
Tyson Foods, Inc.—Class A (Food Products)	3,345	178,389
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,038	164,283
V.F. Corp. (Textiles, Apparel & Luxury Goods)	3,858	240,161
Vista Outdoor, Inc.* (Leisure Products)	705	31,380
Visteon Corp.* (Auto Components)	434	49,693
WABCO Holdings, Inc.* (Machinery)	603	61,663
Whirlpool Corp. (Household Durables)	885	129,980
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,164	19,450
TOTAL COMMON STOCKS (Cost $13,523,207)		24,072,459
TOTAL INVESTMENT SECURITIES (Cost $13,523,207)—99.8%		24,072,459
Net other assets (liabilities)—0.2%		45,211
NET ASSETS—100.0%		$24,117,670

*                 Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Auto Components	$1,177,806	4.9%
Automobiles	1,567,516	6.5%
Beverages	4,712,622	19.5%
Commercial Services & Supplies	37,460	0.2%
Distributors	287,866	1.2%
Diversified Financial Services	65,578	0.3%
Food Products	4,050,576	16.8%
Household Durables	1,187,514	4.9%
Household Products	4,009,036	16.6%
Leisure Products	332,496	1.4%
Machinery	424,993	1.8%
Personal Products	358,717	1.5%
Software	495,918	2.1%
Textiles, Apparel & Luxury Goods	2,099,658	8.6%
Tobacco	3,264,703	13.5%
Other**	45,211	0.2%
Total	$24,117,670	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 249

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$13,523,207
Securities, at value	24,072,459
Total Investment Securities, at value	24,072,459
Dividends receivable	64,961
Receivable for capital shares issued	112,122
Prepaid expenses	90
TOTAL ASSETS	24,249,632

LIABILITIES:
Payable for capital shares redeemed	968
Cash overdraft	81,438
Advisory fees payable	15,226
Management services fees payable	2,030
Administration fees payable	741
Administrative services fees payable	8,669
Distribution fees payable	7,814
Transfer agency fees payable	2,090
Fund accounting fees payable	874
Compliance services fees payable	108
Other accrued expenses	12,004
TOTAL LIABILITIES	131,962
NET ASSETS	$24,117,670

NET ASSETS CONSIST OF:
Capital	$15,519,142
Accumulated net investment income (loss)	253,958
Accumulated net realized gains (losses) on investments	(2,204,682)
Net unrealized appreciation (depreciation) on investments	10,549,252
NET ASSETS	$24,117,670

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	417,490
Net Asset Value (offering and redemption price per share)	$57.77

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$615,281
Interest	12
TOTAL INVESTMENT INCOME	615,293

EXPENSES:
Advisory fees	161,341
Management services fees	21,512
Administration fees	7,844
Transfer agency fees	11,415
Administrative services fees	64,742
Distribution fees	53,780
Custody fees	6,161
Fund accounting fees	11,105
Trustee fees	528
Compliance services fees	238
Other fees	21,005
Recoupment of prior expenses reduced by the Advisor	1,733
TOTAL NET EXPENSES	361,404
NET INVESTMENT INCOME (LOSS)	253,889

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,874,849
Change in net unrealized appreciation/depreciation on investments	(1,677,572)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	197,277

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$451,166

See accompanying notes to financial statements.

250 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$253,889	$176,926
Net realized gains (losses) on investments	1,874,849	171,418
Change in net unrealized appreciation/depreciation on investments	(1,677,572)	1,917,714
Change in net assets resulting from operations	451,166	2,266,058

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(176,420)	(143,858)
Change in net assets resulting from distributions	(176,420)	(143,858)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,763,303	36,325,718
Distributions reinvested	176,420	143,858
Value of shares redeemed	(46,274,769)	(29,157,653)
Change in net assets resulting from capital transactions	(5,335,046)	7,311,923
Change in net assets	(5,060,300)	9,434,123

NET ASSETS:
Beginning of period	29,177,970	19,743,847
End of period	$24,117,670	$29,177,970
Accumulated net investment income (loss)	$253,958	$176,926

SHARE TRANSACTIONS:
Issued	719,438	684,848
Reinvested	3,170	2,768
Redeemed	(825,982)	(552,711)
Change in shares	(103,374)	134,905

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$56.02	$51.16	$40.14	$36.52	$34.58

Investment Activities:
Net investment income (loss)(a)	0.67	0.43	0.35	0.39	0.33
Net realized and unrealized gains (losses) on investments	1.64	4.78	11.03	3.56	2.05
Total income (loss) from investment activities	2.31	5.21	11.38	3.95	2.38

Distributions to Shareholders From:
Net investment income	(0.56)	(0.35)	(0.36)	(0.33)	(0.44)

Net Asset Value, End of Period	$57.77	$56.02	$51.16	$40.14	$36.52

Total Return	4.16%	10.23%	28.45%	10.86%	6.94%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.74%	1.76%	1.87%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.18%	0.81%	0.75%	1.00%	0.93%

Supplemental Data:
Net assets, end of period (000’s)	$24,118	$29,178	$19,744	$14,588	$17,894
Portfolio turnover rate(b)	156%	93%	66%	104%	167%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

252 :: ProFund VP Consumer Services :: Management Discussion of Fund Performance

ProFund VP Consumer Services seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 4.69%. For the same period, the Index had a return of 6.60%(1) and a volatility of 15.52%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Services	4.69%	16.23%	9.03%
Dow Jones U.S. Consumer Services Index	6.60%	18.22%	10.86%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Services	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	8.8%
The Home Depot, Inc.	5.7%
The Walt Disney Co.	5.4%
Comcast Corp.	4.7%
McDonald’s Corp.	3.7%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	37%
Media	23%
Consumer Services	16%
Food & Staples Retailing	15%
Transportation	5%
Health Care Equipment & Services	3%
Commercial & Professional Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Consumer Services :: 253

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.3%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	759	$16,994
Abercrombie & Fitch Co.—Class A (Specialty Retail)	790	21,330
Acxiom Corp.* (IT Services)	910	19,037
Advance Auto Parts, Inc. (Specialty Retail)	854	128,536
Alaska Air Group, Inc. (Airlines)	1,481	119,235
Allegiant Travel Co. (Airlines)	158	26,517
Amazon.com, Inc.* (Internet & Catalog Retail)	4,507	3,046,236
AMC Networks, Inc.*—Class A (Media)	715	53,396
American Airlines Group, Inc. (Airlines)	7,385	312,755
American Eagle Outfitters, Inc. (Specialty Retail)	2,100	32,550
AmerisourceBergen Corp. (Health Care Providers & Services)	2,287	237,185
Apollo Education Group, Inc.*—Class A (Diversified Consumer Services)	1,186	9,097
Aramark (Hotels, Restaurants & Leisure)	2,648	85,398
Asbury Automotive Group, Inc.* (Specialty Retail)	296	19,962
Ascena Retail Group, Inc.* (Specialty Retail)	2,021	19,907
AutoNation, Inc.* (Specialty Retail)	891	53,157
AutoZone, Inc.* (Specialty Retail)	358	265,604
Avis Budget Group, Inc.* (Road & Rail)	1,209	43,875
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,954	94,281
Best Buy Co., Inc. (Specialty Retail)	3,497	106,484
Big Lots, Inc. (Multiline Retail)	578	22,276
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,439	24,305
Brinker International, Inc. (Hotels, Restaurants & Leisure)	698	33,469
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	220	35,123
Burlington Stores, Inc.* (Multiline Retail)	887	38,052
Cabela’s, Inc.*—A (Specialty Retail)	574	26,823
Cable One, Inc. (Media)	54	23,418
Cablevision Systems Corp.—Class A (Media)	2,605	83,100
Cardinal Health, Inc. (Health Care Providers & Services)	3,859	344,493
CarMax, Inc.* (Specialty Retail)	2,375	128,179
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	5,393	293,811
Casey’s General Stores, Inc. (Food & Staples Retailing)	460	55,407
CBS Corp. (Media)	91	4,743
CBS Corp.—Class B (Media)	5,083	239,562
Charter Communications, Inc.*—Class A (Media)	891	163,142
Chemed Corp. (Health Care Providers & Services)	194	29,061
Chico’s FAS, Inc. (Specialty Retail)	1,632	17,413
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	366	175,625
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	413	20,819
Cinemark Holdings, Inc. (Media)	1,233	41,219
Comcast Corp.—Class A (Media)	28,620	1,615,026
Copart, Inc.* (Commercial Services & Supplies)	1,193	45,346
Costco Wholesale Corp. (Food & Staples Retailing)	5,127	828,011
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	279	35,386
CST Brands, Inc. (Specialty Retail)	883	34,561
CVS Health Corp. (Food & Staples Retailing)	12,979	1,268,957
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,351	85,978
Delta Air Lines, Inc. (Airlines)	9,218	467,260
DeVry Education Group, Inc. (Diversified Consumer Services)	669	16,932
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,057	37,365
Dillard’s, Inc.—Class A (Multiline Retail)	275	18,070
Discovery Communications, Inc.*—Class A (Media)	1,754	46,797
Discovery Communications, Inc.*—Class C (Media)	3,022	76,215
DISH Network Corp.*—Class A (Media)	2,632	150,498
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	575	19,349
Dollar General Corp. (Multiline Retail)	3,410	245,077
Dollar Tree, Inc.* (Multiline Retail)	2,753	212,587
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	639	71,089
DreamWorks Animation SKG, Inc.*—Class A (Media)	837	21,569
DSW, Inc.—Class A (Specialty Retail)	849	20,257
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,087	46,295
Expedia, Inc. (Internet & Catalog Retail)	1,380	171,534
Foot Locker, Inc. (Specialty Retail)	1,606	104,535
GameStop Corp.—Class A (Specialty Retail)	1,233	34,573
Gannett Co., Inc. (Media)	1,348	21,959
Genesco, Inc.* (Specialty Retail)	257	14,605
GNC Holdings, Inc.—Class A (Specialty Retail)	967	29,996
Graham Holdings Co.—Class B (Diversified Consumer Services)	54	26,188
Grand Canyon Education, Inc.* (Diversified Consumer Services)	549	22,026
Group 1 Automotive, Inc. (Specialty Retail)	262	19,833
Groupon, Inc.* (Internet & Catalog Retail)	5,165	15,857
GUESS?, Inc. (Specialty Retail)	748	14,122
H & R Block, Inc. (Diversified Consumer Services)	2,765	92,103
Hertz Global Holdings, Inc.* (Road & Rail)	4,587	65,273
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	6,134	131,268
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,321	28,771
HSN, Inc. (Internet & Catalog Retail)	376	19,052
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	342	16,081
IHS, Inc.*—Class A (Professional Services)	802	94,981
J. Alexander’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	171	1,867
J.C. Penney Co., Inc.* (Multiline Retail)	3,576	23,816
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	422	32,372
JetBlue Airways Corp.* (Airlines)	3,691	83,601
John Wiley & Sons, Inc. (Media)	572	25,757
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,610	59,618

See accompanying notes to financial statements.

254 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
Kohl’s Corp. (Multiline Retail)	2,221	$105,786
L Brands, Inc. (Specialty Retail)	2,983	285,831
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	4,287	187,942
Liberty Broadband Corp.*—Class A (Media)	290	14,979
Liberty Broadband Corp.*—Class C (Media)	772	40,036
Liberty Global PLC*—Class A (Media)	2,960	125,386
Liberty Global PLC*—Class C (Media)	7,169	292,280
Liberty Interactive Corp.* (Internet & Catalog Retail)	5,481	149,741
Liberty LiLAC Group*—Class A (Media)	152	6,288
Liberty LiLAC Group*—Class C (Media)	339	14,577
Liberty Media Corp.* (Media)	1,168	45,844
Liberty Media Corp.*—Class C (Media)	2,307	87,851
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Catalog Retail)	795	24,120
Liberty Ventures* (Internet & Catalog Retail)	1,576	71,093
Lions Gate Entertainment Corp. (Media)	1,135	36,763
Lithia Motors, Inc.—Class A (Specialty Retail)	276	29,441
Live Nation Entertainment, Inc.* (Media)	1,708	41,966
Lowe’s Cos., Inc. (Specialty Retail)	10,721	815,224
Macy’s, Inc. (Multiline Retail)	3,683	128,831
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,258	151,367
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	316	17,996
McDonald’s Corp. (Hotels, Restaurants & Leisure)	10,758	1,270,949
McKesson Corp. (Health Care Providers & Services)	2,696	531,732
Meredith Corp. (Media)	444	19,203
MGM Resorts International* (Hotels, Restaurants & Leisure)	5,550	126,096
MSG Networks, Inc.*—Class A (Media)	718	14,934
Murphy USA, Inc.* (Specialty Retail)	462	28,062
Netflix, Inc.* (Internet & Catalog Retail)	5,007	572,701
News Corp.—Class A (Media)	4,473	59,759
News Corp.—Class B (Media)	1,261	17,604
Nielsen Holdings PLC (Professional Services)	4,263	198,656
Nordstrom, Inc. (Multiline Retail)	1,592	79,298
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,860	108,996
Office Depot, Inc.* (Specialty Retail)	5,788	32,644
Omnicom Group, Inc. (Media)	2,842	215,026
O’Reilly Automotive, Inc.* (Specialty Retail)	1,160	293,967
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	277	53,954
Regal Entertainment Group—Class A (Media)	797	15,039
Restoration Hardware Holdings, Inc.* (Specialty Retail)	441	35,037
Rite Aid Corp.* (Food & Staples Retailing)	12,263	96,142
Rollins, Inc. (Commercial Services & Supplies)	1,104	28,594
Ross Stores, Inc. (Specialty Retail)	4,746	255,382
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	2,010	203,432
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,782	49,700
Scripps Networks Interactive, Inc.—Class A (Media)	1,111	61,338
Service Corp. International (Diversified Consumer Services)	2,301	59,872
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,584	62,157
Shutterfly, Inc.* (Internet & Catalog Retail)	427	19,027
Signet Jewelers, Ltd. (Specialty Retail)	930	115,032
Sinclair Broadcast Group, Inc.—Class A (Media)	819	26,650
Sirius XM Holdings, Inc.* (Media)	25,660	104,436
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,000	54,940
Sotheby’s—Class A (Diversified Consumer Services)	698	17,980
Southwest Airlines Co. (Airlines)	7,626	328,376
Spirit Airlines, Inc.* (Airlines)	843	33,594
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,692	44,990
Staples, Inc. (Specialty Retail)	7,545	71,451
Starbucks Corp. (Hotels, Restaurants & Leisure)	17,403	1,044,701
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	1,975	136,828
Starz* (Media)	967	32,395
Sysco Corp. (Food & Staples Retailing)	6,154	252,314
Target Corp. (Multiline Retail)	7,222	524,390
TEGNA, Inc. (Media)	2,595	66,224
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	526	24,254
The Dun & Bradstreet Corp. (Professional Services)	426	44,274
The Gap, Inc. (Specialty Retail)	2,684	66,295
The Home Depot, Inc. (Specialty Retail)	14,857	1,964,837
The Interpublic Group of Cos., Inc. (Media)	4,762	110,859
The Kroger Co. (Food & Staples Retailing)	11,405	477,071
The Madison Square Garden Co.*—Class A (Media)	237	38,347
The Men’s Wearhouse, Inc. (Specialty Retail)	564	8,280
The New York Times Co.—Class A (Media)	1,456	19,540
The Priceline Group, Inc.* (Internet & Catalog Retail)	581	740,746
The TJX Cos., Inc. (Specialty Retail)	7,848	556,502
The Walt Disney Co. (Media)	17,829	1,873,470
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,560	27,571
Tiffany & Co. (Specialty Retail)	1,306	99,635
Time Warner Cable, Inc. (Media)	3,317	615,601
Time Warner, Inc. (Media)	9,366	605,699
Time, Inc. (Media)	1,285	20,136
Tractor Supply Co. (Specialty Retail)	1,571	134,321
Tribune Media Co.—Class A (Media)	936	31,646
TripAdvisor, Inc.* (Internet & Catalog Retail)	1,323	112,786
Twenty-First Century Fox, Inc.—Class A (Media)	13,724	372,744
Twenty-First Century Fox, Inc.—Class B (Media)	5,052	137,566
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	751	138,935
United Continental Holdings, Inc.* (Airlines)	4,368	250,286
United Natural Foods, Inc.* (Food & Staples Retailing)	586	23,065
Urban Outfitters, Inc.* (Specialty Retail)	1,017	23,137
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	431	55,164
VCA, Inc.* (Health Care Providers & Services)	943	51,865
Viacom, Inc.—Class A (Media)	127	5,587
Viacom, Inc.—Class B (Media)	4,068	167,439
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	10,209	869,347
Wal-Mart Stores, Inc. (Food & Staples Retailing)	18,388	1,127,184

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 255

Common Stocks, continued

	Shares	Value
Whole Foods Market, Inc. (Food & Staples Retailing)	3,998	$133,933
Williams-Sonoma, Inc. (Specialty Retail)	977	57,067
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,361	98,877
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	951	65,800
Yelp, Inc.* (Internet Software & Services)	649	18,691
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	5,053	369,122
TOTAL COMMON STOCKS (Cost $19,945,762)		34,598,612

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $62,001	$62,000	$62,000
TOTAL REPURCHASE AGREEMENTS (Cost $62,000)		62,000
TOTAL INVESTMENT SECURITIES (Cost $20,007,762)—100.5%		34,660,612
Net other assets (liabilities)—(0.5)%		(188,243)
NET ASSETS—100.0%		$34,472,369

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Airlines	$1,621,624	4.7%
Commercial Services & Supplies	133,558	0.4%
Diversified Consumer Services	335,126	1.0%
Electronic Equipment, Instruments & Components	19,349	NM
Food & Staples Retailing	5,176,421	14.9%
Health Care Providers & Services	1,194,336	3.5%
Hotels, Restaurants & Leisure	5,086,875	14.8%
Internet & Catalog Retail	4,942,893	14.3%
Internet Software & Services	18,691	0.1%
IT Services	19,037	0.1%
Media	7,903,613	22.8%
Multiline Retail	1,398,183	4.1%
Professional Services	337,911	1.0%
Road & Rail	109,148	0.3%
Specialty Retail	6,301,847	18.3%
Other**	(126,243)	(0.3)%
Total	$34,472,369	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

256 :: ProFund VP Consumer Services :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$20,007,762
Securities, at value	34,598,612
Repurchase agreements, at value	62,000
Total Investment Securities, at value	34,660,612
Cash	492
Dividends and interest receivable	40,291
Receivable for capital shares issued	60,988
Receivable for investments sold	5,751
Prepaid expenses	154
TOTAL ASSETS	34,768,288

LIABILITIES:
Payable for capital shares redeemed	199,491
Advisory fees payable	16,623
Management services fees payable	2,216
Administration fees payable	1,128
Administrative services fees payable	16,978
Distribution fees payable	16,670
Transfer agency fees payable	3,411
Fund accounting fees payable	1,331
Compliance services fees payable	179
Other accrued expenses	37,892
TOTAL LIABILITIES	295,919
NET ASSETS	$34,472,369

NET ASSETS CONSIST OF:
Capital	$21,724,034
Accumulated net investment income (loss)	1,535
Accumulated net realized gains (losses) on investments	(1,906,050)
Net unrealized appreciation (depreciation) on investments	14,652,850
NET ASSETS	$34,472,369

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	577,427
Net Asset Value (offering and redemption price per share)	$59.70

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$541,891
Interest	28
Foreign tax withholding	(373)
TOTAL INVESTMENT INCOME	541,546

EXPENSES:
Advisory fees	274,385
Management services fees	36,584
Administration fees	13,472
Transfer agency fees	19,455
Administrative services fees	98,923
Distribution fees	91,462
Custody fees	10,065
Fund accounting fees	18,457
Trustee fees	873
Compliance services fees	441
Printing fees	34,533
Other fees	32,931
Total Gross Expenses before reductions	631,581
Expenses reduced and reimbursed by the Advisor	(16,957)
TOTAL NET EXPENSES	614,624
NET INVESTMENT INCOME (LOSS)	(73,078)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(836,497)
Change in net unrealized appreciation/depreciation on investments	1,816,405
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	979,908

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$906,830

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 257

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(73,078)	$(90,015)
Net realized gains (losses) on investments	(836,497)	4,945,827
Change in net unrealized appreciation/depreciation on investments	1,816,405	(2,688,811)
Change in net assets resulting from operations	906,830	2,167,001

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(4,511,653)	(26,756)
Change in net assets resulting from distributions	(4,511,653)	(26,756)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	51,999,696	30,934,009
Distributions reinvested	4,511,653	26,756
Value of shares redeemed	(53,477,377)	(37,600,578)
Change in net assets resulting from capital transactions	3,033,972	(6,639,813)
Change in net assets	(570,851)	(4,499,568)

NET ASSETS:
Beginning of period	35,043,220	39,542,788
End of period	$34,472,369	$35,043,220
Accumulated net investment income (loss)	$1,535	$1,532

SHARE TRANSACTIONS:
Issued	837,853	513,455
Reinvested	76,495	473
Redeemed	(883,205)	(660,172)
Change in shares	31,143	(146,244)

See accompanying notes to financial statements.

258 :: ProFund VP Consumer Services :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$64.15	$57.10	$41.05	$33.77	$32.01

Investment Activities:
Net investment income (loss)(a)	(0.12)	(0.20)	(0.13)	0.13	— (b)
Net realized and unrealized gains (losses) on investments	3.04	7.31	16.44	7.32	1.76
Total income (loss) from investment activities	2.92	7.11	16.31	7.45	1.76

Distributions to Shareholders From:
Net investment income	—	—	(0.12)	—	—
Net realized gains on investments	(7.37)	(0.06)	(0.14)	(0.17)	—
Total distributions	(7.37)	(0.06)	(0.26)	(0.17)	—

Net Asset Value, End of Period	$59.70	$64.15	$57.10	$41.05	$33.77

Total Return	4.69%	12.46%	39.87%	22.10%	5.50%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.75%	1.78%	1.91%	1.94%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.20)%	(0.34)%	(0.27)%	0.34%	— (c)

Supplemental Data:
Net assets, end of period (000’s)	$34,472	$35,043	$39,543	$17,851	$18,793
Portfolio turnover rate(d)	103%	93%	73%	182%	232%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Amount is less than 0.005%

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Financials :: 259

ProFund VP Financials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -1.49%. For the same period, the Index had a return of 0.09%(1) and a volatility of 16.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Financials	-1.49%	9.57%	-0.56%
Dow Jones U.S. Financials Index	0.09%	11.22%	0.92%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Financials	1.68%	1.68%

**      Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	6.3%
Berkshire Hathaway, Inc.	6.2%
JPMorgan Chase & Co.	6.1%
Bank of America Corp.	4.4%
Citigroup, Inc.	3.9%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
Diversified Financials	25%
Real Estate	21%
Insurance	16%
Software & Services	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

260 :: ProFund VP Financials :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.0%)

	Shares	Value
ACE, Ltd. (Insurance)	3,496	$408,507
Affiliated Managers Group, Inc.* (Capital Markets)	585	93,460
Aflac, Inc. (Insurance)	4,593	275,121
Alexander & Baldwin, Inc. (Real Estate Management & Development)	495	17,478
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	777	70,210
Alleghany Corp.* (Insurance)	172	82,204
Allied World Assurance Company Holdings, A.G. (Insurance)	980	36,446
Ally Financial, Inc.* (Consumer Finance)	4,721	87,999
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,205	49,815
American Capital Agency Corp. (Real Estate Investment Trusts)	3,730	64,678
American Express Co. (Consumer Finance)	9,011	626,714
American Financial Group, Inc. (Insurance)	767	55,285
American Homes 4 Rent—Class A (Real Estate Investment Trusts)	1,676	27,922
American International Group, Inc. (Insurance)	13,325	825,749
American Tower Corp. (Real Estate Investment Trusts)	4,558	441,897
Ameriprise Financial, Inc. (Capital Markets)	1,875	199,538
AmTrust Financial Services, Inc. (Insurance)	435	26,787
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	10,204	95,714
Aon PLC (Insurance)	2,953	272,296
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	1,680	67,250
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	1,677	33,490
Arch Capital Group, Ltd.* (Insurance)	1,317	91,861
Arthur J. Gallagher & Co. (Insurance)	1,903	77,909
Aspen Insurance Holdings, Ltd. (Insurance)	659	31,830
Associated Banc-Corp. (Banks)	1,624	30,450
Assurant, Inc. (Insurance)	704	56,700
Assured Guaranty, Ltd. (Insurance)	1,524	40,279
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	1,475	271,592
Axis Capital Holdings, Ltd. (Insurance)	1,040	58,469
BancorpSouth, Inc. (Banks)	910	21,831
Bank of America Corp. (Banks)	112,124	1,887,047
Bank of Hawaii Corp. (Banks)	466	29,311
Bank of the Ozarks, Inc. (Banks)	874	43,228
BankUnited, Inc. (Banks)	1,119	40,351
BB&T Corp. (Banks)	8,400	317,604
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	20,174	2,663,776
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	2,171	51,431
BlackRock, Inc. (Capital Markets)	1,359	462,767
Blackstone Mortgage Trust, Inc.—Class A (Real Estate Investment Trusts)	1,005	26,894
BOK Financial Corp. (Banks)	231	13,811
Boston Properties, Inc. (Real Estate Investment Trusts)	1,649	210,313
Brandywine Realty Trust (Real Estate Investment Trusts)	1,887	25,776
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	1,831	47,276
Brown & Brown, Inc. (Insurance)	1,256	40,318
Camden Property Trust (Real Estate Investment Trusts)	935	71,771
Capital One Financial Corp. (Consumer Finance)	5,732	413,736
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,357	17,044
Care Capital Properties, Inc. (Real Estate Investment Trusts)	902	27,574
Cathay General Bancorp (Banks)	808	25,315
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	1,639	20,274
CBOE Holdings, Inc. (Diversified Financial Services)	887	57,566
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	3,127	108,132
Chimera Investment Corp. (Real Estate Investment Trusts)	2,039	27,812
Cincinnati Financial Corp. (Insurance)	1,592	94,199
CIT Group, Inc. (Banks)	1,839	73,008
Citigroup, Inc. (Banks)	32,083	1,660,295
Citizens Financial Group, Inc. (Banks)	5,683	148,838
CME Group, Inc. (Diversified Financial Services)	3,640	329,784
CNO Financial Group, Inc. (Insurance)	2,005	38,275
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	1,204	23,454
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	1,338	31,416
Comerica, Inc. (Banks)	1,904	79,644
Commerce Bancshares, Inc. (Banks)	902	38,371
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	1,294	24,185
Corporate Office Properties Trust (Real Estate Investment Trusts)	1,020	22,267
Corrections Corp. of America (Real Estate Investment Trusts)	1,259	33,351
Cousins Properties, Inc. (Real Estate Investment Trusts)	2,193	20,680
Crown Castle International Corp. (Real Estate Investment Trusts)	3,590	310,356
CubeSmart (Real Estate Investment Trusts)	1,857	56,861
Cullen/Frost Bankers, Inc. (Banks)	593	35,580
CYS Investments, Inc. (Real Estate Investment Trusts)	1,662	11,850
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	951	35,539
DDR Corp. (Real Estate Investment Trusts)	3,275	55,151
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	2,157	20,815
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	1,580	119,480
Discover Financial Services (Consumer Finance)	4,601	246,706
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,504	46,895
Duke Realty Corp. (Real Estate Investment Trusts)	3,717	78,131
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	699	22,221
E*TRADE Financial Corp.* (Capital Markets)	3,151	93,396

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 261

Common Stocks, continued

	Shares	Value
East West Bancorp, Inc. (Banks)	1,553	$64,543
EastGroup Properties, Inc. (Real Estate Investment Trusts)	343	19,074
Eaton Vance Corp. (Capital Markets)	1,262	40,927
Endurance Specialty Holdings, Ltd. (Insurance)	664	42,489
EPR Properties (Real Estate Investment Trusts)	648	37,876
Equinix, Inc. (Real Estate Investment Trusts)	689	208,354
Equity Commonwealth* (Real Estate Investment Trusts)	1,359	37,685
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	861	57,403
Equity Residential (Real Estate Investment Trusts)	3,926	320,322
Erie Indemnity Co.—Class A (Insurance)	254	24,293
Essex Property Trust, Inc. (Real Estate Investment Trusts)	706	169,023
Everest Re Group, Ltd. (Insurance)	464	84,954
Extra Space Storage, Inc. (Real Estate Investment Trusts)	1,328	117,143
F.N.B. Corp. (Banks)	1,889	25,199
FactSet Research Systems, Inc. (Diversified Financial Services)	446	72,506
Federal Realty Investment Trust (Real Estate Investment Trusts)	743	108,552
Federated Investors, Inc.—Class B (Capital Markets)	1,022	29,280
Fifth Third Bancorp (Banks)	8,556	171,976
Financial Engines, Inc. (Capital Markets)	557	18,754
First American Financial Corp. (Insurance)	1,165	41,824
First Financial Bankshares, Inc. (Banks)	705	21,270
First Horizon National Corp. (Banks)	2,572	37,351
First Niagara Financial Group, Inc. (Banks)	3,822	41,469
First Republic Bank (Banks)	1,538	101,600
FirstMerit Corp. (Banks)	1,783	33,253
FNF Group (Insurance)	2,992	103,733
FNFV Group* (Diversified Financial Services)	840	9,433
Forest City Enterprises, Inc.*—Class A (Real Estate Management & Development)	2,335	51,207
Four Corners Property Trust, Inc.* (Real Estate Investment Trusts)	413	9,978
Franklin Resources, Inc. (Capital Markets)	4,077	150,115
Fulton Financial Corp. (Banks)	1,874	24,381
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	994	27,633
General Growth Properties, Inc. (Real Estate Investment Trusts)	6,274	170,716
Genworth Financial, Inc.*—Class A (Insurance)	5,361	19,997
Glacier Bancorp, Inc. (Banks)	817	21,675
Hancock Holding Co. (Banks)	831	20,916
Hartford Financial Services Group, Inc. (Insurance)	4,415	191,876
Hatteras Financial Corp. (Real Estate Investment Trusts)	1,044	13,729
HCP, Inc. (Real Estate Investment Trusts)	5,004	191,353
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,087	30,784
Healthcare Trust of America, Inc.—Class A (Real Estate Investment Trusts)	1,367	36,868
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,029	44,864
Hospitality Properties Trust (Real Estate Investment Trusts)	1,637	42,808
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	8,096	124,193
Huntington Bancshares, Inc. (Banks)	8,582	94,917
IBERIABANK Corp. (Banks)	361	19,880
Intercontinental Exchange, Inc. (Diversified Financial Services)	1,277	327,244
International Bancshares Corp. (Banks)	603	15,497
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	1,283	15,896
Invesco, Ltd. (Capital Markets)	4,561	152,702
Investors Bancorp, Inc. (Banks)	3,867	48,105
Iron Mountain, Inc. (Real Estate Investment Trusts)	2,074	56,019
Janus Capital Group, Inc. (Capital Markets)	1,575	22,192
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	485	77,532
JPMorgan Chase & Co. (Banks)	39,634	2,617,034
Kemper Corp. (Insurance)	520	19,370
KeyCorp (Banks)	8,997	118,670
Kilroy Realty Corp. (Real Estate Investment Trusts)	994	62,900
Kimco Realty Corp. (Real Estate Investment Trusts)	4,445	117,615
Kite Realty Group Trust (Real Estate Investment Trusts)	896	23,233
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	882	52,902
LaSalle Hotel Properties (Real Estate Investment Trusts)	1,212	30,494
Lazard, Ltd.—Class A (Capital Markets)	1,397	62,879
Legg Mason, Inc. (Capital Markets)	1,165	45,703
LendingClub Corp.* (Consumer Finance)	2,235	24,697
Lexington Realty Trust (Real Estate Investment Trusts)	2,279	18,232
Liberty Property Trust (Real Estate Investment Trusts)	1,596	49,556
Lincoln National Corp. (Insurance)	2,661	133,742
Loews Corp. (Insurance)	3,019	115,930
LPL Financial Holdings, Inc. (Capital Markets)	878	37,447
M&T Bank Corp. (Banks)	1,719	208,308
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	962	22,463
Markel Corp.* (Insurance)	154	136,036
MarketAxess Holdings, Inc. (Diversified Financial Services)	400	44,636
Marsh & McLennan Cos., Inc. (Insurance)	5,617	311,463
MasterCard, Inc.—Class A (IT Services)	10,660	1,037,858
MB Financial, Inc. (Banks)	741	23,986
McGraw Hill Financial, Inc. (Diversified Financial Services)	2,913	287,164
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	2,566	29,535
Mercury General Corp. (Insurance)	390	18,162
MetLife, Inc. (Insurance)	11,965	576,832
MFA Financial, Inc. (Real Estate Investment Trusts)	3,983	26,288
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	3,655	32,274
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	809	73,465
Moody’s Corp. (Diversified Financial Services)	1,852	185,830
Morgan Stanley (Capital Markets)	16,259	517,199
MSCI, Inc.—Class A (Diversified Financial Services)	996	71,841

See accompanying notes to financial statements.

262 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,468	$58,793
Navient Corp. (Consumer Finance)	3,905	44,712
New Residential Investment Corp. (Real Estate Investment Trusts)	2,485	30,218
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,223	85,239
Northern Trust Corp. (Capital Markets)	2,340	168,691
NorthStar Asset Management Group, Inc. (Capital Markets)	2,091	25,385
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	683	8,066
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	2,039	34,725
Old Republic International Corp. (Insurance)	2,614	48,699
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,770	61,915
Outfront Media, Inc. (Real Estate Investment Trusts)	1,483	32,374
PacWest Bancorp (Banks)	1,212	52,237
Paramount Group, Inc. (Real Estate Investment Trusts)	1,803	32,634
PartnerRe, Ltd. (Insurance)	516	72,106
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	770	21,575
People’s United Financial, Inc. (Banks)	3,342	53,973
Piedmont Office Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	1,571	29,660
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	1,869	89,189
PNC Financial Services Group, Inc. (Banks)	5,464	520,774
Popular, Inc. (Banks)	1,120	31,741
Post Properties, Inc. (Real Estate Investment Trusts)	585	34,609
Potlatch Corp. (Real Estate Investment Trusts)	437	13,215
PRA Group, Inc.* (Consumer Finance)	520	18,039
Primerica, Inc. (Insurance)	522	24,654
Principal Financial Group, Inc. (Insurance)	2,934	131,971
PrivateBancorp, Inc. (Banks)	849	34,826
ProAssurance Corp. (Insurance)	575	27,905
Prologis, Inc. (Real Estate Investment Trusts)	5,646	242,326
Prosperity Bancshares, Inc. (Banks)	703	33,646
Prudential Financial, Inc. (Insurance)	4,838	393,862
Public Storage (Real Estate Investment Trusts)	1,589	393,595
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,225	29,793
Raymond James Financial, Inc. (Capital Markets)	1,371	79,477
Rayonier, Inc. (Real Estate Investment Trusts)	1,331	29,548
Realogy Holdings Corp.* (Real Estate Management & Development)	1,584	58,085
Realty Income Corp. (Real Estate Investment Trusts)	2,685	138,627
Redwood Trust, Inc. (Real Estate Investment Trusts)	910	12,012
Regency Centers Corp. (Real Estate Investment Trusts)	1,016	69,210
Regions Financial Corp. (Banks)	14,057	134,947
Reinsurance Group of America, Inc. (Insurance)	703	60,142
RenaissanceRe Holdings, Ltd. (Insurance)	472	53,426
Retail Properties of America, Inc. (Real Estate Investment Trusts)	2,560	37,811
RLI Corp. (Insurance)	405	25,009
RLJ Lodging Trust (Real Estate Investment Trusts)	1,353	29,265
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	554	28,609
Santander Consumer USA Holdings, Inc.* (Consumer Finance)	1,161	18,402
SEI Investments Co. (Capital Markets)	1,491	78,128
Senior Housing Properties Trust (Real Estate Investment Trusts)	2,562	38,020
Signature Bank* (Banks)	543	83,280
Simon Property Group, Inc. (Real Estate Investment Trusts)	3,333	648,068
SL Green Realty Corp. (Real Estate Investment Trusts)	1,077	121,679
SLM Corp.* (Consumer Finance)	4,586	29,901
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	388	41,636
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	4,754	47,635
StanCorp Financial Group, Inc. (Insurance)	456	51,929
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	2,564	52,716
State Street Corp. (Capital Markets)	4,348	288,533
Stifel Financial Corp.* (Capital Markets)	744	31,516
Sun Communities, Inc. (Real Estate Investment Trusts)	626	42,900
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	2,244	28,028
SunTrust Banks, Inc. (Banks)	5,484	234,935
SVB Financial Group* (Banks)	556	66,108
Symetra Financial Corp. (Insurance)	1,028	32,660
Synchrony Financial* (Consumer Finance)	8,980	273,082
Synovus Financial Corp. (Banks)	1,406	45,526
T. Rowe Price Group, Inc. (Capital Markets)	2,701	193,094
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,022	33,419
Taubman Centers, Inc. (Real Estate Investment Trusts)	653	50,098
TCF Financial Corp. (Banks)	1,824	25,755
TD Ameritrade Holding Corp. (Capital Markets)	2,891	100,347
Texas Capital Bancshares, Inc.* (Banks)	494	24,413
The Allstate Corp. (Insurance)	4,169	258,853
The Bank of New York Mellon Corp. (Capital Markets)	11,770	485,159
The Charles Schwab Corp. (Capital Markets)	12,895	424,632
The Chubb Corp. (Insurance)	2,447	324,570
The GEO Group, Inc. (Real Estate Investment Trusts)	791	22,868
The Goldman Sachs Group, Inc. (Capital Markets)	4,273	770,122
The Hanover Insurance Group, Inc. (Insurance)	466	37,904
The Howard Hughes Corp.* (Real Estate Management & Development)	383	43,340
The Macerich Co. (Real Estate Investment Trusts)	1,450	117,001
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	1,234	71,782
The Progressive Corp. (Insurance)	6,299	200,308
The RMR Group, Inc.*—Class A (Real Estate Management & Development)	1	14
The St Joe Co.* (Real Estate Management & Development)	812	15,030

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 263

Common Stocks, continued

	Shares	Value
The Travelers Cos., Inc. (Insurance)	3,276	$369,729
The Western Union Co. (IT Services)	5,437	97,377
Torchmark Corp. (Insurance)	1,231	70,364
Trustmark Corp. (Banks)	723	16,658
Two Harbors Investment Corp. (Real Estate Investment Trusts)	3,924	31,784
U.S. Bancorp (Banks)	17,703	755,387
UDR, Inc. (Real Estate Investment Trusts)	2,822	106,023
UMB Financial Corp. (Banks)	451	20,994
Umpqua Holdings Corp. (Banks)	2,372	37,715
United Bankshares, Inc. (Banks)	702	25,967
Unum Group (Insurance)	2,617	87,120
Urban Edge Properties (Real Estate Investment Trusts)	996	23,356
Validus Holdings, Ltd. (Insurance)	881	40,781
Valley National Bancorp (Banks)	2,407	23,709
Ventas, Inc. (Real Estate Investment Trusts)	3,582	202,132
VEREIT, Inc. (Real Estate Investment Trusts)	9,742	77,157
Visa, Inc.—Class A (IT Services)	20,956	1,625,137
Vornado Realty Trust (Real Estate Investment Trusts)	1,909	190,824
Voya Financial, Inc. (Diversified Financial Services)	2,439	90,023
W.R. Berkley Corp. (Insurance)	1,065	58,309
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	893	25,593
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,003	23,901
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	729	19,727
Webster Financial Corp. (Banks)	988	36,744
Weingarten Realty Investors (Real Estate Investment Trusts)	1,224	42,326
Wells Fargo & Co. (Banks)	50,049	2,720,665
Welltower, Inc. (Real Estate Investment Trusts)	3,812	259,330
Western Alliance Bancorp* (Banks)	981	35,179
Weyerhaeuser Co. (Real Estate Investment Trusts)	5,493	164,680
White Mountains Insurance Group, Ltd. (Insurance)	63	45,789
Willis Group Holdings PLC (Insurance)	1,942	94,323
Wintrust Financial Corp. (Banks)	522	25,327
WisdomTree Investments, Inc. (Capital Markets)	1,233	19,333
WP Carey, Inc. (Real Estate Investment Trusts)	1,048	61,832
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,998	21,199
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,198	18,365
XL Group PLC (Insurance)	3,205	125,572
Zions Bancorp (Banks)	2,196	59,951
TOTAL COMMON STOCKS (Cost $24,973,294)		42,937,551

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $13,000	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000
TOTAL INVESTMENT SECURITIES (Cost $24,986,294)—100.0%		42,950,551
Net other assets (liabilities)—NM		(7,002)
NET ASSETS—100.0%		$42,943,549

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Banks	$13,255,171	30.9%
Capital Markets	4,616,369	10.7%
Consumer Finance	1,783,988	4.2%
Diversified Financial Services	4,211,585	9.9%
Insurance	6,968,921	16.2%
IT Services	2,760,372	6.4%
Real Estate Investment Trusts	8,782,076	20.4%
Real Estate Management & Development	370,818	0.9%
Thrifts & Mortgage Finance	188,251	0.4%
Other**	5,998	NM
Total	$42,943,549	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

264 :: ProFund VP Financials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$24,986,294
Securities, at value	42,937,551
Repurchase agreements, at value	13,000
Total Investment Securities, at value	42,950,551
Cash	1,549
Dividends and interest receivable	83,631
Receivable for capital shares issued	5,019
Receivable for investments sold	455,795
Prepaid expenses	124
TOTAL ASSETS	43,496,669

LIABILITIES:
Payable for investments purchased	25,885
Payable for capital shares redeemed	417,215
Advisory fees payable	21,850
Management services fees payable	2,913
Administration fees payable	1,360
Administrative services fees payable	16,920
Distribution fees payable	18,437
Transfer agency fees payable	3,838
Fund accounting fees payable	1,604
Compliance services fees payable	207
Other accrued expenses	42,891
TOTAL LIABILITIES	553,120
NET ASSETS	$42,943,549

NET ASSETS CONSIST OF:
Capital	$43,702,759
Accumulated net investment income (loss)	106,996
Accumulated net realized gains (losses) on investments	(18,830,463)
Net unrealized appreciation (depreciation) on investments	17,964,257
NET ASSETS	$42,943,549

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,387,304
Net Asset Value (offering and redemption price per share)	$30.95

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$714,307
Interest	23
TOTAL INVESTMENT INCOME	714,330

EXPENSES:
Advisory fees	274,295
Management services fees	36,572
Administration fees	13,516
Transfer agency fees	19,621
Administrative services fees	98,713
Distribution fees	91,432
Custody fees	9,959
Fund accounting fees	19,285
Trustee fees	826
Compliance services fees	447
Printing fees	39,009
Other fees	31,891
Total Gross Expenses before reductions	635,566
Expenses reduced and reimbursed by the Advisor	(21,145)
TOTAL NET EXPENSES	614,421
NET INVESTMENT INCOME (LOSS)	99,909

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,541,377
Change in net unrealized appreciation/depreciation on investments	(5,672,017)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,130,640)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,030,731)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 265

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$99,909	$110,861
Net realized gains (losses) on investments	3,541,377	1,604,380
Change in net unrealized appreciation/depreciation on investments	(5,672,017)	2,821,092
Change in net assets resulting from operations	(2,030,731)	4,536,333

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(103,774)	(77,054)
Change in net assets resulting from distributions	(103,774)	(77,054)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,851,727	33,045,861
Distributions reinvested	103,774	77,054
Value of shares redeemed	(45,097,581)	(38,275,311)
Change in net assets resulting from capital transactions	1,857,920	(5,152,396)
Change in net assets	(276,585)	(693,117)

NET ASSETS:
Beginning of period	43,220,134	43,913,251
End of period	$42,943,549	$43,220,134
Accumulated net investment income (loss)	$106,996	$110,861

SHARE TRANSACTIONS:
Issued	1,486,087	1,123,857
Reinvested	3,352	2,726
Redeemed	(1,472,687)	(1,325,223)
Change in shares	16,752	(198,640)

See accompanying notes to financial statements.

266 :: ProFund VP Financials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$31.53	$27.98	$21.27	$17.07	$19.81

Investment Activities:
Net investment income (loss)(a)	0.09	0.08	0.05	0.11	0.03
Net realized and unrealized gains (losses) on investments	(0.56)	3.53	6.76	4.11	(2.77)
Total income (loss) from investment activities	(0.47)	3.61	6.81	4.22	(2.74)

Distributions to Shareholders From:
Net investment income	(0.11)	(0.06)	(0.10)	(0.02)	—

Net Asset Value, End of Period	$30.95	$31.53	$27.98	$21.27	$17.07

Total Return	(1.49)%	12.92%	32.08%	24.73%	(13.83)%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.73%	1.78%	1.91%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.27%	0.27%	0.19%	0.55%	0.16%

Supplemental Data:
Net assets, end of period (000’s)	$42,944	$43,220	$43,913	$25,337	$17,953
Portfolio turnover rate(b)	97%	49%	72%	124%	48%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Health Care :: 267

ProFund VP Health Care seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 5.02%. For the same period, the Index had a return of 6.59%(1) and a volatility of 18.53%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Health Care	5.02%	18.61%	9.38%
Dow Jones U.S. Health Care Index	6.59%	20.46%	11.17%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Health Care	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.8%
Pfizer, Inc.	6.9%
Merck & Co., Inc.	5.1%
Gilead Sciences, Inc.	5.0%
Allergan PLC	4.2%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	36%
Biotechnology	28%
Health Care Equipment & Supplies	16%
Health Care Providers & Services	16%
Life Sciences Tools & Services	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

268 :: ProFund VP Health Care :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.2%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	40,041	$1,798,242
AbbVie, Inc. (Biotechnology)	43,879	2,599,392
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,047	94,523
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,462	91,317
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	2,142	76,362
Aetna, Inc. (Health Care Providers & Services)	9,360	1,012,003
Agios Pharmaceuticals, Inc.* (Biotechnology)	705	45,769
Akorn, Inc.* (Pharmaceuticals)	2,152	80,291
Alere, Inc.* (Health Care Equipment & Supplies)	2,316	90,532
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,049	1,153,847
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,941	127,815
Alkermes PLC* (Biotechnology)	4,030	319,901
Allergan PLC* (Pharmaceuticals)	10,577	3,305,313
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,978	186,209
Amgen, Inc. (Biotechnology)	20,248	3,286,859
AmSurg Corp.* (Health Care Providers & Services)	1,448	110,048
Anacor Pharmaceuticals, Inc.* (Biotechnology)	1,182	133,531
Anthem, Inc. (Health Care Providers & Services)	7,008	977,196
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,982	375,470
Baxalta, Inc. (Biotechnology)	14,570	568,667
Baxter International, Inc. (Health Care Equipment & Supplies)	14,682	560,118
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	5,657	871,687
Biogen, Inc.* (Biotechnology)	5,984	1,833,198
BioMarin Pharmaceutical, Inc.* (Biotechnology)	4,328	453,401
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	557	77,234
Bio-Techne Corp. (Life Sciences Tools & Services)	998	89,820
Bluebird Bio, Inc.* (Biotechnology)	984	63,192
Boston Scientific Corp.* (Health Care Equipment & Supplies)	36,105	665,776
Bristol-Myers Squibb Co. (Pharmaceuticals)	44,780	3,080,416
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	4,958	91,525
Bruker Corp.* (Life Sciences Tools & Services)	2,973	72,155
Catalent, Inc.* (Pharmaceuticals)	2,642	66,129
Celgene Corp.* (Biotechnology)	21,090	2,525,738
Centene Corp.* (Health Care Providers & Services)	3,200	210,592
Cepheid* (Biotechnology)	1,941	70,905
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,253	100,729
Cigna Corp. (Health Care Providers & Services)	6,916	1,012,018
Clovis Oncology, Inc.* (Biotechnology)	905	31,675
Community Health Systems, Inc.* (Health Care Providers & Services)	3,173	84,180
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	4,472	311,743
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	3,754	228,431
DexCom, Inc.* (Health Care Equipment & Supplies)	2,184	178,870
Dyax Corp.* (Biotechnology)	3,948	148,524
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	5,789	457,215
Eli Lilly & Co. (Pharmaceuticals)	26,195	2,207,191
Endo International PLC* (Pharmaceuticals)	5,588	342,097
Envision Healthcare Holdings, Inc.* (Health Care Providers & Services)	5,014	130,214
Express Scripts Holding Co.* (Health Care Providers & Services)	18,151	1,586,579
Gilead Sciences, Inc. (Biotechnology)	38,684	3,914,435
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,362	43,911
Halozyme Therapeutics, Inc.* (Biotechnology)	2,954	51,193
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,253	41,863
HCA Holdings, Inc.* (Health Care Providers & Services)	8,426	569,850
Health Net, Inc.* (Health Care Providers & Services)	2,073	141,918
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,931	67,334
HealthSouth Corp. (Health Care Providers & Services)	2,454	85,424
Henry Schein, Inc.* (Health Care Providers & Services)	2,227	352,289
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,521	73,099
Hologic, Inc.* (Health Care Equipment & Supplies)	6,606	255,586
Horizon Pharma PLC* (Pharmaceuticals)	3,890	84,296
Humana, Inc. (Health Care Providers & Services)	3,977	709,934
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,441	177,998
Illumina, Inc.* (Life Sciences Tools & Services)	3,928	753,960
Impax Laboratories, Inc.* (Pharmaceuticals)	1,780	76,113
Incyte Corp.* (Biotechnology)	4,545	492,905
Intercept Pharmaceuticals, Inc.* (Biotechnology)	464	69,298
Intrexon Corp. (Biotechnology)	1,344	40,522
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,002	547,252
Ionis Pharmaceuticals, Inc.* (Biotechnology)	3,225	199,724
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,649	231,783
Johnson & Johnson (Pharmaceuticals)	74,268	7,628,808
Juno Therapeutics, Inc.* (Biotechnology)	1,890	83,103
Kite Pharma, Inc.* (Biotechnology)	1,128	69,507
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	2,717	335,930
LifePoint Health, Inc.* (Health Care Providers & Services)	1,166	85,584
Magellan Health, Inc.* (Health Care Providers & Services)	685	42,237
Mallinckrodt PLC* (Pharmaceuticals)	3,114	232,398
MannKind Corp.* (Biotechnology)	7,235	10,491
Medivation, Inc.* (Biotechnology)	4,393	212,358
MEDNAX, Inc.* (Health Care Providers & Services)	2,523	180,798

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 269

Common Stocks, continued

	Shares	Value
Medtronic PLC (Health Care Equipment & Supplies)	37,744	$2,903,269
Merck & Co., Inc. (Pharmaceuticals)	74,980	3,960,444
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,098	66,023
Mylan N.V.* (Pharmaceuticals)	11,085	599,366
Myriad Genetics, Inc.* (Biotechnology)	1,873	80,839
Neurocrine Biosciences, Inc.* (Biotechnology)	2,127	120,324
Novavax, Inc.* (Biotechnology)	7,242	60,760
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,319	71,371
OPKO Health, Inc.* (Biotechnology)	8,552	85,948
Owens & Minor, Inc. (Health Care Providers & Services)	1,690	60,806
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	986	75,715
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,429	97,343
Patterson Cos., Inc. (Health Care Providers & Services)	2,243	101,406
Perrigo Co. PLC (Pharmaceuticals)	3,928	568,382
Pfizer, Inc. (Pharmaceuticals)	165,689	5,348,441
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,498	77,072
Puma Biotechnology, Inc.* (Biotechnology)	591	46,334
Quest Diagnostics, Inc. (Health Care Providers & Services)	3,847	273,676
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	2,575	176,800
Radius Health, Inc.* (Biotechnology)	910	56,001
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,082	1,130,255
ResMed, Inc. (Health Care Equipment & Supplies)	3,749	201,284
Seattle Genetics, Inc.* (Biotechnology)	2,882	129,344
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	1,500	164,355
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	7,587	468,649
STERIS PLC (Health Care Equipment & Supplies)	2,304	173,583
Stryker Corp. (Health Care Equipment & Supplies)	8,478	787,945
Team Health Holdings, Inc.* (Health Care Providers & Services)	1,948	85,498
Teleflex, Inc. (Health Care Equipment & Supplies)	1,115	146,567
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,677	81,113
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,306	175,265
Theravance, Inc. (Pharmaceuticals)	2,208	23,272
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	10,714	1,519,780
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	949	106,459
United Therapeutics Corp.* (Biotechnology)	1,226	192,004
UnitedHealth Group, Inc. (Health Care Providers & Services)	25,582	3,009,465
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	2,447	292,392
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,599	209,999
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,596	829,975
Waters Corp.* (Life Sciences Tools & Services)	2,193	295,134
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,182	92,444
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,935	116,526
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	4,596	471,504
Zoetis, Inc. (Pharmaceuticals)	12,296	589,224
TOTAL COMMON STOCKS (Cost $37,425,982)		77,968,896
TOTAL INVESTMENT SECURITIES (Cost $37,425,982)—100.2%		77,968,896
Net other assets (liabilities)—(0.2)%		(126,557)
NET ASSETS—100.0%		$77,842,339

*                 Non-income producing security

ProFund VP Health Care invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Biotechnology	$21,556,021	27.7%
Commercial Services & Supplies	67,334	0.1%
Health Care Equipment & Supplies	12,478,705	16.0%
Health Care Providers & Services	12,184,202	15.7%
Life Sciences Tools & Services	3,182,955	4.1%
Pharmaceuticals	28,499,679	36.6%
Other**	(126,557)	(0.2)%
Total	$77,842,339	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

270 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$37,425,982
Securities, at value	77,968,896
Total Investment Securities, at value	77,968,896
Dividends receivable	78,491
Receivable for capital shares issued	335,804
Prepaid expenses	372
TOTAL ASSETS	78,383,563

LIABILITIES:
Payable for capital shares redeemed	41,658
Cash overdraft	322,598
Advisory fees payable	49,652
Management services fees payable	6,620
Administration fees payable	2,392
Administrative services fees payable	26,397
Distribution fees payable	27,531
Trustee fees payable	9
Transfer agency fees payable	7,118
Fund accounting fees payable	2,821
Compliance services fees payable	431
Other accrued expenses	53,997
TOTAL LIABILITIES	541,224
NET ASSETS	$77,842,339

NET ASSETS CONSIST OF:
Capital	$44,530,790
Accumulated net realized gains (losses) on investments	(7,231,365)
Net unrealized appreciation (depreciation) on investments	40,542,914
NET ASSETS	$77,842,339

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,159,997
Net Asset Value (offering and redemption price per share)	$67.11

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$1,321,934
Interest	50
TOTAL INVESTMENT INCOME	1,321,984

EXPENSES:
Advisory fees	679,835
Management services fees	90,644
Administration fees	33,253
Transfer agency fees	48,009
Administrative services fees	258,698
Distribution fees	226,612
Custody fees	15,483
Fund accounting fees	43,254
Trustee fees	2,104
Compliance services fees	1,152
Other fees	97,568
Recoupment of prior expenses reduced by the Advisor	33,000
Total Gross Expenses before reductions	1,529,612
Expenses reduced and reimbursed by the Advisor	(6,782)
TOTAL NET EXPENSES	1,522,830
NET INVESTMENT INCOME (LOSS)	(200,846)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,129,509
Change in net unrealized appreciation/depreciation on investments	(1,111,352)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,018,157

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,817,311

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 271

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(200,846)	$(98,305)
Net realized gains (losses) on investments	4,129,509	480,773
Change in net unrealized appreciation/depreciation on investments	(1,111,352)	13,249,695
Change in net assets resulting from operations	2,817,311	13,632,163

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(48,831)
Change in net assets resulting from distributions	—	(48,831)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	58,710,695	65,318,806
Distributions reinvested	—	48,831
Value of shares redeemed	(68,287,121)	(52,387,792)
Change in net assets resulting from capital transactions	(9,576,426)	12,979,845
Change in net assets	(6,759,115)	26,563,177

NET ASSETS:
Beginning of period	84,601,454	58,038,277
End of period	$77,842,339	$84,601,454

SHARE TRANSACTIONS:
Issued	861,925	1,121,808
Reinvested	—	889
Redeemed	(1,025,813)	(921,289)
Change in shares	(163,888)	201,408

See accompanying notes to financial statements.

272 :: ProFund VP Health Care :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$63.90	$51.71	$37.12	$31.74	$28.91

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.08)	0.05	0.19	0.12
Net realized and unrealized gains (losses) on investments	3.36	12.31	14.69	5.32	2.80
Total income (loss) from investment activities	3.21	12.23	14.74	5.51	2.92

Distributions to Shareholders From:
Net investment income	—	(0.04)	(0.15)	(0.13)	(0.09)

Net Asset Value, End of Period	$67.11	$63.90	$51.71	$37.12	$31.74

Total Return	5.02%	23.67%	39.78%	17.41%	10.11%

Ratios to Average Net Assets:
Gross expenses	1.69%	1.69%	1.72%	1.81%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.22)%	(0.14)%	0.10%	0.54%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$77,842	$84,601	$58,038	$33,304	$24,292
Portfolio turnover rate(b)	47%	47%	62%	85%	136%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Industrials :: 273

ProFund VP Industrials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Industrials Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -3.42%. For the same period, the Index had a total return of -1.69%(1) and a volatility of 15.83%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Industrials	-3.42%	9.89%	6.21%
Dow Jones U.S. Industrials Index	-1.69%	11.64%	7.98%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Industrials	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	11.6%
3M Co.	3.7%
The Boeing Co.	3.6%
Honeywell International, Inc.	3.1%
United Technologies Corp.	3.1%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	59%
Software & Services	13%
Transportation	11%
Materials	6%
Commercial & Professional Services	6%
Technology Hardware & Equipment	4%
Pharmaceuticals & Biotechnology	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

274 :: ProFund VP Industrials :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	3,933	$592,467
A.O. Smith Corp. (Building Products)	483	37,003
Accenture PLC—Class A (IT Services)	3,994	417,374
Actuant Corp.—Class A (Machinery)	381	9,129
Acuity Brands, Inc. (Electrical Equipment)	274	64,061
AECOM* (Construction & Engineering)	976	29,309
AGCO Corp. (Machinery)	474	21,515
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,125	88,846
Air Lease Corp. (Trading Companies & Distributors)	594	19,887
Allegion PLC (Building Products)	604	39,816
Alliance Data Systems Corp.* (IT Services)	390	107,862
Allison Transmission Holdings, Inc. (Machinery)	1,088	28,168
AMETEK, Inc. (Electrical Equipment)	1,517	81,296
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,969	102,840
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	190	11,474
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	244	9,880
AptarGroup, Inc. (Containers & Packaging)	399	28,987
Armstrong World Industries, Inc.* (Building Products)	303	13,856
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	588	31,858
Automatic Data Processing, Inc. (IT Services)	2,956	250,432
Avery Dennison Corp. (Containers & Packaging)	592	37,095
Avnet, Inc. (Electronic Equipment, Instruments & Components)	846	36,243
Ball Corp. (Containers & Packaging)	875	63,639
BE Aerospace, Inc. (Aerospace & Defense)	662	28,049
Belden, Inc. (Electronic Equipment, Instruments & Components)	262	12,492
Bemis Co., Inc. (Containers & Packaging)	604	26,993
Berry Plastics Group, Inc.* (Containers & Packaging)	765	27,678
Booz Allen Hamilton Holding Corp. (IT Services)	727	22,428
Broadridge Financial Solutions, Inc. (IT Services)	756	40,620
BWX Technologies, Inc. (Aerospace & Defense)	675	21,445
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	924	57,306
Carlisle Cos., Inc. (Industrial Conglomerates)	416	36,895
Caterpillar, Inc. (Machinery)	3,728	253,356
CEB, Inc. (Professional Services)	202	12,401
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	594	23,160
Cintas Corp. (Commercial Services & Supplies)	567	51,625
CLARCOR, Inc. (Machinery)	315	15,649
Clean Harbors, Inc.* (Commercial Services & Supplies)	332	13,828
Cognex Corp. (Electronic Equipment, Instruments & Components)	550	18,574
Colfax Corp.* (Machinery)	635	14,827
Convergys Corp. (IT Services)	615	15,307
CoreLogic, Inc.* (IT Services)	572	19,368
CoStar Group, Inc.* (Internet Software & Services)	198	40,925
Covanta Holding Corp. (Commercial Services & Supplies)	854	13,228
Crane Co. (Machinery)	311	14,878
Crown Holdings, Inc.* (Containers & Packaging)	896	45,427
CSX Corp. (Road & Rail)	6,224	161,513
Cummins, Inc. (Machinery)	1,043	91,794
Curtiss-Wright Corp. (Aerospace & Defense)	287	19,660
Danaher Corp. (Industrial Conglomerates)	3,802	353,130
Deere & Co. (Machinery)	1,993	152,006
Deluxe Corp. (Commercial Services & Supplies)	310	16,907
DigitalGlobe, Inc.* (Aerospace & Defense)	417	6,530
Donaldson Co., Inc. (Machinery)	788	22,584
Dover Corp. (Machinery)	1,000	61,310
Eagle Materials, Inc. (Construction Materials)	316	19,096
Eaton Corp. PLC (Electrical Equipment)	2,967	154,403
EMCOR Group, Inc. (Construction & Engineering)	401	19,264
Emerson Electric Co. (Electrical Equipment)	4,174	199,641
EnerSys (Electrical Equipment)	278	15,549
Equifax, Inc. (Professional Services)	755	84,085
Essendant, Inc. (Commercial Services & Supplies)	231	7,510
Esterline Technologies Corp.* (Aerospace & Defense)	198	16,038
Euronet Worldwide, Inc.* (IT Services)	317	22,960
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,191	53,714
Fastenal Co. (Trading Companies & Distributors)	1,845	75,313
FedEx Corp. (Air Freight & Logistics)	1,683	250,750
FEI Co. (Electronic Equipment, Instruments & Components)	254	20,267
Fidelity National Information Services, Inc. (IT Services)	1,782	107,989
First Data Corp.* (IT Services)	1,147	18,375
Fiserv, Inc.* (IT Services)	1,454	132,983
FleetCor Technologies, Inc.* (IT Services)	500	71,465
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	887	24,898
Flowserve Corp. (Machinery)	838	35,263
Fluor Corp. (Construction & Engineering)	911	43,017
Fortune Brands Home & Security, Inc. (Building Products)	1,012	56,166
FTI Consulting, Inc.* (Professional Services)	262	9,081
GATX Corp. (Trading Companies & Distributors)	265	11,276
Generac Holdings, Inc.* (Electrical Equipment)	431	12,831
General Dynamics Corp. (Aerospace & Defense)	1,895	260,297
General Electric Co. (Industrial Conglomerates)	60,311	1,878,688
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	362	19,436
Genpact, Ltd.* (IT Services)	1,002	25,030
Global Payments, Inc. (IT Services)	832	53,672
Graco, Inc. (Machinery)	355	25,585
Graphic Packaging Holding Co. (Containers & Packaging)	2,099	26,930
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,170	35,135
Hexcel Corp. (Aerospace & Defense)	594	27,591
Hillenbrand, Inc. (Machinery)	402	11,911
Honeywell International, Inc. (Aerospace & Defense)	4,933	510,910
Hub Group, Inc.*—Class A (Air Freight & Logistics)	220	7,249
Hubbell, Inc.* (Electrical Equipment)	342	34,556

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 275

Common Stocks, continued

	Shares	Value
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	295	$37,421
IDEX Corp. (Machinery)	494	37,845
Illinois Tool Works, Inc. (Machinery)	2,096	194,258
Ingersoll-Rand PLC (Machinery)	1,672	92,445
International Paper Co. (Containers & Packaging)	2,643	99,641
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	224	19,972
Itron, Inc.* (Electronic Equipment, Instruments & Components)	234	8,466
ITT Corp. (Machinery)	581	21,102
J.B. Hunt Transport Services, Inc. (Road & Rail)	588	43,136
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,210	28,181
Jack Henry & Associates, Inc. (IT Services)	517	40,357
Jacobs Engineering Group, Inc.* (Construction & Engineering)	783	32,847
Joy Global, Inc. (Machinery)	614	7,743
Kansas City Southern (Road & Rail)	693	51,746
KBR, Inc. (Construction & Engineering)	928	15,702
Kennametal, Inc. (Machinery)	514	9,869
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,081	30,625
Kirby Corp.* (Marine)	343	18,049
KLX, Inc.* (Aerospace & Defense)	334	10,284
Knowles Corp.* (Electronic Equipment, Instruments & Components)	574	7,651
L-3 Communications Holdings, Inc. (Aerospace & Defense)	506	60,472
Landstar System, Inc. (Road & Rail)	270	15,836
Lennox International, Inc. (Building Products)	249	31,100
Lincoln Electric Holdings, Inc. (Machinery)	423	21,949
LinkedIn Corp.*—Class A (Internet Software & Services)	735	165,434
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	150	16,052
Lockheed Martin Corp. (Aerospace & Defense)	1,694	367,852
Louisiana-Pacific Corp.* (Paper & Forest Products)	919	16,551
Macquarie Infrastructure Corp. (Transportation Infrastructure)	478	34,703
ManpowerGroup, Inc. (Professional Services)	474	39,953
Martin Marietta Materials, Inc. (Construction Materials)	424	57,910
Masco Corp. (Building Products)	2,159	61,100
MAXIMUS, Inc. (IT Services)	419	23,569
MDU Resources Group, Inc. (Multi-Utilities)	1,251	22,918
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	184	62,400
Moog, Inc.*—Class A (Aerospace & Defense)	204	12,362
MRC Global, Inc.* (Trading Companies & Distributors)	646	8,333
MSA Safety, Inc. (Commercial Services & Supplies)	193	8,390
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	305	17,162
Mueller Industries, Inc. (Machinery)	364	9,864
National Instruments Corp. (Electronic Equipment, Instruments & Components)	635	18,218
Navistar International Corp.* (Machinery)	423	3,739
NeuStar, Inc.*—Class A (IT Services)	336	8,054
Nordson Corp. (Machinery)	342	21,939
Norfolk Southern Corp. (Road & Rail)	1,904	161,059
Northrop Grumman Corp. (Aerospace & Defense)	1,164	219,775
NOW, Inc.* (Trading Companies & Distributors)	680	10,758
Old Dominion Freight Line, Inc.* (Road & Rail)	446	26,345
Orbital ATK, Inc. (Aerospace & Defense)	375	33,503
Oshkosh Corp. (Machinery)	482	18,817
Owens Corning (Building Products)	743	34,943
Owens-Illinois, Inc.* (Containers & Packaging)	1,020	17,768
PACCAR, Inc. (Machinery)	2,253	106,792
Packaging Corp. of America (Containers & Packaging)	611	38,524
Parker-Hannifin Corp. (Machinery)	873	84,664
Paychex, Inc. (IT Services)	2,054	108,636
PayPal Holdings, Inc.* (IT Services)	7,102	257,093
Pentair PLC (Machinery)	1,150	56,960
PerkinElmer, Inc. (Life Sciences Tools & Services)	711	38,088
Precision Castparts Corp. (Aerospace & Defense)	884	205,097
Quanta Services, Inc.* (Construction & Engineering)	1,012	20,493
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,341	19,740
Raytheon Co. (Aerospace & Defense)	1,921	239,222
Regal Beloit Corp. (Electrical Equipment)	280	16,386
Republic Services, Inc. (Commercial Services & Supplies)	1,528	67,217
Robert Half International, Inc. (Professional Services)	851	40,116
Rockwell Automation, Inc. (Electrical Equipment)	846	86,808
Rockwell Collins, Inc. (Aerospace & Defense)	842	77,717
Roper Technologies, Inc. (Industrial Conglomerates)	637	120,896
Ryder System, Inc. (Road & Rail)	339	19,265
Sabre Corp. (IT Services)	1,058	29,592
Sealed Air Corp. (Containers & Packaging)	1,265	56,419
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,082	49,837
Silgan Holdings, Inc. (Containers & Packaging)	252	13,537
Sonoco Products Co. (Containers & Packaging)	638	26,075
Spirit AeroSystems Holdings, Inc.*—Class A (Aerospace & Defense)	808	40,457
SPX Corp. (Machinery)	254	2,370
SPX FLOW, Inc.* (Machinery)	256	7,145
Stericycle, Inc.* (Commercial Services & Supplies)	550	66,330
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,473	159,780
Teledyne Technologies, Inc.* (Aerospace & Defense)	218	19,337
Terex Corp. (Machinery)	688	12,714
Tetra Tech, Inc. (Commercial Services & Supplies)	376	9,784
Textron, Inc. (Aerospace & Defense)	1,757	73,812
The ADT Corp. (Commercial Services & Supplies)	1,047	34,530
The Advisory Board Co.* (Professional Services)	261	12,948
The Boeing Co. (Aerospace & Defense)	4,027	582,263
The Manitowoc Co., Inc. (Machinery)	877	13,462
The Sherwin-Williams Co. (Chemicals)	511	132,656
The Timken Co. (Machinery)	465	13,294
The Toro Co. (Machinery)	348	25,428
The Valspar Corp. (Chemicals)	471	39,069
Total System Services, Inc. (IT Services)	1,076	53,585

See accompanying notes to financial statements.

276 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Towers Watson & Co.—Class A (Professional Services)	446	$57,293
TransDigm Group, Inc.* (Aerospace & Defense)	340	77,673
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,601	34,341
Trinity Industries, Inc. (Machinery)	986	23,684
Triumph Group, Inc. (Aerospace & Defense)	311	12,362
Tyco International PLC (Commercial Services & Supplies)	2,698	86,039
Union Pacific Corp. (Road & Rail)	5,453	426,425
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	4,453	428,513
United Rentals, Inc.* (Trading Companies & Distributors)	603	43,742
United Technologies Corp. (Aerospace & Defense)	5,277	506,960
USG Corp.* (Building Products)	586	14,234
Valmont Industries, Inc. (Machinery)	155	16,433
Verisk Analytics, Inc.*—Class A (Professional Services)	986	75,804
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	869	10,471
Vulcan Materials Co. (Construction Materials)	855	81,199
W.W. Grainger, Inc. (Trading Companies & Distributors)	368	74,553
Wabtec Corp. (Machinery)	608	43,241
Waste Connections, Inc. (Commercial Services & Supplies)	781	43,986
Waste Management, Inc. (Commercial Services & Supplies)	2,647	141,270
Watsco, Inc. (Trading Companies & Distributors)	173	20,263
WESCO International, Inc.* (Trading Companies & Distributors)	263	11,488
WestRock Co. (Containers & Packaging)	1,646	75,091
WEX, Inc.* (IT Services)	239	21,128
Woodward, Inc. (Machinery)	362	17,977
Xerox Corp. (IT Services)	6,088	64,715
XPO Logistics, Inc.* (Air Freight & Logistics)	577	15,723
Xylem, Inc. (Machinery)	1,144	41,756
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	330	22,985
TOTAL COMMON STOCKS (Cost $9,674,199)		16,217,509
TOTAL INVESTMENT SECURITIES (Cost $9,674,199)—100.0%		16,217,509
Net other assets (liabilities)—NM		5,652
NET ASSETS—100.0%		$16,223,161

*                 Non-income producing security

ProFund VP Industrials invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$3,467,089	21.4%
Air Freight & Logistics	813,255	5.0%
Building Products	288,218	1.8%
Chemicals	171,725	1.1%
Commercial Services & Supplies	580,384	3.6%
Construction & Engineering	183,792	1.1%
Construction Materials	158,205	1.0%
Containers & Packaging	583,804	3.5%
Electrical Equipment	715,368	4.4%
Electronic Equipment, Instruments & Components	615,388	3.8%
Industrial Conglomerates	2,982,076	18.4%
Internet Software & Services	206,359	1.3%
IT Services	1,912,594	11.8%
Life Sciences Tools & Services	189,334	1.2%
Machinery	1,663,465	10.3%
Marine	18,049	0.1%
Multi-Utilities	22,918	0.1%
Paper & Forest Products	16,551	0.1%
Professional Services	331,681	2.0%
Road & Rail	924,761	5.7%
Trading Companies & Distributors	337,790	2.1%
Transportation Infrastructure	34,703	0.2%
Other**	5,652	NM
Total	$16,223,161	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 277

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$9,674,199
Securities, at value	16,217,509
Total Investment Securities, at value	16,217,509
Dividends receivable	27,234
Receivable for investments sold	288,556
Prepaid expenses	94
TOTAL ASSETS	16,533,393

LIABILITIES:
Payable for capital shares redeemed	231,419
Cash overdraft	44,887
Advisory fees payable	8,920
Management services fees payable	1,189
Administration fees payable	518
Administrative services fees payable	6,109
Distribution fees payable	5,619
Transfer agency fees payable	1,407
Fund accounting fees payable	611
Compliance services fees payable	73
Other accrued expenses	9,480
TOTAL LIABILITIES	310,232
NET ASSETS	$16,223,161

NET ASSETS CONSIST OF:
Capital	$12,761,902
Accumulated net investment income (loss)	34,214
Accumulated net realized gains (losses) on investments	(3,116,265)
Net unrealized appreciation (depreciation) on investments	6,543,310
NET ASSETS	$16,223,161

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	278,786
Net Asset Value (offering and redemption price per share)	$58.19

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$300,228
Interest	9
Foreign tax withholding	(16)
TOTAL INVESTMENT INCOME	300,221

EXPENSES:
Advisory fees	118,286
Management services fees	15,771
Administration fees	5,820
Transfer agency fees	8,380
Administrative services fees	47,107
Distribution fees	39,429
Custody fees	4,028
Fund accounting fees	9,090
Trustee fees	383
Compliance services fees	176
Other fees	17,129
Total Gross Expenses before reductions	265,599
Expenses reduced and reimbursed by the Advisor	(637)
TOTAL NET EXPENSES	264,962
NET INVESTMENT INCOME (LOSS)	35,259

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,627,432
Change in net unrealized appreciation/depreciation on investments	(3,519,505)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(892,073)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(856,814)

See accompanying notes to financial statements.

278 :: ProFund VP Industrials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$35,259	$22,066
Net realized gains (losses) on investments	2,627,432	1,328,229
Change in net unrealized appreciation/depreciation on investments	(3,519,505)	(937,708)
Change in net assets resulting from operations	(856,814)	412,587

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,641)	(43,202)
Change in net assets resulting from distributions	(20,641)	(43,202)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,920,344	16,795,911
Distributions reinvested	20,641	43,202
Value of shares redeemed	(22,355,627)	(28,019,058)
Change in net assets resulting from capital transactions	(1,414,642)	(11,179,945)
Change in net assets	(2,292,097)	(10,810,560)

NET ASSETS:
Beginning of period	18,515,258	29,325,818
End of period	$16,223,161	$18,515,258
Accumulated net investment income (loss)	$34,214	$23,646

SHARE TRANSACTIONS:
Issued	344,958	290,623
Reinvested	341	748
Redeemed	(373,517)	(496,552)
Change in shares	(28,218)	(205,181)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Industrials :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$60.31	$57.26	$41.66	$36.07	$36.82

Investment Activities:
Net investment income (loss)(a)	0.13	0.06	0.11	0.23	0.09
Net realized and unrealized gains (losses) on investments	(2.19)	3.13	15.74	5.46	(0.74)
Total income (loss) from investment activities	(2.06)	3.19	15.85	5.69	(0.65)

Distributions to Shareholders From:
Net investment income	(0.06)	(0.14)	(0.25)	(0.10)	(0.10)

Net Asset Value, End of Period	$58.19	$60.31	$57.26	$41.66	$36.07

Total Return	(3.42)%	5.58%	38.19%	15.80%	(1.79)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.77%	1.81%	1.94%	1.90%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.22%	0.11%	0.22%	0.59%	0.23%

Supplemental Data:
Net assets, end of period (000’s)	$16,223	$18,515	$29,326	$13,765	$10,695
Portfolio turnover rate(b)	121%	54%	106%	141%	247%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

280 :: ProFund VP Internet :: Management Discussion of Fund Performance

ProFund VP Internet seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 20.35%. For the same period, the Index had a total return of 22.40%(1) and a volatility of 18.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Internet	20.35%	15.53%	11.77%
Dow Jones Internet Composite Index	22.40%	17.52%	13.63%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Internet	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	10.3%
Alphabet, Inc.	10.1%
Facebook, Inc.	10.0%
Salesforce.com, Inc.	4.9%
Netflix, Inc.	4.7%

Dow Jones Internet Composite Index — Composition

% of Index
Internet Software & Services	49%
Internet & Catalog Retail	21%
Software	10%
Communications Equipment	5%
IT Services	5%
Capital Markets	5%
Health Care Technology	3%
Diversified Telecommunication	1%
Diversified Consumer Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Internet :: 281

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.0%)

	Shares	Value
2U, Inc.* (Diversified Consumer Services)	6,060	$169,559
Akamai Technologies, Inc.* (Internet Software & Services)	8,995	473,407
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	18,549	285,284
Alphabet, Inc.*—Class A (Internet Software & Services)	1,332	1,036,308
Alphabet, Inc.*—Class C (Internet Software & Services)	1,362	1,033,595
Amazon.com, Inc.* (Internet & Catalog Retail)	3,118	2,107,425
Arista Networks, Inc.* (Communications Equipment)	3,620	281,781
Bazaarvoice, Inc.* (Internet Software & Services)	21,470	94,039
Blucora, Inc.* (Internet Software & Services)	11,377	111,495
Citrix Systems, Inc.* (Software)	6,891	521,304
Cornerstone OnDemand, Inc.* (Internet Software & Services)	6,114	211,116
Demandware, Inc.* (Internet Software & Services)	4,271	230,506
E*TRADE Financial Corp.* (Capital Markets)	15,506	459,598
EarthLink Holdings Corp. (Internet Software & Services)	19,702	146,386
eBay, Inc.* (Internet Software & Services)	29,208	802,636
Ebix, Inc. (Software)	4,784	156,867
Endurance International Group Holdings, Inc.* (Internet Software & Services)	11,582	126,591
Expedia, Inc. (Internet & Catalog Retail)	5,088	632,438
Facebook, Inc.*—Class A (Internet Software & Services)	19,672	2,058,871
Groupon, Inc.* (Internet & Catalog Retail)	64,143	196,919
IAC/InterActiveCorp (Internet Software & Services)	5,747	345,107
j2 Global, Inc. (Internet Software & Services)	3,886	319,896
Juniper Networks, Inc. (Communications Equipment)	17,096	471,850
LinkedIn Corp.*—Class A (Internet Software & Services)	3,331	749,741
Netflix, Inc.* (Internet & Catalog Retail)	8,510	973,374
NETGEAR, Inc.* (Communications Equipment)	4,473	187,463
NetSuite, Inc.* (Software)	3,504	296,508
Pandora Media, Inc.* (Internet Software & Services)	20,298	272,196
PayPal Holdings, Inc.* (IT Services)	26,134	946,051
Rackspace Hosting, Inc.* (Internet Software & Services)	10,488	265,556
salesforce.com, Inc.* (Software)	12,860	1,008,225
Sonus Networks, Inc.* (Communications Equipment)	15,295	109,053
TD Ameritrade Holding Corp. (Capital Markets)	13,531	469,661
TripAdvisor, Inc.* (Internet & Catalog Retail)	5,739	489,250
TrueCar, Inc.* (Internet Software & Services)	15,279	145,762
Twitter, Inc.* (Internet Software & Services)	23,871	552,375
Veeva Systems, Inc.*—Class A (Health Care Technology)	8,807	254,082
VeriSign, Inc.* (Internet Software & Services)	5,098	445,361
Vonage Holdings Corp.* (Diversified Telecommunication Services)	29,712	170,547
Web.com Group, Inc.* (Internet Software & Services)	7,913	158,339
Yahoo!, Inc.* (Internet Software & Services)	23,579	784,238
TOTAL COMMON STOCKS (Cost $13,547,148)		20,550,760

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $48,001	$48,000	$48,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,000)		48,000
TOTAL INVESTMENT SECURITIES (Cost $13,595,148)—100.2%		20,598,760
Net other assets (liabilities)—(0.2)%		(38,850)
NET ASSETS—100.0%		$20,559,910

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Capital Markets	$929,259	4.5%
Communications Equipment	1,050,147	5.1%
Diversified Consumer Services	169,559	0.8%
Diversified Telecommunication Services	170,547	0.8%
Health Care Technology	539,366	2.6%
Internet & Catalog Retail	4,399,406	21.4%
Internet Software & Services	10,363,521	50.5%
IT Services	946,051	4.6%
Software	1,982,904	9.7%
Other**	9,150	NM
Total	$20,559,910	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

282 :: ProFund VP Internet :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$13,595,148
Securities, at value	20,550,760
Repurchase agreements, at value	48,000
Total Investment Securities, at value	20,598,760
Cash	169
Dividends and interest receivable	900
Receivable for investments sold	2,699,577
Prepaid expenses	39
TOTAL ASSETS	23,299,445

LIABILITIES:
Payable for capital shares redeemed	2,689,426
Advisory fees payable	16,190
Management services fees payable	2,159
Administration fees payable	712
Administrative services fees payable	8,801
Distribution fees payable	9,209
Transfer agency fees payable	2,050
Fund accounting fees payable	840
Compliance services fees payable	105
Other accrued expenses	10,043
TOTAL LIABILITIES	2,739,535
NET ASSETS	$20,559,910

NET ASSETS CONSIST OF:
Capital	$14,374,944
Accumulated net investment income (loss)	1,968
Accumulated net realized gains (losses) on investments	(820,614)
Net unrealized appreciation (depreciation) on investments	7,003,612
NET ASSETS	$20,559,910

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	249,286
Net Asset Value (offering and redemption price per share)	$82.48

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$33,694
Interest	14
TOTAL INVESTMENT INCOME	33,708

EXPENSES:
Advisory fees	105,219
Management services fees	14,029
Administration fees	5,197
Transfer agency fees	7,541
Administrative services fees	39,184
Distribution fees	35,073
Custody fees	2,908
Fund accounting fees	6,687
Trustee fees	306
Compliance services fees	186
Other fees	15,599
Recoupment of prior expenses reduced by the Advisor	3,763
TOTAL NET EXPENSES	235,692
NET INVESTMENT INCOME (LOSS)	(201,984)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	102,993
Change in net unrealized appreciation/depreciation on investments	2,183,809
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,286,802

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,084,818

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 283

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(201,984)	$(167,251)
Net realized gains (losses) on investments	102,993	1,252,343
Change in net unrealized appreciation/depreciation on investments	2,183,809	(1,638,196)
Change in net assets resulting from operations	2,084,818	(553,104)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,108,387)	(525,426)
Change in net assets resulting from distributions	(1,108,387)	(525,426)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,254,599	19,396,411
Distributions reinvested	1,108,387	525,426
Value of shares redeemed	(23,798,124)	(25,491,859)
Change in net assets resulting from capital transactions	11,564,862	(5,570,022)
Change in net assets	12,541,293	(6,648,552)

NET ASSETS:
Beginning of period	8,018,617	14,667,169
End of period	$20,559,910	$8,018,617
Accumulated net investment income (loss)	$1,968	$1,992

SHARE TRANSACTIONS:
Issued	430,332	243,989
Reinvested	14,980	7,252
Redeemed	(299,517)	(329,762)
Change in shares	145,795	(78,521)

See accompanying notes to financial statements.

284 :: ProFund VP Internet :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$77.48	$80.58	$59.70	$54.92	$60.73

Investment Activities:
Net investment income (loss)(a)	(1.14)	(1.12)	(0.97)	(0.76)	(0.86)
Net realized and unrealized gains (losses) on investments	15.81	1.76 (b)	29.14	11.09	(3.14)
Total income (loss) from investment activities	14.67	0.64	28.17	10.33	(4.00)

Distributions to Shareholders From:
Net realized gains on investments	(9.67)	(3.74)	(7.29)	(5.55)	(1.81)

Net Asset Value, End of Period	$82.48	$77.48	$80.58	$59.70	$54.92

Total Return	20.35%	1.12%	51.71%	19.76%	(6.91)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.74%	1.76%	1.93%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.44)%	(1.44)%	(1.42)%	(1.33)%	(1.42)%

Supplemental Data:
Net assets, end of period (000’s)	$20,560	$8,019	$14,667	$6,726	$4,494
Portfolio turnover rate(c)	157%	170%	194%	189%	95%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Oil & Gas :: 285

ProFund VP Oil & Gas seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -23.37%. For the same period, the Index had a total return of -22.03%(1) and a volatility of 25.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and service, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Oil & Gas	-23.37%	-2.27%	2.02%
Dow Jones U.S. Oil & Gas Index	-22.03%	-0.55%	3.80%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Oil & Gas	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements	6%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	24.1%
Chevron Corp.	12.6%
Schlumberger, Ltd.	6.5%
ConocoPhillips	4.3%
Occidental Petroleum Corp.	3.8%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	83%
Energy Equipment & Services	17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

286 :: ProFund VP Oil & Gas :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (94.5%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,180	$737,444
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,316	50,489
Apache Corp. (Oil, Gas & Consumable Fuels)	11,293	502,200
Archrock, Inc. (Energy Equipment & Services)	2,072	15,581
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,738	17,780
Baker Hughes, Inc. (Energy Equipment & Services)	13,028	601,242
Bristow Group, Inc. (Energy Equipment & Services)	1,043	27,014
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	12,364	218,719
California Resources Corp. (Oil, Gas & Consumable Fuels)	9,386	21,869
Cameron International Corp.* (Energy Equipment & Services)	5,711	360,935
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,623	48,008
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,054	262,762
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	15,462	69,579
Chevron Corp. (Oil, Gas & Consumable Fuels)	56,225	5,058,001
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,825	252,499
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,032	54,173
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	11,622	232,440
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,857	358,161
ConocoPhillips (Oil, Gas & Consumable Fuels)	36,884	1,722,114
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,453	56,370
Core Laboratories N.V. (Energy Equipment & Services)	1,265	137,556
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	10,493	21,196
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	11,543	369,376
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	1,925	40,618
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,994	133,399
Dril-Quip, Inc.* (Energy Equipment & Services)	1,148	67,996
Energen Corp. (Oil, Gas & Consumable Fuels)	2,353	96,449
Ensco PLCADR—Class A (Energy Equipment & Services)	7,039	108,330
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	16,420	1,162,372
EQT Corp. (Oil, Gas & Consumable Fuels)	4,557	237,556
Exterran Corp.* (Energy Equipment & Services)	1,049	16,837
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	124,364	9,694,175
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,264	149,401
FMC Technologies, Inc.* (Energy Equipment & Services)	6,813	197,645
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,233	79,435
Halliburton Co. (Energy Equipment & Services)	25,565	870,232
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,219	172,377
Hess Corp. (Oil, Gas & Consumable Fuels)	7,180	348,086
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,465	217,999
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	54,664	815,587
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	20,234	254,746
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,924	825,500
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	4,832	108,478
Nabors Industries, Ltd. (Energy Equipment & Services)	8,469	72,071
National Oilwell Varco, Inc. (Energy Equipment & Services)	11,223	375,858
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	4,831	157,297
Noble Corp. PLC (Energy Equipment & Services)	7,231	76,287
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	12,712	418,606
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,157	30,637
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	22,817	1,542,657
Oceaneering International, Inc. (Energy Equipment & Services)	2,926	109,784
OGE Energy Corp. (Electric Utilities)	5,969	156,925
Oil States International, Inc.* (Energy Equipment & Services)	1,518	41,366
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,251	154,150
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,398	66,322
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	2,919	107,449
Phillips 66 (Oil, Gas & Consumable Fuels)	14,185	1,160,333
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,460	559,195
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	4,806	64,400
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,062	124,576
Rowan Cos. PLC—Class A (Energy Equipment & Services)	3,730	63,224
Schlumberger, Ltd. (Energy Equipment & Services)	37,672	2,627,621
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,335	38,528
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,033	39,969
SolarCity Corp.* (Electrical Equipment)	1,780	90,816

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 287

Common Stocks, continued

	Shares	Value
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	11,484	$81,651
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	20,060	480,236
Superior Energy Services, Inc. (Energy Equipment & Services)	4,502	60,642
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,454	39,345
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,409	13,907
Tesoro Corp. (Oil, Gas & Consumable Fuels)	3,594	378,700
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	20,382	523,817
Transocean, Ltd. (Energy Equipment & Services)	10,215	126,462
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,597	29,912
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,579	11,448
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	14,386	1,017,234
Weatherford International PLC* (Energy Equipment & Services)	23,275	195,277
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,068	73,662
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	6,099	57,575
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,113	81,266
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,991	40,128
TOTAL COMMON STOCKS (Cost $20,365,365)		38,082,059
TOTAL INVESTMENT SECURITIES (Cost $20,365,365)—94.5%		38,082,059
Net other assets (liabilities)—5.5%		2,217,784
NET ASSETS—100.0%		$40,299,843

*                 Non-income producing security

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	1/25/16	0.69%	$2,229,732	$(268)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Oil & Gas invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Electric Utilities	$156,925	0.4%
Electrical Equipment	90,816	0.2%
Energy Equipment & Services	6,478,969	16.1%
Oil, Gas & Consumable Fuels	31,205,948	77.4%
Semiconductors & Semiconductor Equipment	149,401	0.4%
Other**	2,217,784	5.5%
Total	$40,299,843	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

288 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$20,365,365
Securities, at value	38,082,059
Total Investment Securities, at value	38,082,059
Dividends receivable	37,435
Receivable for capital shares issued	978,328
Receivable for investments sold	1,403,205
Prepaid expenses	218
TOTAL ASSETS	40,501,245

LIABILITIES:
Payable for capital shares redeemed	10,671
Cash overdraft	41,514
Unrealized loss on swap agreements	268
Advisory fees payable	41,092
Management services fees payable	5,479
Administration fees payable	1,239
Administrative services fees payable	19,485
Distribution fees payable	19,214
Transfer agency fees payable	3,849
Fund accounting fees payable	1,462
Compliance services fees payable	217
Other accrued expenses	56,912
TOTAL LIABILITIES	201,402
NET ASSETS	$40,299,843

NET ASSETS CONSIST OF:
Capital	$30,158,028
Accumulated net investment income (loss)	652,827
Accumulated net realized gains (losses) on investments	(8,227,438)
Net unrealized appreciation (depreciation) on investments	17,716,426
NET ASSETS	$40,299,843

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,278,398
Net Asset Value (offering and redemption price per share)	$31.52

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$1,495,735
Interest	35
Foreign tax withholding	(471)
TOTAL INVESTMENT INCOME	1,495,299

EXPENSES:
Advisory fees	378,990
Management services fees	50,532
Administration fees	18,549
Transfer agency fees	26,804
Administrative services fees	140,793
Distribution fees	126,330
Custody fees	8,393
Fund accounting fees	24,542
Trustee fees	1,211
Compliance services fees	581
Other fees	80,094
Total Gross Expenses before reductions	856,819
Expenses reduced and reimbursed by the Advisor	(7,881)
TOTAL NET EXPENSES	848,938
NET INVESTMENT INCOME (LOSS)	646,361

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,545,530)
Change in net unrealized appreciation/depreciation on investments	(10,902,738)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(13,448,268)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,801,907)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 289

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$646,361	$355,267
Net realized gains (losses) on investments	(2,545,530)	4,457,515
Change in net unrealized appreciation/depreciation on investments	(10,902,738)	(11,343,443)
Change in net assets resulting from operations	(12,801,907)	(6,530,661)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(347,063)	(253,665)
Net realized gains on investments	(4,389,559)	(4,103,249)
Change in net assets resulting from distributions	(4,736,622)	(4,356,914)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	31,587,769	46,407,343
Distributions reinvested	4,736,622	4,356,914
Value of shares redeemed	(32,846,179)	(44,404,366)
Change in net assets resulting from capital transactions	3,478,212	6,359,891
Change in net assets	(14,060,317)	(4,527,684)

NET ASSETS:
Beginning of period	54,360,160	58,887,844
End of period	$40,299,843	$54,360,160
Accumulated net investment income (loss)	$652,827	$355,266

SHARE TRANSACTIONS:
Issued	809,444	904,412
Reinvested	110,514	81,912
Redeemed	(861,691)	(867,401)
Change in shares	58,267	118,923

See accompanying notes to financial statements.

290 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$44.55	$53.48	$45.02	$47.47	$46.49

Investment Activities:
Net investment income (loss)(a)	0.50	0.31	0.21	0.18	0.04
Net realized and unrealized gains (losses) on investments	(9.97)	(5.51)	10.34	1.12	1.00
Total income (loss) from investment activities	(9.47)	(5.20)	10.55	1.30	1.04

Distributions to Shareholders From:
Net investment income	(0.26)	(0.22)	(0.21)	(0.05)	(0.06)
Net realized gains on investments	(3.30)	(3.51)	(1.88)	(3.70)	—
Total distributions	(3.56)	(3.73)	(2.09)	(3.75)	(0.06)

Net Asset Value, End of Period	$31.52	$44.55	$53.48	$45.02	$47.47

Total Return	(23.37)%	(10.87)%	24.07%	2.90%	2.25%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.77%	1.76%	1.86%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.28%	0.59%	0.43%	0.39%	0.08%

Supplemental Data:
Net assets, end of period (000’s)	$40,300	$54,360	$58,888	$57,560	$69,061
Portfolio turnover rate(b)	32%	44%	19%	68%	73%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Pharmaceuticals :: 291

ProFund VP Pharmaceuticals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 4.44%. For the same period, the Index had a total return of 6.21%(1) and a volatility of 17.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Pharmaceuticals	4.44%	16.34%	8.75%
Dow Jones U.S. Pharmaceuticals Index	6.21%	18.47%	10.75%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Pharmaceuticals	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	40%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	15.9%
Pfizer, Inc.	11.2%
Merck & Co., Inc.	8.3%
Allergan PLC	6.9%
Bristol-Myers Squibb Co.	6.4%

Dow Jones U.S. Pharmaceuticals
Index — Composition

% of Index
Pharmaceuticals	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

292 :: ProFund VP Pharmaceuticals :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (59.8%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	1,369	$51,077
Allergan PLC* (Pharmaceuticals)	6,776	2,117,500
Anacor Pharmaceuticals, Inc.* (Biotechnology)	801	90,489
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,692	1,973,723
Catalent, Inc.* (Pharmaceuticals)	1,661	41,575
Eli Lilly & Co. (Pharmaceuticals)	16,846	1,419,444
Endo International PLC* (Pharmaceuticals)	3,533	216,290
Horizon Pharma PLC* (Pharmaceuticals)	2,532	54,868
Impax Laboratories, Inc.* (Pharmaceuticals)	1,089	46,566
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,067	149,978
Johnson & Johnson (Pharmaceuticals)	47,663	4,895,943
Mallinckrodt PLC* (Pharmaceuticals)	2,048	152,842
Merck & Co., Inc. (Pharmaceuticals)	48,078	2,539,480
Mylan N.V.* (Pharmaceuticals)	7,087	383,194
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	590	45,306
Perrigo Co. PLC (Pharmaceuticals)	2,573	372,313
Pfizer, Inc. (Pharmaceuticals)	106,342	3,432,720
Theravance, Inc. (Pharmaceuticals)	1,429	15,062
Zoetis, Inc. (Pharmaceuticals)	7,914	379,239
TOTAL COMMON STOCKS (Cost $11,080,558)		18,377,609

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $81,002	$81,000	$81,000
TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000
TOTAL INVESTMENT SECURITIES (Cost $11,161,558)—60.1%		18,458,609
Net other assets (liabilities)—39.9%		12,251,339
NET ASSETS—100.0%		$30,709,948

*      Non-income producing security

(a)   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	1/25/16	0.69%	$12,298,524	$(1,476)

^      Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Biotechnology	$90,489	0.3%
Pharmaceuticals	18,287,120	59.5%
Other**	12,332,339	40.2%
Total	$30,709,948	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 293

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$11,161,558
Securities, at value	18,377,609
Repurchase agreements, at value	81,000
Total Investment Securities, at value	18,458,609
Cash	954
Dividends and interest receivable	54,004
Receivable for capital shares issued	95,081
Receivable for investments sold	12,207,314
Prepaid expenses	168
TOTAL ASSETS	30,816,130

LIABILITIES:
Payable for capital shares redeemed	12,109
Unrealized loss on swap agreements	1,476
Advisory fees payable	16,660
Management services fees payable	2,221
Administration fees payable	935
Administrative services fees payable	15,985
Distribution fees payable	15,794
Transfer agency fees payable	2,770
Fund accounting fees payable	1,103
Compliance services fees payable	167
Other accrued expenses	36,962
TOTAL LIABILITIES	106,182
NET ASSETS	$30,709,948

NET ASSETS CONSIST OF:
Capital	$25,543,267
Accumulated net investment income (loss)	219,393
Accumulated net realized gains (losses) on investments	(2,348,287)
Net unrealized appreciation (depreciation) on investments	7,295,575
NET ASSETS	$30,709,948

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	778,135
Net Asset Value (offering and redemption price per share)	$39.47

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$844,457
Interest	98
TOTAL INVESTMENT INCOME	844,555

EXPENSES:
Advisory fees	279,089
Management services fees	37,212
Administration fees	13,724
Transfer agency fees	19,783
Administrative services fees	100,124
Distribution fees	93,030
Custody fees	6,191
Fund accounting fees	17,702
Trustee fees	875
Compliance services fees	474
Other fees	63,540
Recoupment of prior expenses reduced by the Advisor	8,000
Total Gross Expenses before reductions	639,744
Expenses reduced and reimbursed by the Advisor	(14,582)
TOTAL NET EXPENSES	625,162
NET INVESTMENT INCOME (LOSS)	219,393

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,182,709
Net realized gains (losses) on swap agreements	136,621
Change in net unrealized appreciation/depreciation on investments	(611,642)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	707,688

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$927,081

See accompanying notes to financial statements.

294 :: ProFund VP Pharmaceuticals :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$219,393	$191,145
Net realized gains (losses) on investments	1,319,330	1,011,730
Change in net unrealized appreciation/depreciation on investments	(611,642)	2,728,877
Change in net assets resulting from operations	927,081	3,931,752

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(191,145)	(194,938)
Net realized gains on investments	(966,345)	(973,226)
Change in net assets resulting from distributions	(1,157,490)	(1,168,164)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,177,349	44,195,077
Distributions reinvested	1,157,490	1,168,164
Value of shares redeemed	(43,305,595)	(35,054,446)
Change in net assets resulting from capital transactions	(1,970,756)	10,308,795
Change in net assets	(2,201,165)	13,072,383

NET ASSETS:
Beginning of period	32,911,113	19,838,730
End of period	$30,709,948	$32,911,113
Accumulated net investment income (loss)	$219,393	$191,145

SHARE TRANSACTIONS:
Issued	990,887	1,186,739
Reinvested	29,127	33,111
Redeemed	(1,088,221)	(953,797)
Change in shares	(68,207)	266,053

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Pharmaceuticals :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$38.89	$34.19	$27.62	$25.05	$22.09

Investment Activities:
Net investment income (loss)(a)	0.24	0.28	0.35	0.48	0.41
Net realized and unrealized gains (losses) on investments	1.50	6.16	8.16	2.46	3.08
Total income (loss) from investment activities	1.74	6.44	8.51	2.94	3.49

Distributions to Shareholders From:
Net investment income	(0.19)	(0.29)	(0.52)	(0.37)	(0.53)
Net realized gains on investments	(0.97)	(1.45)	(1.42)	—	—
Total distributions	(1.16)	(1.74)	(1.94)	(0.37)	(0.53)

Net Asset Value, End of Period	$39.47	$38.89	$34.19	$27.62	$25.05

Total Return	4.44%	19.36%	31.63%	11.86%	16.13%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.71%	1.74%	1.85%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.59%	0.75%	1.12%	1.83%	1.74%

Supplemental Data:
Net assets, end of period (000’s)	$30,710	$32,911	$19,839	$13,341	$26,906
Portfolio turnover rate(b)	254%	256%	275%	351%	411%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

296 :: ProFund VP Precious Metals :: Management Discussion of Fund Performance

ProFund VP Precious Metals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -32.85%. For the same period, the Index had a return of -31.15%(1) and a volatility of 44.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Precious Metals	-32.85%	-26.19%	-9.75%
Dow Jones Precious Metals Index	-31.15%	-24.46%	-7.67%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Precious Metals	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	86%
Silver	10%
Precious Metals & Minerals	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Precious Metals :: 297

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (90.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $15,930,365	$15,930,000	$15,930,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,930,000)		15,930,000
TOTAL INVESTMENT SECURITIES (Cost $15,930,000)—90.9%		15,930,000
Net other assets (liabilities)—9.1%		1,585,411
NET ASSETS—100.0%		$17,515,411

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $3,286,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	1/25/16	0.89%	$7,008,254	$(158,687)
Dow Jones Precious Metals Index	UBS AG	1/25/16	0.99%	10,504,281	(197,712)
				$17,512,535	$(356,399)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

298 :: ProFund VP Precious Metals :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$15,930,000
Repurchase agreements, at value	15,930,000
Total Investment Securities, at value	15,930,000
Cash	783
Interest receivable	91
Receivable for capital shares issued	1,988,140
Prepaid expenses	104
TOTAL ASSETS	17,919,118

LIABILITIES:
Payable for capital shares redeemed	1,274
Unrealized loss on swap agreements	356,399
Advisory fees payable	7,580
Management services fees payable	1,011
Administration fees payable	503
Administrative services fees payable	7,104
Distribution fees payable	6,542
Transfer agency fees payable	1,461
Fund accounting fees payable	593
Compliance services fees payable	85
Other accrued expenses	21,155
TOTAL LIABILITIES	403,707
NET ASSETS	$17,515,411

NET ASSETS CONSIST OF:
Capital	$96,865,025
Accumulated net realized gains (losses) on investments	(78,993,215)
Net unrealized appreciation (depreciation) on investments	(356,399)
NET ASSETS	$17,515,411

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,455,150
Net Asset Value (offering and redemption price per share)	$12.04

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$9,456

EXPENSES:
Advisory fees	164,633
Management services fees	21,951
Administration fees	8,084
Transfer agency fees	11,710
Administrative services fees	66,118
Distribution fees	54,878
Custody fees	4,316
Fund accounting fees	10,661
Trustee fees	535
Compliance services fees	221
Printing fees	25,176
Other fees	18,298
Total Gross Expenses before reductions	386,581
Expenses reduced and reimbursed by the Advisor	(17,802)
TOTAL NET EXPENSES	368,779
NET INVESTMENT INCOME (LOSS)	(359,323)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(5,756,210)
Change in net unrealized appreciation/depreciation on investments	(1,543,855)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,300,065)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,659,388)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 299

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(359,323)	$(602,916)
Net realized gains (losses) on investments	(5,756,210)	(7,318,920)
Change in net unrealized appreciation/depreciation on investments	(1,543,855)	(371,635)
Change in net assets resulting from operations	(7,659,388)	(8,293,471)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	73,510,506	69,095,099
Value of shares redeemed	(73,547,363)	(74,456,455)
Change in net assets resulting from capital transactions	(36,857)	(5,361,356)
Change in net assets	(7,696,245)	(13,654,827)

NET ASSETS:
Beginning of period	25,211,656	38,866,483
End of period	$17,515,411	$25,211,656

SHARE TRANSACTIONS:
Issued	4,756,554	2,964,009
Redeemed	(4,707,163)	(3,208,510)
Change in shares	49,391	(244,501)

See accompanying notes to financial statements.

300 :: ProFund VP Precious Metals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$17.93	$23.55	$37.95	$44.41	$55.83

Investment Activities:
Net investment income (loss)(a)	(0.26)	(0.40)	(0.46)	(0.65)	(0.83)
Net realized and unrealized gains (losses) on investments	(5.63)	(5.22)	(13.94)	(5.81)	(9.79)
Total income (loss) from investment activities	(5.89)	(5.62)	(14.40)	(6.46)	(10.62)

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(0.80)

Net Asset Value, End of Period	$12.04	$17.93	$23.55	$37.95	$44.41

Total Return	(32.85)%	(23.86)%	(37.94)%	(14.55)%	(19.21)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.77%	1.72%	1.83%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.64)%	(1.66)%	(1.65)%	(1.57)%	(1.64)%

Supplemental Data:
Net assets, end of period (000’s)	$17,515	$25,212	$38,866	$75,466	$103,159
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Real Estate :: 301

ProFund VP Real Estate seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 0.32%. For the same period, the Index had a total return of 2.14%(1) and a volatility of 16.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or related loans or interests.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Real Estate	0.32%	9.03%	4.40%
Dow Jones U.S. Real Estate Index	2.14%	10.77%	6.29%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Real Estate	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	7.1%
American Tower Corp.	4.8%
Public Storage	4.3%
Equity Residential	3.5%
Crown Castle International Corp.	3.4%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Real Estate Investment Trusts	96%
Real Estate Management & Development	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

302 :: ProFund VP Real Estate :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.2%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,177	$41,560
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,871	169,064
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,911	120,341
American Capital Agency Corp. (Real Estate Investment Trusts)	8,996	155,991
American Homes 4 Rent—Class A (Real Estate Investment Trusts)	4,038	67,273
American Tower Corp. (Real Estate Investment Trusts)	11,022	1,068,584
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	24,644	231,161
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	4,047	162,001
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	4,040	80,679
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	3,561	655,688
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	5,268	124,799
Blackstone Mortgage Trust, Inc.—Class A (Real Estate Investment Trusts)	2,435	65,161
Boston Properties, Inc. (Real Estate Investment Trusts)	3,984	508,119
Brandywine Realty Trust (Real Estate Investment Trusts)	4,568	62,399
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	4,404	113,711
Camden Property Trust (Real Estate Investment Trusts)	2,242	172,096
Care Capital Properties, Inc. (Real Estate Investment Trusts)	2,174	66,459
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	3,943	48,775
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	7,550	261,078
Chimera Investment Corp. (Real Estate Investment Trusts)	4,927	67,204
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	2,909	56,667
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	3,231	75,864
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	3,144	58,761
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,464	53,789
Corrections Corp. of America (Real Estate Investment Trusts)	3,072	81,377
Cousins Properties, Inc. (Real Estate Investment Trusts)	5,310	50,073
Crown Castle International Corp. (Real Estate Investment Trusts)	8,663	748,917
CubeSmart (Real Estate Investment Trusts)	4,509	138,066
CYS Investments, Inc. (Real Estate Investment Trusts)	4,011	28,598
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	2,274	84,979
DDR Corp. (Real Estate Investment Trusts)	7,901	133,053
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	5,239	50,556
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	3,823	289,095
Douglas Emmett, Inc. (Real Estate Investment Trusts)	3,618	112,809
Duke Realty Corp. (Real Estate Investment Trusts)	8,970	188,549
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	1,713	54,456
EastGroup Properties, Inc. (Real Estate Investment Trusts)	818	45,489
EPR Properties (Real Estate Investment Trusts)	1,535	89,721
Equinix, Inc. (Real Estate Investment Trusts)	1,682	508,637
Equity Commonwealth* (Real Estate Investment Trusts)	3,276	90,837
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	2,091	139,407
Equity Residential (Real Estate Investment Trusts)	9,496	774,780
Essex Property Trust, Inc. (Real Estate Investment Trusts)	1,727	413,461
Extra Space Storage, Inc. (Real Estate Investment Trusts)	3,211	283,242
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,802	263,272
Forest City Enterprises, Inc.*—Class A (Real Estate Management & Development)	5,649	123,883
Four Corners Property Trust, Inc.* (Real Estate Investment Trusts)	1,011	24,426
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	2,411	67,026
General Growth Properties, Inc. (Real Estate Investment Trusts)	15,171	412,803
Hatteras Financial Corp. (Real Estate Investment Trusts)	2,514	33,059
HCP, Inc. (Real Estate Investment Trusts)	12,099	462,666
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,600	73,632
Healthcare Trust of America, Inc.—Class A (Real Estate Investment Trusts)	3,290	88,731
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,482	108,215
Hospitality Properties Trust (Real Estate Investment Trusts)	3,939	103,005
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	19,557	300,004
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	3,122	38,682
Iron Mountain, Inc. (Real Estate Investment Trusts)	4,997	134,969
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,157	184,958
Kilroy Realty Corp. (Real Estate Investment Trusts)	2,411	152,568
Kimco Realty Corp. (Real Estate Investment Trusts)	10,742	284,233
Kite Realty Group Trust (Real Estate Investment Trusts)	2,163	56,087
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	2,133	127,937

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 303

Common Stocks, continued

	Shares	Value
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,925	$73,593
Lexington Realty Trust (Real Estate Investment Trusts)	5,537	44,296
Liberty Property Trust (Real Estate Investment Trusts)	3,855	119,698
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,348	54,826
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	6,167	70,982
MFA Financial, Inc. (Real Estate Investment Trusts)	9,633	63,578
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,987	180,439
National Retail Properties, Inc. (Real Estate Investment Trusts)	3,545	141,977
New Residential Investment Corp. (Real Estate Investment Trusts)	6,004	73,009
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	1,660	19,605
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	4,926	83,889
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	4,281	149,749
Outfront Media, Inc. (Real Estate Investment Trusts)	3,576	78,064
Paramount Group, Inc. (Real Estate Investment Trusts)	4,346	78,663
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	1,856	52,005
Piedmont Office Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	3,804	71,820
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	4,532	216,267
Post Properties, Inc. (Real Estate Investment Trusts)	1,410	83,416
Potlatch Corp. (Real Estate Investment Trusts)	1,060	32,054
Prologis, Inc. (Real Estate Investment Trusts)	13,623	584,699
Public Storage (Real Estate Investment Trusts)	3,842	951,664
Rayonier, Inc. (Real Estate Investment Trusts)	3,217	71,417
Realogy Holdings Corp.* (Real Estate Management & Development)	3,831	140,483
Realty Income Corp. (Real Estate Investment Trusts)	6,481	334,614
Redwood Trust, Inc. (Real Estate Investment Trusts)	2,191	28,921
Regency Centers Corp. (Real Estate Investment Trusts)	2,456	167,303
Retail Properties of America, Inc. (Real Estate Investment Trusts)	6,155	90,909
RLJ Lodging Trust (Real Estate Investment Trusts)	3,261	70,535
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	1,347	69,559
Senior Housing Properties Trust (Real Estate Investment Trusts)	6,159	91,400
Simon Property Group, Inc. (Real Estate Investment Trusts)	8,069	1,568,937
SL Green Realty Corp. (Real Estate Investment Trusts)	2,579	291,375
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	959	102,910
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	11,469	114,919
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	6,164	126,732
Sun Communities, Inc. (Real Estate Investment Trusts)	1,492	102,247
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	5,414	67,621
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,469	80,736
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,546	118,609
The GEO Group, Inc. (Real Estate Investment Trusts)	1,898	54,871
The Howard Hughes Corp.* (Real Estate Management & Development)	950	107,502
The Macerich Co. (Real Estate Investment Trusts)	3,510	283,222
The RMR Group, Inc.*—Class A (Real Estate Management & Development)	4	58
The St Joe Co.* (Real Estate Management & Development)	1,994	36,909
Two Harbors Investment Corp. (Real Estate Investment Trusts)	9,491	76,877
UDR, Inc. (Real Estate Investment Trusts)	6,809	255,814
Urban Edge Properties (Real Estate Investment Trusts)	2,415	56,632
Ventas, Inc. (Real Estate Investment Trusts)	8,645	487,837
VEREIT, Inc. (Real Estate Investment Trusts)	23,535	186,397
Vornado Realty Trust (Real Estate Investment Trusts)	4,613	461,115
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	1,775	48,032
Weingarten Realty Investors (Real Estate Investment Trusts)	2,949	101,976
Welltower, Inc. (Real Estate Investment Trusts)	9,213	626,760
Weyerhaeuser Co. (Real Estate Investment Trusts)	13,263	397,625
WP Carey, Inc. (Real Estate Investment Trusts)	2,521	148,739
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	4,845	51,405
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,897	44,411
TOTAL COMMON STOCKS (Cost $13,204,657)		22,123,184
TOTAL INVESTMENT SECURITIES (Cost $13,204,657)—100.2%		22,123,184
Net other assets (liabilities)—(0.2)%		(36,799)
NET ASSETS—100.0%		$22,086,385

*                 Non-income producing security

See accompanying notes to financial statements.

304 :: ProFund VP Real Estate :: Financial Statements

ProFund VP Real Estate invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Real Estate Investment Trusts	$21,226,753	96.1%
Real Estate Management & Development	896,431	4.1%
Other**	(36,799)	(0.2)%
Total	$22,086,385	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 305

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$13,204,657
Securities, at value	22,123,184
Total Investment Securities, at value	22,123,184
Dividends receivable	110,801
Receivable for capital shares issued	2,078,283
Prepaid expenses	107
TOTAL ASSETS	24,312,375

LIABILITIES:
Payable for investments purchased	2,054,343
Payable for capital shares redeemed	24,604
Cash overdraft	102,379
Advisory fees payable	12,188
Management services fees payable	1,625
Administration fees payable	615
Administrative services fees payable	7,739
Distribution fees payable	7,556
Transfer agency fees payable	1,851
Fund accounting fees payable	725
Compliance services fees payable	93
Other accrued expenses	12,272
TOTAL LIABILITIES	2,225,990
NET ASSETS	$22,086,385

NET ASSETS CONSIST OF:
Capital	$15,938,727
Accumulated net investment income (loss)	139,206
Accumulated net realized gains (losses) on investments	(2,910,075)
Net unrealized appreciation (depreciation) on investments	8,918,527
NET ASSETS	$22,086,385

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	352,744
Net Asset Value (offering and redemption price per share)	$62.61

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$587,468
Interest	27
TOTAL INVESTMENT INCOME	587,495

EXPENSES:
Advisory fees	163,222
Management services fees	21,763
Administration fees	8,054
Transfer agency fees	11,777
Administrative services fees	64,814
Distribution fees	54,407
Custody fees	6,277
Fund accounting fees	11,710
Trustee fees	555
Compliance services fees	207
Other fees	20,851
Recoupment of prior expenses reduced by the Advisor	1,980
TOTAL NET EXPENSES	365,617
NET INVESTMENT INCOME (LOSS)	221,878

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,152,334
Change in net unrealized appreciation/depreciation on investments	(3,182,555)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(30,221)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$191,657

See accompanying notes to financial statements.

306 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$221,878	$357,360
Net realized gains (losses) on investments	3,152,334	728,647
Change in net unrealized appreciation/depreciation on investments	(3,182,555)	3,538,345
Change in net assets resulting from operations	191,657	4,624,352

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(134,948)	(393,320)
Change in net assets resulting from distributions	(134,948)	(393,320)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,716,133	44,261,536
Distributions reinvested	134,948	393,320
Value of shares redeemed	(43,556,898)	(37,560,818)
Change in net assets resulting from capital transactions	(5,705,817)	7,094,038
Change in net assets	(5,649,108)	11,325,070

NET ASSETS:
Beginning of period	27,735,493	16,410,423
End of period	$22,086,385	$27,735,493
Accumulated net investment income (loss)	$139,206	$52,276

SHARE TRANSACTIONS:
Issued	598,806	759,223
Reinvested	2,149	6,558
Redeemed	(689,665)	(645,908)
Change in shares	(88,710)	119,873

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Real Estate :: 307

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$62.83	$51.03	$51.69	$45.22	$43.17

Investment Activities:
Net investment income (loss)(a)	0.64	0.88	0.78	0.74	0.60
Net realized and unrealized gains (losses) on investments	(0.44)	11.84	(0.72)	6.97	1.45
Total income (loss) from investment activities	0.20	12.72	0.06	7.71	2.05

Distributions to Shareholders From:
Net investment income	(0.42)	(0.92)	(0.72)	(1.24)	—

Net Asset Value, End of Period	$62.61	$62.83	$51.03	$51.69	$45.22

Total Return	0.32%	25.02%	0.09%	17.17%	4.75%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.75%	1.75%	1.84%	1.77%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.02%	1.52%	1.44%	1.47%	1.33%

Supplemental Data:
Net assets, end of period (000’s)	$22,086	$27,735	$16,410	$21,621	$13,998
Portfolio turnover rate(b)	136%	127%	323%	290%	165%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

308 :: ProFund VP Semiconductor :: Management Discussion of Fund Performance

ProFund VP Semiconductor seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -2.88%. For the same period, the Index had a return of -0.96%(1) and a volatility of 22.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Semiconductor	-2.88%	9.94%	3.99%
Dow Jones U.S. Semiconductors Index	-0.96%	11.95%	5.86%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Semiconductor	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	27%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	23.9%
Texas Instruments, Inc.	8.2%
Avago Technologies, Ltd.	5.8%
Broadcom Corp.	4.7%
Applied Materials, Inc.	3.1%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	99%
Technology Hardware & Equipment	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Semiconductor :: 309

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (73.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,361	$12,516
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,167	119,878
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,750	144,693
Atmel Corp. (Semiconductors & Semiconductor Equipment)	2,808	24,177
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,825	264,899
Broadcom Corp.—Class A (Semiconductors & Semiconductor Equipment)	3,749	216,767
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	397	26,087
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	713	19,016
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,248	22,053
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	809	16,754
Infinera Corp.* (Communications Equipment)	933	16,906
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	997	26,271
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,893	1,098,713
InterDigital, Inc. (Communications Equipment)	208	10,200
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,083	75,106
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,105	87,759
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,612	68,462
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,157	27,845
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,909	72,542
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,399	65,109
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,284	103,141
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	645	21,021
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,408	112,328
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,738	26,832
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	947	48,202
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	480	9,082
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	238	11,553
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,288	98,957
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	2,090	10,638
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	215	17,273
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,421	29,372
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,864	376,216
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,777	83,466
TOTAL COMMON STOCKS (Cost $2,147,045)		3,363,834

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%–0.27%, dated 12/31/15, due 1/4/16, total to be received $7,000	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES (Cost $2,154,045)—73.2%		3,370,834
Net other assets (liabilities)—26.8%		1,233,274
NET ASSETS—100.0%		$4,604,108

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	1/25/16	0.69%	$1,249,850	$(150)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

310 :: ProFund VP Semiconductor :: Financial Statements

ProFund VP Semiconductor invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Communications Equipment	$27,106	0.6%
Semiconductors & Semiconductor Equipment	3,336,728	72.4%
Other**	1,240,274	27.0%
Total	$4,604,108	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 311

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$2,154,045
Securities, at value	3,363,834
Repurchase agreements, at value	7,000
Total Investment Securities, at value	3,370,834
Cash	135
Dividends and interest receivable	752
Receivable for investments sold	1,348,419
Prepaid expenses	24
TOTAL ASSETS	4,720,164

LIABILITIES:
Payable for capital shares redeemed	105,417
Unrealized loss on swap agreements	150
Advisory fees payable	2,869
Management services fees payable	383
Administration fees payable	144
Administrative services fees payable	1,736
Distribution fees payable	1,836
Transfer agency fees payable	407
Fund accounting fees payable	170
Compliance services fees payable	19
Other accrued expenses	2,925
TOTAL LIABILITIES	116,056
NET ASSETS	$4,604,108

NET ASSETS CONSIST OF:
Capital	$4,001,447
Accumulated net investment income (loss)	16,021
Accumulated net realized gains (losses) on investments	(629,999)
Net unrealized appreciation (depreciation) on investments	1,216,639
NET ASSETS	$4,604,108

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	150,369
Net Asset Value (offering and redemption price per share)	$30.62

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$87,783
Interest	11
TOTAL INVESTMENT INCOME	87,794

EXPENSES:
Advisory fees	35,007
Management services fees	4,668
Administration fees	1,738
Transfer agency fees	2,531
Administrative services fees	12,525
Distribution fees	11,669
Custody fees	1,773
Fund accounting fees	2,607
Trustee fees	112
Compliance services fees	59
Other fees	4,869
Recoupment of prior expenses reduced by the Advisor	857
TOTAL NET EXPENSES	78,415
NET INVESTMENT INCOME (LOSS)	9,379

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	520,512
Net realized gains (losses) on swap agreements	(11,520)
Change in net unrealized appreciation/depreciation on investments	(1,035,029)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(526,037)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(516,658)

See accompanying notes to financial statements.

312 :: ProFund VP Semiconductor :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$9,379	$44,671
Net realized gains (losses) on investments	508,992	(52,560)
Change in net unrealized appreciation/depreciation on investments	(1,035,029)	1,542,902
Change in net assets resulting from operations	(516,658)	1,535,013

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,219)	(7,582)
Net realized gains on investments	(109,883)	—
Change in net assets resulting from distributions	(136,102)	(7,582)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,872,185	37,761,107
Distributions reinvested	136,102	7,582
Value of shares redeemed	(24,537,531)	(30,965,221)
Change in net assets resulting from capital transactions	(4,529,244)	6,803,468
Change in net assets	(5,182,004)	8,330,899

NET ASSETS:
Beginning of period	9,786,112	1,455,213
End of period	$4,604,108	$9,786,112
Accumulated net investment income (loss)	$16,021	$49,528

SHARE TRANSACTIONS:
Issued	640,698	1,305,653
Reinvested	4,477	285
Redeemed	(794,341)	(1,066,234)
Change in shares	(149,166)	239,704

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Semiconductor :: 313

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$32.67	$24.32	$18.33	$19.19	$19.98

Investment Activities:
Net investment income (loss)(a)	0.06	0.22	0.14	0.17	0.06
Net realized and unrealized gains (losses) on investments	(1.01)	8.17	5.97	(0.96)	(0.84)
Total income (loss) from investment activities	(0.95)	8.39	6.11	(0.79)	(0.78)

Distributions to Shareholders From:
Net investment income	(0.21)	(0.04)	(0.12)	(0.07)	(0.01)
Net realized gains on investments	(0.89)	—	—	—	—
Total distributions	(1.10)	(0.04)	(0.12)	(0.07)	(0.01)

Net Asset Value, End of Period	$30.62	$32.67	$24.32	$18.33	$19.19

Total Return	(2.88)%	34.53%	33.48%	(4.17)%	(3.90)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.78%	2.16%	2.09%	2.00%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	0.20%	0.76%	0.68%	0.83%	0.32%

Supplemental Data:
Net assets, end of period (000’s)	$4,604	$9,786	$1,455	$1,168	$1,689
Portfolio turnover rate(b)	480%	645%	1,499%	821%	498%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

314 :: ProFund VP Technology :: Management Discussion of Fund Performance

ProFund VP Technology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 2.40%. For the same period, the Index had a total return of 4.10%(1) and a volatility of 18.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Technology	2.40%	10.50%	7.32%
Dow Jones U.S. Technology Index	4.10%	12.24%	9.15%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Technology	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	16.7%
Alphabet, Inc.	12.9%
Microsoft Corp.	12.6%
Facebook, Inc.	6.8%
Intel Corp.	4.6%

Dow Jones U.S. Technology
Index — Composition

% of Index
Software & Services	54%
Technology Hardware & Equipment	31%
Semiconductors & Semiconductor Equipment	14%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Technology :: 315

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.3%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	720	$6,257
ACI Worldwide, Inc.* (Software)	797	17,056
Adobe Systems, Inc.* (Software)	3,367	316,295
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,320	12,398
Akamai Technologies, Inc.* (Internet Software & Services)	1,201	63,209
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,276	19,625
Alphabet, Inc.*—Class A (Internet Software & Services)	1,968	1,531,123
Alphabet, Inc.*—Class C (Internet Software & Services)	2,007	1,523,071
Amdocs, Ltd. (IT Services)	1,038	56,644
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,106	116,504
ANSYS, Inc.* (Software)	601	55,593
Apple, Inc. (Technology Hardware, Storage & Peripherals)	37,635	3,961,461
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,757	144,823
Arista Networks, Inc.* (Communications Equipment)	237	18,448
ARRIS Group, Inc.* (Communications Equipment)	911	27,849
Aspen Technology, Inc.* (Software)	562	21,221
athenahealth, Inc.* (Health Care Technology)	262	42,174
Atmel Corp. (Semiconductors & Semiconductor Equipment)	2,838	24,435
Autodesk, Inc.* (Software)	1,527	93,040
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,769	256,770
Blackbaud, Inc. (Software)	311	20,482
Broadcom Corp.—Class A (Semiconductors & Semiconductor Equipment)	3,787	218,964
Brocade Communications Systems, Inc. (Communications Equipment)	2,799	25,695
CA, Inc. (Software)	2,102	60,033
CACI International, Inc.*—Class A (IT Services)	162	15,030
Cadence Design Systems, Inc.* (Software)	2,010	41,828
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	378	24,838
CDK Global, Inc. (Software)	1,078	51,173
CDW Corp. (Electronic Equipment, Instruments & Components)	1,012	42,544
Cerner Corp.* (Health Care Technology)	2,054	123,590
Ciena Corp.* (Communications Equipment)	854	17,669
Cisco Systems, Inc. (Communications Equipment)	34,266	930,494
Citrix Systems, Inc.* (Software)	1,039	78,600
Cognizant Technology Solutions Corp.* (IT Services)	4,105	246,382
CommScope Holding Co., Inc.* (Communications Equipment)	849	21,981
CommVault Systems, Inc.* (Software)	284	11,175
Computer Sciences Corp. (IT Services)	937	30,621
Corning, Inc. (Electronic Equipment, Instruments & Components)	7,985	145,966
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	696	18,562
CSRA, Inc. (IT Services)	930	27,900
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,254	22,112
Demandware, Inc.* (Internet Software & Services)	226	12,197
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	440	13,240
DST Systems, Inc. (IT Services)	219	24,979
eBay, Inc.* (Internet Software & Services)	7,456	204,891
EchoStar Corp.* (Communications Equipment)	303	11,850
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	322	15,050
EMC Corp. (Technology Hardware, Storage & Peripherals)	13,088	336,100
EPAM Systems, Inc.* (IT Services)	283	22,249
F5 Networks, Inc.* (Communications Equipment)	474	45,959
Facebook, Inc.*—Class A (Internet Software & Services)	15,327	1,604,123
Fair Isaac Corp. (Software)	209	19,684
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	767	15,885
Finisar Corp.* (Communications Equipment)	720	10,469
FireEye, Inc.* (Software)	965	20,014
Fortinet, Inc.* (Software)	989	30,827
Garmin, Ltd. (Household Durables)	795	29,550
Gartner, Inc.* (IT Services)	559	50,701
Guidewire Software, Inc.* (Software)	481	28,937
Harris Corp. (Communications Equipment)	839	72,909
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	12,139	184,513
HP, Inc. (Technology Hardware, Storage & Peripherals)	12,194	144,377
IAC/InterActiveCorp (Internet Software & Services)	520	31,226
IMS Health Holdings, Inc.* (Health Care Technology)	999	25,445
Infinera Corp.* (Communications Equipment)	944	17,105
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	1,053	31,990
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	991	26,113
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,856	1,097,439
InterDigital, Inc. (Communications Equipment)	238	11,672
International Business Machines Corp. (IT Services)	6,026	829,298
Intuit, Inc. (Software)	1,781	171,867
j2 Global, Inc. (Internet Software & Services)	311	25,602
Juniper Networks, Inc. (Communications Equipment)	2,395	66,102
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,054	73,095

See accompanying notes to financial statements.

316 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,071	$85,059
Leidos Holdings, Inc. (IT Services)	434	24,417
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	418	13,564
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,615	68,589
Lumentum Holdings, Inc.* (Communications Equipment)	319	7,024
Manhattan Associates, Inc.* (Software)	492	32,556
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,180	28,048
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,919	72,922
Medidata Solutions, Inc.* (Health Care Technology)	374	18,434
Mentor Graphics Corp. (Software)	675	12,434
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,372	63,853
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,328	103,764
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	646	21,053
Microsoft Corp. (Software)	53,922	2,991,592
Motorola Solutions, Inc. (Communications Equipment)	1,086	74,337
NCR Corp.* (Technology Hardware, Storage & Peripherals)	834	20,400
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,974	52,370
NetScout Systems, Inc.* (Communications Equipment)	670	20,569
NetSuite, Inc.* (Software)	252	21,324
Nuance Communications, Inc.* (Software)	1,673	33,276
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,450	113,712
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,786	27,303
Oracle Corp. (Software)	21,613	789,522
Palo Alto Networks, Inc.* (Communications Equipment)	492	86,661
Pandora Media, Inc.* (Internet Software & Services)	1,355	18,171
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,331	27,485
Plantronics, Inc. (Communications Equipment)	227	10,764
Polycom, Inc.* (Communications Equipment)	894	11,255
Proofpoint, Inc.* (Software)	272	17,683
PTC, Inc.* (Software)	775	26,838
Qlik Technologies, Inc.* (Software)	628	19,882
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	954	48,559
QUALCOMM, Inc. (Communications Equipment)	10,145	507,098
Rackspace Hosting, Inc.* (Internet Software & Services)	774	19,598
Red Hat, Inc.* (Software)	1,234	102,188
salesforce.com, Inc.* (Software)	4,212	330,220
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	1,356	103,042
Science Applications International Corp. (IT Services)	279	12,773
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,020	74,053
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	439	8,306
ServiceNow, Inc.* (Software)	1,010	87,426
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	261	12,669
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,291	99,188
SolarWinds, Inc.* (Software)	423	24,915
Solera Holdings, Inc. (Software)	455	24,948
Splunk, Inc.* (Software)	867	50,988
SS&C Technologies Holdings, Inc. (Software)	541	36,934
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	2,138	10,882
Symantec Corp. (Software)	4,559	95,739
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	244	19,603
Synopsys, Inc.* (Software)	1,054	48,073
Tableau Software, Inc.*—Class A (Software)	355	33,448
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	236	15,666
Teradata Corp.* (IT Services)	897	23,699
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,389	28,711
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,848	375,339
The Ultimate Software Group, Inc.* (Software)	192	37,538
Twitter, Inc.* (Internet Software & Services)	4,010	92,791
Tyler Technologies, Inc.* (Software)	218	38,002
Vantiv, Inc.* (IT Services)	1,056	50,076
VeriFone Systems, Inc.* (IT Services)	777	21,772
Verint Systems, Inc.* (Software)	421	17,076
VeriSign, Inc.* (Internet Software & Services)	663	57,920
ViaSat, Inc.* (Communications Equipment)	300	18,303
Viavi Solutions, Inc.* (Communications Equipment)	1,567	9,543
VMware, Inc.*—Class A (Software)	522	29,530
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,564	93,918
Workday, Inc.* (Software)	751	59,840
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,733	81,399
Yahoo!, Inc.* (Internet Software & Services)	5,864	195,037
Zillow Group, Inc.*—Class A (Internet Software & Services)	299	7,786
Zillow Group, Inc.*—Class C (Internet Software & Services)	702	16,483
TOTAL COMMON STOCKS (Cost $12,383,477)		23,725,033
TOTAL INVESTMENT SECURITIES (Cost $12,383,477)—100.3%		23,725,033
Net other assets (liabilities)—(0.3)%		(62,733)
NET ASSETS—100.0%		$23,662,300

*  Non-income producing security

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 317

ProFund VP Technology invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Commercial Services & Supplies	$27,485	0.1%
Communications Equipment	2,023,756	8.5%
Electronic Equipment, Instruments & Components	236,166	1.0%
Health Care Technology	229,268	1.0%
Household Durables	29,550	0.1%
Internet Software & Services	5,403,228	22.8%
IT Services	1,436,541	6.1%
Semiconductors & Semiconductor Equipment	3,320,897	14.0%
Software	5,999,797	25.5%
Technology Hardware, Storage & Peripherals	5,018,345	21.2%
Other**	(62,733)	(0.3)%
Total	$23,662,300	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

318 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$12,383,477
Securities, at value	23,725,033
Total Investment Securities, at value	23,725,033
Dividends receivable	6,021
Receivable for capital shares issued	12,383
Receivable for investments sold	5,772
Prepaid expenses	100
TOTAL ASSETS	23,749,309

LIABILITIES:
Payable for capital shares redeemed	331
Cash overdraft	32,350
Advisory fees payable	16,479
Management services fees payable	2,197
Administration fees payable	743
Administrative services fees payable	6,727
Distribution fees payable	10,815
Transfer agency fees payable	2,063
Fund accounting fees payable	876
Compliance services fees payable	109
Other accrued expenses	14,319
TOTAL LIABILITIES	87,009
NET ASSETS	$23,662,300

NET ASSETS CONSIST OF:
Capital	$17,024,829
Accumulated net investment income (loss)	15,958
Accumulated net realized gains (losses) on investments	(4,720,043)
Net unrealized appreciation (depreciation) on investments	11,341,556
NET ASSETS	$23,662,300

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	853,822
Net Asset Value (offering and redemption price per share)	$27.71

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$323,014
Interest	12
TOTAL INVESTMENT INCOME	323,026

EXPENSES:
Advisory fees	155,680
Management services fees	20,757
Administration fees	7,689
Transfer agency fees	11,094
Administrative services fees	39,829
Distribution fees	51,893
Custody fees	5,775
Fund accounting fees	10,869
Trustee fees	470
Compliance services fees	264
Other fees	23,404
Recoupment of prior expenses reduced by the Advisor	21,000
TOTAL NET EXPENSES	348,724
NET INVESTMENT INCOME (LOSS)	(25,698)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(309,472)
Change in net unrealized appreciation/depreciation on investments	109,301
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(200,171)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(225,869)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 319

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(25,698)	$(21,504)
Net realized gains (losses) on investments	(309,472)	182,230
Change in net unrealized appreciation/depreciation on investments	109,301	2,451,489
Change in net assets resulting from operations	(225,869)	2,612,215

CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,475,519	32,547,506
Value of shares redeemed	(28,813,932)	(27,358,670)
Change in net assets resulting from capital transactions	661,587	5,188,836
Change in net assets	435,718	7,801,051

NET ASSETS:
Beginning of period	23,226,582	15,425,531
End of period	$23,662,300	$23,226,582
Accumulated net investment income (loss)	$15,958	$8,799

SHARE TRANSACTIONS:
Issued	1,055,849	1,295,369
Redeemed	(1,060,213)	(1,110,464)
Change in shares	(4,364)	184,905

See accompanying notes to financial statements.

320 :: ProFund VP Technology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$27.06	$22.91	$18.30	$16.59	$16.82

Investment Activities:
Net investment income (loss)(a)	(0.03)	(0.03)	— (b)	(0.06)	(0.10)
Net realized and unrealized gains (losses) on investments	0.68 (c)	4.18	4.61	1.77	(0.13)
Total income (loss) from investment activities	0.65	4.15	4.61	1.71	(0.23)

Net Asset Value, End of Period	$27.71	$27.06	$22.91	$18.30	$16.59

Total Return	2.40%	18.11%	25.19%	10.31%	(1.37)%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.68%	1.73%	1.81%	1.76%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(0.12)%	(0.11)%	0.01%	(0.30)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$23,662	$23,227	$15,426	$12,025	$16,810
Portfolio turnover rate(d)	119%	109%	148%	195%	143%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Telecommunications :: 321

ProFund VP Telecommunications seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Telecommunications Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of 1.52%. For the same period, the Index had a total return of 3.52%(1) and a volatility of 14.58%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies.

During the year ended December 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Telecommunications	1.52%	6.31%	4.87%
Dow Jones U.S. Telecommunications Index	3.52%	8.36%	6.91%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Telecommunications	1.72%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	47%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.4%
Verizon Communications, Inc.	21.6%
Level 3 Communications, Inc.	1.8%
CenturyLink, Inc.	1.6%
SBA Communications Corp.	1.5%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication	94%
Wireless Telecommunication Services	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

322 :: ProFund VP Telecommunications :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (53.4%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	58,315	$2,006,619
CenturyLink, Inc. (Diversified Telecommunication Services)	5,185	130,455
Frontier Communications Corp. (Diversified Telecommunication Services)	11,044	51,575
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	2,728	148,294
SBA Communications Corp.*—Class A (Wireless Telecommunication Services)	1,210	127,135
Sprint Corp.* (Wireless Telecommunication Services)	7,484	27,092
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	881	22,809
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,641	103,316
Verizon Communications, Inc. (Diversified Telecommunication Services)	38,567	1,782,567
TOTAL COMMON STOCKS (Cost $2,666,178)		4,399,862

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.27%, dated 12/31/15, due 1/4/16, total to be received $34,001	$34,000	$34,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,000)		34,000
TOTAL INVESTMENT SECURITIES (Cost $2,700,178)—53.8%		4,433,862
Net other assets (liabilities)—46.2%		3,805,904
NET ASSETS—100.0%		$8,239,766

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	1/25/16	0.69%	$3,849,538	$(462)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Telecommunications invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Diversified Telecommunication Services	$4,119,510	50.0%
Wireless Telecommunication Services	280,352	3.4%
Other**	3,839,904	46.6%
Total	$8,239,766	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 323

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$2,700,178
Securities, at value	4,399,862
Repurchase agreements, at value	34,000
Total Investment Securities, at value	4,433,862
Cash	475
Receivable for capital shares issued	374
Receivable for investments sold	3,868,742
Prepaid expenses	35
TOTAL ASSETS	8,303,488

LIABILITIES:
Payable for capital shares redeemed	40,831
Unrealized loss on swap agreements	462
Advisory fees payable	3,314
Management services fees payable	442
Administration fees payable	247
Administrative services fees payable	3,496
Distribution fees payable	3,123
Transfer agency fees payable	792
Fund accounting fees payable	291
Compliance services fees payable	39
Other accrued expenses	10,685
TOTAL LIABILITIES	63,722
NET ASSETS	$8,239,766

NET ASSETS CONSIST OF:
Capital	$8,117,141
Accumulated net investment income (loss)	298,784
Accumulated net realized gains (losses) on investments	(1,909,381)
Net unrealized appreciation (depreciation) on investments	1,733,222
NET ASSETS	$8,239,766

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	968,244
Net Asset Value (offering and redemption price per share)	$8.51

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$453,230
Interest	27
TOTAL INVESTMENT INCOME	453,257

EXPENSES:
Advisory fees	70,762
Management services fees	9,435
Administration fees	3,548
Transfer agency fees	5,114
Administrative services fees	28,257
Distribution fees	23,587
Custody fees	2,177
Fund accounting fees	4,581
Trustee fees	249
Compliance services fees	108
Printing fees	10,228
Other fees	8,198
Total Gross Expenses before reductions	166,244
Expenses reduced and reimbursed by the Advisor	(7,739)
TOTAL NET EXPENSES	158,505
NET INVESTMENT INCOME (LOSS)	294,752

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	41,341
Net realized gains (losses) on swap agreements	53,565
Change in net unrealized appreciation/depreciation on investments	(261,925)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(167,019)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$127,733

See accompanying notes to financial statements.

324 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$294,752	$272,403
Net realized gains (losses) on investments	94,906	41,632
Change in net unrealized appreciation/depreciation on investments	(261,925)	(319,034)
Change in net assets resulting from operations	127,733	(4,999)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(264,113)	(362,995)
Change in net assets resulting from distributions	(264,113)	(362,995)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,638,941	15,348,729
Distributions reinvested	264,113	362,995
Value of shares redeemed	(21,458,378)	(16,403,208)
Change in net assets resulting from capital transactions	(555,324)	(691,484)
Change in net assets	(691,704)	(1,059,478)

NET ASSETS:
Beginning of period	8,931,470	9,990,948
End of period	$8,239,766	$8,931,470
Accumulated net investment income (loss)	$298,784	$273,039

SHARE TRANSACTIONS:
Issued	2,372,846	1,734,847
Reinvested	29,444	41,016
Redeemed	(2,481,922)	(1,866,807)
Change in shares	(79,632)	(90,944)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 325

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$8.52	$8.77	$8.35	$7.47	$7.56

Investment Activities:
Net investment income (loss)(a)	0.27	0.24	0.23	0.21	0.24
Net realized and unrealized gains (losses) on investments	(0.13)	(0.18)	0.80	0.99	(0.10)
Total income (loss) from investment activities	0.14	0.06	1.03	1.20	0.14

Distributions to Shareholders From:
Net investment income	(0.15)	(0.31)	(0.24)	(0.32)	(0.23)
Net realized gains on investments	—	—	(0.37)	—	—
Total distributions	(0.15)	(0.31)	(0.61)	(0.32)	(0.23)

Net Asset Value, End of Period	$8.51	$8.52	$8.77	$8.35	$7.47

Total Return	1.52%	0.57%	12.07%	16.52%	1.87%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.78%	1.73%	1.85%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	3.12%	2.75%	2.58%	2.50%	3.16%

Supplemental Data:
Net assets, end of period (000’s)	$8,240	$8,931	$9,991	$20,612	$8,340
Portfolio turnover rate(b)	418%	382%	423%	439%	331%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

326 :: ProFund VP Utilities :: Management Discussion of Fund Performance

ProFund VP Utilities seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Utilities Index (the “Index”). For the year ended December 31, 2015, the Fund had a total return of -6.40%. For the same period, the Index had a return of -4.61%(1) and a volatility of 17.01%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Utilities	-6.40%	9.46%	5.84%
Dow Jones U.S. Utilities Index	-4.61%	11.28%	7.51%
S&P 500	1.38%	12.57%	7.31%

Expense Ratios**

Fund	Gross	Net
ProFund VP Utilities	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	7.7%
NextEra Energy, Inc.	7.5%
The Southern Co.	6.7%
Dominion Resources, Inc.	4.9%
American Electric Power Co., Inc.	4.5%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	53%
Multi-Utilities	35%
Gas Utilities	7%
Independent Power Producers & Energy Traders	3%
Water Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Utilities :: 327

Schedule of Portfolio Investments :: December 31, 2015

Common Stocks (100.2%)

	Shares	Value
AGL Resources, Inc. (Gas Utilities)	5,689	$363,016
ALLETE, Inc. (Electric Utilities)	2,164	109,996
Alliant Energy Corp. (Multi-Utilities)	5,364	334,982
Ameren Corp. (Multi-Utilities)	11,479	496,237
American Electric Power Co., Inc. (Electric Utilities)	23,220	1,353,029
American Water Works Co., Inc. (Water Utilities)	8,490	507,278
Aqua America, Inc. (Water Utilities)	8,348	248,770
Atmos Energy Corp. (Gas Utilities)	4,802	302,718
Avista Corp. (Multi-Utilities)	2,948	104,271
Black Hills Corp. (Multi-Utilities)	2,421	112,407
Calpine Corp.* (Independent Power and Renewable Electricity Producers)	15,530	224,719
CenterPoint Energy, Inc. (Multi-Utilities)	20,354	373,699
Cleco Corp. (Electric Utilities)	2,860	149,321
CMS Energy Corp. (Multi-Utilities)	13,107	472,901
Consolidated Edison, Inc. (Multi-Utilities)	13,871	891,489
Dominion Resources, Inc. (Multi-Utilities)	22,008	1,488,622
DTE Energy Co. (Multi-Utilities)	8,490	680,813
Duke Energy Corp. (Electric Utilities)	32,561	2,324,531
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	5,175	69,345
Edison International (Electric Utilities)	15,413	912,604
El Paso Electric Co. (Electric Utilities)	1,912	73,612
Entergy Corp. (Electric Utilities)	8,439	576,890
Eversource Energy (Electric Utilities)	15,004	766,254
Exelon Corp. (Electric Utilities)	43,500	1,207,995
FirstEnergy Corp. (Electric Utilities)	20,013	635,012
Great Plains Energy, Inc. (Electric Utilities)	7,291	199,117
Hawaiian Electric Industries, Inc. (Electric Utilities)	5,084	147,182
IDACORP, Inc. (Electric Utilities)	2,382	161,976
ITC Holdings Corp. (Electric Utilities)	7,258	284,877
National Fuel Gas Co. (Gas Utilities)	4,003	171,128
New Jersey Resources Corp. (Gas Utilities)	4,058	133,752
NextEra Energy, Inc. (Electric Utilities)	21,787	2,263,451
NiSource, Inc. (Multi-Utilities)	15,076	294,133
NorthWestern Corp. (Multi-Utilities)	2,280	123,690
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	14,862	174,926
ONE Gas, Inc. (Gas Utilities)	2,467	123,769
Pepco Holdings, Inc. (Electric Utilities)	11,999	312,094
PG&E Corp. (Multi-Utilities)	23,200	1,234,008
Piedmont Natural Gas Co., Inc. (Gas Utilities)	3,753	213,996
Pinnacle West Capital Corp. (Electric Utilities)	5,243	338,069
PNM Resources, Inc. (Electric Utilities)	3,767	115,157
Portland General Electric Co. (Electric Utilities)	4,200	152,754
PPL Corp. (Electric Utilities)	31,780	1,084,651
Public Service Enterprise Group, Inc. (Multi-Utilities)	23,935	926,045
Questar Corp. (Gas Utilities)	8,270	161,100
SCANA Corp. (Multi-Utilities)	6,760	408,912
Sempra Energy (Multi-Utilities)	11,155	1,048,682
South Jersey Industries, Inc. (Gas Utilities)	3,268	76,863
Southwest Gas Corp. (Gas Utilities)	2,240	123,558
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	3,040	18,939
TECO Energy, Inc. (Multi-Utilities)	11,129	296,588
The AES Corp. (Independent Power and Renewable Electricity Producers)	31,831	304,623
The Southern Co. (Electric Utilities)	42,999	2,011,923
UGI Corp. (Gas Utilities)	8,158	275,414
Vectren Corp. (Multi-Utilities)	3,913	165,989
WEC Energy Group, Inc. (Multi-Utilities)	14,933	766,212
Westar Energy, Inc. (Electric Utilities)	6,686	283,553
WGL Holdings, Inc. (Gas Utilities)	2,358	148,530
Xcel Energy, Inc. (Electric Utilities)	24,007	862,091
TOTAL COMMON STOCKS (Cost $13,609,181)		30,188,263
TOTAL INVESTMENT SECURITIES (Cost $13,609,181)—100.2%		30,188,263
Net other assets (liabilities)—(0.2)%		(71,379)
NET ASSETS—100.0%		$30,116,884

*  Non-income producing security

ProFund VP Utilities invested in the following industries as of December 31, 2015:

	Value	% of Net Assets
Electric Utilities	$16,326,139	54.2%
Gas Utilities	2,093,844	7.0%
Independent Power and Renewable Electricity Producers	792,552	2.6%
Multi-Utilities	10,219,680	33.9%
Water Utilities	756,048	2.5%
Other**	(71,379)	(0.2)%
Total	$30,116,884	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

328 :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$13,609,181
Securities, at value	30,188,263
Total Investment Securities, at value	30,188,263
Dividends receivable	65,804
Receivable for capital shares issued	9,370
Receivable for investments sold	5,386
Prepaid expenses	176
TOTAL ASSETS	30,268,999

LIABILITIES:
Payable for capital shares redeemed	40,840
Cash overdraft	22,774
Advisory fees payable	18,443
Management services fees payable	2,459
Administration fees payable	944
Administrative services fees payable	13,347
Distribution fees payable	12,384
Transfer agency fees payable	2,887
Fund accounting fees payable	1,113
Compliance services fees payable	167
Other accrued expenses	36,757
TOTAL LIABILITIES	152,115
NET ASSETS	$30,116,884

NET ASSETS CONSIST OF:
Capital	$14,789,800
Accumulated net investment income (loss)	770,279
Accumulated net realized gains (losses) on investments	(2,022,277)
Net unrealized appreciation (depreciation) on investments	16,579,082
NET ASSETS	$30,116,884

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	759,964
Net Asset Value (offering and redemption price per share)	$39.63

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Dividends	$1,444,360
Interest	13
TOTAL INVESTMENT INCOME	1,444,373

EXPENSES:
Advisory fees	302,136
Management services fees	40,285
Administration fees	14,874
Transfer agency fees	21,677
Administrative services fees	123,009
Distribution fees	100,712
Custody fees	7,633
Fund accounting fees	20,256
Trustee fees	994
Compliance services fees	433
Other fees	65,938
Total Gross Expenses before reductions	697,947
Expenses reduced and reimbursed by the Advisor	(21,162)
TOTAL NET EXPENSES	676,785
NET INVESTMENT INCOME (LOSS)	767,588

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,052,347
Change in net unrealized appreciation/depreciation on investments	(7,090,553)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,038,206)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,270,618)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 329

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$767,588	$853,097
Net realized gains (losses) on investments	2,052,347	581,303
Change in net unrealized appreciation/depreciation on investments	(7,090,553)	8,193,606
Change in net assets resulting from operations	(4,270,618)	9,628,006

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(843,762)	(783,791)
Net realized gains on investments	(192,452)	—
Change in net assets resulting from distributions	(1,036,214)	(783,791)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,905,224	65,268,442
Distributions reinvested	1,036,214	783,791
Value of shares redeemed	(58,741,775)	(52,842,706)
Change in net assets resulting from capital transactions	(17,800,337)	13,209,527
Change in net assets	(23,107,169)	22,053,742

NET ASSETS:
Beginning of period	53,224,053	31,170,311
End of period	$30,116,884	$53,224,053
Accumulated net investment income (loss)	$770,279	$854,422

SHARE TRANSACTIONS:
Issued	963,107	1,668,456
Reinvested	25,977	20,390
Redeemed	(1,454,368)	(1,352,111)
Change in shares	(465,284)	336,735

See accompanying notes to financial statements.

330 :: ProFund VP Utilities :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Asset Value, Beginning of Period	$43.44	$35.08	$31.68	$32.47	$28.36

Investment Activities:
Net investment income (loss)(a)	0.77	0.74	0.75	0.73	0.75
Net realized and unrealized gains (losses) on investments	(3.55)	8.26	3.51	(0.70)	4.11
Total income (loss) from investment activities	(2.78)	9.00	4.26	0.03	4.86

Distributions to Shareholders From:
Net investment income	(0.84)	(0.64)	(0.86)	(0.82)	(0.75)
Net realized gains on investments	(0.19)	—	—	—	—
Total distributions	(1.03)	(0.64)	(0.86)	(0.82)	(0.75)

Net Asset Value, End of Period	$39.63	$43.44	$35.08	$31.68	$32.47

Total Return	(6.40)%	25.88%	13.31%	0.14%	17.51%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.76%	1.76%	1.86%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	1.91%	1.91%	2.17%	2.28%	2.51%

Supplemental Data:
Net assets, end of period (000’s)	$30,117	$53,224	$31,170	$35,535	$59,980
Portfolio turnover rate(b)	59%	83%	77%	56%	81%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP U.S. Government Plus :: 331

ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2015, the Fund had a total return of -5.64%. For the same period, the Long Bond had a total return of -3.72%(1) and a volatility of 17.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2015, the most recent Long Bond carried a maturity date of November 15, 2045 and a 3.00% coupon.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP U.S. Government Plus	-5.64%	8.57%	5.83%
30-year U.S. Treasury Bond	-3.72%	8.04%	6.33%
Barclays Capital U.S. Treasury: Long-Term Index	-0.03%	7.65%	6.66%

Expense Ratios**

Fund	Gross	Net
ProFund VP U.S. Government Plus	1.41%	1.38%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	38%
Futures Contracts	6%
Swap Agreements	82%
Total Exposure	126%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

332 :: ProFund VP U.S. Government Plus :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

U.S. Treasury Obligation (37.9%)

	Principal Amount	Value
U.S. Treasury Bond, 3.00%, 11/15/45+	$11,740,000	$11,714,319
TOTAL U.S. TREASURY OBLIGATION (Cost $11,630,216)		11,714,319

Repurchase Agreements(a)(b) (60.4%)
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $18,668,427	18,668,000	18,668,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,668,000)		18,668,000
TOTAL INVESTMENT SECURITIES (Cost $30,298,216)—98.3%		30,382,319
Net other assets (liabilities)—1.7%		520,826
NET ASSETS—100.0%		$30,903,145

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $468,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contracts	12	3/22/16	$1,841,625	$359

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 11/15/45+	Citibank North America	1/06/16	0.30%	$15,565,875	$(68,054)
30-Year U.S. Treasury Bond, 3.00% due on 11/15/45+	Societe’ Generale	1/06/16	0.64%	9,878,344	(79,326)
				$25,444,219	$(147,380)

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                 As of December 31, 2015, these investments were fair valued in good faith in accordance with procedures approved by the Board of Trustees and represent 37.4% of net assets.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 333

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$30,298,216
Securities, at value	11,714,319
Repurchase agreements, at value	18,668,000
Total Investment Securities, at value	30,382,319
Cash	456
Dividends and interest receivable	45,583
Receivable for capital shares issued	1,111,781
Variation margin on futures contracts	359
Prepaid expenses	160
TOTAL ASSETS	31,540,658

LIABILITIES:
Payable for capital shares redeemed	414,895
Unrealized loss on swap agreements	147,380
Advisory fees payable	11,219
Management services fees payable	2,244
Administration fees payable	904
Administrative services fees payable	11,627
Distribution fees payable	12,851
Transfer agency fees payable	2,614
Fund accounting fees payable	1,066
Compliance services fees payable	164
Other accrued expenses	32,549
TOTAL LIABILITIES	637,513
NET ASSETS	$30,903,145

NET ASSETS CONSIST OF:
Capital	$42,576,867
Accumulated net realized gains (losses) on investments	(11,610,804)
Net unrealized appreciation (depreciation) on investments	(62,918)
NET ASSETS	$30,903,145

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,358,132
Net Asset Value (offering and redemption price per share)	$22.75

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$448,796

EXPENSES:
Advisory fees	177,955
Management services fees	35,591
Administration fees	13,130
Transfer agency fees	19,086
Administrative services fees	94,478
Distribution fees	88,978
Custody fees	5,271
Fund accounting fees	17,327
Trustee fees	866
Compliance services fees	359
Printing fees	29,150
Other fees	23,287
Total Gross Expenses before reductions	505,478
Expenses reduced and reimbursed by the Advisor	(14,321)
TOTAL NET EXPENSES	491,157
NET INVESTMENT INCOME (LOSS)	(42,361)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(672,526)
Net realized gains (losses) on futures contracts	61,376
Net realized gains (losses) on swap agreements	1,181,565
Change in net unrealized appreciation/depreciation on investments	(2,177,823)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,607,408)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,649,769)

See accompanying notes to financial statements.

334 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(42,361)	$61,853
Net realized gains (losses) on investments	570,415	7,767,358
Change in net unrealized appreciation/depreciation on investments	(2,177,823)	2,284,640
Change in net assets resulting from operations	(1,649,769)	10,113,851

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(61,853)
Return of capital	—	(75)
Change in net assets resulting from distributions	—	(61,928)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	318,979,659	293,239,372
Distributions reinvested	—	61,928
Value of shares redeemed	(327,001,115)	(284,593,217)
Change in net assets resulting from capital transactions	(8,021,456)	8,708,083
Change in net assets	(9,671,225)	18,760,006

NET ASSETS:
Beginning of period	40,574,370	21,814,364
End of period	$30,903,145	$40,574,370

SHARE TRANSACTIONS:
Issued	13,513,827	14,342,599
Reinvested	—	3,017
Redeemed	(13,838,262)	(13,895,130)
Change in shares	(324,435)	450,486

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 335

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$24.11	$17.71	$22.99	$28.09	$19.61

Investment Activities:
Net investment income (loss)(a)	(0.03)	0.04	0.04	(0.01)	— (b)
Net realized and unrealized gains (losses) on investments	(1.33)	6.40	(4.21)	(0.01)	8.52
Total income (loss) from investment activities	(1.36)	6.44	(4.17)	(0.02)	8.52

Distributions to Shareholders From:
Net investment income	—	(0.04)	(0.05)	—	(0.04)
Net realized gains on investments	—	—	(1.06)	(5.08)	—
Return of capital	—	— (b)	—	—	—
Total distributions	—	(0.04)	(1.11)	(5.08)	(0.04)

Net Asset Value, End of Period	$22.75	$24.11	$17.71	$22.99	$28.09

Total Return	(5.64)%	36.39%	(19.11)%	0.97%	43.51%

Ratios to Average Net Assets:
Gross expenses	1.42%	1.46%	1.42%	1.56%	1.51%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)	(0.12)%	0.18%	0.19%	(0.06)%	— (c)

Supplemental Data:
Net assets, end of period (000’s)	$30,903	$40,574	$21,814	$47,376	$64,279
Portfolio turnover rate(d)	573%	903%	1,099%	899%	902%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Amount is less than 0.005%.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

336 :: ProFund VP Rising Rates Opportunity :: Management Discussion of Fund Performance

ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2015, the Fund had a total return of -1.59%. For the same period, the Long Bond had a total return of -3.72%(1) and a volatility of 17.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2015, the most recent Long Bond carried a maturity date of November 15, 2045 and a 3.00% coupon.

During the year ended December 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from December 31, 2005 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Ten Year
ProFund VP Rising Rates Opportunity	-1.59%	-14.20%	-10.38%
30-year U.S. Treasury Bond	-3.72%	8.04%	6.33%
Barclays Capital U.S. Treasury: Long-Term Index	-0.03%	7.65%	6.66%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 337

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (99.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $15,637,358	$15,637,000	$15,637,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,637,000)		15,637,000
TOTAL INVESTMENT SECURITIES (Cost $15,637,000)—99.3%		15,637,000
Net other assets (liabilities)—0.7%		115,602
NET ASSETS—100.0%		$15,752,602

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2015, the aggregate amount held in a segregated account was $230,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 11/15/45+	Citibank North America	1/06/16	(0.60)%	$(13,670,031)	$61,217
30-Year U.S. Treasury Bond, 3.00% due on 11/15/45+	Societe’ Generale	1/06/16	(0.20)%	(5,887,094)	45,310
				$(19,557,125)	$106,527

^                  Reflects the floating financing rate, as of December 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                 As of December 31, 2015, these investments were fair valued in good faith in accordance with procedures approved by the Board of Trustees and represent 0.7% of net assets.

See accompanying notes to financial statements.

338 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$15,637,000
Repurchase agreements, at value	15,637,000
Total Investment Securities, at value	15,637,000
Cash	245
Interest receivable	89
Unrealized gain on swap agreements	106,527
Receivable for capital shares issued	54,559
Prepaid expenses	65
TOTAL ASSETS	15,798,485

LIABILITIES:
Payable for capital shares redeemed	3,565
Advisory fees payable	11,600
Management services fees payable	1,547
Administration fees payable	500
Administrative services fees payable	5,419
Distribution fees payable	6,825
Transfer agency fees payable	1,520
Fund accounting fees payable	590
Compliance services fees payable	83
Other accrued expenses	14,234
TOTAL LIABILITIES	45,883
NET ASSETS	$15,752,602

NET ASSETS CONSIST OF:
Capital	$38,971,612
Accumulated net realized gains (losses) on investments	(23,325,537)
Net unrealized appreciation (depreciation) on investments	106,527
NET ASSETS	$15,752,602

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,823,008
Net Asset Value (offering and redemption price per share)	$5.58

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$7,529

EXPENSES:
Advisory fees	124,157
Management services fees	16,554
Administration fees	6,400
Transfer agency fees	9,270
Administrative services fees	45,127
Distribution fees	41,386
Custody fees	3,637
Fund accounting fees	8,225
Trustee fees	401
Compliance services fees	210
Other fees	18,338
Recoupment of prior expenses reduced by the Advisor	5,000
Total Gross Expenses before reductions	278,705
Expenses reduced and reimbursed by the Advisor	(595)
TOTAL NET EXPENSES	278,110
NET INVESTMENT INCOME (LOSS)	(270,581)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(9,857)
Net realized gains (losses) on swap agreements	(1,335,864)
Change in net unrealized appreciation/depreciation on investments	850,832
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(494,889)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(765,470)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 339

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(270,581)	$(404,536)
Net realized gains (losses) on investments	(1,345,721)	(7,317,502)
Change in net unrealized appreciation/depreciation on investments	850,832	(992,493)
Change in net assets resulting from operations	(765,470)	(8,714,531)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	153,570,898	168,513,190
Value of shares redeemed	(156,551,197)	(170,619,703)
Change in net assets resulting from capital transactions	(2,980,299)	(2,106,513)
Change in net assets	(3,745,769)	(10,821,044)

NET ASSETS:
Beginning of period	19,498,371	30,319,415
End of period	$15,752,602	$19,498,371

SHARE TRANSACTIONS:
Issued	27,656,951	24,359,020
Redeemed	(28,271,338)	(24,651,602)
Change in shares	(614,387)	(292,582)

See accompanying notes to financial statements.

340 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$5.67		$8.13	$6.98	$7.50	$12.00

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.11)	(0.13)	(0.11)	(0.18)
Net realized and unrealized gains (losses) on investments	—	(b)(c)	(2.35)	1.28	(0.41)	(4.32)
Total income (loss) from investment activities	(0.09)		(2.46)	1.15	(0.52)	(4.50)

Net Asset Value, End of Period	$5.58		$5.67	$8.13	$6.98	$7.50

Total Return	(1.59)%		(30.26)%	16.48%	(6.93)%	(37.50)%

Ratios to Average Net Assets:
Gross expenses	1.68%		1.70%	1.74%	1.79%	1.70%
Net expenses	1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.63)%		(1.66)%	(1.65)%	(1.57)%	(1.64)%

Supplemental Data:
Net assets, end of period (000’s)	$15,753		$19,498	$30,319	$19,601	$21,918
Portfolio turnover rate(d)	—		—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Falling U.S. Dollar :: 341

ProFund VP Falling U.S. Dollar seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. Dollar against a basket of six major world currencies (the “Benchmark”). For the year ended December 31, 2015, the Fund had a total return of -10.01%. For the same period, the Index had a price return of 9.27%(1) and a volatility of 9.27%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended December 31, 2015, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 to December 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/15

Fund	One Year	Five Year	Since Inception
ProFund VP Falling U.S. Dollar	-10.01%	-5.74%	-3.33%
U.S. Dollar Index	9.27%	4.53%	2.41%
S&P 500	1.38%	12.57%	6.28%

Expense Ratios**

Fund	Gross	Net
ProFund VP Falling U.S. Dollar	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2015. Contractual fee waivers are in effect through April 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund such, as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

342 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2015

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $792,018	$792,000	$792,000
TOTAL REPURCHASE AGREEMENTS (Cost $792,000)		792,000
TOTAL INVESTMENT SECURITIES (Cost $792,000)—99.5%		792,000
Net other assets (liabilities)—0.5%		3,737
NET ASSETS—100.0%		$795,737

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2015, the aggregate amount held in a segregated account was $90,000.

At December 31, 2015, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	1/8/16	3,575	$5,325	$5,270	$55
Canadian dollar vs. U.S. dollar	1/8/16	5,749	4,121	4,156	(35)
Euro vs. U.S. dollar	1/8/16	23,842	25,804	25,911	(107)
Japanese yen vs. U.S. dollar	1/8/16	767,363	6,259	6,386	(127)
Swedish krona vs. U.S. dollar	1/8/16	18,234	2,129	2,162	(33)
Swiss franc vs. U.S. dollar	1/8/16	1,755	1,762	1,754	8
Total Short Contracts			$45,400	$45,639	$(239)
Long:
British pound vs. U.S. dollar	1/8/16	29,476	$44,250	$43,449	$(801)
Canadian dollar vs. U.S. dollar	1/8/16	47,625	35,546	34,425	(1,121)
Euro vs. U.S. dollar	1/8/16	184,476	196,111	200,490	4,379
Japanese yen vs. U.S. dollar	1/8/16	6,489,419	52,683	54,007	1,324
Swedish krona vs. U.S. dollar	1/8/16	50,960	5,897	6,043	146
Swiss franc vs. U.S. dollar	1/8/16	12,847	12,578	12,836	258
Total Long Contracts			$347,065	$351,250	$4,185

At December 31, 2015, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	1/8/16	37,457	$56,482	$55,212	$(1,270)
Canadian dollar vs. U.S. dollar	1/8/16	58,780	43,220	42,488	(732)
Euro vs. U.S. dollar	1/8/16	261,742	282,923	284,464	1,541
Japanese yen vs. U.S. dollar	1/8/16	7,510,906	61,637	62,508	871
Swedish krona vs. U.S. dollar	1/8/16	252,704	29,359	29,964	605
Swiss franc vs. U.S. dollar	1/8/16	17,364	17,313	17,348	35
Total Long Contracts			$490,934	$491,984	$1,050

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 343

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$792,000
Repurchase agreements, at value	792,000
Total Investment Securities, at value	792,000
Cash	447
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	9,222
Interest receivable	5
Receivable for capital shares issued	376
Prepaid expenses	2
TOTAL ASSETS	802,372

LIABILITIES:
Unrealized depreciation on forward currency contracts	4,226
Advisory fees payable	379
Management services fees payable	51
Administration fees payable	22
Administrative services fees payable	443
Distribution fees payable	436
Transfer agency fees payable	56
Fund accounting fees payable	26
Compliance services fees payable	5
Other accrued expenses	991
TOTAL LIABILITIES	6,635
NET ASSETS	$795,737

NET ASSETS CONSIST OF:
Capital	$3,060,604
Accumulated net realized gains (losses) on investments	(2,269,863)
Net unrealized appreciation (depreciation) on investments	4,996
NET ASSETS	$795,737

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	36,420
Net Asset Value (offering and redemption price per share)	$21.85

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$344

EXPENSES:
Advisory fees	5,762
Management services fees	768
Administration fees	283
Transfer agency fees	409
Administrative services fees	1,915
Distribution fees	1,921
Custody fees	1,655
Fund accounting fees	352
Trustee fees	14
Compliance services fees	13
Printing fees	989
Other fees	424
Total Gross Expenses before reductions	14,505
Expenses reduced and reimbursed by the Advisor	(1,599)
TOTAL NET EXPENSES	12,906
NET INVESTMENT INCOME (LOSS)	(12,562)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(75,610)
Change in net unrealized appreciation/depreciation on investments	14,825
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(60,785)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,347)

See accompanying notes to financial statements.

344 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(12,562)	$(12,248)
Net realized gains (losses) on investments	(75,610)	(68,937)
Change in net unrealized appreciation/depreciation on investments	14,825	(17,184)
Change in net assets resulting from operations	(73,347)	(98,369)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,898,529	517,615
Value of shares redeemed	(2,652,891)	(1,113,590)
Change in net assets resulting from capital transactions	245,638	(595,975)
Change in net assets	172,291	(694,344)

NET ASSETS:
Beginning of period	623,446	1,317,790
End of period	$795,737	$623,446

SHARE TRANSACTIONS:
Issued	127,084	19,454
Redeemed	(116,346)	(41,209)
Change in shares	10,738	(21,755)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 345

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$24.28	$27.78	$28.35	$28.57	$29.37

Investment Activities:
Net investment income (loss)(a)	(0.37)	(0.45)	(0.45)	(0.45)	(0.50)
Net realized and unrealized gains (losses) on investments	(2.06)	(3.05)	(0.12)	0.23	(0.30)
Total income (loss) from investment activities	(2.43)	(3.50)	(0.57)	(0.22)	(0.80)

Net Asset Value, End of Period	$21.85	$24.28	$27.78	$28.35	$28.57

Total Return	(10.01)%	(12.60)%	(2.01)%	(0.77)%	(2.72)%

Ratios to Average Net Assets:
Gross expenses	1.89%	2.37%	2.45%	2.36%	1.99%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)	(1.64)%	(1.66)%	(1.65)%	(1.58)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$796	$623	$1,318	$1,183	$1,378
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

346 :: ProFund VP Money Market :: Management Discussion of Fund Performance

ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2015, the Fund returned 0.02%. The Fund’s seven-day yield, as of December 31, 2015, was 0.02%(1).

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	19%
Repurchase Agreements	97%
Total Exposure	116%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of fees, the yield would have been (1.08)%.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Money Market :: 347

Schedule of Portfolio Investments :: December 31, 2015

U.S. Treasury Obligations (18.6%)

	Principal Amount	Value
U.S. Treasury Bill 0.41%+, 9/15/16	$22,500,000	$22,433,879
0.47%+, 11/10/16	10,000,000	9,959,420
0.65%+, 12/8/16	4,500,000	4,472,191
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,865,490)		36,865,490

Repurchase Agreements(a) (97.0%)

Repurchase Agreements with various counterparties, rates 0.15%—0.28%, dated 12/31/15, due 1/4/16, total to be received $192,451,405	192,447,000	192,447,000
TOTAL REPURCHASE AGREEMENTS (Cost $192,447,000)		192,447,000
TOTAL INVESTMENT SECURITIES (Cost $229,312,490)—115.6%		229,312,490
Net other assets (liabilities)—(15.6)%		(30,960,294)
NET ASSETS—100.0%		$198,352,196

+                 Reflects the effective yield or interest rate in effect at December 31, 2015.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

348 :: ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Total Investment Securities, at cost	$229,312,490
Securities, at value	36,865,490
Repurchase agreements, at value	192,447,000
Total Investment Securities, at value	229,312,490
Cash	187
Dividends and interest receivable	1,101
Receivable for capital shares issued	3,803,274
Prepaid expenses	729
TOTAL ASSETS	233,117,781

LIABILITIES:
Payable for capital shares redeemed	34,505,133
Advisory fees payable	10,653
Management services fees payable	1,420
Administration fees payable	6,182
Trustee fees payable	22
Transfer agency fees payable	17,640
Fund accounting fees payable	7,290
Compliance services fees payable	1,225
Other accrued expenses	216,020
TOTAL LIABILITIES	34,765,585
NET ASSETS	$198,352,196

NET ASSETS CONSIST OF:
Capital	$198,340,574
Accumulated net realized gains (losses) on investments	11,622
NET ASSETS	$198,352,196

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	198,340,574
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:
Interest	$164,674

EXPENSES:
Advisory fees	1,497,685
Management services fees	199,690
Administration fees	77,904
Transfer agency fees	113,214
Custody fees	28,564
Fund accounting fees	99,481
Trustee fees	4,593
Compliance services fees	2,589
Printing fees	184,916
Other fees	120,096
Total Gross Expenses before reductions	2,328,732
Expenses reduced and reimbursed by the Advisor	(2,205,415)
TOTAL NET EXPENSES	123,317
NET INVESTMENT INCOME	41,357

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	11,618
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	11,618

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$52,975

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Money Market :: 349

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income	$41,357	$39,412
Net realized gains (losses) on investments	11,618	6,073
Change in net assets resulting from operations	52,975	45,485

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(46,856)	(39,412)
Change in net assets resulting from distributions	(46,856)	(39,412)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,338,522,357	3,265,764,979
Distributions reinvested	46,856	39,412
Value of shares redeemed	(3,270,249,009)	(3,324,544,207)
Change in net assets resulting from capital transactions	68,320,204	(58,739,816)
Change in net assets	68,326,323	(58,733,743)

NET ASSETS:
Beginning of period	130,025,873	188,759,616
End of period	$198,352,196	$130,025,873

SHARE TRANSACTIONS:
Issued	3,338,522,357	3,265,764,979
Reinvested	46,856	39,412
Redeemed	(3,270,249,009)	(3,324,544,207)
Change in shares	68,320,204	(58,739,816)

See accompanying notes to financial statements.

350 :: ProFund VP Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014		Year Ended Dec. 31, 2013		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000

Investment Activities:
Net investment income	—	(a)	—	(a)	—	(a)	— (a)	— (a)
Net realized gains (losses) on investments	—	(a)	—	(a)	—	(a)	—	—
Total income from investment activities	—	(a)	—	(a)	—	(a)	— (a)	— (a)

Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	— (a)	— (a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	0.02%		0.02%		0.02%		0.02%	0.02%

Ratios to Average Net Assets:
Gross expenses	1.17%		1.13%		1.12%		1.41%	1.46%
Net expenses(b)	0.06%		—	(c)	0.01%		0.09%	0.01%
Net investment income	0.02%		0.02%		0.02%		0.02%	0.02%

Supplemental Data:
Net assets, end of period (000’s)	$198,352		$130,026		$188,760		$203,447	$181,314

(a)  Amount is less than $0.0005.

(b)  The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

(c)  Amount is less than 0.005%.

See accompanying notes to financial statements.

Notes to Financial Statements

This Page Intentionally Left Blank

December 31, 2015 :: Notes to Financial Statements :: 353

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose condition is continuously monitored by ProFund Advisors LLC (the “Advisor”). The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

354 :: Notes to Financial Statements :: December 31, 2015

As of December 31, 2015, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.28% dated 12/31/15, due 1/4/16(1)	HSBC Securities (USA), Inc., 0.15% dated 12/31/15, due 1/4/16(2)	RBC Capital Markets, LLC, 0.21% dated 12/31/15, due 1/4/16(3)	Societe’ Generale, 0.27% dated 12/31/15, due 1/4/16(4)	UMB Bank N.A., 0.15% dated 12/31/15, due 1/4/16(5)
ProFund VP Bull	$489,000	$26,978,000	$14,715,000	$24,525,000	$2,748,000
ProFund VP Mid-Cap	66,000	3,681,000	2,006,000	3,346,000	381,000
ProFund VP Small-Cap	55,000	3,129,000	1,706,000	2,845,000	325,000
ProFund VP Dow 30	6,000	426,000	231,000	387,000	49,000
ProFund VP NASDAQ-100	322,000	17,739,000	9,675,000	16,127,000	1,809,000
ProFund VP Large-Cap Value	—	13,000	7,000	12,000	4,000
ProFund VP Large-Cap Growth	—	15,000	8,000	13,000	3,000
ProFund VP Mid-Cap Growth	—	8,000	4,000	8,000	3,000
ProFund VP Small-Cap Value	—	27,000	15,000	25,000	5,000
ProFund VP Small-Cap Growth	3,000	169,000	92,000	153,000	19,000
ProFund VP Asia 30	—	44,000	24,000	40,000	6,000
ProFund VP Europe 30	—	34,000	18,000	31,000	6,000
ProFund VP International	46,000	2,560,000	1,396,000	2,327,000	266,000
ProFund VP Emerging Markets	3,000	212,000	115,000	192,000	28,000
ProFund VP Japan	115,000	6,366,000	3,472,000	5,787,000	649,000
ProFund VP UltraBull	35,000	2,024,000	1,103,000	1,839,000	213,000
ProFund VP UltraMid-Cap	94,000	5,241,000	2,858,000	4,763,000	538,000
ProFund VP UltraSmall-Cap	38,000	2,170,000	1,183,000	1,972,000	229,000
ProFund VP UltraNASDAQ-100	144,000	8,026,000	4,377,000	7,295,000	823,000
ProFund VP Bear	64,000	3,599,000	1,963,000	3,272,000	371,000
ProFund VP Short Mid-Cap	2,000	212,000	116,000	193,000	27,000
ProFund VP Short Small-Cap	10,000	619,000	337,000	564,000	69,000
ProFund VP Short Dow 30	—	9,000	5,000	9,000	5,000
ProFund VP Short NASDAQ-100	18,000	1,086,000	592,000	987,000	118,000
ProFund VP Short International	10,000	638,000	348,000	580,000	71,000
ProFund VP Short Emerging Markets	27,000	1,582,000	862,000	1,438,000	167,000
ProFund VP UltraShort Dow 30	—	16,000	8,000	14,000	7,000
ProFund VP UltraShort NASDAQ-100	15,000	917,000	500,000	834,000	99,000
ProFund VP Banks	—	4,000	2,000	4,000	2,000
ProFund VP Basic Materials	—	12,000	6,000	11,000	4,000
ProFund VP Biotechnology	3,000	182,000	99,000	166,000	21,000
ProFund VP Consumer Services	—	24,000	13,000	21,000	4,000
ProFund VP Financials	—	5,000	2,000	4,000	2,000
ProFund VP Internet	—	18,000	10,000	16,000	4,000
ProFund VP Pharmaceuticals	—	31,000	17,000	28,000	5,000
ProFund VP Precious Metals	111,000	6,186,000	3,373,000	5,623,000	637,000
ProFund VP Semiconductor	—	2,000	1,000	2,000	2,000
ProFund VP Telecommunications	—	13,000	7,000	12,000	2,000
ProFund VP U.S. Government Plus	130,000	7,250,000	3,954,000	6,590,000	744,000
ProFund VP Rising Rates Opportunity	109,000	6,073,000	3,311,000	5,520,000	624,000
ProFund VP Falling U.S. Dollar	4,000	306,000	166,000	278,000	38,000
ProFund VP Money Market	1,359,000	74,755,000	40,775,000	67,959,000	7,599,000
	$3,278,000	$182,401,000	$99,472,000	$165,812,000	$18,726,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of December 31, 2015 as follows:

(1)         U.S. Treasury Notes, 1.50%, due 11/30/19, total value $3,346,719.

(2)         U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at December 31, 2015, 2.037% to 3.14%, due 11/15/21 to 5/15/44, which had an aggregate value of $186,077,720.

(3)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.625%, due 7/15/21, U.S. Treasury Notes, 0.125%, due 4/15/18, U.S. Treasury STRIPS, effective yield or interest rate in effect at December 31, 2015, 0.605% to 2.847%, due 8/15/16 to 5/15/31, which had an aggregate value of $101,464,413.

(4)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $169,132,589.

(5)         Federal Home Loan Mortgage Corp., 0.50% to 2.50%, due 5/13/16 to 8/25/16, Federal National Mortgage Association, 0.625%, due 8/26/16 which had an aggregate value of $19,179,699.

December 31, 2015 :: Notes to Financial Statements :: 355

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended December 31, 2015, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended December 31, 2015. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the ProFund VP Bull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor and ProFund VP Telecommunications was 43%,145%, 144%, 9%, 9%, 13%, 6%and 15%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2015.

In connection with its management of certain series of the Trust included in this report (VP UltraShort Dow 30 and VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the

356 :: Notes to Financial Statements :: December 31, 2015

offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in

December 31, 2015 :: Notes to Financial Statements :: 357

obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of December 31, 2015, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its

358 :: Notes to Financial Statements :: December 31, 2015

liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2015.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$5,161	$—	$—	$—	$306,527	$—
ProFund VP Mid-Cap	—	—	—	6,106	78,823	—
ProFund VP Small-Cap	—	—	—	2,045	77,565	—
ProFund VP Dow 30	—	—	—	—	12,633	—
ProFund VP NASDAQ-100	—	—	—	69,136	148,752	—
ProFund VP International	—	—	—	—	62,215	—
ProFund VP Emerging Markets	—	16,611	—	—	17,901	—
ProFund VP Japan	—	—	—	909,888	—	—
ProFund VP UltraBull	358	—	—	—	140,100	—
ProFund VP UltraMid-Cap	—	—	—	10,032	411,452	—
ProFund VP UltraSmall-Cap	—	—	—	14,315	266,099	—
ProFund VP UltraNASDAQ-100	—	—	—	66,214	501,279	—
ProFund VP Bear	—	32,934	—	488	—	—
ProFund VP Short Mid-Cap	—	233	—	—	5,649	—
ProFund VP Short Small-Cap	1,356	1,656	—	—	18,975	—
ProFund VP Short Dow 30	—	164	—	—	—	—
ProFund VP Short NASDAQ-100	966	15,511	—	—	—	—
ProFund VP Short International	—	11,549	—	—	—	—
ProFund VP Short Emerging Markets	—	62,864	—	—	—	—
ProFund VP UltraShort Dow 30	—	—	—	—	15,057	—
ProFund VP UltraShort NASDAQ-100	—	18,542	—	—	—	—
ProFund VP Banks	—	—	—	—	271	—
ProFund VP Biotechnology	—	—	—	—	2,256	—
ProFund VP Oil & Gas	—	—	—	—	268	—
ProFund VP Pharmaceuticals	—	—	—	—	1,476	—
ProFund VP Precious Metals	—	—	—	—	356,399	—
ProFund VP Semiconductor	—	—	—	—	150	—
ProFund VP Telecommunications	—	—	—	—	462	—

December 31, 2015 :: Notes to Financial Statements :: 359

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	$—	$—	$9,222	$—	$—	$4,226
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	359	—	—	—	147,380	—
ProFund VP Rising Rates Opportunity	—	106,527	—	—	—	—

*            Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the year ended December 31, 2015.

				Net Change in Unrealized Appreciation/
	Realized Gain (Loss) on Derivatives			Depreciation on Derivatives
	Recognized as a Result from Operations			Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$(54,236)	$(3,494,311)	$—	$151,119
ProFund VP Mid-Cap	(7,343)	485,931	—	(97,703)
ProFund VP Small-Cap	70,540	(477,934)	—	(73,802)
ProFund VP Dow 30	(27,049)	(445,072)	—	15,063
ProFund VP NASDAQ-100	1,277,621	204,281	—	499,948
ProFund VP International	—	(594,703)	—	31,331
ProFund VP Emerging Markets	—	(163,272)	—	2,130
ProFund VP Japan	270,032	—	—	(588,636)
ProFund VP UltraBull	(141,205)	2,780,485	—	283,015
ProFund VP UltraMid-Cap	(131,340)	(1,364,830)	—	134,956
ProFund VP UltraSmall-Cap	184,963	(1,299,490)	—	48,949
ProFund VP UltraNASDAQ-100	1,021,958	5,909,643	—	1,183,729
ProFund VP Bear	(29,302)	(1,307,354)	—	(60,522)
ProFund VP Short Mid-Cap	—	91,527	—	(13,331)
ProFund VP Short Small-Cap	16,970	136,386	—	(19,591)
ProFund VP Short Dow 30	—	24,830	—	(741)
ProFund VP Short NASDAQ-100	(33,780)	(1,627,426)	—	(16,651)
ProFund VP Short International	—	(70,304)	—	(8,438)
ProFund VP Short Emerging Markets	—	(97,828)	—	53,165
ProFund VP UltraShort Dow 30	(2,209)	(4,248)	—	(16,234)
ProFund VP UltraShort NASDAQ-100	(74,333)	(843,927)	—	(2,266)
ProFund VP Banks	—	19,202	—	5
ProFund VP Biotechnology	—	150,116	—	594
ProFund VP Oil & Gas	—	—	—	(268)
ProFund VP Pharmaceuticals	—	136,621	—	(312)
ProFund VP Precious Metals	—	(5,756,210)	—	(1,543,855)
ProFund VP Semiconductor	—	(11,520)	—	150
ProFund VP Telecommunications	—	53,565	—	18
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(75,610)	14,825
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	61,376	1,181,565	—	(1,191,361)
ProFund VP Rising Rates Opportunity	(9,857)	(1,335,864)	—	850,832

360 :: Notes to Financial Statements :: December 31, 2015

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements and forward currency contracts at December 31, 2015. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Bull
Swap Agreements — Goldman Sachs International	$(165,160)	$165,160	$—	$—
Swap Agreements — UBS AG	(141,367)	141,367	—	—
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	(46,663)	46,663	—	—
Swap Agreements — UBS AG	(32,160)	32,160	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	(43,494)	43,494	—	—
Swap Agreements — UBS AG	(34,071)	34,071	—	—
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	(4,093)	4,093	—	—
Swap Agreements — UBS AG	(8,540)	8,540	—	—
ProFund VP NASDAQ-100
Swap Agreements — Goldman Sachs International	(59,919)	59,919	—	—
Swap Agreements — UBS AG	(88,833)	88,833	—	—
ProFund VP International
Swap Agreements — Goldman Sachs International	(36,997)	36,997	—	—
Swap Agreements — UBS AG	(25,218)	25,218	—	—
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	(17,901)	17,901	—	—
Swap Agreements — UBS AG	16,611	—	—	16,611
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	(52,579)	52,579	—	—
Swap Agreements — UBS AG	(87,521)	87,521	—	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	(181,715)	181,715	—	—
Swap Agreements — UBS AG	(229,737)	229,737	—	—
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	(164,469)	164,469	—	—
Swap Agreements — UBS AG	(101,630)	101,630	—	—
ProFund VP UltraNASDAQ-100
Swap Agreements — Goldman Sachs International	(255,005)	255,005	—	—
Swap Agreements — UBS AG	(246,274)	246,274	—	—
ProFund VP Bear
Swap Agreements — Goldman Sachs International	27,610	—	—	27,610
Swap Agreements — UBS AG	5,324	—	—	5,324
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	233	—	—	233
Swap Agreements — UBS AG	(5,649)	5,649	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	1,656	—	—	1,656
Swap Agreements — UBS AG	(18,975)	18,975	—	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	68	—	—	68
Swap Agreements — UBS AG	96	—	—	96
ProFund VP Short NASDAQ-100
Swap Agreements — Goldman Sachs International	7,347	—	—	7,347
Swap Agreements — UBS AG	8,164	—	—	8,164
ProFund VP Short International
Swap Agreements — Goldman Sachs International	2,855	—	—	2,855
Swap Agreements — UBS AG	8,694	—	—	8,694

December 31, 2015 :: Notes to Financial Statements :: 361

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	$13,065	$—	$—	$13,065
Swap Agreements — UBS AG	49,799	—	—	49,799
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(5,379)	5,379	—	—
Swap Agreements — UBS AG	(9,678)	9,678	—	—
ProFund VP UltraShort NASDAQ-100
Swap Agreements — Goldman Sachs International	11,021	—	—	11,021
Swap Agreements — UBS AG	7,521	—	—	7,521
ProFund VP Banks
Swap Agreements — Goldman Sachs International	(271)	—	—	(271)
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(2,256)	—	—	(2,256)
ProFund VP Oil & Gas
Swap Agreements — Goldman Sachs International	(268)	—	—	(268)
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(1,476)	—	—	(1,476)
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(158,687)	158,687	—	—
Swap Agreements — UBS AG	(197,712)	197,712	—	—
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(150)	—	—	(150)
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(462)	—	—	(462)
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	(68,054)	68,054	—	—
Swap Agreements — Societe’ Generale	(79,326)	79,326	—	—
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	61,217	—	—	61,217
Swap Agreements — Societe’ Generale	45,310	—	—	45,310
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	6,170
(Depreciation)	(2,224)
Net Appreciation	3,946	—	—	3,946
Forward Currency Contracts — UBS AG
Appreciation	3,052
(Depreciation)	(2,002)
Net Appreciation	1,050	—	—	1,050

*           The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S.

362 :: Notes to Financial Statements :: December 31, 2015

Government Plus and ProFund VP Money Market declare dividends from net investment income daily, if any and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

•         Level 1—quoted prices in active markets for identical assets

•         Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•         Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income

December 31, 2015 :: Notes to Financial Statements :: 363

securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended December 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2015, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$35,748,870	$—	$—	$—	$35,748,870	$—
Repurchase Agreements	—	—	69,455,000	—	69,455,000	—
Futures Contracts	—	5,161	—	—	—	5,161
Swap Agreements	—	—	—	(306,527)	—	(306,527)
Total	$35,748,870	$5,161	$69,455,000	$(306,527)	$105,203,870	$(301,366)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$9,480,000	$—	$9,480,000	$—
Futures Contracts	—	(6,106)	—	—	—	(6,106)
Swap Agreements	—	—	—	(78,823)	—	(78,823)
Total	$—	$(6,106)	$9,480,000	$(78,823)	$9,480,000	$(84,929)
ProFund VP Small-Cap
Common Stocks	$4,709,510	$—	$—	$—	$4,709,510	$—
Contingent Rights*	—	—	983	—	983	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	8,060,000	—	8,060,000	—
Futures Contracts	—	(2,045)	—	—	—	(2,045)
Swap Agreements	—	—	—	(77,565)	—	(77,565)
Total	$4,709,510	$(2,045)	$8,060,983	$(77,565)	$12,770,493	$(79,610)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$1,099,000	$—	$1,099,000	$—
Swap Agreements	—	—	—	(12,633)	—	(12,633)
Total	$—	$—	$1,099,000	$(12,633)	$1,099,000	$(12,633)

364 :: Notes to Financial Statements :: December 31, 2015

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP NASDAQ-100
Common Stocks	$32,251,482	$—	$—	$—	$32,251,482	$—
Repurchase Agreements	—	—	45,672,000	—	45,672,000	—
Futures Contracts	—	(69,136)	—	—	—	(69,136)
Swap Agreements	—	—	—	(148,752)	—	(148,752)
Total	$32,251,482	$(69,136)	$45,672,000	$(148,752)	$77,923,482	$(217,888)
ProFund VP Large-Cap Value
Common Stocks	$18,367,337	$—	$—	$—	$18,367,337	$—
Repurchase Agreements	—	—	36,000	—	36,000	—
Total	$18,367,337	$—	$36,000	$—	$18,403,337	$—
ProFund VP Large-Cap Growth
Common Stocks	$35,256,444	$—	$—	$—	$35,256,444	$—
Repurchase Agreements	—	—	39,000	—	39,000	—
Total	$35,256,444	$—	$39,000	$—	$35,295,444	$—
ProFund VP Mid-Cap Value
Common Stocks	$14,853,520	$—	$—	$—	$14,853,520	$—
Total	$14,853,520	$—	$—	$—	$14,853,520	$—
ProFund VP Mid-Cap Growth
Common Stocks	$26,754,252	$—	$—	$—	$26,754,252	$—
Repurchase Agreements	—	—	23,000	—	23,000	—
Total	$26,754,252	$—	$23,000	$—	$26,777,252	$—
ProFund VP Small-Cap Value
Common Stocks	$20,154,384	$—	$—	$—	$20,154,384	$—
Repurchase Agreements	—	—	72,000	—	72,000	—
Total	$20,154,384	$—	$72,000	$—	$20,226,384	$—
ProFund VP Small-Cap Growth
Common Stocks	$27,568,299	$—	$—	$—	$27,568,299	$—
Repurchase Agreements	—	—	436,000	—	436,000	—
Total	$27,568,299	$—	$436,000	$—	$28,004,299	$—
ProFund VP Asia 30
Common Stocks	$26,426,794	$—	$—	$—	$26,426,794	$—
Repurchase Agreement	—	—	114,000	—	114,000	—
Total	$26,426,794	$—	$114,000	$—	$26,540,794	$—
ProFund VP Europe 30
Common Stocks	$25,940,861	$—	$—	$—	$25,940,861	$—
Repurchase Agreements	—	—	89,000	—	89,000	—
Total	$25,940,861	$—	$89,000	$—	$26,029,861	$—
ProFund VP International
Repurchase Agreements	$—	$—	$6,595,000	$—	$6,595,000	$—
Swap Agreements	—	—	—	(62,215)	—	(62,215)
Total	$—	$—	$6,595,000	$(62,215)	$6,595,000	$(62,215)
ProFund VP Emerging Markets
Common Stocks	$8,020,183	$—	$—	$—	$8,020,183	$—
Preferred Stocks	518,841	—	—	—	518,841	—
Repurchase Agreements	—	—	550,000	—	550,000	—
Swap Agreements	—	—	—	(1,290)	—	(1,290)
Total	$8,539,024	$—	$550,000	$(1,290)	$9,089,024	$(1,290)

December 31, 2015 :: Notes to Financial Statements :: 365

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Japan
Repurchase Agreements	$—	$—	$16,389,000	$—	$16,389,000	$—
Futures Contracts	—	(909,888)	—	—	—	(909,888)
Total	$—	$(909,888)	$16,389,000	$—	$16,389,000	$(909,888)
ProFund VP UltraBull
Common Stocks	$17,159,448	$—	$—	$—	$17,159,448	$—
Repurchase Agreements	—	—	5,214,000	—	5,214,000	—
Futures Contracts	—	358	—	—	—	358
Swap Agreements	—	—	—	(140,100)	—	(140,100)
Total	$17,159,448	$358	$5,214,000	$(140,100)	$22,373,448	$(139,742)
ProFund VP UltraMid-Cap
Common Stocks	$11,964,548	$—	$—	$—	$11,964,548	$—
Repurchase Agreements	—	—	13,494,000	—	13,494,000	—
Futures Contracts	—	(10,032)	—	—	—	(10,032)
Swap Agreements	—	—	—	(411,452)	—	(411,452)
Total	$11,964,548	$(10,032)	$13,494,000	$(411,452)	$25,458,548	$(421,484)
ProFund VP UltraSmall-Cap
Common Stocks	$12,998,245	$—	$—	$—	$12,998,245	$—
Contingent Rights*	—	—	2,016	—	2,016	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	5,592,000	—	5,592,000	—
Futures Contracts	—	(14,315)	—	—	—	(14,315)
Swap Agreements	—	—	—	(266,099)	—	(266,099)
Total	$12,998,245	$(14,315)	$5,594,016	$(266,099)	$18,592,261	$(280,414)
ProFund VP UltraNASDAQ-100
Common Stocks	$47,302,173	$—	$—	$—	$47,302,173	$—
Repurchase Agreements	—	—	20,665,000	—	20,665,000	—
Futures Contracts	—	(66,214)	—	—	—	(66,214)
Swap Agreements	—	—	—	(501,279)	—	(501,279)
Total	$47,302,173	$(66,214)	$20,665,000	$(501,279)	$67,967,173	$(567,493)
ProFund VP Bear
Repurchase Agreements	$—	$—	$9,269,000	$—	$9,269,000	$—
Futures Contracts	—	(488)	—	—	—	(488)
Swap Agreements	—	—	—	32,934	—	32,934
Total	$—	$(488)	$9,269,000	$32,934	$9,269,000	$32,446
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$550,000	$—	$550,000	$—
Swap Agreements	—	—	—	(5,416)	—	(5,416)
Total	$—	$—	$550,000	$(5,416)	$550,000	$(5,416)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$1,599,000	$—	$1,599,000	$—
Futures Contracts	—	1,356	—	—	—	1,356
Swap Agreements	—	—	—	(17,319)	—	(17,319)
Total	$—	$1,356	$1,599,000	$(17,319)	$1,599,000	$(15,963)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$28,000	$—	$28,000	$—
Swap Agreements	—	—	—	164	—	164
Total	$—	$—	$28,000	$164	$28,000	$164

366 :: Notes to Financial Statements :: December 31, 2015

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$2,801,000	$—	$2,801,000	$—
Futures Contracts	—	966	—	—	—	966
Swap Agreements	—	—	—	15,511	—	15,511
Total	$—	$966	$2,801,000	$15,511	$2,801,000	$16,477
ProFund VP Short International
Repurchase Agreements	$—	$—	$1,647,000	$—	$1,647,000	$—
Swap Agreements	—	—	—	11,549	—	11,549
Total	$—	$—	$1,647,000	$11,549	$1,647,000	$11,549
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$4,076,000	$—	$4,076,000	$—
Swap Agreements	—	—	—	62,864	—	62,864
Total	$—	$—	$4,076,000	$62,864	$4,076,000	$62,864
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$45,000	$—	$45,000	$—
Swap Agreements	—	—	—	(15,057)	—	(15,057)
Total	$—	$—	$45,000	$(15,057)	$45,000	$(15,057)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$2,365,000	$—	$2,365,000	$—
Swap Agreements	—	—	—	18,542	—	18,542
Total	$—	$—	$2,365,000	$18,542	$2,365,000	$18,542
ProFund VP Banks
Common Stocks	$6,283,859	$—	$—	$—	$6,283,859	$—
Repurchase Agreements	—	—	12,000	—	12,000	—
Swap Agreements	—	—	—	(271)	—	(271)
Total	$6,283,859	$—	$12,000	$(271)	$6,295,859	$(271)
ProFund VP Basic Materials
Common Stocks	$12,730,423	$—	$—	$—	$12,730,423	$—
Repurchase Agreements	—	—	33,000	—	33,000	—
Total	$12,730,423	$—	$33,000	$—	$12,763,423	$—
ProFund VP Biotechnology
Common Stocks	$66,411,319	$—	$—	$—	$66,411,319	$—
Repurchase Agreements	—	—	471,000	—	471,000	—
Swap Agreements	—	—	—	(2,256)	—	(2,256)
Total	$66,411,319	$—	$471,000	$(2,256)	$66,882,319	$(2,256)
ProFund VP Consumer Goods
Common Stocks	$24,072,459	$—	$—	$—	$24,072,459	$—
Total	$24,072,459	$—	$—	$—	$24,072,459	$—
ProFund VP Consumer Services
Common Stocks	$34,598,612	$—	$—	$—	$34,598,612	$—
Repurchase Agreements	—	—	62,000	—	62,000	—
Total	$34,598,612	$—	$62,000	$—	$34,660,612	$—
ProFund VP Financials
Common Stocks	$42,937,551	$—	$—	$—	$42,937,551	$—
Repurchase Agreements	—	—	13,000	—	13,000	—
Total	$42,937,551	$—	$13,000	$—	$42,950,551	$—
ProFund VP Health Care
Common Stocks	$77,968,896	$—	$—	$—	$77,968,896	$—
Total	$77,968,896	$—	$—	$—	$77,968,896	$—

December 31, 2015 :: Notes to Financial Statements :: 367

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Industrials
Common Stock	$16,217,509	$—	$—	$—	$16,217,509	$—
Total	$16,217,509	$—	$—	$—	$16,217,509	$—
ProFund VP Internet
Common Stocks	$20,550,760	$—	$—	$—	$20,550,760	$—
Repurchase Agreements	—	—	48,000	—	48,000	—
Total	$20,550,760	$—	$48,000	$—	$20,598,760	$—
ProFund VP Oil & Gas
Common Stocks	$38,082,059	$—	$—	$—	$38,082,059	$—
Swap Agreements	—	—	—	(268)	—	(268)
Total	$38,082,059	$—	$—	$(268)	$38,082,059	$(268)
ProFund VP Pharmaceuticals
Common Stocks	$18,377,609	$—	$—	$—	$18,377,609	$—
Repurchase Agreements	—	—	81,000	—	81,000	—
Swap Agreements	—	—	—	(1,476)	—	(1,476)
Total	$18,377,609	$—	$81,000	$(1,476)	$18,458,609	$(1,476)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$15,930,000	$—	$15,930,000	$—
Swap Agreements	—	—	—	(356,399)	—	(356,399)
Total	$—	$—	$15,930,000	$(356,399)	$15,930,000	$(356,399)
ProFund VP Real Estate
Common Stocks	$22,123,184	$—	$—	$—	$22,123,184	$—
Total	$22,123,184	$—	$—	$—	$22,123,184	$—
ProFund VP Semiconductor
Common Stocks	$3,363,834	$—	$—	$—	$3,363,834	$—
Repurchase Agreements	—	—	7,000	—	7,000	—
Swap Agreements	—	—	—	(150)	—	(150)
Total	$3,363,834	$—	$7,000	$(150)	$3,370,834	$(150)
ProFund VP Technology
Common Stocks	$23,725,033	$—	$—	$—	$23,725,033	$—
Total	$23,725,033	$—	$—	$—	$23,725,033	$—
ProFund VP Telecommunications
Common Stocks	$4,399,862	$—	$—	$—	$4,399,862	$—
Repurchase Agreements	—	—	34,000	—	34,000	—
Swap Agreements	—	—	—	(462)	—	(462)
Total	$4,399,862	$—	$34,000	$(462)	$4,433,862	$(462)
ProFund VP Utilities
Common Stocks	$30,188,263	$—	$—	$—	$30,188,263	$—
Total	$30,188,263	$—	$—	$—	$30,188,263	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$11,714,319	$—	$11,714,319	$—
Repurchase Agreements	—	—	18,668,000	—	18,668,000	—
Futures Contracts	—	359	—	—	—	359
Swap Agreements	—	—	—	(147,380)	—	(147,380)
Total	$—	$359	$30,382,319	$(147,380)	$30,382,319	$(147,021)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$15,637,000	$—	$15,637,000	$—
Swap Agreements	—	—	—	106,527	—	106,527
Total	$—	$—	$15,637,000	$106,527	$15,637,000	$106,527

368 :: Notes to Financial Statements :: December 31, 2015

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$792,000	$—	$792,000	$—
Forward Currency Contracts	—	—	—	4,996	—	4,996
Total	$—	$—	$792,000	$4,996	$792,000	$4,996
ProFund VP Money Market
U.S. Treasury Obligations	$—	$—	$36,865,490	$—	$36,865,490	$—
Repurchase Agreements	—	—	192,447,000	—	192,447,000	—
Total	$—	$—	$229,312,490	$—	$229,312,490	$—

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. contingent rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Related Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the year ended December 31, 2015, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator from January 1, 2015 through March 31, 2015, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Effective April 1, 2015, the annual fee based on the Trust’s and Access One Trust’s aggregate average net assets was amended to a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees for the entire period include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services from January 1, 2015 through March 31, 2015, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses. Effective April 1, 2015, the annual fee based on the Trust’s and Access One Trust’s aggregate average net assets was amended to a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

Until March 31, 2015, Citi also acted as transfer agent for the Trust, for which Citi received from the ProFunds VP a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses. Effective April 1, 2015, SunGard Investor Services LLC acts as the Trust’s transfer agent. For these services, the ProFunds VP pays SunGard Investor Services LLC a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses. Fees paid to Citi and SunGard Investor Services, LLC for the year are reflected as Transfer agency fees on the Statements of Operations.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the year ended December 31, 2015 for ProFund VP Money Market to maintain a more competitive net yield. If ProFund VP Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $499,228 for the year ended December 31, 2015.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP.

December 31, 2015 :: Notes to Financial Statements :: 369

For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the year ended December 31, 2015, the administrative services fees of ProFund VP Money Market were suspended to maintain a more competitive net yield. If ProFund VP Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $201,984 for the year ended December 31, 2015.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2015, actual Trustee compensation was $582,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2016.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2015, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Total
ProFund VP Bull	$114,844	$21,744	$—	$71,068	$207,656
ProFund VP Mid-Cap	—	—	—	19,020	19,020
ProFund VP Small-Cap	33,887	23,136	10,296	15,104	82,423
ProFund VP NASDAQ-100	68,822	30,372	19,368	43,237	161,799
ProFund VP Large-Cap Value	58,796	32,821	22,534	373	114,524
ProFund VP Large-Cap Growth	41,453	32,434	9,311	4,526	87,724
ProFund VP Mid-Cap Value	50,438	34,087	30,334	945	115,804
ProFund VP Mid-Cap Growth	54,177	27,673	25,201	4,915	111,966
ProFund VP Small-Cap Value	87,110	79,793	37,287	—	204,190
ProFund VP Small-Cap Growth	59,538	66,017	17,064	8,858	151,477
ProFund VP Asia 30	57,760	26,140	7,353	44,943	136,196
ProFund VP Europe 30	26,580	15,261	—	39,898	81,739
ProFund VP International	9,857	2,009	—	13,787	25,653
ProFund VP Emerging Markets	22,860	15,960	18,729	15,908	73,457
ProFund VP Japan	7,652	28,685	1,535	1,061	38,933
ProFund VP UltraBull	3,338	48,815	—	—	52,153
ProFund VP UltraMid-Cap	23,979	15,026	13,226	—	52,231
ProFund VP UltraSmall-Cap	49,857	36,981	5,494	25,320	117,652
ProFund VP UltraNASDAQ-100	49,561	3,188	—	44,605	97,354
ProFund VP Bear	10,537	8,526	7,741	—	26,804
ProFund VP Short Mid-Cap	3,509	5,022	6,560	—	15,091
ProFund VP Short Small-Cap	15,446	2,864	8,432	430	27,172
ProFund VP Short Dow 30	1,922	5,187	6,283	479	13,871
ProFund VP Short NASDAQ-100	19,505	2,276	9,587	1,779	33,147
ProFund VP Short International	5,447	4,320	4,996	182	14,945
ProFund VP Short Emerging Markets	4,981	5,977	5,462	—	16,420
ProFund VP UltraShort Dow 30	2,105	4,132	7,240	—	13,477
ProFund VP UltraShort NASDAQ-100	4,571	867	5,493	—	10,931
ProFund VP Banks	17,855	7,855	8,172	—	33,882
ProFund VP Basic Materials	52,179	2,946	9,315	15,581	80,021
ProFund VP Consumer Goods	25,678	13,429	8,669	922	48,698
ProFund VP Consumer Services	40,148	35,642	—	21,382	97,172
ProFund VP Financials	60,090	32,591	13,804	20,548	127,033

370 :: Notes to Financial Statements :: December 31, 2015

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Total
ProFund VP Health Care	$36,081	$18,174	$—	$11,645	$65,900
ProFund VP Industrials	28,366	26,189	1,769	7,601	63,925
ProFund VP Internet	14,690	1,724	3,300	—	19,714
ProFund VP Oil & Gas	101,749	39,709	50,670	—	192,128
ProFund VP Pharmaceuticals	22,819	12,436	—	18,437	53,692
ProFund VP Precious Metals	92,873	7,037	24,566	18,731	143,207
ProFund VP Real Estate	34,083	12,349	7,562	3,275	57,269
ProFund VP Semiconductor	4,319	6,314	2,482	974	14,089
ProFund VP Technology	9,237	3,031	—	—	12,268
ProFund VP Telecommunications	31,173	7,019	8,736	5,818	52,746
ProFund VP Utilities	55,874	27,932	30,103	19,755	133,664
ProFund VP U.S. Government Plus	95,276	5,034	22,544	16,699	139,553
ProFund VP Rising Rates Opportunity	19,329	20,731	—	595	40,655
ProFund VP Falling U.S. Dollar	6,909	10,081	2,466	666	20,122

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2016 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2015, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Total
ProFund VP Money Market	$2,496,022	$2,172,517	$2,189,720	$1,527,932	$8,386,191

The ProFunds VP are permitted to purchase and sell securities (“cross trade”) from and to other funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross trade of securities by the respective ProFund VP from or to another fund that is or could be considered an affiliate of the ProFund VP under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the year ended December 31, 2015, the ProFunds VP engaged in the following cross trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
ProFund VP Bull	$—	$38,931,225	$4,298,739
ProFund VP Large-Cap Value	2,050,821	5,481,836	669,243
ProFund VP Large-Cap Growth	3,796,792	6,261,597	716,915
ProFund VP Mid-Cap Value	1,613,473	4,895,512	(35,864)
ProFund VP Mid-Cap Growth	9,566,703	10,930,579	(324,201)
ProFund VP Small-Cap Value	1,892,026	6,155,675	(241,618)
ProFund VP Small-Cap Growth	18,773,824	8,998,673	(631,308)
ProFund VP UltraBull	37,266,955	29,708,556	3,108
ProFund VP UltraMid-Cap	—	2,245,062	(10,300)
ProFund VP UltraSmall-Cap	769,957	—	—

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2015 were as follows:

	Purchases	Sales
ProFund VP Bull	$19,334,850	$78,308,183
ProFund VP Small-Cap	3,973,371	2,778,497
ProFund VP NASDAQ-100	2,973,551	2,822,447
ProFund VP Large-Cap Value	18,959,797	33,162,673
ProFund VP Large-Cap Growth	50,214,706	63,878,960
ProFund VP Mid-Cap Value	33,629,514	36,137,192
ProFund VP Mid-Cap Growth	63,866,883	61,881,762

December 31, 2015 :: Notes to Financial Statements :: 371

	Purchases	Sales
ProFund VP Small-Cap Value	$49,005,929	$51,424,698
ProFund VP Small-Cap Growth	64,314,332	64,439,018
ProFund VP Asia 30	28,836,977	28,661,556
ProFund VP Europe 30	35,831,978	32,302,329
ProFund VP Emerging Markets	19,202,609	20,339,612
ProFund VP UltraBull	459,949,052	483,791,348
ProFund VP UltraMid-Cap	74,134,409	79,211,138
ProFund VP UltraSmall-Cap	6,549,806	9,589,121
ProFund VP UltraNASDAQ-100	25,936,581	27,178,198
ProFund VP Banks	29,951,226	29,183,678
ProFund VP Basic Materials	7,530,002	11,239,803
ProFund VP Biotechnology	136,531,997	128,347,076
ProFund VP Consumer Goods	34,198,053	39,590,453
ProFund VP Consumer Services	37,375,313	38,828,916
ProFund VP Financials	37,796,334	35,610,099
ProFund VP Health Care	42,115,809	51,384,391
ProFund VP Industrials	19,066,808	20,459,960
ProFund VP Internet	32,063,992	21,831,277
ProFund VP Oil & Gas	16,170,753	19,295,049
ProFund VP Pharmaceuticals	80,253,170	85,675,220
ProFund VP Real Estate	29,824,217	34,992,400
ProFund VP Semiconductor	21,201,147	24,621,381
ProFund VP Technology	25,532,060	24,937,614
ProFund VP Telecommunications	33,057,777	33,377,721
ProFund VP Utilities	23,984,620	42,020,581

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2015 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$88,055,313	$92,281,650

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts), which may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day.

372 :: Notes to Financial Statements :: December 31, 2015

Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each

December 31, 2015 :: Notes to Financial Statements :: 373

ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2015				Year Ended December 31, 2014
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Bull	$1,182,850	$177,103	$—	$1,359,953	$1,803,253	$1,174,548	$—	$2,977,801
ProFund VP Mid-Cap	775,820	111,972	—	887,792	4,604,212	553,806	—	5,158,018
ProFund VP Small-Cap	—	440,866	—	440,866	1,824,938	459,670	—	2,284,608
ProFund VP Dow 30	—	14,292	—	14,292	158,405	5,313	—	163,718
ProFund VP NASDAQ-100	5,513,784	1,540,991	—	7,054,775	—	2,060,179	—	2,060,179
ProFund VP Large-Cap Value	224,826	—	—	224,826	184,025	—	—	184,025
ProFund VP Large-Cap Growth	—	—	—	—	35,982	—	—	35,982
ProFund VP Mid-Cap Value	24,812	891,445	—	916,257	32,312	—	—	32,312
ProFund VP Mid-Cap Growth	43,732	4,789,295	—	4,833,027	—	2,182,548	—	2,182,548
ProFund VP Small-Cap Value	—	2,476,250	—	2,476,250	—	1,172,153	—	1,172,153
ProFund VP Small-Cap Growth	—	4,962,889	—	4,962,889	1,751,137	2,190,223	—	3,941,360

374 :: Notes to Financial Statements :: December 31, 2015

	Year Ended December 31, 2015				Year Ended December 31, 2014
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Asia 30	$89,913	$1,668,413	$—	$1,758,326	$27,095	$—	$—	$27,095
ProFund VP Europe 30	1,592,186	—	—	1,592,186	554,073	—	—	554,073
ProFund VP International	—	—	—	—	1,189,021	—	—	1,189,021
ProFund VP Emerging Markets	155,202	—	—	155,202	43,074	—	—	43,074
ProFund VP Japan	—	—	—	—	2,253,368	3,914,669	—	6,168,037
ProFund VP UltraBull	5,178,957	1,004,863	—	6,183,820	9,951,571	644,438	—	10,596,009
ProFund VP UltraMid-Cap	1,658,291	1,907,087	—	3,565,378	—	—	—	—
ProFund VP UltraSmall-Cap	—	843,968	—	843,968	3,715,630	1,246,307	—	4,961,937
ProFund VP UltraNASDAQ-100	8,970,338	723,644	—	9,693,982	—	—	—	—
ProFund VP Banks	15,650	—	—	15,650	8,043	—	—	8,043
ProFund VP Basic Materials	99,239	—	—	99,239	179,445	—	—	179,445
ProFund VP Biotechnology	2,562,951	462,365	—	3,025,316	3,640,453	297,218	—	3,937,671
ProFund VP Consumer Goods	176,420	—	—	176,420	143,858	—	—	143,858
ProFund VP Consumer Services	—	4,511,653	—	4,511,653	26,756	—	—	26,756
ProFund VP Financials	103,774	—	—	103,774	77,054	—	—	77,054
ProFund VP Health Care	—	—	—	—	48,831	—	—	48,831
ProFund VP Industrials	20,641	—	—	20,641	43,202	—	—	43,202
ProFund VP Internet	—	1,108,387	—	1,108,387	416,398	109,028	—	525,426
ProFund VP Oil & Gas	627,708	4,108,914	—	4,736,622	253,665	4,103,249	—	4,356,914
ProFund VP Pharmaceuticals	896,655	260,835	—	1,157,490	929,813	238,351	—	1,168,164
ProFund VP Real Estate	134,948	—	—	134,948	393,320	—	—	393,320
ProFund VP Semiconductor	136,102	—	—	136,102	7,582	—	—	7,582
ProFund VP Telecommunications	264,113	—	—	264,113	362,995	—	—	362,995
ProFund VP Utilities	843,762	192,452	—	1,036,214	783,791	—	—	783,791
ProFund VP U.S. Government Plus	—	—	—	—	61,853	—	75	61,928
ProFund VP Money Market	46,856	—	—	46,856	39,412	—	—	39,412

As of the tax year ended December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$—	$1,525,016	$—	$18,881,192	$20,406,208
ProFund VP Mid-Cap	423,311	—	(539,311)	(78,823)	(194,823)
ProFund VP Small-Cap	—	—	(468,563)	538,711	70,148
ProFund VP Dow 30	—	—	(1,536,415)	(12,633)	(1,549,048)
ProFund VP NASDAQ-100	8,457	2,035,650	—	19,340,426	21,384,533
ProFund VP Large-Cap Value	212,792	—	(2,041,730)	1,403,796	(425,142)
ProFund VP Large-Cap Growth	144,146	2,008,288	—	10,947,240	13,099,674
ProFund VP Mid-Cap Value	38,596	338,467	—	420,786	797,849
ProFund VP Mid-Cap Growth	—	1,189,519	—	5,055,526	6,245,045
ProFund VP Small-Cap Value	—	—	(3,295,276)	(456,360)	(3,751,636)
ProFund VP Small-Cap Growth	—	1,537,355	—	4,969,039	6,506,394
ProFund VP Asia 30	266,698	—	(123,353)	5,614,639	5,757,984
ProFund VP Europe 30	732,858	—	(4,532,574)	(2,369,658)	(6,169,374)
ProFund VP International	—	—	(2,338,721)	(62,215)	(2,400,936)
ProFund VP Emerging Markets	40,208	—	(7,128,171)	(433,408)	(7,521,371)
ProFund VP Japan	—	—	(2,149,109)	—	(2,149,109)
ProFund VP UltraBull	2,187,626	449,453	(591,291)	2,728,662	4,774,450
ProFund VP UltraMid-Cap	—	—	(358,281)	2,888,332	2,530,051
ProFund VP UltraSmall-Cap	—	—	(2,042,057)	1,487,251	(554,806)
ProFund VP UltraNASDAQ-100	2,777,766	2,337,481	(1,962,393)	18,249,451	21,402,305
ProFund VP Bear	—	—	(54,891,307)	32,934	(54,858,373)
ProFund VP Short Mid-Cap	55,816	—	(2,152,795)	(5,416)	(2,102,395)
ProFund VP Short Small-Cap	—	—	(3,765,913)	(17,319)	(3,783,232)
ProFund VP Short Dow 30	891	—	(42,043)	164	(40,988)
ProFund VP Short NASDAQ-100	—	—	(9,712,527)	15,511	(9,697,016)
ProFund VP Short International	—	—	(1,418,453)	11,549	(1,406,904)
ProFund VP Short Emerging Markets	—	—	(942,153)	62,864	(879,289)

December 31, 2015 :: Notes to Financial Statements :: 375

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP UltraShort Dow 30	$—	$—	$(826,361)	$(15,057)	$(841,418)
ProFund VP UltraShort NASDAQ-100	—	—	(4,452,358)	18,542	(4,433,816)
ProFund VP Banks	15,145	—	(14,036,235)	(267,289)	(14,288,379)
ProFund VP Basic Materials	88,518	—	(10,276,036)	2,676,045	(7,511,473)
ProFund VP Biotechnology	131,942	783,136	(1,445,474)	26,777,072	26,246,676
ProFund VP Consumer Goods	253,889	—	(371,308)	8,715,947	8,598,528
ProFund VP Consumer Services	—	285,131	—	12,463,204	12,748,335
ProFund VP Financials	106,102	—	(7,742,610)	6,877,298	(759,210)
ProFund VP Health Care	—	—	(2,172,530)	35,484,079	33,311,549
ProFund VP Industrials	35,290	—	(1,609,186)	5,035,155	3,461,259
ProFund VP Internet	23,668	814,534	—	5,346,764	6,184,966
ProFund VP Oil & Gas	645,268	—	(1,362,805)	10,859,352	10,141,815
ProFund VP Pharmaceuticals	219,392	1,335,279	(1,443,041)	5,055,051	5,166,681
ProFund VP Precious Metals	—	—	(78,993,215)	(356,399)	(79,349,614)
ProFund VP Real Estate	139,206	—	(112,485)	6,120,937	6,147,658
ProFund VP Semiconductor	6,864	—	(243,475)	839,272	602,661
ProFund VP Technology	—	—	(2,357,671)	8,995,142	6,637,471
ProFund VP Telecommunications	294,748	—	(748,125)	576,002	122,625
ProFund VP Utilities	750,145	1,400,502	—	13,176,437	15,327,084
ProFund VP U.S. Government Plus	—	—	(11,610,445)	(63,277)	(11,673,722)
ProFund VP Rising Rates Opportunity	—	—	(23,325,537)	106,527	(23,219,010)
ProFund VP Falling U.S. Dollar	—	—	(2,264,867)	—	(2,264,867)
ProFund VP Money Market	13,062	—	—	(1,440)	11,622

As of the tax year ended December 31, 2015, the following ProFunds VP have capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Large-Cap Value	$—	$2,041,730	$—	$2,041,730
ProFund VP Europe 30	—	2,379,334	1,215,921	3,595,255
ProFund VP Bear	—	27,795,299	10,849,931	38,645,230
ProFund VP Banks	—	6,837,887	4,222,982	11,060,869
ProFund VP Basic Materials	7,376,344	647,115	2,252,577	10,276,036
ProFund VP Consumer Goods	—	371,308	—	371,308
ProFund VP Financials	3,730,786	3,025,224	986,600	7,742,610
ProFund VP Health Care	—	2,172,530	—	2,172,530
ProFund VP Industrials	—	1,609,186	—	1,609,186
ProFund VP Real Estate	—	—	112,485	112,485
ProFund VP Technology	2,121,701	—	—	2,121,701
ProFund VP Falling U.S. Dollar	1,990,078	—	55,790	2,045,868

CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$114,635	$—	$—	$114,635
ProFund VP Small-Cap Value	171,626	2,850,554	248,076	3,270,256
ProFund VP Japan	—	—	484,987	484,987
ProFund VP UltraBull	591,291	—	—	591,291
ProFund VP UltraSmall-Cap	2,015,660	—	—	2,015,660
ProFund VP UltraNASDAQ-100	1,962,393	—	—	1,962,393
ProFund VP Biotechnology	—	1,315,625	129,849	1,445,474
ProFund VP Pharmaceuticals	481,014	481,013	481,014	1,443,041
ProFund VP Semiconductor	243,475	—	—	243,475
ProFund VP Telecommunications	149,796	199,568	—	349,364
ProFund VP U.S. Government Plus	—	8,888,004	—	8,888,004

376 :: Notes to Financial Statements :: December 31, 2015

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Small-Cap	$468,563	$—	$468,563
ProFund VP Dow 30	36,222	1,289	37,511
ProFund VP Small-Cap Value	25,020	—	25,020
ProFund VP Asia 30	123,353	—	123,353
ProFund VP Europe 30	481,574	455,745	937,319
ProFund VP International	293,471	—	293,471
ProFund VP Emerging Markets	816,401	314,056	1,130,457
ProFund VP Japan	348,923	524,288	873,211
ProFund VP UltraMid-Cap	358,281	—	358,281
ProFund VP UltraSmall-Cap	26,397	—	26,397
ProFund VP Bear	15,284,511	961,566	16,246,077
ProFund VP Short Small-Cap	1,340,135	88,576	1,428,711
ProFund VP Short NASDAQ-100	608,303	6,447	614,750
ProFund VP Short International	21,380	—	21,380
ProFund VP Short Emerging Markets	26,654	—	26,654
ProFund VP UltraShort Dow	4,964	4,564	9,528
ProFund VP UltraShort NASDAQ-100	328,113	16,751	344,864
ProFund VP Banks	496,146	2,479,220	2,975,366
ProFund VP Oil & Gas	958,072	404,733	1,362,805
ProFund VP Precious Metals	78,993,215	—	78,993,215
ProFund VP Technology	235,970	—	235,970
ProFund VP Telecommunications	2,026	346,963	348,989
ProFund VP U.S. Government Plus	2,722,441	—	2,722,441
ProFund VP Falling U.S. Dollar	87,601	131,398	218,999

CLCFs not subject to expiration that are limited as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Mid-Cap	$424,676	$—	$424,676
ProFund VP Dow 30	1,483,965	14,939	1,498,904
ProFund VP International	2,045,250	—	2,045,250
ProFund VP Emerging Markets	2,293,899	3,703,815	5,997,714
ProFund VP Japan	319,810	471,101	790,911
ProFund VP Short Mid-Cap	2,006,930	145,865	2,152,795
ProFund VP Short Small-Cap	2,220,677	116,525	2,337,202
ProFund VP Short Dow 30	42,043	—	42,043
ProFund VP Short NASDAQ-100	8,608,539	489,238	9,097,777
ProFund VP Short International	1,397,073	—	1,397,073
ProFund VP Short Emerging Markets	915,499	—	915,499
ProFund VP UltraShort Dow 30	804,654	12,179	816,833
ProFund VP UltraShort NASDAQ-100	3,958,862	148,632	4,107,494
ProFund VP Telecommunications	—	49,772	49,772
ProFund VP Rising Rates Opportunity	23,002,625	322,912	23,325,537

The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

At December 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$86,016,151	$24,772,502	$(5,584,783)	$19,187,719
ProFund VP Mid-Cap	9,480,000	—	—	—
ProFund VP Small-Cap	12,154,217	1,080,278	(464,002)	616,276
ProFund VP Dow 30	1,099,000	—	—	—
ProFund VP NASDAQ-100	58,434,304	21,509,977	(2,020,799)	19,489,178
ProFund VP Large-Cap Value	16,999,541	4,791,350	(3,387,554)	1,403,796
ProFund VP Large-Cap Growth	24,348,204	12,404,424	(1,457,184)	10,947,240
ProFund VP Mid-Cap Value	14,432,734	3,488,212	(3,067,426)	420,786
ProFund VP Mid-Cap Growth	21,721,726	6,704,161	(1,648,635)	5,055,526

December 31, 2015 :: Notes to Financial Statements :: 377

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Small-Cap Value	$20,682,744	$3,318,060	$(3,774,420)	$(456,360)
ProFund VP Small-Cap Growth	23,035,260	6,599,380	(1,630,341)	4,969,039
ProFund VP Asia 30	20,926,155	11,929,325	(6,314,686)	5,614,639
ProFund VP Europe 30	28,399,519	5,888,497	(8,258,155)	(2,369,658)
ProFund VP International	6,595,000	—	—	—
ProFund VP Emerging Markets	9,521,142	1,879,179	(2,311,297)	(432,118)
ProFund VP Japan	16,389,000	—	—	—
ProFund VP UltraBull	19,504,686	4,312,015	(1,443,253)	2,868,762
ProFund VP UltraMid-Cap	22,158,764	4,968,722	(1,668,938)	3,299,784
ProFund VP UltraSmall-Cap	16,838,911	2,973,552	(1,220,202)	1,753,350
ProFund VP UltraNASDAQ-100	49,216,443	20,943,684	(2,192,954)	18,750,730
ProFund VP Bear	9,269,000	—	—	—
ProFund VP Short Mid-Cap	550,000	—	—	—
ProFund VP Short Small-Cap	1,599,000	—	—	—
ProFund VP Short Dow 30	28,000	—	—	—
ProFund VP Short NASDAQ-100	2,801,000	—	—	—
ProFund VP Short International	1,647,000	—	—	—
ProFund VP Short Emerging Markets	4,076,000	—	—	—
ProFund VP UltraShort Dow 30	45,000	—	—	—
ProFund VP UltraShort NASDAQ-100	2,365,000	—	—	—
ProFund VP Banks	6,562,877	2,843,511	(3,110,529)	(267,018)
ProFund VP Basic Materials	10,087,378	6,815,289	(4,139,244)	2,676,045
ProFund VP Biotechnology	40,102,991	33,414,393	(6,635,065)	26,779,328
ProFund VP Consumer Goods	15,356,512	10,590,300	(1,874,353)	8,715,947
ProFund VP Consumer Services	22,197,408	14,773,573	(2,310,369)	12,463,204
ProFund VP Financials	36,073,253	18,163,461	(11,286,163)	6,877,298
ProFund VP Health Care	42,484,817	41,286,254	(5,802,175)	35,484,079
ProFund VP Industrials	11,182,354	6,585,313	(1,550,158)	5,035,155
ProFund VP Internet	15,251,996	7,251,626	(1,904,862)	5,346,764
ProFund VP Oil & Gas	27,222,439	21,042,961	(10,183,341)	10,859,620
ProFund VP Pharmaceuticals	13,402,082	7,324,833	(2,268,306)	5,056,527
ProFund VP Precious Metals	15,930,000	—	—	—
ProFund VP Real Estate	16,002,247	9,121,843	(3,000,906)	6,120,937
ProFund VP Semiconductor	2,531,412	1,221,196	(381,774)	839,422
ProFund VP Technology	14,729,891	11,428,835	(2,433,693)	8,995,142
ProFund VP Telecommunications	3,857,398	1,733,684	(1,157,220)	576,464
ProFund VP Utilities	17,011,826	16,632,845	(3,456,408)	13,176,437
ProFund VP U.S. Government Plus	30,298,216	84,103	—	84,103
ProFund VP Rising Rates Opportunity	15,637,000	—	—	—
ProFund VP Falling U.S. Dollar	792,000	—	—	—
ProFund VP Money Market	229,313,930	—	(1,440)	(1,440)

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

9. Additional Information and Money Market Reform

In July 2014, the SEC adopted money market reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund VP Money Market is required to comply with money market fund reform by the specified compliance dates in 2016. Currently the ProFund VP Money Market operates as a prime institutional money market fund. Once the new SEC rules become effective in 2016 the ProFund VP Money Market, as a prime institutional money market fund, will not be able to maintain a stable $1.00 net asset value.

As a result, the Board has approved changes for the ProFund VP Money Market to operate as a government money market fund. As a government money market fund, the ProFund VP Money Market will not be required to implement liquidity fees and redemption gates. A government money market fund is required to invest at

378 :: Notes to Financial Statements :: December 31, 2015

least 99.5% of the fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the ProFund VP Money Market to operate as a government money market fund, the Board approved revisions to the investment policy relating to concentration (the “Concentration Policy”) such that the ProFund VP Money Market would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. This revision to the Concentration Policy and name change listed below were approved by shareholders at a special shareholders meeting on January 28, 2016.

a)             A name change from ProFund VP Money Market to ProFund VP Government Money Market

Changes to the Concentration Policy and name change will take effect on or about May 2, 2016.

10. Reverse Shares Splits

Effective October 20, 2014, the ProFund VP Short Small-Cap and ProFund VP Short NASDAQ-100 underwent a 1-for-5 reverse share split, the ProFund VP Short Dow 30 underwent a 1-for-6 reverse share split, the ProFund VP UltraShort Dow 30 underwent a 1-for-12 reverse share split, and the ProFund VP UltraShort NASDAQ-100 underwent a 1-for-14 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds VP or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

Report of Independent Registered Public Accounting Firm :: 379

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following fifty funds included in ProFunds:

ProFund VP Bull	ProFund VP UltraMid-Cap	ProFund VP Financials
ProFund VP Mid-Cap	ProFund VP UltraSmall-Cap	ProFund VP Health Care
ProFund VP Small-Cap	ProFund VP UltraNASDAQ-100	ProFund VP Industrials
ProFund VP Dow 30	ProFund VP Bear	ProFund VP Internet
ProFund VP NASDAQ-100	ProFund VP Short Mid-Cap	ProFund VP Oil & Gas
ProFund VP Large-Cap Value	ProFund VP Short Small-Cap	ProFund VP Pharmaceuticals
ProFund VP Large-Cap Growth	ProFund VP Short Dow 30	ProFund VP Precious Metals
ProFund VP Mid-Cap Value	ProFund VP Short NASDAQ-100	ProFund VP Real Estate
ProFund VP Mid-Cap Growth	ProFund VP Short International	ProFund VP Semiconductor
ProFund VP Small-Cap Value	ProFund VP Short Emerging Markets	ProFund VP Technology
ProFund VP Small-Cap Growth	ProFund VP UltraShort Dow 30	ProFund VP Telecommunications
ProFund VP Asia 30	ProFund VP UltraShort NASDAQ-100	ProFund VP Utilities
ProFund VP Europe 30	ProFund VP Banks	ProFund VP U.S. Government Plus
ProFund VP International	ProFund VP Basic Materials	ProFund VP Rising Rates Opportunity
ProFund VP Emerging Markets	ProFund VP Biotechnology	ProFund VP Falling U.S. Dollar
ProFund VP Japan	ProFund VP Consumer Goods	ProFund VP Money Market
ProFund VP UltraBull	ProFund VP Consumer Services

(hereafter collectively referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 26, 2016

380 :: Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2015, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP Bull	29.68%
ProFund VP NASDAQ-100	8.16%
ProFund VP Large-Cap Value	100.00%
ProFund VP Mid-Cap Value	100.00%
ProFund VP Mid-Cap Growth	100.00%
ProFund VP UltraBull	3.99%
ProFund VP UltraMid-Cap	9.67%
ProFund VP Banks	100.00%
ProFund VP Basic Materials	100.00%
ProFund VP Biotechnology	15.48%
ProFund VP Consumer Goods	100.00%
ProFund VP Financials	100.00%
ProFund VP Industrials	100.00%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	66.07%
ProFund VP Real Estate	11.88%
ProFund VP Semiconductor	85.10%
ProFund VP Telecommunications	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2015, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP Bull	$1,466,587
ProFund VP Mid-Cap	111,972
ProFund VP Small-Cap	440,866
ProFund VP Dow 30	14,292
ProFund VP NASDAQ-100	1,540,991
ProFund VP Large-Cap Growth	1,587,092
ProFund VP Mid-Cap Value	1,254,146
ProFund VP Mid-Cap Growth	4,789,295
ProFund VP Small-Cap Value	2,476,250
ProFund VP Small-Cap Growth	4,962,889
ProFund VP Asia 30	1,668,414
ProFund VP UltraBull	1,004,863
ProFund VP UltraMid-Cap	1,907,086
ProFund VP UltraSmall-Cap	843,967
ProFund VP UltraNASDAQ-100	723,644
ProFund VP Biotechnology	462,365
ProFund VP Consumer Services	4,511,652
ProFund VP Internet	1,108,387
ProFund VP Oil & Gas	4,108,914
ProFund VP Pharmaceuticals	260,835
ProFund VP Utilities	192,452

Additional Tax Information (unaudited) :: 381

For the fiscal year ended December 31, 2015, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term Capital Gain
ProFund VP Bull	$1,182,851
ProFund VP Mid-Cap	775,818
ProFund VP NASDAQ-100	5,513,784
ProFund VP Mid-Cap Growth	43,732
ProFund VP UltraBull	5,178,958
ProFund VP UltraMid-Cap	1,658,291
ProFund VP UltraNASDAQ-100	8,970,338
ProFund VP Biotechnology	2,562,950
ProFund VP Oil & Gas	280,644
ProFund VP Pharmaceuticals	705,510
ProFund VP Semiconductor	107,689
ProFund VP Money Market	5,499

382 :: Board Approval of Investment Advisory Agreement :: December 31, 2015 (unaudited)

At a meeting held on September 16-17, 2015, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of each of its series (each a “Fund” and collectively the “Funds”), and ProFund Advisors LLC (the “Advisor”). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)                  detailed information about the advisory services provided by the Advisor;

(ii)               the Advisor’s Form ADV;

(iii)            biographies of employees primarily responsible for providing investment advisory services;

(iv)           information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)              information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)           performance information for prior periods;

(vii)        comparative industry fee data;

(viii)     information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;

(ix)           information regarding trade allocation and best execution;

(x)              information about the financial condition of the Advisor; and

(xi)           information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to the Board’s deliberations. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 16-17, 2015, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds’ investment results and performance data, at its regular meetings throughout the year. The Board’s conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors it deemed relevant, including, among other things:

(i)                the nature, extent and quality of the services to be provided to each Fund by the Advisor;

(ii)             the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds;

(iii)          the investment performance of the Funds; and

(iv)         the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Investment Advisory Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage both the geared and non-geared Funds effectively, which may not be present at other investment advisory organizations. In particular, the Board considered the following:

•                       the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

•                       the fact that to maintain exposure consistent with each geared Fund’s daily investment objective, the geared Funds need to be rebalanced each day, an activity not typical of traditional index funds;

•                       the differences in managing the non-geared Funds, including the unique asset classes for certain non-geared Funds, as well as the daily activity required by the Advisor due to the frequent and large trading activity in the non-geared Funds;

•                       the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas, as well as potential future changes to the cash management process;

•                       the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;

•                       the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience;

•                       the structure of the portfolio staff compensation program and the incentives it is intended to provide; and

•                       information regarding allocation of Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties.

The Board also reviewed the Advisor’s compliance program, including specific activities associated with the both the geared and non-geared Funds, and discussed it with the Funds’ Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed any compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the

December 31, 2015 (unaudited) :: Board Approval of Investment Advisory Agreement :: 383

Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support such Fund, and that it was generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because, among other things, there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board reviewed information prepared by Citi Fund Services Ohio, Inc., at the direction of the Advisor, using data provided by Lipper, Inc. (“Lipper”) comparing the management fee rate paid by each Fund to other mutual funds with investment objectives most similar to each Fund, as well as the median of each Fund’s Lipper category. The Board recognized that the reports show both net and gross total expense ratios, less any 12b-1 and shareholder services fees, for each Fund and each applicable peer fund and Lipper category. The Board considered the selection of the peer funds for both the geared and non-geared Funds, as well as Lipper categories used for comparison. The Board noted that, by design, certain of the Funds are unique and therefore no fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees after taking waivers and reimbursements into account. The Board recognized that, because of the differences in managing the non-geared Funds, the non-geared Funds are generally charged higher advisory fees than other non-geared mutual funds based on the same benchmark index.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were reasonable given the services provided.

Profitability

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the geared Funds, and entrepreneurial risk, and also considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. That Board noted that it likely would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding expense allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds

The Board considered total return and focused on the correlation of returns to benchmark information for each geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2015, as applicable. The Board also considered the performance information provided for the Funds at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each geared Fund remained strong during the applicable periods and that geared Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during the applicable period. The Board noted that, given the nature of the Funds, the correlation of the Fund’s performance with the performance of its applicable benchmark was a more meaningful factor than the Fund’s total return.

Non-Advisory Services; “Fall-Out” Benefits

The Board also considered the non-advisory services provided by the Advisor, including those performed under a separate Management Services Agreement. The Board considered the fact that the geared Funds shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

384 :: Board Approval of Investment Advisory Agreement :: December 31, 2015 (unaudited)

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

386 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If these fees were reflected, expenses would be higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended December 31, 2015.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended December 31, 2015.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)	Ending Account Value 12/31/15	Expenses Paid During Period(1)
ProFund VP Bull	1.68%	$1,000.00	$992.40	$8.44	$1,016.74	$8.54
ProFund VP Mid-Cap	1.68%	1,000.00	926.70	8.16	1,016.74	8.54
ProFund VP Small-Cap	1.68%	1,000.00	904.60	8.07	1,016.74	8.54
ProFund VP Dow 30	1.48%	1,000.00	986.50	7.41	1,017.74	7.53
ProFund VP NASDAQ-100	1.68%	1,000.00	1,040.30	8.64	1,016.74	8.54
ProFund VP Large-Cap Value	1.68%	1,000.00	964.50	8.32	1,016.74	8.54
ProFund VP Large-Cap Growth	1.68%	1,000.00	1,018.00	8.55	1,016.74	8.54
ProFund VP Mid-Cap Value	1.68%	1,000.00	911.00	8.09	1,016.74	8.54
ProFund VP Mid-Cap Growth	1.68%	1,000.00	950.10	8.26	1,016.74	8.54
ProFund VP Small-Cap Value	1.68%	1,000.00	917.50	8.12	1,016.74	8.54
ProFund VP Small-Cap Growth	1.68%	1,000.00	948.00	8.25	1,016.74	8.54
ProFund VP Asia 30	1.68%	1,000.00	866.20	7.90	1,016.74	8.54
ProFund VP Europe 30	1.68%	1,000.00	899.20	8.04	1,016.74	8.54
ProFund VP International	1.68%	1,000.00	922.20	8.14	1,016.74	8.54
ProFund VP Emerging Markets	1.68%	1,000.00	842.00	7.80	1,016.74	8.54
ProFund VP Japan	1.68%	1,000.00	916.90	8.12	1,016.74	8.54
ProFund VP UltraBull	1.68%	1,000.00	972.80	8.35	1,016.74	8.54
ProFund VP UltraMid-Cap	1.68%	1,000.00	855.10	7.86	1,016.74	8.54
ProFund VP UltraSmall-Cap	1.68%	1,000.00	808.90	7.66	1,016.74	8.54
ProFund VP UltraNASDAQ-100	1.68%	1,000.00	1,067.90	8.76	1,016.74	8.54
ProFund VP Bear	1.68%	1,000.00	975.80	8.37	1,016.74	8.54
ProFund VP Short Mid-Cap	1.68%	1,000.00	1,032.80	8.61	1,016.74	8.54
ProFund VP Short Small-Cap	1.68%	1,000.00	1,062.70	8.74	1,016.74	8.54
ProFund VP Short Dow 30	1.68%	1,000.00	970.50	8.34	1,016.74	8.54
ProFund VP Short NASDAQ-100	1.68%	1,000.00	923.40	8.15	1,016.74	8.54
ProFund VP Short International	1.68%	1,000.00	1,040.10	8.64	1,016.74	8.54
ProFund VP Short Emerging Markets	1.68%	1,000.00	1,133.20	9.03	1,016.74	8.54
ProFund VP UltraShort Dow 30	1.68%	1,000.00	948.40	8.25	1,016.74	8.54
ProFund VP UltraShort NASDAQ-100	1.68%	1,000.00	841.40	7.80	1,016.74	8.54
ProFund VP Banks	1.68%	1,000.00	964.70	8.32	1,016.74	8.54

Expense Examples (unaudited) :: 387

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)	Ending Account Value 12/31/15	Expenses Paid During Period(1)
ProFund VP Basic Materials	1.68%	$1,000.00	$879.60	$7.96	$1,016.74	$8.54
ProFund VP Biotechnology	1.60%	1,000.00	924.40	7.76	1,017.14	8.14
ProFund VP Consumer Goods	1.68%	1,000.00	1,038.10	8.63	1,016.74	8.54
ProFund VP Consumer Services	1.68%	1,000.00	1,008.60	8.51	1,016.74	8.54
ProFund VP Financials	1.68%	1,000.00	987.90	8.42	1,016.74	8.54
ProFund VP Health Care	1.68%	1,000.00	954.20	8.28	1,016.74	8.54
ProFund VP Industrials	1.68%	1,000.00	977.20	8.37	1,016.74	8.54
ProFund VP Internet	1.68%	1,000.00	1,104.20	8.91	1,016.74	8.54
ProFund VP Oil & Gas	1.68%	1,000.00	804.70	7.64	1,016.74	8.54
ProFund VP Pharmaceuticals	1.68%	1,000.00	981.60	8.39	1,016.74	8.54
ProFund VP Precious Metals	1.68%	1,000.00	717.10	7.27	1,016.74	8.54
ProFund VP Real Estate	1.68%	1,000.00	1,067.40	8.75	1,016.74	8.54
ProFund VP Semiconductor	1.68%	1,000.00	1,018.00	8.55	1,016.74	8.54
ProFund VP Technology	1.68%	1,000.00	1,022.90	8.57	1,016.74	8.54
ProFund VP Telecommunications	1.68%	1,000.00	987.20	8.42	1,016.74	8.54
ProFund VP Utilities	1.68%	1,000.00	1,057.40	8.71	1,016.74	8.54
ProFund VP U.S. Government Plus	1.38%	1,000.00	1,034.60	7.08	1,018.25	7.02
ProFund VP Rising Rates Opportunity	1.68%	1,000.00	936.20	8.20	1,016.74	8.54
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	959.60	8.30	1,016.74	8.54
ProFund VP Money Market	0.08%	1,000.00	1,000.10	0.40	1,024.80	0.41

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

388 :: Trustees and Executive Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares (129)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (129)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present

Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present): Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010)

				ProFunds (112); Access One Trust (3); ProShares (129)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Co-Founder and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (129)

*                 The “Fund Complex” consists of all operational registered investment companies advised by the Advisor and any operational registered investment companies that have an investment adviser that is an affiliated person of the Advisor. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Richard F. Morris 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present

General Counsel of the Advisor and ProShare Advisors (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015); General Counsel, WisdomTree Asset Management (October 2010 to October 2012)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/15

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 2015 $643,041

2014 $622,286

The fees relate to the audit of the registrants’ annual financial statements paid to PWC LLP.

(b)                                 2015 $0

2014 $0

(c)                                  2015 $147,000

2014 $167,045

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to PWC LLP.

(d)                                 2015 $0

2014 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g)                                  2015 $147,000

2014 $167,045

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h) Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)   Not Applicable

(b)   Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 4, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 26, 2016

* Print the name and title of each signing officer under his or her signature.